UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

State Street Aggregate Bond Index Fund

Class A: SSFCX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,255,686,399
  Number of Portfolio Holdings6,085
  Portfolio Turnover Rate9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	44.8%
U.S. Government Agency Obligations	25.6%
Corporate Bonds & Notes	23.9%
Short-Term Investments	5.2%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.4%
Commercial Mortgage Backed Securities	0.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.5%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 3.88%, due 06/30/30	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Notes, 3.38%, due 09/15/27	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
U.S. Treasury Notes, 1.50%, due 11/30/28	0.4%
U.S. Treasury Notes, 1.13%, due 08/31/28	0.4%
Federal Home Loan Mortgage Corp., 5.50%, due 11/01/54	0.4%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSFCX

State Street Aggregate Bond Index Fund

Class I: SSFDX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,255,686,399
  Number of Portfolio Holdings6,085
  Portfolio Turnover Rate9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	44.8%
U.S. Government Agency Obligations	25.6%
Corporate Bonds & Notes	23.9%
Short-Term Investments	5.2%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.4%
Commercial Mortgage Backed Securities	0.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.5%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 3.88%, due 06/30/30	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Notes, 3.38%, due 09/15/27	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
U.S. Treasury Notes, 1.50%, due 11/30/28	0.4%
U.S. Treasury Notes, 1.13%, due 08/31/28	0.4%
Federal Home Loan Mortgage Corp., 5.50%, due 11/01/54	0.4%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSFDX

State Street Aggregate Bond Index Fund

Class K: SSFEX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,255,686,399
  Number of Portfolio Holdings6,085
  Portfolio Turnover Rate9%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	44.8%
U.S. Government Agency Obligations	25.6%
Corporate Bonds & Notes	23.9%
Short-Term Investments	5.2%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.4%
Commercial Mortgage Backed Securities	0.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.5%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 3.88%, due 06/30/30	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Notes, 3.38%, due 09/15/27	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
U.S. Treasury Notes, 1.50%, due 11/30/28	0.4%
U.S. Treasury Notes, 1.13%, due 08/31/28	0.4%
Federal Home Loan Mortgage Corp., 5.50%, due 11/01/54	0.4%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSFEX

State Street Aggregate Bond Index Portfolio

SSAFX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Aggregate Bond Index Portfolio	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$4,987,655,620
  Number of Portfolio Holdings6,085
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
U.S. Treasury Obligations	44.8%
U.S. Government Agency Obligations	25.6%
Corporate Bonds & Notes	23.9%
Short-Term Investments	5.2%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.4%
Municipal Bonds & Notes	0.4%
Commercial Mortgage Backed Securities	0.3%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.5%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/52	0.4%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.4%
U.S. Treasury Notes, 3.88%, due 06/30/30	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Notes, 3.38%, due 09/15/27	0.4%
U.S. Treasury Notes, 4.25%, due 05/15/35	0.4%
U.S. Treasury Notes, 1.50%, due 11/30/28	0.4%
U.S. Treasury Notes, 1.13%, due 08/31/28	0.4%
Federal Home Loan Mortgage Corp., 5.50%, due 11/01/54	0.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Balanced Index Fund

Class K: SSBIX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Balanced Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$574,974,528
  Number of Portfolio Holdings2,598
  Portfolio Turnover Rate7%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Common Stocks	59.7%
Mutual Funds and Exchange Traded Products	39.7%
Short-Term Investments	0.8%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	39.6%
NVIDIA Corp.	3.8%
Microsoft Corp.	3.7%
Apple, Inc.	3.1%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.6%
Broadcom, Inc.	1.3%
Alphabet, Inc., Class A	1.0%
Berkshire Hathaway, Inc., Class B	0.9%
Tesla, Inc.	0.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSBIX

State Street Emerging Markets Equity Index Fund

Class K: SSKEX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Emerging Markets Equity Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$558,119,166
  Number of Portfolio Holdings1,206
  Portfolio Turnover Rate5%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
China	25.3%
Taiwan	18.8%
India	18.0%
South Korea	10.7%
Brazil	4.3%
Saudi Arabia	3.5%
Switzerland	3.1%
South Africa	2.9%
Mexico	2.1%
United Arab Emirates	1.6%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
Tencent Holdings Ltd.	4.7%
Alibaba Group Holding Ltd.	2.7%
Samsung Electronics Co. Ltd.	2.4%
HDFC Bank Ltd.	1.5%
Xiaomi Corp., Class B	1.5%
SK Hynix, Inc.	1.3%
MSCI CHINA A INCLUSION Net Return USD Index, due 08/31/27	1.3%
Reliance Industries Ltd.	1.2%
China Construction Bank Corp., Class H	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSKEX

State Street Equity 500 Index Fund

Administrative Shares: STFAX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,687,494,003
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR STFAX

State Street Equity 500 Index Fund

Class A: SSSVX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,687,494,003
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSSVX

State Street Equity 500 Index Fund

Class I: SSSWX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,687,494,003
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSSWX

State Street Equity 500 Index Fund

Class K: SSSYX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,687,494,003
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSSYX

State Street Equity 500 Index Fund

Class R Shares: SSFRX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$31	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,687,494,003
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSFRX

State Street Equity 500 Index Fund

Service Shares: STBIX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,687,494,003
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR STBIX

State Street Equity 500 Index II Portfolio

SSEYX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Equity 500 Index II Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Equity 500 Index II Portfolio	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$18,940,643,751
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Sectors

Sector	%
Information Technology	32.7%
Financials	13.9%
Consumer Discretionary	10.2%
Communication Services	9.7%
Health Care	9.2%
Industrials	8.5%
Consumer Staples	5.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.2%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Federal Government Money Market Fund

Advantage Class: AGFXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Federal Government Money Market Fund (the "Fund") for the period of January 6, 2025 (commencement of operations) through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$19	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$113,046,926
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash.

TSR SAR AGFXX

State Street Federal Treasury Money Market Fund

Advantage Class: AFTXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Federal Treasury Money Market Fund (the "Fund") for the period of January 6, 2025 (commencement of operations) through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$19	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$56,284,574
  Number of Portfolio Holdings67

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	101.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash.

TSR SAR AFTXX

State Street Federal Treasury Plus Money Market Fund

Advantage Class: ATPXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Federal Treasury Plus Money Market Fund (the "Fund") for the period of January 6, 2025 (commencement of operations) through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$19	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$37,532,693
  Number of Portfolio Holdings100

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR ATPXX

State Street Global All Cap Equity ex-U.S. Index Fund

Class A: SSGHX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,453,276,593
  Number of Portfolio Holdings5,968
  Portfolio Turnover Rate4%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Japan	14.8%
China	7.8%
Canada	7.6%
United Kingdom	7.3%
Germany	5.9%
India	5.7%
United States	5.6%
Taiwan	5.5%
France	5.3%
Australia	4.6%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Tencent Holdings Ltd.	1.2%
SAP SE	0.9%
ASML Holding NV	0.9%
Nestle SA	0.7%
Alibaba Group Holding Ltd.	0.7%
Novartis AG	0.7%
Roche Holding AG	0.6%
Novo Nordisk AS, Class B	0.6%
AstraZeneca PLC	0.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSGHX

State Street Global All Cap Equity ex-U.S. Index Fund

Class I: SSGJX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,453,276,593
  Number of Portfolio Holdings5,968
  Portfolio Turnover Rate4%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Japan	14.8%
China	7.8%
Canada	7.6%
United Kingdom	7.3%
Germany	5.9%
India	5.7%
United States	5.6%
Taiwan	5.5%
France	5.3%
Australia	4.6%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Tencent Holdings Ltd.	1.2%
SAP SE	0.9%
ASML Holding NV	0.9%
Nestle SA	0.7%
Alibaba Group Holding Ltd.	0.7%
Novartis AG	0.7%
Roche Holding AG	0.6%
Novo Nordisk AS, Class B	0.6%
AstraZeneca PLC	0.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSGJX

State Street Global All Cap Equity ex-U.S. Index Fund

Class K: SSGLX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,453,276,593
  Number of Portfolio Holdings5,968
  Portfolio Turnover Rate4%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Japan	14.8%
China	7.8%
Canada	7.6%
United Kingdom	7.3%
Germany	5.9%
India	5.7%
United States	5.6%
Taiwan	5.5%
France	5.3%
Australia	4.6%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Tencent Holdings Ltd.	1.2%
SAP SE	0.9%
ASML Holding NV	0.9%
Nestle SA	0.7%
Alibaba Group Holding Ltd.	0.7%
Novartis AG	0.7%
Roche Holding AG	0.6%
Novo Nordisk AS, Class B	0.6%
AstraZeneca PLC	0.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSGLX

State Street Global All Cap Equity ex-U.S. Index Portfolio

SSGVX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Global All Cap Equity ex-U.S. Index Portfolio	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$9,945,879,008
  Number of Portfolio Holdings5,968
  Portfolio Turnover Rate4%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Japan	14.8%
China	7.8%
Canada	7.6%
United Kingdom	7.3%
Germany	5.9%
India	5.7%
United States	5.6%
Taiwan	5.5%
France	5.3%
Australia	4.6%

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Tencent Holdings Ltd.	1.2%
SAP SE	0.9%
ASML Holding NV	0.9%
Nestle SA	0.7%
Alibaba Group Holding Ltd.	0.7%
Novartis AG	0.7%
Roche Holding AG	0.6%
Novo Nordisk AS, Class B	0.6%
AstraZeneca PLC	0.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Hedged International Developed Equity Index Fund

Class K: SSHQX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Hedged International Developed Equity Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,796,813,665
  Number of Portfolio Holdings769
  Portfolio Turnover Rate5%

Reflects holdings of the Portfolio, in which the Fund invests.

Portfolio turnover rate is from the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Countries

Country	%
Japan	21.2%
United Kingdom	11.1%
Germany	10.1%
United States	9.9%
France	9.3%
Australia	6.7%
Switzerland	4.8%
Netherlands	4.1%
Spain	3.1%
Italy	3.1%

Top Ten Holdings

Holdings	%
SAP SE	1.6%
ASML Holding NV	1.6%
Nestle SA	1.3%
Roche Holding AG	1.2%
Novartis AG	1.2%
Novo Nordisk AS, Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

Reflects holdings from the corresponding Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSHQX

State Street Institutional Treasury Money Market Fund

Administration Class: SSKXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,826,986,550
  Number of Portfolio Holdings67

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	101.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR SSKXX

State Street Institutional Treasury Money Market Fund

Bancroft Capital Class: VTTXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,826,986,550
  Number of Portfolio Holdings67

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	101.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR VTTXX

State Street Institutional Treasury Money Market Fund

Cabrera Capital Markets Class: CSJXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,826,986,550
  Number of Portfolio Holdings67

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	101.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR CSJXX

State Street Institutional Treasury Money Market Fund

Institutional Class: SSJXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,826,986,550
  Number of Portfolio Holdings67

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	101.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR SSJXX

State Street Institutional Treasury Money Market Fund

Investment Class: TRVXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,826,986,550
  Number of Portfolio Holdings67

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	101.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR TRVXX

State Street Institutional Treasury Money Market Fund

Investor Class : SSNXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,826,986,550
  Number of Portfolio Holdings67

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	101.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR SSNXX

State Street Institutional Treasury Money Market Fund

Opportunity Class: OPRXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,826,986,550
  Number of Portfolio Holdings67

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	101.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR OPRXX

State Street Institutional Treasury Money Market Fund

Premier Class: TRIXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$11,826,986,550
  Number of Portfolio Holdings67

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	101.2%

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.08%, due 07/15/25	7.4%
U.S. Treasury Bills, 4.18%, due 07/17/25	4.5%
U.S. Treasury Bills, 4.10%, due 09/18/25	4.4%
U.S. Treasury Bills, 4.22%, due 07/03/25	4.4%
U.S. Treasury Bills, 4.19%, due 08/12/25	4.1%
U.S. Treasury Bills, 4.13%, due 09/04/25	4.1%
U.S. Treasury Bills, 4.19%, due 07/22/25	4.1%
U.S. Treasury Floating Rate Notes, 4.40%, due 07/31/25	3.9%
U.S. Treasury Bills, 4.15%, due 07/08/25	3.8%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.6%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR TRIXX

State Street Institutional Treasury Plus Money Market Fund

Administration Class: SSQXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$51,329,844,507
  Number of Portfolio Holdings100

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR SSQXX

State Street Institutional Treasury Plus Money Market Fund

Bancroft Capital Class: VTLXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$51,329,844,507
  Number of Portfolio Holdings100

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR VTLXX

State Street Institutional Treasury Plus Money Market Fund

Blaylock Van Class: BVYXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$51,329,844,507
  Number of Portfolio Holdings100

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR BVYXX

State Street Institutional Treasury Plus Money Market Fund

Cabrera Capital Markets Class: CAJXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$51,329,844,507
  Number of Portfolio Holdings100

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR CAJXX

State Street Institutional Treasury Plus Money Market Fund

Institutional Class: SAJXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$51,329,844,507
  Number of Portfolio Holdings100

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

00316090 TSR SAR SAJXX

State Street Institutional Treasury Plus Money Market Fund

Investment Class: TPVXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$51,329,844,507
  Number of Portfolio Holdings100

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR TPVXX

State Street Institutional Treasury Plus Money Market Fund

Investor Class: SAEXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$51,329,844,507
  Number of Portfolio Holdings100

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR SAEXX

State Street Institutional Treasury Plus Money Market Fund

Opportunity Class: OPTXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$51,329,844,507
  Number of Portfolio Holdings100

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR OPTXX

State Street Institutional Treasury Plus Money Market Fund

Premier Class: TPIXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$51,329,844,507
  Number of Portfolio Holdings100

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR TPIXX

State Street Institutional Treasury Plus Money Market Fund

Trust Class: TPLXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$51,329,844,507
  Number of Portfolio Holdings100

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR TPLXX

State Street Institutional U.S. Government Money Market Fund

Administration Class: SALXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$169,566,136,928
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR SALXX

State Street Institutional U.S. Government Money Market Fund

Bancroft Capital Class: VTGXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$169,566,136,928
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR VTGXX

State Street Institutional U.S. Government Money Market Fund

Blaylock Van Class: BUYXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$169,566,136,928
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR BUYXX

State Street Institutional U.S. Government Money Market Fund

Cabrera Capital Markets Class: CAHXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$169,566,136,928
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR CAHXX

State Street Institutional U.S. Government Money Market Fund

Class G: SSOXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$169,566,136,928
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR SSOXX

State Street Institutional U.S. Government Money Market Fund

Institutional Class: SAHXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$169,566,136,928
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

00316087 TSR SAR SAHXX

State Street Institutional U.S. Government Money Market Fund

Investment Class: GVVXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$169,566,136,928
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR GVVXX

State Street Institutional U.S. Government Money Market Fund

Investor Class: SAMXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$169,566,136,928
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR SAMXX

State Street Institutional U.S. Government Money Market Fund

Opportunity Class: OPGXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$169,566,136,928
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR OPGXX

State Street Institutional U.S. Government Money Market Fund

Premier Class: GVMXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$169,566,136,928
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR GVMXX

State Street Institutional U.S. Government Money Market Fund

Select Class: GVSXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$169,566,136,928
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR GVSXX

State Street Institutional U.S. Government Money Market Fund

Trust Class: GVBXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of June 13, 2025 (commencement of operations) through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=cash . You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$1	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$169,566,136,928
  Number of Portfolio Holdings187

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	45.8%
Treasury Repurchase Agreements	21.6%
Government Agency Repurchase Agreements	17.7%
Government Agency Debt	11.7%

Top Ten Holdings

Holdings	%
FICCBA TRI PARTY REPO A, 4.40%, due 09/02/25	3.9%
JP MORGAN SEC LLC TPR D TRI PARTY REPO D, 4.40%, due 07/01/25	3.7%
FICCMS TRI PARTY REPO D, 4.39%, due 07/01/25	3.5%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.5%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.5%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.2%
U.S. Treasury Bills, 4.20%, due 08/12/25	3.1%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	2.5%
U.S. Treasury Bills, 4.17%, due 08/14/25	1.9%
JPMBOS CA, 4.55%, due 10/24/25	1.9%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=cash .

TSR SAR GVBXX

State Street Small/Mid Cap Equity Index Fund

Class A: SSMJX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$678,686,628
  Number of Portfolio Holdings2,326
  Portfolio Turnover Rate12%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	9.2%
Banks	6.1%
Capital Markets	4.7%
Biotechnology	4.6%
Hotels, Restaurants & Leisure	3.5%
Machinery	3.2%
Entertainment	3.1%
Insurance	3.0%
IT Services	2.9%
Semiconductors & Semiconductor Equipment	2.9%

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.6%
MicroStrategy, Inc., Class A	1.3%
AppLovin Corp., Class A	1.1%
Snowflake, Inc., Class A	0.9%
Robinhood Markets, Inc., Class A	0.9%
Marvell Technology, Inc.	0.9%
CRH PLC	0.8%
Cloudflare, Inc., Class A	0.8%
ROBLOX Corp., Class A	0.8%
Cheniere Energy, Inc.	0.7%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSMJX

State Street Small/Mid Cap Equity Index Fund

Class I: SSMLX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$678,686,628
  Number of Portfolio Holdings2,326
  Portfolio Turnover Rate12%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	9.2%
Banks	6.1%
Capital Markets	4.7%
Biotechnology	4.6%
Hotels, Restaurants & Leisure	3.5%
Machinery	3.2%
Entertainment	3.1%
Insurance	3.0%
IT Services	2.9%
Semiconductors & Semiconductor Equipment	2.9%

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.6%
MicroStrategy, Inc., Class A	1.3%
AppLovin Corp., Class A	1.1%
Snowflake, Inc., Class A	0.9%
Robinhood Markets, Inc., Class A	0.9%
Marvell Technology, Inc.	0.9%
CRH PLC	0.8%
Cloudflare, Inc., Class A	0.8%
ROBLOX Corp., Class A	0.8%
Cheniere Energy, Inc.	0.7%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSMLX

State Street Small/Mid Cap Equity Index Fund

Class K: SSMKX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$678,686,628
  Number of Portfolio Holdings2,326
  Portfolio Turnover Rate12%

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	9.2%
Banks	6.1%
Capital Markets	4.7%
Biotechnology	4.6%
Hotels, Restaurants & Leisure	3.5%
Machinery	3.2%
Entertainment	3.1%
Insurance	3.0%
IT Services	2.9%
Semiconductors & Semiconductor Equipment	2.9%

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.6%
MicroStrategy, Inc., Class A	1.3%
AppLovin Corp., Class A	1.1%
Snowflake, Inc., Class A	0.9%
Robinhood Markets, Inc., Class A	0.9%
Marvell Technology, Inc.	0.9%
CRH PLC	0.8%
Cloudflare, Inc., Class A	0.8%
ROBLOX Corp., Class A	0.8%
Cheniere Energy, Inc.	0.7%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSMKX

State Street Small/Mid Cap Equity Index Portfolio

SSMHX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Portfolio (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Small/Mid Cap Equity Index Portfolio	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,384,232,581
  Number of Portfolio Holdings2,326
  Portfolio Turnover Rate12%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Software	9.2%
Banks	6.1%
Capital Markets	4.7%
Biotechnology	4.6%
Hotels, Restaurants & Leisure	3.5%
Machinery	3.2%
Entertainment	3.1%
Insurance	3.0%
IT Services	2.9%
Semiconductors & Semiconductor Equipment	2.9%

Top Ten Holdings

Holdings	%
Spotify Technology SA	1.6%
MicroStrategy, Inc., Class A	1.3%
AppLovin Corp., Class A	1.1%
Snowflake, Inc., Class A	0.9%
Robinhood Markets, Inc., Class A	0.9%
Marvell Technology, Inc.	0.9%
CRH PLC	0.8%
Cloudflare, Inc., Class A	0.8%
ROBLOX Corp., Class A	0.8%
Cheniere Energy, Inc.	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Target Retirement 2025 Fund

Class R3: SSAHX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,957,367,294
  Number of Portfolio Holdings12
  Portfolio Turnover Rate11%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Fixed Income	39.0%
Domestic Equity	23.3%
Inflation Linked	18.0%
International Equity	14.7%
Real Estate	5.0%
Short-Term Investments	1.1%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.9%
State Street Equity 500 Index II Portfolio	20.6%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.7%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Portfolio Short Term Treasury ETF	6.1%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.7%
SPDR Portfolio Short Term Corporate Bond ETF	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSAHX

State Street Target Retirement 2025 Fund

Class I: SSBRX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,957,367,294
  Number of Portfolio Holdings12
  Portfolio Turnover Rate11%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Fixed Income	39.0%
Domestic Equity	23.3%
Inflation Linked	18.0%
International Equity	14.7%
Real Estate	5.0%
Short-Term Investments	1.1%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.9%
State Street Equity 500 Index II Portfolio	20.6%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.7%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Portfolio Short Term Treasury ETF	6.1%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.7%
SPDR Portfolio Short Term Corporate Bond ETF	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSBRX

State Street Target Retirement 2025 Fund

Class K: SSBSX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,957,367,294
  Number of Portfolio Holdings12
  Portfolio Turnover Rate11%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Fixed Income	39.0%
Domestic Equity	23.3%
Inflation Linked	18.0%
International Equity	14.7%
Real Estate	5.0%
Short-Term Investments	1.1%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.9%
State Street Equity 500 Index II Portfolio	20.6%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	14.7%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Portfolio Short Term Treasury ETF	6.1%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.7%
SPDR Portfolio Short Term Corporate Bond ETF	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSBSX

State Street Target Retirement 2030 Fund

Class R3: SSAJX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$27	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,264,155,554
  Number of Portfolio Holdings13
  Portfolio Turnover Rate13%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	33.2%
Domestic Fixed Income	31.0%
International Equity	22.7%
Inflation Linked	10.3%
Real Estate	2.7%
Short-Term Investments	0.3%

Top Ten Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	28.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	22.7%
State Street Aggregate Bond Index Portfolio	19.5%
SPDR Bloomberg 1-10 Year TIPS ETF	10.3%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio Long Term Treasury ETF	4.5%
State Street Small/Mid Cap Equity Index Portfolio	4.4%
SPDR Dow Jones Global Real Estate ETF	2.7%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	0.3%
SPDR Portfolio Short Term Treasury ETF	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSAJX

State Street Target Retirement 2030 Fund

Class I: SSBWX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,264,155,554
  Number of Portfolio Holdings13
  Portfolio Turnover Rate13%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	33.2%
Domestic Fixed Income	31.0%
International Equity	22.7%
Inflation Linked	10.3%
Real Estate	2.7%
Short-Term Investments	0.3%

Top Ten Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	28.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	22.7%
State Street Aggregate Bond Index Portfolio	19.5%
SPDR Bloomberg 1-10 Year TIPS ETF	10.3%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio Long Term Treasury ETF	4.5%
State Street Small/Mid Cap Equity Index Portfolio	4.4%
SPDR Dow Jones Global Real Estate ETF	2.7%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	0.3%
SPDR Portfolio Short Term Treasury ETF	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSBWX

State Street Target Retirement 2030 Fund

Class K: SSBYX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,264,155,554
  Number of Portfolio Holdings13
  Portfolio Turnover Rate13%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	33.2%
Domestic Fixed Income	31.0%
International Equity	22.7%
Inflation Linked	10.3%
Real Estate	2.7%
Short-Term Investments	0.3%

Top Ten Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	28.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	22.7%
State Street Aggregate Bond Index Portfolio	19.5%
SPDR Bloomberg 1-10 Year TIPS ETF	10.3%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio Long Term Treasury ETF	4.5%
State Street Small/Mid Cap Equity Index Portfolio	4.4%
SPDR Dow Jones Global Real Estate ETF	2.7%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	0.3%
SPDR Portfolio Short Term Treasury ETF	0.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSBYX

State Street Target Retirement 2035 Fund

Class R3: SSAZX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,300,594,866
  Number of Portfolio Holdings10
  Portfolio Turnover Rate12%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	39.7%
Domestic Fixed Income	30.0%
International Equity	29.0%
Inflation Linked	1.0%
Real Estate	0.2%
Short-Term Investments	0.3%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.0%
State Street Aggregate Bond Index Portfolio	15.8%
SPDR Portfolio Long Term Treasury ETF	9.3%
State Street Small/Mid Cap Equity Index Portfolio	6.1%
SPDR Bloomberg High Yield Bond ETF	4.9%
SPDR Bloomberg 1-10 Year TIPS ETF	1.0%
SPDR Dow Jones Global Real Estate ETF	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSAZX

State Street Target Retirement 2035 Fund

Class I: SSCJX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,300,594,866
  Number of Portfolio Holdings10
  Portfolio Turnover Rate12%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	39.7%
Domestic Fixed Income	30.0%
International Equity	29.0%
Inflation Linked	1.0%
Real Estate	0.2%
Short-Term Investments	0.3%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.0%
State Street Aggregate Bond Index Portfolio	15.8%
SPDR Portfolio Long Term Treasury ETF	9.3%
State Street Small/Mid Cap Equity Index Portfolio	6.1%
SPDR Bloomberg High Yield Bond ETF	4.9%
SPDR Bloomberg 1-10 Year TIPS ETF	1.0%
SPDR Dow Jones Global Real Estate ETF	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSCJX

State Street Target Retirement 2035 Fund

Class K: SSCKX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,300,594,866
  Number of Portfolio Holdings10
  Portfolio Turnover Rate12%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	39.7%
Domestic Fixed Income	30.0%
International Equity	29.0%
Inflation Linked	1.0%
Real Estate	0.2%
Short-Term Investments	0.3%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.0%
State Street Aggregate Bond Index Portfolio	15.8%
SPDR Portfolio Long Term Treasury ETF	9.3%
State Street Small/Mid Cap Equity Index Portfolio	6.1%
SPDR Bloomberg High Yield Bond ETF	4.9%
SPDR Bloomberg 1-10 Year TIPS ETF	1.0%
SPDR Dow Jones Global Real Estate ETF	0.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSCKX

State Street Target Retirement 2040 Fund

Class R3: SSAKX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,109,308,231
  Number of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	44.0%
International Equity	32.4%
Domestic Fixed Income	23.6%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	36.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.4%
State Street Aggregate Bond Index Portfolio	11.5%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	7.8%
SPDR Bloomberg High Yield Bond ETF	2.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSAKX

State Street Target Retirement 2040 Fund

Class I: SSCNX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,109,308,231
  Number of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	44.0%
International Equity	32.4%
Domestic Fixed Income	23.6%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	36.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.4%
State Street Aggregate Bond Index Portfolio	11.5%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	7.8%
SPDR Bloomberg High Yield Bond ETF	2.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSCNX

State Street Target Retirement 2040 Fund

Class K: SSCQX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$3,109,308,231
  Number of Portfolio Holdings7
  Portfolio Turnover Rate11%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	44.0%
International Equity	32.4%
Domestic Fixed Income	23.6%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	36.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.4%
State Street Aggregate Bond Index Portfolio	11.5%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	7.8%
SPDR Bloomberg High Yield Bond ETF	2.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSCQX

State Street Target Retirement 2045 Fund

Class R3: SSAOX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,863,047,262
  Number of Portfolio Holdings6
  Portfolio Turnover Rate10%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	47.6%
International Equity	35.0%
Domestic Fixed Income	17.3%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.0%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	9.7%
State Street Aggregate Bond Index Portfolio	7.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSAOX

State Street Target Retirement 2045 Fund

Class I: SSDDX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,863,047,262
  Number of Portfolio Holdings6
  Portfolio Turnover Rate10%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	47.6%
International Equity	35.0%
Domestic Fixed Income	17.3%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.0%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	9.7%
State Street Aggregate Bond Index Portfolio	7.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSDDX

State Street Target Retirement 2045 Fund

Class K: SSDEX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,863,047,262
  Number of Portfolio Holdings6
  Portfolio Turnover Rate10%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	47.6%
International Equity	35.0%
Domestic Fixed Income	17.3%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.0%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Small/Mid Cap Equity Index Portfolio	9.7%
State Street Aggregate Bond Index Portfolio	7.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSDEX

State Street Target Retirement 2050 Fund

Class R3: SSAUX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,455,320,941
  Number of Portfolio Holdings7
  Portfolio Turnover Rate10%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	50.5%
International Equity	37.2%
Domestic Fixed Income	12.3%
Short-Term Investments	0.4%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.2%
State Street Small/Mid Cap Equity Index Portfolio	11.8%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Aggregate Bond Index Portfolio	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSAUX

State Street Target Retirement 2050 Fund

Class I: SSDJX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,455,320,941
  Number of Portfolio Holdings7
  Portfolio Turnover Rate10%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	50.5%
International Equity	37.2%
Domestic Fixed Income	12.3%
Short-Term Investments	0.4%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.2%
State Street Small/Mid Cap Equity Index Portfolio	11.8%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Aggregate Bond Index Portfolio	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSDJX

State Street Target Retirement 2050 Fund

Class K: SSDLX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$2,455,320,941
  Number of Portfolio Holdings7
  Portfolio Turnover Rate10%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	50.5%
International Equity	37.2%
Domestic Fixed Income	12.3%
Short-Term Investments	0.4%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.2%
State Street Small/Mid Cap Equity Index Portfolio	11.8%
SPDR Portfolio Long Term Treasury ETF	9.8%
State Street Aggregate Bond Index Portfolio	2.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSDLX

State Street Target Retirement 2055 Fund

Class R3: SSAWX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,879,359,648
  Number of Portfolio Holdings5
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	51.9%
International Equity	38.2%
Domestic Fixed Income	9.8%
Short-Term Investments	0.3%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSAWX

State Street Target Retirement 2055 Fund

Class I: SSDOX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,879,359,648
  Number of Portfolio Holdings5
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	51.9%
International Equity	38.2%
Domestic Fixed Income	9.8%
Short-Term Investments	0.3%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSDOX

State Street Target Retirement 2055 Fund

Class K: SSDQX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,879,359,648
  Number of Portfolio Holdings5
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	51.9%
International Equity	38.2%
Domestic Fixed Income	9.8%
Short-Term Investments	0.3%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSDQX

State Street Target Retirement 2060 Fund

Class R3: SSAYX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,309,213,163
  Number of Portfolio Holdings5
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	51.8%
International Equity	38.2%
Domestic Fixed Income	9.8%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSAYX

State Street Target Retirement 2060 Fund

Class I: SSDWX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,309,213,163
  Number of Portfolio Holdings5
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	51.8%
International Equity	38.2%
Domestic Fixed Income	9.8%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSDWX

State Street Target Retirement 2060 Fund

Class K: SSDYX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,309,213,163
  Number of Portfolio Holdings5
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	51.8%
International Equity	38.2%
Domestic Fixed Income	9.8%
Short-Term Investments	0.2%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSDYX

State Street Target Retirement 2065 Fund

Class R3: SSFPX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$423,475,571
  Number of Portfolio Holdings5
  Portfolio Turnover Rate16%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	51.8%
International Equity	38.1%
Domestic Fixed Income	9.9%
Short-Term Investment	0.6%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
SPDR Portfolio Long Term Treasury ETF	9.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSFPX

State Street Target Retirement 2065 Fund

Class I: SSFJX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$423,475,571
  Number of Portfolio Holdings5
  Portfolio Turnover Rate16%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	51.8%
International Equity	38.1%
Domestic Fixed Income	9.9%
Short-Term Investment	0.6%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
SPDR Portfolio Long Term Treasury ETF	9.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSFJX

State Street Target Retirement 2065 Fund

Class K: SSFKX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$423,475,571
  Number of Portfolio Holdings5
  Portfolio Turnover Rate16%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	51.8%
International Equity	38.1%
Domestic Fixed Income	9.9%
Short-Term Investment	0.6%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
SPDR Portfolio Long Term Treasury ETF	9.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSFKX

State Street Target Retirement 2070 Fund

Class I: SSGQX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327 .

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$34,668,108
  Number of Portfolio Holdings5
  Portfolio Turnover Rate7%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	51.7%
International Equity	38.0%
Domestic Fixed Income	9.9%
Short-Term Investments	0.6%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.0%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSGQX

State Street Target Retirement 2070 Fund

Class K: SSGNX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327 .

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$34,668,108
  Number of Portfolio Holdings5
  Portfolio Turnover Rate7%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	51.7%
International Equity	38.0%
Domestic Fixed Income	9.9%
Short-Term Investments	0.6%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.0%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSGNX

State Street Target Retirement 2070 Fund

Class R3: SSGUX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327 .

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$34,668,108
  Number of Portfolio Holdings5
  Portfolio Turnover Rate7%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Equity	51.7%
International Equity	38.0%
Domestic Fixed Income	9.9%
Short-Term Investments	0.6%

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	38.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.0%
State Street Small/Mid Cap Equity Index Portfolio	12.9%
SPDR Portfolio Long Term Treasury ETF	9.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSGUX

State Street Target Retirement Fund

Class R3: SSFQX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,510,700,298
  Number of Portfolio Holdings12
  Portfolio Turnover Rate12%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Fixed Income	50.3%
Inflation Linked	18.0%
Domestic Equity	16.5%
International Equity	10.1%
Real Estate	5.0%
Short-Term Investments	0.4%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.0%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio	14.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.1%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSFQX

State Street Target Retirement Fund

Class I: SSFNX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,510,700,298
  Number of Portfolio Holdings12
  Portfolio Turnover Rate12%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Fixed Income	50.3%
Inflation Linked	18.0%
Domestic Equity	16.5%
International Equity	10.1%
Real Estate	5.0%
Short-Term Investments	0.4%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.0%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio	14.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.1%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSFNX

State Street Target Retirement Fund

Class K: SSFOX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$1,510,700,298
  Number of Portfolio Holdings12
  Portfolio Turnover Rate12%

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset Type	%
Domestic Fixed Income	50.3%
Inflation Linked	18.0%
Domestic Equity	16.5%
International Equity	10.1%
Real Estate	5.0%
Short-Term Investments	0.4%

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.0%
SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio	14.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.1%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf .

TSR SAR SSFOX

State Street Treasury Obligations Money Market Fund

TAQXX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the State Street Treasury Obligations Money Market Fund (the "Fund") for the period of January 1, 2025 through June 30, 2025. You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Obligations Money Market Fund	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2025

  Total Net Assets$8,568,949,020
  Number of Portfolio Holdings100

Based on holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2025? (as a percentage of total net assets)

Top Security Types

Asset	%
Treasury Debt	55.0%
Treasury Repurchase Agreements	39.3%

Top Ten Holdings

Holdings	%
FICCRP TRI PARTY REPO A, 4.39%, due 07/01/25	4.2%
FICCBA TRI PARTY REPO A, 4.40%, due 07/01/25	3.8%
JP MORGAN SEC LLC TPR A, 4.39%, due 07/01/25	3.7%
FICCUB BI PARTY REPO, 4.40%, due 07/01/25	3.3%
FICCJP TRI PARTY REPO A, 4.39%, due 07/01/25	3.3%
U.S. Treasury Floating Rate Notes, 4.38%, due 01/31/27	3.3%
U.S. Treasury Floating Rate Notes, 4.49%, due 10/31/26	3.0%
U.S. Treasury Bills, 4.10%, due 01/02/26	3.0%
U.S. Treasury Bills, 4.20%, due 08/12/25	2.9%
U.S. Treasury Bills, 4.09%, due 11/06/25	2.0%

Based on holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.

TSR SAR TAQXX

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the Registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investment in affiliated State Street Equity 500 Index II Portfolio	$11,687,715,528
Receivable for investments sold	47,659,054
Receivable for fund shares sold	7,568,111
Receivable from Adviser	679,114
TOTAL ASSETS	11,743,621,807
LIABILITIES
Payable for fund shares repurchased	55,206,501
Advisory fee payable	185,795
Custodian fees payable	22,850
Administration fees payable	458,829
Distribution fees payable	78,187
Trustees’ fees and expenses payable	996
Transfer agent fees payable	29,210
Sub-transfer agent fee payable	67,409
Registration and filing fees payable	2,108
Professional fees payable	16,840
Printing and postage fees payable	52,245
Accrued expenses and other liabilities	6,834
TOTAL LIABILITIES	56,127,804
NET ASSETS	$11,687,494,003
NET ASSETS CONSIST OF:
Paid-in capital	$8,296,620,362
Total distributable earnings (loss)	3,390,873,641
NET ASSETS	$11,687,494,003
Administrative Shares
Net Assets	$177,309,658
Shares Outstanding	380,956
Net asset value, offering and redemption price per share	$465.43
Service Shares
Net Assets	$13,459,014
Shares Outstanding	28,960
Net asset value, offering and redemption price per share	$464.74
Class R Shares
Net Assets	$39,815,666
Shares Outstanding	85,786
Net asset value, offering and redemption price per share	$464.13
Class A Shares
Net Assets	$173,754,680
Shares Outstanding	373,804
Net asset value, offering and redemption price per share	$464.83
Maximum sales charge	5.25%
Maximum offering price per share	$490.59
Class I Shares
Net Assets	$63,382,415
Shares Outstanding	136,089
Net asset value, offering and redemption price per share	$465.74
Class K Shares
Net Assets	$11,219,772,570
Shares Outstanding	24,078,631
Net asset value, offering and redemption price per share	$465.96
COST OF INVESTMENTS:
Investment in affiliated State Street Equity 500 Index II Portfolio	$8,249,096,010
Shares of affiliated State Street Equity 500 Index II Portfolio	20,717,757
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividend income from affiliated State Street Equity 500 Index II Portfolio	$—
EXPENSES
Advisory fee	950,129
Administration fees	2,375,323
Sub-transfer agent fee
Class A Shares	128,801
Class I Shares	29,169
Distribution fees
Administrative Shares	128,710
Service Shares	15,244
Class R Shares	112,546
Class A Shares	170,773
Custodian fees	22,743
Trustees’ fees and expenses	10,526
Transfer agent fees	152,523
Registration and filing fees	288,589
Professional fees	17,052
Printing and postage fees	42,935
Insurance expense	8,378
Miscellaneous expenses	130,786
TOTAL EXPENSES	4,584,227
Expenses waived/reimbursed by the Adviser	(3,718,697)
NET EXPENSES	865,530
NET INVESTMENT INCOME (LOSS)	$(865,530)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in affiliated State Street Equity 500 Index II Portfolio	(6,865,092)
Net change in unrealized appreciation/depreciation on:
Investment in affiliated State Street Equity 500 Index II Portfolio	790,442,694
NET REALIZED AND UNREALIZED GAIN (LOSS)	783,577,602
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$782,712,072
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(865,530)	$140,735,189
Net realized gain (loss)	(6,865,092)	22,249,499
Net change in unrealized appreciation/depreciation	790,442,694	1,214,960,661
Net increase (decrease) in net assets resulting from operations	782,712,072	1,377,945,349
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	—	(2,606,938)
Service Shares	—	(163,168)
Class R Shares	—	(386,917)
Class A Shares	—	(1,392,376)
Class I Shares	—	(917,785)
Class K Shares	—	(135,462,129)
Total distributions to shareholders	—	(140,929,313)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from shares sold	2,682,262	8,257,087
Reinvestment of distributions	—	2,606,938
Cost of shares redeemed	(15,014,157)	(29,572,694)
Net increase (decrease) from capital share transactions	(12,331,895)	(18,708,669)
Service Shares
Proceeds from shares sold	1,542,825	2,889,559
Reinvestment of distributions	—	163,168
Cost of shares redeemed	(969,950)	(5,327,992)
Net increase (decrease) from capital share transactions	572,875	(2,275,265)
Class R Shares
Proceeds from shares sold	2,088,233	5,281,712
Reinvestment of distributions	—	386,917
Cost of shares redeemed	(3,328,000)	(8,607,369)
Net increase (decrease) from capital share transactions	(1,239,767)	(2,938,740)
Class A Shares
Proceeds from shares sold	54,677,561	19,305,458
Reinvestment of distributions	—	1,386,501
Cost of shares redeemed	(14,129,500)	(18,188,653)
Net increase (decrease) from capital share transactions	40,548,061	2,503,306
Class I Shares
Proceeds from shares sold	11,140,343	19,974,677
Reinvestment of distributions	—	917,785
Cost of shares redeemed	(11,780,660)	(24,447,723)
Net increase (decrease) from capital share transactions	(640,317)	(3,555,261)
Class K Shares
Proceeds from shares sold	2,794,123,610	3,017,613,919
Reinvestment of distributions	—	134,379,264
Cost of shares redeemed	(779,746,450)	(673,915,322)
Net increase (decrease) from capital share transactions	2,014,377,160	2,478,077,861
Net increase (decrease) in net assets from beneficial interest transactions	2,041,286,117	2,453,103,232
Net increase (decrease) in net assets during the period	2,823,998,189	3,690,119,268
Net assets at beginning of period	8,863,495,814	5,173,376,546
NET ASSETS AT END OF PERIOD	$11,687,494,003	$8,863,495,814
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	6,181	20,055
Reinvestment of distributions	—	5,789
Shares redeemed	(34,508)	(72,568)
Net increase (decrease) from share transactions	(28,327)	(46,724)
Service Shares
Shares sold	3,554	7,071
Reinvestment of distributions	—	363
Shares redeemed	(2,199)	(13,617)
Net increase (decrease) from share transactions	1,355	(6,183)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Class R Shares
Shares sold	4,858	13,277
Reinvestment of distributions	—	860
Shares redeemed	(7,747)	(20,915)
Net increase (decrease) from share transactions	$(2,889)	$(6,778)
Class A Shares
Shares sold	140,680	48,448
Reinvestment of distributions	—	3,079
Shares redeemed	(32,585)	(43,485)
Net increase (decrease) from share transactions	108,095	8,042
Class I Shares
Shares sold	25,811	48,885
Reinvestment of distributions	—	2,037
Shares redeemed	(26,915)	(62,407)
Net increase (decrease) from share transactions	(1,104)	(11,485)
Class K Shares
Shares sold	6,588,194	7,103,138
Reinvestment of distributions	—	298,322
Shares redeemed	(1,776,204)	(1,646,203)
Net increase (decrease) from share transactions	4,811,990	5,755,257
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administrative Shares
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$438.73	$356.58	$287.43	$358.78	$286.86	$247.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.34)	6.11	4.53	2.18	3.57	3.58
Net realized and unrealized gain (loss)	27.04	82.50	70.44	(67.90)	77.70	41.19
Total from investment operations	26.70	88.61	74.97	(65.72)	81.27	44.77
Contribution from affiliates	—	—	—	0.13	—	—
Distributions to shareholders from:
Net investment income	—	(6.46)	(4.61)	(2.69)	(4.40)	(4.11)
Net realized gains	—	—	(1.21)	(3.07)	(4.95)	(0.80)
Total distributions	—	(6.46)	(5.82)	(5.76)	(9.35)	(4.91)
Net asset value, end of period	$465.43	$438.73	$356.58	$287.43	$358.78	$286.86
Total return (c)	6.09%	24.80%	26.08%	(18.28)%(d)	28.32%	18.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$177,310	$179,564	$162,604	$140,376	$231,075	$246,181
Ratios to Average Net Assets:
Total expenses (e)	0.23%(f)	0.23%	0.24%	0.23%	0.25%	0.26%
Net expenses (e)	0.16%(f)	0.15%	0.15%	0.15%	0.17%	0.17%
Net investment income (loss)	(0.16)%(f)	1.50%	1.41%	0.70%	1.09%	1.45%
Portfolio turnover rate (g)	1%(h)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.32)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$438.30	$356.24	$287.16	$358.44	$286.59	$246.70
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.55)	6.11	6.39	2.40	0.94	3.33
Net realized and unrealized gain (loss)	26.99	81.95	68.15	(68.34)	79.89	41.18
Total from investment operations	26.44	88.06	74.54	(65.94)	80.83	44.51
Contribution from affiliates	—	—	—	0.13	—	—
Distributions to shareholders from:
Net investment income	—	(6.00)	(4.25)	(2.40)	(4.03)	(3.82)
Net realized gains	—	—	(1.21)	(3.07)	(4.95)	(0.80)
Total distributions	—	(6.00)	(5.46)	(5.47)	(8.98)	(4.62)
Net asset value, end of period	$464.74	$438.30	$356.24	$287.16	$358.44	$286.59
Total return (c)	6.03%	24.68%	25.95%	(18.36)%(d)	28.19%	18.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,459	$12,099	$12,036	$6,431	$8,134	$22,997
Ratios to Average Net Assets:
Total expenses (e)	0.33%(f)	0.33%	0.34%	0.33%	0.35%	0.36%
Net expenses (e)	0.26%(f)	0.25%	0.25%	0.25%	0.27%	0.27%
Net investment income (loss)	(0.26)%(f)	1.51%	1.97%	0.77%	0.29%	1.35%
Portfolio turnover rate (g)	1%(h)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.40)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$438.47	$356.37	$287.26	$358.56	$286.68	$246.80
Income (loss) from investment operations:
Net investment income (loss) (b)	(1.30)	4.21	3.46	1.06	2.52	2.41
Net realized and unrealized gain (loss)	26.96	82.29	69.84	(68.05)	77.04	41.07
Total from investment operations	25.66	86.50	73.30	(66.99)	79.56	43.48
Contribution from affiliates	—	—	—	0.13	—	—
Distributions to shareholders from:
Net investment income	—	(4.40)	(2.98)	(1.37)	(2.73)	(2.80)
Net realized gains	—	—	(1.21)	(3.07)	(4.95)	(0.80)
Total distributions	—	(4.40)	(4.19)	(4.44)	(7.68)	(3.60)
Net asset value, end of period	$464.13	$438.47	$356.37	$287.26	$358.56	$286.68
Total return (c)	5.85%	24.24%	25.51%	(18.64)%(d)	27.74%	17.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,816	$38,882	$34,017	$27,008	$39,359	$35,839
Ratios to Average Net Assets:
Total expenses (e)	0.68%(f)	0.68%	0.69%	0.68%	0.70%	0.71%
Net expenses (e)	0.61%(f)	0.60%	0.60%	0.60%	0.62%	0.62%
Net investment income (loss)	(0.61)%(f)	1.04%	1.08%	0.34%	0.78%	0.98%
Portfolio turnover rate (g)	1%(h)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.70)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$438.79	$356.63	$287.47	$358.82	$286.88	$247.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.95)	5.28	3.73	1.67	3.49	3.20
Net realized and unrealized gain (loss)	26.99	82.02	70.16	(68.27)	76.69	40.72
Total from investment operations	26.04	87.30	73.89	(66.60)	80.18	43.92
Contribution from affiliates	—	—	—	0.13	—	—
Distributions to shareholders from:
Net investment income	—	(5.14)	(3.52)	(1.81)	(3.29)	(3.24)
Net realized gains	—	—	(1.21)	(3.07)	(4.95)	(0.80)
Total distributions	—	(5.14)	(4.73)	(4.88)	(8.24)	(4.04)
Net asset value, end of period	$464.83	$438.79	$356.63	$287.47	$358.82	$286.88
Total return (c)	5.93%	24.44%	25.70%	(18.52)%(d)	27.94%	17.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$173,755	$116,590	$91,891	$74,420	$95,176	$67,324
Ratios to Average Net Assets:
Total expenses (e)	0.52%(f)	0.52%	0.54%	0.53%	0.55%	0.56%
Net expenses (e)	0.44%(f)	0.44%	0.45%	0.45%	0.47%	0.47%
Net investment income (loss)	(0.44)%(f)	1.30%	1.16%	0.54%	1.07%	1.29%
Portfolio turnover rate (g)	1%(h)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.56)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$438.91	$356.72	$287.54	$358.91	$286.96	$247.10
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.23)	6.96	5.23	2.50	4.85	4.39
Net realized and unrealized gain (loss)	27.06	82.00	69.59	(68.38)	76.26	40.24
Total from investment operations	26.83	88.96	74.82	(65.88)	81.11	44.63
Contribution from affiliates	—	—	—	0.13	—	—
Distributions to shareholders from:
Net investment income	—	(6.77)	(4.43)	(2.55)	(4.21)	(3.97)
Net realized gains	—	—	(1.21)	(3.07)	(4.95)	(0.80)
Total distributions	—	(6.77)	(5.64)	(5.62)	(9.16)	(4.77)
Net asset value, end of period	$465.74	$438.91	$356.72	$287.54	$358.91	$286.96
Total return (c)	6.12%	24.89%	26.02%	(18.32)%(d)	28.25%	18.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$63,382	$60,215	$53,036	$33,286	$38,162	$21,365
Ratios to Average Net Assets:
Total expenses (e)	0.18%(f)	0.16%	0.29%	0.28%	0.30%	0.31%
Net expenses (e)	0.11%(f)	0.08%	0.20%	0.20%	0.22%	0.22%
Net investment income (loss)	(0.11)%(f)	1.71%	1.62%	0.80%	1.47%	1.75%
Portfolio turnover rate (g)	1%(h)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.36)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$438.90	$356.72	$287.55	$358.92	$286.97	$247.10
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.01)	8.93	5.73	3.53	5.43	5.92
Net realized and unrealized gain (loss)	27.07	80.39	69.80	(68.82)	76.42	39.30
Total from investment operations	27.06	89.32	75.53	(65.29)	81.85	45.22
Contribution from affiliates	—	—	—	0.13	—	—
Distributions to shareholders from:
Net investment income	—	(7.14)	(5.15)	(3.14)	(4.95)	(4.55)
Net realized gains	—	—	(1.21)	(3.07)	(4.95)	(0.80)
Total distributions	—	(7.14)	(6.36)	(6.21)	(9.90)	(5.35)
Net asset value, end of period	$465.96	$438.90	$356.72	$287.55	$358.92	$286.97
Total return (c)	6.17%	24.99%	26.26%	(18.15)%(d)	28.51%	18.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,219,773	$8,456,146	$4,819,793	$3,139,654	$2,950,849	$1,779,491
Ratios to Average Net Assets:
Total expenses (e)	0.08%(f)	0.08%	0.09%	0.08%	0.10%	0.11%
Net expenses (e)	0.01%(f)	0.00%(g)	0.00%(g)	0.00%(g)	0.02%	0.02%
Net investment income (loss)	(0.01)%(f)	2.18%	1.77%	1.14%	1.65%	2.37%
Portfolio turnover rate (h)	1%(i)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index Fund underwent a 1-for-10 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.19)%.
(e)	Ratio does not include the expenses of the State Street Equity 500 Index II Portfolio.
(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Portfolio turnover rate is from the State Street Equity 500 Index II Portfolio.
(i)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
COMMUNICATION SERVICES — 9.7%
Alphabet, Inc. Class A	2,076,440	$365,931,021
Alphabet, Inc. Class C	1,674,540	297,046,651
AT&T, Inc.	2,562,940	74,171,484
Charter Communications, Inc. Class A (a)(b)	34,100	13,940,421
Comcast Corp. Class A	1,316,066	46,970,396
Electronic Arts, Inc.	83,979	13,411,446
Fox Corp. Class A	70,066	3,926,499
Fox Corp. Class B	38,800	2,003,244
Interpublic Group of Cos., Inc.	144,366	3,534,080
Live Nation Entertainment, Inc. (a)(b)	57,300	8,668,344
Match Group, Inc.	75,900	2,344,551
Meta Platforms, Inc. Class A	773,993	571,276,493
Netflix, Inc. (a)	151,504	202,883,551
News Corp. Class A	150,688	4,478,447
News Corp. Class B (b)	30,121	1,033,451
Omnicom Group, Inc.	71,491	5,143,063
Paramount Global Class B	196,181	2,530,735
Take-Two Interactive Software, Inc. (a)	63,000	15,299,550
TKO Group Holdings, Inc.	25,500	4,639,725
T-Mobile U.S., Inc.	167,475	39,902,593
Verizon Communications, Inc.	1,504,515	65,100,364
Walt Disney Co.	640,264	79,399,139
Warner Bros Discovery, Inc. (a)(b)	736,978	8,445,768
		1,832,081,016
CONSUMER DISCRETIONARY — 10.2%
Airbnb, Inc. Class A (a)	154,200	20,406,828
Amazon.com, Inc. (a)	3,367,500	738,795,825
Aptiv PLC (a)	87,219	5,950,080
AutoZone, Inc. (a)	5,876	21,813,063
Best Buy Co., Inc.	71,006	4,766,633
Booking Holdings, Inc.	11,824	68,451,974
Caesars Entertainment, Inc. (a)(b)	63,700	1,808,443
CarMax, Inc. (a)	59,103	3,972,313
Carnival Corp. (a)	382,101	10,744,680
Chipotle Mexican Grill, Inc. (a)	475,400	26,693,710
Darden Restaurants, Inc.	42,671	9,300,998
Deckers Outdoor Corp. (a)	54,600	5,627,622
Domino's Pizza, Inc.	12,400	5,587,440
DoorDash, Inc. Class A (a)	119,100	29,359,341
DR Horton, Inc.	100,497	12,956,073
eBay, Inc. (b)	169,945	12,654,105
Expedia Group, Inc.	43,434	7,326,447
Ford Motor Co.	1,349,138	14,638,147
Garmin Ltd.	54,640	11,404,461
General Motors Co.	355,223	17,480,524
Genuine Parts Co.	49,889	6,052,035
Hasbro, Inc.	51,097	3,771,981
Hilton Worldwide Holdings, Inc.	85,600	22,798,704
Security Description	Shares	Value
Home Depot, Inc.	352,902	$129,387,989
Las Vegas Sands Corp.	125,300	5,451,803
Lennar Corp. Class A	81,206	8,982,196
LKQ Corp.	99,500	3,682,495
Lowe's Cos., Inc.	197,050	43,719,483
Lululemon Athletica, Inc. (a)	40,300	9,574,474
Marriott International, Inc. Class A	80,355	21,953,790
McDonald's Corp.	253,610	74,097,234
MGM Resorts International (a)(b)	71,300	2,452,007
Mohawk Industries, Inc. (a)	15,431	1,617,786
NIKE, Inc. Class B	414,006	29,410,986
Norwegian Cruise Line Holdings Ltd. (a)	129,400	2,624,232
NVR, Inc. (a)	1,050	7,754,943
O'Reilly Automotive, Inc. (a)	302,700	27,282,351
Pool Corp. (b)	14,000	4,080,720
PulteGroup, Inc.	71,762	7,568,021
Ralph Lauren Corp.	15,179	4,163,296
Ross Stores, Inc.	112,556	14,359,894
Royal Caribbean Cruises Ltd.	88,100	27,587,634
Starbucks Corp.	397,130	36,389,022
Tapestry, Inc.	67,728	5,947,196
Tesla, Inc. (a)	997,900	316,992,914
TJX Cos., Inc.	403,474	49,825,004
Tractor Supply Co.	190,230	10,038,437
Ulta Beauty, Inc. (a)	16,700	7,812,594
Williams-Sonoma, Inc.	41,900	6,845,203
Wynn Resorts Ltd. (b)	27,541	2,579,765
Yum! Brands, Inc.	96,002	14,225,576
		1,938,768,472
CONSUMER STAPLES — 5.4%
Altria Group, Inc.	592,629	34,745,838
Archer-Daniels-Midland Co.	174,532	9,211,799
Brown-Forman Corp. Class B	53,952	1,451,848
Bunge Global SA	41,700	3,347,676
Campbell's Co. (b)	57,982	1,777,148
Church & Dwight Co., Inc.	89,700	8,621,067
Clorox Co.	43,664	5,242,736
Coca-Cola Co.	1,379,900	97,627,925
Colgate-Palmolive Co.	284,523	25,863,141
Conagra Brands, Inc.	180,324	3,691,232
Constellation Brands, Inc. Class A	55,250	8,988,070
Costco Wholesale Corp.	157,355	155,772,009
Dollar General Corp.	80,413	9,197,639
Dollar Tree, Inc. (a)	72,026	7,133,455
Estee Lauder Cos., Inc. Class A	86,941	7,024,833
General Mills, Inc.	195,942	10,151,755
Hershey Co.	53,967	8,955,824
Hormel Foods Corp.	113,502	3,433,435
J.M. Smucker Co.	39,905	3,918,671
Kellanova	98,328	7,820,026
Kenvue, Inc.	654,902	13,707,099

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Keurig Dr. Pepper, Inc.	479,000	$15,835,740
Kimberly-Clark Corp.	118,527	15,280,501
Kraft Heinz Co.	317,918	8,208,643
Kroger Co.	238,042	17,074,753
Lamb Weston Holdings, Inc.	42,300	2,193,255
McCormick & Co., Inc.	83,384	6,322,175
Molson Coors Beverage Co. Class B	66,453	3,195,725
Mondelez International, Inc. Class A	452,715	30,531,100
Monster Beverage Corp. (a)	240,570	15,069,305
PepsiCo, Inc.	490,216	64,728,121
Philip Morris International, Inc.	554,212	100,938,631
Procter & Gamble Co.	832,826	132,685,838
Sysco Corp.	173,374	13,131,347
Target Corp.	156,372	15,426,098
Tyson Foods, Inc. Class A	97,944	5,478,987
Walgreens Boots Alliance, Inc.	282,405	3,242,009
Walmart, Inc.	1,538,509	150,435,410
		1,027,460,864
ENERGY — 2.9%
APA Corp.	108,855	1,990,958
Baker Hughes Co.	343,679	13,176,653
Chevron Corp.	576,410	82,536,148
ConocoPhillips	445,504	39,979,529
Coterra Energy, Inc.	258,978	6,572,862
Devon Energy Corp.	235,573	7,493,577
Diamondback Energy, Inc.	67,900	9,329,460
EOG Resources, Inc.	197,371	23,607,545
EQT Corp.	211,800	12,352,176
Expand Energy Corp.	76,700	8,969,298
Exxon Mobil Corp.	1,543,252	166,362,566
Halliburton Co.	307,067	6,258,025
Hess Corp.	95,957	13,293,883
Kinder Morgan, Inc.	689,150	20,261,010
Marathon Petroleum Corp.	108,441	18,013,134
Occidental Petroleum Corp.	240,273	10,093,869
ONEOK, Inc.	221,296	18,064,392
Phillips 66 Co.	141,473	16,877,729
Schlumberger NV	500,450	16,915,210
Targa Resources Corp.	75,700	13,177,856
Texas Pacific Land Corp.	6,900	7,289,091
Valero Energy Corp.	110,123	14,802,734
Williams Cos., Inc.	427,458	26,848,637
		554,266,342
FINANCIALS — 13.9%
Aflac, Inc.	176,606	18,624,869
Allstate Corp.	94,439	19,011,515
American Express Co.	198,512	63,321,358
American International Group, Inc.	211,801	18,128,048
Ameriprise Financial, Inc.	33,144	17,689,947
Aon PLC Class A	75,798	27,041,694
Apollo Global Management, Inc.	156,900	22,259,403
Security Description	Shares	Value
Arch Capital Group Ltd.	132,400	$12,055,020
Arthur J Gallagher & Co.	89,000	28,490,680
Assurant, Inc.	19,685	3,887,591
Bank of America Corp.	2,358,905	111,623,385
Bank of New York Mellon Corp.	255,094	23,241,614
Berkshire Hathaway, Inc. Class B (a)	652,984	317,200,038
Blackrock, Inc.	52,516	55,102,413
Blackstone, Inc.	255,700	38,247,606
Brown & Brown, Inc.	106,600	11,818,742
Capital One Financial Corp.	228,776	48,674,382
Cboe Global Markets, Inc.	38,200	8,908,622
Charles Schwab Corp.	611,194	55,765,341
Chubb Ltd.	130,153	37,707,927
Cincinnati Financial Corp.	57,109	8,504,672
Citigroup, Inc.	673,427	57,322,106
Citizens Financial Group, Inc.	160,900	7,200,275
CME Group, Inc.	125,963	34,717,922
Coinbase Global, Inc. Class A (a)	77,200	27,057,828
Corpay, Inc. (a)	25,400	8,428,228
Erie Indemnity Co. Class A	9,700	3,363,863
Everest Group Ltd.	15,600	5,301,660
FactSet Research Systems, Inc.	13,600	6,083,008
Fidelity National Information Services, Inc.	187,091	15,231,078
Fifth Third Bancorp	243,462	10,013,592
Fiserv, Inc. (a)	198,824	34,279,246
Franklin Resources, Inc. (b)	90,789	2,165,318
Global Payments, Inc.	89,668	7,177,027
Globe Life, Inc.	26,412	3,282,747
Goldman Sachs Group, Inc.	108,846	77,035,756
Hartford Insurance Group, Inc.	101,767	12,911,179
Huntington Bancshares, Inc.	480,891	8,059,733
Intercontinental Exchange, Inc.	200,885	36,856,371
Invesco Ltd.	132,411	2,088,121
Jack Henry & Associates, Inc.	27,300	4,918,641
JPMorgan Chase & Co.	990,643	287,197,312
KeyCorp	329,096	5,732,852
KKR & Co., Inc.	236,300	31,434,989
Loews Corp.	66,219	6,069,634
M&T Bank Corp.	58,945	11,434,741
MarketAxess Holdings, Inc.	14,800	3,305,432
Marsh & McLennan Cos., Inc.	178,819	39,096,986
Mastercard, Inc. Class A	288,651	162,204,543
MetLife, Inc.	198,370	15,952,915
Moody's Corp.	54,232	27,202,229
Morgan Stanley	442,827	62,376,611
MSCI, Inc.	26,600	15,341,284
Nasdaq, Inc.	146,825	13,129,092
Northern Trust Corp.	70,396	8,925,509
PayPal Holdings, Inc. (a)	346,845	25,777,520
PNC Financial Services Group, Inc.	138,875	25,889,077

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Principal Financial Group, Inc.	76,665	$6,089,501
Progressive Corp.	209,549	55,920,246
Prudential Financial, Inc.	122,802	13,193,847
Raymond James Financial, Inc.	66,800	10,245,116
Regions Financial Corp.	301,946	7,101,770
S&P Global, Inc.	112,688	59,419,256
State Street Corp. (c)	100,278	10,663,563
Synchrony Financial	137,476	9,175,148
T. Rowe Price Group, Inc.	73,755	7,117,358
Travelers Cos., Inc.	79,606	21,297,789
Truist Financial Corp.	469,215	20,171,553
U.S. Bancorp	547,122	24,757,270
Visa, Inc. Class A	609,960	216,566,298
W.R. Berkley Corp.	109,850	8,070,680
Wells Fargo & Co.	1,155,603	92,586,912
Willis Towers Watson PLC	35,445	10,863,893
		2,625,109,492
HEALTH CARE — 9.2%
Abbott Laboratories	624,949	84,999,313
AbbVie, Inc.	627,580	116,491,400
Agilent Technologies, Inc.	101,193	11,941,786
Align Technology, Inc. (a)	26,500	5,017,245
Amgen, Inc.	192,254	53,679,239
Baxter International, Inc.	185,079	5,604,192
Becton Dickinson & Co.	101,056	17,406,896
Biogen, Inc. (a)	48,484	6,089,106
Bio-Techne Corp. (b)	46,400	2,387,280
Boston Scientific Corp. (a)	527,757	56,686,379
Bristol-Myers Squibb Co.	709,475	32,841,598
Cardinal Health, Inc.	85,533	14,369,544
Cencora, Inc.	61,634	18,480,955
Centene Corp. (a)	172,004	9,336,377
Charles River Laboratories International, Inc. (a)	15,200	2,306,296
Cigna Group	95,841	31,683,118
Cooper Cos., Inc. (a)	71,300	5,073,708
CVS Health Corp.	441,494	30,454,256
Danaher Corp.	223,394	44,129,251
DaVita, Inc. (a)	13,828	1,969,799
Dexcom, Inc. (a)	140,800	12,290,432
Edwards Lifesciences Corp. (a)	206,330	16,137,069
Elevance Health, Inc.	81,119	31,552,046
Eli Lilly & Co.	280,972	219,026,103
GE HealthCare Technologies, Inc.	162,107	12,007,265
Gilead Sciences, Inc.	449,752	49,864,004
HCA Healthcare, Inc.	62,800	24,058,680
Henry Schein, Inc. (a)(b)	48,500	3,542,925
Hologic, Inc. (a)	84,800	5,525,568
Humana, Inc.	42,890	10,485,747
IDEXX Laboratories, Inc. (a)	28,300	15,178,422
Incyte Corp. (a)	61,600	4,194,960
Insulet Corp. (a)	25,500	8,011,590
Intuitive Surgical, Inc. (a)	127,332	69,193,482
Security Description	Shares	Value
IQVIA Holdings, Inc. (a)	58,100	$9,155,979
Johnson & Johnson	855,345	130,653,949
Labcorp Holdings, Inc.	28,375	7,448,721
McKesson Corp.	43,852	32,133,869
Medtronic PLC	447,893	39,042,833
Merck & Co., Inc.	895,972	70,925,144
Mettler-Toledo International, Inc. (a)	7,600	8,927,872
Moderna, Inc. (a)	131,100	3,617,049
Molina Healthcare, Inc. (a)	20,000	5,958,000
Pfizer, Inc.	2,049,933	49,690,376
Quest Diagnostics, Inc.	37,842	6,797,558
Regeneron Pharmaceuticals, Inc.	36,942	19,394,550
ResMed, Inc.	52,000	13,416,000
Revvity, Inc. (b)	47,386	4,583,174
Solventum Corp. (a)	53,089	4,026,270
STERIS PLC	35,800	8,599,876
Stryker Corp.	124,094	49,095,309
Thermo Fisher Scientific, Inc.	136,912	55,512,340
UnitedHealth Group, Inc.	321,974	100,446,229
Universal Health Services, Inc. Class B	22,400	4,057,760
Vertex Pharmaceuticals, Inc. (a)	93,052	41,426,750
Viatris, Inc.	457,414	4,084,707
Waters Corp. (a)	19,650	6,858,636
West Pharmaceutical Services, Inc.	26,200	5,732,560
Zimmer Biomet Holdings, Inc.	70,325	6,414,343
Zoetis, Inc.	156,920	24,471,674
		1,744,487,559
INDUSTRIALS — 8.5%
3M Co.	190,058	28,934,430
A.O. Smith Corp.	35,300	2,314,621
Allegion PLC	31,996	4,611,264
AMETEK, Inc.	80,199	14,512,811
Automatic Data Processing, Inc.	142,052	43,808,837
Axon Enterprise, Inc. (a)	27,200	22,519,968
Boeing Co. (a)	268,390	56,235,757
Broadridge Financial Solutions, Inc.	42,400	10,304,472
Builders FirstSource, Inc. (a)	43,100	5,029,339
Carrier Global Corp.	287,279	21,025,950
Caterpillar, Inc.	170,924	66,354,406
CH Robinson Worldwide, Inc.	43,879	4,210,190
Cintas Corp.	120,164	26,780,951
Copart, Inc. (a)	312,600	15,339,282
CSX Corp.	677,665	22,112,209
Cummins, Inc.	47,370	15,513,675
Dayforce, Inc. (a)(b)	61,600	3,412,024
Deere & Co.	91,283	46,416,493
Delta Air Lines, Inc.	227,634	11,195,040
Dover Corp.	49,950	9,152,338
Eaton Corp. PLC	137,925	49,237,846

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	197,779	$26,369,874
Equifax, Inc.	43,988	11,409,168
Expeditors International of Washington, Inc.	50,976	5,824,008
Fastenal Co.	410,032	17,221,344
FedEx Corp.	79,150	17,991,586
Fortive Corp.	118,649	6,185,172
GE Vernova, Inc.	96,380	50,999,477
Generac Holdings, Inc. (a)	17,700	2,534,817
General Dynamics Corp.	88,972	25,949,573
General Electric Co.	377,123	97,067,689
Honeywell International, Inc.	233,278	54,325,781
Howmet Aerospace, Inc.	143,886	26,781,501
Hubbell, Inc.	18,300	7,473,903
Huntington Ingalls Industries, Inc. (b)	15,200	3,670,192
IDEX Corp.	28,000	4,915,960
Illinois Tool Works, Inc.	93,700	23,167,325
Ingersoll Rand, Inc.	142,887	11,885,341
Jacobs Solutions, Inc.	44,743	5,881,467
JB Hunt Transport Services, Inc.	30,200	4,336,720
Johnson Controls International PLC	231,808	24,483,561
L3Harris Technologies, Inc.	64,821	16,259,700
Leidos Holdings, Inc.	46,800	7,383,168
Lennox International, Inc.	11,300	6,477,612
Lockheed Martin Corp.	73,271	33,934,731
Masco Corp.	77,284	4,973,998
Nordson Corp.	20,700	4,437,459
Norfolk Southern Corp.	80,687	20,653,451
Northrop Grumman Corp.	47,725	23,861,545
Old Dominion Freight Line, Inc.	66,700	10,825,410
Otis Worldwide Corp.	136,789	13,544,847
PACCAR, Inc.	187,208	17,795,992
Parker-Hannifin Corp.	45,089	31,493,314
Paychex, Inc.	114,407	16,641,642
Paycom Software, Inc.	17,800	4,118,920
Pentair PLC	60,404	6,201,075
Quanta Services, Inc.	51,107	19,322,535
Ralliant Corp. (a)	1	32
Republic Services, Inc.	72,389	17,851,851
Rockwell Automation, Inc.	40,126	13,328,653
Rollins, Inc.	100,925	5,694,188
RTX Corp.	476,201	69,534,870
Snap-on, Inc.	18,940	5,893,749
Southwest Airlines Co. (b)	217,859	7,067,346
Stanley Black & Decker, Inc.	57,057	3,865,612
Textron, Inc.	66,733	5,357,993
Trane Technologies PLC	78,484	34,329,686
TransDigm Group, Inc.	19,600	29,804,544
Uber Technologies, Inc. (a)	747,000	69,695,100
Union Pacific Corp.	210,798	48,500,404
United Airlines Holdings, Inc. (a)	119,700	9,531,711
Security Description	Shares	Value
United Parcel Service, Inc. Class B	256,291	$25,870,014
United Rentals, Inc.	23,000	17,328,200
Veralto Corp.	89,964	9,081,866
Verisk Analytics, Inc.	48,500	15,107,750
Waste Management, Inc.	127,835	29,251,205
Westinghouse Air Brake Technologies Corp.	60,566	12,679,492
WW Grainger, Inc.	15,157	15,766,918
Xylem, Inc.	86,358	11,171,271
		1,602,134,216
INFORMATION TECHNOLOGY — 32.7%
Accenture PLC Class A	221,518	66,209,515
Adobe, Inc. (a)	151,244	58,513,279
Advanced Micro Devices, Inc. (a)	579,094	82,173,439
Akamai Technologies, Inc. (a)	58,490	4,665,162
Amphenol Corp. Class A	423,280	41,798,900
Analog Devices, Inc.	179,661	42,762,911
ANSYS, Inc. (a)	31,600	11,098,552
Apple, Inc.	5,321,496	1,091,811,334
Applied Materials, Inc.	291,754	53,411,405
Arista Networks, Inc. (a)	361,200	36,954,372
Autodesk, Inc. (a)	75,506	23,374,392
Broadcom, Inc.	1,676,810	462,212,677
Cadence Design Systems, Inc. (a)	96,000	29,582,400
CDW Corp.	48,500	8,661,615
Cisco Systems, Inc.	1,424,290	98,817,240
Cognizant Technology Solutions Corp. Class A	171,441	13,377,541
Corning, Inc.	273,026	14,358,437
Crowdstrike Holdings, Inc. Class A (a)	90,000	45,837,900
Dell Technologies, Inc. Class C	109,300	13,400,180
Enphase Energy, Inc. (a)	39,800	1,578,070
EPAM Systems, Inc. (a)	21,700	3,836,994
F5, Inc. (a)	21,141	6,222,219
Fair Isaac Corp. (a)	8,700	15,903,252
First Solar, Inc. (a)(b)	39,700	6,571,938
Fortinet, Inc. (a)	223,300	23,607,276
Gartner, Inc. (a)	27,200	10,994,784
Gen Digital, Inc.	201,760	5,931,744
GoDaddy, Inc. Class A (a)	51,300	9,237,078
Hewlett Packard Enterprise Co.	436,153	8,919,329
HP, Inc.	330,053	8,073,096
Intel Corp.	1,585,936	35,524,966
International Business Machines Corp.	329,795	97,216,970
Intuit, Inc.	99,837	78,634,616
Jabil, Inc.	39,600	8,636,760
Juniper Networks, Inc.	121,949	4,869,424
Keysight Technologies, Inc. (a)	62,700	10,274,022
KLA Corp.	46,432	41,591,000

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Lam Research Corp.	448,570	$43,663,804
Microchip Technology, Inc.	193,966	13,649,387
Micron Technology, Inc.	402,834	49,649,291
Microsoft Corp.	2,647,758	1,317,021,307
Monolithic Power Systems, Inc.	16,100	11,775,218
Motorola Solutions, Inc.	58,572	24,627,183
NetApp, Inc.	72,714	7,747,677
NVIDIA Corp.	8,687,760	1,372,579,202
NXP Semiconductors NV	90,600	19,795,194
ON Semiconductor Corp. (a)	154,800	8,113,068
Oracle Corp.	578,035	126,375,792
Palantir Technologies, Inc. Class A (a)	754,900	102,907,968
Palo Alto Networks, Inc. (a)	239,400	48,990,816
PTC, Inc. (a)	41,100	7,083,174
QUALCOMM, Inc.	395,926	63,055,175
Roper Technologies, Inc.	37,665	21,350,029
Salesforce, Inc.	343,695	93,722,190
Seagate Technology Holdings PLC	75,324	10,871,513
ServiceNow, Inc. (a)	74,400	76,489,152
Skyworks Solutions, Inc.	59,300	4,419,036
Super Micro Computer, Inc. (a)(b)	168,100	8,238,581
Synopsys, Inc. (a)	54,100	27,735,988
TE Connectivity PLC	104,151	17,567,149
Teledyne Technologies, Inc. (a)	16,990	8,704,147
Teradyne, Inc.	59,600	5,359,232
Texas Instruments, Inc.	325,693	67,620,381
Trimble, Inc. (a)	89,700	6,815,406
Tyler Technologies, Inc. (a)	15,600	9,248,304
VeriSign, Inc.	28,753	8,303,866
Western Digital Corp. (b)	128,653	8,232,505
Workday, Inc. Class A (a)	76,200	18,288,000
Zebra Technologies Corp. Class A (a)	19,600	6,043,856
		6,192,688,380
MATERIALS — 1.9%
Air Products & Chemicals, Inc.	78,102	22,029,450
Albemarle Corp. (b)	34,600	2,168,382
Amcor PLC	761,126	6,994,748
Avery Dennison Corp.	29,570	5,188,648
Ball Corp.	108,932	6,109,996
CF Industries Holdings, Inc.	64,920	5,972,640
Corteva, Inc.	235,382	17,543,020
Dow, Inc.	231,648	6,134,039
DuPont de Nemours, Inc.	148,673	10,197,481
Eastman Chemical Co.	44,636	3,332,524
Ecolab, Inc.	88,500	23,845,440
Freeport-McMoRan, Inc.	512,140	22,201,269
International Flavors & Fragrances, Inc.	84,576	6,220,565
International Paper Co.	191,603	8,972,768
Linde PLC	168,563	79,086,388
Security Description	Shares	Value
LyondellBasell Industries NV Class A	94,358	$5,459,554
Martin Marietta Materials, Inc.	21,645	11,882,239
Mosaic Co.	121,084	4,417,144
Newmont Corp.	400,133	23,311,749
Nucor Corp.	85,248	11,043,026
Packaging Corp. of America	30,600	5,766,570
PPG Industries, Inc.	84,254	9,583,893
Sherwin-Williams Co.	81,127	27,855,767
Smurfit WestRock PLC	180,736	7,798,758
Steel Dynamics, Inc.	51,000	6,528,510
Vulcan Materials Co.	46,771	12,198,812
		351,843,380
REAL ESTATE — 2.0%
Alexandria Real Estate Equities, Inc. REIT	58,800	4,270,644
American Tower Corp. REIT	163,418	36,118,646
AvalonBay Communities, Inc. REIT	50,569	10,290,791
BXP, Inc. REIT (b)	56,146	3,788,171
Camden Property Trust REIT	39,200	4,417,448
CBRE Group, Inc. Class A (a)	104,467	14,637,916
CoStar Group, Inc. (a)	148,000	11,899,200
Crown Castle, Inc. REIT	148,058	15,209,998
Digital Realty Trust, Inc. REIT	108,800	18,967,104
Equinix, Inc. REIT	34,043	27,080,185
Equity Residential REIT	124,519	8,403,787
Essex Property Trust, Inc. REIT	22,945	6,502,613
Extra Space Storage, Inc. REIT	75,300	11,102,232
Federal Realty Investment Trust REIT	30,600	2,906,694
Healthpeak Properties, Inc. REIT	258,523	4,526,738
Host Hotels & Resorts, Inc. REIT	267,962	4,115,896
Invitation Homes, Inc. REIT	188,500	6,182,800
Iron Mountain, Inc. REIT	106,281	10,901,242
Kimco Realty Corp. REIT	248,153	5,216,176
Mid-America Apartment Communities, Inc. REIT	38,700	5,727,987
Prologis, Inc. REIT	323,922	34,050,681
Public Storage REIT	56,335	16,529,816
Realty Income Corp. REIT	312,600	18,008,886
Regency Centers Corp. REIT	60,100	4,280,923
SBA Communications Corp. REIT	39,100	9,182,244
Simon Property Group, Inc. REIT	109,480	17,600,005
UDR, Inc. REIT	111,700	4,560,711
Ventas, Inc. REIT	151,397	9,560,721
VICI Properties, Inc. REIT	374,000	12,192,400
Welltower, Inc. REIT	225,519	34,669,036
Weyerhaeuser Co. REIT	239,787	6,160,128
		379,061,819

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
UTILITIES — 2.3%
AES Corp.	210,936	$2,219,047
Alliant Energy Corp.	92,400	5,587,428
Ameren Corp.	96,304	9,249,036
American Electric Power Co., Inc.	187,609	19,466,310
American Water Works Co., Inc.	70,700	9,835,077
Atmos Energy Corp.	57,800	8,907,558
CenterPoint Energy, Inc.	237,476	8,724,868
CMS Energy Corp.	109,455	7,583,042
Consolidated Edison, Inc.	135,752	13,622,713
Constellation Energy Corp.	109,494	35,340,284
Dominion Energy, Inc.	316,266	17,875,354
DTE Energy Co.	75,045	9,940,461
Duke Energy Corp.	271,492	32,036,056
Edison International	141,514	7,302,122
Entergy Corp.	151,396	12,584,036
Evergy, Inc.	85,699	5,907,232
Eversource Energy	133,717	8,507,076
Exelon Corp.	359,784	15,621,821
FirstEnergy Corp.	169,093	6,807,684
NextEra Energy, Inc.	737,556	51,201,138
NiSource, Inc.	153,804	6,204,453
NRG Energy, Inc.	71,402	11,465,733
PG&E Corp.	776,100	10,818,834
Pinnacle West Capital Corp. (b)	43,604	3,901,250
PPL Corp.	268,519	9,100,109
Public Service Enterprise Group, Inc.	171,388	14,427,442
Sempra	226,124	17,133,416
Southern Co.	383,159	35,185,491
Vistra Corp.	117,900	22,850,199
WEC Energy Group, Inc. (b)	111,082	11,574,744
Xcel Energy, Inc.	205,851	14,018,453
		444,998,467
TOTAL COMMON STOCKS (Cost $11,729,308,237)		18,692,900,007
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (d)(e)	387,356,598	$387,356,598
State Street Navigator Securities Lending Portfolio II (c)(f)	4,119,163	4,119,163
TOTAL SHORT-TERM INVESTMENTS (Cost $391,475,761)		391,475,761
TOTAL INVESTMENTS — 100.8% (Cost $12,120,783,998)		19,084,375,768
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(143,732,017)
NET ASSETS — 100.0%		$18,940,643,751
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2025.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	977	09/19/2025	$296,848,344	$305,495,593	$8,647,249

During the period ended June 30, 2025, the average notional value related to futures contracts was $368,350,920.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,692,900,007	$—	$—	$18,692,900,007
Short-Term Investments	391,475,761	—	—	391,475,761
TOTAL INVESTMENTS	$19,084,375,768	$—	$—	$19,084,375,768
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$8,647,249	$—	$—	$8,647,249
TOTAL OTHER FINANCIAL INSTRUMENTS:	$8,647,249	$—	$—	$8,647,249

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Corp.	87,878	$8,625,226	$1,039,646	$—	$—	$998,691	100,278	$10,663,563	$133,575
State Street Institutional U.S. Government Money Market Fund, Class G Shares	512,330,006	512,330,006	1,150,787,127	1,275,760,535	—	—	387,356,598	387,356,598	8,325,350
State Street Navigator Securities Lending Portfolio II	10,688,113	10,688,113	218,343,660	224,912,610	—	—	4,119,163	4,119,163	18,082
Total		$531,643,345	$1,370,170,433	$1,500,673,145	$—	$998,691		$402,139,324	$8,477,007
See accompanying notes to financial statements.
17

SSGA ACTIVE TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$18,682,236,444
Investments in affiliated issuers, at value	402,139,324
Total Investments	19,084,375,768
Net cash at broker	23,698,071
Cash	127
Receivable from broker — accumulated variation margin on futures contracts	8,649,693
Receivable for investments sold	1,917,632
Receivable for fund shares sold	487,000
Dividends receivable — unaffiliated issuers	9,319,379
Dividends receivable — affiliated issuers	1,292,604
Securities lending income receivable — unaffiliated issuers	8,792
Securities lending income receivable — affiliated issuers	809
Receivable for foreign taxes recoverable	10,117
TOTAL ASSETS	19,129,759,992
LIABILITIES
Payable upon return of securities loaned	4,119,163
Payable for fund shares repurchased	183,989,055
Administration, custody, and transfer agent fees payable	806,160
Registration and filing fees payable	736
Professional fees payable	42,751
Printing and postage fees payable	15,835
Accrued expenses and other liabilities	142,541
TOTAL LIABILITIES	189,116,241
NET ASSETS	$18,940,643,751
NET ASSETS CONSIST OF:
Paid-in capital	$11,925,630,615
Total distributable earnings (loss)	7,015,013,136
NET ASSETS	$18,940,643,751
NET ASSET VALUE PER SHARE
Net asset value per share	$564.14
Shares outstanding (unlimited amount authorized, no par value)	33,574,514
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$11,721,929,875
Investments in affiliated issuers	398,854,123
Total cost of investments	$12,120,783,998
* Includes investments in securities on loan, at value	$95,976,938
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$468,130
Dividend income — unaffiliated issuers	105,276,837
Dividend income — affiliated issuers	8,458,925
Unaffiliated securities lending income	35,969
Affiliated securities lending income	18,082
Foreign taxes withheld	(25,188)
TOTAL INVESTMENT INCOME (LOSS)	114,232,755
EXPENSES
Administration, custody, and transfer agent fees	810,215
Trustees’ fees and expenses	51,029
Licensing and Registration Fees	166,284
Professional fees	59,192
Printing and postage fees	9,438
Insurance expense	16,254
Miscellaneous expenses	10,654
TOTAL EXPENSES	1,123,066
NET INVESTMENT INCOME (LOSS)	$113,109,689
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,536,528
Futures contracts	(1,949,494)
Net realized gain (loss)	6,587,034
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,106,713,483
Investments — affiliated issuers	998,691
Futures contracts	15,204,804
Net change in unrealized appreciation/depreciation	1,122,916,978
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,129,504,012
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,242,613,701
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$113,109,689	$185,290,023
Net realized gain (loss)	6,587,034	120,524,485
Net change in unrealized appreciation/depreciation	1,122,916,978	2,399,083,259
Net increase (decrease) in net assets resulting from operations	1,242,613,701	2,704,897,767
Distributions to shareholders	—	(290,137,138)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,445,747,693	3,341,585,240
Reinvestment of distributions	—	290,137,138
Cost of shares redeemed	(724,817,164)	(1,531,848,585)
Net increase (decrease) in net assets from beneficial interest transactions	2,720,930,529	2,099,873,793
Net increase (decrease) in net assets during the period	3,963,544,230	4,514,634,422
Net assets at beginning of period	14,977,099,521	10,462,465,099
NET ASSETS AT END OF PERIOD	$18,940,643,751	$14,977,099,521
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,736,687	6,545,927
Reinvestment of distributions	—	537,719
Shares redeemed	(1,348,503)	(3,048,900)
Net increase (decrease) from share transactions	5,388,184	4,034,746
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$531.36	$433.20	$348.16	$432.09	$344.77	$302.40
Income (loss) from investment operations:
Net investment income (loss) (b)	3.71	7.32	6.81	6.02	5.30	5.44
Net realized and unrealized gain (loss)	29.07	101.09	84.54	(84.50)	92.75	49.45
Total from investment operations	32.78	108.41	91.35	(78.48)	98.05	54.89
Contribution from affiliates	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	—	(7.77)	(6.31)	(3.73)	(5.07)	(5.28)
Net realized gains	—	(2.48)	—	(1.72)	(5.66)	(7.24)
Total distributions	—	(10.25)	(6.31)	(5.45)	(10.73)	(12.52)
Net asset value, end of period	$564.14	$531.36	$433.20	$348.16	$432.09	$344.77
Total return (d)	6.17%	24.99%	26.27%	(18.18)%	28.52%	18.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,940,644	$14,977,100	$10,462,465	$7,267,890	$7,078,644	$4,732,247
Ratios to average net assets:
Total expenses	0.01%(e)	0.02%	0.02%	0.02%	0.02%	0.02%
Net investment income (loss)	1.42%(e)	1.47%	1.74%	1.61%	1.34%	1.79%
Portfolio turnover rate	1%(f)	4%	4%	2%	6%	6%
(a)	On April 17, 2020, the State Street Equity 500 Index II Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights) each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following Fund or Portfolio:
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)	N/A	August 11, 2014	Diversified
The Fund is part of a “master-feeder” structure, and it invests substantially all of its assets in the Portfolio as shown below. The Portfolio is a separate series of the Trust. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2025
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	61.71%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund and the Portfolio each have one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s and the Portfolio's investments in accordance with its investment objective. The Fund’s and the Portfolio's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s and the Portfolio's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s and the Portfolio's Total Return is utilized by the CODM to compare results, including the impact of the Fund’s and the Portfolio's costs, to the Fund’s and the Portfolio's competitors and to the Fund’s and the Portfolio's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund and the Portfolio are investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed below:
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2025, is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
The Portfolio invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolio’s policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund and Portfolio within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The following tables summarize the value of the Portfolio's derivative instruments as of June 30, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Equity 500 Index II Portfolio
Futures Contracts	$—	$—	$—	$8,649,693	$—	$8,649,693
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(1,949,494)	$—	$(1,949,494)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$15,204,804	$—	$15,204,804
5.    Fees and Transactions with Affiliates
Advisory Fee
The Fund and Portfolio have entered into Investment Advisory Agreements with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Fund pays the Adviser a fee at an annual rate of 0.02% of its average daily net assets. The Portfolio pays no investment advisory fees to SSGA FM.
SSGA FM is contractually obligated until April 30, 2026, separately with respect to each of the Fund and the Portfolio, (i) to waive up to the full amount of the advisory fee payable by the Fund or the Portfolio and/or (ii) to reimburse the Fund or the Portfolio to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.02% of average daily net assets of the Fund or Portfolio, respectively, on an annual basis.The expense limitation is inclusive of the allocation of expenses from the Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Board.
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Fund's or Portfolio's acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s or Portfolio's holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s or Portfolio's Board.
For the period ended June 30, 2025, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statement of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and Class A Shares and for services provided to Fund shareholders in such class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Fund/Portfolio, acts as the securities lending agent for the Fund/Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, the Fund/Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025, are disclosed in the Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund and the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2025 were as follows:
	Purchases	Sales
State Street Equity 500 Index II Portfolio	$2,909,956,509	$124,989,179
8.    Income Tax Information
The Fund and the Portfolio have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund and the Portfolio will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The Fund and Portfolio file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund's and Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Fund	$8,314,599,214	$3,373,116,314	$—	$3,373,116,314
State Street Equity 500 Index II Portfolio	12,220,662,525	7,258,682,948	386,322,456	6,872,360,492
9.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Equity 500 Index II Portfolio	$ 95,976,938	$ 4,119,163	$ 92,881,372	$ 97,000,535
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index II Portfolio	Common Stocks	$4,119,163	$—	$—	$—	$4,119,163	$4,119,163
10.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Credit Risk
The Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
The Portfolio's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Portfolio could decline if the particular industries, sectors or companies in which the Portfolio invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio and Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Equity 500 Index Fund (the “Fund”) and State Street Equity 500 Index II Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.  Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund, which is a feeder fund for which the Portfolio serves as the master fund in a master-feeder structure:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1 Over the course of many years overseeing the Fund, Portfolio, and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund and Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Fund and Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund and Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and Portfolio and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and Portfolio and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund and Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund and Portfolio by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund and Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund and Portfolio, and transfer agent of the Portfolio, and the role of the Adviser in managing the Fund’s and Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund and Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s and Portfolio’s Adviser and Administrator, with respect to its operations relating to the Fund and Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund and Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund and Portfolio, and transfer agent for the Portfolio, with respect to its operations relating to the Fund and Portfolio; and
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund and Portfolio (the “Distributor”), with respect to its operations relating to the Fund and Portfolio, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund and Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and Portfolio and the investment strategies used in pursuing the Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund and Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Fund and Portfolio. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund and Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund and Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s and Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund and Portfolio.
Fund Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

the Independent Trustees relied  on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund and Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. In the case of the Portfolio, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolio does not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of the Fund and Portfolio:
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund and Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund and Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund and Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or Portfolio or the fund complex taken as a whole. The Board concluded
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

that, in light of the current size of the Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund and Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund or Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
33

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$169,730,725,166
Receivable for fund shares sold	6,111,643
Receivable from Adviser	107,874
Prepaid expenses and other assets	1,733
TOTAL ASSETS	169,736,946,416
LIABILITIES
Payable for fund shares repurchased	19,704,339
Administration fees payable	6,507,773
Shareholder servicing fee payable	1,168,543
Distribution fees payable	97,649
Transfer agent fees payable	70,070
Registration and filing fees payable	1,034,994
Professional fees payable	143,009
Printing fees payable	108,519
Distribution payable	141,803,753
Accrued expenses and other liabilities	170,839
TOTAL LIABILITIES	170,809,488
NET ASSETS	$169,566,136,928
NET ASSETS CONSIST OF:
Paid-in capital	$169,566,323,632
Total distributable earnings (loss)	(186,704)
NET ASSETS	$169,566,136,928
Administration Class
Net Assets	$2,186,711,857
Shares Outstanding	2,186,733,160
Net asset value, offering and redemption price per share	$1.00
Bancroft Capital Class
Net Assets	$238,349,544
Shares Outstanding	238,353,259
Net asset value, offering and redemption price per share	$1.00
Blaylock Van Class
Net Assets	$321,197,757
Shares Outstanding	321,199,468
Net asset value, offering and redemption price per share	$1.00
Cabrera Capital Markets Class
Net Assets	$32,186,454
Shares Outstanding	32,186,300
Net asset value, offering and redemption price per share	$1.00
Institutional Class
Net Assets	$12,675,952,979
Shares Outstanding	12,675,998,790
Net asset value, offering and redemption price per share	$1.00
Investment Class
Net Assets	$127,427,644
Shares Outstanding	127,432,189
Net asset value, offering and redemption price per share	$1.00
Investor Class
Net Assets	$2,911,473,714
Shares Outstanding	2,911,496,424
Net asset value, offering and redemption price per share	$1.00
Opportunity Class
Net Assets	$8,191,060,911
Shares Outstanding	8,191,091,761
Net asset value, offering and redemption price per share	$1.00
Premier Class
Net Assets	$132,945,156,701
Shares Outstanding	132,945,445,852
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
June 30, 2025 (Unaudited)

Trust Class
Net Assets	$469,306,487
Shares Outstanding	469,324,288
Net asset value, offering and redemption price per share	$1.00
Class G
Net Assets	$9,394,922,916
Shares Outstanding	9,394,950,446
Net asset value, offering and redemption price per share	$1.00
Select Class
Net Assets	$72,389,964
Shares Outstanding	72,388,990
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	3,646,066,926
Expenses allocated from affiliated Portfolio	(46,721,372)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	3,599,345,554
EXPENSES
Administration fees
Administration Class	430,396
Bancroft Capital Class	22,185
Blaylock Van Class	88,727
Cabrera Capital Markets Class	6,556
Institutional Class	3,289,656
Investment Class	33,105
Investor Class	814,197
Opportunity Class	1,795,238
Premier Class	33,179,355
Trust Class (a)	11,756
Class G	354,372
Select Class	18,054
Shareholder servicing fees
Administration Class	1,721,582
Bancroft Capital Class	13,311
Blaylock Van Class	53,237
Cabrera Capital Markets Class	3,934
Institutional Class	1,973,793
Investment Class	165,527
Investor Class	1,302,715
Opportunity Class	1,077,143
Trust Class (a)	13,637
Distribution fees
Administration Class	430,395
Investment Class	66,211
Custodian fees	25,851
Trustees’ fees and expenses	10,365
Transfer agent fees	128,500
Registration and filing fees	1,424,239
Professional fees and expenses	242,217
Printing and postage fees	105,191
Insurance expense	174,837
Miscellaneous expenses	366,168
TOTAL EXPENSES	49,342,450
Expenses waived/reimbursed by the Adviser	(10,380)
NET EXPENSES	49,332,070
NET INVESTMENT INCOME (LOSS)	$3,550,013,484
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	602,662
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,550,616,146

(a)	For Trust Class shares, data for the period ended June 30, 2025 is from June 13, 2025 (commencement date) through June 30, 2025.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,550,013,484	$7,818,464,737
Net realized gain (loss)	602,662	(536,864)
Net increase (decrease) in net assets resulting from operations	3,550,616,146	7,817,927,873
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(34,721,169)	(93,505,602)
Bancroft Capital Class	(1,884,347)	(3,156,673)
Blaylock Van Class	(7,553,396)	(8,117,955)
Cabrera Capital Markets Class	(559,542)	(7,042,379)
Institutional Class	(279,965,431)	(714,661,963)
Investment Class	(2,606,582)	(11,585,054)
Investor Class	(68,549,869)	(163,806,487)
Opportunity Class	(152,714,646)	(301,467,396)
Premier Class	(2,845,526,838)	(6,251,270,397)
Trust Class (a)	(986,318)	—
Class G	(153,264,181)	(261,557,060)
Select Class	(1,557,848)	(2,595,096)
Total distributions to shareholders	(3,549,890,167)	(7,818,766,062)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	9,549,024,478	24,502,785,755
Proceeds from shares issued in connection with a Reorganization (Note 8)	302,699,260	—
Reinvestment of distributions	13,920,853	29,261,264
Shares redeemed	(9,325,987,084)	(25,364,008,486)
Net increase (decrease) from capital share transactions	539,657,507	(831,961,467)
Bancroft Capital Class
Shares sold	289,625,393	154,100,000
Proceeds from shares issued in connection with a Reorganization (Note 8)	14,783,631	—
Reinvestment of distributions	1,888,071	3,154,599
Shares redeemed	(115,636,040)	(169,930,947)
Net increase (decrease) from capital share transactions	190,661,055	(12,676,348)
Blaylock Van Class
Shares sold	337,550,002	1,628,100,003
Reinvestment of distributions	2,934,827	4,594,893
Shares redeemed	(331,188,755)	(1,374,842,681)
Net increase (decrease) from capital share transactions	9,296,074	257,852,215
Cabrera Capital Markets Class
Shares sold	443,343,151	1,165,777,576
Reinvestment of distributions	306,972	4,738,308
Shares redeemed	(413,277,346)	(1,640,749,106)
Net increase (decrease) from capital share transactions	30,372,777	(470,233,222)
Institutional Class
Shares sold	100,024,345,204	179,929,257,006
Proceeds from shares issued in connection with a Reorganization (Note 8)	61,936,569	—
Reinvestment of distributions	139,493,111	341,091,611
Shares redeemed	(99,424,370,882)	(179,180,582,719)
Net increase (decrease) from capital share transactions	801,404,002	1,089,765,898
Investment Class
Shares sold	109,549,175	301,261,217
Proceeds from shares issued in connection with a Reorganization (Note 8)	6,868	—
Reinvestment of distributions	120,613	462,114
Shares redeemed	(130,770,905)	(431,243,070)
Net increase (decrease) from capital share transactions	(21,094,249)	(129,519,739)
Investor Class
Shares sold	18,160,810,868	46,835,120,146
Proceeds from shares issued in connection with a Reorganization (Note 8)	74,085,763	—
Reinvestment of distributions	65,721,282	143,124,764
Shares redeemed	(18,715,387,282)	(45,338,823,573)
Net increase (decrease) from capital share transactions	(414,769,369)	1,639,421,337
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Opportunity Class
Shares sold	46,394,693,244	$73,924,887,907
Proceeds from shares issued in connection with a Reorganization (Note 8)	35,853,040	—
Reinvestment of distributions	99,280,243	192,836,696
Shares redeemed	(44,340,793,888)	(72,545,776,292)
Net increase (decrease) from capital share transactions	2,189,032,639	1,571,948,311
Premier Class
Shares sold	887,154,207,014	1,651,467,533,159
Proceeds from shares issued in connection with a Reorganization (Note 8)	1,764,904,681	—
Reinvestment of distributions	2,157,056,451	4,685,774,230
Shares redeemed	(901,207,270,139)	(1,639,329,965,255)
Net increase (decrease) from capital share transactions	(10,131,101,993)	16,823,342,134
Trust Class (a)
Shares sold	353,782,496	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	669,346,369	—
Reinvestment of distributions	595,980	—
Shares redeemed	(554,418,892)	—
Net increase (decrease) from capital share transactions	469,305,953	—
Class G
Shares sold	50,407,270,306	76,272,857,837
Reinvestment of distributions	151,981,994	255,900,619
Shares redeemed	(47,128,353,346)	(75,330,532,246)
Net increase (decrease) from capital share transactions	3,430,898,954	1,198,226,210
Select Class
Shares sold	269,621,555	431,523,217
Reinvestment of distributions	1,563,268	2,587,774
Shares redeemed	(265,172,318)	(410,968,765)
Net increase (decrease) from capital share transactions	6,012,505	23,142,226
Net increase (decrease) in net assets from beneficial interest transactions	(2,900,324,145)	21,159,307,555
Net increase (decrease) in net assets during the period	(2,899,598,166)	21,158,469,366
Net assets at beginning of period	172,465,735,094	151,307,265,728
NET ASSETS AT END OF PERIOD	$169,566,136,928	$172,465,735,094
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	9,549,024,478	24,502,785,755
Shares issued in connection with a Reorganization (Note 8)	302,689,041	—
Reinvestment of distributions	13,920,853	29,261,264
Shares redeemed	(9,325,987,084)	(25,364,008,486)
Net increase (decrease) from share transactions	539,647,288	(831,961,467)
Bancroft Capital Class
Shares sold	289,625,393	154,100,000
Shares issued in connection with a Reorganization (Note 8)	14,783,741	—
Reinvestment of distributions	1,888,071	3,154,599
Shares redeemed	(115,636,040)	(169,930,947)
Net increase (decrease) from share transactions	190,661,165	(12,676,348)
Blaylock Van Class
Shares sold	337,550,002	1,628,100,003
Reinvestment of distributions	2,934,827	4,594,893
Shares redeemed	(331,188,755)	(1,374,842,681)
Net increase (decrease) from share transactions	9,296,074	257,852,215
Cabrera Capital Markets Class
Shares sold	443,343,151	1,165,777,576
Reinvestment of distributions	306,972	4,738,308
Shares redeemed	(413,277,346)	(1,640,749,106)
Net increase (decrease) from share transactions	30,372,777	(470,233,222)
Institutional Class
Shares sold	100,024,345,204	179,929,257,006
Shares issued in connection with a Reorganization (Note 8)	61,930,064	—
Reinvestment of distributions	139,493,111	341,091,611
Shares redeemed	(99,424,370,882)	(179,180,582,719)
Net increase (decrease) from share transactions	801,397,497	1,089,765,898
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Investment Class
Shares sold	109,549,175	301,261,217
Shares issued in connection with a Reorganization (Note 8)	6,868	—
Reinvestment of distributions	120,613	462,114
Shares redeemed	(130,770,905)	(431,243,070)
Net increase (decrease) from share transactions	$(21,094,249)	$(129,519,739)
Investor Class
Shares sold	18,160,810,868	46,835,120,146
Shares issued in connection with a Reorganization (Note 8)	74,085,363	—
Reinvestment of distributions	65,721,282	143,124,764
Shares redeemed	(18,715,387,282)	(45,338,823,573)
Net increase (decrease) from share transactions	(414,769,769)	1,639,421,337
Opportunity Class
Shares sold	46,394,693,244	73,924,887,907
Shares issued in connection with a Reorganization (Note 8)	35,854,947	—
Reinvestment of distributions	99,280,243	192,836,696
Shares redeemed	(44,340,793,888)	(72,545,776,292)
Net increase (decrease) from share transactions	2,189,034,546	1,571,948,311
Premier Class
Shares sold	887,154,207,014	1,651,467,533,159
Shares issued in connection with a Reorganization (Note 8)	1,764,724,405	—
Reinvestment of distributions	2,157,056,451	4,685,774,230
Shares redeemed	(901,207,270,139)	(1,639,329,965,255)
Net increase (decrease) from share transactions	(10,131,282,269)	16,823,342,134
Trust Class (a)
Shares sold	353,782,496	—
Shares issued in connection with a Reorganization (Note 8)	669,364,704	—
Reinvestment of distributions	595,980	—
Shares redeemed	(554,418,892)	—
Net increase (decrease) from share transactions	469,324,288	—
Class G
Shares sold	50,407,270,306	76,272,857,837
Reinvestment of distributions	151,981,994	255,900,619
Shares redeemed	(47,128,353,346)	(75,330,532,246)
Net increase (decrease) from share transactions	3,430,898,954	1,198,226,210
Select Class
Shares sold	269,621,555	431,523,217
Reinvestment of distributions	1,563,268	2,587,774
Shares redeemed	(265,172,318)	(410,968,765)
Net increase (decrease) from share transactions	6,012,505	23,142,226

(a)	For Trust Class shares, data for the period ended June 30, 2025 is from June 13, 2025 (commencement date) through June 30, 2025.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0200	0.0486	0.0469	0.0139	0.0001	0.0026
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0200	0.0486	0.0469	0.0139	0.0001	0.0026
Distributions to shareholders from:
Net investment income	(0.0200)	(0.0486)	(0.0469)	(0.0139)	(0.0001)	(0.0026)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.02%	4.97%	4.80%	1.39%	0.01%	0.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,186,712	$1,647,046	$2,479,017	$2,250,119	$2,230,490	$2,550,831
Ratios to Average Net Assets:
Total expenses	0.36%(d)	0.36%	0.36%	0.37%	0.37%	0.37%
Net expenses	0.36%(d)	0.36%	0.36%	0.30%	0.07%	0.23%
Net investment income (loss)	4.01%(d)	4.88%	4.71%	1.39%	0.01%	0.20%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0211	0.0508	0.0491	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0211	0.0508	0.0491	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0211)	(0.0508)	(0.0491)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.13%	5.20%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$238,350	$47,688	$60,365	$100	$100
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.15%	0.14%(d)
Net expenses	0.14%(d)	0.14%	0.14%	0.13%	0.04%(d)
Net investment income (loss)	4.22%(d)	4.97%	5.03%	1.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0211	0.0509	0.0490	0.0156	0.0001
Net realized gain (loss)	0.0000(b)	(0.0001)	0.0001	0.0000(b)	0.0000(b)
Total from investment operations	0.0211	0.0508	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0211)	(0.0508)	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.13%	5.20%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$321,198	$311,900	$54,050	$429,773	$500
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.15%	0.14%(d)
Net expenses	0.14%(d)	0.14%	0.14%	0.15%	0.04%(d)
Net investment income (loss)	4.23%(d)	4.92%	5.06%	3.46%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0211	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0211	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0211)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.13%	5.20%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,186	$1,814	$472,047	$175,359	$100
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.15%	0.18%	0.14%(d)
Net expenses	0.14%(d)	0.14%	0.15%	0.17%	0.04%(d)
Net investment income (loss)	4.24%(d)	5.18%	5.24%	4.32%	0.02%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0211	0.0508	0.0491	0.0156	0.0001	0.0037
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0211	0.0508	0.0491	0.0156	0.0001	0.0037
Distributions to shareholders from:
Net investment income	(0.0211)	(0.0508)	(0.0491)	(0.0156)	(0.0001)	(0.0037)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.13%	5.21%	5.04%	1.58%	0.03%	0.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,675,953	$11,874,488	$10,784,799	$3,373,375	$1,588,396	$1,349,398
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.14%(d)	0.14%	0.15%	0.14%	0.04%	0.14%
Net investment income (loss)	4.23%(d)	5.07%	5.08%	2.06%	0.03%	0.42%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0195	0.0476	0.0459	0.0132	0.0001	0.0025
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0195	0.0476	0.0459	0.0132	0.0001	0.0025
Distributions to shareholders from:
Net investment income	(0.0195)	(0.0476)	(0.0459)	(0.0132)	(0.0001)	(0.0025)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.97%	4.87%	4.69%	1.33%	0.01%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$127,428	$148,521	$278,042	$417,225	$428,088	$483,015
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.46%	0.46%	0.47%	0.47%	0.47%
Net expenses	0.46%(d)	0.46%	0.46%	0.38%	0.07%	0.27%
Net investment income (loss)	3.92%(d)	4.80%	4.53%	1.32%	0.01%	0.32%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0209	0.0503	0.0486	0.0152	0.0001	0.0033
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0209	0.0503	0.0486	0.0152	0.0001	0.0033
Distributions to shareholders from:
Net investment income	(0.0209)	(0.0503)	(0.0486)	(0.0152)	(0.0001)	(0.0033)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.10%	5.15%	4.97%	1.53%	0.01%	0.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,911,474	$3,326,227	$1,686,830	$1,762,314	$1,063,097	$936,980
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.19%	0.19%	0.20%	0.20%	0.20%
Net expenses	0.19%(d)	0.19%	0.19%	0.18%	0.07%	0.18%
Net investment income (loss)	4.19%(d)	5.00%	4.85%	1.96%	0.01%	0.35%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0211	0.0508	0.0491	0.0156	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	0.0000(b)
Total from investment operations	0.0211	0.0508	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0211)	(0.0508)	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.13%	5.20%	5.03%	1.58%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,191,061	$6,001,997	$4,430,079	$2,384,409	$300,002
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.15%	0.15%(d)
Net expenses	0.14%(d)	0.14%	0.14%	0.14%	0.04%(d)
Net investment income (loss)	4.25%(d)	5.04%	5.00%	2.00%	0.03%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0213	0.0511	0.0494	0.0159	0.0001	0.0039
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0213	0.0511	0.0494	0.0159	0.0001	0.0039
Distributions to shareholders from:
Net investment income	(0.0213)	(0.0511)	(0.0494)	(0.0159)	(0.0001)	(0.0039)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.14%	5.23%	5.06%	1.60%	0.03%	0.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$132,945,157	$143,075,681	$126,252,999	$75,138,139	$84,009,144	$67,604,723
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.11%	0.11%	0.12%	0.12%	0.12%
Net expenses	0.11%(d)	0.11%	0.11%	0.10%	0.05%	0.12%
Net investment income (loss)	4.26%(d)	5.09%	5.01%	1.63%	0.03%	0.33%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

Trust Class (a)
For the Period 06/13/25*- 06/30/25 (Unaudited)
Net asset value, beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0204
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0204
Distributions to shareholders from:
Net investment income	(0.0204)
Total distributions	(0.0204)
Net asset value, end of period	$1.0000
Total return (c)	0.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$469,306
Ratios to Average Net Assets:
Total expenses	0.17%(d)
Net expenses	0.17%(d)
Net investment income (loss)	4.20%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class G (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0215	0.0515	0.0498	0.0162	0.0001	0.0043
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0215	0.0515	0.0498	0.0162	0.0001	0.0043
Distributions to shareholders from:
Net investment income	(0.0215)	(0.0515)	(0.0498)	(0.0162)	(0.0001)	(0.0043)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.16%	5.27%	5.10%	1.63%	0.03%	0.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,394,923	$5,963,995	$4,765,804	$4,699,611	$7,180,149	$6,025,209
Ratios to Average Net Assets:
Total expenses	0.07%(d)	0.07%	0.07%	0.08%	0.08%	0.08%
Net expenses	0.07%(d)	0.07%	0.07%	0.07%	0.05%	0.08%
Net investment income (loss)	4.29%(d)	5.11%	4.98%	1.47%	0.03%	0.37%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Select Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 6/2/22*- 12/31/22
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0214	0.0514	0.0498	0.0152
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—
Total from investment operations	0.0214	0.0514	0.0498	0.0152
Distributions to shareholders from:
Net investment income	(0.0214)	(0.0514)	(0.0498)	(0.0152)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.16%	5.27%	5.10%	1.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$72,390	$66,377	$43,234	$28,693
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.11%	0.11%	0.12%(d)
Net expenses	0.08%(d)	0.08%	0.07%	0.08%(d)
Net investment income (loss)	4.29%(d)	5.12%	5.02%	2.86%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund	Administration Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets Class
Institutional Class
Investment Class
Investor Class
Opportunity Class
Premier Class
Trust Class
Class G
	Select Class	August 23, 2016 October 13, 2021 October 20, 2021 October 20, 2021 January 18, 2018 October 17, 2007 March 21, 2016 October 28, 2021 October 25, 2007 June 13, 2025 October 5, 2014 June 2, 2022	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.16% at June 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
On June 13, 2025, State Street Institutional Liquid Reserves Government Money Market Fund merged into State Street Institutional U.S. Government Money Market Fund. See Note 8 - Reorganization.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2025, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2026 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Board. For the period ended June 30, 2025, the Adviser contractually waived fees in the amount of $10,380.
SSGA FM is contractually obligated until April 30, 2026 to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Select Class shares of the Fund exceed 0.08% of average daily net assets on an annual basis. This reimbursement arrangement for Select Class shares of the Fund may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees. For the period ended June 30, 2025, the Adviser contractually waived fees in the amount of $0.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2025 were $0.
As of June 30, 2025, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2025	$10,107,908
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the Fund, except class G shares, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2025, the Fund's Administration Class shares and Investment Class shares paid $430,395 and $66,211, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, 0.03% and 0.08%, respectively, of each applicable share class's eligible average daily net assets. During the period ended June 30, 2025, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares paid SSGA FD $1,721,582, $13,311, $53,237, $3,934, $1,973,793, $165,527, $1,302,715, $1,077,143, and $13,637, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.  As of December 31, 2024, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Reorganization
On June 13, 2025, State Street Institutional U.S. Government Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of State Street Institutional Liquid Reserves Government Money Market Fund (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.
The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
Under the terms of the Agreement and Plan of Reorganization, the State Street Institutional Liquid Reserves Government Money Market Fund assets, liabilities and obligations have been transferred to the State Street Institutional U.S. Government Money Market Fund in return for shares of the State Street Institutional U.S. Government Money Market Fund. The State Street Institutional U.S. Government Money Market Fund shares were distributed pro rata to shareholders of the Fund in exchange for their Fund shares. Shareholders of the State Street Institutional Liquid Reserves Government Money Market Fund have become shareholders of the State Street Institutional U.S. Government Money Market Fund and  received shares of the State Street Institutional U.S. Government Money Market Fund with a value equal to their shares of the Fund at the time of the Reorganization.
The reorganization consisted of the transfer of all assets attributable to each class of the Acquired Fund’s shares in exchange for the corresponding class of shares of the Acquiring Fund resulting in a reorganization as follows:
	Shares of Acquired Fund Exchanged	Shares of Acquiring Fund Issued	Net Assets Recieved from Acquired Fund	Net Assets of Acquiring Fund Immediately Prior to Combination	Net Assets of Acquiring Fund Immediately After the Combination
Administration Class	$302,689,041	$302,689,041	$302,699,260	$1,915,735,483	$2,218,434,743
Bancroft Capital Class	14,783,741	14,783,741	14,783,631	234,875,831	249,659,462
Institutional Class	61,930,064	61,930,064	61,936,569	14,934,974,189	14,996,910,758
Investment Class	6,868	6,868	6,868	126,359,534	126,366,402
Investor Class	74,085,363	74,085,363	74,085,763	3,171,437,855	3,245,523,618
Opportunity Class	35,854,947	35,854,947	35,853,040	8,985,542,023	9,021,395,063
Premier Class	1,764,724,405	1,764,724,405	1,764,904,681	129,427,408,503	131,192,313,184
Trust Class*	669,364,704	669,364,704	669,346,369	—	669,346,369
*	New share class of the Acquiring Fund as a result of the Reorganization.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Assuming the acquisition had been completed on January 1, 2025, the beginning of the semi-annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended June 30, 2025, are as follows:
Net Investment income (loss)	$3,604,007,181
Total net realized and change in unrealized gain (loss)	$607,982
Net increase (decrease) in net assets resulting from operations	$3,604,615,163
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations as of June 30, 2025.
The Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights for the current period do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional U.S. Government Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s  Adviser and Administrator, with respect to its operations relating to the Fund and  its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund  (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s  investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund  during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund  to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund  at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and  its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
29

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-392-0869. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—11.7%
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.05% (a)	4.380%	07/01/2025	09/17/2026	$85,600,000	$85,600,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	4.401%	07/01/2025	11/24/2026	250,000,000	250,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	4.401%	07/01/2025	01/21/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	4.401%	07/01/2025	01/27/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	4.460%	07/01/2025	12/07/2026	119,100,000	119,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	4.460%	07/01/2025	04/01/2027	287,686,000	287,686,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	4.465%	07/01/2025	11/16/2026	133,200,000	133,200,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.19% (a)	4.471%	07/01/2025	02/06/2026	250,000,000	249,992,821
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	4.475%	07/01/2025	05/15/2026	301,200,000	301,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	4.480%	07/01/2025	01/28/2026	156,200,000	156,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.485%	07/01/2025	02/12/2027	225,300,000	225,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.490%	07/01/2025	04/01/2026	613,500,000	613,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.490%	07/01/2025	06/18/2026	47,400,000	47,392,440
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.490%	07/01/2025	06/23/2027	76,100,000	76,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.495%	07/01/2025	03/18/2026	450,400,000	450,377,034
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.495%	07/01/2025	05/19/2026	33,200,000	33,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.500%	07/01/2025	04/16/2026	94,700,000	94,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.505%	07/01/2025	04/08/2026	28,550,000	28,550,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18% (a)	4.510%	07/01/2025	11/02/2026	189,700,000	189,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.510%	07/01/2025	01/27/2026	417,948,000	417,948,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.510%	07/01/2025	05/08/2026	30,000,000	30,002,236
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	07/09/2026	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	07/16/2026	270,800,000	270,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	07/21/2026	94,900,000	94,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	09/08/2026	66,400,000	66,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	10/06/2026	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.520%	07/01/2025	02/20/2026	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.520%	07/01/2025	08/28/2026	33,100,000	33,100,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.520%	07/01/2025	11/02/2026	$175,000,000	$175,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.520%	07/01/2025	02/03/2027	106,100,000	106,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	03/04/2026	259,300,000	259,330,110
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	09/16/2026	246,900,000	246,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	10/21/2026	405,000,000	404,987,139
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	12/18/2026	247,400,000	247,463,765
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	01/08/2027	339,500,000	339,842,284
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	01/14/2027	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	09/04/2026	129,320,000	129,320,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	10/09/2026	590,600,000	590,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	10/23/2026	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	11/20/2026	243,700,000	243,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	11/25/2026	57,277,000	57,277,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	12/02/2026	62,200,000	62,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	4.585%	07/01/2025	05/03/2027	56,400,000	56,493,763
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	4.590%	07/01/2025	03/29/2027	46,600,000	46,677,670
Federal Farm Credit Banks Funding Corp., SOFR + 0.27% (a)	4.660%	07/01/2025	12/18/2026	28,500,000	28,584,991
Federal Farm Credit Banks Funding Corp., SOFR + 0.35% (a)	4.740%	07/01/2025	11/25/2025	14,100,000	14,115,972
Federal Farm Credit Discount Notes (b)	4.060%	10/30/2025	10/30/2025	25,000,000	24,658,847
Federal Farm Credit Discount Notes (b)	4.160%	11/26/2025	11/26/2025	40,000,000	39,315,911
Federal Home Loan Bank Discount Notes (b)	4.105%	08/04/2025	08/04/2025	267,400,000	266,363,305
Federal Home Loan Bank Discount Notes (b)	4.105%	08/05/2025	08/05/2025	178,300,000	177,588,410
Federal Home Loan Bank Discount Notes (b)	4.110%	11/21/2025	11/21/2025	448,000,000	440,686,027
Federal Home Loan Bank Discount Notes (b)	4.110%	11/28/2025	11/28/2025	627,100,000	616,313,192
Federal Home Loan Bank Discount Notes (b)	4.163%	11/26/2025	11/26/2025	45,400,000	44,622,999
Federal Home Loan Banks	4.388%	01/09/2026	01/09/2026	970,700,000	970,407,455
Federal Home Loan Banks, SOFR + 0.04% (a)	4.425%	07/01/2025	05/14/2026	143,000,000	143,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	4.430%	07/01/2025	04/24/2026	53,400,000	53,400,000
Federal Home Loan Banks, SOFR + 0.09% (a)	4.480%	07/01/2025	08/15/2025	482,030,000	482,030,000
Federal Home Loan Banks, SOFR + 0.10% (a)	4.485%	07/01/2025	03/19/2026	189,700,000	189,700,000
Federal Home Loan Banks, SOFR + 0.11% (a)	4.500%	07/01/2025	04/10/2026	10,000	10,000
Federal Home Loan Banks, SOFR + 0.11% (a)	4.500%	07/01/2025	04/15/2026	100,000	100,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.520%	07/01/2025	02/09/2026	120,520,000	120,520,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.520%	07/01/2025	02/13/2026	384,760,000	384,760,000
Federal Home Loan Banks, SOFR + 0.14% (a)	4.525%	07/01/2025	01/19/2027	192,600,000	192,600,000
Federal Home Loan Banks, SOFR + 0.14% (a)	4.525%	07/01/2025	01/21/2027	163,700,000	163,700,000
Federal Home Loan Banks, SOFR + 0.14% (a)	4.530%	07/01/2025	09/18/2026	185,000,000	185,000,727
Federal Home Loan Banks, SOFR + 0.14% (a)	4.530%	07/01/2025	10/29/2026	473,200,000	473,200,000
Federal Home Loan Banks, SOFR + 0.16% (a)	4.550%	07/01/2025	07/14/2025	678,450,000	678,472,223
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Banks, SOFR + 0.18% (a)	4.570%	07/01/2025	12/02/2026	$750,000,000	$750,000,000
Federal Home Loan Banks, SOFR + 0.20% (a)	4.590%	07/01/2025	12/18/2026	47,000,000	47,035,455
Federal Home Loan Mortgage Corp., SOFR + 0.09% (a)	4.480%	07/01/2025	01/26/2026	26,100,000	26,109,172
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	4.500%	07/01/2025	03/05/2026	591,300,000	591,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	4.500%	07/01/2025	05/07/2026	177,400,000	177,400,000
Federal Home Loan Mortgage Corp., SOFR + 0.12% (a)	4.505%	07/01/2025	04/02/2026	705,600,000	705,628,289
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	09/04/2026	599,300,000	599,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	09/23/2026	578,000,000	578,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	10/16/2026	416,300,000	416,342,259
Federal National Mortgage Association, SOFR + 0.12% (a)	4.510%	07/01/2025	07/29/2026	536,750,000	536,849,752
Federal National Mortgage Association, SOFR + 0.14% (a)	4.525%	07/01/2025	08/21/2026	589,200,000	589,200,000
Federal National Mortgage Association, SOFR + 0.14% (a)	4.530%	07/01/2025	09/11/2026	530,800,000	530,798,611
Federal National Mortgage Association, SOFR + 0.14% (a)	4.530%	07/01/2025	10/23/2026	91,700,000	91,700,000
Federal National Mortgage Association, SOFR + 0.14% (a)	4.530%	07/01/2025	11/20/2026	713,504,000	713,870,775
Federal National Mortgage Association, SOFR + 0.14% (a)	4.530%	07/01/2025	12/11/2026	126,100,000	126,100,000
TOTAL GOVERNMENT AGENCY DEBT					19,969,624,634
TREASURY DEBT—45.8%
U.S. Treasury Bills (b)	3.795%	10/02/2025	10/02/2025	800,930,000	792,674,037
U.S. Treasury Bills (b)	4.060%	10/30/2025	10/30/2025	1,810,720,000	1,786,001,091
U.S. Treasury Bills (b)	4.080%	10/09/2025	10/09/2025	321,760,000	318,113,387
U.S. Treasury Bills (b)	4.085%	11/06/2025	11/06/2025	3,260,390,000	3,212,841,697
U.S. Treasury Bills (b)(c)	4.095%	01/02/2026	01/02/2026	5,538,590,000	5,423,106,403
U.S. Treasury Bills (b)	4.096%	09/25/2025	09/25/2025	1,907,533,200	1,888,872,037
U.S. Treasury Bills (b)	4.100%	09/18/2025	09/18/2025	2,590,240,000	2,566,935,070
U.S. Treasury Bills (b)	4.105%	11/13/2025	11/13/2025	868,770,000	855,382,012
U.S. Treasury Bills (b)	4.105%	12/26/2025	12/26/2025	1,871,650,000	1,833,634,452
U.S. Treasury Bills (b)	4.125%	07/10/2025	07/10/2025	1,677,910,000	1,676,181,469
U.S. Treasury Bills (b)	4.135%	07/03/2025	07/03/2025	49,000,000	48,988,744
U.S. Treasury Bills (b)	4.135%	09/04/2025	09/04/2025	1,979,610,000	1,964,642,446
U.S. Treasury Bills (b)	4.140%	11/20/2025	11/20/2025	1,307,660,000	1,286,309,781
U.S. Treasury Bills (b)	4.140%	12/11/2025	12/11/2025	2,561,380,000	2,513,290,754
U.S. Treasury Bills (b)	4.153%	11/28/2025	11/28/2025	2,823,970,000	2,775,056,103
U.S. Treasury Bills (b)	4.153%	12/04/2025	12/04/2025	3,135,660,000	3,079,222,964
U.S. Treasury Bills (b)	4.155%	12/18/2025	12/18/2025	2,925,410,000	2,868,088,198
U.S. Treasury Bills (b)	4.165%	07/24/2025	07/24/2025	1,523,950,000	1,519,895,406
U.S. Treasury Bills (b)	4.173%	08/14/2025	08/14/2025	3,298,038,000	3,281,024,517
U.S. Treasury Bills (b)	4.180%	07/17/2025	07/17/2025	893,390,000	891,734,459
U.S. Treasury Bills (b)	4.180%	08/28/2025	08/28/2025	1,295,371,000	1,286,595,909
U.S. Treasury Bills (b)	4.190%	09/02/2025	09/02/2025	2,130,920,000	2,115,292,974
U.S. Treasury Bills (b)	4.195%	08/12/2025	08/12/2025	5,297,920,000	5,271,883,978
U.S. Treasury Bills (b)	4.200%	07/29/2025	07/29/2025	1,104,850,000	1,101,248,417
U.S. Treasury Bills (b)	4.200%	08/05/2025	08/05/2025	1,305,071,000	1,299,741,960
U.S. Treasury Bills (b)	4.203%	08/21/2025	08/21/2025	2,655,380,000	2,639,466,184
U.S. Treasury Bills (b)(c)	4.208%	10/28/2025	10/28/2025	97,870,000	96,508,812
U.S. Treasury Bills (b)	4.220%	10/14/2025	10/14/2025	694,260,000	685,714,816
U.S. Treasury Bills (b)	4.235%	10/21/2025	10/21/2025	912,100,000	900,082,576
U.S. Treasury Bills (b)	4.248%	09/16/2025	09/16/2025	1,869,970,000	1,852,996,154
U.S. Treasury Bills (b)	4.250%	09/11/2025	09/11/2025	84,990,000	84,267,585
U.S. Treasury Bills (b)	4.394%	08/19/2025	08/19/2025	631,674,000	627,896,133
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (a)	4.379%	07/01/2025	01/31/2027	$1,798,890,000	$1,798,797,904
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (a)	4.410%	07/01/2025	10/31/2025	731,684,000	731,569,421
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (a)	4.431%	07/01/2025	04/30/2026	712,182,900	712,174,799
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (a)	4.441%	07/01/2025	04/30/2027	611,070,000	611,079,442
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (a)	4.463%	07/01/2025	07/31/2026	2,084,470,000	2,082,897,960
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (a)	4.486%	07/01/2025	10/31/2026	1,634,560,000	1,634,946,986
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (a)	4.526%	07/01/2025	01/31/2026	530,243,800	530,252,079
U.S. Treasury Notes	4.020%	04/30/2026	04/30/2026	1,910,115,000	1,873,537,101
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	1,909,148,000	1,879,887,113
U.S. Treasury Notes	4.180%	05/15/2026	05/15/2026	425,920,000	423,879,864
U.S. Treasury Notes	4.190%	12/31/2025	12/31/2025	429,960,000	430,065,200
U.S. Treasury Notes	4.200%	12/31/2025	12/31/2025	66,140,000	64,908,457
U.S. Treasury Notes	4.210%	05/15/2026	05/15/2026	98,280,000	96,134,808
U.S. Treasury Notes	4.250%	02/28/2026	02/28/2026	490,940,000	492,096,149
U.S. Treasury Notes	4.290%	08/15/2025	08/15/2025	2,736,117,000	2,728,515,731
U.S. Treasury Notes	4.290%	02/28/2026	02/28/2026	169,790,000	165,654,872
U.S. Treasury Notes	4.300%	09/30/2025	09/30/2025	873,756,000	866,725,758
U.S. Treasury Notes	4.310%	10/31/2025	10/31/2025	134,770,000	132,997,243
U.S. Treasury Notes	4.330%	10/31/2025	10/31/2025	133,920,000	134,209,343
U.S. Treasury Notes	4.340%	11/30/2025	11/30/2025	139,014,000	139,309,216
U.S. Treasury Notes	4.440%	07/31/2025	07/31/2025	2,050,567,000	2,044,613,310
U.S. Treasury Notes	5.020%	07/15/2025	07/15/2025	326,380,000	326,135,904
TOTAL TREASURY DEBT					78,444,079,185
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—17.7%
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Government National Mortgage Associations, 3.500% - 7.000% due 07/20/2044 - 06/20/2065, valued at $56,100,001); expected proceeds $55,006,707	4.390%	07/01/2025	07/01/2025	55,000,000	55,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 4.500% due 04/01/2037 - 12/01/2049, Federal National Mortgage Associations, 2.500% - 6.000% due 05/01/2037 - 03/01/2053 and Government National Mortgage Associations, 2.500% - 6.500% due 04/20/2036 - 09/15/2059, valued at $51,000,000); expected proceeds $50,006,111	4.400%	07/01/2025	07/01/2025	50,000,000	50,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.795% - 19.433% due 01/15/2027 - 04/25/2055, Federal National Mortgage Associations, 1.745% - 22.033% due 12/25/2053 - 10/25/2054 and Government National Mortgage Associations, 0.000% - 22.726% due 01/20/2041 - 09/20/2073, valued at $128,831,370); expected proceeds $125,094,287	4.400%	07/01/2025	07/01/2025	125,079,000	125,079,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/03/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 12.790% due 06/15/2027 - 03/25/2055, Federal National Mortgage Associations, 0.000% - 13.255% due 03/25/2030 - 10/25/2060 and Government National Mortgage Associations, 0.000% - 18.887% due 06/20/2050 - 06/20/2075, valued at $978,500,072); expected proceeds $964,186,667 (d)	4.480%	07/01/2025	10/01/2025	$950,000,000	$950,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2025 (collateralized by Federal Home Loan Mortgage Corporations, 5.155% - 8.235% due 06/25/2054 - 07/25/2055, valued at $206,000,000); expected proceeds $202,913,333 (d)	4.370%	10/16/2025	10/16/2025	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Government National Mortgage Associations, 0.000% - 36.374% due 02/16/2041 - 06/20/2075, valued at $862,110,000); expected proceeds $837,102,300	4.400%	07/01/2025	07/01/2025	837,000,000	837,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a Federal Home Loan Mortgage Corporation, 6.500% due 04/01/2055, valued at $306,000,000); expected proceeds $300,036,833	4.420%	07/01/2025	07/01/2025	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a Federal Home Loan Mortgage Corporation, 6.623% due 01/01/2054 and Federal National Mortgage Associations, 1.500% - 7.500% due 07/01/2028 - 06/01/2055, valued at $2,040,000,000); expected proceeds $2,000,244,444	4.400%	07/01/2025	07/01/2025	2,000,000,000	2,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 4.000% due 02/28/2030, Federal Home Loan Mortgage Corporations, 3.500% - 6.500% due 06/01/2040 - 07/01/2055 and Federal National Mortgage Associations, 2.000% - 7.000% due 07/01/2036 - 06/01/2063, valued at $1,173,000,569); expected proceeds $1,150,140,556	4.400%	07/01/2025	07/01/2025	1,150,000,000	1,150,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 8.500% due 08/01/2025 - 07/01/2055, Federal National Mortgage Associations, 1.500% - 8.500% due 07/25/2025 - 07/01/2055, a U.S. Treasury Bill, 0.000% due 04/16/2026, U.S. Treasury Bonds, 2.750% - 4.625% due 11/15/2042 - 05/15/2054 and U.S. Treasury Notes, 0.625% - 4.625% due 03/31/2026 - 08/15/2033, valued at $6,120,000,000); expected proceeds $6,000,731,667	4.390%	07/01/2025	07/01/2025	6,000,000,000	6,000,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 01/01/2029 - 05/01/2055, Federal National Mortgage Associations, 2.000% - 6.500% due 09/01/2028 - 04/01/2055, Federal National Mortgage Associations Strips, 6.000% due 02/01/2053 and Government National Mortgage Associations, 0.226% - 7.500% due 01/20/2039 - 06/16/2066, valued at $2,058,695,817); expected proceeds $2,015,245,461	4.400%	07/01/2025	07/01/2025	$2,014,999,183	$2,014,999,183
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.500% due 05/01/2036 - 02/01/2055 and Federal National Mortgage Associations, 2.000% - 7.500% due 12/01/2032 - 05/01/2055, valued at $444,720,000); expected proceeds $436,053,289	4.400%	07/01/2025	07/01/2025	436,000,000	436,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.000% due 06/01/2052 - 04/01/2055 and Federal National Mortgage Associations, 2.000% - 6.500% due 12/01/2047 - 12/01/2054, valued at $459,000,001); expected proceeds $450,054,875	4.390%	07/01/2025	07/01/2025	450,000,000	450,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/27/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.150% - 8.055% due 09/25/2026 - 07/01/2055, Federal National Mortgage Associations, 0.000% - 6.782% due 04/25/2030 - 05/25/2055, Federal National Mortgage Associations Strips, 4.500% - 6.500% due 11/01/2039 - 05/01/2055 and Government National Mortgage Associations, 0.125% - 6.202% due 07/16/2039 - 01/16/2063, valued at $3,430,135,448); expected proceeds $3,298,773,472 (d)	4.540%	07/01/2025	10/24/2025	3,250,000,000	3,250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a Government National Mortgage Association, 5.500% due 06/20/2055, valued at $91,800,002); expected proceeds $90,010,975	4.390%	07/01/2025	07/01/2025	90,000,000	90,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 7.505% due 08/01/2029 - 04/01/2055 and Federal National Mortgage Associations, 1.500% - 7.500% due 08/01/2026 - 07/01/2065, valued at $6,489,452,161); expected proceeds $6,362,985,603	4.400%	07/01/2025	07/01/2025	6,362,208,000	6,362,208,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.899% - 7.121% due 02/07/2029 - 03/01/2055, Federal National Mortgage Associations, 2.000% - 6.500% due 12/01/2027 - 06/01/2054 and U.S. Treasury Notes, 1.250% - 4.000% due 12/31/2026 - 10/31/2029, valued at $912,900,090); expected proceeds $895,109,389	4.400%	07/01/2025	07/01/2025	895,000,000	895,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Farm Credit Banks, 4.000% due 03/16/2027, Federal Home Loan Mortgage Corporations, 1.500% - 6.000% due 07/01/2030 - 04/01/2055, Federal National Mortgage Associations, 1.500% - 6.500% due 11/01/2025 - 04/01/2055 and Government National Mortgage Associations, 3.000% - 7.500% due 12/15/2027 - 06/20/2055, valued at $845,580,000); expected proceeds $829,101,553	4.410%	07/01/2025	07/01/2025	$829,000,000	$829,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.500% due 04/01/2031 - 01/01/2055 and Federal National Mortgage Associations, 2.000% - 7.500% due 12/01/2032 - 06/01/2055, valued at $663,000,000); expected proceeds $650,079,264	4.390%	07/01/2025	07/01/2025	650,000,000	650,000,000
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 4.125% due 07/31/2031, Federal Home Loan Mortgage Corporations, 1.500% - 6.500% due 05/01/2026 - 01/01/2055, Federal National Mortgage Associations, 2.000% - 6.500% due 01/01/2040 - 12/01/2054 and Government National Mortgage Associations, 2.500% - 7.500% due 06/15/2027 - 06/20/2055, valued at $510,000,000); expected proceeds $500,061,111	4.400%	07/01/2025	07/01/2025	500,000,000	500,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2030, Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 01/01/2041 - 09/01/2054, Federal National Mortgage Associations, 2.500% - 6.000% due 12/01/2041 - 12/01/2054, Government National Mortgage Associations, 4.000% - 5.500% due 04/20/2052 - 01/20/2055, U.S. Treasury Bills, 0.000% due 07/10/2025 - 11/28/2025, U.S. Treasury Bonds, 1.125% - 6.125% due 11/15/2027 - 02/15/2054 and U.S. Treasury Notes, 0.250% - 4.875% due 08/15/2025 - 11/15/2034, valued at $510,000,791); expected proceeds $500,061,111
	4.400%	07/01/2025	07/01/2025	500,000,000	500,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Farm Credit Banks, 0.900% - 5.240% due 04/23/2026 - 10/03/2039, Federal Home Loan Banks, 4.500% due 03/12/2027, Federal Home Loan Mortgage Corporations, 0.000% - 6.750% due 07/21/2025 - 10/10/2029, Federal National Mortgage Associations, 0.000% - 7.250% due 10/22/2025 - 11/15/2030, Resolution Funding Strips, 0.000% due 07/15/2025 - 07/15/2026, Tennessee Valley Authorities, 0.000% - 5.250% due 11/01/2025 - 12/15/2042, U.S. Treasury Bills, 0.000% due 07/03/2025 - 05/14/2026, U.S. Treasury Bonds, 1.125% - 6.875% due 08/15/2025 - 05/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% - 2.375% due 01/15/2027 - 02/15/2054, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 07/15/2026 - 01/15/2035, U.S. Treasury Notes, 0.250% - 5.000% due 07/15/2025 - 05/15/2035 and U.S. Treasury Strips, 0.000% due 08/15/2025 - 11/15/2052, valued at $153,000,000); expected proceeds $150,018,333
	4.400%	07/01/2025	07/01/2025	$150,000,000	$150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 04/01/2025 (collateralized by Federal Farm Credit Banks, 1.680% - 5.600% due 01/09/2026 - 06/25/2040, Federal Home Loan Banks, 0.650% - 5.950% due 06/03/2026 - 11/05/2041, Federal National Mortgage Associations, 0.450% - 4.750% due 08/18/2025 - 11/16/2035, Resolution Funding Strips, 0.000% due 10/15/2027 - 04/15/2030 and Tennessee Valley Authorities, 0.000% - 6.750% due 09/15/2025 - 09/15/2060, valued at $721,814,956); expected proceeds $710,271,722 (d)	4.330%	08/01/2025	08/01/2025	700,000,000	700,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/11/2025 (collateralized by a Government National Mortgage Association, 4.500% due 06/20/2052, Federal Home Loan Mortgage Corporations, 2.000% - 7.169% due 09/01/2043 - 05/01/2055 and Federal National Mortgage Associations, 2.000% - 6.500% due 07/01/2041 - 01/01/2055, valued at $393,653,389); expected proceeds $389,206,125 (d)	4.370%	09/09/2025	09/09/2025	385,000,000	385,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/11/2025 (collateralized by Federal Farm Credit Banks, 2.080% due 10/06/2036, Federal Home Loan Mortgage Corporations, 0.375% - 6.000% due 09/23/2025 - 07/01/2055, Federal National Mortgage Associations, 2.500% - 6.000% due 12/01/2051 - 01/01/2055, Government National Mortgage Associations, 2.500% - 7.000% due 06/15/2039 - 06/20/2065, U.S. Treasury Bonds, 3.000% - 4.625% due 11/15/2042 - 05/15/2054, U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 02/15/2045 - 02/15/2055 and U.S. Treasury Notes, 0.750% - 4.875% due 04/30/2026 - 05/15/2032, valued at $393,649,049); expected proceeds $386,395,625 (d)
	4.350%	07/11/2025	07/11/2025	385,000,000	385,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.000% due 11/15/2042, a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2034, Federal Farm Credit Banks, 2.080% due 10/06/2036, Federal Home Loan Mortgage Corporations, 3.000% - 6.500% due 05/01/2039 - 05/01/2055, Federal National Mortgage Associations, 2.125% - 6.500% due 04/24/2026 - 06/01/2055, Government National Mortgage Associations, 2.500% - 6.500% due 03/15/2038 - 06/20/2055 and U.S. Treasury Inflation Index Bonds, 0.750% - 3.625% due 04/15/2028 - 02/15/2048, valued at $612,074,800); expected proceeds $600,073,333
	4.400%	07/01/2025	07/01/2025	$600,000,000	$600,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 6.000% due 04/01/2037 - 06/01/2055, valued at $510,062,333); expected proceeds $500,061,111	4.400%	07/01/2025	07/01/2025	500,000,000	500,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					30,364,286,183
TREASURY REPURCHASE AGREEMENTS—21.6%
Agreement with Australia and New Zealand Banking Group, dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.000% – 4.625% due 07/31/2027 – 02/15/2055, valued at $2,548,097,720); expected proceeds $2,500,305,556	4.400%	07/01/2025	07/01/2025	2,500,000,000	2,500,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2033, U.S. Treasury Bonds, 1.125% - 4.750% due 08/15/2040 - 05/15/2055 and U.S. Treasury Notes, 2.625% - 4.000% due 05/31/2027 - 02/15/2034, valued at $204,000,003); expected proceeds $200,024,389	4.390%	07/01/2025	07/01/2025	200,000,000	200,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2033, U.S. Treasury Bonds, 2.250% - 4.750% due 08/15/2039 - 05/15/2053 and U.S. Treasury Notes, 0.250% - 4.500% due 09/30/2025 - 08/15/2032, valued at $76,500,003); expected proceeds $75,009,146	4.390%	07/01/2025	07/01/2025	75,000,000	75,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.000% due 11/15/2052 and U.S. Treasury Notes, 0.250% - 4.000% due 07/31/2025 - 06/30/2032, valued at $75,480,052); expected proceeds $74,009,024	4.390%	07/01/2025	07/01/2025	74,000,000	74,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/16/2025 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2030 and U.S. Treasury Notes, 0.875% - 4.250% due 05/15/2029 - 03/31/2031, valued at $561,000,027); expected proceeds $557,926,722 (d)	4.360%	09/12/2025	09/12/2025	550,000,000	550,000,000
See accompanying notes to financial statements.
9

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 05/06/2025 (collateralized by U.S. Treasury Bills, 0.000% due 04/16/2026, U.S. Treasury Bonds, 3.000% - 6.625% due 02/15/2027 - 02/15/2049 and U.S. Treasury Notes, 1.500% - 5.000% due 09/30/2025 - 06/30/2031, valued at $510,000,024); expected proceeds $507,173,056 (d)	4.340%	09/02/2025	09/02/2025	$500,000,000	$500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028 and a U.S. Treasury Note, 3.750% due 04/30/2027, valued at $1,785,000,071); expected proceeds $1,750,213,403	4.390%	07/01/2025	07/01/2025	1,750,000,000	1,750,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 3.625% due 08/31/2029, valued at $357,000,046); expected proceeds $350,042,778	4.400%	07/01/2025	07/01/2025	350,000,000	350,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/03/2025 - 03/19/2026 and U.S. Treasury Notes, 0.375% - 4.875% due 08/15/2025 - 05/15/2035, valued at $2,269,500,052); expected proceeds $2,225,270,708	4.380%	07/01/2025	07/01/2025	2,225,000,000	2,225,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 09/25/2025 - 03/19/2026, U.S. Treasury Bonds, 1.250% - 6.625% due 02/15/2026 - 05/15/2053 and U.S. Treasury Notes, 0.250% - 4.875% due 07/31/2025 - 11/15/2034, valued at $6,834,000,034); expected proceeds $6,700,818,889	4.400%	07/01/2025	07/01/2025	6,700,000,000	6,700,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.625% – 4.500% due 11/15/2025 – 04/30/2030, valued at $6,120,000,025); expected proceeds $6,000,731,667	4.390%	07/01/2025	07/01/2025	6,000,000,000	6,000,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.250% - 3.875% due 05/31/2028 - 06/15/2028, valued at $735,613,621); expected proceeds $720,087,600	4.380%	07/01/2025	07/01/2025	720,000,000	720,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.375% – 4.625% due 03/31/2027 – 11/15/2034, valued at $6,119,103,329); expected proceeds $6,000,733,333	4.400%	07/01/2025	07/01/2025	6,000,000,000	6,000,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/23/2025 (collateralized by a U.S. Treasury Strip, 0.000% due 05/15/2027, valued at $372,300,001); expected proceeds $365,624,555	4.400%	07/01/2025	07/07/2025	365,000,000	365,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 1.250% due 12/31/2026 and U.S. Treasury Inflation Index Notes, 0.500% - 1.625% due 10/15/2027 - 01/15/2028, valued at $4,411,500,027); expected proceeds $4,325,527,410	4.390%	07/01/2025	07/01/2025	4,325,000,000	4,325,000,000
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.375% – 6.250%, due 08/31/2025 – 05/15/2034, valued at $3,120,121,329); expected proceeds $3,060,373,150	4.390%	07/01/2025	07/01/2025	$3,060,000,000	$3,060,000,000
Agreement with National Australia Bank, Ltd., dated 06/30/2025 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $764,737,575); expected proceeds $750,091,250	4.380%	07/01/2025	07/01/2025	750,000,000	750,000,000
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 2.875% – 4.375% due 07/31/2026 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2037 – 08/15/2052, valued at $502,882,012); expected proceeds $490,761,225	4.400%	07/01/2025	07/01/2025	490,701,250	490,701,250
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 4.125% – 4.750% due 03/31/2029 – 11/15/2054 and U.S. Treasury Strips, 0.000% due 02/15/2040 – 11/15/2045, valued at $148,447,979); expected proceeds $145,086,481	4.400%	07/01/2025	07/01/2025	145,068,750	145,068,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 3.500% - 3.750% due 09/30/2026 - 12/31/2028, valued at $204,000,090); expected proceeds $200,024,444	4.400%	07/01/2025	07/01/2025	200,000,000	200,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					36,979,770,000
TOTAL INVESTMENTS –96.8% (e)(f)					165,757,760,002
Other Assets in Excess of Liabilities —3.2%					5,416,966,706
NET ASSETS –100.0%					$171,174,726,708
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	When-issued security.
(d)	Illiquid security. These securities represent $6,920,000,000 or 4.0% of net assets as of June 30, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$98,413,703,819
Repurchase agreements, at value and amortized cost	67,344,056,183
Total Investments	165,757,760,002
Cash	10,220,919,682
Receivable for investments sold	764,057,827
Interest receivable — unaffiliated issuers	269,147,149
TOTAL ASSETS	177,011,884,660
LIABILITIES
Payable for investments purchased	5,824,945,329
Advisory and administrator fee payable	6,763,247
Custody, sub-administration and transfer agent fees payable	4,902,781
Trustees’ fees and expenses payable	39,082
Professional fees payable	263,878
Printing fees payable	110,554
Accrued expenses and other liabilities	133,081
TOTAL LIABILITIES	5,837,157,952
NET ASSETS	$171,174,726,708
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	3,732,821,230
EXPENSES
Advisory and administrator fee	41,753,522
Custodian, sub-administrator and transfer agent fees	4,967,506
Trustees’ fees and expenses	384,105
Professional fees and expenses	522,529
Printing and postage fees	90,098
Insurance expense	22,758
Miscellaneous expenses	34,051
TOTAL EXPENSES	47,774,569
NET INVESTMENT INCOME (LOSS)	$3,685,046,661
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	612,124
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,685,658,785
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,685,046,661	$7,970,796,746
Net realized gain (loss)	612,124	(541,395)
Net increase (decrease) in net assets resulting from operations	3,685,658,785	7,970,255,351
CAPITAL TRANSACTIONS
Contributions	341,605,370,147	659,062,075,445
Withdrawals	(347,858,408,200)	(645,387,590,224)
Net increase (decrease) in net assets from capital transactions	(6,253,038,053)	13,674,485,221
Net increase (decrease) in net assets during the period	(2,567,379,268)	21,644,740,572
Net assets at beginning of period	173,742,105,976	152,097,365,404
NET ASSETS AT END OF PERIOD	$171,174,726,708	$173,742,105,976
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	2.14%	5.30%	5.17%	1.63%	0.01%	0.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$171,174,727	$173,742,106	$152,097,365	$91,338,606	$97,388,223	$79,611,947
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.39%(b)	5.14%	5.06%	1.71%	0.01%	0.39%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of  the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2025, the Portfolio had invested in repurchase agreements with the gross values of $67,344,056,183 and associated collateral equal to $68,840,364,869.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2025.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Portfolio
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board
23

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$11,834,778,003
TOTAL ASSETS	11,834,778,003
LIABILITIES
Payable for fund shares repurchased	107,175
Administration fees payable	486,835
Shareholder servicing fee payable	170,401
Distribution fees payable	37,716
Transfer agent fees payable	396
Professional fees payable	17,992
Printing fees payable	14,603
Distribution payable	6,955,412
Accrued expenses and other liabilities	923
TOTAL LIABILITIES	7,791,453
NET ASSETS	$11,826,986,550
NET ASSETS CONSIST OF:
Paid-in capital	$11,826,774,441
Total distributable earnings (loss)	212,109
NET ASSETS	$11,826,986,550
Administration Class
Net Assets	$563,313,920
Shares Outstanding	563,310,148
Net asset value, offering and redemption price per share	$1.00
Bancroft Capital Class
Net Assets	$50,017
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$1.00
Cabrera Capital Markets Class
Net Assets	$12,057,213
Shares Outstanding	12,057,184
Net asset value, offering and redemption price per share	$1.00
Institutional Class
Net Assets	$816,949,430
Shares Outstanding	816,937,289
Net asset value, offering and redemption price per share	$1.00
Investment Class
Net Assets	$177,139,377
Shares Outstanding	177,136,154
Net asset value, offering and redemption price per share	$1.00
Investor Class
Net Assets	$268,127,513
Shares Outstanding	268,122,477
Net asset value, offering and redemption price per share	$1.00
Opportunity Class
Net Assets	$33,043,467
Shares Outstanding	33,041,208
Net asset value, offering and redemption price per share	$1.00
Premier Class
Net Assets	$9,956,305,613
Shares Outstanding	9,956,220,745
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$274,542,369
Expenses allocated from affiliated Portfolio	(3,630,660)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	270,911,709
EXPENSES
Administration fees
Administration Class	140,948
Bancroft Capital Class	12
Cabrera Capital Markets Class	2,330
Institutional Class	288,087
Investment Class	46,233
Investor Class	62,575
Opportunity Class	26,821
Premier Class	2,577,789
Shareholder servicing fees
Administration Class	563,792
Bancroft Capital Class	7
Cabrera Capital Markets Class	1,398
Institutional Class	172,852
Investment Class	231,164
Investor Class	100,120
Opportunity Class	16,093
Distribution fees
Administration Class	140,948
Investment Class	92,466
Custodian fees	20,337
Trustees’ fees and expenses	10,396
Transfer agent fees	10,799
Registration and filing fees	73,036
Professional fees	29,326
Printing and postage fees	10,218
Insurance expense	14,790
Miscellaneous expenses	44,415
TOTAL EXPENSES	4,676,952
NET INVESTMENT INCOME (LOSS)	$266,234,757
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	18,428
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$266,253,185
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$266,234,757	$629,784,735
Net realized gain (loss)	18,428	321,040
Net increase (decrease) in net assets resulting from operations	266,253,185	630,105,775
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(11,280,645)	(4,658,046)
Bancroft Capital Class	(1,042)	(314,340)
Cabrera Capital Markets Class	(197,005)	(423,984)
Institutional Class	(24,351,436)	(66,728,069)
Investment Class	(3,610,984)	(20,440,483)
Investor Class	(5,223,389)	(17,495,439)
Opportunity Class	(2,271,640)	(5,057,250)
Premier Class	(219,301,396)	(514,885,559)
Total distributions to shareholders	(266,237,537)	(630,003,170)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	59,152,639	582,931,016
Reinvestment of distributions	67,812	2,186,844
Shares redeemed	(61,990,749)	(19,090,398)
Net increase (decrease) from capital share transactions	(2,770,298)	566,027,462
Bancroft Capital Class
Shares sold	—	90,000,000
Shares redeemed	—	(90,000,000)
Net increase (decrease) from capital share transactions	—	—
Cabrera Capital Markets Class
Shares sold	32,000,000	275,900,002
Reinvestment of distributions	47,840	14,189
Shares redeemed	(36,046,657)	(264,941,047)
Net increase (decrease) from capital share transactions	(3,998,817)	10,973,144
Institutional Class
Shares sold	4,326,266,208	8,038,170,144
Reinvestment of distributions	5,168,147	15,183,695
Shares redeemed	(4,985,202,414)	(7,750,617,388)
Net increase (decrease) from capital share transactions	(653,768,059)	302,736,451
Investment Class
Shares sold	263,150,824	887,104,256
Reinvestment of distributions	60,726	164,973
Shares redeemed	(380,860,682)	(1,110,956,463)
Net increase (decrease) from capital share transactions	(117,649,132)	(223,687,234)
Investor Class
Shares sold	2,448,569,623	6,924,114,353
Reinvestment of distributions	4,733,562	13,479,090
Shares redeemed	(2,344,710,264)	(7,026,994,943)
Net increase (decrease) from capital share transactions	108,592,921	(89,401,500)
Opportunity Class
Shares sold	1,108,951,009	1,477,467,759
Reinvestment of distributions	2,056,786	4,051,040
Shares redeemed	(1,291,808,373)	(1,417,068,498)
Net increase (decrease) from capital share transactions	(180,800,578)	64,450,301
Premier Class
Shares sold	41,988,254,969	88,654,843,787
Reinvestment of distributions	208,743,922	488,437,001
Shares redeemed	(42,999,241,928)	(89,857,261,408)
Net increase (decrease) from capital share transactions	(802,243,037)	(713,980,620)
Net increase (decrease) in net assets from beneficial interest transactions	(1,652,637,000)	(82,881,996)
Net increase (decrease) in net assets during the period	(1,652,621,352)	(82,779,391)
Net assets at beginning of period	13,479,607,902	13,562,387,293
NET ASSETS AT END OF PERIOD	$11,826,986,550	$13,479,607,902
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	59,152,639	582,931,016
Reinvestment of distributions	67,812	2,186,844
Shares redeemed	(61,990,749)	(19,090,398)
Net increase (decrease) from share transactions	$(2,770,298)	$566,027,462
Bancroft Capital Class
Shares sold	—	90,000,000
Shares redeemed	—	(90,000,000)
Net increase (decrease) from share transactions	—	—
Cabrera Capital Markets Class
Shares sold	32,000,000	275,900,002
Reinvestment of distributions	47,840	14,189
Shares redeemed	(36,046,657)	(264,941,047)
Net increase (decrease) from share transactions	(3,998,817)	10,973,144
Institutional Class
Shares sold	4,326,266,208	8,038,170,144
Reinvestment of distributions	5,168,147	15,183,695
Shares redeemed	(4,985,202,414)	(7,750,617,388)
Net increase (decrease) from share transactions	(653,768,059)	302,736,451
Investment Class
Shares sold	263,150,824	887,104,256
Reinvestment of distributions	60,726	164,973
Shares redeemed	(380,860,682)	(1,110,956,463)
Net increase (decrease) from share transactions	(117,649,132)	(223,687,234)
Investor Class
Shares sold	2,448,569,623	6,924,114,353
Reinvestment of distributions	4,733,562	13,479,090
Shares redeemed	(2,344,710,264)	(7,026,994,943)
Net increase (decrease) from share transactions	108,592,921	(89,401,500)
Opportunity Class
Shares sold	1,108,951,009	1,477,467,759
Reinvestment of distributions	2,056,786	4,051,040
Shares redeemed	(1,291,808,373)	(1,417,068,498)
Net increase (decrease) from share transactions	(180,800,578)	64,450,301
Premier Class
Shares sold	41,988,254,969	88,654,843,787
Reinvestment of distributions	208,743,922	488,437,001
Shares redeemed	(42,999,241,928)	(89,857,261,408)
Net increase (decrease) from share transactions	(802,243,037)	(713,980,620)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0198	0.0475	0.0464	0.0127	0.0009	0.0029
Net realized gain (loss)	0.0000(b)	0.0009	0.0000(b)	(0.0002)	(0.0007)	(0.0001)
Total from investment operations	0.0198	0.0484	0.0464	0.0125	0.0002	0.0028
Distributions to shareholders from:
Net investment income	(0.0198)	(0.0484)	(0.0464)	(0.0125)	(0.0001)	(0.0028)
Net realized gains	—	—	—	—	(0.0001)	—
Total distributions	(0.0198)	(0.0484)	(0.0464)	(0.0125)	(0.0002)	(0.0028)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.00%	4.95%	4.74%	1.26%	0.00%(d)	0.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$563,314	$566,084	$53	$50	$50	$325
Ratios to Average Net Assets:
Total expenses	0.36%(e)	0.36%	0.36%	0.36%	0.37%	0.37%
Net expenses	0.36%(e)	0.36%	0.36%	0.30%	0.07%	0.18%
Net investment income (loss)	3.98%(e)	4.36%	4.65%	1.27%	0.01%	0.07%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0210	0.0506	0.0486	0.0144	0.0001
Net realized gain (loss)	—	0.0000(b)	0.0000(b)	(0.0002)	0.0001
Total from investment operations	0.0210	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0210)	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	—	(0.0001)
Total distributions	(0.0210)	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.11%	5.18%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50	$50	$50	$50	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	4.21%(e)	5.23%	4.86%	1.44%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0209	0.0506	0.0486	0.0145	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	(0.0003)	0.0001
Total from investment operations	0.0209	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0209)	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	—	(0.0001)
Total distributions	(0.0209)	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.11%	5.18%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,057	$16,057	$5,083	$51	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	4.20%(e)	4.80%	5.24%	1.45%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0209	0.0506	0.0486	0.0152	0.0001	0.0038
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	(0.0010)	0.0001	—
Total from investment operations	0.0209	0.0506	0.0486	0.0142	0.0002	0.0038
Distributions to shareholders from:
Net investment income	(0.0209)	(0.0506)	(0.0486)	(0.0142)	(0.0001)	(0.0038)
Net realized gains	—	—	—	—	(0.0001)	—
Total distributions	(0.0209)	(0.0506)	(0.0486)	(0.0142)	(0.0002)	(0.0038)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.11%	5.18%	4.97%	1.42%	0.01%	0.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$816,949	$1,470,716	$1,167,964	$1,663,786	$911,380	$244,039
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.15%	0.15%	0.15%
Net expenses	0.14%(d)	0.14%	0.14%	0.14%	0.06%	0.14%
Net investment income (loss)	4.20%(d)	5.05%	4.86%	1.52%	0.01%	0.12%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0193	0.0474	0.0454	0.0126	0.0000	0.0027
Net realized gain (loss)	0.0001	0.0000(b)	0.0000(b)	(0.0008)	0.0002	0.0001
Total from investment operations	0.0194	0.0474	0.0454	0.0118	0.0002	0.0028
Distributions to shareholders from:
Net investment income	(0.0194)	(0.0474)	(0.0454)	(0.0118)	(0.0001)	(0.0027)
Net realized gains	—	—	—	—	(0.0001)	(0.0001)
Total distributions	(0.0194)	(0.0474)	(0.0454)	(0.0118)	(0.0002)	(0.0028)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.95%	4.84%	4.63%	1.18%	0.01%	0.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$177,139	$294,788	$518,476	$366,876	$283,888	$479,954
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.46%	0.46%	0.47%	0.47%	0.47%
Net expenses	0.46%(d)	0.46%	0.46%	0.41%	0.06%	0.26%
Net investment income (loss)	3.88%(d)	4.80%	4.50%	1.26%	0.01%	0.21%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0207	0.0500	0.0481	0.0130	0.0001	0.0035
Net realized gain (loss)	0.0000(b)	0.0001	0.0000(b)	0.0008	0.0001	—
Total from investment operations	0.0207	0.0501	0.0481	0.0138	0.0002	0.0035
Distributions to shareholders from:
Net investment income	(0.0207)	(0.0501)	(0.0481)	(0.0138)	(0.0001)	(0.0035)
Net realized gains	—	—	—	—	(0.0001)	—
Total distributions	(0.0207)	(0.0501)	(0.0481)	(0.0138)	(0.0002)	(0.0035)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.09%	5.12%	4.91%	1.38%	0.01%	0.35%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$268,128	$159,534	$248,928	$493,478	$538,275	$555,517
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.19%	0.19%	0.20%	0.20%	0.20%
Net expenses	0.19%(d)	0.19%	0.19%	0.17%	0.06%	0.17%
Net investment income (loss)	4.15%(d)	4.98%	4.73%	1.30%	0.01%	0.17%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0209	0.0506	0.0486	0.0252	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	(0.0110)	0.0001
Total from investment operations	0.0209	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0209)	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	—	(0.0001)
Total distributions	(0.0209)	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.11%	5.18%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,043	$213,844	$149,393	$65,406	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.15%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.15%	0.05%(e)
Net investment income (loss)	4.21%(e)	5.03%	4.94%	2.52%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0211	0.0509	0.0489	0.0139	0.0000	0.0040
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	0.0005	0.0002	0.0001
Total from investment operations	0.0211	0.0509	0.0489	0.0144	0.0002	0.0041
Distributions to shareholders from:
Net investment income	(0.0211)	(0.0509)	(0.0489)	(0.0144)	(0.0001)	(0.0040)
Net realized gains	—	—	—	—	(0.0001)	(0.0001)
Total distributions	(0.0211)	(0.0509)	(0.0489)	(0.0144)	(0.0002)	(0.0041)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.13%	5.21%	5.00%	1.45%	0.01%	0.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,956,306	$10,758,535	$11,472,441	$9,406,734	$11,700,899	$14,707,995
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.11%	0.11%	0.12%	0.12%	0.12%
Net expenses	0.11%(d)	0.11%	0.11%	0.11%	0.06%	0.12%
Net investment income (loss)	4.23%(d)	5.08%	4.89%	1.39%	0.01%	0.33%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Bancroft Capital Class Cabrera Capital Markets Class Institutional Class Investment Class Investor Class Opportunity Class Premier Class Select Class	July 31, 2018 October 13, 2021 October 20, 2021 July 31, 2018 October 25, 2007 December 22, 2016 October 28, 2021 October 25, 2007 Not commenced	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (94.27% at June 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2025, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2026 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Board. There were no waivers for the period ended June 30, 2025.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2025 were $0.
As of June 30, 2025, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2025	$1,169,499
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2025, the Fund's Administration Class shares and Investment Class shares paid $140,948 and $92,466, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, and 0.03%, respectively, of each applicable share class's eligible average daily net assets. During the
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

period ended June 30, 2025, the Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares paid SSGA FD $563,792, $7, $1,398, $172,852, $231,164, $100,120 and $16,093, respectively, for these services, which SSGA FD subsequently paid in part to financial intermediaries.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of;
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s  investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality
22

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Master Funds
State Street Treasury Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—101.2%
U.S. Treasury Bills (a)	3.795%	10/02/2025	10/02/2025	$61,580,000	$60,946,276
U.S. Treasury Bills (a)	4.050%	10/23/2025	10/23/2025	101,020,000	99,724,418
U.S. Treasury Bills (a)	4.060%	10/16/2025	10/16/2025	123,740,000	122,246,802
U.S. Treasury Bills (a)	4.060%	10/30/2025	10/30/2025	89,230,000	88,011,808
U.S. Treasury Bills (a)	4.080%	10/09/2025	10/09/2025	22,860,000	22,600,920
U.S. Treasury Bills (a)	4.085%	11/06/2025	11/06/2025	250,920,000	247,260,677
U.S. Treasury Bills (a)(b)	4.095%	01/02/2026	01/02/2026	152,400,000	149,222,901
U.S. Treasury Bills (a)	4.096%	09/25/2025	09/25/2025	373,361,000	369,620,777
U.S. Treasury Bills (a)	4.100%	09/18/2025	09/18/2025	558,551,200	553,427,088
U.S. Treasury Bills (a)	4.105%	11/13/2025	11/13/2025	124,570,000	122,650,766
U.S. Treasury Bills (a)	4.105%	12/26/2025	12/26/2025	67,190,000	65,825,287
U.S. Treasury Bills (a)	4.125%	07/01/2025	07/01/2025	209,550,200	209,550,200
U.S. Treasury Bills (a)	4.125%	07/10/2025	07/10/2025	248,420,000	248,162,677
U.S. Treasury Bills (a)	4.135%	09/04/2025	09/04/2025	519,830,000	515,858,754
U.S. Treasury Bills (a)	4.140%	11/20/2025	11/20/2025	98,880,000	97,265,582
U.S. Treasury Bills (a)	4.140%	12/11/2025	12/11/2025	182,010,000	178,592,810
U.S. Treasury Bills (a)	4.150%	07/08/2025	07/08/2025	478,000,000	477,616,906
U.S. Treasury Bills (a)	4.153%	11/28/2025	11/28/2025	205,950,000	202,382,747
U.S. Treasury Bills (a)	4.153%	12/04/2025	12/04/2025	129,600,000	127,267,400
U.S. Treasury Bills (a)	4.155%	12/18/2025	12/18/2025	98,110,000	96,187,589
U.S. Treasury Bills (a)	4.165%	07/24/2025	07/24/2025	147,910,000	147,514,039
U.S. Treasury Bills (a)	4.173%	08/14/2025	08/14/2025	254,100,000	252,789,017
U.S. Treasury Bills (a)(b)	4.175%	07/15/2025	07/15/2025	195,000,000	194,681,568
U.S. Treasury Bills (a)	4.180%	07/17/2025	07/17/2025	559,870,000	558,822,161
U.S. Treasury Bills (a)	4.180%	07/31/2025	07/31/2025	300,000,000	298,955,000
U.S. Treasury Bills (a)	4.180%	08/28/2025	08/28/2025	105,731,000	105,017,996
U.S. Treasury Bills (a)	4.190%	09/02/2025	09/02/2025	153,530,000	152,404,093
U.S. Treasury Bills (a)	4.195%	07/22/2025	07/22/2025	515,900,000	514,632,591
U.S. Treasury Bills (a)	4.195%	08/12/2025	08/12/2025	520,360,000	517,774,581
U.S. Treasury Bills (a)	4.200%	07/29/2025	07/29/2025	93,130,000	92,826,454
U.S. Treasury Bills (a)	4.200%	08/05/2025	08/05/2025	243,410,000	242,398,576
U.S. Treasury Bills (a)	4.203%	08/21/2025	08/21/2025	211,950,000	210,679,706
U.S. Treasury Bills (a)(b)	4.208%	10/28/2025	10/28/2025	7,680,000	7,573,186
U.S. Treasury Bills (a)	4.220%	07/03/2025	07/03/2025	546,800,000	546,672,436
U.S. Treasury Bills (a)	4.220%	10/14/2025	10/14/2025	51,780,000	51,142,674
U.S. Treasury Bills (a)	4.227%	09/23/2025	09/23/2025	100,000,000	99,013,700
U.S. Treasury Bills (a)	4.228%	09/30/2025	09/30/2025	50,000,000	49,465,628
U.S. Treasury Bills (a)	4.230%	08/19/2025	08/19/2025	246,719,000	245,254,987
U.S. Treasury Bills (a)	4.235%	10/21/2025	10/21/2025	71,680,000	70,735,576
U.S. Treasury Bills (a)	4.248%	09/16/2025	09/16/2025	64,390,000	63,805,528
U.S. Treasury Bills (a)	4.250%	09/11/2025	09/11/2025	156,570,000	155,237,655
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (c)	4.379%	07/01/2025	01/31/2027	257,820,000	257,817,801
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.13% (c)	4.406%	07/01/2025	07/31/2025	487,500,000	487,517,082
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (c)	4.410%	07/01/2025	10/31/2025	179,206,000	179,176,613
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	4.431%	07/01/2025	04/30/2026	247,800,000	247,817,635
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	4.441%	07/01/2025	04/30/2027	112,930,000	112,930,322
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	4.463%	07/01/2025	07/31/2026	451,260,000	450,938,066
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	4.486%	07/01/2025	10/31/2026	200,140,000	200,200,095
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	4.526%	07/01/2025	01/31/2026	$312,905,000	$312,903,601
U.S. Treasury Inflation-Indexed Notes	1.080%	07/15/2025	07/15/2025	927,890,460	927,635,488
U.S. Treasury Notes	4.020%	04/30/2026	04/30/2026	162,743,000	160,144,204
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	153,374,000	150,513,302
U.S. Treasury Notes	4.180%	05/15/2026	05/15/2026	33,670,000	33,508,722
U.S. Treasury Notes	4.190%	12/31/2025	12/31/2025	31,590,000	31,597,729
U.S. Treasury Notes	4.200%	12/31/2025	12/31/2025	4,860,000	4,769,506
U.S. Treasury Notes	4.210%	05/15/2026	05/15/2026	7,770,000	7,600,401
U.S. Treasury Notes	4.250%	02/28/2026	02/28/2026	33,180,000	33,258,133
U.S. Treasury Notes	4.290%	08/15/2025	08/15/2025	209,480,000	208,898,050
U.S. Treasury Notes	4.290%	02/28/2026	02/28/2026	6,730,000	6,566,095
U.S. Treasury Notes	4.300%	09/30/2025	09/30/2025	43,862,000	43,560,852
U.S. Treasury Notes	4.330%	10/31/2025	10/31/2025	3,090,000	3,096,676
U.S. Treasury Notes	4.440%	07/31/2025	07/31/2025	189,690,000	189,127,626
U.S. Treasury Notes	5.020%	07/15/2025	07/15/2025	29,060,000	29,038,266
TOTAL INVESTMENTS –101.2% (d)(e)					12,710,435,802
Liabilities in Excess of Other Assets —(1.2)%					(156,160,107)
NET ASSETS –100.0%					$12,554,275,695
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$12,710,435,802
Cash	304,778
Interest receivable — unaffiliated issuers	23,334,223
TOTAL ASSETS	12,734,074,803
LIABILITIES
Payable for investments purchased	178,748,119
Advisory and administrator fee payable	525,628
Custody, sub-administration and transfer agent fees payable	453,739
Trustees’ fees and expenses payable	4,160
Professional fees payable	39,067
Printing fees payable	10,433
Accrued expenses and other liabilities	17,962
TOTAL LIABILITIES	179,799,108
NET ASSETS	$12,554,275,695
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$289,785,682
EXPENSES
Advisory and administrator fee	3,313,154
Custodian, sub-administrator and transfer agent fees	407,201
Trustees’ fees and expenses	39,107
Professional fees	56,496
Printing and postage fees	8,372
Insurance expense	1,953
Miscellaneous expenses	6,208
TOTAL EXPENSES	3,832,491
NET INVESTMENT INCOME (LOSS)	$285,953,191
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	19,429
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$285,972,620
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$285,953,191	$672,943,435
Net realized gain (loss)	19,429	336,952
Net increase (decrease) in net assets resulting from operations	285,972,620	673,280,387
CAPITAL TRANSACTIONS
Contributions	14,990,784,819	36,057,022,712
Withdrawals	(16,846,209,358)	(36,832,811,231)
Net increase (decrease) in net assets from capital transactions	(1,855,424,539)	(775,788,519)
Net increase (decrease) in net assets during the period	(1,569,451,919)	(102,508,132)
Net assets at beginning of period	14,123,727,614	14,226,235,746
NET ASSETS AT END OF PERIOD	$12,554,275,695	$14,123,727,614
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	2.12%	5.29%	5.10%	1.49%	0.00%(b)	0.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,554,276	$14,123,728	$14,226,236	$12,678,909	$14,060,872	$16,771,503
Ratios to average net assets:
Total expenses	0.06%(c)	0.06%	0.06%	0.06%	0.07%	0.06%
Net investment income (loss)	4.29%(c)	5.13%	4.94%	1.46%	0.00%(b)	0.38%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio’s investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2025.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of;
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees,
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
15

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Institutional Treasury Plus Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$51,362,015,647
TOTAL ASSETS	51,362,015,647
LIABILITIES
Payable for fund shares repurchased	114,750
Administration fees payable	2,117,911
Shareholder servicing fee payable	676,595
Distribution fees payable	649
Transfer agent fees payable	618
Registration and filing fees payable	493
Professional fees payable	44,482
Printing fees payable	37,032
Distribution payable	29,177,727
Accrued expenses and other liabilities	883
TOTAL LIABILITIES	32,171,140
NET ASSETS	$51,329,844,507
NET ASSETS CONSIST OF:
Paid-in capital	$51,330,046,127
Total distributable earnings (loss)	(201,620)
NET ASSETS	$51,329,844,507
Administration Class
Net Assets	$1,939,758
Shares Outstanding	1,939,890
Net asset value, offering and redemption price per share	$1.00
Bancroft Capital Class
Net Assets	$49,999
Shares Outstanding	50,000
Net asset value, offering and redemption price per share	$1.00
Blaylock Van Class
Net Assets	$4,352,382
Shares Outstanding	4,352,345
Net asset value, offering and redemption price per share	$1.00
Cabrera Capital Markets Class
Net Assets	$48,768,719
Shares Outstanding	48,762,768
Net asset value, offering and redemption price per share	$1.00
Institutional Class
Net Assets	$5,337,789,634
Shares Outstanding	5,337,778,395
Net asset value, offering and redemption price per share	$1.00
Investment Class
Net Assets	$7,443,825
Shares Outstanding	7,444,217
Net asset value, offering and redemption price per share	$1.00
Investor Class
Net Assets	$5,200,721,603
Shares Outstanding	5,200,755,128
Net asset value, offering and redemption price per share	$1.00
Opportunity Class
Net Assets	$673,874,217
Shares Outstanding	673,873,368
Net asset value, offering and redemption price per share	$1.00
Premier Class
Net Assets	$37,125,812,765
Shares Outstanding	37,126,338,928
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES  (continued)
June 30, 2025 (Unaudited)

Trust Class
Net Assets	$2,929,091,605
Shares Outstanding	2,929,217,851
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	1,132,436,741
Expenses allocated from affiliated Portfolio	(14,784,607)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	1,117,652,134
EXPENSES
Administration fees
Administration Class	460
Bancroft Capital Class	13
Blaylock Van Class	1,266
Cabrera Capital Markets Class	23,416
Institutional Class	1,511,038
Investment Class	2,423
Investor Class	1,205,246
Opportunity Class	106,578
Premier Class	9,413,327
Trust Class	642,600
Shareholder servicing fees
Administration Class	1,839
Bancroft Capital Class	7
Blaylock Van Class	759
Cabrera Capital Markets Class	14,050
Institutional Class	906,623
Investment Class	12,115
Investor Class	1,928,394
Opportunity Class	63,947
Trust Class	719,712
Distribution fees
Administration Class	460
Investment Class	4,846
Custodian fees	24,004
Trustees’ fees and expenses	10,357
Transfer agent fees	13,939
Registration and filing fees	862,338
Professional fees	81,693
Printing and postage fees	32,356
Insurance expense	55,501
Miscellaneous expenses	138,758
TOTAL EXPENSES	17,778,065
NET INVESTMENT INCOME (LOSS)	$1,099,874,069
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	25,873
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,099,899,942
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,099,874,069	$2,300,251,587
Net realized gain (loss)	25,873	(58,260)
Net increase (decrease) in net assets resulting from operations	1,099,899,942	2,300,193,327
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(36,990)	(142,045)
Bancroft Capital Class	(1,047)	(2,539)
Blaylock Van Class	(107,740)	(1,214,760)
Cabrera Capital Markets Class	(1,986,936)	(4,640,664)
Institutional Class	(128,313,082)	(257,582,013)
Investment Class	(190,517)	(566,515)
Investor Class	(101,090,186)	(209,870,544)
Opportunity Class	(9,054,787)	(19,181,366)
Premier Class	(804,898,740)	(1,688,392,806)
Trust Class	(54,199,025)	(117,861,962)
Total distributions to shareholders	(1,099,879,050)	(2,299,455,214)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	19,713,543	41,858,544
Reinvestment of distributions	36,209	138,657
Shares redeemed	(19,699,249)	(43,425,366)
Net increase (decrease) from capital share transactions	50,503	(1,428,165)
Blaylock Van Class
Shares sold	—	372,000,002
Reinvestment of distributions	90,529	879,176
Shares redeemed	(10,000,000)	(516,313,162)
Net increase (decrease) from capital share transactions	(9,909,471)	(143,433,984)
Cabrera Capital Markets Class
Shares sold	1,609,500,000	2,736,305,002
Reinvestment of distributions	1,394,899	2,397,473
Shares redeemed	(1,664,251,500)	(2,693,380,941)
Net increase (decrease) from capital share transactions	(53,356,601)	45,321,534
Institutional Class
Shares sold	21,538,858,431	35,756,586,438
Reinvestment of distributions	69,444,571	122,088,711
Shares redeemed	(22,239,503,626)	(33,188,633,654)
Net increase (decrease) from capital share transactions	(631,200,624)	2,690,041,495
Investment Class
Shares sold	14,112,906	26,081,477
Reinvestment of distributions	36,981	110,383
Shares redeemed	(18,610,478)	(28,822,067)
Net increase (decrease) from capital share transactions	(4,460,591)	(2,630,207)
Investor Class
Shares sold	68,595,253,039	131,208,559,517
Reinvestment of distributions	94,724,606	188,055,788
Shares redeemed	(71,676,047,639)	(126,283,103,417)
Net increase (decrease) from capital share transactions	(2,986,069,994)	5,113,511,888
Opportunity Class
Shares sold	3,959,825,492	5,706,283,035
Reinvestment of distributions	9,127,870	18,714,891
Shares redeemed	(3,941,476,274)	(5,273,861,423)
Net increase (decrease) from capital share transactions	27,477,088	451,136,503
Premier Class
Shares sold	220,749,840,762	425,206,043,976
Reinvestment of distributions	679,392,478	1,463,925,687
Shares redeemed	(218,655,787,155)	(426,220,165,915)
Net increase (decrease) from capital share transactions	2,773,446,085	449,803,748
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Trust Class
Shares sold	$9,346,318,896	$19,924,937,039
Reinvestment of distributions	53,020,261	114,942,567
Shares redeemed	(8,716,901,265)	(19,735,604,154)
Net increase (decrease) from capital share transactions	682,437,892	304,275,452
Net increase (decrease) in net assets from beneficial interest transactions	(201,585,713)	8,906,598,264
Net increase (decrease) in net assets during the period	(201,564,821)	8,907,336,377
Net assets at beginning of period	51,531,409,328	42,624,072,951
NET ASSETS AT END OF PERIOD	$51,329,844,507	$51,531,409,328
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	19,713,543	41,858,544
Reinvestment of distributions	36,209	138,657
Shares redeemed	(19,699,249)	(43,425,366)
Net increase (decrease) from share transactions	50,503	(1,428,165)
Blaylock Van Class
Shares sold	—	372,000,002
Reinvestment of distributions	90,529	879,176
Shares redeemed	(10,000,000)	(516,313,162)
Net increase (decrease) from share transactions	(9,909,471)	(143,433,984)
Cabrera Capital Markets Class
Shares sold	1,609,500,000	2,736,305,002
Reinvestment of distributions	1,394,899	2,397,473
Shares redeemed	(1,664,251,500)	(2,693,380,941)
Net increase (decrease) from share transactions	(53,356,601)	45,321,534
Institutional Class
Shares sold	21,538,858,432	35,756,586,438
Reinvestment of distributions	69,444,571	122,088,711
Shares redeemed	(22,239,503,626)	(33,188,633,654)
Net increase (decrease) from share transactions	(631,200,623)	2,690,041,495
Investment Class
Shares sold	14,112,907	26,081,477
Reinvestment of distributions	36,981	110,383
Shares redeemed	(18,610,478)	(28,822,067)
Net increase (decrease) from share transactions	(4,460,590)	(2,630,207)
Investor Class
Shares sold	68,595,253,039	131,208,559,517
Reinvestment of distributions	94,724,606	188,055,788
Shares redeemed	(71,676,047,639)	(126,283,103,417)
Net increase (decrease) from share transactions	(2,986,069,994)	5,113,511,888
Opportunity Class
Shares sold	3,959,825,492	5,706,283,035
Reinvestment of distributions	9,127,870	18,714,891
Shares redeemed	(3,941,476,274)	(5,273,861,423)
Net increase (decrease) from share transactions	27,477,088	451,136,503
Premier Class
Shares sold	220,749,840,761	425,206,043,976
Reinvestment of distributions	679,392,478	1,463,925,687
Shares redeemed	(218,655,787,155)	(426,220,165,915)
Net increase (decrease) from share transactions	2,773,446,084	449,803,748
Trust Class
Shares sold	9,346,318,895	19,924,937,039
Reinvestment of distributions	53,020,261	114,942,567
Shares redeemed	(8,716,901,265)	(19,735,604,154)
Net increase (decrease) from share transactions	682,437,891	304,275,452
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0200	0.0486	0.0470	0.0140	0.0001	0.0027
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	—	—
Total from investment operations	0.0200	0.0486	0.0470	0.0140	0.0001	0.0027
Distributions to shareholders from:
Net investment income	(0.0200)	(0.0486)	(0.0470)	(0.0140)	(0.0001)	(0.0027)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.01%	4.96%	4.80%	1.41%	0.00%(d)	0.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,940	$1,889	$3,317	$1,043	$50	$50
Ratios to Average Net Assets:
Total expenses	0.36%(e)	0.36%	0.36%	0.37%	0.37%	0.36%
Net expenses	0.36%(e)	0.36%	0.36%	0.34%	0.07%	0.25%
Net investment income (loss)	4.00%(e)	4.91%	4.64%	2.82%	0.00%(d)	0.27%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0211	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0211	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0211)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.13%	5.20%	5.04%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50	$50	$50	$50	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	4.22%(e)	5.08%	4.92%	1.59%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0211	0.0509	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	(0.0001)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0211	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0211)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.12%	5.20%	5.03%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,352	$14,262	$157,696	$508	$500
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.15%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	4.23%(e)	5.15%	5.09%	1.60%	0.01%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0211	0.0508	0.0492	0.0158	0.0001
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0211	0.0508	0.0492	0.0158	0.0001
Distributions to shareholders from:
Net investment income	(0.0211)	(0.0508)	(0.0492)	(0.0158)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.12%	5.20%	5.03%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,769	$102,125	$56,798	$51	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.13%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.13%	0.04%(e)
Net investment income (loss)	4.22%(e)	5.07%	5.15%	1.60%	0.02%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0211	0.0508	0.0492	0.0157	0.0001	0.0037
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	—	—
Total from investment operations	0.0211	0.0508	0.0492	0.0157	0.0001	0.0037
Distributions to shareholders from:
Net investment income	(0.0211)	(0.0508)	(0.0492)	(0.0157)	(0.0001)	(0.0037)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.12%	5.20%	5.03%	1.58%	0.02%	0.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,337,790	$5,968,988	$3,278,847	$2,122,508	$278,027	$90,569
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.15%	0.15%	0.15%
Net expenses	0.14%(d)	0.14%	0.14%	0.15%	0.06%	0.15%
Net investment income (loss)	4.22%(d)	5.01%	5.00%	2.57%	0.02%	0.34%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0195	0.0476	0.0460	0.0133	0.0001	0.0025
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	—	—
Total from investment operations	0.0195	0.0476	0.0460	0.0133	0.0001	0.0025
Distributions to shareholders from:
Net investment income	(0.0195)	(0.0476)	(0.0460)	(0.0133)	(0.0001)	(0.0025)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.96%	4.86%	4.70%	1.33%	0.01%	0.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,444	$11,904	$14,534	$13,378	$23,688	$42,358
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.46%	0.46%	0.47%	0.47%	0.47%
Net expenses	0.46%(d)	0.46%	0.46%	0.36%	0.07%	0.29%
Net investment income (loss)	3.91%(d)	4.76%	4.61%	1.10%	0.00%(e)	0.27%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0208	0.0503	0.0487	0.0153	0.0001	0.0034
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	—	—
Total from investment operations	0.0208	0.0503	0.0487	0.0153	0.0001	0.0034
Distributions to shareholders from:
Net investment income	(0.0208)	(0.0503)	(0.0487)	(0.0153)	(0.0001)	(0.0034)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.10%	5.14%	4.98%	1.54%	0.01%	0.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,200,722	$8,186,789	$3,073,226	$5,250,351	$2,492,307	$546,563
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.19%	0.19%	0.20%	0.20%	0.20%
Net expenses	0.19%(d)	0.19%	0.19%	0.19%	0.07%	0.18%
Net investment income (loss)	4.17%(d)	4.97%	4.95%	2.13%	0.01%	0.31%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0211	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000(b)	0.0000(b)	0.0000(b)	—	0.0000(b)
Total from investment operations	0.0211	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0211)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.12%	5.20%	5.03%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$673,874	$646,397	$195,259	$14,727	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.15%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.15%	0.04%(e)
Net investment income (loss)	4.22%(e)	4.99%	5.14%	2.32%	0.00%(e)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0212	0.0511	0.0495	0.0160	0.0001	0.0040
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	—	—
Total from investment operations	0.0212	0.0511	0.0495	0.0160	0.0001	0.0040
Distributions to shareholders from:
Net investment income	(0.0212)	(0.0511)	(0.0495)	(0.0160)	(0.0001)	(0.0040)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.14%	5.23%	5.06%	1.61%	0.02%	0.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,125,813	$34,352,351	$33,902,018	$26,238,411	$16,944,237	$20,004,414
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.11%	0.11%	0.12%	0.12%	0.12%
Net expenses	0.11%(d)	0.11%	0.11%	0.11%	0.06%	0.12%
Net investment income (loss)	4.25%(d)	5.09%	4.96%	1.83%	0.02%	0.33%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Trust Class (a)
	Six Months Ended 06/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0209	0.0505	0.0489	0.0155	0.0001	0.0036
Net realized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	—	—
Total from investment operations	0.0209	0.0505	0.0489	0.0155	0.0001	0.0036
Distributions to shareholders from:
Net investment income	(0.0209)	(0.0505)	(0.0489)	(0.0155)	(0.0001)	(0.0036)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.11%	5.17%	5.00%	1.56%	0.01%	0.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,929,092	$2,246,653	$1,942,328	$3,765,775	$3,566,204	$4,609,983
Ratios to Average Net Assets:
Total expenses	0.17%(d)	0.17%	0.17%	0.17%	0.17%	0.18%
Net expenses	0.17%(d)	0.17%	0.17%	0.16%	0.07%	0.16%
Net investment income (loss)	4.19%(d)	5.04%	4.81%	1.61%	0.01%	0.33%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Plus Money Market Fund	Investment Class
Premier Class
Investor Class
Trust Class
Administration Class
Institutional Class
Select Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets Class
	Opportunity Class	October 24, 2007 October 24, 2007 October 14, 2016 August 29, 2016 July 31, 2018 July 31, 2018 Not commenced October 13, 2021 October 20, 2021 October 20, 2021 October 28, 2021	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (85.65% at June 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2025, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2026 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees)exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

terminated prior to April 30, 2026 except with approval of the Board. There were no waivers for the period ended June 30, 2025.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2025 were $0.
As of June 30, 2025, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2025	$1,295,526
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2025, the Fund's Administration Class shares and Investment Class shares paid $460 and $4,846, respectively, to SSGA FD under the Plan.
Under the Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, 0.03% and 0.056%, respectively, of each applicable share class's eligible average daily net assets. During the period ended June 30, 2025, the Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares paid SSGA FD $1,839, $7, $759, $14,050, $906,623, $12,115, $1,928,394, $63,947 and $719,712, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Institutional Treasury Plus Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.  Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”), for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
__________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund.  The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders.  Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
25

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Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—55.0%
U.S. Treasury Bills (a)	3.795%	10/02/2025	10/02/2025	$267,900,000	$265,139,238
U.S. Treasury Bills (a)	4.050%	10/23/2025	10/23/2025	439,560,000	433,922,643
U.S. Treasury Bills (a)	4.060%	10/16/2025	10/16/2025	731,690,000	722,860,534
U.S. Treasury Bills (a)	4.060%	10/30/2025	10/30/2025	573,160,000	565,335,061
U.S. Treasury Bills (a)	4.080%	10/09/2025	10/09/2025	107,480,000	106,261,893
U.S. Treasury Bills (a)	4.085%	11/06/2025	11/06/2025	1,190,430,000	1,173,069,215
U.S. Treasury Bills (a)(b)	4.095%	01/02/2026	01/02/2026	1,827,310,000	1,789,209,488
U.S. Treasury Bills (a)	4.096%	09/25/2025	09/25/2025	733,612,000	726,435,164
U.S. Treasury Bills (a)	4.100%	09/18/2025	09/18/2025	801,760,000	794,546,398
U.S. Treasury Bills (a)	4.105%	11/13/2025	11/13/2025	562,680,000	554,010,860
U.S. Treasury Bills (a)	4.105%	12/26/2025	12/26/2025	670,660,000	657,038,058
U.S. Treasury Bills (a)	4.125%	07/10/2025	07/10/2025	713,540,000	712,804,387
U.S. Treasury Bills (a)	4.135%	07/03/2025	07/03/2025	150,000,000	149,965,542
U.S. Treasury Bills (a)	4.135%	09/04/2025	09/04/2025	639,630,000	634,791,628
U.S. Treasury Bills (a)	4.135%	11/20/2025	11/20/2025	446,640,000	439,347,690
U.S. Treasury Bills (a)	4.140%	12/11/2025	12/11/2025	894,970,000	878,167,170
U.S. Treasury Bills (a)	4.153%	11/28/2025	11/28/2025	1,013,180,000	995,630,741
U.S. Treasury Bills (a)	4.153%	12/04/2025	12/04/2025	1,048,930,000	1,030,050,881
U.S. Treasury Bills (a)	4.153%	12/18/2025	12/18/2025	988,980,000	969,601,481
U.S. Treasury Bills (a)	4.165%	07/24/2025	07/24/2025	1,098,610,000	1,095,676,271
U.S. Treasury Bills (a)	4.173%	08/14/2025	08/14/2025	806,169,000	801,991,530
U.S. Treasury Bills (a)	4.180%	07/17/2025	07/17/2025	280,710,000	280,188,503
U.S. Treasury Bills (a)	4.180%	08/28/2025	08/28/2025	411,619,000	408,829,470
U.S. Treasury Bills (a)	4.190%	09/02/2025	09/02/2025	740,270,000	734,841,256
U.S. Treasury Bills (a)	4.195%	08/12/2025	08/12/2025	1,769,730,000	1,761,032,864
U.S. Treasury Bills (a)	4.200%	07/29/2025	07/29/2025	365,810,000	364,617,543
U.S. Treasury Bills (a)	4.200%	08/05/2025	08/05/2025	431,710,000	429,947,184
U.S. Treasury Bills (a)	4.203%	08/21/2025	08/21/2025	594,440,000	590,865,344
U.S. Treasury Bills (a)(b)	4.208%	10/28/2025	10/28/2025	35,130,000	34,641,408
U.S. Treasury Bills (a)	4.220%	10/14/2025	10/14/2025	233,680,000	230,803,789
U.S. Treasury Bills (a)	4.235%	10/21/2025	10/21/2025	331,570,000	327,201,381
U.S. Treasury Bills (a)	4.248%	09/16/2025	09/16/2025	592,980,000	587,597,480
U.S. Treasury Bills (a)	4.250%	09/11/2025	09/11/2025	29,700,000	29,447,550
U.S. Treasury Bills (a)	4.394%	08/19/2025	08/19/2025	200,721,000	199,520,543
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (c)	4.379%	07/01/2025	01/31/2027	1,975,844,000	1,975,789,372
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.13% (c)	4.406%	07/01/2025	07/31/2025	477,000,000	476,998,758
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (c)	4.410%	07/01/2025	10/31/2025	298,902,000	298,862,717
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	4.431%	07/01/2025	04/30/2026	888,000,000	888,093,228
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	4.441%	07/01/2025	04/30/2027	494,500,000	494,501,476
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	4.463%	07/01/2025	07/31/2026	1,079,190,000	1,078,388,195
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	4.486%	07/01/2025	10/31/2026	1,811,210,000	1,811,464,888
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	4.526%	07/01/2025	01/31/2026	230,698,000	230,720,471
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	284,630,000	286,394,568
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	515,458,000	501,489,380
U.S. Treasury Notes	4.099%	03/31/2026	03/31/2026	201,330,000	201,851,592
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	582,478,000	568,106,690
U.S. Treasury Notes	4.179%	05/15/2026	05/15/2026	145,420,000	144,723,445
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.192%	12/31/2025	12/31/2025	$137,770,000	$137,803,709
U.S. Treasury Notes	4.197%	12/31/2025	12/31/2025	21,200,000	20,805,251
U.S. Treasury Notes	4.206%	05/15/2026	05/15/2026	33,560,000	32,827,474
U.S. Treasury Notes	4.254%	02/28/2026	02/28/2026	178,420,000	178,840,259
U.S. Treasury Notes	4.292%	08/15/2025	08/15/2025	910,403,000	907,873,487
U.S. Treasury Notes	4.294%	02/28/2026	02/28/2026	55,960,000	54,597,129
U.S. Treasury Notes	4.297%	09/30/2025	09/30/2025	61,430,000	61,533,415
U.S. Treasury Notes	4.298%	09/30/2025	09/30/2025	253,105,000	250,615,187
U.S. Treasury Notes	4.313%	10/31/2025	10/31/2025	44,460,000	43,875,175
U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	44,180,000	44,275,454
U.S. Treasury Notes	4.342%	11/30/2025	11/30/2025	41,440,000	41,528,004
U.S. Treasury Notes	4.436%	07/31/2025	07/31/2025	588,315,000	586,341,783
U.S. Treasury Notes	4.438%	07/31/2025	07/31/2025	85,720,000	85,739,775
U.S. Treasury Notes	5.024%	07/15/2025	07/15/2025	119,110,000	119,020,919
TOTAL TREASURY DEBT					32,998,451,989
TREASURY REPURCHASE AGREEMENTS—39.3%
Agreement with Australia and New Zealand Banking Group, dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.500% – 4.625% due 08/15/2026 – 08/15/2054, valued at $917,711,752); expected proceeds $900,110,000	4.400%	07/01/2025	07/01/2025	900,000,000	900,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2047 - 02/15/2054, valued at $91,800,001); expected proceeds $90,010,975	4.390%	07/01/2025	07/01/2025	90,000,000	90,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bonds, 1.875% - 6.625% due 02/15/2027 - 02/15/2051, valued at $76,500,041); expected proceeds $75,009,125	4.380%	07/01/2025	07/01/2025	75,000,000	75,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/03/2025 - 11/20/2025, U.S. Treasury Bonds, 2.000% - 4.750% due 05/15/2039 - 05/15/2055, U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 02/15/2042 - 02/15/2055, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 04/15/2027 - 01/15/2035 and U.S. Treasury Notes, 0.500% - 4.625% due 11/15/2025 - 05/15/2035, valued at $606,900,023); expected proceeds $595,072,557	4.390%	07/01/2025	07/01/2025	595,000,000	595,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Notes, 1.375% - 1.875% due 07/15/2033 - 07/15/2034, valued at $25,500,075); expected proceeds $25,003,049	4.390%	07/01/2025	07/01/2025	25,000,000	25,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2034, a U.S. Treasury Note, 4.250% due 02/28/2029, U.S. Treasury Inflation Index Bonds, 1.000% - 1.500% due 02/15/2049 - 02/15/2053 and U.S. Treasury Strips, 0.000% due 05/15/2031 - 05/15/2055, valued at $153,000,000); expected proceeds $150,018,292	4.390%	07/01/2025	07/01/2025	150,000,000	150,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/19/2025 (collateralized by a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029 and U.S. Treasury Notes, 1.750% - 4.250% due 01/31/2029 - 03/31/2029, valued at $204,083,507); expected proceeds $202,886,667 (d)	4.330%	07/17/2025	07/17/2025	$200,000,000	$200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/16/2025 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031 and U.S. Treasury Notes, 0.875% - 4.250% due 08/31/2030 - 09/30/2031, valued at $204,202,191); expected proceeds $202,882,445 (d)	4.360%	09/12/2025	09/12/2025	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 3.125% - 3.500% due 08/31/2027 - 09/30/2029, valued at $464,100,075); expected proceeds $455,055,485	4.390%	07/01/2025	07/01/2025	455,000,000	455,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 4.125% - 4.625% due 09/15/2026 - 11/15/2027, valued at $132,600,060); expected proceeds $130,015,853	4.390%	07/01/2025	07/01/2025	130,000,000	130,000,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Strip, 0.000% due 08/15/2029 and U.S. Treasury Bonds, 2.000% - 2.750% due 11/15/2047 - 08/15/2051, valued at $193,800,000); expected proceeds $190,023,169	4.390%	07/01/2025	07/01/2025	190,000,000	190,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 05/06/2025 (collateralized by U.S. Treasury Bills, 0.000% due 05/14/2026, U.S. Treasury Bonds, 3.500% - 5.250% due 02/15/2029 - 08/15/2039 and U.S. Treasury Notes, 0.500% - 4.500% due 10/31/2025 - 11/15/2033, valued at $510,000,098); expected proceeds $507,173,056 (d)	4.340%	09/02/2025	09/02/2025	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031, U.S. Treasury Bills, 0.000% due 07/10/2025 and U.S. Treasury Notes, 4.000% - 4.125% due 10/31/2029 - 02/28/2030, valued at $790,500,022); expected proceeds $775,094,292	4.380%	07/01/2025	07/01/2025	775,000,000	775,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 4.250% due 06/30/2031, valued at $153,000,012); expected proceeds $150,018,333	4.400%	07/01/2025	07/01/2025	150,000,000	150,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/08/2025 - 02/19/2026, a U.S. Treasury Bond, 6.875% due 08/15/2025 and U.S. Treasury Notes, 0.250% - 5.000% due 09/30/2025 - 10/31/2028, valued at $2,040,000,087); expected proceeds $2,000,243,889	4.390%	07/01/2025	07/01/2025	2,000,000,000	2,000,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/08/2025 - 05/14/2026, U.S. Treasury Bonds, 1.375% - 6.625% due 02/15/2027 - 08/15/2052 and U.S. Treasury Notes, 0.625% - 4.625% due 01/31/2026 - 02/15/2034, valued at $2,346,000,092); expected proceeds $2,300,281,111	4.400%	07/01/2025	07/01/2025	$2,300,000,000	$2,300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Notes, 1.125% - 1.750% due 01/15/2033 - 01/15/2034, valued at $2,550,000,072); expected proceeds $2,500,304,861	4.390%	07/01/2025	07/01/2025	2,500,000,000	2,500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.625% - 3.875% due 05/31/2027 - 08/15/2030, valued at $408,000,024); expected proceeds $400,049,000	4.410%	07/01/2025	07/01/2025	400,000,000	400,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.250% - 3.625% due 05/31/2028, valued at $255,621,173); expected proceeds $250,030,417	4.380%	07/01/2025	07/01/2025	250,000,000	250,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.625% – 4.75% due 11/30/2026 – 05/15/2055, valued at $2,038,997,232); expected proceeds $2,000,244,444	4.400%	07/01/2025	07/01/2025	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, U.S. Treasury Notes, 2.250% - 3.375% due 09/15/2027 - 11/15/2027 and U.S. Treasury Strips, 0.000% due 11/15/2026 - 05/15/2048, valued at $1,102,620,002); expected proceeds $1,081,131,822	4.390%	07/01/2025	07/01/2025	1,081,000,000	1,081,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bonds, 1.750% - 4.750% due 08/15/2041 - 11/15/2053, U.S. Treasury Inflation Index Bonds, 1.000% - 2.125% due 02/15/2041 - 02/15/2048, U.S. Treasury Notes, 0.250% - 5.000% due 08/31/2025 - 05/31/2027 and U.S. Treasury Strips, 0.000% due 08/15/2025 - 02/15/2027, valued at $851,700,001); expected proceeds $835,101,824	4.390%	07/01/2025	07/01/2025	835,000,000	835,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/23/2025 (collateralized by a U.S. Treasury Note, 4.500% due 11/15/2033, valued at $122,400,007); expected proceeds $120,205,333	4.400%	07/01/2025	07/07/2025	120,000,000	120,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bonds, 3.000% - 4.750% due 02/15/2041 - 02/15/2053, valued at $2,282,760,053); expected proceeds $2,238,272,912	4.390%	07/01/2025	07/01/2025	2,238,000,000	2,238,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/15/2025 - 12/26/2025, U.S. Treasury Bonds, 1.375% - 4.750% due 05/15/2040 - 05/15/2055, U.S. Treasury Inflation Index Bonds, 0.125% - 1.500% due 02/15/2044 - 02/15/2053, U.S. Treasury Inflation Index Notes, 0.125% - 1.375% due 07/15/2025 - 07/15/2033 and U.S. Treasury Notes, 0.250% - 4.875% due 09/30/2025 - 05/15/2035, valued at $510,000,023); expected proceeds $500,060,972	4.390%	07/01/2025	07/01/2025	$500,000,000	$500,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 3.875% due 07/15/2025 – 02/15/2047 and U.S. Treasury Notes, 1.125% – 4.750% due 05/15/2040 – 05/15/2054, valued at $1,085,406,564); expected proceeds $1,065,129,871	4.390%	07/01/2025	07/01/2025	1,065,000,000	1,065,000,000
Agreement with Mizuho Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 2.625% - 3.750% due 04/30/2027 - 07/31/2029, valued at $255,031,173); expected proceeds $250,030,486	4.390%	07/01/2025	07/01/2025	250,000,000	250,000,000
Agreement with National Australia Bank, Ltd., dated 06/30/2025 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $254,914,155); expected proceeds $250,030,417	4.380%	07/01/2025	07/01/2025	250,000,000	250,000,000
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 2.250% – 4.125% due 11/30/2031 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2030 – 11/15/2044, valued at $139,886,991); expected proceeds $136,909,412	4.400%	07/01/2025	07/01/2025	136,892,681	136,892,681
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 3.000% – 3.125% due 08/15/2044 – 18/15/2048 and U.S. Treasury Strips, 0.000% due 08/15/2039 – 11/15/2052, valued at $317,629,254); expected proceeds $309,081,522	4.400%	07/01/2025	07/01/2025	309,043,750	309,043,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.625% due 05/15/2044, a U.S. Treasury Strip, 0.000% due 05/15/2029, U.S. Treasury Bills, 0.000% due 07/03/2025, U.S. Treasury Inflation Index Bonds, 0.750% - 2.125% due 02/15/2041 - 02/15/2053, U.S. Treasury Inflation Index Notes, 0.875% - 1.875% due 04/15/2028 - 07/15/2034 and U.S. Treasury Notes, 0.375% - 4.875% due 11/30/2025 - 08/31/2031, valued at $525,300,000); expected proceeds $515,062,658	4.380%	07/01/2025	07/01/2025	515,000,000	515,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.500% - 4.250% due 01/31/2027 - 04/30/2028, valued at $561,000,003); expected proceeds $550,067,222	4.400%	07/01/2025	07/01/2025	550,000,000	550,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/26/2025 (collateralized by U.S. Treasury Bonds, 1.250% - 6.625% due 02/15/2026 - 02/15/20535, valued at $255,000,031); expected proceeds $253,608,333 (d)	4.330%	07/24/2025	07/24/2025	250,000,000	250,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 04/01/2025 (collateralized by a U.S. Treasury Note, 3.750% due 06/30/2027 and U.S. Treasury Bonds, 1.375% - 6.875% due 08/15/2025 - 02/15/2055, valued at $255,000,009); expected proceeds $253,608,333 (d)	4.330%	07/30/2025	07/30/2025	$250,000,000	$250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.375% due 08/15/2043, valued at $20,400,090); expected proceeds $20,002,439	4.390%	07/01/2025	07/01/2025	20,000,000	20,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, U.S. Treasury Bills, 0.000% due 07/10/2025, U.S. Treasury Bonds, 1.875% - 4.750% due 11/15/2041 - 05/15/2055, U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 07/15/2026 - 07/15/2034 and U.S. Treasury Notes, 0.375% - 4.875% due 12/31/2025 - 05/15/2034, valued at $657,900,016); expected proceeds $645,078,654	4.390%	07/01/2025	07/01/2025	645,000,000	645,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.375% - 4.875% due 02/28/2026 - 07/31/2027, valued at $51,000,065); expected proceeds $50,006,111	4.400%	07/01/2025	07/01/2025	50,000,000	50,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/08/2025 - 11/20/2025, U.S. Treasury Bonds, 1.375% - 6.125% due 11/15/2027 - 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.875% - 3.875% due 01/15/2028 - 02/15/2049, U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 10/15/2029 - 07/15/2031, U.S. Treasury Notes, 0.250% - 5.000% due 07/31/2025 - 06/30/2032 and U.S. Treasury Strips, 0.000% due 02/15/2026 - 02/15/2037, valued at $122,400,002); expected proceeds $120,014,633	4.390%	07/01/2025	07/01/2025	120,000,000	120,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% - 2.375% due 02/15/2040 - 02/15/2055 and U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 10/15/2025 - 01/15/2035, valued at $510,062,192); expected proceeds $500,060,972	4.390%	07/01/2025	07/01/2025	500,000,000	500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					23,569,936,431
TOTAL INVESTMENTS (e)(f)–94.3%					56,568,388,420
Other Assets in Excess of Liabilities —5.7%					3,401,589,596
NET ASSETS –100.0%					$59,969,978,016
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Illiquid security. These securities represent $1,400,000,000 or 2.3% of net assets as of June 30, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$32,998,451,989
Repurchase agreements, at value and amortized cost	23,569,936,431
Total Investments	56,568,388,420
Cash	5,019,124,565
Receivable for investments sold	220,498,453
Interest receivable — unaffiliated issuers	90,054,947
Other receivable	994,699
TOTAL ASSETS	61,899,061,084
LIABILITIES
Payable for investments purchased	1,924,885,643
Advisory and administrator fee payable	2,400,656
Custody, sub-administration and transfer agent fees payable	1,609,967
Trustees’ fees and expenses payable	12,515
Professional fees payable	100,702
Printing fees payable	30,257
Accrued expenses and other liabilities	43,328
TOTAL LIABILITIES	1,929,083,068
NET ASSETS	$59,969,978,016
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,238,519,922
EXPENSES
Advisory and administrator fee	14,104,285
Custodian, sub-administrator and transfer agent fees	1,693,076
Trustees’ fees and expenses	129,250
Professional fees	184,875
Printing and postage fees	29,355
Insurance expense	7,519
Miscellaneous expenses	12,927
TOTAL EXPENSES	16,161,287
NET INVESTMENT INCOME (LOSS)	$1,222,358,635
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,483
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,222,387,118
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,222,358,635	$2,558,755,151
Net realized gain (loss)	28,483	(61,195)
Net increase (decrease) in net assets resulting from operations	1,222,387,118	2,558,693,956
CAPITAL TRANSACTIONS
Contributions	124,467,259,923	217,367,694,672
Withdrawals	(122,235,077,982)	(209,524,911,840)
Net increase (decrease) in net assets from capital transactions	2,232,181,941	7,842,782,832
Net increase (decrease) in net assets during the period	3,454,569,059	10,401,476,788
Net assets at beginning of period	56,515,408,957	46,113,932,169
NET ASSETS AT END OF PERIOD	$59,969,978,016	$56,515,408,957
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	2.14%	5.30%	5.17%	1.65%	0.01%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$59,969,978	$56,515,409	$46,113,932	$43,687,095	$27,061,311	$28,049,358
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.31%(b)	5.14%	5.01%	1.91%	0.01%	0.41%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of  the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2025, the Portfolio had invested in repurchase agreements with the gross values of $23,569,936,431 and associated collateral equal to $24,042,727,168.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2025.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.  Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").  The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.  The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting").  At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees.  At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio.  The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries.  The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk.  Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks.  The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions.  The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe.  The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe.  The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex.  The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex.  The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole.  The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$8,569,236,692
Receivable from Adviser	171,639
TOTAL ASSETS	8,569,408,331
LIABILITIES
Administration fees payable	297,091
Transfer agent fees payable	4,326
Registration and filing fees payable	122,580
Professional fees payable	13,781
Printing fees payable	20,404
Distribution payable	235
Accrued expenses and other liabilities	894
TOTAL LIABILITIES	459,311
NET ASSETS	$8,568,949,020
NET ASSETS CONSIST OF:
Paid-in capital	$8,569,016,942
Total distributable earnings (loss)	(67,922)
NET ASSETS	$8,568,949,020
NET ASSET VALUE PER SHARE
Net asset value, offering and redemption price per share	$1.00
Shares outstanding	8,569,016,942
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$104,958,403
Expenses allocated from affiliated Portfolio	(1,371,425)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	103,586,978
EXPENSES
Administration fees	1,197,918
Custodian fees	7,165
Trustees’ fees and expenses	10,367
Transfer agent fees	1,511
Registration and filing fees	13,665
Professional fees and expenses	15,704
Printing and postage fees	1,164
Insurance expense	5,524
Miscellaneous expenses	16,888
TOTAL EXPENSES	1,269,906
Expenses waived/reimbursed by the Adviser	(724,663)
NET EXPENSES	545,243
NET INVESTMENT INCOME (LOSS)	$103,041,735
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	2,595
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$103,044,330
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$103,041,735	$226,589,701
Net realized gain (loss)	2,595	(2,934)
Net increase (decrease) in net assets resulting from operations	103,044,330	226,586,767
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(103,036,542)	(226,530,531)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	15,990,683,617	20,540,263,752
Reinvestment of distributions	103,637,120	226,427,623
Cost of shares redeemed	(12,468,105,580)	(19,267,760,440)
Net increase (decrease) from share transactions	3,626,215,157	1,498,930,935
Net increase (decrease) in net assets during the period	3,626,222,945	1,498,987,171
Net assets at beginning of period	4,942,726,075	3,443,738,904
NET ASSETS AT END OF PERIOD	$8,568,949,020	$4,942,726,075
SHARES OF BENEFICIAL INTEREST:
Shares sold	15,990,683,617	20,540,263,752
Reinvestment of distributions	103,637,120	226,427,623
Shares redeemed	(12,468,105,580)	(19,267,760,440)
Net increase (decrease) from share transactions	3,626,215,157	1,498,930,935
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24(a)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21(a)	Year Ended 12/31/20(a)
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0214	0.0514	0.0498	0.0162	0.0002	0.0045
Net realized and unrealized gain (loss)	0.0000(b)	(0.0000)(b)	0.0000(b)	—	(0.0001)	(0.0001)
Total from investment operations	0.0214	0.0514	0.0498	0.0162	0.0001	0.0044
Distributions to shareholders from:
Net investment income	(0.0214)	(0.0514)	(0.0498)	(0.0162)	(0.0001)	(0.0044)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	2.04%	5.26%	5.10%	1.64%	0.02%	0.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,568,949	$4,942,726	$3,443,739	$6,254,220	$3,755,757	$2,753,990
Ratios to average net assets:
Total expenses	0.11%(d)	0.12%	0.11%	0.12%	0.12%	0.12%
Net expenses	0.08%(d)	0.08%	0.08%	0.08%	0.05%	0.08%
Net investment income (loss)	4.28%(d)	5.10%	4.93%	1.83%	0.02%	0.45%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Commencement of Operations	Diversification Classification
State Street Treasury Obligations Money Market Fund	October 5, 2017	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (14.29% at June 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund's investments in accordance with its investment objective. The Fund's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund's Total Return is utilized by the CODM to compare results, including the impact of the Fund's costs, to the Fund's competitors and to the Fund's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2025, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2026 to waive up to the full amount of the advisory fee payable by the Fund and/or to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Board. For the period ended June 30, 2025, the Adviser contractually waived fees in the amount of $245,496.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the Fund for expenses to the extent that the Fund’s total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended June 30, 2025, the Adviser voluntarily waived expenses in the amount of $479,167.
In addition to the contractual expense limitation for the Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Fund or a share class to the extent necessary to maintain a certain minimum net yield,
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. The Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2025 were $0.
As of June 30, 2025, SSGA FM has not recouped any expenses from the Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2025	$90,183
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. The Fund pays State Street an annual fee for custody services for the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025,  including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Obligations Money Market Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the :
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund's administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
13

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Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—55.0%
U.S. Treasury Bills (a)	3.795%	10/02/2025	10/02/2025	$267,900,000	$265,139,238
U.S. Treasury Bills (a)	4.050%	10/23/2025	10/23/2025	439,560,000	433,922,643
U.S. Treasury Bills (a)	4.060%	10/16/2025	10/16/2025	731,690,000	722,860,534
U.S. Treasury Bills (a)	4.060%	10/30/2025	10/30/2025	573,160,000	565,335,061
U.S. Treasury Bills (a)	4.080%	10/09/2025	10/09/2025	107,480,000	106,261,893
U.S. Treasury Bills (a)	4.085%	11/06/2025	11/06/2025	1,190,430,000	1,173,069,215
U.S. Treasury Bills (a)(b)	4.095%	01/02/2026	01/02/2026	1,827,310,000	1,789,209,488
U.S. Treasury Bills (a)	4.096%	09/25/2025	09/25/2025	733,612,000	726,435,164
U.S. Treasury Bills (a)	4.100%	09/18/2025	09/18/2025	801,760,000	794,546,398
U.S. Treasury Bills (a)	4.105%	11/13/2025	11/13/2025	562,680,000	554,010,860
U.S. Treasury Bills (a)	4.105%	12/26/2025	12/26/2025	670,660,000	657,038,058
U.S. Treasury Bills (a)	4.125%	07/10/2025	07/10/2025	713,540,000	712,804,387
U.S. Treasury Bills (a)	4.135%	07/03/2025	07/03/2025	150,000,000	149,965,542
U.S. Treasury Bills (a)	4.135%	09/04/2025	09/04/2025	639,630,000	634,791,628
U.S. Treasury Bills (a)	4.135%	11/20/2025	11/20/2025	446,640,000	439,347,690
U.S. Treasury Bills (a)	4.140%	12/11/2025	12/11/2025	894,970,000	878,167,170
U.S. Treasury Bills (a)	4.153%	11/28/2025	11/28/2025	1,013,180,000	995,630,741
U.S. Treasury Bills (a)	4.153%	12/04/2025	12/04/2025	1,048,930,000	1,030,050,881
U.S. Treasury Bills (a)	4.153%	12/18/2025	12/18/2025	988,980,000	969,601,481
U.S. Treasury Bills (a)	4.165%	07/24/2025	07/24/2025	1,098,610,000	1,095,676,271
U.S. Treasury Bills (a)	4.173%	08/14/2025	08/14/2025	806,169,000	801,991,530
U.S. Treasury Bills (a)	4.180%	07/17/2025	07/17/2025	280,710,000	280,188,503
U.S. Treasury Bills (a)	4.180%	08/28/2025	08/28/2025	411,619,000	408,829,470
U.S. Treasury Bills (a)	4.190%	09/02/2025	09/02/2025	740,270,000	734,841,256
U.S. Treasury Bills (a)	4.195%	08/12/2025	08/12/2025	1,769,730,000	1,761,032,864
U.S. Treasury Bills (a)	4.200%	07/29/2025	07/29/2025	365,810,000	364,617,543
U.S. Treasury Bills (a)	4.200%	08/05/2025	08/05/2025	431,710,000	429,947,184
U.S. Treasury Bills (a)	4.203%	08/21/2025	08/21/2025	594,440,000	590,865,344
U.S. Treasury Bills (a)(b)	4.208%	10/28/2025	10/28/2025	35,130,000	34,641,408
U.S. Treasury Bills (a)	4.220%	10/14/2025	10/14/2025	233,680,000	230,803,789
U.S. Treasury Bills (a)	4.235%	10/21/2025	10/21/2025	331,570,000	327,201,381
U.S. Treasury Bills (a)	4.248%	09/16/2025	09/16/2025	592,980,000	587,597,480
U.S. Treasury Bills (a)	4.250%	09/11/2025	09/11/2025	29,700,000	29,447,550
U.S. Treasury Bills (a)	4.394%	08/19/2025	08/19/2025	200,721,000	199,520,543
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (c)	4.379%	07/01/2025	01/31/2027	1,975,844,000	1,975,789,372
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.13% (c)	4.406%	07/01/2025	07/31/2025	477,000,000	476,998,758
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (c)	4.410%	07/01/2025	10/31/2025	298,902,000	298,862,717
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	4.431%	07/01/2025	04/30/2026	888,000,000	888,093,228
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	4.441%	07/01/2025	04/30/2027	494,500,000	494,501,476
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	4.463%	07/01/2025	07/31/2026	1,079,190,000	1,078,388,195
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	4.486%	07/01/2025	10/31/2026	1,811,210,000	1,811,464,888
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	4.526%	07/01/2025	01/31/2026	230,698,000	230,720,471
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	284,630,000	286,394,568
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	515,458,000	501,489,380
U.S. Treasury Notes	4.099%	03/31/2026	03/31/2026	201,330,000	201,851,592
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	582,478,000	568,106,690
U.S. Treasury Notes	4.179%	05/15/2026	05/15/2026	145,420,000	144,723,445
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.192%	12/31/2025	12/31/2025	$137,770,000	$137,803,709
U.S. Treasury Notes	4.197%	12/31/2025	12/31/2025	21,200,000	20,805,251
U.S. Treasury Notes	4.206%	05/15/2026	05/15/2026	33,560,000	32,827,474
U.S. Treasury Notes	4.254%	02/28/2026	02/28/2026	178,420,000	178,840,259
U.S. Treasury Notes	4.292%	08/15/2025	08/15/2025	910,403,000	907,873,487
U.S. Treasury Notes	4.294%	02/28/2026	02/28/2026	55,960,000	54,597,129
U.S. Treasury Notes	4.297%	09/30/2025	09/30/2025	61,430,000	61,533,415
U.S. Treasury Notes	4.298%	09/30/2025	09/30/2025	253,105,000	250,615,187
U.S. Treasury Notes	4.313%	10/31/2025	10/31/2025	44,460,000	43,875,175
U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	44,180,000	44,275,454
U.S. Treasury Notes	4.342%	11/30/2025	11/30/2025	41,440,000	41,528,004
U.S. Treasury Notes	4.436%	07/31/2025	07/31/2025	588,315,000	586,341,783
U.S. Treasury Notes	4.438%	07/31/2025	07/31/2025	85,720,000	85,739,775
U.S. Treasury Notes	5.024%	07/15/2025	07/15/2025	119,110,000	119,020,919
TOTAL TREASURY DEBT					32,998,451,989
TREASURY REPURCHASE AGREEMENTS—39.3%
Agreement with Australia and New Zealand Banking Group, dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.500% – 4.625% due 08/15/2026 – 08/15/2054, valued at $917,711,752); expected proceeds $900,110,000	4.400%	07/01/2025	07/01/2025	900,000,000	900,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2047 - 02/15/2054, valued at $91,800,001); expected proceeds $90,010,975	4.390%	07/01/2025	07/01/2025	90,000,000	90,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bonds, 1.875% - 6.625% due 02/15/2027 - 02/15/2051, valued at $76,500,041); expected proceeds $75,009,125	4.380%	07/01/2025	07/01/2025	75,000,000	75,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/03/2025 - 11/20/2025, U.S. Treasury Bonds, 2.000% - 4.750% due 05/15/2039 - 05/15/2055, U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 02/15/2042 - 02/15/2055, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 04/15/2027 - 01/15/2035 and U.S. Treasury Notes, 0.500% - 4.625% due 11/15/2025 - 05/15/2035, valued at $606,900,023); expected proceeds $595,072,557	4.390%	07/01/2025	07/01/2025	595,000,000	595,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Notes, 1.375% - 1.875% due 07/15/2033 - 07/15/2034, valued at $25,500,075); expected proceeds $25,003,049	4.390%	07/01/2025	07/01/2025	25,000,000	25,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2034, a U.S. Treasury Note, 4.250% due 02/28/2029, U.S. Treasury Inflation Index Bonds, 1.000% - 1.500% due 02/15/2049 - 02/15/2053 and U.S. Treasury Strips, 0.000% due 05/15/2031 - 05/15/2055, valued at $153,000,000); expected proceeds $150,018,292	4.390%	07/01/2025	07/01/2025	150,000,000	150,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/19/2025 (collateralized by a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029 and U.S. Treasury Notes, 1.750% - 4.250% due 01/31/2029 - 03/31/2029, valued at $204,083,507); expected proceeds $202,886,667 (d)	4.330%	07/17/2025	07/17/2025	$200,000,000	$200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/16/2025 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031 and U.S. Treasury Notes, 0.875% - 4.250% due 08/31/2030 - 09/30/2031, valued at $204,202,191); expected proceeds $202,882,445 (d)	4.360%	09/12/2025	09/12/2025	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 3.125% - 3.500% due 08/31/2027 - 09/30/2029, valued at $464,100,075); expected proceeds $455,055,485	4.390%	07/01/2025	07/01/2025	455,000,000	455,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 4.125% - 4.625% due 09/15/2026 - 11/15/2027, valued at $132,600,060); expected proceeds $130,015,853	4.390%	07/01/2025	07/01/2025	130,000,000	130,000,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Strip, 0.000% due 08/15/2029 and U.S. Treasury Bonds, 2.000% - 2.750% due 11/15/2047 - 08/15/2051, valued at $193,800,000); expected proceeds $190,023,169	4.390%	07/01/2025	07/01/2025	190,000,000	190,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 05/06/2025 (collateralized by U.S. Treasury Bills, 0.000% due 05/14/2026, U.S. Treasury Bonds, 3.500% - 5.250% due 02/15/2029 - 08/15/2039 and U.S. Treasury Notes, 0.500% - 4.500% due 10/31/2025 - 11/15/2033, valued at $510,000,098); expected proceeds $507,173,056 (d)	4.340%	09/02/2025	09/02/2025	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031, U.S. Treasury Bills, 0.000% due 07/10/2025 and U.S. Treasury Notes, 4.000% - 4.125% due 10/31/2029 - 02/28/2030, valued at $790,500,022); expected proceeds $775,094,292	4.380%	07/01/2025	07/01/2025	775,000,000	775,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 4.250% due 06/30/2031, valued at $153,000,012); expected proceeds $150,018,333	4.400%	07/01/2025	07/01/2025	150,000,000	150,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/08/2025 - 02/19/2026, a U.S. Treasury Bond, 6.875% due 08/15/2025 and U.S. Treasury Notes, 0.250% - 5.000% due 09/30/2025 - 10/31/2028, valued at $2,040,000,087); expected proceeds $2,000,243,889	4.390%	07/01/2025	07/01/2025	2,000,000,000	2,000,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/08/2025 - 05/14/2026, U.S. Treasury Bonds, 1.375% - 6.625% due 02/15/2027 - 08/15/2052 and U.S. Treasury Notes, 0.625% - 4.625% due 01/31/2026 - 02/15/2034, valued at $2,346,000,092); expected proceeds $2,300,281,111	4.400%	07/01/2025	07/01/2025	$2,300,000,000	$2,300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Notes, 1.125% - 1.750% due 01/15/2033 - 01/15/2034, valued at $2,550,000,072); expected proceeds $2,500,304,861	4.390%	07/01/2025	07/01/2025	2,500,000,000	2,500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.625% - 3.875% due 05/31/2027 - 08/15/2030, valued at $408,000,024); expected proceeds $400,049,000	4.410%	07/01/2025	07/01/2025	400,000,000	400,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.250% - 3.625% due 05/31/2028, valued at $255,621,173); expected proceeds $250,030,417	4.380%	07/01/2025	07/01/2025	250,000,000	250,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.625% – 4.75% due 11/30/2026 – 05/15/2055, valued at $2,038,997,232); expected proceeds $2,000,244,444	4.400%	07/01/2025	07/01/2025	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, U.S. Treasury Notes, 2.250% - 3.375% due 09/15/2027 - 11/15/2027 and U.S. Treasury Strips, 0.000% due 11/15/2026 - 05/15/2048, valued at $1,102,620,002); expected proceeds $1,081,131,822	4.390%	07/01/2025	07/01/2025	1,081,000,000	1,081,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bonds, 1.750% - 4.750% due 08/15/2041 - 11/15/2053, U.S. Treasury Inflation Index Bonds, 1.000% - 2.125% due 02/15/2041 - 02/15/2048, U.S. Treasury Notes, 0.250% - 5.000% due 08/31/2025 - 05/31/2027 and U.S. Treasury Strips, 0.000% due 08/15/2025 - 02/15/2027, valued at $851,700,001); expected proceeds $835,101,824	4.390%	07/01/2025	07/01/2025	835,000,000	835,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/23/2025 (collateralized by a U.S. Treasury Note, 4.500% due 11/15/2033, valued at $122,400,007); expected proceeds $120,205,333	4.400%	07/01/2025	07/07/2025	120,000,000	120,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bonds, 3.000% - 4.750% due 02/15/2041 - 02/15/2053, valued at $2,282,760,053); expected proceeds $2,238,272,912	4.390%	07/01/2025	07/01/2025	2,238,000,000	2,238,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/15/2025 - 12/26/2025, U.S. Treasury Bonds, 1.375% - 4.750% due 05/15/2040 - 05/15/2055, U.S. Treasury Inflation Index Bonds, 0.125% - 1.500% due 02/15/2044 - 02/15/2053, U.S. Treasury Inflation Index Notes, 0.125% - 1.375% due 07/15/2025 - 07/15/2033 and U.S. Treasury Notes, 0.250% - 4.875% due 09/30/2025 - 05/15/2035, valued at $510,000,023); expected proceeds $500,060,972	4.390%	07/01/2025	07/01/2025	$500,000,000	$500,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 3.875% due 07/15/2025 – 02/15/2047 and U.S. Treasury Notes, 1.125% – 4.750% due 05/15/2040 – 05/15/2054, valued at $1,085,406,564); expected proceeds $1,065,129,871	4.390%	07/01/2025	07/01/2025	1,065,000,000	1,065,000,000
Agreement with Mizuho Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 2.625% - 3.750% due 04/30/2027 - 07/31/2029, valued at $255,031,173); expected proceeds $250,030,486	4.390%	07/01/2025	07/01/2025	250,000,000	250,000,000
Agreement with National Australia Bank, Ltd., dated 06/30/2025 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $254,914,155); expected proceeds $250,030,417	4.380%	07/01/2025	07/01/2025	250,000,000	250,000,000
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 2.250% – 4.125% due 11/30/2031 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2030 – 11/15/2044, valued at $139,886,991); expected proceeds $136,909,412	4.400%	07/01/2025	07/01/2025	136,892,681	136,892,681
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 3.000% – 3.125% due 08/15/2044 – 18/15/2048 and U.S. Treasury Strips, 0.000% due 08/15/2039 – 11/15/2052, valued at $317,629,254); expected proceeds $309,081,522	4.400%	07/01/2025	07/01/2025	309,043,750	309,043,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.625% due 05/15/2044, a U.S. Treasury Strip, 0.000% due 05/15/2029, U.S. Treasury Bills, 0.000% due 07/03/2025, U.S. Treasury Inflation Index Bonds, 0.750% - 2.125% due 02/15/2041 - 02/15/2053, U.S. Treasury Inflation Index Notes, 0.875% - 1.875% due 04/15/2028 - 07/15/2034 and U.S. Treasury Notes, 0.375% - 4.875% due 11/30/2025 - 08/31/2031, valued at $525,300,000); expected proceeds $515,062,658	4.380%	07/01/2025	07/01/2025	515,000,000	515,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.500% - 4.250% due 01/31/2027 - 04/30/2028, valued at $561,000,003); expected proceeds $550,067,222	4.400%	07/01/2025	07/01/2025	550,000,000	550,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/26/2025 (collateralized by U.S. Treasury Bonds, 1.250% - 6.625% due 02/15/2026 - 02/15/20535, valued at $255,000,031); expected proceeds $253,608,333 (d)	4.330%	07/24/2025	07/24/2025	250,000,000	250,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 04/01/2025 (collateralized by a U.S. Treasury Note, 3.750% due 06/30/2027 and U.S. Treasury Bonds, 1.375% - 6.875% due 08/15/2025 - 02/15/2055, valued at $255,000,009); expected proceeds $253,608,333 (d)	4.330%	07/30/2025	07/30/2025	$250,000,000	$250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.375% due 08/15/2043, valued at $20,400,090); expected proceeds $20,002,439	4.390%	07/01/2025	07/01/2025	20,000,000	20,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, U.S. Treasury Bills, 0.000% due 07/10/2025, U.S. Treasury Bonds, 1.875% - 4.750% due 11/15/2041 - 05/15/2055, U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 07/15/2026 - 07/15/2034 and U.S. Treasury Notes, 0.375% - 4.875% due 12/31/2025 - 05/15/2034, valued at $657,900,016); expected proceeds $645,078,654	4.390%	07/01/2025	07/01/2025	645,000,000	645,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.375% - 4.875% due 02/28/2026 - 07/31/2027, valued at $51,000,065); expected proceeds $50,006,111	4.400%	07/01/2025	07/01/2025	50,000,000	50,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/08/2025 - 11/20/2025, U.S. Treasury Bonds, 1.375% - 6.125% due 11/15/2027 - 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.875% - 3.875% due 01/15/2028 - 02/15/2049, U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 10/15/2029 - 07/15/2031, U.S. Treasury Notes, 0.250% - 5.000% due 07/31/2025 - 06/30/2032 and U.S. Treasury Strips, 0.000% due 02/15/2026 - 02/15/2037, valued at $122,400,002); expected proceeds $120,014,633	4.390%	07/01/2025	07/01/2025	120,000,000	120,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% - 2.375% due 02/15/2040 - 02/15/2055 and U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 10/15/2025 - 01/15/2035, valued at $510,062,192); expected proceeds $500,060,972	4.390%	07/01/2025	07/01/2025	500,000,000	500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					23,569,936,431
TOTAL INVESTMENTS (e)(f)–94.3%					56,568,388,420
Other Assets in Excess of Liabilities —5.7%					3,401,589,596
NET ASSETS –100.0%					$59,969,978,016
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Illiquid security. These securities represent $1,400,000,000 or 2.3% of net assets as of June 30, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$32,998,451,989
Repurchase agreements, at value and amortized cost	23,569,936,431
Total Investments	56,568,388,420
Cash	5,019,124,565
Receivable for investments sold	220,498,453
Interest receivable — unaffiliated issuers	90,054,947
Other receivable	994,699
TOTAL ASSETS	61,899,061,084
LIABILITIES
Payable for investments purchased	1,924,885,643
Advisory and administrator fee payable	2,400,656
Custody, sub-administration and transfer agent fees payable	1,609,967
Trustees’ fees and expenses payable	12,515
Professional fees payable	100,702
Printing fees payable	30,257
Accrued expenses and other liabilities	43,328
TOTAL LIABILITIES	1,929,083,068
NET ASSETS	$59,969,978,016
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,238,519,922
EXPENSES
Advisory and administrator fee	14,104,285
Custodian, sub-administrator and transfer agent fees	1,693,076
Trustees’ fees and expenses	129,250
Professional fees	184,875
Printing and postage fees	29,355
Insurance expense	7,519
Miscellaneous expenses	12,927
TOTAL EXPENSES	16,161,287
NET INVESTMENT INCOME (LOSS)	$1,222,358,635
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,483
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,222,387,118
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,222,358,635	$2,558,755,151
Net realized gain (loss)	28,483	(61,195)
Net increase (decrease) in net assets resulting from operations	1,222,387,118	2,558,693,956
CAPITAL TRANSACTIONS
Contributions	124,467,259,923	217,367,694,672
Withdrawals	(122,235,077,982)	(209,524,911,840)
Net increase (decrease) in net assets from capital transactions	2,232,181,941	7,842,782,832
Net increase (decrease) in net assets during the period	3,454,569,059	10,401,476,788
Net assets at beginning of period	56,515,408,957	46,113,932,169
NET ASSETS AT END OF PERIOD	$59,969,978,016	$56,515,408,957
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	2.14%	5.30%	5.17%	1.65%	0.01%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$59,969,978	$56,515,409	$46,113,932	$43,687,095	$27,061,311	$28,049,358
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.31%(b)	5.14%	5.01%	1.91%	0.01%	0.41%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of  the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2025, the Portfolio had invested in repurchase agreements with the gross values of $23,569,936,431 and associated collateral equal to $24,042,727,168.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2025.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

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Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex-U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$2,255,730,975	$3,453,886,713	$678,763,457
Receivable for investments sold	9,125,932	10,160,445	5,195,981
Receivable for fund shares sold	5,346,589	2,911,429	512,650
Receivable from Adviser	179,367	492,525	39,658
TOTAL ASSETS	2,270,382,863	3,467,451,112	684,511,746
LIABILITIES
Payable for fund shares repurchased	14,466,786	13,066,139	5,702,895
Advisory fee payable	45,461	167,354	16,322
Custodian fees payable	18,068	18,049	18,059
Administration fees payable	90,923	139,463	27,203
Distribution fees payable	2,806	3,263	7,457
Trustees’ fees and expenses payable	884	884	884
Transfer agent fees payable	19,685	15,760	8,428
Sub-transfer agent fee payable	7,623	7,178	8,455
Registration and filing fees payable	7,894	5,662	6,577
Professional fees payable	14,566	27,955	14,265
Printing and postage fees payable	15,388	18,651	9,708
Distribution payable	443	—	—
Accrued expenses and other liabilities	5,937	704,161	4,865
TOTAL LIABILITIES	14,696,464	14,174,519	5,825,118
NET ASSETS	$2,255,686,399	$3,453,276,593	$678,686,628
NET ASSETS CONSIST OF:
Paid-in capital	$2,333,196,686	$2,968,947,927	$603,781,067
Total distributable earnings (loss)	(77,510,287)	484,328,666	74,905,561
NET ASSETS	$2,255,686,399	$3,453,276,593	$678,686,628
Class A
Net Assets	$13,260,092	$15,443,269	$36,438,840
Shares Outstanding	152,545	128,181	117,305
Net asset value, offering and redemption price per share	$86.93	$120.48	$310.63
Maximum sales charge	3.75%	5.25%	5.25%
Maximum offering price per share	$90.32	$127.16	$327.84
Class I
Net Assets	$6,605,683	$5,946,689	$9,053,438
Shares Outstanding	76,104	49,262	29,078
Net asset value, offering and redemption price per share	$86.80	$120.72	$311.35
Class K
Net Assets	$2,235,820,624	$3,431,886,635	$633,194,350
Shares Outstanding	25,802,857	28,355,325	2,033,066
Net asset value, offering and redemption price per share	$86.65	$121.03	$311.45
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$2,262,149,579	$2,988,450,894	$617,424,723
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund
INVESTMENT INCOME
Dividend income from corresponding affiliated Portfolio	$29,482,393	$—	$—
EXPENSES
Advisory fee	224,173	817,963	94,254
Administration fees	448,347	681,636	157,089
Sub-transfer agent fee
Class A	9,747	13,608	38,028
Class I	—	2,418	1,945
Distribution fees
Class A	16,091	18,900	44,939
Custodian fees	17,991	17,966	17,991
Trustees’ fees and expenses	10,413	10,413	10,414
Transfer agent fees	94,415	75,462	24,943
Registration and filing fees	100,587	127,678	28,218
Professional fees and expenses	9,896	27,540	8,772
Printing and postage fees	14,460	14,599	7,039
Insurance expense	1,128	2,154	739
Miscellaneous expenses	66,517	757,895	49,018
TOTAL EXPENSES	1,013,765	2,568,232	483,389
Expenses waived/reimbursed by the Adviser	(932,332)	(2,192,487)	(303,595)
NET EXPENSES	81,433	375,745	179,794
NET INVESTMENT INCOME (LOSS)	$29,400,960	$(375,745)	$(179,794)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(12,998,729)	24,000,988	(3,703,815)
Net change in unrealized appreciation/depreciation on:
Investments in corresponding affiliated Portfolio	59,700,219	465,577,040	24,949,034
NET REALIZED AND UNREALIZED GAIN (LOSS)	46,701,490	489,578,028	21,245,219
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$76,102,450	$489,202,283	$21,065,425
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,400,960	$37,826,958	$(375,745)	$69,396,502	$(179,794)	$13,617,587
Net realized gain (loss)	(12,998,729)	(14,003,104)	24,000,988	24,457,917	(3,703,815)	18,611,982
Net change in unrealized appreciation/depreciation	59,700,219	(14,239,982)	465,577,040	(30,329,010)	24,949,034	63,851,494
Net increase (decrease) in net assets resulting from operations	76,102,450	9,583,872	489,202,283	63,525,409	21,065,425	96,081,063
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(194,398)	(443,693)	—	(594,117)	—	(682,929)
Class I	(107,006)	(337,651)	—	(222,133)	—	(181,379)
Class K	(29,107,881)	(37,068,869)	—	(98,781,502)	—	(12,404,818)
Total distributions to shareholders	(29,409,285)	(37,850,213)	—	(99,597,752)	—	(13,269,126)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	3,510,420	2,987,769	4,958,687	5,005,986	2,891,282	9,946,311
Reinvestment of distributions	164,011	372,100	—	594,117	—	675,574
Cost of shares redeemed	(3,070,528)	(5,537,115)	(7,466,844)	(4,325,320)	(6,103,889)	(10,024,155)
Net increase (decrease) from capital share transactions	603,903	(2,177,246)	(2,508,157)	1,274,783	(3,212,607)	597,730
Class I
Proceeds from sale of shares sold	254,383	1,988,990	502,969	208,699	2,020,522	2,677,276
Reinvestment of distributions	10,898	84,831	—	222,133	—	181,379
Cost of shares redeemed	(633,257)	(7,561,466)	(734,873)	(429,943)	(2,486,922)	(4,828,168)
Net increase (decrease) from capital share transactions	(367,976)	(5,487,645)	(231,904)	889	(466,400)	(1,969,513)
Class K
Proceeds from sale of shares sold	829,825,029	957,681,134	884,996,457	1,123,498,742	86,274,161	152,542,516
Reinvestment of distributions	28,742,115	36,347,380	—	97,318,380	—	11,870,845
Cost of shares redeemed	(207,965,117)	(216,961,487)	(262,145,671)	(312,943,013)	(67,432,728)	(135,741,177)
Net increase (decrease) from capital share transactions	650,602,027	777,067,027	622,850,786	907,874,109	18,841,433	28,672,184
Net increase (decrease) in net assets from beneficial interest transactions	650,837,954	769,402,136	620,110,725	909,149,781	15,162,426	27,300,401
Net increase (decrease) in net assets during the period	697,531,119	741,135,795	1,109,313,008	873,077,438	36,227,851	110,112,338
Net assets at beginning of period	1,558,155,280	817,019,485	2,343,963,585	1,470,886,147	642,458,777	532,346,439
NET ASSETS AT END OF PERIOD	$2,255,686,399	$1,558,155,280	$3,453,276,593	$2,343,963,585	$678,686,628	$642,458,777
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	40,707	34,604	45,136	46,381	9,990	35,441
Reinvestment of distributions	1,908	4,325	—	5,795	—	2,182
Shares redeemed	(35,643)	(64,082)	(67,564)	(39,802)	(20,810)	(35,091)
Net increase (decrease) from share transactions	6,972	(25,153)	(22,428)	12,374	(10,820)	2,532
Class I
Shares sold	2,965	23,236	4,411	1,904	6,948	9,404
Reinvestment of distributions	127	998	—	2,166	—	586
Shares redeemed	(7,421)	(88,933)	(6,521)	(3,953)	(8,064)	(17,474)
Net increase (decrease) from share transactions	(4,329)	(64,699)	(2,110)	117	(1,116)	(7,484)
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex-U.S. Index Fund		State Street Small/Mid Cap Equity Index Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
Class K
Shares sold	9,720,067	11,176,791	7,970,473	10,418,893	297,245	538,757
Reinvestment of distributions	335,644	423,877	—	947,045	—	38,329
Shares redeemed	(2,423,333)	(2,533,988)	(2,342,072)	(2,912,897)	(230,758)	(468,776)
Net increase (decrease) from share transactions	$7,632,378	$9,066,680	$5,628,401	$8,453,041	$66,487	$108,310
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$85.01	$86.99	$85.06	$100.32	$105.53	$101.10
Income (loss) from investment operations:
Net investment income (loss) (b)	1.23	2.86	2.37	1.79	1.45	2.18
Net realized and unrealized gain (loss)	1.98	(1.99)	1.91	(15.40)	(3.79)	5.10
Total from investment operations	3.21	0.87	4.28	(13.61)	(2.34)	7.28
Contribution from affiliates	—	—	—	0.06	—	—
Distributions to shareholders from:
Net investment income	(1.29)	(2.85)	(2.35)	(1.70)	(1.44)	(2.06)
Net realized gains	—	—	(0.00)(c)	(0.01)	(1.43)	(0.79)
Total distributions	(1.29)	(2.85)	(2.35)	(1.71)	(2.87)	(2.85)
Net asset value, end of period	$86.93	$85.01	$86.99	$85.06	$100.32	$105.53
Total return (d)	3.80%	1.01%	5.14%	(13.57)%(e)	(2.22)%	7.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,260	$12,375	$14,851	$14,390	$10,742	$11,200
Ratios to Average Net Assets:
Total expenses (f)	0.51%(g)	0.45%	0.57%	0.58%	0.58%	0.66%
Net expenses (f)	0.41%(g)	0.34%	0.45%	0.45%	0.47%	0.48%
Net investment income (loss)	2.90%(g)	3.32%	2.78%	2.01%	1.41%	2.08%
Portfolio turnover rate (h)	9%(i)	16%	14%	21%	21%	37%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.63)%.
(f)	Ratio does not include the expenses of the corresponding Portfolio.
(g)	Annualized.
(h)	Portfolio turnover rate is from the corresponding Portfolio.
(i)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$84.84	$86.73	$84.81	$100.03	$105.23	$100.80
Income (loss) from investment operations:
Net investment income (loss) (b)	1.40	3.11	2.79	1.94	1.69	2.38
Net realized and unrealized gain (loss)	1.96	(1.95)	1.69	(15.29)	(3.77)	5.20
Total from investment operations	3.36	1.16	4.48	(13.35)	(2.08)	7.58
Contribution from affiliates	—	—	—	0.06	—	—
Distributions to shareholders from:
Net investment income	(1.40)	(3.05)	(2.56)	(1.92)	(1.69)	(2.36)
Net realized gains	—	—	(0.00)(c)	(0.01)	(1.43)	(0.79)
Total distributions	(1.40)	(3.05)	(2.56)	(1.93)	(3.12)	(3.15)
Net asset value, end of period	$86.80	$84.84	$86.73	$84.81	$100.03	$105.23
Total return (d)	4.00%	1.35%	5.40%	(13.36)%(e)	(1.97)%	7.57%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,606	$6,824	$12,588	$6,870	$7,160	$8,073
Ratios to Average Net Assets:
Total expenses (f)	0.11%(g)	0.16%	0.32%	0.33%	0.33%	0.41%
Net expenses (f)	0.01%(g)	0.05%	0.20%	0.20%	0.22%	0.23%
Net investment income (loss)	3.29%(g)	3.62%	3.31%	2.16%	1.65%	2.27%
Portfolio turnover rate (h)	9%(i)	16%	14%	21%	21%	37%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.42)%.
(f)	Ratio does not include the expenses of the corresponding Portfolio.
(g)	Annualized.
(h)	Portfolio turnover rate is from the corresponding Portfolio.
(i)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$84.70	$86.73	$84.80	$100.01	$105.20	$100.80
Income (loss) from investment operations:
Net investment income (loss) (b)	1.39	3.34	2.77	2.13	1.92	2.59
Net realized and unrealized gain (loss)	1.96	(2.19)	1.88	(15.30)	(3.79)	5.20
Total from investment operations	3.35	1.15	4.65	(13.17)	(1.87)	7.79
Contribution from affiliates	—	—	—	0.06	—	—
Distributions to shareholders from:
Net investment income	(1.40)	(3.18)	(2.72)	(2.09)	(1.89)	(2.60)
Net realized gains	—	—	(0.00)(c)	(0.01)	(1.43)	(0.79)
Total distributions	(1.40)	(3.18)	(2.72)	(2.10)	(3.32)	(3.39)
Net asset value, end of period	$86.65	$84.70	$86.73	$84.80	$100.01	$105.20
Total return (d)	3.99%	1.34%	5.61%	(13.19)%(e)	(1.77)%	7.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,235,821	$1,538,957	$789,581	$588,019	$621,039	$362,294
Ratios to Average Net Assets:
Total expenses (f)	0.11%(g)	0.12%	0.12%	0.13%	0.13%	0.21%
Net expenses (f)	0.01%(g)	0.00%(h)	0.00%(h)	0.00%(h)	0.02%	0.03%
Net investment income (loss)	3.28%(g)	3.90%	3.26%	2.38%	1.88%	2.47%
Portfolio turnover rate (i)	9%(j)	16%	14%	21%	21%	37%
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.25)%.
(f)	Ratio does not include the expenses of the corresponding Portfolio.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate is from the corresponding Portfolio.
(j)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$101.98	$101.47	$90.38	$111.26	$107.01	$98.00
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.25)	2.72	2.53	1.73	2.53	1.63
Net realized and unrealized gain (loss)	18.75	1.89	11.13	(20.44)	5.89	8.74
Total from investment operations	18.50	4.61	13.66	(18.71)	8.42	10.37
Distributions to shareholders from:
Net investment income	—	(2.73)	(2.51)	(1.76)	(2.40)	(1.34)
Net realized gains	—	(1.37)	(0.06)	(0.41)	(1.77)	(0.02)
Total distributions	—	(4.10)	(2.57)	(2.17)	(4.17)	(1.36)
Net asset value, end of period	$120.48	$101.98	$101.47	$90.38	$111.26	$107.01
Total return (c)	18.14%	4.53%	15.15%	(16.83)%	7.88%	10.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,443	$15,359	$14,026	$11,845	$12,507	$9,413
Ratios to Average Net Assets:
Total expenses (d)	0.61%(e)	0.62%	0.64%	0.63%	0.63%	0.70%
Net expenses (d)	0.46%(e)	0.44%	0.47%	0.47%	0.46%	0.46%
Net investment income (loss)	(0.46)%(e)	2.55%	2.61%	1.82%	2.21%	1.79%
Portfolio turnover rate (f)	4%(g)	1%	1%	2%	2%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$102.01	$101.51	$90.44	$111.37	$107.12	$98.10
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.06)	3.08	6.17	2.11	2.87	1.26
Net realized and unrealized gain (loss)	18.77	1.94	7.88	(20.57)	5.91	9.44
Total from investment operations	18.71	5.02	14.05	(18.46)	8.78	10.70
Distributions to shareholders from:
Net investment income	—	(3.15)	(2.92)	(2.06)	(2.76)	(1.66)
Net realized gains	—	(1.37)	(0.06)	(0.41)	(1.77)	(0.02)
Total distributions	—	(4.52)	(2.98)	(2.47)	(4.53)	(1.68)
Net asset value, end of period	$120.72	$102.01	$101.51	$90.44	$111.37	$107.12
Total return (c)	18.35%	4.92%	15.58%	(16.58)%	8.21%	10.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,947	$5,240	$5,203	$788	$676	$419
Ratios to Average Net Assets:
Total expenses (d)	0.27%(e)	0.25%	0.24%	0.33%	0.32%	0.40%
Net expenses (d)	0.11%(e)	0.07%	0.07%	0.17%	0.16%	0.16%
Net investment income (loss)	(0.11)%(e)	2.88%	6.38%	2.23%	2.50%	1.37%
Portfolio turnover rate (f)	4%(g)	1%	1%	2%	2%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$102.23	$101.70	$90.58	$111.50	$107.24	$98.20
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.01)	4.37	3.15	2.23	3.41	2.49
Net realized and unrealized gain (loss)	18.81	0.72	11.00	(20.57)	5.54	8.40
Total from investment operations	18.80	5.09	14.15	(18.34)	8.95	10.89
Distributions to shareholders from:
Net investment income	—	(3.19)	(2.97)	(2.17)	(2.92)	(1.83)
Net realized gains	—	(1.37)	(0.06)	(0.41)	(1.77)	(0.02)
Total distributions	—	(4.56)	(3.03)	(2.58)	(4.69)	(1.85)
Net asset value, end of period	$121.03	$102.23	$101.70	$90.58	$111.50	$107.24
Total return (c)	18.39%	4.98%	15.67%	(16.45)%	8.36%	11.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,431,887	$2,323,364	$1,451,657	$1,125,177	$1,136,787	$795,026
Ratios to Average Net Assets:
Total expenses (d)	0.19%(e)	0.20%	0.19%	0.18%	0.18%	0.25%
Net expenses (d)	0.02%(e)	0.02%	0.02%	0.02%	0.01%	0.01%
Net investment income (loss)	(0.02)%(e)	4.08%	3.24%	2.35%	2.97%	2.70%
Portfolio turnover rate (f)	4%(g)	1%	1%	2%	2%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity ex-U.S. Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$302.28	$263.26	$215.67	$338.94	$330.61	$253.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.72)	5.55	2.47	2.63	10.39	2.82
Net realized and unrealized gain (loss)	9.07	38.83	50.64	(90.34)	29.12	77.73
Total from investment operations	8.35	44.38	53.11	(87.71)	39.51	80.55
Contribution from affiliates	—	—	—	0.17	—	—
Distributions to shareholders from:
Net investment income	—	(5.36)	(3.02)	(2.60)	(10.62)	(0.71)
Net realized gains	—	—	(2.34)	(33.13)	(20.56)	(2.63)
Return of capital	—	—	(0.16)	—	—	—
Total distributions	—	(5.36)	(5.52)	(35.73)	(31.18)	(3.34)
Net asset value, end of period	$310.63	$302.28	$263.26	$215.67	$338.94	$330.61
Total return (c)	2.76%	16.81%	24.60%	(25.74)%(d)	11.95%	31.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$36,439	$38,729	$33,064	$29,512	$44,290	$25,877
Ratios to Average Net Assets:
Total expenses (e)	0.59%(f)	0.44%	0.58%	0.59%	0.60%	0.69%
Net expenses (e)	0.49%(f)	0.35%	0.47%	0.47%	0.49%	0.50%
Net investment income (loss)	(0.49)%(f)	1.96%	1.05%	0.95%	2.82%	1.12%
Portfolio turnover rate (g)	12%(h)	24%	24%	19%	28%	52%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.80)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$302.34	$263.30	$215.69	$338.99	$330.66	$253.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.11)	6.09	3.24	3.58	9.73	3.20
Net realized and unrealized gain (loss)	9.12	39.08	50.56	(90.69)	30.71	78.24
Total from investment operations	9.01	45.17	53.80	(87.11)	40.44	81.44
Contribution from affiliates	—	—	—	0.17	—	—
Distributions to shareholders from:
Net investment income	—	(6.13)	(3.66)	(3.23)	(11.55)	(1.55)
Net realized gains	—	—	(2.34)	(33.13)	(20.56)	(2.63)
Return of capital	—	—	(0.19)	—	—	—
Total distributions	—	(6.13)	(6.19)	(36.36)	(32.11)	(4.18)
Net asset value, end of period	$311.35	$302.34	$263.30	$215.69	$338.99	$330.66
Total return (c)	2.98%	17.10%	24.92%	(25.56)%(d)	12.22%	32.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,053	$9,129	$9,921	$8,058	$11,663	$7,400
Ratios to Average Net Assets:
Total expenses (e)	0.17%(f)	0.20%	0.33%	0.34%	0.35%	0.44%
Net expenses (e)	0.08%(f)	0.11%	0.22%	0.22%	0.24%	0.25%
Net investment income (loss)	(0.08)%(f)	2.15%	1.37%	1.31%	2.65%	1.28%
Portfolio turnover rate (g)	12%(h)	24%	24%	19%	28%	52%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.62)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$302.35	$263.34	$215.72	$339.03	$330.71	$253.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.04)	6.56	3.97	4.39	12.44	7.44
Net realized and unrealized gain (loss)	9.14	38.86	50.38	(91.00)	28.74	74.73
Total from investment operations	9.10	45.42	54.35	(86.61)	41.18	82.17
Contribution from affiliates	—	—	—	0.17	—	—
Distributions to shareholders from:
Net investment income	—	(6.41)	(4.17)	(3.74)	(12.30)	(2.23)
Net realized gains	—	—	(2.34)	(33.13)	(20.56)	(2.63)
Return of capital	—	—	(0.22)	—	—	—
Total distributions	—	(6.41)	(6.73)	(36.87)	(32.86)	(4.86)
Net asset value, end of period	$311.45	$302.35	$263.34	$215.72	$339.03	$330.71
Total return (c)	3.01%	17.19%	25.17%	(25.41)%(d)	12.45%	32.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$633,194	$594,601	$489,362	$329,843	$354,408	$216,700
Ratios to Average Net Assets:
Total expenses (e)	0.13%(f)	0.12%	0.13%	0.14%	0.15%	0.24%
Net expenses (e)	0.03%(f)	0.03%	0.02%	0.02%	0.04%	0.05%
Net investment income (loss)	(0.03)%(f)	2.31%	1.68%	1.60%	3.38%	2.91%
Portfolio turnover rate (g)	12%(h)	24%	24%	19%	28%	52%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Fund underwent a 1-for-20 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.47)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.9%
ADVERTISING — 0.0% *
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$100,000	$89,090
3.38%, 3/1/2041	70,000	51,967
4.65%, 10/1/2028	10,000	10,053
5.38%, 6/15/2033	140,000	142,005
5.40%, 10/1/2048 (a)	25,000	23,184
Omnicom Group, Inc.:
2.45%, 4/30/2030 (a)	100,000	91,189
2.60%, 8/1/2031	200,000	177,164
5.30%, 11/1/2034 (a)	200,000	201,696
		786,348
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.95%, 2/1/2030	50,000	46,365
3.25%, 2/1/2028	50,000	48,497
3.25%, 3/1/2028	25,000	24,150
3.38%, 6/15/2046	25,000	17,030
3.50%, 3/1/2039	250,000	194,863
3.55%, 3/1/2038	165,000	132,441
3.63%, 2/1/2031	30,000	28,264
3.65%, 3/1/2047	100,000	69,877
3.75%, 2/1/2050	50,000	35,317
3.83%, 3/1/2059	250,000	169,548
5.04%, 5/1/2027	150,000	151,130
5.15%, 5/1/2030	1,200,000	1,222,056
5.71%, 5/1/2040	1,150,000	1,134,233
5.81%, 5/1/2050	200,000	191,872
5.93%, 5/1/2060	900,000	855,045
6.26%, 5/1/2027	385,000	396,126
6.30%, 5/1/2029	125,000	132,159
6.39%, 5/1/2031	55,000	59,153
6.53%, 5/1/2034	430,000	467,608
6.86%, 5/1/2054	695,000	761,185
7.01%, 5/1/2064	1,075,000	1,180,844
Embraer Netherlands Finance BV 5.98%, 2/11/2035 (a)	80,000	82,509
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	198,670
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	500,000	479,585
General Dynamics Corp.:
2.25%, 6/1/2031	45,000	40,189
2.85%, 6/1/2041	790,000	577,245
3.63%, 4/1/2030	100,000	97,596
4.25%, 4/1/2050	60,000	50,476
4.95%, 8/15/2035	625,000	627,306
Hexcel Corp. 5.88%, 2/26/2035	70,000	71,234
Howmet Aerospace, Inc. 4.85%, 10/15/2031	500,000	507,175
Security Description	Principal Amount	Value
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	$15,000	$14,099
3.85%, 12/15/2026	50,000	49,716
4.40%, 6/15/2028	100,000	100,235
5.35%, 6/1/2034	800,000	817,520
5.40%, 1/15/2027	1,000,000	1,016,950
5.40%, 7/31/2033	250,000	257,055
5.50%, 8/15/2054	100,000	96,951
5.60%, 7/31/2053	75,000	73,439
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	351,273
3.60%, 3/1/2035	50,000	45,282
3.90%, 6/15/2032	70,000	67,381
4.15%, 6/15/2053	500,000	396,260
4.70%, 12/15/2031	40,000	40,504
4.70%, 5/15/2046	110,000	97,967
4.80%, 8/15/2034	500,000	498,475
5.20%, 2/15/2055	75,000	70,166
5.25%, 1/15/2033	500,000	519,025
5.70%, 11/15/2054	500,000	504,170
5.90%, 11/15/2063	500,000	514,935
Northrop Grumman Corp.:
3.25%, 1/15/2028	550,000	537,394
4.03%, 10/15/2047	100,000	79,715
4.65%, 7/15/2030	55,000	55,498
4.70%, 3/15/2033	205,000	204,084
4.75%, 6/1/2043	25,000	22,589
4.95%, 3/15/2053	515,000	462,295
5.20%, 6/1/2054	750,000	698,167
5.25%, 7/15/2035	35,000	35,673
RTX Corp.:
1.90%, 9/1/2031	125,000	106,964
2.25%, 7/1/2030	700,000	632,863
2.38%, 3/15/2032	750,000	652,747
2.82%, 9/1/2051	200,000	123,268
3.13%, 5/4/2027	200,000	196,164
3.13%, 7/1/2050	200,000	132,372
3.50%, 3/15/2027	136,000	134,388
4.13%, 11/16/2028	560,000	557,962
4.35%, 4/15/2047	450,000	375,853
4.45%, 11/16/2038	20,000	18,439
4.50%, 6/1/2042	100,000	88,563
4.63%, 11/16/2048	35,000	30,140
5.38%, 2/27/2053	600,000	573,708
5.75%, 11/8/2026	350,000	356,485
6.00%, 3/15/2031	350,000	375,966
6.40%, 3/15/2054	750,000	821,242
		22,853,690
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	215,650
3.40%, 2/4/2041	550,000	407,759
3.88%, 9/16/2046	100,000	73,827
4.45%, 5/6/2050	500,000	392,355
4.50%, 5/2/2043	25,000	20,829

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 2/14/2029	$1,040,000	$1,051,887
5.80%, 2/14/2039	285,000	288,682
5.95%, 2/14/2049 (a)	75,000	74,612
6.20%, 11/1/2028	500,000	527,825
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	103,735
3.25%, 3/27/2030	250,000	238,690
4.50%, 8/15/2033	500,000	490,075
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	496,660
2.73%, 3/25/2031	50,000	45,052
3.22%, 9/6/2026	100,000	98,615
3.46%, 9/6/2029	100,000	96,095
3.56%, 8/15/2027	100,000	98,373
3.98%, 9/25/2050	250,000	178,863
4.39%, 8/15/2037	100,000	89,465
4.54%, 8/15/2047	105,000	84,833
4.70%, 4/2/2027	250,000	251,208
4.76%, 9/6/2049	100,000	82,417
5.35%, 8/15/2032	750,000	767,182
5.63%, 8/15/2035	250,000	254,182
6.25%, 8/15/2055	180,000	182,110
6.42%, 8/2/2033 (a)	250,000	272,105
7.08%, 8/2/2043	200,000	220,698
7.08%, 8/2/2053	125,000	139,224
BAT International Finance PLC:
4.45%, 3/16/2028	250,000	250,503
5.93%, 2/2/2029	355,000	372,569
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	200,000	180,982
3.75%, 9/25/2027	30,000	29,730
4.20%, 9/17/2029	350,000	346,150
Philip Morris International, Inc.:
1.75%, 11/1/2030	150,000	130,737
2.10%, 5/1/2030	550,000	495,390
3.13%, 3/2/2028	200,000	194,912
4.13%, 4/28/2028	500,000	498,985
4.13%, 3/4/2043	25,000	20,892
4.25%, 11/10/2044	250,000	211,768
4.38%, 11/1/2027	750,000	753,412
4.38%, 4/30/2030	250,000	249,350
4.50%, 3/20/2042	50,000	44,074
4.63%, 11/1/2029	150,000	151,440
4.88%, 2/15/2028	100,000	101,674
4.88%, 4/30/2035	475,000	468,611
4.90%, 11/1/2034	150,000	149,217
5.13%, 2/15/2030	100,000	102,895
5.25%, 2/13/2034	750,000	764,715
5.38%, 2/15/2033	100,000	103,281
5.63%, 9/7/2033	400,000	419,120
5.75%, 11/17/2032	750,000	792,555
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	25,509
5.85%, 8/15/2045	1,175,000	1,133,804
		15,235,283
Security Description	Principal Amount	Value
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2019-1, Class AA, 3.15%, 8/15/2033	$54,653	$50,104
Series 2017-2, Class AA, 3.35%, 4/15/2031	62,114	58,833
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	70,103	66,372
Delta Air Lines, Inc.:
4.95%, 7/10/2028	165,000	165,931
5.25%, 7/10/2030	175,000	176,304
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	17,638	16,430
Southwest Airlines Co.:
2.63%, 2/10/2030	100,000	91,152
5.13%, 6/15/2027	700,000	706,307
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	49,198	44,054
Series 2016-1, Class AA, 3.10%, 1/7/2030	30,213	28,821
Series 2018-1, Class AA, 3.50%, 9/1/2031	78,233	73,758
Series 2019-1, Class AA, 4.15%, 2/25/2033	52,607	50,080
Series 2023-1, Class A, 5.80%, 7/15/2037	716,486	726,710
Series 2020-1, Class A, 5.88%, 4/15/2029	234,523	238,784
		2,493,640
APPAREL — 0.0% *
NIKE, Inc.:
2.38%, 11/1/2026	50,000	48,937
2.75%, 3/27/2027	500,000	489,130
2.85%, 3/27/2030	500,000	471,015
3.25%, 3/27/2040	200,000	159,296
3.38%, 3/27/2050	150,000	106,226
3.88%, 11/1/2045	30,000	23,908
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	14,022
5.00%, 6/15/2032	165,000	167,536
Tapestry, Inc.:
5.10%, 3/11/2030	400,000	405,236
5.50%, 3/11/2035	35,000	35,131
		1,920,437
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	85,000	81,993

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.00%, 3/24/2028	$115,000	$108,041
Series MTN, 2.25%, 1/12/2029	100,000	92,765
Series GMTN, 4.40%, 10/5/2026	300,000	300,231
4.55%, 3/3/2028	500,000	502,475
Series GMTN, 4.85%, 10/23/2031	250,000	250,563
4.90%, 3/12/2027	100,000	100,899
4.90%, 3/13/2029 (a)	100,000	101,526
Series GMTN, 4.90%, 1/10/2034 (a)	125,000	123,504
Series GMTN, 5.05%, 7/10/2031	250,000	253,310
Series GMTN, 5.25%, 7/7/2026 (a)	90,000	90,766
5.65%, 11/15/2028	100,000	103,844
Series GMTN, 5.85%, 10/4/2030	175,000	184,973
Cummins, Inc.:
1.50%, 9/1/2030 (a)	200,000	174,438
4.70%, 2/15/2031	100,000	100,790
5.15%, 2/20/2034 (a)	60,000	61,227
5.30%, 5/9/2035	600,000	609,258
5.45%, 2/20/2054	500,000	484,460
Ford Motor Co. 3.25%, 2/12/2032	750,000	632,400
Ford Motor Credit Co. LLC:
5.13%, 11/5/2026	500,000	498,990
5.30%, 9/6/2029	1,000,000	982,260
5.80%, 3/8/2029	500,000	501,160
5.85%, 5/17/2027	300,000	302,361
5.92%, 3/20/2028	200,000	202,004
6.13%, 3/8/2034	750,000	729,712
6.50%, 2/7/2035	1,000,000	999,150
6.53%, 3/19/2032	200,000	203,016
6.80%, 5/12/2028	1,000,000	1,033,640
6.80%, 11/7/2028	200,000	207,246
7.12%, 11/7/2033	200,000	207,520
7.35%, 3/6/2030	1,000,000	1,055,300
General Motors Co.:
5.15%, 4/1/2038	200,000	185,606
5.20%, 4/1/2045	200,000	171,454
5.35%, 4/15/2028 (a)	85,000	86,303
5.63%, 4/15/2030	200,000	204,480
6.25%, 4/15/2035	200,000	205,750
6.60%, 4/1/2036	100,000	105,729
6.75%, 4/1/2046	25,000	25,578
General Motors Financial Co., Inc.:
2.40%, 4/10/2028	100,000	94,013
2.40%, 10/15/2028	250,000	232,478
2.70%, 6/10/2031	500,000	437,180
4.30%, 4/6/2029	150,000	146,700
4.35%, 1/17/2027	185,000	183,927
Security Description	Principal Amount	Value
5.00%, 4/9/2027	$500,000	$503,085
5.00%, 7/15/2027	750,000	754,447
5.05%, 4/4/2028	210,000	211,609
5.35%, 7/15/2027	135,000	136,983
5.35%, 1/7/2030	500,000	505,835
5.40%, 5/8/2027	1,500,000	1,522,095
5.45%, 7/15/2030	250,000	253,605
5.45%, 9/6/2034	110,000	107,559
5.55%, 7/15/2029	545,000	556,641
5.60%, 6/18/2031	65,000	66,302
5.80%, 6/23/2028	750,000	772,717
5.90%, 1/7/2035	250,000	251,112
5.95%, 4/4/2034 (a)	545,000	552,886
6.00%, 1/9/2028	100,000	103,043
6.10%, 1/7/2034	300,000	308,859
6.15%, 7/15/2035	115,000	117,459
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	750,000	727,980
4.44%, 7/8/2028 (b)	250,000	250,293
4.69%, 7/8/2030 (b)	250,000	250,405
5.34%, 7/8/2035 (b)	250,000	250,673
PACCAR Financial Corp.:
Series MTN, 2.00%, 2/4/2027	105,000	101,779
4.25%, 6/23/2027	150,000	150,768
4.45%, 8/6/2027	165,000	166,799
Series R, 4.50%, 11/25/2026	60,000	60,429
4.55%, 3/3/2028	200,000	202,850
4.60%, 1/10/2028 (a)	100,000	101,352
Series MTN, 5.05%, 8/10/2026 (a)	200,000	202,054
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	60,000	56,412
Series MTN, 1.90%, 4/6/2028	100,000	94,252
Series GMTN, 3.05%, 1/11/2028	50,000	48,675
Series MTN, 4.35%, 10/8/2027	100,000	100,419
4.55%, 8/9/2029	750,000	756,397
4.60%, 1/8/2027	100,000	100,739
Series MTN, 4.60%, 10/10/2031	100,000	100,136
4.63%, 1/12/2028	125,000	126,500
Series MTN, 4.65%, 1/5/2029	1,000,000	1,012,490
4.80%, 5/15/2030 (a)	500,000	507,810
4.95%, 1/9/2030	100,000	102,296
Series B, 5.00%, 3/19/2027	350,000	355,085
5.05%, 5/16/2029	400,000	410,996
5.10%, 3/21/2031	1,250,000	1,284,075
5.35%, 1/9/2035	100,000	102,604
5.45%, 11/10/2027	200,000	205,806

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 11/20/2030	$250,000	$263,200
		28,176,531
AUTO PARTS & EQUIPMENT — 0.0% *
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	250,000	150,167
4.15%, 5/1/2052	500,000	358,400
4.35%, 3/15/2029	45,000	44,350
4.40%, 10/1/2046	30,000	22,721
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	50,000	48,364
4.95%, 8/15/2029	100,000	101,362
5.40%, 8/15/2034 (a)	75,000	75,872
Lear Corp.:
3.50%, 5/30/2030	25,000	23,584
3.55%, 1/15/2052	500,000	319,815
4.25%, 5/15/2029	25,000	24,567
5.25%, 5/15/2049 (a)	30,000	25,800
Magna International, Inc.:
5.50%, 3/21/2033 (a)	200,000	204,944
5.88%, 6/1/2035	75,000	76,879
		1,476,825
BANKS — 5.4%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	200,000	199,260
Series MTN, 4.42%, 12/16/2026	350,000	351,760
4.62%, 12/16/2029	250,000	254,210
4.75%, 1/18/2027	300,000	302,928
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029 (a)	250,000	257,562
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	400,000	416,120
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	193,168
2.75%, 12/3/2030	200,000	178,148
2.96%, 3/25/2031	200,000	182,666
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (a) (c)	400,000	358,340
4.38%, 4/12/2028	200,000	199,418
5.29%, 8/18/2027	1,000,000	1,016,520
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	600,000	610,788
5.44%, 7/15/2031	250,000	259,660
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	200,000	205,958
5.59%, 8/8/2028	300,000	309,843
6.03%, 1/17/2035	200,000	210,660
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	1,000,000	1,026,910
6.92%, 8/8/2033	200,000	216,672
Security Description	Principal Amount	Value
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	$3,770,000	$3,664,855
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	439,150
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	87,168
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	656,152
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	174,264
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	169,522
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	250,000	228,388
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	200,000	194,400
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	176,048
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	672,121
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	134,525
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	3,350,000	2,387,411
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	134,685
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	171,908
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	75,000	70,181
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (c)	200,000	129,174
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	875,000	783,396
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	2,100,000	1,999,158
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	537,390
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	750,000	732,967
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	249,501
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	250,000	246,138
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	182,972
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	100,000	78,335
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	150,000	147,701

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	$150,000	$130,271
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	600,000	476,952
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	200,000	182,180
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	500,000	498,615
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	250,000	249,948
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	150,000	128,157
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	491,730
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	235,000	236,539
Series MTN, 4.88%, 4/1/2044	50,000	46,316
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	250,000	252,862
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	500,000	507,260
Series MTN, 5.00%, 1/21/2044	100,000	94,487
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	500,000	505,905
SOFR + 1.00%, 5.16%, 1/24/2031 (c)	1,625,000	1,665,657
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,450,000	1,481,842
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	700,000	714,259
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	600,000	599,664
SOFR + 1.64%, 5.46%, 5/9/2036 (c)	850,000	872,125
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	450,000	462,262
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	190,000	195,411
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	350,000	349,135
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	505,000	512,999
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	300,000	312,720
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,050,000	1,108,170
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	300,000	305,238
6.11%, 1/29/2037	75,000	79,243
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	325,000	338,201
Security Description	Principal Amount	Value
Bank of America NA 5.53%, 8/18/2026	$750,000	$760,687
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	100,000	96,520
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	173,568
SOFR + 1.25%, 4.64%, 9/10/2030 (a) (c)	500,000	504,270
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (c)	350,000	355,740
5.20%, 2/1/2028 (a)	100,000	102,333
5.27%, 12/11/2026	400,000	405,428
5.37%, 6/4/2027 (a)	350,000	357,525
5.51%, 6/4/2031	300,000	313,635
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	1,000,000	1,013,680
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	100,000	93,350
Series J, 1.90%, 1/25/2029	150,000	138,687
Series MTN, 3.25%, 5/16/2027	100,000	98,635
Series MTN, 3.30%, 8/23/2029	250,000	240,040
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	250,000	247,083
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	100,000	101,337
SOFR + 0.89%, 4.94%, 2/11/2031 (c)	750,000	765,457
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	350,000	351,200
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (a) (c)	500,000	511,715
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	100,000	102,225
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	335,000	339,278
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	65,000	66,166
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	145,000	150,132
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	115,000	121,979
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	250,000	275,250
Bank of Nova Scotia:
1.30%, 9/15/2026	200,000	193,218
2.15%, 8/1/2031 (a)	100,000	87,354
2.95%, 3/11/2027	100,000	98,074
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	500,000	500,895

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	$500,000	$472,520
SOFR + 1.44%, 4.74%, 11/10/2032 (c)	200,000	199,820
4.85%, 2/1/2030	85,000	86,586
SOFR + 0.89%, 4.93%, 2/14/2029 (c)	750,000	759,225
5.35%, 12/7/2026	500,000	507,190
Series GMTN, 5.45%, 8/1/2029	145,000	150,600
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	193,892
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	177,542
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	177,106
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	185,323
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	229,683
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	430,644
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	500,000	503,765
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	200,000	201,470
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	202,072
5.25%, 8/17/2045 (a)	25,000	23,983
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	200,000	198,612
SOFR + 1.23%, 5.37%, 2/25/2031 (c)	1,000,000	1,021,110
SOFR + 1.49%, 5.67%, 3/12/2028 (c)	1,000,000	1,019,140
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	800,000	827,880
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	200,000	204,424
SOFR + 2.42%, 6.04%, 3/12/2055 (c)	350,000	358,904
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	200,000	212,302
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	250,000	264,172
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	700,000	715,855
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	200,000	218,468
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	212,316
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032	90,000	83,779
Security Description	Principal Amount	Value
SOFR + 0.93%, 4.51%, 9/11/2027 (c)	$500,000	$500,830
SOFR + 1.34%, 4.63%, 9/11/2030 (c)	160,000	160,058
SOFR + 0.72%, 4.86%, 1/13/2028 (c)	1,100,000	1,108,041
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	150,000	151,589
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	100,000	102,394
5.26%, 4/8/2029 (a)	65,000	66,894
5.62%, 7/17/2026	600,000	607,470
6.09%, 10/3/2033 (a)	125,000	133,944
Capital One NA 3.45%, 7/27/2026	25,000	24,719
Citibank NA:
4.58%, 5/29/2027	415,000	417,195
4.84%, 8/6/2029 (a)	455,000	464,587
SOFR + 0.71%, 4.88%, 11/19/2027 (c)	350,000	352,191
4.91%, 5/29/2030	355,000	361,773
5.49%, 12/4/2026	1,020,000	1,036,524
5.57%, 4/30/2034	250,000	260,157
5.80%, 9/29/2028	350,000	366,012
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	126,753
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	761,865
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	136,022
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	3,000,000	2,127,270
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	93,537
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	120,699
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	700,000	684,754
3.20%, 10/21/2026	300,000	295,878
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	250,000	244,818
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	100,000	98,439
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	466,520
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	250,000	247,738
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	250,000	247,535
4.13%, 7/25/2028	70,000	69,516

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	$150,000	$123,386
4.30%, 11/20/2026	50,000	49,918
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	1,750,000	1,730,907
4.45%, 9/29/2027	150,000	150,096
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	1,050,000	1,044,813
SOFR + 1.14%, 4.64%, 5/7/2028 (c)	350,000	351,029
4.65%, 7/30/2045	25,000	21,962
4.65%, 7/23/2048	250,000	215,633
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	501,945
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	350,000	352,520
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	498,820
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	350,000	354,011
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	550,000	560,972
5.30%, 5/6/2044	50,000	46,783
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	244,053
SOFR + 1.47%, 5.33%, 3/27/2036 (a) (c)	500,000	503,865
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	300,000	306,645
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	750,000	761,190
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	350,000	343,311
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	250,000	254,847
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	820,000	841,927
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	285,000	297,568
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	885,000	953,189
6.68%, 9/13/2043	175,000	191,121
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	68,022
2.85%, 7/27/2026	25,000	24,562
SOFR + 1.26%, 5.25%, 3/5/2031 (c)	655,000	663,705
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	300,000	310,653
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	125,000	129,418
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	190,000	204,871
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (c)	250,000	242,983
Security Description	Principal Amount	Value
Comerica, Inc. 4.00%, 2/1/2029 (a)	$50,000	$48,851
Commonwealth Bank of Australia 4.42%, 3/14/2028 (a)	250,000	252,337
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	500,000	496,320
4.37%, 5/27/2027	250,000	251,598
4.88%, 1/21/2028	1,250,000	1,276,262
5.50%, 10/5/2026	200,000	203,292
5.75%, 12/1/2043	50,000	50,394
Deutsche Bank AG:
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	485,175
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	500,000	485,590
SOFR + 1.70%, 5.00%, 9/11/2030 (c)	150,000	150,971
SOFR + 1.72%, 5.30%, 5/9/2031 (c)	650,000	660,185
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	165,000	167,930
SOFR + 2.05%, 5.40%, 9/11/2035 (a) (c)	505,000	502,177
5.41%, 5/10/2029	1,000,000	1,035,640
SOFR + 1.59%, 5.71%, 2/8/2028 (a) (c)	150,000	152,511
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	150,000	157,485
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	200,000	213,214
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	330,000	338,412
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	484,305
3.95%, 3/14/2028	100,000	99,048
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	60,000	59,606
SOFR + 1.49%, 4.90%, 9/6/2030 (a) (c)	90,000	91,006
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	435,000	452,696
Fifth Third Bank NA SOFR + 0.81%, 4.97%, 1/28/2028 (c)	250,000	251,880
First Citizens BancShares, Inc. SOFR + 1.41%, 5.23%, 3/12/2031 (c)	250,000	251,578
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (c)	160,000	162,307
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	350,000	352,002
Goldman Sachs Group, Inc.:
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	150,000	144,845

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	$230,000	$222,769
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	77,912
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	458,509
2.60%, 2/7/2030	750,000	693,315
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	160,108
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	590,000	573,079
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	101,443
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	180,050
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	655,000	489,586
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,350,000	1,029,901
3.50%, 11/16/2026	250,000	247,143
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	493,285
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	250,000	246,540
3.80%, 3/15/2030 (a)	250,000	243,940
3.85%, 1/26/2027	2,000,000	1,986,940
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	200,000	174,310
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	500,000	497,195
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	350,000	315,360
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	385,000	385,466
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	85,000	85,249
4.75%, 10/21/2045	50,000	44,361
Series MTN, 4.80%, 7/8/2044	50,000	44,938
SOFR + 1.32%, 4.94%, 4/23/2028 (c)	180,000	181,494
SOFR + 1.42%, 5.02%, 10/23/2035 (c)	1,195,000	1,180,576
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	1,140,000	1,158,263
5.15%, 5/22/2045	250,000	224,735
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	205,000	209,744
SOFR + 1.58%, 5.22%, 4/23/2031 (c)	2,120,000	2,173,890
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	120,000	121,426
Security Description	Principal Amount	Value
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	$1,265,000	$1,297,384
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	400,000	393,900
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	150,000	156,135
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	285,000	285,336
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	60,000	62,929
5.95%, 1/15/2027	50,000	51,383
6.25%, 2/1/2041	200,000	213,912
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	1,000,000	1,061,040
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (c)	750,000	829,762
6.75%, 10/1/2037	150,000	164,594
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	189,464
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	186,250
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	177,602
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	182,736
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	250,000	247,940
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	250,000	250,348
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	488,755
SOFR + 1.03%, 4.90%, 3/3/2029 (c)	205,000	206,683
4.95%, 3/31/2030	250,000	254,132
SOFR + 1.29%, 5.13%, 3/3/2031 (c)	250,000	253,180
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	1,295,000	1,318,983
5.25%, 3/14/2044	250,000	236,893
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	1,000,000	1,021,440
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	250,000	256,485
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	200,000	201,082
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	250,000	257,372
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	500,000	509,560
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	250,000	259,285
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	1,000,000	1,039,590

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.88%, 5.79%, 5/13/2036 (c)	$265,000	$272,722
SOFR + 1.90%, 5.87%, 11/18/2035 (c)	500,000	505,620
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	1,000,000	1,014,050
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	750,000	779,790
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	200,000	213,836
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,000,000	1,074,790
6.50%, 9/15/2037 (a)	1,200,000	1,271,640
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	500,000	530,785
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	577,550
HSBC USA, Inc.:
4.65%, 6/3/2028	205,000	206,654
5.29%, 3/4/2027	500,000	508,250
Huntington Bancshares, Inc.:
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	145,000	148,518
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	200,000	204,346
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	500,000	510,290
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	300,000	314,715
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (c)	250,000	250,768
ING Groep NV:
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	200,000	198,732
4.55%, 10/2/2028 (a)	200,000	200,886
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	1,300,000	1,313,494
SOFR + 1.23%, 5.07%, 3/25/2031 (c)	300,000	305,211
SOFR + 1.44%, 5.34%, 3/19/2030 (a) (c)	210,000	215,502
SOFR + 1.61%, 5.53%, 3/25/2036 (c)	250,000	254,432
SOFR + 1.56%, 6.08%, 9/11/2027 (c)	200,000	203,692
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	200,000	212,516
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	110,947
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	86,655
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	563,894
Security Description	Principal Amount	Value
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	$200,000	$192,116
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	456,970
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	70,121
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	136,445
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	808,255
2.95%, 10/1/2026	350,000	344,907
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	620,000	605,901
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	522,269
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	89,850
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	126,209
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	168,158
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	1,700,000	1,283,041
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	339,723
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	185,000	181,202
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	200,000	197,074
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	125,000	121,695
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	250,000	247,815
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	200,000	176,432
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,100,000	879,857
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	50,000	40,507
4.13%, 12/15/2026	50,000	49,951
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	200,000	199,198
4.25%, 10/1/2027	80,000	80,350
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	100,000	84,200

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	$500,000	$499,660
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	249,530
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	140,000	140,417
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	140,000	140,568
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	265,000	265,927
4.85%, 2/1/2044 (a)	50,000	46,522
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	500,000	505,175
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,000,000	1,005,760
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	225,000	227,995
4.95%, 6/1/2045	50,000	45,698
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	130,000	128,658
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	95,000	96,211
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	200,000	203,626
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	100,000	101,845
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	625,000	631,706
SOFR + 1.44%, 5.10%, 4/22/2031 (c)	145,000	148,590
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	915,000	938,653
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	1,085,000	1,104,595
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	915,000	939,458
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	1,095,000	1,120,043
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,065,000	1,096,822
5.40%, 1/6/2042 (a)	50,000	50,107
5.50%, 10/15/2040	150,000	152,954
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	235,000	242,146
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	1,500,000	1,504,710
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	600,000	612,270
SOFR + 1.68%, 5.57%, 4/22/2036 (c)	1,395,000	1,447,103
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	4,085,000	4,242,640
5.63%, 8/16/2043	250,000	251,750
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	750,000	781,455
Security Description	Principal Amount	Value
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	$395,000	$414,821
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	500,000	510,715
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	290,000	304,828
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	200,000	217,506
JPMorgan Chase Bank NA 5.11%, 12/8/2026	400,000	405,116
KeyBank NA:
4.39%, 12/14/2027	300,000	300,093
5.00%, 1/26/2033	500,000	493,000
5.85%, 11/15/2027 (a)	250,000	258,050
KeyCorp:
Series MTN, 2.25%, 4/6/2027	100,000	96,445
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (a) (c)	250,000	252,910
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	500,000	482,390
3.00%, 5/20/2027	225,000	221,762
3.75%, 2/15/2028 (a)	425,000	425,302
3.88%, 6/15/2028	795,000	798,450
4.00%, 3/15/2029 (a)	580,000	584,489
4.13%, 7/15/2033 (a)	1,000,000	996,930
4.38%, 3/1/2027	1,510,000	1,523,424
4.38%, 2/28/2034	260,000	262,925
4.63%, 8/7/2026	250,000	251,742
4.75%, 10/29/2030	400,000	416,748
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	50,000	48,836
Series 44, 3.88%, 6/14/2028	750,000	752,775
Series MTN, 5.00%, 10/24/2033	250,000	263,240
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	99,123
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	200,000	197,518
4.34%, 1/9/2048	200,000	159,008
4.55%, 8/16/2028	250,000	250,825
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	200,000	201,804
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	250,000	248,203
1 yr. CMT + 0.85%, 5.09%, 11/26/2028 (c)	500,000	506,570
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (c)	500,000	506,750
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (c)	200,000	203,304

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	$500,000	$513,140
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (a) (c)	500,000	517,000
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (c)	750,000	770,542
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	285,855
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	165,000	165,271
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	60,000	60,495
SOFR + 1.40%, 5.18%, 7/8/2031 (c)	90,000	91,511
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	65,000	64,694
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	500,000	504,425
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	500,000	503,295
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	97,017
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	482,660
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	435,460
2.76%, 9/13/2026	25,000	24,556
3.29%, 7/25/2027	50,000	49,140
3.68%, 2/22/2027	50,000	49,548
3.74%, 3/7/2029	250,000	245,203
3.96%, 3/2/2028	50,000	49,702
4.05%, 9/11/2028 (a)	100,000	99,568
4.29%, 7/26/2038 (a)	35,000	32,398
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (c)	250,000	255,847
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	200,000	204,726
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	700,000	715,344
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (a) (c)	950,000	973,864
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (a) (c)	200,000	204,350
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	500,000	512,580
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (a) (c)	700,000	714,294
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (c)	200,000	205,674
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (c)	200,000	205,880
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (c)	200,000	207,092
Security Description	Principal Amount	Value
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	$250,000	$256,905
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	250,000	257,332
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	444,865
2.56%, 9/13/2031	215,000	187,575
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	200,000	186,644
4.02%, 3/5/2028 (a)	200,000	199,100
1 yr. CMT + 0.92%, 4.71%, 7/8/2031 (b) (c)	200,000	200,002
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	200,000	203,708
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (b) (c)	250,000	250,580
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	200,000	205,756
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	300,000	308,328
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	200,000	204,310
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (c)	250,000	252,765
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (c)	500,000	512,980
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	250,000	256,975
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	350,000	362,285
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	200,000	207,776
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	240,000	249,170
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	700,000	679,147
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	55,596
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	448,901
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	3,700,000	3,204,496
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	670,000	650,550
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	169,914
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	96,372
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	230,415

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	$250,000	$154,568
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	120,479
Series MTN, 3.13%, 7/27/2026	225,000	222,194
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	645,000	490,181
3.59%, 7/22/2028 (c)	100,000	98,240
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	479,320
3.63%, 1/20/2027	100,000	99,168
3.95%, 4/23/2027	25,000	24,841
3.97%, 7/22/2038 (c)	100,000	87,077
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	174,570
4.30%, 1/27/2045	50,000	42,607
Series GMTN, 4.35%, 9/8/2026	50,000	49,930
Series MTN, 4.38%, 1/22/2047	100,000	85,300
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	250,000	249,428
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	250,000	231,368
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	920,000	921,904
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	150,000	152,201
SOFR + 1.22%, 5.04%, 7/19/2030 (c)	135,000	137,313
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	635,000	646,087
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	155,000	158,047
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	170,000	173,582
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	190,000	194,830
SOFR + 1.11%, 5.23%, 1/15/2031 (c)	265,000	271,734
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	180,000	183,146
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	159,222
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	200,000	202,420
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	190,000	194,704
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	290,000	298,207
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	140,000	143,181
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	1,220,000	1,192,660
Security Description	Principal Amount	Value
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	$250,000	$257,055
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (a) (c)	500,000	495,850
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	75,000	76,666
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	915,000	950,959
SOFR + 1.76%, 5.66%, 4/17/2036 (c)	2,190,000	2,270,198
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	115,000	120,552
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	1,000,000	1,026,620
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	138,848
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	250,000	260,455
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	980,000	1,064,113
6.38%, 7/24/2042	65,000	71,055
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	1,040,000	1,101,641
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	230,000	253,568
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (c)	250,000	250,360
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	500,000	504,205
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	300,000	303,642
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	1,500,000	1,523,235
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	250,000	255,300
National Australia Bank Ltd.:
2.50%, 7/12/2026	50,000	49,162
4.50%, 10/26/2027	250,000	252,407
4.79%, 1/10/2029 (a)	250,000	255,257
4.90%, 1/14/2030	250,000	256,917
4.94%, 1/12/2028	300,000	306,348
5.09%, 6/11/2027	250,000	254,640
National Bank of Canada:
4.50%, 10/10/2029	350,000	349,583
SOFR + 1.04%, 5.60%, 7/2/2027 (c)	250,000	252,747
NatWest Group PLC:
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	487,485
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	198,346
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	550,000	556,391

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	$200,000	$203,382
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	750,000	778,567
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	750,000	778,320
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	67,334
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	61,175
3.65%, 8/3/2028	100,000	98,705
4.00%, 5/10/2027	100,000	99,904
6.13%, 11/2/2032 (a)	250,000	269,945
PNC Bank NA 3.25%, 1/22/2028	250,000	244,035
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	118,409
2.55%, 1/22/2030	500,000	463,520
3.15%, 5/19/2027	100,000	98,188
3.45%, 4/23/2029	100,000	97,326
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	97,142
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	135,000	135,331
SOFR + 1.33%, 4.90%, 5/13/2031 (c)	125,000	126,659
SOFR + 0.80%, 5.10%, 7/23/2027 (c)	100,000	100,753
SOFR + 1.34%, 5.30%, 1/21/2028 (a) (c)	1,000,000	1,015,110
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	2,040,000	2,076,863
SOFR + 1.20%, 5.49%, 5/14/2030 (a) (c)	500,000	517,900
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	125,000	129,815
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	175,000	179,946
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	200,000	223,498
Regions Financial Corp.:
SOFR + 2.06%, 5.50%, 9/6/2035 (a) (c)	115,000	115,240
SOFR + 1.49%, 5.72%, 6/6/2030 (c)	180,000	185,922
Royal Bank of Canada:
Series GMTN, 1.15%, 7/14/2026	100,000	96,960
2.05%, 1/21/2027	100,000	96,969
Series GMTN, 2.30%, 11/3/2031	100,000	87,730
3.63%, 5/4/2027 (a)	250,000	247,683
3.88%, 5/4/2032	500,000	478,260
Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (c)	$160,000	$160,277
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	160,000	160,683
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	200,000	200,400
Series GMTN, SOFR + 0.81%, 4.72%, 3/27/2028 (c)	210,000	211,386
Series GMTN, 4.88%, 1/19/2027	500,000	505,150
Series GMTN, 4.90%, 1/12/2028	500,000	508,995
Series GMTN, 4.95%, 2/1/2029 (a)	500,000	511,795
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	210,000	213,026
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	70,000	70,962
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (a) (c)	250,000	253,687
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (c)	90,000	90,655
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (c)	250,000	255,105
Series GMTN, 5.20%, 8/1/2028	500,000	514,645
Series MTN, 6.00%, 11/1/2027	200,000	207,874
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	49,931
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (c)	200,000	203,574
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	155,000	157,537
SOFR + 1.88%, 5.74%, 3/20/2031 (a) (c)	780,000	800,818
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	675,000	703,708
Santander U.K. Group Holdings PLC:
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	196,110
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	200,000	199,670
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	500,000	515,665

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	$2,000,000	$1,931,320
1.90%, 9/17/2028	550,000	510,268
2.30%, 1/12/2041 (a)	750,000	509,640
3.01%, 10/19/2026	50,000	49,177
3.04%, 7/16/2029	200,000	189,460
3.36%, 7/12/2027	50,000	49,186
3.94%, 7/19/2028 (a)	50,000	49,542
4.31%, 10/16/2028 (a)	100,000	100,197
SOFR + 1.50%, 5.25%, 7/8/2036 (c)	250,000	250,000
5.42%, 7/9/2031	500,000	518,560
5.52%, 1/13/2028	1,150,000	1,183,350
5.56%, 7/9/2034	200,000	206,516
5.71%, 1/13/2030	350,000	367,265
5.77%, 1/13/2033 (a)	200,000	209,970
5.80%, 7/13/2028	500,000	520,790
SOFR + 1.78%, 5.80%, 7/8/2046 (c)	250,000	250,000
5.88%, 7/13/2026	250,000	253,755
Synovus Bank 5.63%, 2/15/2028	250,000	252,767
Toronto-Dominion Bank:
Series MTN, 1.25%, 9/10/2026	100,000	96,539
Series MTN, 2.00%, 9/10/2031 (a)	100,000	87,330
Series GMTN, 2.45%, 1/12/2032	150,000	130,844
Series MTN, 3.20%, 3/10/2032	200,000	181,950
4.11%, 6/8/2027	200,000	199,506
4.57%, 12/17/2026	400,000	401,616
Series MTN, 4.57%, 6/2/2028	250,000	251,742
4.78%, 12/17/2029	400,000	404,576
Series MTN, 4.81%, 6/3/2030	250,000	252,442
4.86%, 1/31/2028	1,500,000	1,520,205
Series GMTN, 4.98%, 4/5/2027	100,000	101,289
Series GMTN, 4.99%, 4/5/2029	100,000	102,019
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	760,000	762,037
5.16%, 1/10/2028	500,000	510,445
5.26%, 12/11/2026	130,000	131,807
Series MTN, 5.52%, 7/17/2028	200,000	206,918
Series MTN, 5.53%, 7/17/2026	200,000	202,460
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	94,046
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	46,522
Security Description	Principal Amount	Value
Series MTN, 3.88%, 3/19/2029	$100,000	$97,694
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	180,000	179,449
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	105,000	106,191
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (c)	1,415,000	1,436,508
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	250,000	254,605
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	110,000	113,282
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	95,000	98,437
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	750,000	783,112
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	350,000	371,469
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	150,000	129,716
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	200,000	193,278
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	175,366
Series DMTN, 3.00%, 7/30/2029	100,000	94,659
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	200,000	201,312
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	400,000	395,248
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	115,000	117,087
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	840,000	856,985
SOFR + 1.25%, 5.10%, 7/23/2030 (c)	915,000	933,940
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	130,000	133,883
SOFR + 1.41%, 5.42%, 2/12/2036 (c)	75,000	76,473
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	500,000	519,260
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	750,000	778,402
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	250,000	262,545
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	155,000	163,062
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (c)	350,000	350,399
UBS AG:
4.50%, 6/26/2048 (a)	1,000,000	861,950
5.65%, 9/11/2028	450,000	468,657
7.50%, 2/15/2028	500,000	539,240

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	$200,000	$192,738
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	228,905
3.00%, 10/23/2026	250,000	245,718
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	691,740
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	634,966
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	656,202
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	350,000	344,701
Series MTN, 4.15%, 1/24/2029	250,000	249,215
Series GMTN, 4.30%, 7/22/2027	50,000	50,004
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	150,000	149,246
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,250,000	1,064,750
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	165,000	166,363
Series GMTN, 4.90%, 11/17/2045	150,000	131,838
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	500,000	499,945
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (c)	260,000	261,893
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	220,000	223,120
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,500,000	1,366,290
SOFR + 1.50%, 5.15%, 4/23/2031 (c)	290,000	297,047
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	640,000	655,302
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	150,000	150,615
SOFR + 1.11%, 5.24%, 1/24/2031 (c)	1,215,000	1,246,383
5.38%, 11/2/2043	150,000	142,259
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	760,000	778,225
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	530,000	543,690
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	600,000	619,608
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	435,000	449,107
5.61%, 1/15/2044	325,000	314,863
Security Description	Principal Amount	Value
SOFR + 1.74%, 5.61%, 4/23/2036 (c)	$1,735,000	$1,790,902
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	3,100,000	3,169,874
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	270,000	285,403
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	250,000	273,282
Wells Fargo Bank NA:
5.25%, 12/11/2026	780,000	791,443
5.45%, 8/7/2026	470,000	476,068
Westpac Banking Corp.:
2.15%, 6/3/2031 (a)	600,000	532,572
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	35,299
2.96%, 11/16/2040	530,000	392,120
3.35%, 3/8/2027	150,000	148,340
3.40%, 1/25/2028 (a)	100,000	98,497
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	28,989
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	1,000,000	993,650
4.42%, 7/24/2039	25,000	22,590
Series GMTN, 4.60%, 10/20/2026	125,000	125,799
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (a) (c)	250,000	252,220
5.46%, 11/18/2027	250,000	257,882
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	200,000	200,802
6.82%, 11/17/2033	750,000	824,295
Zions Bancorp NA 3.25%, 10/29/2029	250,000	230,288
		267,295,815
BEVERAGES — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	925,000	902,532
4.90%, 2/1/2046	2,750,000	2,519,000
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	482,475
4.38%, 4/15/2038	215,000	200,468
4.75%, 1/23/2029	750,000	763,245
4.90%, 1/23/2031 (a)	65,000	66,861
4.95%, 1/15/2042	250,000	235,950
5.00%, 6/15/2034 (a)	250,000	255,275
5.45%, 1/23/2039	350,000	355,831
5.55%, 1/23/2049	350,000	347,837
5.80%, 1/23/2059	1,045,000	1,070,425
Brown-Forman Corp.:
4.00%, 4/15/2038	50,000	43,973
4.75%, 4/15/2033 (a)	200,000	200,458

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Coca-Cola Co.:
1.00%, 3/15/2028	$250,000	$232,032
1.38%, 3/15/2031	200,000	171,782
1.45%, 6/1/2027	790,000	754,229
1.50%, 3/5/2028	60,000	56,436
2.00%, 3/5/2031	65,000	57,799
2.13%, 9/6/2029 (a)	150,000	139,281
2.25%, 1/5/2032 (a)	100,000	88,462
2.50%, 3/15/2051	250,000	149,912
2.60%, 6/1/2050	350,000	215,736
2.88%, 5/5/2041	100,000	75,028
3.00%, 3/5/2051	90,000	59,946
4.65%, 8/14/2034	110,000	110,571
5.00%, 5/13/2034	1,100,000	1,132,659
5.20%, 1/14/2055	100,000	95,694
5.30%, 5/13/2054	350,000	340,529
5.40%, 5/13/2064	90,000	87,916
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	250,000	204,565
5.10%, 5/6/2035	200,000	198,718
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	216,860
2.88%, 5/1/2030	25,000	23,134
3.15%, 8/1/2029	100,000	95,001
3.75%, 5/1/2050	20,000	14,548
4.50%, 5/9/2047	50,000	41,529
4.65%, 11/15/2028	30,000	30,219
4.75%, 5/9/2032	1,000,000	992,510
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	426,160
3.88%, 5/18/2028	200,000	198,778
5.30%, 10/24/2027	550,000	563,893
Diageo Investment Corp.:
4.25%, 5/11/2042 (a)	25,000	21,359
5.63%, 4/15/2035	500,000	522,695
Keurig Dr. Pepper, Inc.:
2.25%, 3/15/2031	40,000	35,304
3.20%, 5/1/2030 (a)	45,000	42,422
3.35%, 3/15/2051	280,000	188,110
3.80%, 5/1/2050	70,000	51,724
3.95%, 4/15/2029	200,000	196,818
4.50%, 4/15/2052	500,000	411,470
5.05%, 3/15/2029	665,000	679,583
5.30%, 3/15/2034 (a)	200,000	204,782
Molson Coors Beverage Co.:
3.00%, 7/15/2026	50,000	49,257
4.20%, 7/15/2046	530,000	422,829
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	250,000	248,487
PepsiCo, Inc.:
1.40%, 2/25/2031 (a)	40,000	34,309
1.63%, 5/1/2030	75,000	66,538
2.63%, 7/29/2029 (a)	50,000	47,254
2.75%, 3/19/2030	1,000,000	937,170
Security Description	Principal Amount	Value
2.75%, 10/21/2051 (a)	$200,000	$124,750
2.88%, 10/15/2049	100,000	65,690
3.38%, 7/29/2049	35,000	25,098
3.45%, 10/6/2046	150,000	111,939
3.60%, 2/18/2028	550,000	545,462
4.45%, 2/7/2028	1,000,000	1,012,350
4.45%, 5/15/2028 (a)	100,000	101,524
4.45%, 2/15/2033 (a)	100,000	100,099
4.50%, 7/17/2029	100,000	101,589
4.60%, 2/7/2030	180,000	183,271
4.65%, 2/15/2053	850,000	749,827
4.80%, 7/17/2034	100,000	100,650
5.13%, 11/10/2026	65,000	65,850
5.25%, 7/17/2054 (a)	100,000	96,860
		21,763,327
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	231,075
2.20%, 2/21/2027	820,000	793,457
2.30%, 2/25/2031	100,000	88,882
2.77%, 9/1/2053	65,000	38,540
3.15%, 2/21/2040	850,000	654,321
3.20%, 11/2/2027	250,000	243,590
3.38%, 2/21/2050	100,000	70,272
4.05%, 8/18/2029	500,000	494,100
4.20%, 2/22/2052	500,000	390,920
4.40%, 5/1/2045	50,000	42,497
4.56%, 6/15/2048	200,000	170,066
4.66%, 6/15/2051	150,000	128,409
4.88%, 3/1/2053	500,000	436,375
5.25%, 3/2/2030	1,000,000	1,030,770
5.25%, 3/2/2033	680,000	696,442
5.65%, 3/2/2053	1,660,000	1,621,372
5.75%, 3/2/2063	1,295,000	1,258,999
Biogen, Inc.:
2.25%, 5/1/2030 (a)	535,000	482,008
3.25%, 2/15/2051	308,000	197,102
5.75%, 5/15/2035	500,000	514,025
6.45%, 5/15/2055	140,000	144,113
Gilead Sciences, Inc.:
1.20%, 10/1/2027	295,000	276,825
1.65%, 10/1/2030	290,000	253,358
2.60%, 10/1/2040	350,000	251,009
2.80%, 10/1/2050	150,000	94,190
2.95%, 3/1/2027	25,000	24,553
4.15%, 3/1/2047	120,000	98,071
4.50%, 2/1/2045	25,000	21,793
4.60%, 9/1/2035	100,000	97,131
4.75%, 3/1/2046	175,000	156,629
4.80%, 11/15/2029	695,000	709,539
4.80%, 4/1/2044	25,000	22,826
5.10%, 6/15/2035	50,000	50,598
5.50%, 11/15/2054	150,000	147,185
5.55%, 10/15/2053	850,000	839,222
5.60%, 11/15/2064	100,000	98,300

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Illumina, Inc. 5.75%, 12/13/2027	$100,000	$102,486
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	30,402
2.80%, 9/15/2050	30,000	17,905
Royalty Pharma PLC:
2.20%, 9/2/2030	40,000	35,435
3.30%, 9/2/2040	65,000	48,917
3.55%, 9/2/2050	315,000	213,255
5.40%, 9/2/2034 (a)	250,000	253,285
5.90%, 9/2/2054	210,000	204,158
		13,774,407
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	20,000	18,064
2.70%, 5/15/2040	50,000	36,414
2.80%, 5/15/2050	35,000	22,128
4.30%, 6/11/2028	100,000	100,515
4.60%, 2/8/2029	750,000	761,137
4.80%, 3/3/2033	250,000	251,990
4.90%, 10/11/2032	100,000	101,370
Albemarle Corp. 4.65%, 6/1/2027	500,000	498,295
Cabot Corp. 4.00%, 7/1/2029	25,000	24,412
CF Industries, Inc. 5.38%, 3/15/2044	750,000	696,675
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	500,000	440,810
3.60%, 11/15/2050	750,000	507,975
4.25%, 10/1/2034	36,000	33,053
4.38%, 11/15/2042	50,000	40,707
4.80%, 11/30/2028	100,000	101,443
4.80%, 5/15/2049	65,000	53,115
5.95%, 3/15/2055	250,000	238,282
6.90%, 5/15/2053 (a)	500,000	538,170
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	150,000	152,359
5.42%, 11/15/2048	610,000	614,843
Eastman Chemical Co.:
4.50%, 12/1/2028	100,000	100,265
5.00%, 8/1/2029	65,000	65,917
5.63%, 2/20/2034	500,000	509,450
5.75%, 3/8/2033	250,000	260,255
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	481,480
2.70%, 11/1/2026	150,000	147,248
2.75%, 8/18/2055	500,000	298,115
EIDP, Inc. 5.13%, 5/15/2032	145,000	147,740
FMC Corp.:
4.50%, 10/1/2049	100,000	73,903
5.65%, 5/18/2033 (a)	350,000	346,129
Security Description	Principal Amount	Value
Huntsman International LLC:
4.50%, 5/1/2029	$20,000	$18,963
5.70%, 10/15/2034 (a)	85,000	78,927
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	44,897
Linde, Inc.:
1.10%, 8/10/2030	500,000	429,985
3.55%, 11/7/2042	25,000	19,717
LYB International Finance BV 4.88%, 3/15/2044	25,000	21,146
LYB International Finance III LLC:
2.25%, 10/1/2030	25,000	22,145
3.38%, 10/1/2040	280,000	206,976
3.63%, 4/1/2051 (a)	40,000	26,722
3.80%, 10/1/2060	30,000	19,417
4.20%, 10/15/2049	50,000	37,089
4.20%, 5/1/2050	550,000	406,697
5.50%, 3/1/2034 (a)	500,000	499,355
6.15%, 5/15/2035	85,000	88,205
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	25,000	19,642
Mosaic Co.:
4.05%, 11/15/2027	250,000	248,255
5.63%, 11/15/2043	25,000	23,969
NewMarket Corp. 2.70%, 3/18/2031	750,000	671,107
Nutrien Ltd.:
2.95%, 5/13/2030	100,000	93,096
4.00%, 12/15/2026	50,000	49,713
4.13%, 3/15/2035	25,000	22,801
4.20%, 4/1/2029	85,000	84,164
4.90%, 3/27/2028	140,000	141,978
5.00%, 4/1/2049	150,000	133,251
5.80%, 3/27/2053 (a)	750,000	743,865
PPG Industries, Inc. 2.80%, 8/15/2029	100,000	94,070
RPM International, Inc.:
2.95%, 1/15/2032	500,000	440,945
3.75%, 3/15/2027	50,000	49,400
4.25%, 1/15/2048	200,000	165,058
5.25%, 6/1/2045	25,000	23,092
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	133,218
2.30%, 5/15/2030	60,000	54,304
2.95%, 8/15/2029	50,000	47,226
3.30%, 5/15/2050	100,000	67,246
3.45%, 6/1/2027	30,000	29,595
3.80%, 8/15/2049	50,000	36,877
4.50%, 6/1/2047	500,000	418,790
4.55%, 3/1/2028	100,000	100,876
Westlake Corp.:
3.13%, 8/15/2051	350,000	215,404
4.38%, 11/15/2047	150,000	116,970

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2046	$100,000	$86,386
		13,893,798
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	64,934
1.70%, 5/15/2028	60,000	56,429
4.75%, 5/8/2032	395,000	400,767
Block Financial LLC 3.88%, 8/15/2030	30,000	28,524
California Institute of Technology 3.65%, 9/1/2119	45,000	28,508
Cintas Corp. No. 2:
3.70%, 4/1/2027	150,000	148,904
4.20%, 5/1/2028	115,000	115,306
Equifax, Inc.:
4.80%, 9/15/2029	350,000	353,003
5.10%, 12/15/2027	115,000	116,822
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	79,847
Georgetown University:
Series 20A, 2.94%, 4/1/2050	25,000	16,109
5.12%, 4/1/2053 (a)	500,000	460,510
Global Payments, Inc.:
2.15%, 1/15/2027	100,000	96,758
2.90%, 5/15/2030	1,000,000	920,000
3.20%, 8/15/2029	500,000	472,700
4.45%, 6/1/2028	100,000	99,895
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	725,227
Leland Stanford Junior University 4.68%, 3/1/2035 (a)	250,000	249,207
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	100,000	67,154
3.96%, 7/1/2038	50,000	45,518
5.62%, 6/1/2055	645,000	663,466
Moody's Corp.:
2.00%, 8/19/2031 (a)	600,000	520,698
2.75%, 8/19/2041	350,000	246,683
5.00%, 8/5/2034	70,000	70,666
Northwestern University:
Series 2017, 3.66%, 12/1/2057	150,000	107,405
4.94%, 12/1/2035	320,000	322,614
PayPal Holdings, Inc.:
2.30%, 6/1/2030	55,000	50,051
2.65%, 10/1/2026	270,000	265,145
2.85%, 10/1/2029	30,000	28,316
3.25%, 6/1/2050 (a)	65,000	44,216
3.90%, 6/1/2027 (a)	70,000	69,774
Security Description	Principal Amount	Value
4.45%, 3/6/2028	$125,000	$126,040
5.05%, 6/1/2052 (a)	500,000	460,965
5.15%, 6/1/2034	250,000	253,625
President & Fellows of Harvard College:
3.15%, 7/15/2046	225,000	161,210
4.61%, 2/15/2035 (a)	350,000	347,025
Quanta Services, Inc.:
2.35%, 1/15/2032	55,000	47,396
3.05%, 10/1/2041	250,000	178,875
5.25%, 8/9/2034	350,000	354,217
RELX Capital, Inc.:
4.00%, 3/18/2029	100,000	99,260
4.75%, 3/27/2030	110,000	111,472
5.25%, 3/27/2035	110,000	112,459
S&P Global, Inc.:
2.45%, 3/1/2027	545,000	530,405
2.50%, 12/1/2029 (a)	55,000	51,159
2.90%, 3/1/2032	70,000	63,596
3.25%, 12/1/2049 (a)	65,000	45,787
3.70%, 3/1/2052	525,000	395,929
3.90%, 3/1/2062	30,000	22,373
5.25%, 9/15/2033	250,000	259,550
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	20,000	12,311
4.65%, 7/1/2030	75,000	76,755
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	15,883
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,744
University of Southern California:
2.81%, 10/1/2050	50,000	31,643
3.03%, 10/1/2039	25,000	20,056
Series A, 3.23%, 10/1/2120	35,000	20,049
4.98%, 10/1/2053 (a)	490,000	451,785
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	119,204
5.25%, 6/5/2034	180,000	183,634
5.25%, 3/15/2035	140,000	140,767
5.75%, 4/1/2033	115,000	120,933
Yale University Series 2025, 4.70%, 4/15/2032	45,000	45,711
		11,802,974
COMPUTERS — 0.2%
Apple, Inc.:
1.20%, 2/8/2028	500,000	466,750
1.25%, 8/20/2030	200,000	173,528
1.40%, 8/5/2028	500,000	463,340
1.65%, 5/11/2030	90,000	80,156

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
1.65%, 2/8/2031	$200,000	$174,638
2.05%, 9/11/2026	750,000	732,765
2.38%, 2/8/2041	50,000	34,923
2.40%, 8/20/2050	110,000	65,118
2.65%, 5/11/2050	300,000	187,968
2.65%, 2/8/2051	200,000	124,244
2.70%, 8/5/2051	350,000	218,999
2.80%, 2/8/2061	100,000	59,185
3.00%, 11/13/2027	100,000	98,107
3.20%, 5/11/2027	250,000	246,858
3.25%, 8/8/2029	750,000	728,722
3.45%, 2/9/2045	350,000	271,509
3.85%, 5/4/2043	25,000	20,921
3.85%, 8/4/2046	150,000	121,434
3.95%, 8/8/2052	500,000	398,145
4.10%, 8/8/2062	750,000	590,640
4.38%, 5/13/2045	75,000	66,308
4.50%, 2/23/2036 (a)	350,000	348,733
4.65%, 2/23/2046	75,000	68,577
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	100,000	100,465
5.25%, 2/1/2028	500,000	512,060
5.75%, 2/1/2033 (a)	65,000	68,155
6.20%, 7/15/2030	250,000	267,362
8.35%, 7/15/2046	252,000	320,559
DXC Technology Co.:
1.80%, 9/15/2026	100,000	96,623
2.38%, 9/15/2028	100,000	93,011
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035 (a)	10,000	10,571
6.35%, 10/15/2045 (a)	10,000	10,255
HP, Inc.:
4.00%, 4/15/2029	500,000	489,305
4.20%, 4/15/2032	200,000	191,098
6.00%, 9/15/2041 (a)	250,000	252,107
International Business Machines Corp.:
1.70%, 5/15/2027	850,000	812,736
1.95%, 5/15/2030	350,000	312,196
2.72%, 2/9/2032	100,000	88,992
2.85%, 5/15/2040	100,000	73,823
2.95%, 5/15/2050	100,000	63,656
3.50%, 5/15/2029	215,000	208,937
4.15%, 7/27/2027	250,000	250,070
4.15%, 5/15/2039	100,000	88,084
4.25%, 5/15/2049	1,000,000	805,630
4.70%, 2/19/2046	325,000	286,315
5.88%, 11/29/2032	25,000	26,959
Leidos, Inc.:
2.30%, 2/15/2031	55,000	48,148
5.75%, 3/15/2033	95,000	99,104
Western Digital Corp.:
2.85%, 2/1/2029	30,000	27,867
Security Description	Principal Amount	Value
3.10%, 2/1/2032	$55,000	$48,718
		11,394,374
CONSTRUCTION MATERIALS — 0.2%
Amrize Finance U.S. LLC 4.95%, 4/7/2030 (d)	1,000,000	1,013,340
Carrier Global Corp.:
2.49%, 2/15/2027	35,000	34,066
2.70%, 2/15/2031	250,000	227,427
2.72%, 2/15/2030	300,000	279,069
3.38%, 4/5/2040	515,000	408,771
3.58%, 4/5/2050	550,000	403,892
CRH SMW Finance DAC 5.20%, 5/21/2029	500,000	512,540
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	200,000	187,800
5.88%, 6/1/2033	65,000	68,130
Johnson Controls International PLC 4.50%, 2/15/2047	320,000	269,466
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	15,000	13,160
4.90%, 12/1/2032	125,000	125,560
5.50%, 4/19/2029	200,000	207,640
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	44,078
3.20%, 7/15/2051	70,000	46,283
4.25%, 12/15/2047	100,000	81,177
5.15%, 12/1/2034	645,000	647,896
5.50%, 12/1/2054	70,000	67,464
Masco Corp.:
2.00%, 2/15/2031	100,000	86,007
3.13%, 2/15/2051	500,000	312,060
4.50%, 5/15/2047 (a)	100,000	81,157
Mohawk Industries, Inc. 3.63%, 5/15/2030 (a)	100,000	95,729
Owens Corning:
3.95%, 8/15/2029	70,000	68,573
4.30%, 7/15/2047	100,000	80,611
5.70%, 6/15/2034 (a)	610,000	633,436
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	100,000	98,350
5.10%, 6/13/2034	650,000	659,477
5.25%, 3/3/2033	90,000	92,784
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	25,000	25,543
Vulcan Materials Co.:
4.70%, 3/1/2048	100,000	86,523
5.70%, 12/1/2054	350,000	347,550
		7,305,559

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
4.90%, 3/22/2033	$150,000	$152,073
5.05%, 3/22/2053	1,000,000	928,660
Unilever Capital Corp.:
4.88%, 9/8/2028	200,000	204,932
5.00%, 12/8/2033 (a)	200,000	205,394
		1,491,059
DISTRIBUTION & WHOLESALE — 0.0% *
WW Grainger, Inc.:
4.45%, 9/15/2034	145,000	141,572
4.60%, 6/15/2045	50,000	44,167
		185,739
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	150,000	146,145
3.00%, 10/29/2028	1,500,000	1,429,275
3.40%, 10/29/2033	150,000	132,184
3.65%, 7/21/2027	150,000	147,802
4.63%, 9/10/2029	300,000	300,081
4.88%, 4/1/2028	220,000	222,286
4.95%, 9/10/2034	1,500,000	1,467,750
5.38%, 12/15/2031	235,000	240,318
6.45%, 4/15/2027	750,000	774,600
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	70,000	65,662
5.50%, 8/20/2034	250,000	249,455
Air Lease Corp.:
1.88%, 8/15/2026	100,000	97,230
3.13%, 12/1/2030	100,000	92,412
3.63%, 4/1/2027	70,000	69,233
5.10%, 3/1/2029	300,000	306,408
Series MTN, 5.20%, 7/15/2031	100,000	102,217
5.30%, 2/1/2028	150,000	153,340
5.85%, 12/15/2027	250,000	258,650
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	92,275
SOFR + 1.73%, 5.54%, 1/17/2031 (c)	165,000	167,170
SOFR + 1.96%, 5.74%, 5/15/2029 (c)	80,000	81,457
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	250,000	254,565
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	200,000	211,134
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	125,000	131,437
7.10%, 11/15/2027	200,000	210,838
American Express Co.:
1.65%, 11/4/2026	550,000	531,960
2.55%, 3/4/2027	165,000	160,698
Security Description	Principal Amount	Value
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	$250,000	$243,807
SOFR + 1.26%, 4.73%, 4/25/2029 (c)	95,000	96,032
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	105,208
SOFR + 1.44%, 5.02%, 4/25/2031 (c)	90,000	91,931
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	1,575,000	1,597,192
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	845,000	854,675
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	250,000	257,070
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	420,000	425,578
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	250,000	259,887
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	65,000	67,333
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	85,000	92,620
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	70,000	69,457
5.15%, 5/15/2033 (a)	60,000	61,523
5.20%, 4/15/2035	150,000	151,041
5.70%, 12/15/2028	350,000	366,674
Apollo Global Management, Inc. 5.80%, 5/21/2054	135,000	133,496
ARES Management Corp. 5.60%, 10/11/2054	200,000	188,960
BGC Group, Inc. 8.00%, 5/25/2028	200,000	213,912
BlackRock Funding, Inc.:
4.60%, 7/26/2027	55,000	55,680
4.70%, 3/14/2029	115,000	117,486
4.90%, 1/8/2035	45,000	45,540
5.00%, 3/14/2034 (a)	495,000	505,930
5.25%, 3/14/2054	385,000	369,712
5.35%, 1/8/2055	390,000	380,191
Blackrock, Inc.:
1.90%, 1/28/2031	25,000	21,996
2.40%, 4/30/2030	45,000	41,405
3.20%, 3/15/2027	56,000	55,261
3.25%, 4/30/2029	60,000	58,306
4.75%, 5/25/2033	235,000	237,608
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034	350,000	348,411
Blue Owl Finance LLC 6.25%, 4/18/2034	500,000	514,175
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	371,266
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	72,291
3.50%, 3/30/2051	50,000	33,904

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 1/25/2028	$50,000	$49,414
4.35%, 4/15/2030	100,000	98,741
4.70%, 9/20/2047	50,000	42,611
4.85%, 3/29/2029	100,000	100,954
5.68%, 1/15/2035	250,000	256,362
5.81%, 3/3/2055	165,000	161,466
6.35%, 1/5/2034	100,000	107,315
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	289,839
SOFR + 1.27%, 2.62%, 11/2/2032 (a) (c)	300,000	261,789
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	191,328
3.75%, 7/28/2026	125,000	123,836
3.80%, 1/31/2028	250,000	246,792
4.10%, 2/9/2027	75,000	74,657
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	250,000	251,920
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	750,000	771,960
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	158,703
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	85,000	87,923
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	500,000	515,640
SOFR + 2.04%, 6.18%, 1/30/2036 (c)	1,000,000	1,016,390
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	750,000	787,410
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	165,000	175,542
6.70%, 11/29/2032	400,000	436,412
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	86,179
Charles Schwab Corp.:
1.65%, 3/11/2031	250,000	214,885
2.00%, 3/20/2028	500,000	473,190
2.30%, 5/13/2031 (a)	100,000	88,965
2.45%, 3/3/2027	1,000,000	971,960
3.20%, 1/25/2028	50,000	48,953
4.00%, 2/1/2029 (a)	50,000	49,652
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	200,000	207,232
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	500,000	530,340
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	250,000	270,352
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	140,000	148,536
CI Financial Corp. 3.20%, 12/17/2030	250,000	220,687
CME Group, Inc.:
2.65%, 3/15/2032	145,000	129,856
3.75%, 6/15/2028	100,000	99,373
4.40%, 3/15/2030	250,000	251,715
Security Description	Principal Amount	Value
Credit Suisse USA LLC 7.13%, 7/15/2032	$50,000	$56,903
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	148,065
Enact Holdings, Inc. 6.25%, 5/28/2029	1,000,000	1,037,780
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	86,109
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	26,893
2.65%, 9/15/2040	50,000	36,181
3.00%, 6/15/2050	25,000	16,324
3.00%, 9/15/2060	50,000	30,381
3.10%, 9/15/2027	100,000	97,719
3.63%, 9/1/2028	800,000	784,416
4.00%, 9/15/2027	200,000	199,130
4.25%, 9/21/2048	150,000	123,735
4.35%, 6/15/2029	85,000	85,271
4.60%, 3/15/2033 (a)	55,000	54,733
4.95%, 6/15/2052	95,000	85,856
5.20%, 6/15/2062	145,000	135,166
5.25%, 6/15/2031	780,000	809,453
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	217,525
2.75%, 10/15/2032	40,000	33,753
4.15%, 1/23/2030	550,000	537,355
4.85%, 1/15/2027	90,000	90,761
5.88%, 7/21/2028	110,000	114,085
6.20%, 4/14/2034 (a)	190,000	198,444
6.50%, 1/20/2043 (a)	50,000	52,061
Lazard Group LLC:
4.50%, 9/19/2028	100,000	99,638
6.00%, 3/15/2031	70,000	73,503
LPL Holdings, Inc.:
5.15%, 6/15/2030 (a)	250,000	253,082
5.70%, 5/20/2027	500,000	509,530
Marex Group PLC 5.83%, 5/8/2028	100,000	101,243
Mastercard, Inc.:
2.95%, 6/1/2029	100,000	96,032
3.30%, 3/26/2027	30,000	29,684
3.35%, 3/26/2030	50,000	48,230
3.50%, 2/26/2028	30,000	29,635
3.65%, 6/1/2049	100,000	76,390
3.85%, 3/26/2050	515,000	406,371
3.95%, 2/26/2048	30,000	24,162
4.10%, 1/15/2028	910,000	913,349
4.35%, 1/15/2032	200,000	199,154
4.55%, 1/15/2035 (a)	90,000	88,457
4.88%, 3/9/2028	215,000	220,012
4.88%, 5/9/2034	235,000	237,886
Nasdaq, Inc.:
1.65%, 1/15/2031	200,000	172,678
2.50%, 12/21/2040	250,000	173,405
3.25%, 4/28/2050	40,000	26,922

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 3/7/2052	$500,000	$374,115
5.95%, 8/15/2053	500,000	509,930
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	145,668
2.33%, 1/22/2027	500,000	483,550
4.90%, 7/1/2030 (b)	200,000	200,660
5.49%, 6/29/2035 (b)	200,000	201,226
5.78%, 7/3/2034 (a)	1,000,000	1,033,600
6.07%, 7/12/2028	400,000	417,332
ORIX Corp.:
2.25%, 3/9/2031	100,000	88,093
3.70%, 7/18/2027	50,000	49,335
4.00%, 4/13/2032	100,000	94,801
4.65%, 9/10/2029 (a)	250,000	251,760
5.40%, 2/25/2035 (a)	100,000	101,276
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	120,351
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	96,172
Synchrony Financial:
2.88%, 10/28/2031	150,000	130,194
SOFR + 1.68%, 5.45%, 3/6/2031 (a) (c)	190,000	191,691
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (c)	400,000	410,832
Visa, Inc.:
0.75%, 8/15/2027	45,000	42,225
1.10%, 2/15/2031 (a)	500,000	426,475
1.90%, 4/15/2027	500,000	482,965
2.05%, 4/15/2030	150,000	136,494
2.70%, 4/15/2040	350,000	264,225
2.75%, 9/15/2027	250,000	244,225
3.65%, 9/15/2047	100,000	77,908
4.15%, 12/14/2035	50,000	47,607
4.30%, 12/14/2045	200,000	173,948
Voya Financial, Inc. 5.00%, 9/20/2034	110,000	107,508
		42,342,647
ELECTRIC — 2.1%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	33,507
Series H, 3.45%, 1/15/2050	100,000	68,219
3.80%, 10/1/2047	25,000	18,309
4.70%, 5/15/2032	200,000	197,036
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	75,752
3.80%, 6/15/2049	50,000	37,265
4.25%, 9/15/2048	20,000	16,166
5.15%, 4/1/2034	500,000	506,040
5.40%, 3/15/2053	1,000,000	966,240
AES Corp.:
2.45%, 1/15/2031 (a)	500,000	437,100
5.80%, 3/15/2032	250,000	253,830
Security Description	Principal Amount	Value
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	$50,000	$43,339
3.13%, 7/15/2051	50,000	33,359
3.85%, 12/1/2042	75,000	60,334
Series A, 4.30%, 7/15/2048	65,000	53,701
Ameren Corp.:
1.75%, 3/15/2028	50,000	46,676
5.00%, 1/15/2029	200,000	203,664
5.38%, 3/15/2035	500,000	503,175
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	37,692
3.80%, 5/15/2028	25,000	24,815
4.15%, 3/15/2046	50,000	40,989
4.50%, 3/15/2049	50,000	42,375
4.95%, 6/1/2033 (a)	400,000	405,332
5.55%, 7/1/2054	250,000	245,960
5.63%, 3/1/2055	115,000	113,783
American Electric Power Co., Inc.:
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	250,000	239,787
Series J, 4.30%, 12/1/2028	100,000	100,047
5.20%, 1/15/2029	500,000	512,890
5.63%, 3/1/2033 (a)	190,000	197,689
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	20,317
Series BB, 4.50%, 8/1/2032	85,000	82,875
7.00%, 4/1/2038	25,000	27,817
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	49,921
3.75%, 5/15/2046	25,000	18,617
4.20%, 8/15/2048	25,000	19,378
4.25%, 3/1/2049	50,000	39,223
4.35%, 11/15/2045	50,000	40,942
5.55%, 8/1/2033	350,000	358,449
5.70%, 8/15/2034	55,000	56,750
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	355,548
5.40%, 6/1/2053	500,000	476,900
5.45%, 6/1/2035	110,000	112,727
6.35%, 10/1/2036	50,000	54,445
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	25,562
2.85%, 5/15/2051	300,000	184,020
3.25%, 4/15/2028	30,000	29,347
3.70%, 7/15/2030	250,000	242,615
4.25%, 10/15/2050	500,000	399,705
4.50%, 2/1/2045	50,000	43,044
4.60%, 5/1/2053	500,000	418,185
5.15%, 11/15/2043	150,000	141,129
Black Hills Corp.:
3.15%, 1/15/2027	25,000	24,470
3.88%, 10/15/2049	100,000	72,431

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 5/1/2033	$30,000	$28,249
5.95%, 3/15/2028	200,000	207,210
6.00%, 1/15/2035	40,000	41,518
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	55,000	48,845
Series Z, 2.40%, 9/1/2026	50,000	48,894
Series AA, 3.00%, 2/1/2027	100,000	97,950
Series AF, 3.35%, 4/1/2051	350,000	244,569
3.95%, 3/1/2048	50,000	38,964
Series AC, 4.25%, 2/1/2049	200,000	161,646
4.80%, 3/15/2030	240,000	244,303
4.95%, 4/1/2033	500,000	502,305
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	40,000	35,700
5.40%, 6/1/2029	465,000	481,131
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	17,106
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	49,106
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	48,343
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (c)	750,000	752,310
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	173,622
Series 130, 3.13%, 3/15/2051	150,000	99,495
Series 132, 3.15%, 3/15/2032	100,000	91,103
Series 123, 3.75%, 8/15/2047	150,000	113,715
4.00%, 3/1/2048	125,000	98,860
5.30%, 6/1/2034	55,000	56,620
5.65%, 6/1/2054	65,000	64,501
5.95%, 6/1/2055	80,000	82,864
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	147,924
Series A, 4.15%, 6/1/2045	100,000	81,930
4.90%, 7/1/2033	350,000	350,262
5.25%, 1/15/2053	1,000,000	937,360
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	200,000	179,426
Series C, 3.00%, 12/1/2060	150,000	88,422
3.20%, 12/1/2051	500,000	331,205
3.60%, 6/15/2061	250,000	169,925
3.70%, 11/15/2059	85,000	58,903
3.85%, 6/15/2046	50,000	38,607
Series 20B, 3.95%, 4/1/2050	250,000	194,995
Series D, 4.00%, 12/1/2028	100,000	99,579
Series A, 4.13%, 5/15/2049	100,000	78,738
4.45%, 3/15/2044	75,000	64,687
4.50%, 5/15/2058	100,000	81,216
Security Description	Principal Amount	Value
5.13%, 3/15/2035 (a)	$100,000	$101,276
5.38%, 5/15/2034	160,000	165,347
5.50%, 3/15/2034	200,000	208,158
5.50%, 3/15/2055	1,100,000	1,066,648
5.70%, 5/15/2054	200,000	199,506
5.90%, 11/15/2053	100,000	102,303
Series 06-B, 6.20%, 6/15/2036	25,000	26,882
Constellation Energy Generation LLC:
5.60%, 3/1/2028	125,000	129,339
5.75%, 3/15/2054 (a)	120,000	117,809
5.80%, 3/1/2033	145,000	153,380
6.50%, 10/1/2053	750,000	806,985
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	36,606
3.75%, 2/15/2050	50,000	37,939
4.05%, 5/15/2048 (a)	100,000	80,104
4.63%, 5/15/2033	100,000	98,997
4.65%, 3/1/2028	300,000	303,876
4.70%, 1/15/2030	175,000	177,698
4.90%, 2/15/2029	100,000	102,178
5.05%, 5/15/2035	125,000	125,906
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	22,227
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	150,000	131,388
6.25%, 10/15/2053	205,000	221,597
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031 (a)	45,000	39,348
Series D, 2.85%, 8/15/2026	25,000	24,564
Series B, 3.30%, 4/15/2041	565,000	417,072
Series C, 3.38%, 4/1/2030	350,000	332,794
4.60%, 5/15/2028	500,000	503,675
4.70%, 12/1/2044	130,000	111,325
5.38%, 11/15/2032	350,000	359,205
5.45%, 3/15/2035	200,000	201,772
5 yr. CMT + 2.21%, 6.63%, 5/15/2055 (c)	1,500,000	1,526,685
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (c)	350,000	374,675
DTE Electric Co.:
2.25%, 3/1/2030	500,000	457,160
Series A, 3.00%, 3/1/2032	100,000	90,768
3.70%, 6/1/2046	75,000	57,022
5.25%, 5/15/2035	105,000	106,948
5.85%, 5/15/2055	415,000	425,612
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	157,432
4.88%, 6/1/2028	290,000	294,304
4.95%, 7/1/2027	65,000	65,772
5.10%, 3/1/2029	200,000	204,024
5.20%, 4/1/2030	355,000	363,456

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.85%, 6/1/2034	$250,000	$261,445
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	139,822
2.55%, 4/15/2031	75,000	67,840
2.85%, 3/15/2032	155,000	139,209
3.20%, 8/15/2049	100,000	67,677
3.45%, 4/15/2051	90,000	63,697
3.88%, 3/15/2046	150,000	116,866
3.95%, 11/15/2028	100,000	99,829
4.25%, 12/15/2041	130,000	111,349
4.85%, 3/15/2030	500,000	511,215
4.95%, 1/15/2033	250,000	254,222
5.35%, 1/15/2053	500,000	479,370
5.40%, 1/15/2054	750,000	722,160
Duke Energy Corp.:
2.55%, 6/15/2031	100,000	89,121
2.65%, 9/1/2026	50,000	49,064
3.15%, 8/15/2027	100,000	97,973
3.30%, 6/15/2041	850,000	638,171
3.50%, 6/15/2051	100,000	68,643
3.75%, 9/1/2046	250,000	184,912
3.95%, 8/15/2047	150,000	112,675
4.50%, 8/15/2032	2,000,000	1,957,160
4.85%, 1/5/2027	250,000	252,462
5.00%, 8/15/2052	500,000	438,430
5.45%, 6/15/2034 (a)	145,000	149,073
5.80%, 6/15/2054	125,000	122,249
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (c)	300,000	309,588
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	139,257
3.20%, 1/15/2027	250,000	246,827
6.40%, 6/15/2038	50,000	54,911
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	39,922
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	20,805
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	58,306
3.40%, 4/1/2032	145,000	134,617
3.60%, 9/15/2047	50,000	36,533
3.70%, 9/1/2028	50,000	49,394
4.20%, 8/15/2045	150,000	123,649
5.05%, 3/15/2035	115,000	115,562
5.10%, 3/15/2034 (a)	50,000	50,745
5.55%, 3/15/2055	1,000,000	978,070
Edison International:
4.13%, 3/15/2028	50,000	48,270
5.25%, 11/15/2028	285,000	281,856
6.95%, 11/15/2029 (a)	300,000	311,868
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	108,016
Enel Chile SA 4.88%, 6/12/2028	50,000	50,190
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	58,643
Security Description	Principal Amount	Value
3.35%, 6/15/2052	$100,000	$66,933
4.20%, 4/1/2049	25,000	19,927
Entergy Corp.:
1.90%, 6/15/2028	125,000	116,902
2.40%, 6/15/2031 (a)	150,000	132,664
2.95%, 9/1/2026	50,000	49,170
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	1,250,000	1,293,450
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	23,073
3.10%, 6/15/2041	250,000	183,355
3.25%, 4/1/2028	200,000	195,168
4.20%, 4/1/2050	50,000	39,656
5.35%, 3/15/2034	500,000	513,000
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	24,103
3.50%, 6/1/2051	145,000	100,547
3.85%, 6/1/2049	125,000	92,804
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	73,318
3.55%, 9/30/2049	25,000	17,589
5.80%, 9/1/2053	640,000	633,197
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	16,673
4.13%, 3/1/2042	30,000	24,786
4.70%, 3/13/2028	25,000	25,270
5.70%, 3/15/2053	135,000	133,013
5.90%, 11/15/2033	150,000	159,001
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	50,000	45,134
Series 2019, 4.13%, 4/1/2049	100,000	77,778
4.20%, 6/15/2047	25,000	19,995
4.20%, 3/15/2048	50,000	39,730
5.40%, 4/1/2034	100,000	102,186
Evergy, Inc. 5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (a) (c)	350,000	355,078
Eversource Energy:
2.90%, 3/1/2027	100,000	97,636
3.38%, 3/1/2032	100,000	91,110
Series O, 4.25%, 4/1/2029	25,000	24,782
5.45%, 3/1/2028	360,000	369,335
5.95%, 2/1/2029	250,000	261,425
5.95%, 7/15/2034	500,000	523,715
Exelon Corp.:
2.75%, 3/15/2027	100,000	97,590
3.35%, 3/15/2032	100,000	92,238
4.10%, 3/15/2052	350,000	268,530
4.70%, 4/15/2050	250,000	211,060
5.10%, 6/15/2045	330,000	300,260
5.13%, 3/15/2031	140,000	143,493
5.15%, 3/15/2028	1,050,000	1,073,520
5.30%, 3/15/2033	100,000	102,509
5.45%, 3/15/2034	1,000,000	1,027,370

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 3/15/2053	$100,000	$96,115
5.88%, 3/15/2055	85,000	84,878
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	500,000	494,440
FirstEnergy Transmission LLC 4.55%, 1/15/2030	350,000	350,189
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	441,615
2.88%, 12/4/2051	750,000	473,940
3.15%, 10/1/2049	30,000	20,241
3.95%, 3/1/2048	85,000	67,681
3.99%, 3/1/2049	25,000	19,667
4.05%, 10/1/2044	50,000	41,188
4.13%, 6/1/2048	100,000	81,021
5.10%, 4/1/2033	500,000	511,430
5.30%, 6/15/2034	250,000	257,750
5.70%, 3/15/2055	110,000	111,485
5.80%, 3/15/2065	155,000	157,170
Fortis, Inc. 3.06%, 10/4/2026	50,000	49,131
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	570,000	390,889
4.55%, 3/15/2030	100,000	101,024
5.13%, 5/15/2052 (a)	500,000	467,790
Idaho Power Co.:
Series MTN, 5.70%, 3/15/2055	100,000	98,384
Series MTN, 5.80%, 4/1/2054	250,000	251,480
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	29,479
4.25%, 8/15/2048	15,000	11,899
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	35,169
3.70%, 9/15/2046	50,000	36,757
4.10%, 9/26/2028	50,000	49,592
4.95%, 9/30/2034	300,000	294,102
5.45%, 9/30/2054	55,000	52,672
5.60%, 6/29/2035	125,000	128,485
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	96,108
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	48,935
Jersey Central Power & Light Co. 5.10%, 1/15/2035	350,000	349,342
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	118,398
National Grid PLC 5.42%, 1/11/2034	350,000	359,527
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031	50,000	42,089
Series MTN, 1.65%, 6/15/2031	200,000	170,082
3.40%, 2/7/2028	50,000	49,015
Security Description	Principal Amount	Value
3.90%, 11/1/2028	$100,000	$98,923
4.02%, 11/1/2032	50,000	47,631
4.12%, 9/16/2027	60,000	59,998
4.75%, 2/7/2028	135,000	136,816
Series GMTN, 4.85%, 2/7/2029	250,000	254,772
4.95%, 2/7/2030	175,000	178,988
Series GMTN, 5.00%, 2/7/2031	250,000	256,302
Series MTN, 5.05%, 9/15/2028	500,000	511,490
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	225,350
2.44%, 1/15/2032	500,000	433,620
2.75%, 11/1/2029	165,000	154,143
3.50%, 4/1/2029	100,000	96,876
3.55%, 5/1/2027	100,000	98,706
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (a) (c)	25,000	23,895
4.85%, 2/4/2028	350,000	354,921
4.90%, 2/28/2028	1,500,000	1,521,030
4.90%, 3/15/2029	200,000	203,278
5.05%, 2/28/2033	500,000	504,465
5.25%, 3/15/2034	200,000	201,930
5.25%, 2/28/2053	500,000	461,915
5.55%, 3/15/2054	200,000	192,328
5 yr. CMT + 2.05%, 6.38%, 8/15/2055 (c)	1,000,000	1,022,890
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (c)	1,000,000	1,026,000
Northern States Power Co.:
2.60%, 6/1/2051	50,000	30,185
2.90%, 3/1/2050	30,000	19,553
3.60%, 9/15/2047	50,000	37,300
5.10%, 5/15/2053	350,000	324,093
NSTAR Electric Co.:
3.20%, 5/15/2027	50,000	49,162
4.85%, 3/1/2030	100,000	101,720
5.20%, 3/1/2035	85,000	85,758
OGE Energy Corp. 5.45%, 5/15/2029	85,000	88,131
Oglethorpe Power Corp.:
5.05%, 10/1/2048	100,000	88,370
5.80%, 6/1/2054	50,000	48,575
5.90%, 2/1/2055	70,000	68,768
6.20%, 12/1/2053	150,000	152,926
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	100,000	84,875
4.00%, 6/1/2049	20,000	15,131
5.00%, 6/1/2033	350,000	349,692
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	49,470
5.40%, 1/15/2033	105,000	108,568
5.80%, 4/1/2055	500,000	498,935

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	$75,000	$69,586
3.70%, 11/15/2028	200,000	196,776
3.80%, 9/30/2047	100,000	75,339
4.15%, 6/1/2032	75,000	72,396
4.65%, 11/1/2029	110,000	111,203
5.35%, 4/1/2035 (d)	700,000	713,839
5.35%, 10/1/2052	100,000	93,581
5.55%, 6/15/2054	245,000	237,290
5.65%, 11/15/2033	355,000	373,041
7.50%, 9/1/2038	50,000	59,806
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	303,810
3.25%, 6/1/2031	790,000	709,862
3.30%, 8/1/2040	350,000	250,848
3.50%, 8/1/2050	295,000	188,974
4.20%, 3/1/2029	70,000	68,354
4.20%, 6/1/2041	55,000	42,535
4.50%, 7/1/2040	250,000	207,970
4.55%, 7/1/2030	250,000	243,992
4.95%, 7/1/2050	250,000	201,455
5.00%, 6/4/2028	500,000	501,525
5.25%, 3/1/2052	500,000	415,845
5.90%, 10/1/2054	555,000	502,503
6.15%, 1/15/2033	250,000	257,655
6.15%, 3/1/2055	1,000,000	937,350
6.75%, 1/15/2053	1,000,000	1,007,700
PacifiCorp:
2.70%, 9/15/2030	320,000	292,266
2.90%, 6/15/2052	200,000	118,820
3.30%, 3/15/2051	65,000	42,044
5.10%, 2/15/2029	1,000,000	1,020,420
5.35%, 12/1/2053	1,100,000	990,308
5.45%, 2/15/2034	550,000	557,870
5.50%, 5/15/2054	350,000	321,986
5.80%, 1/15/2055	750,000	718,245
PECO Energy Co.:
3.05%, 3/15/2051	45,000	29,422
3.90%, 3/1/2048	125,000	97,701
5.25%, 9/15/2054	210,000	198,874
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	256,891	252,255
Series A-2, 4.26%, 6/1/2038	500,000	471,430
Series A-4, 4.45%, 12/1/2049	500,000	429,450
Series A-2, 4.72%, 6/1/2039	300,000	292,575
Series A-4, 5.21%, 12/1/2049	500,000	474,610
Pinnacle West Capital Corp.:
4.90%, 5/15/2028	65,000	65,879
5.15%, 5/15/2030	140,000	143,283
PPL Capital Funding, Inc. 5.25%, 9/1/2034	115,000	115,966
Security Description	Principal Amount	Value
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	$70,000	$45,978
3.95%, 6/1/2047	50,000	39,755
5.00%, 5/15/2033	145,000	147,245
5.25%, 5/15/2053	935,000	894,318
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	500,000	434,140
Series 34, 3.20%, 3/1/2050	30,000	19,955
3.80%, 6/15/2047	150,000	111,943
5.35%, 5/15/2034	325,000	329,816
5.75%, 5/15/2054	600,000	591,264
Public Service Co. of New Hampshire 4.40%, 7/1/2028	165,000	165,936
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	815,000	815,016
5.25%, 1/15/2033	200,000	202,114
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	50,000	26,635
Series MTN, 3.00%, 3/1/2051	150,000	98,170
Series MTN, 3.20%, 5/15/2029	50,000	48,289
Series MTN, 3.20%, 8/1/2049	30,000	20,785
Series MTN, 3.60%, 12/1/2047	100,000	74,448
Series MTN, 3.65%, 9/1/2042	50,000	39,366
Series MTN, 3.70%, 5/1/2028	50,000	49,566
4.85%, 8/1/2034	200,000	199,644
Series MTN, 4.90%, 12/15/2032	625,000	635,906
Series Q, 5.05%, 3/1/2035	140,000	141,592
Series MTN, 5.20%, 3/1/2034	250,000	256,440
Series Q, 5.50%, 3/1/2055 (a)	590,000	583,103
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	86,478
2.45%, 11/15/2031	100,000	87,868
4.90%, 3/15/2030	90,000	91,548
5.20%, 4/1/2029	55,000	56,588
5.40%, 3/15/2035	85,000	86,030
5.45%, 4/1/2034	55,000	56,278
Puget Energy, Inc.:
4.22%, 3/15/2032	180,000	169,281
5.73%, 3/15/2035 (d)	125,000	125,962
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	43,477

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.22%, 6/15/2048	$65,000	$51,886
5.33%, 6/15/2034	195,000	198,658
5.80%, 3/15/2040	50,000	51,210
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	130,650
Series WWW, 2.95%, 8/15/2051	350,000	219,870
Series RRR, 3.75%, 6/1/2047	50,000	36,908
5.35%, 4/1/2053	300,000	279,822
5.40%, 4/15/2035	1,130,000	1,154,046
5.55%, 4/15/2054	250,000	240,455
Sempra:
3.25%, 6/15/2027	300,000	293,874
3.40%, 2/1/2028	30,000	29,288
3.80%, 2/1/2038	100,000	82,867
4.00%, 2/1/2048	30,000	22,149
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	400,000	385,128
5.40%, 8/1/2026	200,000	201,898
5.50%, 8/1/2033	200,000	204,210
5 yr. CMT + 2.63%, 6.40%, 10/1/2054 (c)	300,000	284,379
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	500,000	505,640
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	87,907
2.75%, 2/1/2032	125,000	107,541
2.85%, 8/1/2029	115,000	106,443
Series 20A, 2.95%, 2/1/2051	500,000	291,775
Series C, 3.60%, 2/1/2045	50,000	34,440
3.65%, 2/1/2050	250,000	166,610
Series B, 3.65%, 3/1/2028	100,000	97,223
Series 2013-A, 3.90%, 3/15/2043	50,000	36,852
4.00%, 4/1/2047	191,000	137,264
Series A, 4.20%, 3/1/2029	100,000	97,903
4.40%, 9/6/2026	350,000	349,499
4.50%, 9/1/2040	25,000	20,894
4.88%, 2/1/2027	350,000	351,988
5.15%, 6/1/2029	250,000	253,100
5.25%, 3/15/2030	500,000	504,700
5.30%, 3/1/2028	250,000	253,192
5.45%, 6/1/2031	85,000	86,569
5.45%, 3/1/2035	250,000	245,522
5.88%, 12/1/2053	350,000	319,665
5.90%, 3/1/2055 (a)	125,000	114,366
6.20%, 9/15/2055	1,000,000	957,630
Southern Co.:
3.25%, 7/1/2026	250,000	247,320
4.25%, 7/1/2036	250,000	229,110
4.40%, 7/1/2046	2,000,000	1,665,820
4.85%, 6/15/2028	500,000	508,760
5.50%, 3/15/2029	250,000	260,272
Security Description	Principal Amount	Value
5.70%, 3/15/2034	$250,000	$261,337
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (c)	1,000,000	1,030,130
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	129,876
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	48,940
3.25%, 11/1/2051	250,000	161,147
Series M, 4.10%, 9/15/2028	25,000	24,759
Southwestern Public Service Co. 3.75%, 6/15/2049	100,000	72,593
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	106,777
4.30%, 6/15/2048	50,000	40,262
4.45%, 6/15/2049 (a)	25,000	20,539
5.15%, 3/1/2035	350,000	351,795
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	22,993
4.85%, 12/1/2048	50,000	43,403
5.50%, 4/15/2053	200,000	190,016
Union Electric Co.:
2.15%, 3/15/2032	250,000	215,325
3.50%, 3/15/2029	250,000	243,990
4.00%, 4/1/2048	50,000	39,164
5.20%, 4/1/2034	50,000	50,853
5.25%, 4/15/2035	500,000	510,325
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	210,960
Series B, 2.95%, 11/15/2026	30,000	29,489
3.30%, 12/1/2049	50,000	33,542
Series B, 3.75%, 5/15/2027	155,000	153,892
4.60%, 12/1/2048	250,000	212,032
5.05%, 8/15/2034	105,000	105,304
5.35%, 1/15/2054	350,000	328,394
5.45%, 4/1/2053	500,000	475,510
8.88%, 11/15/2038	50,000	66,037
WEC Energy Group, Inc.:
1.80%, 10/15/2030	86,000	75,366
2.20%, 12/15/2028	100,000	93,166
5.60%, 9/12/2026	65,000	65,878
Wisconsin Electric Power Co. 4.30%, 10/15/2048 (a)	25,000	20,411
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	235,532
4.95%, 4/1/2033	90,000	90,175
Wisconsin Public Service Corp. 4.55%, 12/1/2029	400,000	404,704
Xcel Energy, Inc.:
1.75%, 3/15/2027	500,000	478,430
2.60%, 12/1/2029	100,000	92,580
4.00%, 6/15/2028 (a)	50,000	49,611
5.45%, 8/15/2033	500,000	510,725

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 3/15/2034	$100,000	$101,619
5.60%, 4/15/2035 (a)	1,000,000	1,020,260
		104,022,449
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	62,455
1.95%, 10/15/2030	50,000	44,607
2.00%, 12/21/2028 (a)	200,000	186,454
2.20%, 12/21/2031	700,000	615,965
		909,481
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	46,836
Allegion PLC 3.50%, 10/1/2029	50,000	47,910
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	50,000	49,053
5.60%, 5/29/2034	200,000	205,392
Amphenol Corp.:
2.20%, 9/15/2031	60,000	52,569
2.80%, 2/15/2030	100,000	93,820
4.35%, 6/1/2029	50,000	50,233
4.38%, 6/12/2028	165,000	166,143
5.00%, 1/15/2035	185,000	186,926
5.05%, 4/5/2027	55,000	55,865
5.05%, 4/5/2029	100,000	102,870
5.25%, 4/5/2034	100,000	102,903
Arrow Electronics, Inc.:
3.88%, 1/12/2028	25,000	24,522
5.15%, 8/21/2029	160,000	162,621
5.88%, 4/10/2034 (a)	65,000	67,097
Avnet, Inc. 3.00%, 5/15/2031	100,000	89,464
Flex Ltd.:
4.88%, 6/15/2029	75,000	75,494
5.25%, 1/15/2032	65,000	65,710
6.00%, 1/15/2028	355,000	366,420
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	190,410
1.75%, 9/1/2031	160,000	136,557
1.95%, 6/1/2030	250,000	223,682
2.50%, 11/1/2026	150,000	146,687
2.70%, 8/15/2029	60,000	56,592
4.25%, 1/15/2029	160,000	160,338
4.50%, 1/15/2034 (a)	175,000	171,412
4.88%, 9/1/2029	150,000	153,451
4.95%, 9/1/2031	250,000	256,672
5.00%, 3/1/2035	150,000	150,894
5.25%, 3/1/2054	1,650,000	1,564,678
5.35%, 3/1/2064	150,000	141,803
Hubbell, Inc. 2.30%, 3/15/2031	60,000	53,173
Jabil, Inc.:
3.60%, 1/15/2030	25,000	23,896
Security Description	Principal Amount	Value
3.95%, 1/12/2028	$25,000	$24,739
5.45%, 2/1/2029	155,000	158,980
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	47,046
4.60%, 4/6/2027	30,000	30,116
4.95%, 10/15/2034	85,000	83,898
5.35%, 7/30/2030	125,000	128,934
TD SYNNEX Corp. 6.10%, 4/12/2034 (a)	85,000	89,307
Trimble, Inc. 4.90%, 6/15/2028	50,000	50,770
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	39,692
4.63%, 2/1/2030 (a)	200,000	202,578
5.00%, 5/9/2035 (a)	145,000	144,126
		6,442,279
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	350,000	368,063
MasTec, Inc. 5.90%, 6/15/2029	500,000	517,855
		885,918
ENTERTAINMENT — 0.0% *
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	217,000	205,019
4.28%, 3/15/2032 (a)	375,000	314,111
5.05%, 3/15/2042	1,550,000	915,042
5.14%, 3/15/2052	175,000	108,063
		1,542,235
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	85,323
2.90%, 7/1/2026	45,000	44,384
3.38%, 11/15/2027	60,000	58,972
3.95%, 5/15/2028	150,000	149,330
4.75%, 7/15/2030	90,000	91,692
4.88%, 4/1/2029	720,000	735,732
5.00%, 12/15/2033	350,000	356,979
5.15%, 3/15/2035	145,000	147,758
5.20%, 11/15/2034	100,000	102,309
Veralto Corp. 5.35%, 9/18/2028	500,000	515,410
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	99,236
2.95%, 1/15/2052	115,000	73,149
3.05%, 4/1/2050	20,000	13,151
3.50%, 5/1/2029 (a)	50,000	48,894
5.00%, 3/1/2034	300,000	302,922
5.25%, 9/1/2035	205,000	209,492
Waste Management, Inc.:
1.15%, 3/15/2028 (a)	30,000	27,814
1.50%, 3/15/2031	30,000	25,668
2.00%, 6/1/2029	75,000	69,188

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 11/15/2050	$20,000	$11,900
2.95%, 6/1/2041	55,000	40,725
4.50%, 3/15/2028	200,000	202,094
4.63%, 2/15/2030	250,000	253,562
4.63%, 2/15/2033 (a)	250,000	250,422
4.65%, 3/15/2030	200,000	202,860
4.80%, 3/15/2032	200,000	203,214
4.88%, 2/15/2029 (a)	200,000	204,874
4.95%, 7/3/2031	360,000	369,662
4.95%, 3/15/2035	135,000	135,575
5.35%, 10/15/2054	600,000	578,658
		5,610,949
FOOD — 0.4%
Campbell's Co.:
2.38%, 4/24/2030	15,000	13,587
4.15%, 3/15/2028	50,000	49,800
4.75%, 3/23/2035	210,000	201,573
4.80%, 3/15/2048 (a)	20,000	17,394
5.20%, 3/19/2027	50,000	50,734
5.20%, 3/21/2029	550,000	563,079
5.40%, 3/21/2034	40,000	40,620
Conagra Brands, Inc.:
4.85%, 11/1/2028	1,000,000	1,009,630
5.30%, 10/1/2026	205,000	207,097
5.30%, 11/1/2038	265,000	253,454
5.40%, 11/1/2048 (a)	40,000	36,107
Flowers Foods, Inc.:
2.40%, 3/15/2031	45,000	39,384
5.75%, 3/15/2035 (a)	195,000	199,690
General Mills, Inc.:
3.00%, 2/1/2051 (a)	510,000	326,125
3.20%, 2/10/2027	100,000	98,360
4.20%, 4/17/2028	525,000	524,149
4.70%, 1/30/2027	60,000	60,343
4.95%, 3/29/2033	145,000	145,302
5.25%, 1/30/2035 (a)	250,000	251,217
5.50%, 10/17/2028	115,000	119,199
Hershey Co.:
4.25%, 5/4/2028	175,000	176,412
4.50%, 5/4/2033	180,000	178,580
4.55%, 2/24/2028	40,000	40,515
4.75%, 2/24/2030	100,000	102,021
4.95%, 2/24/2032	100,000	102,250
5.10%, 2/24/2035	100,000	101,559
Hormel Foods Corp.:
1.70%, 6/3/2028	570,000	532,956
3.05%, 6/3/2051	45,000	29,488
Ingredion, Inc. 2.90%, 6/1/2030	100,000	92,447
J.M. Smucker Co.:
3.38%, 12/15/2027	100,000	98,269
4.25%, 3/15/2035	50,000	46,375
6.20%, 11/15/2033	125,000	134,201
6.50%, 11/15/2043	95,000	100,743
6.50%, 11/15/2053 (a)	1,145,000	1,224,062
Security Description	Principal Amount	Value
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
5.75%, 4/1/2033	$182,000	$187,149
6.50%, 12/1/2052	500,000	518,290
6.75%, 3/15/2034	233,000	254,427
7.25%, 11/15/2053	500,000	563,650
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.:
5.50%, 1/15/2036 (b) (d)	250,000	249,663
6.25%, 3/1/2056 (b) (d)	250,000	250,808
6.38%, 4/15/2066 (b) (d)	175,000	175,956
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38%, 2/25/2055 (d)	500,000	511,360
Kellanova:
4.30%, 5/15/2028	100,000	100,592
4.50%, 4/1/2046 (a)	100,000	85,610
5.25%, 3/1/2033	70,000	71,678
5.75%, 5/16/2054	140,000	137,781
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	744,165
4.38%, 6/1/2046	500,000	404,295
4.88%, 10/1/2049	750,000	643,702
5.20%, 3/15/2032	125,000	127,244
5.40%, 3/15/2035 (a)	200,000	202,706
Kroger Co.:
2.65%, 10/15/2026	50,000	48,993
3.70%, 8/1/2027	35,000	34,684
3.95%, 1/15/2050	550,000	413,968
4.45%, 2/1/2047	100,000	82,784
4.65%, 1/15/2048	100,000	84,715
5.00%, 9/15/2034	1,015,000	1,009,397
5.50%, 9/15/2054	710,000	673,378
5.65%, 9/15/2064	90,000	85,282
McCormick & Co., Inc.:
3.40%, 8/15/2027	100,000	98,281
4.70%, 10/15/2034	235,000	227,865
Mondelez International, Inc.:
1.50%, 2/4/2031	40,000	34,166
1.88%, 10/15/2032 (a)	75,000	62,660
2.63%, 3/17/2027	200,000	194,954
2.63%, 9/4/2050 (a)	35,000	20,739
2.75%, 4/13/2030	35,000	32,485
3.00%, 3/17/2032	200,000	180,426
4.25%, 5/6/2028	500,000	500,755
4.50%, 5/6/2030	150,000	149,838
4.75%, 8/28/2034 (a)	100,000	98,666
5.13%, 5/6/2035 (a)	200,000	200,654
Pilgrim's Pride Corp. 6.25%, 7/1/2033	645,000	682,100
Sysco Corp.:
2.40%, 2/15/2030 (a)	10,000	9,142

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.45%, 12/14/2031	$145,000	$126,979
3.15%, 12/14/2051	500,000	319,420
3.25%, 7/15/2027	50,000	49,051
3.30%, 7/15/2026	100,000	98,839
3.30%, 2/15/2050	10,000	6,692
4.45%, 3/15/2048	50,000	41,488
4.85%, 10/1/2045	5,000	4,423
5.40%, 3/23/2035	180,000	183,069
6.00%, 1/17/2034	350,000	375,203
6.60%, 4/1/2050	250,000	270,772
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	147,962
4.55%, 6/2/2047	285,000	236,601
5.40%, 3/15/2029	395,000	407,150
5.70%, 3/15/2034 (a)	90,000	93,122
		19,682,501
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	196,152
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	28,462
International Paper Co.:
4.35%, 8/15/2048	27,000	21,597
4.80%, 6/15/2044	500,000	435,595
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	116,148
3.13%, 1/15/2032	80,000	70,538
3.75%, 1/15/2031	150,000	140,322
5.00%, 1/15/2030	300,000	299,451
6.00%, 1/15/2029	750,000	772,267
Suzano International Finance BV 5.50%, 1/17/2027	25,000	25,273
		2,105,805
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	85,446
2.63%, 9/15/2029 (a)	200,000	187,236
3.00%, 6/15/2027	150,000	147,066
4.15%, 1/15/2043	25,000	20,977
5.00%, 12/15/2054 (a)	140,000	127,182
5.20%, 8/15/2035	85,000	86,052
6.20%, 11/15/2053	1,000,000	1,081,840
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	250,000	256,025
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	49,252
5.50%, 3/15/2030	350,000	359,555
5.95%, 3/15/2035	115,000	117,602
NiSource, Inc.:
1.70%, 2/15/2031	100,000	85,630
2.95%, 9/1/2029	100,000	94,336
Security Description	Principal Amount	Value
3.49%, 5/15/2027	$50,000	$49,251
4.38%, 5/15/2047	1,150,000	947,036
4.80%, 2/15/2044	30,000	26,521
5.20%, 7/1/2029	245,000	251,527
5.35%, 4/1/2034	500,000	508,785
5.35%, 7/15/2035	250,000	252,020
5.85%, 4/1/2055	750,000	743,025
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	75,347
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	169,129
5.05%, 5/15/2052	750,000	665,317
5.10%, 2/15/2035	550,000	552,657
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	107,759
3.75%, 9/15/2042	30,000	23,240
Series VV, 4.30%, 1/15/2049 (a)	50,000	40,179
Series MM, 5.13%, 11/15/2040	25,000	23,907
6.00%, 6/15/2055	500,000	509,615
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	500,000	430,105
4.40%, 5/30/2047	150,000	122,003
4.95%, 9/15/2034	350,000	346,409
5.75%, 9/15/2033	300,000	314,640
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	24,501
4.05%, 3/15/2032	90,000	85,356
5.45%, 3/23/2028	165,000	168,694
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	155,000	157,503
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	35,891
		9,328,616
HAND & MACHINE TOOLS — 0.0% *
Kennametal, Inc. 4.63%, 6/15/2028	50,000	50,158
Regal Rexnord Corp. 6.05%, 4/15/2028	500,000	514,710
Snap-on, Inc. 3.10%, 5/1/2050 (a)	70,000	47,119
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	750,000	671,550
2.75%, 11/15/2050 (a)	100,000	56,940
4.25%, 11/15/2028	100,000	99,370
		1,439,847
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.40%, 6/30/2030 (a)	500,000	440,030

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 11/30/2026	$85,000	$84,745
4.75%, 11/30/2036	250,000	248,575
4.75%, 4/15/2043	25,000	23,701
4.90%, 11/30/2046	1,150,000	1,087,934
Agilent Technologies, Inc.:
4.20%, 9/9/2027	200,000	199,964
4.75%, 9/9/2034	200,000	196,922
Baxter International, Inc.:
1.73%, 4/1/2031 (a)	45,000	38,412
1.92%, 2/1/2027	600,000	577,764
2.27%, 12/1/2028	500,000	465,475
3.13%, 12/1/2051 (a)	250,000	159,520
3.50%, 8/15/2046	50,000	35,711
Boston Scientific Corp.:
2.65%, 6/1/2030	1,100,000	1,018,402
4.55%, 3/1/2039	50,000	47,341
4.70%, 3/1/2049 (a)	35,000	31,498
Danaher Corp. 2.60%, 10/1/2050	565,000	340,571
DH Europe Finance II SARL:
2.60%, 11/15/2029	30,000	28,013
3.25%, 11/15/2039	50,000	40,111
3.40%, 11/15/2049	50,000	35,558
GE HealthCare Technologies, Inc.:
4.80%, 1/15/2031	425,000	428,468
5.50%, 6/15/2035	75,000	76,794
5.65%, 11/15/2027	500,000	515,210
6.38%, 11/22/2052	500,000	538,635
Medtronic Global Holdings SCA 4.25%, 3/30/2028	155,000	155,733
Medtronic, Inc.:
4.38%, 3/15/2035	554,000	535,923
4.63%, 3/15/2045	345,000	310,176
Revvity, Inc.:
2.25%, 9/15/2031	105,000	89,887
2.55%, 3/15/2031	85,000	74,699
3.30%, 9/15/2029	65,000	61,582
Smith & Nephew PLC:
2.03%, 10/14/2030	550,000	481,976
5.40%, 3/20/2034	55,000	55,826
Solventum Corp.:
5.45%, 2/25/2027	250,000	254,055
5.60%, 3/23/2034	300,000	308,682
5.90%, 4/30/2054 (a)	900,000	899,802
Stryker Corp.:
1.95%, 6/15/2030	50,000	44,606
2.90%, 6/15/2050	25,000	16,351
3.65%, 3/7/2028	50,000	49,344
4.25%, 9/11/2029	500,000	499,455
4.63%, 9/11/2034 (a)	250,000	245,935
4.63%, 3/15/2046 (a)	375,000	331,459
4.70%, 2/10/2028 (a)	120,000	121,580
4.85%, 12/8/2028	115,000	117,263
Security Description	Principal Amount	Value
4.85%, 2/10/2030 (a)	$145,000	$147,912
5.20%, 2/10/2035	95,000	96,733
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	500,000	358,515
4.10%, 8/15/2047	100,000	82,132
5.00%, 12/5/2026	700,000	707,602
5.00%, 1/31/2029 (a)	500,000	513,245
5.09%, 8/10/2033	150,000	153,327
5.20%, 1/31/2034 (a)	175,000	179,916
5.40%, 8/10/2043	65,000	64,138
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	100,000	88,421
5.05%, 2/19/2030	105,000	107,624
5.20%, 9/15/2034	200,000	200,554
5.35%, 12/1/2028 (a)	100,000	103,074
5.50%, 2/19/2035	500,000	512,455
		14,629,336
HEALTH CARE SERVICES — 0.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	153,938
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	50,000	35,562
3.83%, 8/15/2028	750,000	741,990
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	46,241
Ascension Health:
Series B, 3.11%, 11/15/2039 (a)	500,000	390,685
3.95%, 11/15/2046	150,000	120,059
Banner Health 2.34%, 1/1/2030	40,000	36,713
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	25,000	21,970
Series 2021, 2.84%, 11/15/2050	500,000	314,625
Centene Corp.:
2.45%, 7/15/2028	1,000,000	929,740
2.50%, 3/1/2031	500,000	430,830
3.38%, 2/15/2030	500,000	460,435
4.63%, 12/15/2029	1,000,000	973,370
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,048
Cigna Group:
2.40%, 3/15/2030	120,000	109,476
3.05%, 10/15/2027	50,000	48,721
3.40%, 3/15/2050	415,000	281,295
3.40%, 3/15/2051	290,000	194,657
4.38%, 10/15/2028	810,000	811,069
4.80%, 8/15/2038	60,000	56,329
4.90%, 12/15/2048	795,000	693,860

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/15/2029	$250,000	$255,610
5.25%, 2/15/2034	750,000	761,580
5.60%, 2/15/2054	85,000	81,313
CommonSpirit Health:
4.19%, 10/1/2049	250,000	194,138
4.35%, 11/1/2042	25,000	20,983
5.32%, 12/1/2034	195,000	195,934
5.55%, 12/1/2054	1,375,000	1,292,252
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	39,568
Elevance Health, Inc.:
2.25%, 5/15/2030	265,000	239,144
2.55%, 3/15/2031	100,000	89,791
3.13%, 5/15/2050	270,000	175,308
3.60%, 3/15/2051	305,000	214,686
3.65%, 12/1/2027	130,000	128,476
4.10%, 3/1/2028 (a)	100,000	99,716
4.10%, 5/15/2032	200,000	191,902
4.38%, 12/1/2047	130,000	106,042
4.50%, 10/30/2026	350,000	351,099
4.55%, 3/1/2048	50,000	41,598
4.65%, 1/15/2043	50,000	43,796
4.75%, 2/15/2030	145,000	146,708
4.75%, 2/15/2033	250,000	248,295
5.13%, 2/15/2053	500,000	445,955
5.20%, 2/15/2035	865,000	873,615
5.65%, 6/15/2054	500,000	479,355
5.70%, 2/15/2055 (a)	115,000	111,403
HCA, Inc.:
2.38%, 7/15/2031	650,000	566,176
3.13%, 3/15/2027	45,000	44,065
3.50%, 7/15/2051	650,000	430,664
3.63%, 3/15/2032	650,000	599,066
4.13%, 6/15/2029	1,035,000	1,016,919
4.50%, 2/15/2027	50,000	50,012
4.63%, 3/15/2052	500,000	401,855
5.00%, 3/1/2028	60,000	60,862
5.13%, 6/15/2039	275,000	258,461
5.25%, 3/1/2030	110,000	112,762
5.25%, 6/15/2049	100,000	88,880
5.45%, 9/15/2034	65,000	65,495
5.50%, 3/1/2032	125,000	129,009
5.50%, 6/1/2033	550,000	563,420
5.50%, 6/15/2047	65,000	60,436
5.75%, 3/1/2035	200,000	205,626
5.90%, 6/1/2053	750,000	724,372
6.00%, 4/1/2054	500,000	488,855
6.20%, 3/1/2055	625,000	629,144
Humana, Inc.:
2.15%, 2/3/2032	350,000	293,408
3.70%, 3/23/2029	105,000	101,785
4.80%, 3/15/2047	100,000	82,778
4.95%, 10/1/2044	50,000	43,192
Security Description	Principal Amount	Value
5.38%, 4/15/2031	$110,000	$112,471
5.55%, 5/1/2035	180,000	180,909
5.75%, 12/1/2028	750,000	780,487
5.95%, 3/15/2034 (a)	250,000	259,597
6.00%, 5/1/2055	500,000	481,940
Icon Investments Six DAC 5.85%, 5/8/2029	250,000	259,127
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	15,661
IQVIA, Inc. 6.25%, 2/1/2029	440,000	459,782
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	39,239
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	135,000	96,556
Series 2021, 3.00%, 6/1/2051	135,000	87,488
Series 2019, 3.27%, 11/1/2049	105,000	72,661
4.15%, 5/1/2047	500,000	409,640
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	100,000	89,997
2.95%, 12/1/2029	100,000	94,030
4.70%, 2/1/2045	25,000	21,886
4.80%, 10/1/2034	850,000	832,422
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	76,223
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	62,839
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	55,000	35,873
4.13%, 7/1/2052 (a)	25,000	19,901
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	39,638
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	33,657
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	35,000	23,485
New York & Presbyterian Hospital:
2.26%, 8/1/2040	50,000	34,354
Series 2019, 3.95%, 8/1/2119	35,000	23,944
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	39,695

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Novant Health, Inc. 3.17%, 11/1/2051	$85,000	$56,252
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055 (a)	100,000	67,463
Orlando Health Obligated Group:
3.33%, 10/1/2050	25,000	17,513
5.48%, 10/1/2035	500,000	512,140
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	80,000	73,937
5.37%, 10/1/2032	115,000	116,949
5.40%, 10/1/2033	250,000	252,712
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	32,564
4.20%, 6/30/2029	100,000	99,534
4.63%, 12/15/2029	250,000	252,370
4.70%, 3/30/2045	25,000	21,944
6.40%, 11/30/2033	500,000	548,075
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	49,676
Series 20A, 3.36%, 8/15/2050	55,000	38,128
5.16%, 8/15/2033	180,000	182,239
Series 2025, 5.21%, 8/15/2032 (a)	100,000	102,713
Series 2025, 5.54%, 8/15/2035	600,000	620,520
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	35,957
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	305,000	272,926
2.30%, 5/15/2031	100,000	88,276
2.75%, 5/15/2040	300,000	217,515
2.90%, 5/15/2050	200,000	124,462
3.05%, 5/15/2041	350,000	257,134
3.13%, 5/15/2060	100,000	60,031
3.25%, 5/15/2051	100,000	66,285
3.38%, 4/15/2027	100,000	98,574
3.50%, 8/15/2039	200,000	161,418
3.75%, 10/15/2047	50,000	37,169
3.88%, 12/15/2028	15,000	14,805
4.25%, 4/15/2047	100,000	80,902
4.40%, 6/15/2028	75,000	75,362
4.60%, 4/15/2027	350,000	352,222
4.63%, 7/15/2035	200,000	193,222
4.65%, 1/15/2031	125,000	125,633
4.75%, 7/15/2026	85,000	85,309
4.75%, 7/15/2045	230,000	203,463
4.75%, 5/15/2052	500,000	426,320
4.80%, 1/15/2030	200,000	203,106
4.90%, 4/15/2031	1,500,000	1,523,955
Security Description	Principal Amount	Value
4.95%, 1/15/2032	$150,000	$151,874
5.00%, 4/15/2034	350,000	349,639
5.15%, 7/15/2034 (a)	150,000	151,404
5.20%, 4/15/2063	750,000	667,357
5.25%, 2/15/2028	645,000	662,028
5.30%, 6/15/2035 (a)	605,000	616,568
5.35%, 2/15/2033	700,000	720,524
5.38%, 4/15/2054	750,000	700,725
5.50%, 7/15/2044	200,000	194,862
5.63%, 7/15/2054	1,150,000	1,114,902
5.75%, 7/15/2064	855,000	831,334
5.88%, 2/15/2053	500,000	500,670
5.95%, 6/15/2055 (a)	440,000	447,080
6.88%, 2/15/2038	25,000	28,397
Universal Health Services, Inc.:
4.63%, 10/15/2029	140,000	138,445
5.05%, 10/15/2034	140,000	133,752
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	340,373
		40,888,333
HOME BUILDERS — 0.0% *
DR Horton, Inc.:
4.85%, 10/15/2030	90,000	90,802
5.00%, 10/15/2034 (a)	105,000	103,908
5.50%, 10/15/2035	90,000	91,638
Lennar Corp.:
4.75%, 11/29/2027	250,000	251,750
5.20%, 7/30/2030	115,000	117,181
MDC Holdings, Inc. 3.97%, 8/6/2061 (a)	200,000	139,908
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	105,000	105,369
NVR, Inc. 3.00%, 5/15/2030	130,000	121,033
PulteGroup, Inc. 5.00%, 1/15/2027	106,000	106,757
Toll Brothers Finance Corp. 4.88%, 3/15/2027	750,000	752,182
		1,880,528
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc. 4.40%, 3/15/2029 (a)	100,000	97,324
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	55,000	43,183
4.20%, 5/1/2030	195,000	195,821
4.60%, 3/1/2028	145,000	147,536
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	95,000	82,738
2.38%, 12/1/2029	40,000	36,875
3.13%, 12/1/2049	60,000	38,391
4.38%, 5/15/2028	115,000	115,390

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 5/15/2033 (a)	$125,000	$123,071
5.00%, 2/14/2034 (a)	350,000	350,637
5.15%, 5/15/2053 (a)	750,000	710,460
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	246,448
3.38%, 3/24/2029	750,000	724,965
3.63%, 3/24/2032	250,000	233,870
Kenvue, Inc. 4.85%, 5/22/2032	250,000	252,913
Procter & Gamble Co.:
1.20%, 10/29/2030 (a)	300,000	258,822
1.90%, 2/1/2027	500,000	484,690
2.45%, 11/3/2026	150,000	147,146
3.00%, 3/25/2030	100,000	95,418
3.95%, 1/26/2028	500,000	502,740
4.05%, 1/26/2033	200,000	197,196
4.15%, 10/24/2029	185,000	186,228
4.55%, 10/24/2034	250,000	249,260
4.60%, 5/1/2035	350,000	349,919
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	86,923
1.75%, 8/12/2031	140,000	121,185
2.00%, 7/28/2026	100,000	97,733
2.90%, 5/5/2027	150,000	147,230
4.63%, 8/12/2034	500,000	496,280
		6,723,068
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	260,860
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	34,870
5.60%, 11/15/2032	95,000	99,993
Clorox Co.:
3.10%, 10/1/2027	50,000	48,850
3.90%, 5/15/2028	50,000	49,580
4.40%, 5/1/2029	200,000	200,782
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	14,097
2.00%, 11/2/2031	750,000	661,718
3.10%, 3/26/2030	40,000	38,147
3.20%, 4/25/2029	100,000	96,975
3.90%, 5/4/2047	50,000	39,168
3.95%, 11/1/2028	55,000	54,883
4.50%, 2/16/2033	100,000	100,086
		1,700,009
INSURANCE — 0.7%
Aflac, Inc. 4.75%, 1/15/2049	75,000	64,980
Alleghany Corp. 4.90%, 9/15/2044	50,000	45,582
Allstate Corp.:
1.45%, 12/15/2030 (a)	250,000	213,165
3.85%, 8/10/2049	125,000	95,553
4.20%, 12/15/2046	50,000	40,835
Security Description	Principal Amount	Value
5.05%, 6/24/2029	$350,000	$359,149
5.25%, 3/30/2033	195,000	199,855
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	81,058
American International Group, Inc.:
4.38%, 6/30/2050	315,000	263,592
4.85%, 5/7/2030	95,000	96,492
5.13%, 3/27/2033	500,000	508,325
American National Group, Inc.:
5.75%, 10/1/2029	100,000	102,430
6.00%, 7/15/2035	250,000	251,087
Aon Corp. 3.75%, 5/2/2029	100,000	97,868
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	571,405
Aon North America, Inc.:
5.13%, 3/1/2027	1,095,000	1,108,458
5.15%, 3/1/2029	250,000	256,072
5.45%, 3/1/2034	250,000	256,802
5.75%, 3/1/2054	250,000	246,395
Arch Capital Group Ltd. 3.64%, 6/30/2050	105,000	76,729
Arthur J Gallagher & Co.:
4.60%, 12/15/2027	55,000	55,435
4.85%, 12/15/2029	85,000	86,240
5.00%, 2/15/2032	85,000	86,139
5.15%, 2/15/2035	140,000	140,078
5.45%, 7/15/2034	200,000	204,836
5.55%, 2/15/2055	880,000	844,378
5.75%, 3/2/2053	350,000	343,504
Assurant, Inc.:
2.65%, 1/15/2032	600,000	510,876
4.90%, 3/27/2028	50,000	50,382
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	40,000	27,266
6.13%, 9/15/2028	40,000	42,045
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	318,560
3.50%, 1/15/2031	150,000	141,160
4.13%, 1/12/2028	100,000	99,014
6.25%, 4/1/2054	65,000	64,094
6.63%, 5/19/2055	150,000	154,185
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	24,337
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	69,969
1.85%, 3/12/2030	10,000	9,063
2.30%, 3/15/2027	200,000	195,086
2.50%, 1/15/2051	110,000	66,024
2.85%, 10/15/2050	340,000	219,548
2.88%, 3/15/2032	200,000	184,346
3.85%, 3/15/2052	550,000	425,430

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 8/15/2048	$850,000	$714,272
4.25%, 1/15/2049	150,000	126,795
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	180,000	167,938
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	147,397
4.70%, 6/22/2047	150,000	114,872
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	132,014
4.20%, 3/17/2032	65,000	62,182
4.50%, 3/15/2029 (a)	50,000	49,965
4.90%, 6/23/2030	750,000	757,050
5.55%, 6/23/2035	450,000	459,063
5.65%, 6/11/2034	75,000	76,997
6.25%, 6/23/2055	450,000	464,143
Chubb INA Holdings LLC:
1.38%, 9/15/2030	150,000	130,473
3.05%, 12/15/2061	500,000	309,005
4.15%, 3/13/2043	25,000	21,310
4.35%, 11/3/2045	125,000	108,144
4.65%, 8/15/2029	100,000	101,736
5.00%, 3/15/2034	695,000	707,823
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	88,043
3.45%, 8/15/2027	100,000	98,085
5.13%, 2/15/2034	55,000	55,068
Corebridge Financial, Inc.:
3.65%, 4/5/2027	500,000	493,720
4.40%, 4/5/2052	500,000	399,960
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	1,000,000	997,640
Enstar Group Ltd. 4.95%, 6/1/2029	50,000	50,322
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	149,671
5.00%, 4/20/2048	100,000	88,356
5.59%, 1/11/2033	100,000	103,984
5 yr. CMT + 2.39%, 6.70%, 3/28/2055 (c)	500,000	510,930
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	341,575
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034	155,000	153,961
6.50%, 6/4/2029	50,000	51,620
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	70,000	64,993
4.85%, 4/17/2028	100,000	100,899
6.00%, 12/7/2033	200,000	208,730
6.10%, 3/15/2055	350,000	345,324
6.35%, 3/22/2054	80,000	81,358
6.50%, 5/20/2055 (d)	200,000	204,204
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	86,788
3.20%, 9/17/2051	250,000	155,235
4.50%, 8/15/2028	50,000	49,883
Security Description	Principal Amount	Value
First American Financial Corp. 5.45%, 9/30/2034	$200,000	$196,514
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	88,371
4.55%, 9/15/2028	25,000	25,125
5.85%, 9/15/2034	350,000	362,327
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	13,353
Hartford Insurance Group, Inc.:
2.80%, 8/19/2029	70,000	65,836
2.90%, 9/15/2051	325,000	203,216
4.40%, 3/15/2048	100,000	83,799
Jackson Financial, Inc. 3.13%, 11/23/2031	350,000	310,320
Kemper Corp. 2.40%, 9/30/2030	100,000	87,905
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	83,000	78,018
3.40%, 3/1/2032	250,000	224,727
3.80%, 3/1/2028 (a)	35,000	34,426
6.30%, 10/9/2037	50,000	52,271
Loews Corp. 3.20%, 5/15/2030	15,000	14,201
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	67,923
3.70%, 3/16/2032	200,000	189,546
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	50,000	49,417
Markel Group, Inc.:
3.45%, 5/7/2052	135,000	90,732
3.50%, 11/1/2027	50,000	49,064
4.15%, 9/17/2050	50,000	38,336
5.00%, 5/20/2049	30,000	26,243
6.00%, 5/16/2054	300,000	299,964
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	250,000	251,035
4.55%, 11/8/2027	40,000	40,314
4.85%, 11/15/2031	1,000,000	1,015,020
5.00%, 3/15/2035	400,000	399,720
5.15%, 3/15/2034	145,000	147,993
5.35%, 11/15/2044	250,000	245,092
5.40%, 9/15/2033	250,000	259,145
5.40%, 3/15/2055	140,000	134,943
5.70%, 9/15/2053	400,000	402,116
Mercury General Corp. 4.40%, 3/15/2027	50,000	49,565
MetLife, Inc.:
4.05%, 3/1/2045	150,000	122,699
4.88%, 11/13/2043	200,000	183,566
5.25%, 1/15/2054	500,000	470,930
5.30%, 12/15/2034 (a)	1,250,000	1,283,712
5.38%, 7/15/2033	400,000	416,408
6.40%, 12/15/2066	100,000	103,948

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Old Republic International Corp.:
3.85%, 6/11/2051	$85,000	$60,448
5.75%, 3/28/2034	100,000	102,994
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	133,716
3.70%, 5/15/2029	50,000	48,777
5.38%, 3/15/2033	140,000	143,791
Progressive Corp.:
2.50%, 3/15/2027	40,000	38,965
3.00%, 3/15/2032	50,000	45,623
4.00%, 3/1/2029	50,000	49,693
4.13%, 4/15/2047	500,000	410,980
4.20%, 3/15/2048	100,000	82,721
4.95%, 6/15/2033 (a)	400,000	408,404
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	100,000	73,475
3.94%, 12/7/2049	100,000	76,502
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (c)	170,000	167,249
Series MTN, 4.60%, 5/15/2044	75,000	66,263
5.20%, 3/14/2035	110,000	111,088
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (c)	1,000,000	1,011,670
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (c)	350,000	352,814
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (c)	500,000	515,260
Series MTN, 6.63%, 6/21/2040	25,000	28,109
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (c)	510,000	534,250
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	139,503
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	32,702
3.90%, 5/15/2029 (a)	50,000	49,087
5.75%, 9/15/2034	300,000	308,463
5 yr. CMT + 2.39%, 6.65%, 9/15/2055 (c)	500,000	498,475
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,532
RenaissanceRe Holdings Ltd.:
5.75%, 6/5/2033	250,000	257,097
5.80%, 4/1/2035 (a)	500,000	513,340
Selective Insurance Group, Inc. 5.90%, 4/15/2035	65,000	66,518
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	5,975
3.05%, 6/8/2051	250,000	164,485
3.75%, 5/15/2046	10,000	7,753
Security Description	Principal Amount	Value
4.00%, 5/30/2047	$80,000	$64,070
4.05%, 3/7/2048	100,000	79,907
4.10%, 3/4/2049	100,000	80,566
5.45%, 5/25/2053	515,000	502,908
Series MTN, 6.25%, 6/15/2037	25,000	27,534
Unum Group:
4.00%, 6/15/2029	70,000	68,688
4.13%, 6/15/2051	100,000	74,485
4.50%, 12/15/2049	15,000	11,881
6.00%, 6/15/2054	315,000	309,976
W.R. Berkley Corp.:
3.55%, 3/30/2052	100,000	69,030
4.00%, 5/12/2050	45,000	34,305
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	51,650
4.50%, 9/15/2028	50,000	50,140
4.65%, 6/15/2027	100,000	100,620
5.35%, 5/15/2033	250,000	256,057
5.90%, 3/5/2054	150,000	148,848
		35,473,582
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	400,000	353,532
2.70%, 2/9/2041 (a)	500,000	347,705
3.15%, 2/9/2051	100,000	64,875
3.40%, 12/6/2027 (a)	1,200,000	1,178,004
4.20%, 12/6/2047	260,000	208,203
4.88%, 5/26/2030 (a) (d)	200,000	204,258
5.25%, 5/26/2035 (d)	200,000	202,256
Alphabet, Inc.:
1.10%, 8/15/2030	665,000	574,287
2.00%, 8/15/2026	250,000	244,540
2.05%, 8/15/2050 (a)	250,000	139,590
2.25%, 8/15/2060 (a)	1,000,000	531,600
4.00%, 5/15/2030	85,000	85,042
4.50%, 5/15/2035	250,000	246,663
5.25%, 5/15/2055	120,000	118,139
5.30%, 5/15/2065	210,000	205,653
Amazon.com, Inc.:
1.50%, 6/3/2030 (a)	235,000	207,888
1.65%, 5/12/2028	150,000	140,882
2.10%, 5/12/2031	150,000	133,190
2.50%, 6/3/2050	390,000	234,359
2.70%, 6/3/2060	280,000	160,756
2.88%, 5/12/2041	1,650,000	1,231,312
3.10%, 5/12/2051	150,000	101,102
3.15%, 8/22/2027	100,000	98,360
3.25%, 5/12/2061	150,000	97,659
3.30%, 4/13/2027	250,000	247,187
3.45%, 4/13/2029 (a)	200,000	196,228
3.60%, 4/13/2032	250,000	239,240
3.88%, 8/22/2037	125,000	113,024
3.95%, 4/13/2052	1,000,000	789,060
4.05%, 8/22/2047	625,000	516,500

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 8/22/2057	$150,000	$122,889
4.55%, 12/1/2027	250,000	253,345
4.65%, 12/1/2029	500,000	511,310
4.70%, 12/1/2032	1,500,000	1,527,120
4.95%, 12/5/2044	125,000	121,073
Baidu, Inc.:
1.63%, 2/23/2027 (a)	200,000	191,596
2.38%, 8/23/2031	200,000	178,304
Booking Holdings, Inc. 4.63%, 4/13/2030	100,000	101,190
eBay, Inc.:
2.60%, 5/10/2031	100,000	89,717
2.70%, 3/11/2030	600,000	556,140
3.65%, 5/10/2051	550,000	398,326
Expedia Group, Inc.:
3.25%, 2/15/2030 (a)	35,000	33,050
3.80%, 2/15/2028 (a)	50,000	49,259
4.63%, 8/1/2027	590,000	592,342
5.40%, 2/15/2035 (a)	555,000	558,785
Meta Platforms, Inc.:
3.85%, 8/15/2032 (a)	500,000	480,845
4.30%, 8/15/2029	145,000	146,378
4.45%, 8/15/2052	750,000	632,100
4.55%, 8/15/2031	1,075,000	1,090,297
4.60%, 5/15/2028	250,000	254,627
4.75%, 8/15/2034	135,000	135,617
4.95%, 5/15/2033	250,000	256,172
5.40%, 8/15/2054	105,000	102,368
5.55%, 8/15/2064	645,000	630,513
5.60%, 5/15/2053	500,000	499,775
5.75%, 5/15/2063	500,000	504,460
Netflix, Inc.:
4.90%, 8/15/2034 (a)	60,000	61,144
5.40%, 8/15/2054	30,000	29,587
5.88%, 11/15/2028	750,000	790,575
Uber Technologies, Inc.:
4.80%, 9/15/2034	500,000	492,240
5.35%, 9/15/2054	300,000	280,347
VeriSign, Inc.:
2.70%, 6/15/2031	80,000	71,579
5.25%, 6/1/2032	250,000	254,687
		21,208,851
INVESTMENT COMPANY SECURITY — 0.2%
Apollo Debt Solutions BDC:
6.55%, 3/15/2032 (d)	100,000	102,274
6.70%, 7/29/2031 (a)	315,000	326,976
ARES Capital Corp.:
2.15%, 7/15/2026	250,000	243,600
2.88%, 6/15/2028	500,000	471,190
5.50%, 9/1/2030	100,000	99,663
5.80%, 3/8/2032	350,000	348,611
5.95%, 7/15/2029	65,000	66,516
ARES Strategic Income Fund:
5.70%, 3/15/2028	600,000	604,650
6.35%, 8/15/2029 (a)	250,000	256,345
Security Description	Principal Amount	Value
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	$100,000	$96,894
5.95%, 3/15/2030	100,000	99,159
Barings BDC, Inc. 7.00%, 2/15/2029 (a)	65,000	67,025
Barings Private Credit Corp. 6.15%, 6/11/2030 (d)	250,000	247,178
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (a)	45,000	46,512
Blackstone Private Credit Fund:
2.63%, 12/15/2026	200,000	193,212
4.95%, 9/26/2027	45,000	44,817
5.60%, 11/22/2029	250,000	251,675
6.25%, 1/25/2031	350,000	359,947
7.30%, 11/27/2028	250,000	266,808
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	93,092
5.30%, 6/30/2030	145,000	143,637
5.35%, 4/13/2028	395,000	397,844
Blue Owl Capital Corp.:
3.40%, 7/15/2026	250,000	245,870
5.95%, 3/15/2029 (a)	165,000	165,875
6.20%, 7/15/2030	175,000	176,860
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	200,000	200,582
6.60%, 9/15/2029	250,000	257,473
6.65%, 3/15/2031	145,000	149,325
7.95%, 6/13/2028	200,000	213,938
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	500,000	479,015
FS KKR Capital Corp.:
6.13%, 1/15/2030 (a)	250,000	248,715
6.88%, 8/15/2029	200,000	205,178
Goldman Sachs Private Credit Corp. 6.25%, 5/6/2030 (a) (d)	300,000	304,221
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	160,000	155,723
6.00%, 7/15/2029 (a)	200,000	202,678
Golub Capital Private Credit Fund:
5.80%, 9/12/2029	500,000	499,640
5.88%, 5/1/2030 (a)	70,000	69,946
HA Sustainable Infrastructure Capital, Inc.:
6.15%, 1/15/2031	250,000	252,905
6.38%, 7/1/2034	125,000	125,113
6.75%, 7/15/2035	175,000	178,196
HPS Corporate Lending Fund:
5.85%, 6/5/2030 (a) (d)	250,000	249,615
5.95%, 4/14/2032	175,000	174,085
6.25%, 9/30/2029	150,000	152,814

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Main Street Capital Corp. 3.00%, 7/14/2026	$85,000	$83,167
Morgan Stanley Direct Lending Fund 6.00%, 5/19/2030	145,000	145,697
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	95,879
Oaktree Strategic Credit Fund 6.50%, 7/23/2029 (a)	40,000	40,975
Sixth Street Lending Partners:
5.75%, 1/15/2030 (a)	100,000	100,198
6.13%, 7/15/2030 (d)	125,000	127,316
6.50%, 3/11/2029	350,000	361,385
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030	200,000	200,562
6.95%, 8/14/2028 (a)	70,000	73,679
		10,764,250
IRON/STEEL — 0.1%
ArcelorMittal SA:
6.00%, 6/17/2034 (a)	95,000	99,636
6.35%, 6/17/2054 (a)	350,000	354,413
6.55%, 11/29/2027	200,000	208,494
6.80%, 11/29/2032 (a)	175,000	192,357
Nucor Corp.:
2.70%, 6/1/2030	15,000	13,857
2.98%, 12/15/2055	50,000	30,661
3.13%, 4/1/2032	90,000	81,932
4.30%, 5/23/2027	500,000	501,645
5.10%, 6/1/2035	350,000	351,187
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	9,426
3.25%, 10/15/2050	20,000	13,164
3.45%, 4/15/2030	40,000	38,065
5.25%, 5/15/2035	90,000	90,060
5.38%, 8/15/2034	105,000	106,531
5.75%, 5/15/2055	590,000	571,781
Vale Overseas Ltd.:
6.13%, 6/12/2033 (a)	375,000	392,985
6.40%, 6/28/2054	420,000	413,398
6.88%, 11/10/2039	300,000	325,287
		3,794,879
IT SERVICES — 0.3%
Accenture Capital, Inc. 4.05%, 10/4/2029	750,000	745,065
Apple, Inc.:
4.00%, 5/10/2028	925,000	928,089
4.00%, 5/12/2028	250,000	250,517
4.20%, 5/12/2030	1,250,000	1,255,725
4.30%, 5/10/2033 (a)	700,000	701,862
4.50%, 5/12/2032	250,000	253,117
4.75%, 5/12/2035	250,000	251,995
4.85%, 5/10/2053 (a)	2,000,000	1,903,520
Security Description	Principal Amount	Value
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	$350,000	$358,837
5.95%, 4/15/2035 (a)	350,000	357,080
CGI, Inc. 4.95%, 3/14/2030 (d)	250,000	252,595
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	250,000	186,773
3.45%, 12/15/2051	250,000	171,638
4.85%, 2/1/2035	250,000	241,183
5.00%, 4/1/2030	1,180,000	1,199,022
5.50%, 4/1/2035	250,000	252,522
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	100,000	103,650
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	590,000	590,625
4.45%, 9/25/2026	90,000	90,149
4.55%, 10/15/2029	200,000	199,018
4.85%, 10/15/2031 (a)	200,000	199,162
5.00%, 10/15/2034	145,000	140,688
5.25%, 7/1/2028	250,000	256,285
5.60%, 10/15/2054 (a)	600,000	553,662
HP, Inc. 6.10%, 4/25/2035	180,000	186,304
IBM International Capital Pte. Ltd.:
4.90%, 2/5/2034	500,000	498,745
5.30%, 2/5/2054	605,000	565,179
International Business Machines Corp.:
4.65%, 2/10/2028	500,000	505,740
4.80%, 2/10/2030	250,000	254,002
5.20%, 2/10/2035	250,000	253,605
5.70%, 2/10/2055 (a)	250,000	247,223
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	90,000	96,160
Leidos, Inc. 5.50%, 3/15/2035	235,000	238,574
NetApp, Inc.:
5.50%, 3/17/2032	140,000	144,402
5.70%, 3/17/2035	200,000	205,436
		14,638,149
LEISURE TIME — 0.0% *
Brunswick Corp. 4.40%, 9/15/2032 (a)	250,000	233,323
Polaris, Inc. 6.95%, 3/15/2029 (a)	350,000	367,951
		601,274
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	50,000	47,533
5.85%, 8/1/2034	125,000	126,027

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Hyatt Hotels Corp.:
4.38%, 9/15/2028	$50,000	$49,827
5.05%, 3/30/2028	300,000	303,267
5.25%, 6/30/2029	110,000	111,912
5.38%, 12/15/2031	200,000	203,172
5.75%, 1/30/2027	190,000	193,933
5.75%, 3/30/2032 (a)	125,000	128,347
Las Vegas Sands Corp.:
5.63%, 6/15/2028	90,000	91,826
6.00%, 8/15/2029	125,000	128,421
6.00%, 6/14/2030	125,000	128,925
6.20%, 8/15/2034	125,000	127,700
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	454,645
4.80%, 3/15/2030	200,000	201,956
5.00%, 10/15/2027	55,000	55,898
5.10%, 4/15/2032	660,000	668,501
5.35%, 3/15/2035	400,000	403,296
5.50%, 4/15/2037	250,000	250,035
5.55%, 10/15/2028 (a)	155,000	160,735
Sands China Ltd. 5.40%, 8/8/2028	750,000	755,805
		4,591,761
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
4.40%, 3/3/2028	500,000	503,800
4.50%, 1/7/2027	100,000	100,736
4.60%, 11/15/2027	750,000	758,820
4.80%, 1/8/2030	100,000	102,410
5.00%, 5/14/2027	750,000	762,577
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	100,000	93,900
2.60%, 4/9/2030	95,000	88,327
3.25%, 4/9/2050 (a)	125,000	87,329
3.80%, 8/15/2042	125,000	103,185
4.75%, 5/15/2064	25,000	22,005
5.20%, 5/15/2035	250,000	254,783
5.50%, 5/15/2055	500,000	497,345
Eaton Capital ULC 4.45%, 5/9/2030	750,000	753,547
Oshkosh Corp. 3.10%, 3/1/2030	10,000	9,368
		4,138,132
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp. 5.80%, 3/21/2034 (a)	500,000	507,475
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	145,282
4.55%, 4/10/2028	125,000	125,512
5.10%, 4/20/2029	125,000	127,581
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	15,000	14,854
Security Description	Principal Amount	Value
Deere & Co.:
2.88%, 9/7/2049	$35,000	$23,012
3.90%, 6/9/2042	225,000	191,475
5.45%, 1/16/2035	250,000	260,370
5.70%, 1/19/2055	500,000	516,055
Flowserve Corp.:
2.80%, 1/15/2032	75,000	65,272
3.50%, 10/1/2030	35,000	32,789
IDEX Corp.:
2.63%, 6/15/2031	100,000	89,204
3.00%, 5/1/2030	25,000	23,249
4.95%, 9/1/2029	35,000	35,543
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	750,000	769,905
5.45%, 6/15/2034	105,000	107,891
5.70%, 6/15/2054	285,000	281,945
John Deere Capital Corp.:
Series MTN, 1.30%, 10/13/2026	300,000	289,656
1.45%, 1/15/2031 (a)	70,000	60,409
Series MTN, 1.50%, 3/6/2028	100,000	93,648
Series MTN, 2.25%, 9/14/2026	100,000	97,701
Series MTN, 2.80%, 7/18/2029	50,000	47,370
Series MTN, 3.35%, 4/18/2029	100,000	97,118
4.40%, 9/8/2031	1,000,000	998,080
4.50%, 1/8/2027	100,000	100,620
4.65%, 1/7/2028	85,000	86,295
Series MTN, 4.70%, 6/10/2030	750,000	762,712
Series MTN, 4.85%, 3/5/2027	250,000	253,325
Series MTN, 4.85%, 6/11/2029	200,000	204,936
Series MTN, 4.90%, 3/7/2031	350,000	358,610
Series MTN, 4.95%, 7/14/2028	55,000	56,337
Series MTN, 5.05%, 6/12/2034	200,000	203,364
Series MTN, 5.10%, 4/11/2034	250,000	255,417
Series I, 5.15%, 9/8/2033 (a)	100,000	103,374
Series MTN, 5.15%, 9/8/2026 (a)	100,000	101,185
Nordson Corp. 4.50%, 12/15/2029	250,000	250,102
nVent Finance SARL:
2.75%, 11/15/2031	50,000	43,397
4.55%, 4/15/2028	50,000	50,053
Otis Worldwide Corp.:
2.57%, 2/15/2030	250,000	230,582

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.11%, 2/15/2040	$250,000	$192,177
5.13%, 11/19/2031	100,000	102,981
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	82,901
4.20%, 3/1/2049	250,000	205,910
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	300,000	301,701
5.50%, 5/29/2035	250,000	253,670
Xylem, Inc. 1.95%, 1/30/2028	45,000	42,537
		9,243,582
MEDIA — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032 (a)	350,000	295,036
2.80%, 4/1/2031	290,000	258,581
3.50%, 6/1/2041	500,000	362,825
3.50%, 3/1/2042	500,000	356,750
3.70%, 4/1/2051	730,000	486,567
3.85%, 4/1/2061	100,000	64,055
3.90%, 6/1/2052	850,000	582,505
4.20%, 3/15/2028	250,000	247,780
4.40%, 4/1/2033	315,000	296,317
4.40%, 12/1/2061	100,000	70,140
4.80%, 3/1/2050	655,000	524,570
5.05%, 3/30/2029	100,000	101,005
5.25%, 4/1/2053	750,000	639,285
5.38%, 5/1/2047	150,000	130,080
6.10%, 6/1/2029	1,615,000	1,691,002
6.15%, 11/10/2026	500,000	509,690
6.48%, 10/23/2045	185,000	183,291
6.55%, 6/1/2034	180,000	191,948
Comcast Corp.:
1.50%, 2/15/2031 (a)	150,000	128,048
1.95%, 1/15/2031 (a)	70,000	61,333
2.45%, 8/15/2052 (a)	115,000	62,522
2.65%, 8/15/2062	75,000	39,113
2.80%, 1/15/2051	805,000	482,026
2.89%, 11/1/2051	350,000	212,754
2.94%, 11/1/2056	500,000	293,525
2.99%, 11/1/2063	550,000	309,243
3.15%, 2/15/2028	200,000	194,862
3.20%, 7/15/2036 (a)	250,000	208,840
3.30%, 2/1/2027	150,000	147,945
3.30%, 4/1/2027	100,000	98,511
3.40%, 4/1/2030	550,000	527,791
3.40%, 7/15/2046	100,000	70,957
3.75%, 4/1/2040	250,000	207,162
3.90%, 3/1/2038	150,000	129,941
4.00%, 11/1/2049	69,000	52,495
4.15%, 10/15/2028	750,000	748,665
4.20%, 8/15/2034	100,000	94,492
Security Description	Principal Amount	Value
4.25%, 10/15/2030	$50,000	$49,748
4.25%, 1/15/2033	50,000	48,304
4.55%, 1/15/2029	500,000	505,595
4.60%, 10/15/2038	305,000	282,323
4.65%, 2/15/2033 (a)	500,000	496,195
4.65%, 7/15/2042	75,000	66,456
4.70%, 10/15/2048	500,000	428,250
4.95%, 5/15/2032 (a)	100,000	101,681
4.95%, 10/15/2058	105,000	89,859
5.30%, 6/1/2034	1,200,000	1,229,328
5.30%, 5/15/2035	150,000	152,806
5.35%, 5/15/2053	500,000	463,010
5.50%, 11/15/2032 (a)	605,000	634,736
5.50%, 5/15/2064	750,000	698,197
5.65%, 6/1/2054 (a)	1,110,000	1,079,053
6.05%, 5/15/2055	450,000	459,391
Fox Corp.:
4.71%, 1/25/2029	40,000	40,342
5.48%, 1/25/2039	275,000	268,675
5.58%, 1/25/2049 (a)	525,000	491,888
6.50%, 10/13/2033	240,000	259,546
Grupo Televisa SAB 6.13%, 1/31/2046 (a)	58,000	47,797
Paramount Global:
2.90%, 1/15/2027	66,000	64,234
3.70%, 6/1/2028	50,000	48,594
4.20%, 6/1/2029	200,000	194,686
4.38%, 3/15/2043	25,000	18,410
4.95%, 1/15/2031	750,000	728,985
4.95%, 5/19/2050	700,000	534,975
5.85%, 9/1/2043	200,000	173,756
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	79,605
5.50%, 9/1/2041	425,000	386,248
5.88%, 11/15/2040	50,000	47,989
6.75%, 6/15/2039	50,000	51,850
TWDC Enterprises 18 Corp. Series MTN, 3.00%, 7/30/2046	75,000	50,753
Walt Disney Co.:
2.00%, 9/1/2029	185,000	169,860
2.20%, 1/13/2028	570,000	546,442
2.65%, 1/13/2031	440,000	405,592
3.38%, 11/15/2026	100,000	99,104
3.50%, 5/13/2040	1,650,000	1,354,039
3.60%, 1/13/2051	1,575,000	1,162,681
3.80%, 5/13/2060	90,000	65,669
4.70%, 3/23/2050 (a)	700,000	624,372
5.40%, 10/1/2043	75,000	74,509
6.65%, 11/15/2037	250,000	286,072
		26,123,257
METAL FABRICATE & HARDWARE — 0.0% *
Timken Co.:
4.13%, 4/1/2032	55,000	51,576

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 12/15/2028	$20,000	$20,050
		71,626
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	191,414
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	252,275
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	125,000	107,204
4.75%, 2/28/2028	350,000	355,498
5.00%, 2/21/2030	200,000	204,998
5.00%, 9/30/2043	50,000	47,402
5.10%, 9/8/2028	250,000	256,435
5.13%, 2/21/2032	200,000	204,814
5.25%, 9/8/2026	250,000	252,972
5.25%, 9/8/2033	250,000	255,937
5.30%, 2/21/2035	200,000	204,126
5.50%, 9/8/2053	95,000	93,983
Freeport-McMoRan, Inc.:
4.63%, 8/1/2030	1,000,000	992,440
5.45%, 3/15/2043	350,000	331,366
Newmont Corp.:
2.25%, 10/1/2030	65,000	58,682
2.60%, 7/15/2032 (a)	500,000	443,710
2.80%, 10/1/2029	80,000	75,659
4.88%, 3/15/2042	50,000	46,543
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	965,000	990,486
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	151,855
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	21,105
4.38%, 3/12/2027 (a)	55,000	55,299
4.50%, 3/14/2028	55,000	55,429
4.75%, 3/22/2042	150,000	136,007
4.88%, 3/14/2030	115,000	117,268
5.00%, 3/14/2032	1,000,000	1,017,130
5.00%, 3/9/2033	250,000	253,332
5.13%, 3/9/2053	400,000	367,952
5.25%, 3/14/2035	85,000	86,460
5.75%, 3/14/2055	110,000	110,206
5.88%, 3/14/2065	105,000	105,565
Southern Copper Corp. 5.88%, 4/23/2045	607,000	599,661
		8,443,213
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029 (a)	100,000	92,718
2.88%, 10/15/2027	225,000	218,621
3.05%, 4/15/2030	500,000	469,930
3.25%, 8/26/2049	310,000	210,245
Security Description	Principal Amount	Value
Series MTN, 3.38%, 3/1/2029	$50,000	$48,412
Series MTN, 3.63%, 10/15/2047	25,000	18,451
Series MTN, 4.00%, 9/14/2048	30,000	23,710
4.80%, 3/15/2030	750,000	762,457
5.15%, 3/15/2035	500,000	503,985
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	60,067
Eaton Corp.:
3.10%, 9/15/2027	100,000	98,165
4.15%, 3/15/2033	500,000	485,650
4.15%, 11/2/2042	25,000	21,500
4.35%, 5/18/2028	205,000	206,636
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	269,786
Parker-Hannifin Corp.:
4.00%, 6/14/2049	40,000	31,497
4.25%, 9/15/2027	750,000	752,362
4.50%, 9/15/2029	500,000	504,935
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	226,863
Textron, Inc.:
2.45%, 3/15/2031	30,000	26,626
3.90%, 9/17/2029	50,000	48,813
5.50%, 5/15/2035 (a)	200,000	202,958
6.10%, 11/15/2033	200,000	213,168
		5,497,555
MULTI-NATIONAL — 0.0% *
Asian Infrastructure Investment Bank:
4.13%, 1/18/2029	205,000	207,310
4.25%, 3/13/2034	150,000	150,270
Corp. Andina de Fomento 2.25%, 2/8/2027	150,000	145,539
International Finance Corp. Series GMTN, 4.38%, 1/15/2027	50,000	50,376
		553,495
OFFICE & BUSINESS EQUIPMENT — 0.0% *
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	209,653
3.57%, 12/1/2031	500,000	460,750
5.55%, 8/22/2034	140,000	140,633
		811,036
OIL & GAS — 0.8%
APA Corp. 5.10%, 9/1/2040 (d)	500,000	419,000
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	439,495
2.72%, 1/12/2032	500,000	447,170
2.94%, 6/4/2051	105,000	65,882

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/24/2050	$250,000	$160,480
3.02%, 1/16/2027	200,000	196,600
3.06%, 6/17/2041	500,000	368,970
3.38%, 2/8/2061	900,000	580,707
3.59%, 4/14/2027	250,000	247,593
3.63%, 4/6/2030	200,000	194,148
3.94%, 9/21/2028	100,000	99,231
4.81%, 2/13/2033	535,000	534,224
4.87%, 11/25/2029 (a)	500,000	510,860
4.89%, 9/11/2033	500,000	500,790
5.02%, 11/17/2027	750,000	763,897
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	350,000	346,601
Series GMTN, 4.95%, 6/1/2047 (a)	100,000	85,372
5.00%, 12/15/2029 (d)	200,000	201,782
5.40%, 12/15/2034 (d)	475,000	471,817
Cenovus Energy, Inc.:
2.65%, 1/15/2032	35,000	30,246
6.75%, 11/15/2039	750,000	804,165
Chevron Corp.:
2.00%, 5/11/2027	350,000	338,163
2.24%, 5/11/2030	100,000	91,347
3.08%, 5/11/2050	100,000	67,385
Chevron USA, Inc.:
1.02%, 8/12/2027	40,000	37,636
2.34%, 8/12/2050 (a)	65,000	37,341
4.48%, 2/26/2028	250,000	252,983
4.69%, 4/15/2030	250,000	255,112
4.82%, 4/15/2032	500,000	510,100
4.98%, 4/15/2035 (a)	250,000	253,030
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	97,076
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	250,000	251,340
ConocoPhillips Co.:
3.80%, 3/15/2052	500,000	362,925
4.03%, 3/15/2062	215,000	154,796
4.70%, 1/15/2030	250,000	253,470
5.00%, 1/15/2035	250,000	249,840
5.05%, 9/15/2033 (a)	500,000	509,015
5.30%, 5/15/2053	750,000	692,557
5.50%, 1/15/2055	145,000	137,469
5.65%, 1/15/2065	145,000	137,680
6.50%, 2/1/2039	75,000	83,708
6.95%, 4/15/2029	50,000	54,839
Coterra Energy, Inc.:
3.90%, 5/15/2027	250,000	246,930
5.40%, 2/15/2035	40,000	39,593
5.90%, 2/15/2055	385,000	358,358
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	20,817
5.20%, 9/15/2034 (a)	300,000	291,354
5.60%, 7/15/2041	750,000	693,037
Security Description	Principal Amount	Value
5.75%, 9/15/2054	$300,000	$270,303
Diamondback Energy, Inc.:
3.25%, 12/1/2026	45,000	44,354
3.50%, 12/1/2029	100,000	95,631
4.40%, 3/24/2051	35,000	27,040
5.20%, 4/18/2027	500,000	506,980
5.55%, 4/1/2035	145,000	146,566
5.75%, 4/18/2054	350,000	324,933
6.25%, 3/15/2033	550,000	585,788
6.25%, 3/15/2053	250,000	247,123
EOG Resources, Inc.:
3.90%, 4/1/2035 (a)	25,000	22,874
4.38%, 4/15/2030	30,000	30,003
4.40%, 7/15/2028 (b)	90,000	90,541
4.95%, 4/15/2050	35,000	31,084
5.00%, 7/15/2032 (b)	250,000	252,940
5.35%, 1/15/2036 (b)	180,000	182,468
5.65%, 12/1/2054	335,000	327,663
5.95%, 7/15/2055 (b)	95,000	96,707
EQT Corp.:
4.75%, 1/15/2031 (d)	1,000,000	984,450
5.70%, 4/1/2028	500,000	514,065
Equinor ASA:
3.13%, 4/6/2030	1,000,000	953,820
3.25%, 11/18/2049	305,000	213,003
3.63%, 9/10/2028	50,000	49,315
3.63%, 4/6/2040	100,000	83,425
3.70%, 4/6/2050 (a)	250,000	188,598
3.95%, 5/15/2043	50,000	41,865
4.50%, 9/3/2030	250,000	251,688
4.80%, 11/8/2043	30,000	27,719
5.13%, 6/3/2035	250,000	254,247
Expand Energy Corp.:
5.38%, 3/15/2030	500,000	501,695
5.70%, 1/15/2035	85,000	86,308
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	50,000	47,128
2.61%, 10/15/2030	300,000	277,680
3.00%, 8/16/2039	50,000	39,025
3.10%, 8/16/2049	50,000	33,481
3.29%, 3/19/2027	350,000	347,210
3.45%, 4/15/2051	545,000	386,214
3.48%, 3/19/2030	250,000	243,068
4.11%, 3/1/2046	625,000	513,250
4.23%, 3/19/2040	1,105,000	987,925
4.33%, 3/19/2050	250,000	207,528
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (a) (d)	500,000	454,800
Hess Corp.:
5.60%, 2/15/2041	75,000	74,472
5.80%, 4/1/2047	750,000	745,192
HF Sinclair Corp.:
5.75%, 1/15/2031	160,000	163,869
6.25%, 1/15/2035	250,000	253,823

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Marathon Petroleum Corp.:
3.80%, 4/1/2028	$30,000	$29,583
4.50%, 4/1/2048	25,000	19,367
5.13%, 12/15/2026	150,000	151,299
5.15%, 3/1/2030 (a)	500,000	509,815
5.70%, 3/1/2035	350,000	354,875
Occidental Petroleum Corp.:
5.00%, 8/1/2027	490,000	494,650
5.20%, 8/1/2029	160,000	160,530
5.55%, 10/1/2034 (a)	895,000	878,308
6.05%, 10/1/2054	125,000	114,466
6.45%, 9/15/2036	500,000	511,920
6.63%, 9/1/2030	750,000	793,222
Ovintiv, Inc. 5.65%, 5/15/2028	675,000	694,075
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (a)	250,000	242,108
Phillips 66 Co.:
2.15%, 12/15/2030	150,000	132,146
3.15%, 12/15/2029	100,000	94,785
3.30%, 3/15/2052	500,000	321,670
3.55%, 10/1/2026	10,000	9,892
3.75%, 3/1/2028	25,000	24,632
3.90%, 3/15/2028	50,000	49,491
4.88%, 11/15/2044	95,000	82,518
4.90%, 10/1/2046	10,000	8,456
4.95%, 3/15/2035 (a)	200,000	193,978
5.30%, 6/30/2033	500,000	505,865
5.50%, 3/15/2055	200,000	182,394
5.65%, 6/15/2054	500,000	464,835
Pioneer Natural Resources Co. 2.15%, 1/15/2031	70,000	62,167
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	100,000	93,010
2.75%, 4/6/2030	1,600,000	1,500,896
3.25%, 4/6/2050	500,000	342,405
4.00%, 5/10/2046	100,000	79,673
4.13%, 5/11/2035	75,000	70,865
4.38%, 5/11/2045	750,000	634,792
4.55%, 8/12/2043	250,000	220,718
Shell International Finance BV:
2.50%, 9/12/2026	150,000	147,425
2.88%, 11/26/2041	350,000	252,273
3.13%, 11/7/2049	100,000	66,931
5.50%, 3/25/2040	25,000	25,473
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	200,079
4.00%, 11/15/2047	70,000	51,814
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	368,805
3.13%, 5/29/2050	200,000	132,052
3.46%, 2/19/2029	500,000	488,790
TotalEnergies Capital SA:
3.88%, 10/11/2028	25,000	24,882
Security Description	Principal Amount	Value
4.72%, 9/10/2034 (a)	$125,000	$124,191
5.15%, 4/5/2034	125,000	128,038
5.28%, 9/10/2054 (a)	250,000	234,188
5.43%, 9/10/2064	250,000	233,835
5.49%, 4/5/2054	200,000	192,454
5.64%, 4/5/2064	200,000	193,862
Valero Energy Corp.:
2.15%, 9/15/2027	550,000	524,546
3.65%, 12/1/2051	750,000	504,675
6.63%, 6/15/2037	250,000	269,412
Woodside Finance Ltd.:
5.10%, 9/12/2034	500,000	482,160
5.70%, 9/12/2054	350,000	315,980
		41,146,063
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026	600,000	581,484
3.34%, 12/15/2027	50,000	49,004
4.08%, 12/15/2047 (a)	150,000	117,559
Halliburton Co.:
2.92%, 3/1/2030	500,000	465,265
4.85%, 11/15/2035	150,000	144,388
5.00%, 11/15/2045	635,000	562,019
7.45%, 9/15/2039	25,000	29,269
NOV, Inc. 3.60%, 12/1/2029 (a)	100,000	95,930
		2,044,918
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033	160,000	165,822
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031 (a)	130,000	116,398
4.80%, 3/17/2028 (d)	60,000	60,457
5.10%, 3/17/2030 (d)	110,000	111,873
5.50%, 3/17/2035 (d)	140,000	142,082
Amcor Group Finance PLC 5.45%, 5/23/2029	500,000	514,255
Berry Global, Inc.:
5.65%, 1/15/2034	40,000	41,366
5.80%, 6/15/2031	250,000	262,902
Packaging Corp. of America:
3.00%, 12/15/2029 (a)	25,000	23,598
3.40%, 12/15/2027	35,000	34,264
4.05%, 12/15/2049	10,000	7,645
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	400,000	410,056
5.44%, 4/3/2034	500,000	509,030
Sonoco Products Co.:
4.45%, 9/1/2026	350,000	349,667
4.60%, 9/1/2029	125,000	124,713
5.00%, 9/1/2034 (a)	145,000	141,108

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
WRKCo, Inc.:
3.00%, 6/15/2033	$500,000	$437,175
3.38%, 9/15/2027	100,000	97,731
4.20%, 6/1/2032	50,000	48,045
		3,598,187
PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
2.95%, 11/21/2026	605,000	595,169
3.20%, 11/21/2029	1,245,000	1,190,593
4.05%, 11/21/2039	1,450,000	1,270,446
4.25%, 11/14/2028	35,000	35,173
4.25%, 11/21/2049	340,000	280,157
4.30%, 5/14/2036	50,000	47,149
4.40%, 11/6/2042	50,000	43,923
4.45%, 5/14/2046	150,000	129,117
4.50%, 5/14/2035	50,000	48,306
4.55%, 3/15/2035	350,000	339,860
4.65%, 3/15/2028	120,000	121,752
4.75%, 3/15/2045	75,000	67,607
4.80%, 3/15/2027	1,160,000	1,171,496
4.80%, 3/15/2029	150,000	152,935
4.88%, 3/15/2030	100,000	102,432
4.88%, 11/14/2048	25,000	22,648
4.95%, 3/15/2031	80,000	82,098
5.05%, 3/15/2034	250,000	254,570
5.20%, 3/15/2035	110,000	112,377
5.35%, 3/15/2044	790,000	775,022
5.40%, 3/15/2054	2,155,000	2,095,845
5.50%, 3/15/2064	110,000	106,687
5.60%, 3/15/2055	65,000	64,993
Astrazeneca Finance LLC:
1.75%, 5/28/2028	755,000	707,948
2.25%, 5/28/2031	20,000	17,901
4.85%, 2/26/2029	165,000	168,671
4.88%, 3/3/2028	250,000	255,510
5.00%, 2/26/2034	1,085,000	1,106,212
AstraZeneca PLC:
3.00%, 5/28/2051	780,000	522,187
4.00%, 1/17/2029	35,000	34,859
4.00%, 9/18/2042	25,000	21,189
4.38%, 8/17/2048	40,000	34,160
6.45%, 9/15/2037	25,000	28,064
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	56,404
3.70%, 6/6/2027	163,000	161,139
4.67%, 6/6/2047	710,000	609,102
4.69%, 2/13/2028	265,000	267,592
4.69%, 12/15/2044	20,000	17,391
4.87%, 2/8/2029	250,000	253,450
5.08%, 6/7/2029	140,000	143,100
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	50,000	46,834
1.45%, 11/13/2030	30,000	25,960
2.35%, 11/13/2040	520,000	357,084
2.55%, 11/13/2050	30,000	17,511
Security Description	Principal Amount	Value
2.95%, 3/15/2032	$95,000	$86,139
3.25%, 8/1/2042	50,000	37,419
3.40%, 7/26/2029	155,000	150,195
3.55%, 3/15/2042	550,000	434,159
3.70%, 3/15/2052	500,000	364,035
3.90%, 2/20/2028	100,000	99,520
4.13%, 6/15/2039	535,000	475,257
4.25%, 10/26/2049	1,150,000	931,201
4.35%, 11/15/2047	225,000	187,940
4.55%, 2/20/2048	100,000	85,957
4.90%, 2/22/2027	385,000	390,051
4.90%, 2/22/2029	115,000	117,751
5.10%, 2/22/2031 (a)	1,500,000	1,552,455
5.20%, 2/22/2034	95,000	97,268
5.50%, 2/22/2044	35,000	34,698
5.55%, 2/22/2054	120,000	116,902
5.65%, 2/22/2064	645,000	625,914
5.90%, 11/15/2033	135,000	145,037
6.25%, 11/15/2053	125,000	133,752
Cardinal Health, Inc.:
3.41%, 6/15/2027	300,000	295,530
4.70%, 11/15/2026	500,000	502,565
4.90%, 9/15/2045	25,000	22,141
5.13%, 2/15/2029	250,000	256,250
5.35%, 11/15/2034	350,000	356,695
Cencora, Inc.:
2.70%, 3/15/2031	200,000	180,650
2.80%, 5/15/2030 (a)	100,000	92,910
3.45%, 12/15/2027	50,000	49,046
4.63%, 12/15/2027	540,000	544,417
4.85%, 12/15/2029	65,000	65,994
5.13%, 2/15/2034	145,000	146,163
5.15%, 2/15/2035	405,000	408,540
Cigna Group:
3.20%, 3/15/2040	585,000	447,069
6.13%, 11/15/2041	25,000	25,986
CVS Health Corp.:
1.30%, 8/21/2027	300,000	281,223
1.88%, 2/28/2031	250,000	214,102
3.75%, 4/1/2030	250,000	239,792
4.13%, 4/1/2040	350,000	291,984
4.30%, 3/25/2028	179,000	178,243
4.88%, 7/20/2035	45,000	43,133
5.00%, 1/30/2029	820,000	832,464
5.05%, 3/25/2048	2,300,000	1,986,648
5.13%, 2/21/2030	100,000	101,826
5.13%, 7/20/2045	185,000	163,625
5.25%, 2/21/2033	100,000	100,663
5.30%, 6/1/2033	80,000	80,588
5.40%, 6/1/2029	750,000	771,480
5.55%, 6/1/2031	1,000,000	1,039,250
5.70%, 6/1/2034	250,000	257,377
5.88%, 6/1/2053	860,000	821,954
6.00%, 6/1/2044	250,000	246,980
6.05%, 6/1/2054 (a)	250,000	244,902

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Eli Lilly & Co.:
2.25%, 5/15/2050	$100,000	$57,202
2.50%, 9/15/2060 (a)	250,000	137,757
4.15%, 8/14/2027	140,000	140,676
4.20%, 8/14/2029	90,000	90,294
4.50%, 2/9/2029	165,000	167,473
4.55%, 2/12/2028	170,000	172,205
4.60%, 8/14/2034	145,000	143,698
4.70%, 2/27/2033 (a)	725,000	731,445
4.70%, 2/9/2034	250,000	249,845
4.75%, 2/12/2030	145,000	148,715
4.88%, 2/27/2053	140,000	128,331
5.00%, 2/9/2054	1,090,000	1,018,507
5.05%, 8/14/2054	100,000	93,920
5.10%, 2/12/2035	250,000	255,890
5.10%, 2/9/2064	300,000	278,844
5.20%, 8/14/2064	90,000	85,140
5.50%, 2/12/2055	755,000	760,980
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029 (a)	835,000	810,827
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	100,000	99,553
4.20%, 3/18/2043	25,000	21,509
4.88%, 4/15/2035	350,000	349,615
6.38%, 5/15/2038	50,000	55,552
Johnson & Johnson:
0.95%, 9/1/2027	815,000	766,630
1.30%, 9/1/2030	1,070,000	931,574
2.10%, 9/1/2040	565,000	388,573
2.25%, 9/1/2050 (a)	100,000	58,536
2.45%, 9/1/2060 (a)	65,000	36,137
2.90%, 1/15/2028	250,000	244,092
3.40%, 1/15/2038	100,000	86,088
3.55%, 3/1/2036	150,000	135,199
3.63%, 3/3/2037	200,000	178,756
3.75%, 3/3/2047	100,000	80,151
4.50%, 3/1/2027	135,000	136,365
4.50%, 12/5/2043	50,000	46,263
4.55%, 3/1/2028	135,000	137,308
4.70%, 3/1/2030	125,000	127,925
4.80%, 6/1/2029	165,000	169,620
4.85%, 3/1/2032	200,000	205,560
4.95%, 6/1/2034 (a)	105,000	109,118
5.00%, 3/1/2035	200,000	205,172
5.25%, 6/1/2054 (a)	460,000	457,130
McKesson Corp.:
1.30%, 8/15/2026	500,000	484,485
4.25%, 9/15/2029	100,000	99,905
4.65%, 5/30/2030	250,000	251,980
4.95%, 5/30/2032	500,000	506,565
5.25%, 5/30/2035	250,000	254,185
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	21,804
Merck & Co., Inc.:
1.45%, 6/24/2030	55,000	48,101
Security Description	Principal Amount	Value
1.70%, 6/10/2027 (a)	$850,000	$814,725
1.90%, 12/10/2028	100,000	93,297
2.15%, 12/10/2031	195,000	170,212
2.35%, 6/24/2040	570,000	400,453
2.75%, 12/10/2051	150,000	92,161
3.40%, 3/7/2029	100,000	97,502
3.60%, 9/15/2042	25,000	19,825
3.70%, 2/10/2045	50,000	39,410
3.90%, 3/7/2039	100,000	87,898
4.00%, 3/7/2049	65,000	51,715
4.05%, 5/17/2028	100,000	100,445
4.30%, 5/17/2030	200,000	201,232
4.50%, 5/17/2033 (a)	1,120,000	1,116,069
5.00%, 5/17/2053 (a)	750,000	689,497
Novartis Capital Corp.:
2.00%, 2/14/2027	100,000	97,111
2.20%, 8/14/2030	100,000	91,064
2.75%, 8/14/2050	815,000	522,236
3.10%, 5/17/2027	30,000	29,570
3.80%, 9/18/2029	595,000	589,907
4.00%, 9/18/2031	125,000	123,137
4.00%, 11/20/2045	50,000	41,687
4.20%, 9/18/2034	125,000	120,444
4.70%, 9/18/2054	95,000	84,993
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	1,000,000	1,008,050
4.65%, 5/19/2030	250,000	253,375
4.75%, 5/19/2033 (a)	1,750,000	1,746,902
5.11%, 5/19/2043	1,000,000	953,840
5.30%, 5/19/2053	660,000	623,027
5.34%, 5/19/2063	1,250,000	1,159,862
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	150,000	132,820
1.75%, 8/18/2031 (a)	65,000	56,284
2.55%, 5/28/2040	900,000	645,516
2.70%, 5/28/2050	250,000	155,120
3.00%, 12/15/2026	150,000	147,928
3.45%, 3/15/2029 (a)	100,000	97,931
3.60%, 9/15/2028	100,000	99,019
3.90%, 3/15/2039	25,000	21,802
4.00%, 12/15/2036	150,000	137,320
4.00%, 3/15/2049	100,000	78,880
4.10%, 9/15/2038	200,000	179,394
4.20%, 9/15/2048	35,000	28,804
7.20%, 3/15/2039	75,000	89,029
Sanofi SA 3.63%, 6/19/2028	100,000	98,982
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	530,000	523,221
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	223,827
3.03%, 7/9/2040	200,000	149,192
3.18%, 7/9/2050	500,000	326,875

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/26/2028	$500,000	$509,120
5.30%, 7/5/2034	250,000	253,965
Takeda U.S. Financing, Inc. 5.20%, 7/7/2035 (b)	200,000	200,016
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	202,325
Viatris, Inc.:
2.70%, 6/22/2030	150,000	133,630
3.85%, 6/22/2040	500,000	369,040
4.00%, 6/22/2050	900,000	599,598
Wyeth LLC 6.00%, 2/15/2036	25,000	26,886
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	48,791
3.00%, 5/15/2050 (a)	105,000	69,081
3.90%, 8/20/2028	50,000	49,631
4.45%, 8/20/2048	25,000	21,069
4.70%, 2/1/2043	25,000	22,820
5.60%, 11/16/2032	500,000	527,985
		61,129,210
PIPELINES — 0.9%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	41,559
4.80%, 5/3/2029	40,000	40,442
5.63%, 8/1/2034	250,000	253,800
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	613,080
3.70%, 11/15/2029	90,000	86,819
Cheniere Energy Partners LP:
5.55%, 10/30/2035 (b) (d)	85,000	85,677
5.75%, 8/15/2034	750,000	770,077
5.95%, 6/30/2033	250,000	260,872
Cheniere Energy, Inc.:
4.63%, 10/15/2028	500,000	499,265
5.65%, 4/15/2034	115,000	117,829
DCP Midstream Operating LP 3.25%, 2/15/2032	300,000	264,837
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	750,000	718,140
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	166,432
3.40%, 8/1/2051	145,000	96,118
3.70%, 7/15/2027	50,000	49,377
4.00%, 11/15/2049	100,000	73,823
4.25%, 12/1/2026	50,000	49,925
5.25%, 4/5/2027	350,000	355,239
5.55%, 6/20/2035	165,000	167,742
5.63%, 4/5/2034	155,000	159,436
5.70%, 3/8/2033	610,000	632,680
5.95%, 4/5/2054	160,000	158,347
6.00%, 11/15/2028 (a)	150,000	157,543
6.20%, 11/15/2030	500,000	535,100
6.70%, 11/15/2053	500,000	541,120
Security Description	Principal Amount	Value
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (c)	$500,000	$513,850
Energy Transfer LP:
4.00%, 10/1/2027	50,000	49,644
4.15%, 9/15/2029	100,000	98,570
4.20%, 4/15/2027	50,000	49,826
4.40%, 3/15/2027	50,000	50,005
4.95%, 5/15/2028	30,000	30,413
5.00%, 5/15/2050	250,000	209,180
5.15%, 2/1/2043	25,000	21,846
5.15%, 3/15/2045	225,000	198,340
5.20%, 4/1/2030	80,000	81,744
5.25%, 4/15/2029	275,000	281,586
5.30%, 4/1/2044	25,000	22,356
5.35%, 5/15/2045	25,000	22,552
5.40%, 10/1/2047	150,000	133,742
5.55%, 2/15/2028	550,000	565,922
5.55%, 5/15/2034	175,000	177,294
5.60%, 9/1/2034	250,000	253,792
5.70%, 4/1/2035	125,000	127,301
5.75%, 2/15/2033	500,000	519,025
5.95%, 5/15/2054	750,000	712,740
6.05%, 12/1/2026	500,000	510,535
6.05%, 9/1/2054	1,000,000	960,820
6.10%, 12/1/2028	250,000	262,627
6.20%, 4/1/2055	85,000	83,703
6.25%, 4/15/2049	1,275,000	1,259,113
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	95,644
3.20%, 2/15/2052	200,000	130,564
3.30%, 2/15/2053	250,000	165,480
3.70%, 1/31/2051	1,250,000	904,700
3.95%, 2/15/2027	200,000	199,298
4.15%, 10/16/2028	25,000	25,000
4.20%, 1/31/2050	65,000	51,581
4.60%, 1/11/2027	1,000,000	1,005,990
4.60%, 1/15/2031	250,000	251,807
4.80%, 2/1/2049	25,000	21,792
4.85%, 3/15/2044	50,000	45,114
4.90%, 5/15/2046	50,000	44,936
4.95%, 2/15/2035	640,000	637,901
5.10%, 2/15/2045	200,000	185,894
5.20%, 1/15/2036	250,000	251,975
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	150,000	148,280
5.35%, 1/31/2033 (a)	500,000	518,325
5.55%, 2/16/2055	125,000	120,563
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	25,000	23,176
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	95,945
3.25%, 8/1/2050	650,000	420,784
3.60%, 2/15/2051	600,000	413,592

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/1/2029	$1,200,000	$1,219,164
5.05%, 2/15/2046	50,000	44,199
5.10%, 8/1/2029	115,000	117,537
5.15%, 6/1/2030	90,000	91,935
5.20%, 6/1/2033	675,000	678,685
5.30%, 12/1/2034	200,000	200,392
5.40%, 2/1/2034 (a)	500,000	506,500
5.55%, 6/1/2045	150,000	141,773
5.85%, 6/1/2035	40,000	41,454
5.95%, 8/1/2054	180,000	177,046
MPLX LP:
2.65%, 8/15/2030	500,000	452,640
4.00%, 3/15/2028	535,000	529,591
4.50%, 4/15/2038	180,000	159,365
4.70%, 4/15/2048	100,000	81,120
4.80%, 2/15/2029	105,000	105,980
4.90%, 4/15/2058	25,000	20,135
4.95%, 3/14/2052	1,000,000	828,430
5.00%, 3/1/2033	145,000	143,015
5.20%, 3/1/2047	100,000	87,371
5.20%, 12/1/2047	100,000	87,176
5.50%, 6/1/2034	610,000	612,934
ONEOK, Inc.:
3.10%, 3/15/2030	525,000	490,807
3.40%, 9/1/2029	100,000	95,486
4.00%, 7/13/2027	30,000	29,817
4.20%, 10/3/2047	50,000	37,600
4.25%, 9/24/2027	1,200,000	1,198,368
4.40%, 10/15/2029	100,000	99,236
4.45%, 9/1/2049	40,000	30,751
4.50%, 3/15/2050	25,000	19,268
4.55%, 7/15/2028	50,000	50,163
4.75%, 10/15/2031	100,000	99,137
4.85%, 2/1/2049	275,000	223,789
4.95%, 7/13/2047	150,000	125,814
5.05%, 11/1/2034	700,000	681,303
5.20%, 7/15/2048	25,000	21,756
5.55%, 11/1/2026	145,000	146,968
5.65%, 9/1/2034	100,000	101,323
5.70%, 11/1/2054	200,000	184,488
5.85%, 11/1/2064	200,000	185,642
6.05%, 9/1/2033	145,000	152,256
6.63%, 9/1/2053	500,000	519,915
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,000,000	955,590
4.50%, 12/15/2026	50,000	50,073
4.70%, 6/15/2044	25,000	20,772
5.70%, 9/15/2034	250,000	254,487
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	99,500
4.50%, 5/15/2030	250,000	249,520
5.00%, 3/15/2027	500,000	502,990
Security Description	Principal Amount	Value
South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034 (d)	$750,000	$741,772
Targa Resources Corp.:
4.90%, 9/15/2030	90,000	90,805
5.20%, 7/1/2027	85,000	86,130
5.50%, 2/15/2035	155,000	155,615
5.55%, 8/15/2035	250,000	251,257
5.65%, 2/15/2036	145,000	146,343
6.13%, 5/15/2055	210,000	205,645
6.15%, 3/1/2029	200,000	210,404
6.50%, 3/30/2034	500,000	537,595
6.50%, 2/15/2053	500,000	513,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	465,330
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	700,000	685,895
4.25%, 5/15/2028	500,000	498,450
4.63%, 3/1/2034	250,000	239,640
5.10%, 3/15/2049	500,000	453,300
7.63%, 1/15/2039	25,000	29,212
Transcontinental Gas Pipe Line Co. LLC 3.25%, 5/15/2030	750,000	707,670
Valero Energy Partners LP 4.50%, 3/15/2028	50,000	50,107
Western Midstream Operating LP:
5.25%, 2/1/2050	500,000	421,150
6.15%, 4/1/2033	605,000	629,079
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	672,105
3.50%, 11/15/2030	100,000	94,569
3.75%, 6/15/2027	200,000	197,744
4.63%, 6/30/2030	115,000	115,106
5.10%, 9/15/2045	125,000	113,351
5.60%, 3/15/2035	1,160,000	1,192,735
5.65%, 3/15/2033	500,000	519,615
5.75%, 6/24/2044	25,000	24,549
6.00%, 3/15/2055	590,000	590,218
		43,442,073
REAL ESTATE — 0.0% *
CBRE Services, Inc.:
5.50%, 4/1/2029 (a)	115,000	118,861
5.50%, 6/15/2035	145,000	146,006
		264,867
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.00%, 6/15/2028	65,000	60,934
4.80%, 10/1/2032	250,000	247,437
5.60%, 6/15/2035	500,000	509,005

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	$1,000,000	$800,370
2.00%, 5/18/2032	125,000	103,754
3.00%, 5/18/2051	250,000	151,590
3.38%, 8/15/2031	60,000	55,463
4.00%, 2/1/2050	100,000	73,764
4.70%, 7/1/2030	35,000	34,991
5.15%, 4/15/2053	500,000	437,875
5.25%, 5/15/2036	115,000	112,726
American Homes 4 Rent LP:
4.95%, 6/15/2030	125,000	126,236
5.25%, 3/15/2035	120,000	119,171
5.50%, 2/1/2034	300,000	305,094
American Tower Corp.:
1.45%, 9/15/2026	200,000	193,242
2.30%, 9/15/2031	145,000	125,853
2.75%, 1/15/2027 (a)	200,000	195,226
3.10%, 6/15/2050	100,000	65,550
3.13%, 1/15/2027 (a)	100,000	98,043
3.38%, 10/15/2026	75,000	74,059
3.65%, 3/15/2027	160,000	158,067
4.90%, 3/15/2030	250,000	253,652
5.20%, 2/15/2029	500,000	511,970
5.35%, 3/15/2035	250,000	254,810
5.45%, 2/15/2034	100,000	102,824
5.50%, 3/15/2028	750,000	771,007
5.80%, 11/15/2028	250,000	260,847
5.90%, 11/15/2033	250,000	264,145
Americold Realty Operating Partnership LP 5.60%, 5/15/2032	65,000	65,293
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	140,000	120,617
Series MTN, 2.45%, 1/15/2031	70,000	62,928
Series MTN, 3.20%, 1/15/2028	40,000	39,065
Series MTN, 3.30%, 6/1/2029	65,000	62,752
Series MTN, 3.90%, 10/15/2046	50,000	39,414
5.00%, 2/15/2033	500,000	507,040
5.00%, 8/1/2035 (b)	250,000	248,625
5.30%, 12/7/2033 (a)	250,000	257,382
Boston Properties LP:
2.45%, 10/1/2033	50,000	39,980
2.55%, 4/1/2032	200,000	168,716
2.75%, 10/1/2026	150,000	146,676
2.90%, 3/15/2030	35,000	32,147
3.40%, 6/21/2029	100,000	94,828
5.75%, 1/15/2035	200,000	201,200
6.50%, 1/15/2034 (a)	500,000	535,480
6.75%, 12/1/2027	100,000	104,999
Security Description	Principal Amount	Value
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	$50,000	$47,279
2.50%, 8/16/2031 (a)	50,000	43,585
4.05%, 7/1/2030 (a)	25,000	24,268
4.13%, 5/15/2029	100,000	98,372
5.20%, 4/1/2032	85,000	85,846
5.50%, 2/15/2034	175,000	176,825
Camden Property Trust:
3.15%, 7/1/2029	65,000	62,094
4.10%, 10/15/2028	20,000	19,899
5.85%, 11/3/2026	250,000	254,795
CBRE Services, Inc. 5.95%, 8/15/2034	155,000	163,252
COPT Defense Properties LP 2.75%, 4/15/2031	40,000	35,388
Cousins Properties LP:
5.25%, 7/15/2030	250,000	254,542
5.38%, 2/15/2032	65,000	65,668
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	429,025
2.50%, 7/15/2031	500,000	436,270
2.90%, 4/1/2041	500,000	356,995
3.65%, 9/1/2027	150,000	147,459
4.00%, 3/1/2027	20,000	19,874
4.75%, 5/15/2047	100,000	85,209
4.90%, 9/1/2029	85,000	85,720
5.00%, 1/11/2028	785,000	793,023
5.20%, 9/1/2034	200,000	198,072
5.80%, 3/1/2034	110,000	113,957
CubeSmart LP:
3.00%, 2/15/2030	100,000	93,175
4.38%, 2/15/2029	30,000	29,783
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	148,105
4.45%, 7/15/2028	500,000	500,635
5.55%, 1/15/2028	140,000	143,648
DOC Dr. LLC:
2.63%, 11/1/2031	25,000	22,007
3.95%, 1/15/2028	100,000	99,125
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	1,195,000	1,224,062
Equinix, Inc.:
1.55%, 3/15/2028	75,000	69,883
2.00%, 5/15/2028	70,000	65,530
2.50%, 5/15/2031	100,000	88,618
2.95%, 9/15/2051	150,000	92,034
3.20%, 11/18/2029	45,000	42,696
3.40%, 2/15/2052	50,000	33,462
3.90%, 4/15/2032	100,000	94,657
ERP Operating LP:
1.85%, 8/1/2031 (a)	200,000	172,736
3.00%, 7/1/2029	25,000	23,793
3.50%, 3/1/2028	100,000	98,388
4.00%, 8/1/2047	50,000	38,992

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 12/1/2028	$100,000	$99,982
4.65%, 9/15/2034	110,000	106,743
4.95%, 6/15/2032	615,000	621,580
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	153,793
2.55%, 6/15/2031	30,000	26,621
3.00%, 1/15/2030	25,000	23,378
3.63%, 5/1/2027	50,000	49,411
4.00%, 3/1/2029	65,000	64,009
4.50%, 3/15/2048	50,000	42,088
5.38%, 4/1/2035	105,000	106,575
5.50%, 4/1/2034	200,000	204,648
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	59,428
2.40%, 10/15/2031	70,000	60,838
3.50%, 7/1/2026	350,000	346,440
3.90%, 4/1/2029	520,000	509,163
4.00%, 6/15/2029	100,000	98,142
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	71,329
3.25%, 7/15/2027	50,000	48,790
5.38%, 5/1/2028	250,000	256,232
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	88,209
4.00%, 1/15/2030	65,000	62,476
4.00%, 1/15/2031	50,000	47,159
5.63%, 9/15/2034	200,000	199,460
5.75%, 6/1/2028	20,000	20,505
6.75%, 12/1/2033	490,000	523,918
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	55,000	47,120
3.50%, 8/1/2026	25,000	24,681
Healthpeak OP LLC:
1.35%, 2/1/2027	100,000	95,390
2.13%, 12/1/2028	125,000	116,134
2.88%, 1/15/2031	125,000	114,001
5.25%, 12/15/2032	300,000	304,986
5.38%, 2/15/2035	360,000	363,679
Highwoods Realty LP:
3.05%, 2/15/2030	25,000	22,833
3.88%, 3/1/2027	50,000	49,105
7.65%, 2/1/2034	200,000	226,148
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	150,000	141,553
5.50%, 4/15/2035	250,000	247,482
5.70%, 6/15/2032	500,000	507,360
5.70%, 7/1/2034	1,000,000	1,005,430
Invitation Homes Operating Partnership LP 5.45%, 8/15/2030	500,000	517,130
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	45,243
4.75%, 12/15/2028 (a)	25,000	24,812
Security Description	Principal Amount	Value
6.25%, 1/15/2036	$60,000	$59,744
Kimco Realty OP LLC:
2.25%, 12/1/2031	180,000	155,952
2.70%, 10/1/2030	500,000	459,050
2.80%, 10/1/2026	50,000	49,008
3.70%, 10/1/2049	100,000	72,635
3.80%, 4/1/2027	25,000	24,780
4.60%, 2/1/2033	250,000	246,272
4.85%, 3/1/2035	45,000	44,049
5.30%, 2/1/2036	250,000	251,615
Kite Realty Group LP:
5.20%, 8/15/2032	105,000	105,894
5.50%, 3/1/2034	75,000	76,436
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	49,485
3.95%, 3/15/2029	100,000	98,717
5.30%, 2/15/2032	300,000	309,987
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	154,045
3.10%, 4/15/2050	100,000	63,702
3.50%, 4/15/2051	45,000	30,971
3.60%, 12/15/2026	50,000	49,424
4.30%, 10/15/2028	35,000	34,907
4.60%, 2/15/2031 (b)	250,000	248,692
5.50%, 6/15/2034 (a)	100,000	102,456
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033 (a)	200,000	172,498
3.63%, 10/1/2029	50,000	47,611
5.20%, 7/1/2030	350,000	352,107
Phillips Edison Grocery Center Operating Partnership I LP 4.95%, 1/15/2035	200,000	193,728
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	100,000	89,640
6.88%, 7/15/2029	105,000	110,605
Prologis LP:
1.25%, 10/15/2030	30,000	25,647
1.63%, 3/15/2031	250,000	213,490
1.75%, 2/1/2031	70,000	60,696
2.13%, 4/15/2027	50,000	48,329
2.25%, 4/15/2030	65,000	59,099
2.25%, 1/15/2032	100,000	86,686
3.00%, 4/15/2050	50,000	32,462
3.05%, 3/1/2050	10,000	6,527
4.00%, 9/15/2028	100,000	99,380
4.38%, 2/1/2029	65,000	65,423
4.75%, 1/15/2031	125,000	126,595
4.75%, 6/15/2033	200,000	199,176
4.88%, 6/15/2028	500,000	510,230
5.00%, 3/15/2034	1,000,000	1,002,220
5.25%, 5/15/2035	250,000	253,267
5.25%, 6/15/2053	350,000	328,643

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Public Storage Operating Co.:
1.50%, 11/9/2026	$50,000	$48,291
1.85%, 5/1/2028	250,000	234,817
2.25%, 11/9/2031	65,000	56,763
4.38%, 7/1/2030	200,000	199,436
5.00%, 7/1/2035	200,000	199,242
5.10%, 8/1/2033 (a)	400,000	410,456
Realty Income Corp.:
1.80%, 3/15/2033	300,000	241,983
2.10%, 3/15/2028	50,000	47,352
2.70%, 2/15/2032	60,000	52,886
2.85%, 12/15/2032	250,000	218,887
3.10%, 12/15/2029	150,000	142,261
3.40%, 1/15/2030	600,000	574,428
3.65%, 1/15/2028	100,000	98,810
3.95%, 8/15/2027	40,000	39,770
4.13%, 10/15/2026	50,000	49,889
4.70%, 12/15/2028	140,000	142,022
4.75%, 2/15/2029	250,000	253,082
5.38%, 9/1/2054	290,000	278,087
Regency Centers LP:
4.13%, 3/15/2028	50,000	49,866
4.40%, 2/1/2047	150,000	125,487
5.10%, 1/15/2035	375,000	375,731
Sabra Health Care LP:
3.20%, 12/1/2031	150,000	133,858
5.13%, 8/15/2026	25,000	25,034
Simon Property Group LP:
1.38%, 1/15/2027	200,000	191,520
1.75%, 2/1/2028	250,000	235,832
2.20%, 2/1/2031	250,000	221,490
2.45%, 9/13/2029	500,000	464,580
2.65%, 7/15/2030 (a)	350,000	322,749
2.65%, 2/1/2032	500,000	440,485
4.25%, 11/30/2046	50,000	40,674
4.75%, 9/26/2034	40,000	38,940
5.50%, 3/8/2033	200,000	208,580
6.65%, 1/15/2054	250,000	275,740
Store Capital LLC:
2.70%, 12/1/2031	100,000	84,820
4.50%, 3/15/2028	50,000	49,491
5.40%, 4/30/2030 (d)	140,000	141,639
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	60,802
2.70%, 7/15/2031	40,000	35,434
4.20%, 4/15/2032	50,000	47,474
Tanger Properties LP 3.88%, 7/15/2027	50,000	49,313
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	250,000	199,827
Series MTN, 2.95%, 9/1/2026	25,000	24,574
Series GMTN, 3.50%, 1/15/2028	150,000	147,057
Security Description	Principal Amount	Value
Series MTN, 3.50%, 7/1/2027	$50,000	$49,299
Ventas Realty LP:
3.00%, 1/15/2030	50,000	46,887
3.85%, 4/1/2027	100,000	99,133
4.00%, 3/1/2028	100,000	99,084
4.38%, 2/1/2045	75,000	61,308
5.00%, 1/15/2035	1,190,000	1,169,544
5.10%, 7/15/2032	180,000	182,074
5.63%, 7/1/2034	205,000	211,097
VICI Properties LP:
5.13%, 11/15/2031	215,000	215,200
5.13%, 5/15/2032	750,000	747,420
Welltower OP LLC:
2.05%, 1/15/2029	560,000	518,750
2.70%, 2/15/2027 (a)	50,000	48,880
2.80%, 6/1/2031	200,000	181,570
3.10%, 1/15/2030	55,000	52,081
4.13%, 3/15/2029	100,000	99,396
4.50%, 7/1/2030	180,000	180,805
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	53,670
4.00%, 11/15/2029	200,000	196,446
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	40,727
3.85%, 7/15/2029	100,000	97,346
		42,419,653
RETAIL — 0.6%
AutoNation, Inc.:
3.85%, 3/1/2032	200,000	184,158
4.75%, 6/1/2030	50,000	49,750
5.89%, 3/15/2035 (a)	645,000	653,927
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	34,256
3.75%, 6/1/2027	100,000	99,059
4.00%, 4/15/2030	500,000	489,500
4.50%, 2/1/2028	105,000	105,791
4.75%, 2/1/2033	95,000	94,057
5.13%, 6/15/2030	65,000	66,639
5.20%, 8/1/2033	250,000	252,985
5.40%, 7/15/2034	180,000	184,199
6.55%, 11/1/2033	140,000	154,549
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	50,119
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	95,375
1.60%, 4/20/2030	65,000	57,990
1.75%, 4/20/2032	530,000	453,494
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,877
4.55%, 10/15/2029	70,000	69,848
4.55%, 2/15/2048	15,000	12,208
6.30%, 10/10/2033	115,000	123,214
Dollar General Corp.:
4.13%, 5/1/2028	70,000	69,519

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 11/1/2027	$100,000	$100,630
5.00%, 11/1/2032	60,000	60,172
5.45%, 7/5/2033 (a)	750,000	767,415
5.50%, 11/1/2052	100,000	92,288
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	200,000	176,496
4.20%, 5/15/2028	45,000	44,599
Genuine Parts Co. 4.95%, 8/15/2029	125,000	126,955
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	92,504
1.88%, 9/15/2031	40,000	34,470
2.13%, 9/15/2026	150,000	146,538
2.38%, 3/15/2051	500,000	282,030
2.50%, 4/15/2027	350,000	340,679
2.70%, 4/15/2030	250,000	233,522
2.75%, 9/15/2051	100,000	61,225
2.80%, 9/14/2027	250,000	243,645
2.88%, 4/15/2027	100,000	98,043
3.13%, 12/15/2049	100,000	67,278
3.25%, 4/15/2032	130,000	120,370
3.30%, 4/15/2040	1,500,000	1,197,390
3.35%, 4/15/2050	150,000	105,216
3.63%, 4/15/2052	500,000	363,715
4.25%, 4/1/2046	35,000	29,302
4.75%, 6/25/2029	90,000	91,887
4.85%, 6/25/2031	1,095,000	1,123,306
4.88%, 6/25/2027	50,000	50,817
4.90%, 4/15/2029	500,000	513,245
4.95%, 6/25/2034	880,000	890,208
4.95%, 9/15/2052 (a)	250,000	227,145
5.30%, 6/25/2054	550,000	527,769
5.40%, 6/25/2064	105,000	100,247
5.95%, 4/1/2041	50,000	52,790
Lowe's Cos., Inc.:
1.30%, 4/15/2028	520,000	481,302
1.70%, 9/15/2028	25,000	23,129
1.70%, 10/15/2030	520,000	452,899
2.63%, 4/1/2031	100,000	90,202
2.80%, 9/15/2041	1,000,000	698,650
3.00%, 10/15/2050	265,000	165,641
3.10%, 5/3/2027	200,000	196,072
3.35%, 4/1/2027	90,000	88,655
3.50%, 4/1/2051 (a)	50,000	34,269
3.70%, 4/15/2046	50,000	37,204
3.75%, 4/1/2032	250,000	235,715
4.05%, 5/3/2047	300,000	233,445
5.00%, 4/15/2033 (a)	210,000	212,104
5.15%, 7/1/2033	350,000	357,185
5.63%, 4/15/2053	1,000,000	962,240
5.80%, 9/15/2062	250,000	241,880
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	15,000	13,616
Security Description	Principal Amount	Value
Series MTN, 2.63%, 9/1/2029	$75,000	$70,452
Series MTN, 3.50%, 3/1/2027	50,000	49,441
Series MTN, 3.60%, 7/1/2030	250,000	241,857
Series MTN, 3.63%, 9/1/2049	160,000	116,133
Series MTN, 3.80%, 4/1/2028	100,000	99,156
Series MTN, 4.20%, 4/1/2050	750,000	596,040
Series MTN, 4.45%, 3/1/2047	125,000	105,644
Series MTN, 4.45%, 9/1/2048	20,000	16,724
Series MTN, 4.70%, 12/9/2035	150,000	146,352
4.80%, 8/14/2028 (a)	500,000	509,235
Series MTN, 4.88%, 12/9/2045	100,000	90,160
4.95%, 8/14/2033 (a)	200,000	203,766
4.95%, 3/3/2035 (a)	250,000	249,787
Series GMTN, 5.00%, 5/17/2029	125,000	128,415
5.45%, 8/14/2053 (a)	700,000	672,392
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	38,686
3.60%, 9/1/2027	50,000	49,342
4.35%, 6/1/2028	100,000	100,283
5.00%, 8/19/2034	200,000	198,648
5.75%, 11/20/2026	175,000	178,187
Starbucks Corp.:
2.00%, 3/12/2027	100,000	96,293
2.25%, 3/12/2030	100,000	90,676
2.55%, 11/15/2030	100,000	90,664
3.00%, 2/14/2032 (a)	220,000	198,977
3.35%, 3/12/2050	25,000	16,856
3.50%, 11/15/2050 (a)	900,000	626,904
4.00%, 11/15/2028	50,000	49,637
4.45%, 8/15/2049	100,000	82,108
4.50%, 5/15/2028	500,000	502,500
4.50%, 11/15/2048	30,000	24,917
4.80%, 5/15/2030	115,000	116,429
4.80%, 2/15/2033	145,000	145,130
4.85%, 2/8/2027	200,000	201,816
5.00%, 2/15/2034	200,000	201,188
Target Corp.:
1.95%, 1/15/2027	200,000	193,762
3.38%, 4/15/2029	100,000	97,294
4.40%, 1/15/2033 (a)	65,000	64,028
4.50%, 9/15/2032 (a)	1,000,000	994,320
4.50%, 9/15/2034	265,000	256,862
4.80%, 1/15/2053 (a)	565,000	500,036
TJX Cos., Inc.:
1.60%, 5/15/2031	250,000	215,620

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 9/15/2026	$50,000	$48,971
Walmart, Inc.:
1.05%, 9/17/2026	1,665,000	1,609,905
1.50%, 9/22/2028 (a)	500,000	463,610
1.80%, 9/22/2031	570,000	496,550
2.50%, 9/22/2041	750,000	528,975
2.65%, 9/22/2051	400,000	249,712
3.25%, 7/8/2029	80,000	77,947
3.90%, 4/15/2028	125,000	125,195
4.10%, 4/28/2027	100,000	100,437
4.10%, 4/15/2033 (a)	135,000	131,929
4.35%, 4/28/2030	125,000	126,411
4.50%, 9/9/2052	250,000	218,650
4.50%, 4/15/2053	1,000,000	875,370
4.90%, 4/28/2035	90,000	91,183
		29,973,180
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	370,000	372,801
Analog Devices, Inc.:
2.10%, 10/1/2031	500,000	436,910
4.25%, 6/15/2028	230,000	231,058
4.50%, 6/15/2030	300,000	302,352
5.05%, 4/1/2034 (a)	65,000	66,542
5.30%, 4/1/2054	100,000	96,417
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	26,659
4.35%, 4/1/2047	100,000	85,645
4.80%, 6/15/2029	635,000	649,364
5.10%, 10/1/2035	50,000	51,467
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	350,000	347,823
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	80,000	75,454
2.45%, 2/15/2031 (d)	700,000	625,926
2.60%, 2/15/2033 (d)	200,000	171,110
3.14%, 11/15/2035 (d)	750,000	632,632
3.42%, 4/15/2033 (d)	315,000	285,314
3.47%, 4/15/2034 (d)	250,000	222,998
3.50%, 2/15/2041 (d)	315,000	249,209
3.75%, 2/15/2051 (a) (d)	40,000	29,907
4.11%, 9/15/2028	159,000	158,340
4.15%, 2/15/2028	110,000	109,702
4.15%, 11/15/2030	100,000	98,390
4.30%, 11/15/2032	55,000	53,308
4.35%, 2/15/2030	125,000	124,541
4.55%, 2/15/2032	145,000	143,666
4.75%, 4/15/2029	150,000	151,932
4.80%, 4/15/2028	250,000	253,635
4.80%, 10/15/2034	1,700,000	1,678,869
4.93%, 5/15/2037 (d)	500,000	484,975
5.00%, 4/15/2030	200,000	204,350
5.05%, 7/12/2027	1,075,000	1,090,964
5.05%, 7/12/2029	590,000	604,189
Security Description	Principal Amount	Value
5.05%, 4/15/2030	$165,000	$168,963
5.15%, 11/15/2031	75,000	77,149
5.20%, 4/15/2032	145,000	149,046
Intel Corp.:
1.60%, 8/12/2028	55,000	50,522
2.00%, 8/12/2031 (a)	100,000	85,919
2.45%, 11/15/2029	150,000	137,153
3.05%, 8/12/2051	350,000	207,946
3.10%, 2/15/2060	150,000	83,976
3.15%, 5/11/2027	200,000	195,866
3.25%, 11/15/2049	150,000	94,916
3.75%, 3/25/2027	300,000	296,946
3.75%, 8/5/2027	250,000	246,680
4.10%, 5/19/2046	370,000	277,770
4.10%, 5/11/2047	50,000	37,497
4.75%, 3/25/2050	150,000	122,247
4.88%, 2/10/2028	150,000	151,959
4.90%, 8/5/2052	500,000	413,250
5.13%, 2/10/2030 (a)	1,000,000	1,022,280
5.20%, 2/10/2033 (a)	635,000	640,359
5.63%, 2/10/2043	1,100,000	1,044,263
5.70%, 2/10/2053	570,000	529,963
5.90%, 2/10/2063 (a)	500,000	470,000
KLA Corp.:
3.30%, 3/1/2050	50,000	34,659
4.10%, 3/15/2029	65,000	64,929
4.95%, 7/15/2052	750,000	682,627
Lam Research Corp.:
4.00%, 3/15/2029	280,000	278,130
4.88%, 3/15/2049 (a)	25,000	22,779
Marvell Technology, Inc.:
2.45%, 4/15/2028	65,000	61,779
2.95%, 4/15/2031	60,000	54,587
4.75%, 7/15/2030	175,000	175,795
5.75%, 2/15/2029	250,000	260,185
5.95%, 9/15/2033	125,000	131,945
Microchip Technology, Inc.:
4.90%, 3/15/2028	500,000	505,850
5.05%, 3/15/2029	90,000	91,398
5.05%, 2/15/2030 (a)	200,000	202,900
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	95,633
4.66%, 2/15/2030	200,000	199,968
5.30%, 1/15/2031	1,070,000	1,095,220
5.38%, 4/15/2028 (a)	500,000	513,630
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	93,555
2.00%, 6/15/2031	100,000	88,718
2.85%, 4/1/2030	500,000	474,170
3.20%, 9/16/2026	50,000	49,549
3.50%, 4/1/2040	300,000	252,642
3.50%, 4/1/2050	150,000	112,149
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027	15,000	14,688

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 5/11/2041	$350,000	$257,292
3.40%, 5/1/2030	570,000	539,647
4.30%, 6/18/2029	500,000	495,270
4.40%, 6/1/2027	75,000	75,152
5.00%, 1/15/2033	100,000	99,680
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	250,000	232,323
2.15%, 5/20/2030	100,000	90,957
3.25%, 5/20/2027 (a)	1,050,000	1,037,032
3.25%, 5/20/2050	45,000	30,963
4.25%, 5/20/2032	90,000	88,949
4.30%, 5/20/2047	50,000	41,926
4.80%, 5/20/2045	25,000	22,778
5.00%, 5/20/2035 (a)	155,000	156,135
5.40%, 5/20/2033	250,000	263,570
6.00%, 5/20/2053	500,000	525,820
Texas Instruments, Inc.:
1.75%, 5/4/2030	1,000,000	891,380
2.90%, 11/3/2027	70,000	68,333
3.88%, 3/15/2039	250,000	220,835
4.15%, 5/15/2048	150,000	123,569
4.50%, 5/23/2030	500,000	505,575
4.60%, 2/15/2028	115,000	116,780
4.85%, 2/8/2034	105,000	106,521
5.05%, 5/18/2063	500,000	459,165
5.10%, 5/23/2035	350,000	356,528
5.15%, 2/8/2054	350,000	330,029
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	725,490
3.13%, 10/25/2041 (a)	750,000	579,750
3.88%, 4/22/2027	200,000	198,984
		30,819,037
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	93,082
5.35%, 1/15/2030	100,000	102,817
		195,899
SOFTWARE — 0.7%
Adobe, Inc.:
2.30%, 2/1/2030	30,000	27,664
4.80%, 4/4/2029	100,000	102,510
4.85%, 4/4/2027 (a)	45,000	45,665
4.95%, 4/4/2034 (a)	450,000	459,175
5.30%, 1/17/2035 (a)	350,000	365,981
AppLovin Corp. 5.38%, 12/1/2031	750,000	763,252
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	140,382
3.50%, 6/15/2027	50,000	49,387
5.30%, 6/15/2035	80,000	81,338
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	133,689
Security Description	Principal Amount	Value
2.90%, 12/1/2029	$50,000	$46,858
Cadence Design Systems, Inc. 4.30%, 9/10/2029	1,000,000	1,000,790
Concentrix Corp. 6.65%, 8/2/2026	200,000	203,628
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	78,118
2.95%, 2/15/2051	65,000	40,580
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028 (a)	35,000	32,659
3.10%, 3/1/2041	15,000	11,025
5.10%, 7/15/2032 (a)	500,000	509,160
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	48,165
2.65%, 6/1/2030 (a)	50,000	45,825
3.20%, 7/1/2026	275,000	271,909
3.50%, 7/1/2029	565,000	544,027
4.20%, 10/1/2028	65,000	64,664
4.40%, 7/1/2049	60,000	49,123
4.75%, 3/15/2030	250,000	251,912
5.45%, 3/2/2028	750,000	770,677
5.60%, 3/2/2033 (a)	500,000	518,390
Intuit, Inc.:
1.65%, 7/15/2030	15,000	13,249
5.20%, 9/15/2033 (a)	150,000	155,247
5.25%, 9/15/2026	250,000	252,965
5.50%, 9/15/2053	310,000	307,523
Microsoft Corp.:
2.40%, 8/8/2026	200,000	196,642
2.53%, 6/1/2050	1,668,000	1,031,191
2.68%, 6/1/2060	288,000	170,150
2.92%, 3/17/2052	2,610,000	1,731,526
3.04%, 3/17/2062	312,000	200,232
3.30%, 2/6/2027	1,280,000	1,267,302
3.45%, 8/8/2036	1,062,000	953,687
4.50%, 6/15/2047	150,000	135,908
Oracle Corp.:
2.30%, 3/25/2028	105,000	99,687
2.65%, 7/15/2026	45,000	44,183
2.80%, 4/1/2027	250,000	243,673
2.88%, 3/25/2031	370,000	337,333
2.95%, 4/1/2030	300,000	279,978
3.60%, 4/1/2040	750,000	600,255
3.60%, 4/1/2050	525,000	366,907
3.65%, 3/25/2041	910,000	716,279
3.80%, 11/15/2037	180,000	153,965
3.85%, 7/15/2036	150,000	131,870
3.85%, 4/1/2060	1,250,000	861,362
3.90%, 5/15/2035	5,000	4,509
3.95%, 3/25/2051	370,000	272,990
4.00%, 7/15/2046	180,000	138,809
4.10%, 3/25/2061	145,000	104,610
4.20%, 9/27/2029	1,000,000	992,720
4.30%, 7/8/2034	200,000	189,748

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 5/15/2055	$10,000	$7,820
4.50%, 5/6/2028	90,000	90,494
4.70%, 9/27/2034	250,000	242,763
4.90%, 2/6/2033	590,000	591,398
5.38%, 9/27/2054	2,250,000	2,054,002
5.50%, 8/3/2035	1,000,000	1,022,210
5.50%, 9/27/2064	200,000	181,912
5.55%, 2/6/2053	500,000	469,575
6.00%, 8/3/2055	750,000	748,830
6.15%, 11/9/2029	295,000	314,780
6.25%, 11/9/2032	350,000	378,553
6.90%, 11/9/2052	500,000	555,975
Paychex, Inc. 5.10%, 4/15/2030 (a)	1,000,000	1,023,990
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	214,618
2.00%, 6/30/2030	30,000	26,665
2.95%, 9/15/2029	40,000	37,784
3.80%, 12/15/2026	30,000	29,763
4.20%, 9/15/2028	65,000	64,830
4.50%, 10/15/2029	200,000	200,352
4.75%, 2/15/2032	165,000	165,325
4.90%, 10/15/2034	200,000	197,398
Salesforce, Inc.:
1.50%, 7/15/2028	65,000	60,413
1.95%, 7/15/2031	120,000	105,190
2.70%, 7/15/2041	60,000	43,114
2.90%, 7/15/2051	500,000	319,655
3.05%, 7/15/2061	50,000	30,560
3.70%, 4/11/2028	775,000	769,970
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	56,313
Synopsys, Inc.:
4.85%, 4/1/2030	500,000	507,050
5.15%, 4/1/2035	500,000	504,045
5.70%, 4/1/2055	750,000	745,372
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	500,000	507,600
VMware LLC:
1.40%, 8/15/2026	500,000	483,775
2.20%, 8/15/2031	500,000	433,865
3.90%, 8/21/2027	150,000	148,779
Workday, Inc. 3.50%, 4/1/2027	550,000	543,075
		32,488,866
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	184,786
4.38%, 7/16/2042	50,000	42,126
4.38%, 4/22/2049 (a)	200,000	163,340
4.70%, 7/21/2032	200,000	198,354
5.00%, 1/20/2033	250,000	250,542
6.13%, 3/30/2040	600,000	626,286
Security Description	Principal Amount	Value
AT&T, Inc.:
1.65%, 2/1/2028	$530,000	$497,352
2.25%, 2/1/2032	125,000	107,625
2.30%, 6/1/2027	550,000	530,106
2.55%, 12/1/2033	350,000	292,985
2.75%, 6/1/2031	350,000	317,170
3.10%, 2/1/2043	150,000	107,903
3.50%, 6/1/2041	1,350,000	1,058,805
3.50%, 9/15/2053	1,900,000	1,286,300
3.55%, 9/15/2055	1,579,000	1,065,099
3.65%, 6/1/2051	600,000	425,520
3.65%, 9/15/2059	1,294,000	867,743
3.80%, 2/15/2027 (a)	150,000	148,830
3.80%, 12/1/2057	471,000	329,535
3.85%, 6/1/2060 (a)	45,000	31,463
4.10%, 2/15/2028	184,000	183,222
4.30%, 2/15/2030	1,500,000	1,495,575
4.35%, 3/1/2029	500,000	501,045
4.50%, 5/15/2035	300,000	285,837
4.55%, 3/9/2049	208,000	172,806
4.65%, 6/1/2044	25,000	21,576
4.70%, 8/15/2030 (a)	95,000	95,864
4.75%, 5/15/2046	30,000	26,180
4.85%, 3/1/2039	570,000	538,963
5.38%, 8/15/2035 (a)	125,000	127,220
5.40%, 2/15/2034	1,130,000	1,162,872
6.05%, 8/15/2056	120,000	122,596
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	450,000	316,435
4.30%, 7/29/2049	55,000	42,722
4.46%, 4/1/2048	30,000	24,124
5.20%, 2/15/2034	250,000	250,193
British Telecommunications PLC 5.13%, 12/4/2028 (a)	200,000	204,402
Cisco Systems, Inc.:
2.50%, 9/20/2026	500,000	491,240
4.55%, 2/24/2028	65,000	65,876
4.75%, 2/24/2030	200,000	204,444
4.80%, 2/26/2027	155,000	156,910
4.85%, 2/26/2029	125,000	128,065
4.95%, 2/26/2031	500,000	514,260
4.95%, 2/24/2032	200,000	204,920
5.10%, 2/24/2035 (a)	1,200,000	1,228,224
5.30%, 2/26/2054	200,000	193,834
5.35%, 2/26/2064	200,000	192,894
5.50%, 1/15/2040	300,000	309,738
5.50%, 2/24/2055	620,000	618,121
Corning, Inc.:
4.38%, 11/15/2057	25,000	20,003
5.35%, 11/15/2048	100,000	94,084
5.45%, 11/15/2079	500,000	456,465
5.75%, 8/15/2040	25,000	25,309

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	$550,000	$649,445
Juniper Networks, Inc.:
2.00%, 12/10/2030	250,000	217,388
3.75%, 8/15/2029 (a)	100,000	97,202
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	89,837
4.60%, 2/23/2028	125,000	125,874
4.60%, 5/23/2029	50,000	50,269
4.85%, 8/15/2030	195,000	197,163
5.00%, 4/15/2029	125,000	127,146
5.20%, 8/15/2032	115,000	116,942
5.40%, 4/15/2034	1,000,000	1,019,640
5.55%, 8/15/2035	250,000	254,940
Orange SA:
5.50%, 2/6/2044	50,000	49,216
9.00%, 3/1/2031	750,000	911,032
Rogers Communications, Inc.:
3.20%, 3/15/2027	135,000	132,374
3.70%, 11/15/2049	50,000	36,529
3.80%, 3/15/2032	125,000	116,156
4.30%, 2/15/2048	40,000	32,255
4.35%, 5/1/2049	155,000	124,563
4.55%, 3/15/2052	500,000	406,655
5.00%, 2/15/2029	525,000	532,591
5.00%, 3/15/2044	50,000	44,504
5.30%, 2/15/2034 (a)	800,000	800,888
Sprint Capital Corp. 6.88%, 11/15/2028	750,000	805,087
Telefonica Emisiones SA:
4.10%, 3/8/2027	500,000	497,450
5.21%, 3/8/2047	300,000	265,281
5.52%, 3/1/2049 (a)	150,000	136,886
7.05%, 6/20/2036	775,000	861,033
Telefonica Europe BV 8.25%, 9/15/2030	25,000	28,909
TELUS Corp. 4.60%, 11/16/2048	150,000	125,150
T-Mobile USA, Inc.:
2.05%, 2/15/2028	545,000	515,112
2.25%, 11/15/2031	50,000	43,355
2.55%, 2/15/2031	165,000	147,819
2.70%, 3/15/2032	500,000	440,420
3.00%, 2/15/2041	555,000	405,766
3.30%, 2/15/2051	350,000	231,910
3.40%, 10/15/2052	500,000	333,640
3.60%, 11/15/2060	20,000	13,315
3.75%, 4/15/2027	150,000	148,487
3.88%, 4/15/2030	1,880,000	1,825,386
4.20%, 10/1/2029	105,000	104,286
4.38%, 4/15/2040	350,000	309,610
4.50%, 4/15/2050	545,000	450,263
4.70%, 1/15/2035	300,000	290,748
4.80%, 7/15/2028	250,000	253,405
4.85%, 1/15/2029	750,000	761,242
Security Description	Principal Amount	Value
5.05%, 7/15/2033	$500,000	$502,970
5.13%, 5/15/2032	100,000	101,916
5.15%, 4/15/2034	85,000	86,099
5.20%, 1/15/2033	250,000	253,977
5.25%, 6/15/2055	200,000	182,374
5.30%, 5/15/2035 (a)	145,000	146,801
5.65%, 1/15/2053	250,000	241,588
5.75%, 1/15/2034	250,000	261,805
5.75%, 1/15/2054	500,000	489,555
5.88%, 11/15/2055	565,000	566,379
6.00%, 6/15/2054	250,000	254,340
Verizon Communications, Inc.:
1.50%, 9/18/2030 (a)	60,000	51,830
1.68%, 10/30/2030	55,000	47,583
1.75%, 1/20/2031	200,000	172,634
2.10%, 3/22/2028	500,000	473,755
2.55%, 3/21/2031	500,000	448,525
2.65%, 11/20/2040	200,000	141,078
2.88%, 11/20/2050	200,000	124,504
2.99%, 10/30/2056	337,000	202,881
3.00%, 11/20/2060	175,000	102,912
3.15%, 3/22/2030	500,000	473,450
3.40%, 3/22/2041	1,500,000	1,156,590
3.55%, 3/22/2051	3,000,000	2,145,930
3.70%, 3/22/2061	500,000	344,760
3.88%, 2/8/2029	10,000	9,872
4.00%, 3/22/2050	500,000	381,395
4.02%, 12/3/2029	350,000	345,289
4.27%, 1/15/2036	28,000	25,879
4.33%, 9/21/2028	1,785,000	1,792,443
4.40%, 11/1/2034	250,000	237,368
4.50%, 8/10/2033	250,000	242,873
4.78%, 2/15/2035	1,000,000	974,650
5.05%, 5/9/2033 (a)	990,000	1,003,533
5.25%, 4/2/2035	210,000	211,724
5.50%, 2/23/2054 (a)	350,000	337,869
Vodafone Group PLC:
4.25%, 9/17/2050	750,000	584,040
4.38%, 2/19/2043	75,000	64,289
5.63%, 2/10/2053 (a)	640,000	603,334
5.75%, 6/28/2054	1,000,000	959,000
5.88%, 6/28/2064	250,000	239,668
		51,122,520
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	29,320
3.90%, 11/19/2029	100,000	96,387
6.05%, 5/14/2034	250,000	257,800
		383,507
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	9,944
3.30%, 9/15/2051	350,000	242,809

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 2/15/2050	$250,000	$183,857
3.90%, 8/1/2046	100,000	79,819
4.05%, 6/15/2048	155,000	125,142
4.13%, 6/15/2047	150,000	123,046
4.15%, 12/15/2048 (a)	30,000	24,792
4.45%, 3/15/2043	50,000	44,071
4.45%, 1/15/2053	500,000	421,685
4.55%, 9/1/2044	50,000	44,257
4.90%, 4/1/2044	125,000	116,734
5.20%, 4/15/2054	895,000	846,643
5.50%, 3/15/2055	1,000,000	989,630
5.80%, 3/15/2056	250,000	257,372
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	8,813
3.20%, 8/2/2046	25,000	17,835
3.65%, 2/3/2048	50,000	38,148
4.38%, 9/18/2034 (a)	540,000	520,090
5.85%, 11/1/2033	250,000	267,160
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	80,000	77,230
2.05%, 3/5/2030 (a)	35,000	31,532
2.45%, 12/2/2031	565,000	495,703
2.88%, 11/15/2029	65,000	61,063
3.00%, 12/2/2041	350,000	254,481
3.50%, 5/1/2050	25,000	17,810
4.00%, 6/1/2028	100,000	99,417
4.70%, 5/1/2048	50,000	44,025
4.80%, 3/30/2030 (a)	160,000	162,557
4.80%, 9/15/2035	30,000	29,277
5.20%, 3/30/2035	250,000	253,362
CSX Corp.:
2.40%, 2/15/2030	50,000	46,113
2.50%, 5/15/2051	610,000	352,678
3.25%, 6/1/2027	50,000	49,197
3.35%, 9/15/2049	65,000	45,488
3.80%, 3/1/2028	50,000	49,563
3.80%, 11/1/2046	100,000	77,824
4.10%, 3/15/2044	75,000	62,324
4.25%, 3/15/2029	95,000	95,000
4.30%, 3/1/2048	50,000	41,563
4.50%, 3/15/2049	125,000	106,185
4.50%, 11/15/2052 (a)	1,000,000	844,270
4.65%, 3/1/2068	50,000	41,056
4.90%, 3/15/2055 (a)	105,000	94,047
5.05%, 6/15/2035	200,000	201,018
5.20%, 11/15/2033 (a)	650,000	671,775
FedEx Corp.:
2.40%, 5/15/2031 (a) (d)	65,000	57,119
3.25%, 5/15/2041 (d)	415,000	297,132
4.05%, 2/15/2048 (d)	50,000	37,033
4.55%, 4/1/2046 (d)	100,000	81,277
4.75%, 11/15/2045 (d)	25,000	20,874
4.95%, 10/17/2048 (d)	100,000	84,555
5.10%, 1/15/2044 (d)	500,000	440,200
Security Description	Principal Amount	Value
5.25%, 5/15/2050 (a) (d)	$650,000	$574,626
Norfolk Southern Corp.:
2.90%, 8/25/2051	150,000	93,941
3.00%, 3/15/2032	150,000	135,939
3.05%, 5/15/2050	350,000	229,386
3.15%, 6/1/2027	50,000	49,040
3.16%, 5/15/2055	68,000	43,551
3.40%, 11/1/2049	100,000	70,063
3.94%, 11/1/2047	100,000	78,349
4.45%, 3/1/2033	200,000	195,670
4.45%, 6/15/2045	19,000	16,206
5.05%, 8/1/2030	145,000	149,705
5.10%, 5/1/2035	135,000	135,644
5.35%, 8/1/2054 (a)	500,000	478,165
5.55%, 3/15/2034	95,000	99,326
5.95%, 3/15/2064	500,000	513,400
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	125,000	121,264
Series MTN, 2.85%, 3/1/2027	145,000	141,395
Series MTN, 4.90%, 12/1/2029	125,000	126,850
5.00%, 3/15/2030	200,000	202,770
Series MTN, 5.38%, 3/15/2029	100,000	102,857
Series MTN, 5.65%, 3/1/2028	250,000	258,307
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	242,712
2.38%, 5/20/2031	40,000	35,978
2.40%, 2/5/2030 (a)	500,000	461,450
2.80%, 2/14/2032	570,000	514,220
2.97%, 9/16/2062	110,000	63,949
3.20%, 5/20/2041	70,000	53,521
3.25%, 2/5/2050	700,000	483,280
3.38%, 2/14/2042	40,000	31,014
3.50%, 2/14/2053	575,000	406,847
3.55%, 5/20/2061	100,000	66,862
3.80%, 10/1/2051	52,000	39,163
3.80%, 4/6/2071	175,000	119,821
3.84%, 3/20/2060	130,000	93,536
4.10%, 9/15/2067	15,000	11,047
4.50%, 1/20/2033 (a)	250,000	248,437
4.95%, 9/9/2052	250,000	229,240
5.10%, 2/20/2035	500,000	508,195
5.60%, 12/1/2054	155,000	154,237
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	29,315
3.05%, 11/15/2027	50,000	48,895
3.75%, 11/15/2047	175,000	132,496
4.65%, 10/15/2030 (a)	150,000	152,049
4.88%, 3/3/2033	175,000	177,861
5.05%, 3/3/2053 (a)	600,000	545,682
5.15%, 5/22/2034 (a)	1,210,000	1,240,177
5.25%, 5/14/2035 (a)	590,000	602,591

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 4/1/2050 (a)	$200,000	$189,398
5.50%, 5/22/2054	235,000	227,781
5.95%, 5/14/2055	150,000	154,008
6.05%, 5/14/2065	405,000	414,586
		21,179,397
TRUCKING & LEASING — 0.0% *
GATX Corp.:
1.90%, 6/1/2031	200,000	169,786
3.10%, 6/1/2051	250,000	155,672
3.85%, 3/30/2027	50,000	49,503
4.55%, 11/7/2028	50,000	50,076
4.70%, 4/1/2029	25,000	25,191
5.40%, 3/15/2027	30,000	30,420
6.05%, 3/15/2034	155,000	164,305
6.05%, 6/5/2054 (a)	350,000	349,765
		994,718
VENTURE CAPITAL — 0.0% *
Hercules Capital, Inc.:
3.38%, 1/20/2027 (a)	65,000	62,980
6.00%, 6/16/2030	100,000	100,020
		163,000
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	87,893
2.95%, 9/1/2027	121,000	118,052
3.25%, 6/1/2051	100,000	67,482
3.45%, 5/1/2050	50,000	35,287
3.75%, 9/1/2028	100,000	98,665
3.75%, 9/1/2047	100,000	75,923
4.30%, 12/1/2042	25,000	21,336
5.15%, 3/1/2034	250,000	253,663
5.25%, 3/1/2035	235,000	238,095
5.45%, 3/1/2054 (a)	650,000	628,517
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	92,732
2.70%, 4/15/2030	60,000	55,279
4.80%, 8/15/2027	250,000	252,740
5.38%, 1/15/2034	250,000	253,977
		2,279,641
TOTAL CORPORATE BONDS & NOTES (Cost $1,243,873,678)		1,191,680,509
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
BMW Vehicle Lease Trust:
Series 2024-1, Class A3, 4.98%, 3/25/2027	150,000	150,486
Series 2024-1, Class A4, 5.00%, 6/25/2027	500,000	503,961
BMW Vehicle Owner Trust Series 2025-A, Class A3, 4.56%, 9/25/2029	300,000	302,137
Security Description	Principal Amount	Value
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class D, 5.83%, 5/15/2030	$500,000	$510,224
CarMax Auto Owner Trust Series 2023-1, Class A4, 4.65%, 1/16/2029	1,000,000	1,003,485
Carvana Auto Receivables Trust Series 2025-P1, Class A3, 4.55%, 5/10/2030	300,000	301,359
Drive Auto Receivables Trust Series 2025-1, Class A3, 4.73%, 9/15/2032	700,000	703,793
Exeter Automobile Receivables Trust Series 2025-1A, Class D, 5.49%, 5/15/2031	500,000	508,989
Ford Credit Auto Lease Trust Series 2025-A, Class A3, 4.72%, 6/15/2028	500,000	503,801
Ford Credit Auto Owner Trust:
Series 2024-A, Class A3, 5.09%, 12/15/2028	207,000	209,023
Series 2024-B, Class A3, 5.10%, 4/15/2029	523,000	529,869
Gm Financial Automobile Leasing Trust Series 2025-2, Class A3, 4.58%, 5/22/2028	231,000	232,476
GM Financial Automobile Leasing Trust Series 2024-2, Class B, 5.56%, 5/22/2028	85,000	85,958
GM Financial Consumer Automobile Receivables Trust:
Series 2025-2, Class A3, 4.28%, 4/16/2030	83,000	83,452
Series 2024-4, Class A3, 4.40%, 8/16/2029	92,000	92,280
Series 2025-1, Class A3, 4.62%, 12/17/2029	100,000	100,898
Honda Auto Receivables Owner Trust:
Series 2024-3, Class A3, 4.57%, 3/21/2029	304,000	305,253
Series 2025-2, Class A3, 4.15%, 10/15/2029	114,000	114,213
Series 2024-4, Class A4, 4.35%, 12/16/2030	500,000	502,159
Hyundai Auto Receivables Trust:
Series 2024-A, Class A3, 4.99%, 2/15/2029	300,000	302,703
Series 2025-A, Class A3, 4.32%, 10/15/2029	278,000	278,405

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-B, Class A3, 4.36%, 12/17/2029	$110,000	$110,733
Mercedes-Benz Auto Lease Trust:
Series 2024-B, Class A3, 4.23%, 2/15/2028	210,000	209,891
Series 2025-A, Class A3, 4.61%, 4/16/2029	95,000	95,802
Mercedes-Benz Auto Receivables Trust Series 2025-1, Class A3, 4.78%, 12/17/2029	150,000	151,803
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	181,000	182,684
Nissan Auto Receivables Owner Trust Series 2023-A, Class A4, 4.85%, 6/17/2030	400,000	403,252
Santander Drive Auto Receivables Trust:
Series 2022-4, Class C, 5.00%, 11/15/2029	250,000	251,006
Series 2025-2, Class A3, 4.67%, 8/15/2029	263,000	264,867
Series 2024-4, Class B, 4.93%, 9/17/2029	500,000	502,714
Toyota Auto Receivables Owner Trust:
Series 2024-C, Class A3, 4.88%, 3/15/2029	670,000	676,259
Series 2024-B, Class A3, 5.33%, 1/16/2029	180,000	182,464
Series 2025-B, Class A3, 4.34%, 11/15/2029	88,000	88,583
Volkswagen Auto Lease Trust Series 2025-A, Class A3, 4.50%, 6/20/2028	175,000	176,159
Volkswagen Auto Loan Enhanced Trust Series 2023-2, Class A3, 5.48%, 12/20/2028	300,000	304,594
World Omni Auto Receivables Trust Series 2024-C, Class A3, 4.43%, 12/17/2029	188,000	188,532
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	250,000	250,893
		11,365,160
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	250,000	252,825
Security Description	Principal Amount	Value
Series 2025-2, Class A, 4.28%, 4/15/2030	$608,000	$611,534
BA Credit Card Trust Series 2025-A1, Class A, 4.31%, 5/15/2030	205,000	206,341
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	323,294
Chase Issuance Trust:
Series 2024-A1, Class A, 4.60%, 1/16/2029	175,000	176,212
Series 2024-A2, Class A, 4.63%, 1/15/2031	1,609,000	1,637,312
Citibank Credit Card Issuance Trust:
Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	198,919
Series 2025-A1, Class A, 4.30%, 6/21/2030	192,000	193,087
Series 2025-A2, Class A, 4.49%, 6/21/2032	200,000	201,384
Discover Card Execution Note Trust Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	260,772
Synchrony Card Funding LLC:
Series 2024-A2, Class A, 4.93%, 7/15/2030	375,000	380,424
Series 2025-A2, Class A, 4.49%, 5/15/2031	600,000	604,380
Synchrony Card Issuance Trust Series 2025-A1, Class A, 4.78%, 2/15/2031	50,000	50,740
WF Card Issuance Trust Series 2025-A1, Class A, 4.34%, 5/15/2030	600,000	604,371
		5,701,595
OTHER ABS — 0.1%
CNH Equipment Trust Series 2023-A, Class A3, 4.81%, 8/15/2028	217,655	218,312
John Deere Owner Trust Series 2025-A, Class A3, 4.23%, 9/17/2029	250,000	250,414
Verizon Master Trust:
Series 2023-1, Class A, 4.49%, 1/22/2029	1,150,000	1,149,759
Series 2023-4, Class A1A, 5.16%, 6/20/2029	205,000	206,602
		1,825,087
TOTAL ASSET-BACKED SECURITIES (Cost $18,830,802)		18,891,842

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 3.1%
AUSTRIA — 0.0% *
Oesterreichische Kontrollbank AG:
3.75%, 09/05/2029	$145,000	$144,519
4.00%, 05/28/2028	250,000	251,682
4.25%, 03/01/2028	750,000	758,820
4.50%, 01/24/2030	210,000	215,452
		1,370,473
CANADA — 0.4%
Canada Government International Bonds:
3.75%, 04/26/2028	760,000	760,801
4.00%, 03/18/2030	605,000	609,686
4.63%, 04/30/2029	235,000	241,997
Export Development Canada:
3.00%, 05/25/2027	1,500,000	1,477,175
3.75%, 09/07/2027	250,000	249,927
3.88%, 02/14/2028	500,000	501,497
4.00%, 06/20/2030	200,000	201,302
4.13%, 02/13/2029	445,000	449,994
4.75%, 06/05/2034	265,000	274,508
Province of Alberta:
1.30%, 07/22/2030	400,000	350,487
3.30%, 03/15/2028	650,000	640,271
4.50%, 01/24/2034	200,000	199,770
Province of British Columbia:
0.90%, 07/20/2026	500,000	483,902
1.30%, 01/29/2031	200,000	172,192
4.20%, 07/06/2033 (a)	550,000	540,016
4.70%, 01/24/2028	985,000	1,004,854
4.75%, 06/12/2034	500,000	507,550
4.80%, 06/11/2035	750,000	760,050
4.90%, 04/24/2029	650,000	671,956
Province of Manitoba 4.90%, 5/31/2034	120,000	122,837
Province of New Brunswick 3.63%, 2/24/2028	50,000	49,542
Province of Ontario:
1.13%, 10/07/2030	500,000	431,304
1.60%, 02/25/2031	250,000	218,820
1.80%, 10/14/2031	500,000	433,128
2.00%, 10/02/2029	350,000	323,409
3.10%, 05/19/2027	750,000	738,988
3.70%, 09/17/2029	700,000	692,994
4.20%, 01/18/2029 (a)	300,000	302,745
4.70%, 01/15/2030	500,000	514,957
5.05%, 04/24/2034	200,000	207,499
Series MTN, 2.13%, 01/21/2032	1,250,000	1,098,209
Province of Quebec:
1.35%, 05/28/2030	300,000	264,680
1.90%, 04/21/2031	250,000	221,582
2.75%, 04/12/2027	200,000	195,885
Security Description	Principal Amount	Value
3.63%, 04/13/2028	$1,750,000	$1,739,232
4.25%, 09/05/2034	500,000	488,537
4.50%, 04/03/2029	1,150,000	1,172,923
4.50%, 09/08/2033	485,000	485,725
Province of Saskatchewan 4.65%, 1/28/2030	1,000,000	1,026,102
		20,827,033
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	200,000	178,565
2.55%, 07/27/2033	250,000	210,807
3.10%, 05/07/2041	1,000,000	743,722
3.10%, 01/22/2061	250,000	151,413
3.24%, 02/06/2028	200,000	194,403
3.25%, 09/21/2071	250,000	151,941
3.86%, 06/21/2047	300,000	232,326
4.34%, 03/07/2042	250,000	216,436
4.85%, 01/22/2029	700,000	709,890
4.95%, 01/05/2036	335,000	328,814
5.33%, 01/05/2054	500,000	469,586
5.65%, 01/13/2037	700,000	722,619
		4,310,522
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037 (a)	100,000	58,995
0.75%, 09/30/2030	500,000	427,125
1.75%, 09/14/2029	250,000	230,428
2.88%, 04/03/2028	290,000	283,620
3.50%, 08/27/2027	220,000	218,907
3.75%, 07/15/2030	1,390,000	1,384,954
3.88%, 05/15/2028 (a)	325,000	326,391
4.00%, 06/28/2027	795,000	798,450
4.63%, 03/18/2030	600,000	621,042
Landwirtschaftliche Rentenbank:
0.88%, 09/03/2030	200,000	172,076
4.13%, 05/28/2030	650,000	658,788
Series 37, 2.50%, 11/15/2027	50,000	48,582
		5,229,358
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	432,599
2.15%, 07/28/2031	500,000	435,715
3.05%, 03/12/2051	250,000	164,398
3.55%, 03/31/2032 (a)	350,000	326,415
4.20%, 10/15/2050	600,000	483,604
4.45%, 04/15/2070	200,000	158,658
4.55%, 01/11/2028	200,000	201,647
4.70%, 02/10/2034	200,000	196,489

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 02/11/2029	$150,000	$152,729
4.75%, 09/10/2034	350,000	343,480
4.85%, 01/11/2033	200,000	200,490
5.10%, 02/10/2054	500,000	464,105
5.15%, 09/10/2054	300,000	281,852
5.25%, 01/15/2030	265,000	274,655
5.35%, 02/11/2049 (a)	100,000	96,519
5.60%, 01/15/2035	350,000	365,275
5.65%, 01/11/2053 (a)	300,000	296,887
		4,875,517
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030 (a)	200,000	180,704
3.25%, 01/17/2028	100,000	96,491
3.88%, 07/03/2050	200,000	140,434
4.13%, 01/17/2048	100,000	75,327
4.50%, 01/17/2033	400,000	380,339
5.38%, 02/19/2030	450,000	459,743
5.50%, 03/12/2034	500,000	505,745
5.63%, 02/19/2035 (a)	735,000	748,226
5.75%, 03/12/2054	1,500,000	1,392,069
State of Israel 3.38%, 1/15/2050	300,000	194,191
		4,173,269
ITALY — 0.0% *
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	500,000	470,378
3.88%, 05/06/2051	950,000	651,369
4.00%, 10/17/2049	200,000	144,543
5.38%, 06/15/2033 (a)	50,000	52,160
		1,318,450
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031 (a)	250,000	214,842
1.88%, 04/15/2031	200,000	177,126
2.13%, 02/16/2029	250,000	234,476
2.75%, 11/16/2027 (a)	200,000	194,654
2.88%, 07/21/2027	100,000	97,906
3.25%, 07/20/2028	250,000	245,315
4.38%, 01/24/2031	200,000	202,686
4.63%, 07/22/2027	2,200,000	2,228,857
4.63%, 04/17/2034	500,000	507,411
Japan International Cooperation Agency:
1.75%, 04/28/2031	200,000	174,758
4.00%, 05/23/2028	1,000,000	1,000,163
4.75%, 05/21/2029	200,000	204,987
		5,483,181
Security Description	Principal Amount	Value
MEXICO — 0.3%
Mexico Government International Bonds:
2.66%, 05/24/2031	$450,000	$389,466
3.25%, 04/16/2030	350,000	322,726
3.50%, 02/12/2034	250,000	210,925
3.75%, 01/11/2028	100,000	98,353
3.77%, 05/24/2061	1,200,000	707,005
4.15%, 03/28/2027	200,000	199,033
4.28%, 08/14/2041	1,025,000	789,863
4.40%, 02/12/2052	400,000	281,062
4.50%, 04/22/2029	250,000	246,861
4.50%, 01/31/2050	250,000	182,459
4.60%, 02/10/2048	200,000	148,888
4.75%, 04/27/2032	200,000	190,489
5.00%, 04/27/2051	200,000	155,430
5.40%, 02/09/2028	850,000	867,451
5.55%, 01/21/2045 (a)	450,000	404,389
5.85%, 07/02/2032 (b)	200,000	202,764
6.00%, 05/13/2030	1,000,000	1,037,299
6.00%, 05/07/2036	2,000,000	1,974,309
6.05%, 01/11/2040	30,000	28,653
6.34%, 05/04/2053	500,000	459,832
6.35%, 02/09/2035 (a)	500,000	511,519
6.40%, 05/07/2054	1,250,000	1,151,615
6.63%, 01/29/2038 (b)	200,000	203,054
6.88%, 05/13/2037	1,200,000	1,253,003
7.38%, 05/13/2055	500,000	517,500
Series MTN, 4.75%, 03/08/2044	100,000	78,884
		12,612,832
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	1,200,000	915,782
3.16%, 01/23/2030	200,000	180,218
3.30%, 01/19/2033 (a)	500,000	407,457
3.87%, 07/23/2060	200,000	113,500
3.88%, 03/17/2028	200,000	193,830
4.50%, 05/15/2047	50,000	34,510
4.50%, 04/16/2050	700,000	472,174
6.40%, 02/14/2035 (a)	200,000	194,738
6.70%, 01/26/2036	50,000	49,740
6.85%, 03/28/2054	850,000	778,995
8.00%, 03/01/2038	700,000	749,394
		4,090,338
PERU — 0.1%
Peru Government International Bonds:
2.78%, 01/23/2031	1,820,000	1,632,396
2.78%, 12/01/2060	150,000	80,806
3.00%, 01/15/2034	250,000	210,242
3.23%, 07/28/2121 (a)	150,000	80,529
3.30%, 03/11/2041	815,000	606,156

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 03/10/2051	$70,000	$48,063
3.60%, 01/15/2072	250,000	154,260
5.38%, 02/08/2035 (a)	100,000	99,852
5.50%, 03/30/2036	111,000	111,193
5.63%, 11/18/2050 (a)	150,000	142,713
5.88%, 08/08/2054 (a)	550,000	531,312
6.20%, 06/30/2055	250,000	251,246
6.55%, 03/14/2037	25,000	27,098
		3,975,866
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	250,000	212,232
1.95%, 01/06/2032 (a)	200,000	169,728
2.46%, 05/05/2030	200,000	182,747
2.65%, 12/10/2045	600,000	387,696
2.95%, 05/05/2045	250,000	170,499
3.00%, 02/01/2028	1,500,000	1,448,530
3.20%, 07/06/2046	200,000	140,371
3.70%, 03/01/2041	200,000	162,103
3.70%, 02/02/2042	100,000	80,147
3.95%, 01/20/2040	200,000	172,313
4.63%, 07/17/2028 (a)	500,000	503,429
4.75%, 03/05/2035	350,000	343,442
5.00%, 07/17/2033	200,000	202,123
5.00%, 01/13/2037	150,000	148,858
5.50%, 02/04/2035	1,000,000	1,039,630
5.50%, 01/17/2048 (a)	500,000	488,265
5.60%, 05/14/2049	250,000	245,912
5.61%, 04/13/2033	500,000	523,949
7.75%, 01/14/2031	100,000	116,027
		6,738,001
POLAND — 0.1%
Republic of Poland Government International Bonds:
4.63%, 03/18/2029	250,000	253,272
4.88%, 02/12/2030	925,000	942,235
4.88%, 10/04/2033	500,000	497,181
5.13%, 09/18/2034	250,000	250,895
5.38%, 02/12/2035	245,000	249,792
5.50%, 11/16/2027	350,000	360,669
5.50%, 03/18/2054	895,000	829,744
5.75%, 11/16/2032	250,000	263,896
		3,647,684
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
1.13%, 12/29/2026	200,000	191,224
2.38%, 04/21/2027	25,000	24,244
2.50%, 06/29/2041	250,000	176,735
4.13%, 10/17/2027	285,000	284,850
4.25%, 09/15/2027	250,000	250,490
4.50%, 01/11/2029	200,000	202,095
Security Description	Principal Amount	Value
5.00%, 01/11/2028	$250,000	$255,155
5.13%, 09/18/2028	200,000	205,911
5.13%, 01/11/2033	200,000	206,029
5.25%, 01/14/2035	1,000,000	1,044,248
Korea Development Bank:
0.80%, 07/19/2026	250,000	241,315
1.63%, 01/19/2031	250,000	218,008
4.38%, 02/15/2028	200,000	201,353
4.38%, 02/15/2033 (a)	750,000	736,110
4.50%, 02/15/2029	200,000	202,143
4.63%, 02/15/2027	200,000	201,512
4.63%, 02/03/2028	250,000	253,059
4.88%, 02/03/2030 (a)	250,000	257,081
Korea International Bonds:
1.00%, 09/16/2030 (a)	200,000	171,570
3.50%, 09/20/2028	200,000	196,780
4.50%, 07/03/2029	350,000	355,995
		5,875,907
SUPRANATIONAL — 1.3%
African Development Bank:
3.50%, 09/18/2029	400,000	394,920
3.88%, 06/12/2028	175,000	175,620
4.00%, 03/18/2030	300,000	302,100
4.13%, 02/25/2027	850,000	853,510
4.38%, 03/14/2028	400,000	406,312
4.50%, 06/12/2035	95,000	96,391
4.63%, 01/04/2027	175,000	176,913
Series GMTN, 4.38%, 11/03/2027	405,000	410,423
Asian Development Bank:
3.13%, 04/27/2032	250,000	236,330
4.38%, 03/22/2035	195,000	196,700
Series GMTN, 0.75%, 10/08/2030	200,000	170,404
Series GMTN, 1.25%, 06/09/2028	100,000	93,085
Series GMTN, 1.50%, 01/20/2027	500,000	482,370
Series GMTN, 1.50%, 03/04/2031	250,000	219,352
Series GMTN, 1.88%, 03/15/2029	250,000	233,610
Series GMTN, 1.88%, 01/24/2030	500,000	459,405
Series GMTN, 2.38%, 08/10/2027	50,000	48,611
Series GMTN, 2.50%, 11/02/2027	100,000	97,210
Series GMTN, 2.63%, 01/12/2027	50,000	49,083
Series GMTN, 3.13%, 08/20/2027	1,000,000	987,200
Series GMTN, 3.13%, 09/26/2028	50,000	49,031
Series GMTN, 3.63%, 08/28/2029	750,000	745,065

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.75%, 04/25/2028	$175,000	$175,028
Series GMTN, 3.88%, 09/28/2032 (a)	200,000	197,598
Series GMTN, 4.00%, 01/12/2033	170,000	168,966
Series GMTN, 4.13%, 01/12/2027	2,215,000	2,223,661
Series GMTN, 4.13%, 05/30/2030	1,300,000	1,316,120
Series GMTN, 4.13%, 01/12/2034 (a)	500,000	496,645
Series GMTN, 4.38%, 01/14/2028	1,240,000	1,258,501
Series GMTN, 4.38%, 03/06/2029 (a)	360,000	367,369
Series GMTN, 4.50%, 08/25/2028	383,000	391,361
Asian Infrastructure Investment Bank:
3.75%, 09/14/2027	1,200,000	1,200,264
4.00%, 01/18/2028	500,000	503,160
4.50%, 01/16/2030	250,000	256,820
Corp. Andina de Fomento:
4.13%, 06/30/2028	838,000	839,492
5.00%, 01/24/2029	470,000	482,826
5.00%, 01/22/2030	200,000	206,180
6.00%, 04/26/2027	175,000	180,546
Council of Europe Development Bank:
0.88%, 09/22/2026 (a)	100,000	96,404
3.63%, 01/26/2028	150,000	149,459
4.13%, 01/24/2029	550,000	555,665
4.50%, 01/15/2030	200,000	205,386
4.63%, 06/11/2027	80,000	81,178
Series GMTN, 3.63%, 05/08/2028	150,000	149,538
European Bank for Reconstruction & Development:
Series GMTN, 4.38%, 03/09/2028	660,000	670,164
Series MTN, 4.25%, 03/13/2034	400,000	399,688
European Investment Bank:
0.75%, 10/26/2026	250,000	239,985
0.75%, 09/23/2030	200,000	170,900
1.25%, 02/14/2031 (a)	390,000	338,442
1.63%, 05/13/2031	100,000	88,120
1.75%, 03/15/2029	133,000	123,806
2.38%, 05/24/2027	100,000	97,416
3.63%, 07/15/2030	1,120,000	1,108,610
3.75%, 11/15/2029	750,000	748,530
3.75%, 02/14/2033	990,000	969,804
3.88%, 03/15/2028	1,300,000	1,305,005
3.88%, 06/15/2028	370,000	371,613
Security Description	Principal Amount	Value
4.00%, 02/15/2029	$1,180,000	$1,189,239
4.13%, 02/13/2034 (a)	286,000	284,441
4.25%, 08/16/2032	1,592,000	1,612,600
4.38%, 03/19/2027	1,260,000	1,271,567
4.38%, 10/10/2031	2,175,000	2,222,611
4.50%, 10/16/2028	500,000	511,700
4.50%, 03/14/2030 (a)	1,190,000	1,224,558
4.63%, 02/12/2035 (a)	285,000	293,325
4.75%, 06/15/2029	417,000	431,783
Series GMTN, 1.38%, 03/15/2027	350,000	336,017
Inter-American Development Bank:
0.63%, 09/16/2027	500,000	467,060
1.13%, 07/20/2028	200,000	184,888
1.50%, 01/13/2027	350,000	337,750
2.00%, 07/23/2026	100,000	97,965
2.38%, 07/07/2027	100,000	97,304
3.13%, 09/18/2028	100,000	98,048
3.50%, 09/14/2029	200,000	197,646
3.75%, 06/14/2030	1,050,000	1,045,821
4.00%, 01/12/2028	200,000	201,184
4.13%, 02/15/2029	2,280,000	2,305,445
4.38%, 02/01/2027	250,000	251,925
4.38%, 07/17/2034	250,000	252,495
4.38%, 01/24/2044	75,000	69,718
4.50%, 02/15/2030 (a)	350,000	359,842
Series GMTN, 1.13%, 01/13/2031	750,000	646,650
Series GMTN, 3.63%, 09/17/2031	1,000,000	979,170
Series GMTN, 4.50%, 09/13/2033	200,000	204,108
Inter-American Investment Corp.:
4.13%, 02/15/2028	200,000	201,368
4.25%, 02/14/2029	175,000	177,026
4.25%, 04/01/2030	250,000	253,157
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	390,000	363,382
0.75%, 08/26/2030	170,000	145,408
0.88%, 07/15/2026	1,000,000	968,830
0.88%, 05/14/2030	250,000	217,332
1.13%, 09/13/2028	500,000	460,490
1.25%, 02/10/2031	500,000	433,150
1.38%, 04/20/2028	250,000	234,370
1.63%, 11/03/2031	1,000,000	867,410
1.75%, 10/23/2029	250,000	229,650
2.50%, 11/22/2027	250,000	242,905
3.13%, 06/15/2027	700,000	691,068
3.50%, 07/12/2028	2,100,000	2,084,901
3.63%, 05/05/2028	1,500,000	1,495,620
3.88%, 10/16/2029	2,325,000	2,330,487
3.88%, 02/14/2030	825,000	826,493

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 08/28/2034	$1,435,000	$1,395,064
4.00%, 08/27/2026	1,081,000	1,081,692
4.00%, 07/25/2030	500,000	503,245
4.00%, 01/10/2031	500,000	502,060
4.00%, 05/06/2032	1,200,000	1,196,592
4.13%, 03/20/2030	1,180,000	1,194,585
4.50%, 04/10/2031	455,000	468,259
Series GMTN, 4.63%, 01/15/2032	1,140,000	1,178,977
Series GMTN, 4.75%, 02/15/2035	25,000	25,829
International Finance Corp.:
Series GMTN, 0.75%, 10/08/2026	500,000	480,695
Series GMTN, 3.88%, 07/02/2030	570,000	570,975
Series GMTN, 4.25%, 07/02/2029	280,000	284,656
Series GMTN, 4.50%, 01/21/2028	275,000	280,046
Series GMTN, 4.50%, 07/13/2028	135,000	137,877
Nordic Investment Bank:
3.75%, 05/09/2030	500,000	498,245
4.25%, 02/28/2029	200,000	203,116
4.38%, 03/14/2028	200,000	203,118
		64,620,833
SWEDEN — 0.0% *
Svensk Exportkredit AB:
3.75%, 05/08/2028	375,000	374,221
4.13%, 06/14/2028	200,000	201,619
Series GMTN, 2.25%, 03/22/2027 (a)	250,000	242,954
Series GMTN, 3.75%, 09/13/2027	200,000	199,652
Series GMTN, 3.88%, 08/04/2027 (b)	750,000	750,739
		1,769,185
UNITED STATES — 0.0% *
Inter-American Development Bank 2.25%, 6/18/2029	250,000	235,760
URUGUAY — 0.1%
Oriental Republic of Uruguay 5.25%, 9/10/2060	585,000	529,595
Uruguay Government International Bonds:
4.38%, 10/27/2027	225,000	225,020
4.38%, 01/23/2031	280,000	279,309
4.98%, 04/20/2055	400,000	354,421
5.10%, 06/18/2050	175,000	161,442
5.44%, 02/14/2037	687,500	704,891
Security Description	Principal Amount	Value
5.75%, 10/28/2034	$350,000	$369,420
		2,624,098
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $158,195,207)		153,778,307
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.6%
Federal Farm Credit Banks Funding Corp.:
0.68%, 1/13/2027	250,000	237,764
0.70%, 1/27/2027	100,000	95,152
0.79%, 6/21/2027	125,000	117,314
0.90%, 8/19/2027	100,000	93,730
1.00%, 8/3/2027	100,000	93,893
1.04%, 1/25/2029	150,000	135,260
1.10%, 8/10/2029	150,000	133,097
1.14%, 8/20/2029	150,000	133,217
1.15%, 8/12/2030	100,000	86,090
1.32%, 9/9/2030	100,000	87,033
1.38%, 1/14/2031	250,000	214,621
1.65%, 7/23/2035	100,000	74,764
1.69%, 8/20/2035	100,000	75,112
1.95%, 8/13/2040	100,000	66,459
1.99%, 3/17/2031	500,000	441,731
Federal Home Loan Banks:
0.83%, 2/10/2027	100,000	94,990
0.90%, 2/26/2027	150,000	142,418
1.00%, 8/16/2028	250,000	227,677
1.25%, 12/21/2026	1,000,000	963,526
3.25%, 6/9/2028	500,000	493,743
3.25%, 11/16/2028	280,000	276,006
3.63%, 9/4/2026	2,500,000	2,490,539
3.88%, 6/4/2027	750,000	751,575
4.00%, 6/30/2028	500,000	504,032
4.13%, 1/15/2027 (a)	500,000	502,167
4.63%, 11/17/2026	1,000,000	1,009,969
4.75%, 4/9/2027	2,160,000	2,197,217
Series 677, 5.50%, 7/15/2036	135,000	146,964
Federal Home Loan Mortgage Corp.:
0.38%, 7/21/2025 (a)	1,000,000	997,801
1.50%, 4/1/2037	8,660,908	7,696,827
1.50%, 12/1/2040	1,968,421	1,638,050
1.50%, 2/1/2051	1,884,525	1,419,878
1.50%, 10/1/2051	1,646,383	1,239,806
1.50%, 11/1/2051	4,818,606	3,628,457
2.00%, 2/1/2036	1,746,545	1,599,264
2.00%, 3/1/2036	7,282,353	6,697,924
2.00%, 6/1/2036	1,443,841	1,321,936
2.00%, 1/1/2037	2,062,697	1,885,977
2.00%, 4/1/2037	1,225,421	1,119,221
2.00%, 7/1/2041	5,219,683	4,479,010

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 9/1/2050	$5,295,018	$4,254,048
2.00%, 10/1/2050	1,093,830	873,961
2.00%, 12/1/2050	831,716	663,954
2.00%, 1/1/2051	5,711,346	4,557,343
2.00%, 2/1/2051	2,612,715	2,083,893
2.00%, 3/1/2051	5,700,055	4,552,309
2.00%, 6/1/2051	937,519	753,585
2.00%, 7/1/2051	10,992,210	8,747,442
2.00%, 9/1/2051	6,274,253	4,988,583
2.00%, 11/1/2051	6,313,749	5,015,581
2.00%, 12/1/2051	1,691,429	1,362,063
2.00%, 2/1/2052	7,404,134	5,896,679
2.00%, 3/1/2052	4,529,969	3,594,737
2.22%, 7/13/2040	150,000	100,389
2.50%, 10/1/2029	6,932	6,729
2.50%, 1/1/2031	17,765	17,141
2.50%, 5/1/2031	28,527	27,524
2.50%, 6/1/2031	53,141	51,250
2.50%, 10/1/2031	52,118	50,178
2.50%, 12/1/2031	68,974	66,469
2.50%, 12/1/2032	253,018	241,574
2.50%, 2/1/2033	264,897	252,839
2.50%, 9/1/2035	368,773	346,441
2.50%, 1/1/2037	1,328,650	1,241,866
2.50%, 1/1/2042	871,665	774,049
2.50%, 7/1/2042	2,638,709	2,335,744
2.50%, 9/1/2046	539,940	462,401
2.50%, 7/1/2050	4,327,545	3,626,062
2.50%, 10/1/2050	1,537,338	1,286,928
2.50%, 1/1/2051	634,508	528,536
2.50%, 2/1/2051	6,004,268	5,025,021
2.50%, 6/1/2051	4,826,756	4,005,885
2.50%, 9/1/2051	4,232,164	3,528,274
2.50%, 10/1/2051	3,520,072	2,933,526
2.50%, 11/1/2051	4,335,786	3,611,975
2.50%, 12/1/2051	13,551,913	11,331,429
2.50%, 3/1/2052	3,180,317	2,642,992
2.50%, 4/1/2052	26,469,035	22,099,600
2.50%, 1/1/2054	9,483,685	7,909,304
3.00%, 10/1/2030	112,990	110,420
3.00%, 12/1/2030	21,512	20,981
3.00%, 5/1/2031	16,320	15,922
3.00%, 12/1/2031	97,673	95,081
3.00%, 2/1/2032	128,113	124,667
3.00%, 5/1/2032	129,163	125,305
3.00%, 7/1/2032	36,566	35,458
3.00%, 1/1/2033	158,254	153,189
3.00%, 3/1/2035	699,096	669,792
3.00%, 5/1/2035	327,571	314,766
3.00%, 4/1/2036	100,087	95,080
3.00%, 6/1/2036	64,949	61,605
3.00%, 2/1/2038	193,315	181,858
3.00%, 5/1/2042	407,419	371,086
3.00%, 1/1/2043	1,030,400	940,389
3.00%, 7/1/2043	1,060,405	963,808
Security Description	Principal Amount	Value
3.00%, 6/1/2045	$24,550	$21,999
3.00%, 8/1/2045	158,625	143,914
3.00%, 4/1/2046	92,492	82,295
3.00%, 6/1/2046	1,194,187	1,083,494
3.00%, 7/1/2046	1,566,610	1,402,038
3.00%, 8/1/2046	177,470	157,905
3.00%, 9/1/2046	57,539	51,196
3.00%, 10/1/2046	98,761	87,873
3.00%, 11/1/2046	358,394	318,883
3.00%, 12/1/2046	325,628	289,729
3.00%, 1/1/2047	235,891	209,885
3.00%, 2/1/2047	650,860	572,161
3.00%, 4/1/2047	1,534,947	1,373,701
3.00%, 9/1/2049	155,467	136,366
3.00%, 12/1/2049	151,118	132,552
3.00%, 2/1/2050	10,833,033	9,520,214
3.00%, 5/1/2050	1,331,457	1,168,819
3.00%, 7/1/2050	3,403,925	2,984,974
3.00%, 8/1/2050	2,858,846	2,529,036
3.00%, 6/1/2051	3,229,247	2,817,130
3.00%, 12/1/2051	2,103,625	1,826,507
3.00%, 3/1/2052	3,984,299	3,452,627
3.00%, 4/1/2052	848,019	734,858
3.00%, 5/1/2052	1,909,855	1,654,779
3.00%, 8/1/2052	1,350,712	1,170,000
3.50%, 4/1/2032	65,239	64,085
3.50%, 6/1/2033	126,272	123,625
3.50%, 9/1/2033	84,725	82,882
3.50%, 11/1/2034	64,538	62,684
3.50%, 3/1/2037	80,955	78,075
3.50%, 10/1/2037	1,113,053	1,076,373
3.50%, 7/1/2038	992,651	959,939
3.50%, 4/1/2042	94,739	89,352
3.50%, 12/1/2042	67,579	63,377
3.50%, 8/1/2043	171,263	160,784
3.50%, 5/1/2044	738,754	693,637
3.50%, 11/1/2044	10,359	9,614
3.50%, 1/1/2045	14,166	13,148
3.50%, 7/1/2045	87,386	80,994
3.50%, 10/1/2045	13,500	12,505
3.50%, 12/1/2045	165,675	153,511
3.50%, 1/1/2046	20,056	18,578
3.50%, 3/1/2046	40,445	37,275
3.50%, 4/1/2046	57,855	53,320
3.50%, 6/1/2046	69,213	63,788
3.50%, 8/1/2046	788,240	730,169
3.50%, 12/1/2046	231,590	213,438
3.50%, 2/1/2047	151,237	139,383
3.50%, 3/1/2047	145,127	133,752
3.50%, 4/1/2047	81,106	74,469
3.50%, 6/1/2047	77,260	70,938
3.50%, 10/1/2047	140,766	129,245
3.50%, 11/1/2047	50,848	46,687
3.50%, 12/1/2047	112,388	103,190
3.50%, 4/1/2049	114,779	104,677

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 7/1/2049	$303,320	$276,319
3.50%, 8/1/2049	904,595	831,276
3.50%, 9/1/2049	1,490,057	1,371,085
3.50%, 10/1/2049	33,215	30,258
3.50%, 3/1/2050	776,378	707,266
3.50%, 9/1/2052	5,542,522	5,014,240
3.50%, 10/1/2052	9,829,210	8,865,543
3.50%, 11/1/2052	1,215,399	1,096,146
4.00%, 11/1/2033	92,039	91,300
4.00%, 4/1/2042	8,524	8,271
4.00%, 6/1/2042	27,700	26,820
4.00%, 7/1/2042	454,611	441,110
4.00%, 12/1/2044	10,471	10,058
4.00%, 4/1/2045	7,501	7,153
4.00%, 10/1/2045	18,150	17,308
4.00%, 12/1/2045	34,954	33,332
4.00%, 1/1/2046	125,125	119,320
4.00%, 2/1/2046	49,477	47,181
4.00%, 1/1/2047	157,064	149,544
4.00%, 2/1/2047	62,162	59,185
4.00%, 6/1/2047	109,951	104,163
4.00%, 9/1/2047	133,504	126,476
4.00%, 11/1/2047	100,179	94,905
4.00%, 1/1/2048	264,333	250,419
4.00%, 10/1/2048	503,283	476,029
4.00%, 4/1/2049	39,580	37,356
4.00%, 2/1/2051	1,972,418	1,859,573
4.00%, 8/1/2052	2,223,489	2,073,136
4.00%, 10/1/2052	322,477	300,612
4.00%, 11/1/2052	693,797	646,560
4.00%, 1/1/2053	4,682,328	4,362,809
4.00%, 7/1/2054	2,991,317	2,781,919
4.50%, 5/1/2042	239,894	239,516
4.50%, 5/1/2044	97,883	96,618
4.50%, 12/1/2045	146,971	145,070
4.50%, 9/1/2046	111,905	109,754
4.50%, 4/1/2047	54,851	53,408
4.50%, 10/1/2047	82,161	79,999
4.50%, 11/1/2047	70,297	68,447
4.50%, 12/1/2047	37,241	36,261
4.50%, 7/1/2048	197,414	192,361
4.50%, 9/1/2048	313,678	305,268
4.50%, 11/1/2048	105,768	103,061
4.50%, 6/1/2049	140,642	136,514
4.50%, 11/1/2049	306,383	297,390
4.50%, 6/1/2052	868,228	833,100
4.50%, 10/1/2052	910,825	873,654
4.50%, 11/1/2052	909,104	871,934
4.50%, 12/1/2052	1,910,433	1,843,964
4.50%, 5/1/2053	196,489	188,213
5.00%, 7/1/2041	48,540	49,350
5.00%, 11/1/2048	108,218	108,049
5.00%, 9/1/2052	2,604,599	2,565,103
5.00%, 10/1/2052	631,291	623,602
5.00%, 12/1/2052	1,103,510	1,092,523
Security Description	Principal Amount	Value
5.00%, 2/1/2053	$4,889,714	$4,810,752
5.00%, 7/1/2053	5,682,516	5,584,358
5.00%, 12/1/2053	579,019	568,784
5.00%, 11/1/2054	9,084,569	8,906,844
5.00%, 1/1/2055	10,818,432	10,606,787
5.50%, 8/1/2038	133,778	138,523
5.50%, 12/1/2052	366,899	371,594
5.50%, 2/1/2053	1,776,838	1,782,352
5.50%, 7/1/2053	5,535,036	5,549,014
5.50%, 3/1/2054	5,968,935	5,977,192
5.50%, 11/1/2054	18,422,303	18,426,386
5.50%, 5/1/2055	2,975,143	2,975,861
5.50%, 6/1/2055	7,000,950	7,002,640
6.00%, 7/1/2040	53,134	55,820
6.00%, 2/1/2053	1,270,582	1,296,609
6.00%, 9/1/2053	1,170,722	1,203,965
6.00%, 11/1/2053	4,066,813	4,140,400
6.00%, 12/1/2053	1,052,899	1,071,870
6.00%, 6/1/2054	4,797,975	4,881,752
6.00%, 8/1/2054	7,893,913	8,030,532
6.00%, 9/1/2054	3,703,658	3,764,854
6.00%, 6/1/2055	3,973,514	4,039,346
6.25%, 7/15/2032 (a)	3,960,000	4,489,845
6.50%, 6/1/2053	1,000,982	1,033,809
6.50%, 10/1/2053	1,547,652	1,598,407
6.50%, 12/1/2053	2,414,902	2,519,460
6.50%, 1/1/2054	4,350,315	4,492,983
6.50%, 2/1/2055	1,885,374	1,945,918
6.50%, 6/1/2055	4,000,279	4,130,445
6.75%, 3/15/2031	1,300,000	1,485,276
7.00%, 1/1/2054	2,117,229	2,226,022
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K062, Class A2, 3.41%, 12/25/2026	400,000	395,186
Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	995,929
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	249,715
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	158,910
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,592,046
Series K090, Class A2, 3.42%, 2/25/2029	163,934	160,331
Series K091, Class A2, 3.51%, 3/25/2029	2,500,000	2,451,069
Series K092, Class A2, 3.30%, 4/25/2029	350,000	340,411
Series K093, Class A2, 2.98%, 5/25/2029	99,273	95,585
Series K094, Class A2, 2.90%, 6/25/2029	352,767	337,658
Series K098, Class A2, 2.43%, 8/25/2029	100,000	93,795

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series K099, Class A2, 2.60%, 9/25/2029	$100,000	$94,290
Series K101, Class A2, 2.52%, 10/25/2029	200,000	187,697
Series K109, Class A2, 1.56%, 4/25/2030	100,000	89,022
Series K114, Class A2, 1.37%, 6/25/2030	85,000	74,450
Series K115, Class A2, 1.38%, 6/25/2030	400,000	350,761
Series K118, Class A2, 1.49%, 9/25/2030	750,000	656,966
Series K121, Class A2, 1.55%, 10/25/2030	320,000	279,876
Series K123, Class A2, 1.62%, 12/25/2030	233,333	204,406
Series K124, Class A2, 1.66%, 12/25/2030	500,000	438,077
Series K126, Class A2, 2.07%, 1/25/2031	500,000	447,764
Series K127, Class A2, 2.11%, 1/25/2031	1,950,000	1,747,099
Series K131, Class A2, 1.85%, 7/25/2031	500,000	437,346
Series K140, Class A2, 2.25%, 1/25/2032	1,000,000	882,259
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	232,848
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	194,348
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	420,511
Series K1522, Class A2, 2.36%, 10/25/2036	1,250,000	986,318
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	494,676
Series K514, Class A2, 4.57%, 12/25/2028	1,000,000	1,012,964
Series K515, Class A2, 5.40%, 1/25/2029	3,000,000	3,112,265
Series K528, Class A2, 4.51%, 7/25/2029	750,000	759,259
Series K735, Class A2, 2.86%, 5/25/2026	191,218	188,776
Series K743, Class A2, 1.77%, 5/25/2028	300,000	281,691
Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	470,709
Series K755, Class A2, 5.20%, 2/25/2031	2,500,000	2,611,517
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	391,881
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	156,342
Security Description	Principal Amount	Value
Federal National Mortgage Association:
0.75%, 10/8/2027	$4,400,000	$4,113,396
0.88%, 12/18/2026	125,000	119,202
0.88%, 8/5/2030	1,900,000	1,639,924
1.50%, 7/1/2036	2,861,626	2,548,294
1.50%, 10/1/2036	2,857,429	2,542,926
1.50%, 3/1/2037	3,855,062	3,425,939
1.50%, 4/1/2037	1,138,865	1,012,093
1.50%, 1/1/2042	704,049	581,342
1.50%, 11/1/2050	5,723,472	4,312,963
1.50%, 12/1/2050	2,302,044	1,734,632
1.50%, 3/1/2051	2,408,085	1,814,058
1.50%, 11/1/2051	6,908,715	5,202,329
1.88%, 9/24/2026	2,000,000	1,951,821
2.00%, 11/1/2031	36,043	34,215
2.00%, 8/1/2035	566,481	521,542
2.00%, 11/1/2035	1,428,222	1,313,603
2.00%, 12/1/2035	756,200	695,047
2.00%, 2/1/2036	1,691,535	1,554,222
2.00%, 6/1/2036	2,671,993	2,446,129
2.00%, 7/1/2036	2,359,340	2,162,618
2.00%, 10/1/2036	798,149	730,137
2.00%, 12/1/2036	5,413,822	4,950,831
2.00%, 5/1/2037	3,717,985	3,395,768
2.00%, 6/1/2041	6,298,572	5,407,359
2.00%, 11/1/2041	1,852,098	1,586,598
2.00%, 1/1/2042	3,778,746	3,234,253
2.00%, 7/1/2050	656,140	524,937
2.00%, 8/1/2050	1,156,167	924,574
2.00%, 9/1/2050	1,770,945	1,431,677
2.00%, 10/1/2050	15,145,378	12,101,032
2.00%, 11/1/2050	3,298,585	2,634,392
2.00%, 12/1/2050	4,931,191	3,940,370
2.00%, 1/1/2051	14,377,385	11,463,254
2.00%, 2/1/2051	2,469,690	1,969,817
2.00%, 3/1/2051	12,500,389	9,944,732
2.00%, 4/1/2051	4,058,229	3,233,726
2.00%, 5/1/2051	7,764,971	6,191,750
2.00%, 7/1/2051	10,453,578	8,330,322
2.00%, 8/1/2051	983,605	782,738
2.00%, 9/1/2051	5,357,160	4,260,254
2.00%, 11/1/2051	18,135,685	14,418,249
2.00%, 1/1/2052	4,094,559	3,249,821
2.00%, 2/1/2052	7,124,214	5,679,971
2.00%, 3/1/2052	2,637,836	2,093,159
2.00%, 4/1/2052	7,662,712	6,113,733
2.00%, 6/1/2052	11,728,715	9,286,007
2.00%, 10/1/2052	3,835,461	3,048,191
2.50%, 3/1/2029	30,036	29,412
2.50%, 7/1/2030	164,316	160,689
2.50%, 2/1/2031	27,371	26,398
2.50%, 10/1/2031	52,257	50,223
2.50%, 12/1/2031	94,490	90,835
2.50%, 1/1/2032	35,638	34,244

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 4/1/2032	$336,541	$323,298
2.50%, 6/1/2032	834,128	804,273
2.50%, 10/1/2032	115,779	110,517
2.50%, 12/1/2032	228,998	218,360
2.50%, 1/1/2033	129,849	123,843
2.50%, 2/1/2035	1,394,693	1,341,129
2.50%, 8/1/2035	1,676,995	1,576,068
2.50%, 9/1/2035	2,223,228	2,088,590
2.50%, 2/1/2036	626,507	587,785
2.50%, 3/1/2037	780,861	728,617
2.50%, 6/1/2040	217,588	194,963
2.50%, 8/1/2040	127,876	114,501
2.50%, 4/1/2042	4,425,288	3,919,935
2.50%, 11/1/2049	1,272,063	1,069,286
2.50%, 12/1/2049	564,543	474,550
2.50%, 7/1/2050	1,019,171	854,110
2.50%, 8/1/2050	2,477,433	2,075,429
2.50%, 10/1/2050	1,576,995	1,320,125
2.50%, 11/1/2050	1,928,428	1,613,717
2.50%, 12/1/2050	1,097,395	917,965
2.50%, 4/1/2051	6,476,246	5,412,884
2.50%, 7/1/2051	6,148,442	5,129,647
2.50%, 8/1/2051	10,638,120	8,873,717
2.50%, 9/1/2051	3,659,310	3,051,255
2.50%, 10/1/2051	13,185,671	10,979,213
2.50%, 12/1/2051	3,286,712	2,771,960
2.50%, 1/1/2052	6,223,851	5,173,697
2.50%, 2/1/2052	1,038,964	864,555
2.50%, 3/1/2052	5,227,062	4,343,934
2.50%, 4/1/2052	4,947,917	4,108,701
3.00%, 10/1/2028	11,742	11,525
3.00%, 8/1/2029	7,165	7,012
3.00%, 5/1/2030	22,032	21,718
3.00%, 6/1/2030	7,205	7,038
3.00%, 8/1/2030	150,573	147,121
3.00%, 9/1/2030	8,686	8,473
3.00%, 11/1/2030	18,819	18,352
3.00%, 12/1/2030	113,941	111,122
3.00%, 4/1/2031	58,708	57,237
3.00%, 12/1/2031	103,503	100,704
3.00%, 2/1/2032	310,399	301,956
3.00%, 5/1/2032	113,858	110,363
3.00%, 8/1/2032	37,154	35,974
3.00%, 10/1/2032	64,946	62,850
3.00%, 2/1/2034	296,371	287,037
3.00%, 7/1/2034	84,036	80,765
3.00%, 6/1/2035	1,080,912	1,036,818
3.00%, 6/1/2036	18,823	17,841
3.00%, 8/1/2036	94,189	89,212
3.00%, 9/1/2036	169,067	160,037
3.00%, 10/1/2036	52,309	49,485
3.00%, 12/1/2036	102,304	96,512
3.00%, 4/1/2037	477,897	453,140
3.00%, 6/1/2037	1,112,017	1,059,743
3.00%, 11/1/2037	211,034	192,351
Security Description	Principal Amount	Value
3.00%, 2/1/2038	$1,516,705	$1,445,406
3.00%, 5/1/2042	1,649,415	1,502,325
3.00%, 6/1/2042	406,942	370,916
3.00%, 6/1/2043	120,328	109,693
3.00%, 7/1/2043	26,642	24,186
3.00%, 2/1/2044	220,906	200,541
3.00%, 1/1/2045	392,204	356,048
3.00%, 5/1/2045	364,861	331,226
3.00%, 9/1/2045	20,719	18,543
3.00%, 11/1/2045	140,553	125,789
3.00%, 12/1/2045	27,350	24,477
3.00%, 5/1/2046	189,666	168,540
3.00%, 7/1/2046	213,604	189,811
3.00%, 10/1/2046	142,557	126,677
3.00%, 11/1/2046	299,017	265,709
3.00%, 12/1/2046	269,664	239,628
3.00%, 1/1/2047	755,198	671,077
3.00%, 2/1/2047	241,968	215,015
3.00%, 5/1/2047	278,778	246,900
3.00%, 11/1/2047	151,098	133,821
3.00%, 9/1/2049	1,331,642	1,168,049
3.00%, 11/1/2049	446,475	391,260
3.00%, 12/1/2049	3,610,377	3,181,556
3.00%, 1/1/2050	1,298,346	1,138,835
3.00%, 2/1/2050	3,165,767	2,813,135
3.00%, 3/1/2050	837,380	731,733
3.00%, 5/1/2050	936,390	817,572
3.00%, 7/1/2050	823,500	720,789
3.00%, 8/1/2050	340,173	298,365
3.00%, 9/1/2050	2,166,260	1,898,970
3.00%, 10/1/2050	156,464	136,804
3.00%, 1/1/2051	3,059,643	2,699,095
3.00%, 4/1/2051	653,238	576,368
3.00%, 1/1/2052	2,246,641	1,955,058
3.00%, 2/1/2052	3,722,382	3,239,113
3.00%, 5/1/2052	5,672,487	4,914,882
3.00%, 6/1/2052	10,380,240	9,033,526
3.50%, 11/1/2025	455	453
3.50%, 1/1/2027	1,010	1,001
3.50%, 5/1/2029	7,447	7,348
3.50%, 10/1/2029	7,498	7,393
3.50%, 2/1/2031	13,116	13,006
3.50%, 3/1/2032	50,634	49,709
3.50%, 4/1/2032	76,542	75,147
3.50%, 2/1/2033	161,268	158,095
3.50%, 4/1/2033	49,637	48,545
3.50%, 11/1/2034	370,500	359,575
3.50%, 12/1/2035	11,722	11,346
3.50%, 1/1/2037	93,167	89,811
3.50%, 2/1/2037	127,959	123,298
3.50%, 7/1/2037	53,940	51,912
3.50%, 4/1/2038	119,523	114,658
3.50%, 2/1/2041	41,963	39,537
3.50%, 10/1/2044	9,413	8,725
3.50%, 1/1/2045	25,581	23,712

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/1/2045	$1,156,116	$1,082,886
3.50%, 5/1/2045	10,489	9,703
3.50%, 8/1/2045	34,740	32,169
3.50%, 11/1/2045	12,178	11,266
3.50%, 12/1/2045	188,404	174,295
3.50%, 1/1/2046	125,791	116,371
3.50%, 2/1/2046	159,727	147,765
3.50%, 4/1/2046	88,968	81,892
3.50%, 5/1/2046	133,682	123,051
3.50%, 6/1/2046	33,384	30,729
3.50%, 7/1/2046	99,971	92,021
3.50%, 8/1/2046	1,033,676	969,236
3.50%, 1/1/2047	156,397	143,960
3.50%, 2/1/2047	702,493	642,783
3.50%, 3/1/2047	149,510	137,619
3.50%, 4/1/2047	299,144	274,314
3.50%, 5/1/2047	1,142,953	1,053,014
3.50%, 6/1/2047	117,503	107,750
3.50%, 7/1/2047	1,539,157	1,441,666
3.50%, 9/1/2047	109,508	100,419
3.50%, 10/1/2047	981,487	900,021
3.50%, 11/1/2047	28,863	26,467
3.50%, 12/1/2047	2,595,788	2,404,192
3.50%, 1/1/2048	61,255	56,171
3.50%, 2/1/2048	97,666	89,750
3.50%, 6/1/2048	164,840	150,791
3.50%, 10/1/2048	515,940	473,115
3.50%, 11/1/2048	1,000,190	919,014
3.50%, 3/1/2049	1,160,076	1,063,787
3.50%, 5/1/2049	1,032,750	940,817
3.50%, 6/1/2049	2,734,670	2,507,686
3.50%, 7/1/2049	151,906	138,384
3.50%, 8/1/2049	427,846	389,760
3.50%, 2/1/2050	3,027,958	2,780,182
3.50%, 6/1/2050	244,940	222,943
3.50%, 8/1/2050	2,358,414	2,181,800
3.50%, 7/1/2051	646,810	589,233
3.50%, 12/1/2051	279,821	253,537
3.50%, 5/1/2052	2,839,550	2,571,755
3.50%, 6/1/2052	4,213,106	3,801,026
3.50%, 7/1/2052	2,014,709	1,826,661
3.50%, 2/1/2053	2,063,237	1,874,677
4.00%, 3/1/2031	44,208	43,954
4.00%, 10/1/2033	33,268	33,078
4.00%, 10/1/2037	324,628	318,415
4.00%, 1/1/2038	1,031,616	1,014,754
4.00%, 1/1/2039	37,445	36,648
4.00%, 2/1/2039	31,444	30,776
4.00%, 12/1/2040	18,009	17,487
4.00%, 2/1/2043	96,482	93,684
4.00%, 10/1/2043	214,068	207,301
4.00%, 11/1/2043	67,220	64,705
4.00%, 12/1/2043	68,400	65,841
4.00%, 10/1/2044	11,589	11,118
4.00%, 1/1/2045	210,607	203,659
Security Description	Principal Amount	Value
4.00%, 3/1/2045	$12,043	$11,470
4.00%, 5/1/2045	609,336	584,663
4.00%, 7/1/2045	11,559	11,010
4.00%, 9/1/2045	45,765	43,587
4.00%, 12/1/2045	19,357	18,436
4.00%, 2/1/2046	1,085,418	1,054,097
4.00%, 4/1/2046	40,161	38,187
4.00%, 7/1/2046	64,207	61,047
4.00%, 10/1/2046	1,111,709	1,077,358
4.00%, 11/1/2046	596,213	571,662
4.00%, 12/1/2046	143,549	136,490
4.00%, 4/1/2047	227,047	214,827
4.00%, 7/1/2047	1,206,743	1,141,798
4.00%, 8/1/2047	105,193	99,531
4.00%, 9/1/2047	107,052	101,291
4.00%, 12/1/2047	148,455	140,465
4.00%, 2/1/2048	324,943	307,455
4.00%, 6/1/2048	251,529	237,603
4.00%, 7/1/2048	98,741	93,275
4.00%, 9/1/2048	572,816	541,102
4.00%, 11/1/2048	1,049,138	991,060
4.00%, 1/1/2049	637,887	604,624
4.00%, 6/1/2049	490,406	464,013
4.00%, 7/1/2049	357,773	337,304
4.00%, 8/1/2049	622,498	588,034
4.00%, 9/1/2049	129,830	122,402
4.00%, 2/1/2050	406,064	382,832
4.00%, 7/1/2050	1,119,759	1,057,763
4.00%, 3/1/2051	1,807,401	1,703,997
4.00%, 7/1/2052	962,306	903,617
4.00%, 8/1/2052	2,102,170	1,970,687
4.00%, 10/1/2052	4,436,478	4,139,844
4.00%, 5/1/2053	1,964,355	1,827,278
4.00%, 10/1/2053	3,336,558	3,146,439
4.00%, 11/1/2054	5,222,006	4,856,456
4.50%, 5/1/2038	783,732	779,090
4.50%, 9/1/2039	126,139	125,784
4.50%, 12/1/2040	17,319	17,262
4.50%, 1/1/2042	22,842	22,673
4.50%, 9/1/2043	39,261	39,052
4.50%, 11/1/2043	4,253	4,203
4.50%, 5/1/2044	62,629	61,739
4.50%, 6/1/2044	15,149	14,934
4.50%, 2/1/2046	72,375	72,135
4.50%, 3/1/2046	241,508	238,650
4.50%, 5/1/2046	185,304	184,783
4.50%, 7/1/2046	60,475	59,075
4.50%, 11/1/2047	205,765	200,087
4.50%, 4/1/2048	86,385	84,069
4.50%, 7/1/2048	408,227	397,283
4.50%, 8/1/2048	256,751	249,869
4.50%, 12/1/2048	100,444	97,751
4.50%, 1/1/2049	33,977	33,066
4.50%, 4/1/2049	50,838	49,346
4.50%, 3/1/2050	351,973	341,642

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 7/1/2052	$1,109,426	$1,066,753
4.50%, 8/1/2052	11,067,965	10,594,129
4.50%, 2/1/2053	715,256	686,631
4.50%, 3/1/2053	1,667,848	1,601,906
4.50%, 3/1/2054	7,299,494	6,990,920
4.50%, 11/1/2054	2,988,936	2,859,333
5.00%, 1/1/2039	189,661	192,494
5.00%, 6/1/2040	62,715	63,564
5.00%, 7/1/2041	12,713	12,885
5.00%, 5/1/2042	16,671	16,896
5.00%, 11/1/2044	194,591	197,036
5.00%, 1/1/2045	9,582	9,665
5.00%, 6/1/2048	123,833	123,437
5.00%, 9/1/2048	130,491	130,287
5.00%, 3/1/2050	182,685	182,657
5.00%, 9/1/2052	1,358,669	1,338,066
5.00%, 10/1/2052	471,572	464,086
5.00%, 6/1/2053	3,921,384	3,855,126
5.00%, 10/1/2053	1,391,444	1,366,621
5.00%, 11/1/2054	1,997,464	1,958,387
5.50%, 2/1/2037	9,189	9,502
5.50%, 4/1/2038	43,076	44,495
5.50%, 9/1/2040	13,938	14,394
5.50%, 9/1/2041	21,811	22,529
5.50%, 5/1/2044	246,320	254,740
5.50%, 12/1/2052	461,619	466,473
5.50%, 2/1/2053	2,037,122	2,048,317
5.50%, 5/1/2053	2,847,930	2,857,354
5.50%, 9/1/2053	4,239,362	4,247,933
5.50%, 10/1/2053	3,122,383	3,126,217
5.50%, 8/1/2054	1,877,463	1,877,879
5.50%, 12/1/2054	2,385,067	2,386,065
5.50%, 2/1/2055	3,423,828	3,424,587
5.63%, 7/15/2037	80,000	87,685
6.00%, 2/1/2053	2,884,998	2,944,096
6.00%, 5/1/2053	1,139,369	1,160,511
6.00%, 7/1/2053	887,445	910,108
6.00%, 8/1/2053	1,377,391	1,402,632
6.00%, 5/1/2054	3,832,807	3,900,027
6.00%, 8/1/2054	5,081,839	5,169,790
6.00%, 9/1/2054	7,200,714	7,324,782
6.50%, 7/1/2053	851,069	878,979
6.50%, 10/1/2053	1,509,050	1,558,539
6.50%, 12/1/2053	1,949,366	2,013,295
6.50%, 6/1/2054	2,243,618	2,315,640
6.50%, 8/1/2054	2,349,430	2,424,849
6.50%, 9/1/2054	2,418,310	2,495,939
6.63%, 11/15/2030	365,000	412,485
7.00%, 11/1/2053	917,593	964,743
7.25%, 5/15/2030	75,000	86,321
2.00%, 10/1/2051	10,094,944	8,022,847
Federal National Mortgage Association-ACES:
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (c)	234,472	229,951
Security Description	Principal Amount	Value
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (c)	$220,236	$215,122
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	217,595	211,965
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (c)	826,489	815,124
Series 2020-M14, Class A2, 1.78%, 5/25/2030	468,069	421,654
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	174,382
Series 2020-M8, Class A2, 1.82%, 2/25/2030	135,429	122,895
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	725,000	621,877
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (c)	300,000	258,070
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (c)	1,000,000	1,018,936
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	240,208
Series 2020-M52, Class A2, VRN, 1.36%, 10/25/2030 (c)	350,000	303,843
Series 2020-M53, Class A2, VRN, 1.75%, 11/25/2032 (c)	550,000	459,944
Series 2021-M1, Class A2, VRN, 1.43%, 11/25/2030 (c)	61,250	52,939
Series 2021-M4, Class A2, VRN, 1.51%, 2/25/2031 (c)	280,000	241,979
FREMF Mortgage Trust:
Series K533, Class A2, VRN, 4.23%, 12/25/2029 (c)	300,000	300,562
Series K759, Class A2, VRN, 4.80%, 1/25/2032 (c)	1,000,000	1,024,951
Series K760, Class A2, VRN, 4.55%, 1/25/2032 (c)	800,000	808,811
Government National Mortgage Association:
2.00%, 9/20/2050	565,887	461,639
2.00%, 12/20/2050	8,021,566	6,541,973
2.00%, 1/20/2051	1,541,713	1,257,222
2.00%, 4/20/2051	3,272,413	2,667,724
2.00%, 5/20/2051	1,743,542	1,421,330
2.00%, 6/20/2051	4,968,487	4,050,195
2.00%, 8/20/2051	3,002,953	2,447,818
2.00%, 9/20/2051	5,691,777	4,639,466
2.00%, 12/20/2051	3,152,955	2,569,841
2.00%, 1/20/2052	5,497,884	4,480,985
2.00%, 3/20/2052	4,464,616	3,638,810
2.00%, 4/20/2052	2,458,095	2,003,429

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 5/20/2052	$3,154,944	$2,571,384
2.50%, 12/20/2046	2,744,054	2,375,051
2.50%, 8/20/2050	2,760,996	2,351,224
2.50%, 9/20/2050	1,954,963	1,664,667
2.50%, 10/20/2050	1,628,644	1,386,677
2.50%, 11/20/2050	2,990,097	2,545,629
2.50%, 12/20/2050	1,267,142	1,078,688
2.50%, 1/20/2051	3,090,797	2,630,883
2.50%, 4/20/2051	1,838,264	1,564,301
2.50%, 7/20/2051	2,045,612	1,740,273
2.50%, 8/20/2051	2,822,591	2,401,059
2.50%, 9/20/2051	16,217,508	13,794,293
2.50%, 10/20/2051	2,246,750	1,910,868
2.50%, 1/20/2052	2,655,232	2,257,872
2.50%, 3/20/2052	802,491	682,270
2.50%, 4/20/2052	855,326	727,190
2.50%, 5/20/2052	4,319,704	3,672,570
3.00%, 1/20/2043	183,683	167,873
3.00%, 5/20/2043	90,599	82,557
3.00%, 12/20/2044	13,777	12,410
3.00%, 3/20/2045	6,938	6,222
3.00%, 4/20/2045	21,375	19,168
3.00%, 6/20/2045	327,809	293,968
3.00%, 7/20/2045	21,818	19,566
3.00%, 8/20/2045	21,691	19,451
3.00%, 2/20/2046	624,813	569,352
3.00%, 3/20/2046	193,521	173,386
3.00%, 4/20/2046	1,076,931	964,882
3.00%, 5/20/2046	31,826	28,515
3.00%, 7/20/2046	20,389	18,291
3.00%, 8/20/2046	66,301	59,480
3.00%, 9/20/2046	47,000	42,110
3.00%, 10/20/2046	1,291,406	1,158,518
3.00%, 11/20/2046	87,374	78,386
3.00%, 12/20/2046	350,172	314,176
3.00%, 2/20/2047	182,822	163,801
3.00%, 4/20/2047	259,798	232,567
3.00%, 6/20/2047	78,094	69,909
3.00%, 7/20/2047	147,478	132,020
3.00%, 8/20/2047	73,439	65,741
3.00%, 10/20/2047	107,067	95,845
3.00%, 1/20/2048	403,857	361,526
3.00%, 2/20/2048	239,185	214,114
3.00%, 3/20/2048	404,420	362,030
3.00%, 11/20/2049	650,472	577,325
3.00%, 12/20/2049	395,866	351,350
3.00%, 2/20/2050	1,340,636	1,190,296
3.00%, 3/20/2050	2,992,352	2,656,863
3.00%, 6/20/2050	1,104,648	980,237
3.00%, 7/20/2050	1,367,140	1,214,082
3.00%, 12/20/2050	1,631,776	1,447,761
3.00%, 8/20/2051	3,351,577	2,967,058
3.00%, 9/20/2051	2,825,599	2,501,206
3.00%, 12/20/2051	2,281,617	2,019,148
3.00%, 3/20/2052	2,033,274	1,798,580
Security Description	Principal Amount	Value
3.00%, 4/20/2052	$7,309,908	$6,466,147
3.00%, 5/20/2052	1,454,568	1,286,671
3.00%, 6/20/2052	1,094,869	968,492
3.50%, 10/20/2042	142,488	133,236
3.50%, 1/20/2043	620,112	579,848
3.50%, 5/20/2043	22,044	20,611
3.50%, 9/20/2043	14,313	13,514
3.50%, 11/20/2043	115,775	108,247
3.50%, 6/20/2044	537,126	501,624
3.50%, 10/20/2044	12,157	11,354
3.50%, 12/20/2044	7,963	7,437
3.50%, 3/20/2045	7,002	6,504
3.50%, 4/20/2045	23,392	21,725
3.50%, 6/20/2045	310,909	288,780
3.50%, 10/20/2045	612,791	569,176
3.50%, 1/20/2046	2,136,046	1,984,016
3.50%, 3/20/2046	48,734	45,266
3.50%, 4/20/2046	26,175	24,466
3.50%, 5/20/2046	26,278	24,328
3.50%, 6/20/2046	401,467	371,676
3.50%, 7/20/2046	63,538	58,824
3.50%, 10/20/2046	130,163	120,504
3.50%, 11/20/2046	448,412	415,137
3.50%, 12/20/2046	292,890	271,156
3.50%, 5/20/2047	193,214	178,929
3.50%, 6/20/2047	130,457	120,811
3.50%, 7/20/2047	101,649	94,133
3.50%, 8/20/2047	163,068	151,011
3.50%, 9/20/2047	64,997	60,191
3.50%, 10/20/2047	63,716	59,005
3.50%, 11/20/2047	809,094	749,271
3.50%, 12/20/2047	3,698,954	3,425,461
3.50%, 6/20/2048	94,973	87,727
3.50%, 8/20/2048	67,986	62,799
3.50%, 8/20/2049	240,305	221,230
3.50%, 9/20/2049	706,500	650,417
3.50%, 12/20/2049	144,891	133,390
3.50%, 2/20/2050	239,351	220,351
3.50%, 7/20/2050	341,423	314,320
3.50%, 10/20/2050	1,321,562	1,216,656
3.50%, 6/20/2052	2,930,843	2,678,607
3.50%, 7/20/2052	607,245	554,890
3.50%, 10/20/2052	3,279,464	2,995,960
3.50%, 12/20/2052	2,254,883	2,060,474
3.50%, 6/20/2053	908,880	837,270
3.50%, 12/20/2054	3,002,475	2,728,546
4.00%, 4/15/2040	16,136	15,497
4.00%, 2/20/2042	6,664	6,424
4.00%, 7/20/2042	4,843	4,663
4.00%, 7/15/2044	14,536	13,878
4.00%, 8/20/2044	8,677	8,301
4.00%, 10/20/2044	77,209	73,856
4.00%, 5/15/2045	7,851	7,473
4.00%, 6/15/2045	20,504	19,514
4.00%, 8/20/2045	7,510	7,175

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/20/2045	$95,253	$91,038
4.00%, 2/20/2046	73,674	70,415
4.00%, 5/20/2046	75,491	72,151
4.00%, 6/20/2046	51,661	49,218
4.00%, 1/20/2047	150,968	143,778
4.00%, 3/20/2047	61,758	58,838
4.00%, 4/20/2047	115,290	109,256
4.00%, 5/20/2047	79,555	75,392
4.00%, 7/20/2047	78,992	74,903
4.00%, 8/20/2047	35,093	33,276
4.00%, 1/20/2048	55,339	52,443
4.00%, 5/20/2048	962,456	911,137
4.00%, 6/20/2048	1,416,772	1,341,228
4.00%, 8/20/2048	293,924	278,407
4.00%, 10/20/2048	124,074	117,524
4.00%, 11/20/2048	99,810	94,541
4.00%, 4/20/2049	84,632	79,872
4.00%, 6/20/2049	186,932	176,419
4.00%, 7/20/2049	102,704	96,928
4.00%, 1/20/2050	155,784	147,126
4.00%, 3/20/2050	286,482	270,370
4.00%, 9/20/2052	2,889,792	2,710,726
4.00%, 10/20/2052	3,175,651	2,978,872
4.00%, 11/20/2052	3,571,605	3,350,291
4.00%, 4/20/2053	876,840	822,966
4.00%, 12/20/2054	2,793,452	2,597,451
4.50%, 1/20/2044	42,929	42,283
4.50%, 11/20/2044	11,789	11,615
4.50%, 12/20/2044	9,855	9,709
4.50%, 4/20/2046	50,178	49,438
4.50%, 6/20/2046	35,291	34,760
4.50%, 7/20/2046	43,794	43,148
4.50%, 4/20/2047	124,057	121,813
4.50%, 8/20/2047	36,868	36,201
4.50%, 11/20/2047	329,969	322,661
4.50%, 12/20/2047	20,372	19,921
4.50%, 11/20/2048	112,790	110,126
4.50%, 7/20/2049	118,214	115,421
4.50%, 10/20/2052	1,305,382	1,261,088
4.50%, 12/20/2052	2,512,173	2,425,072
4.50%, 1/20/2053	2,022,154	1,952,043
4.50%, 3/20/2053	2,934,242	2,832,507
4.50%, 6/20/2053	891,389	860,141
4.50%, 2/20/2054	952,944	919,537
4.50%, 10/20/2054	4,924,393	4,720,907
4.50%, 2/20/2055	2,494,255	2,387,495
5.00%, 6/15/2040	7,275	7,409
5.00%, 10/15/2041	43,534	44,338
5.00%, 3/20/2044	18,058	18,391
5.00%, 12/20/2045	71,860	73,185
5.00%, 1/20/2048	80,456	80,913
5.00%, 5/20/2048	60,120	60,102
5.00%, 9/20/2048	103,037	102,843
5.00%, 3/20/2050	121,040	121,728
5.00%, 11/20/2052	1,286,437	1,268,314
Security Description	Principal Amount	Value
5.00%, 1/20/2053	$840,641	$828,798
5.00%, 4/20/2053	920,482	908,157
5.00%, 5/20/2053	2,150,773	2,121,976
5.00%, 7/20/2053	4,141,946	4,086,488
5.00%, 5/20/2054	1,430,396	1,405,492
5.00%, 7/20/2054	1,553,433	1,526,387
5.00%, 1/20/2055	9,610,327	9,443,002
5.00%, 6/20/2055	2,501,860	2,458,204
5.50%, 10/20/2043	14,578	15,129
5.50%, 5/20/2045	186,061	193,311
5.50%, 5/20/2053	2,705,005	2,722,142
5.50%, 7/20/2053	971,096	977,246
5.50%, 8/20/2053	2,051,894	2,063,269
5.50%, 5/20/2054	2,795,784	2,801,217
5.50%, 8/20/2054	1,879,424	1,883,076
5.50%, 9/20/2054	6,876,864	6,890,228
5.50%, 12/20/2054	4,512,266	4,521,034
5.50%, 3/20/2055	5,519,548	5,528,831
6.00%, 12/20/2052	676,159	689,701
6.00%, 8/20/2053	673,562	687,294
6.00%, 9/20/2053	854,200	871,614
6.00%, 2/20/2054	5,998,466	6,120,754
6.00%, 6/20/2054	837,766	852,877
6.00%, 9/20/2054	5,289,453	5,368,763
6.00%, 3/20/2055	3,097,717	3,144,716
6.50%, 1/20/2054	1,308,123	1,343,905
6.50%, 6/20/2054	2,939,817	3,020,890
6.50%, 8/20/2054	1,081,058	1,108,948
6.50%, 3/20/2055	1,392,254	1,431,605
Government National Mortgage Association, TBA:
TBA, 2.00%, 7/20/2054	5,000,000	4,071,950
TBA, 2.50%, 7/20/2054	3,500,000	2,973,730
TBA, 3.00%, 7/20/2054	3,500,000	3,093,787
TBA, 3.50%, 7/20/2054	3,950,000	3,590,171
TBA, 4.00%, 7/20/2054	3,300,000	3,067,363
TBA, 4.50%, 7/20/2054	4,750,000	4,545,646
TBA, 5.00%, 7/20/2054	5,875,000	5,770,525
TBA, 5.50%, 7/20/2054	6,475,000	6,482,576
TBA, 6.00%, 7/20/2054	3,550,000	3,600,907
TBA, 6.50%, 7/20/2054	3,500,000	3,592,540
Tennessee Valley Authority:
1.50%, 9/15/2031	75,000	64,383
3.50%, 12/15/2042	525,000	427,143
3.88%, 3/15/2028	412,000	413,180
4.25%, 9/15/2065	350,000	281,877
4.38%, 8/1/2034	180,000	178,387
4.88%, 5/15/2035	1,335,000	1,365,228
5.25%, 9/15/2039	150,000	155,917
Series A, 2.88%, 2/1/2027 (a)	150,000	147,729
Uniform Mortgage-Backed Security, TBA:
TBA, 1.50%, 7/1/2039	5,000,000	4,443,130
TBA, 2.00%, 7/1/2039	2,500,000	2,283,368

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
TBA, 2.00%, 7/1/2054	$19,750,000	$15,629,715
TBA, 2.50%, 7/1/2039	3,225,000	3,009,077
TBA, 2.50%, 7/1/2055	11,850,000	9,826,553
TBA, 3.00%, 7/1/2054	7,900,000	6,833,611
TBA, 3.50%, 7/1/2054	7,000,000	6,302,415
TBA, 4.00%, 7/1/2054	8,500,000	7,903,980
TBA, 4.50%, 7/1/2039	1,000,000	993,802
TBA, 4.50%, 7/1/2054	5,875,000	5,619,156
TBA, 5.00%, 7/1/2039	4,250,000	4,280,898
TBA, 5.00%, 7/1/2054	8,675,000	8,503,070
TBA, 5.50%, 7/1/2040	2,750,000	2,799,995
TBA, 5.50%, 7/1/2054	9,750,000	9,749,600
TBA, 6.00%, 7/1/2054	16,775,000	17,048,936
TBA, 6.50%, 7/1/2054	7,475,000	7,716,667
TBA, 7.00%, 7/1/2054	3,250,000	3,420,268
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,346,764,153)		1,279,019,021
U.S. TREASURY OBLIGATIONS — 44.8%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,770,563
1.13%, 8/15/2040	8,500,000	5,224,844
1.25%, 5/15/2050	7,750,000	3,723,633
1.38%, 11/15/2040	11,250,000	7,164,844
1.38%, 8/15/2050	10,350,000	5,103,844
1.63%, 11/15/2050	4,000,000	2,108,125
1.75%, 8/15/2041	20,000,000	13,271,875
1.88%, 2/15/2041	11,850,000	8,146,875
1.88%, 2/15/2051	10,500,000	5,899,688
1.88%, 11/15/2051	8,250,000	4,591,641
2.00%, 11/15/2041	11,750,000	8,078,125
2.00%, 2/15/2050	8,300,000	4,873,656
2.00%, 8/15/2051	9,750,000	5,621,484
2.25%, 5/15/2041	5,000,000	3,630,469
2.25%, 8/15/2046	3,425,000	2,243,375
2.25%, 8/15/2049	9,000,000	5,646,094
2.25%, 2/15/2052	8,650,000	5,285,961
2.38%, 2/15/2042	11,250,000	8,180,859
2.38%, 11/15/2049	2,500,000	1,608,203
2.38%, 5/15/2051	5,900,000	3,741,891
2.50%, 2/15/2045	3,340,000	2,351,569
2.50%, 2/15/2046	3,400,000	2,356,094
2.50%, 5/15/2046	1,850,000	1,277,367
2.75%, 8/15/2042	900,000	688,359
2.75%, 11/15/2042	1,500,000	1,142,109
2.75%, 8/15/2047	1,700,000	1,211,781
2.75%, 11/15/2047	3,400,000	2,417,719
2.88%, 5/15/2043	1,850,000	1,425,367
2.88%, 8/15/2045	4,480,000	3,349,500
2.88%, 11/15/2046	2,500,000	1,840,625
2.88%, 5/15/2049	2,450,000	1,759,023
2.88%, 5/15/2052	5,750,000	4,048,359
3.00%, 5/15/2042	325,000	259,391
Security Description	Principal Amount	Value
3.00%, 11/15/2044	$3,075,000	$2,367,270
3.00%, 5/15/2045	1,875,000	1,436,133
3.00%, 11/15/2045	1,900,000	1,447,266
3.00%, 2/15/2047	2,200,000	1,651,719
3.00%, 5/15/2047	3,300,000	2,470,875
3.00%, 2/15/2048	3,200,000	2,378,000
3.00%, 8/15/2048	2,950,000	2,181,617
3.00%, 2/15/2049	10,150,000	7,480,867
3.00%, 8/15/2052	5,600,000	4,043,375
3.13%, 11/15/2041	350,000	286,891
3.13%, 2/15/2042	725,000	591,668
3.13%, 2/15/2043	1,075,000	864,031
3.13%, 8/15/2044	2,500,000	1,970,703
3.13%, 5/15/2048	2,375,000	1,802,031
3.25%, 5/15/2042	3,500,000	2,895,156
3.38%, 8/15/2042 (a)	8,000,000	6,713,750
3.38%, 5/15/2044	1,900,000	1,562,156
3.38%, 11/15/2048	5,600,000	4,430,125
3.50%, 2/15/2039	1,000,000	902,188
3.63%, 8/15/2043	1,600,000	1,375,750
3.63%, 2/15/2044	2,725,000	2,332,004
3.63%, 2/15/2053	7,500,000	6,124,219
3.63%, 5/15/2053	9,250,000	7,545,977
3.75%, 8/15/2041	2,000,000	1,791,250
3.75%, 11/15/2043	1,425,000	1,244,648
3.88%, 8/15/2040	750,000	689,766
3.88%, 2/15/2043	12,500,000	11,189,453
3.88%, 5/15/2043	13,500,000	12,059,297
4.00%, 11/15/2042	19,500,000	17,787,656
4.00%, 11/15/2052	9,250,000	8,090,859
4.13%, 8/15/2044	6,750,000	6,185,742
4.13%, 8/15/2053	13,250,000	11,838,047
4.25%, 5/15/2039	1,500,000	1,459,688
4.25%, 11/15/2040	1,500,000	1,437,422
4.25%, 2/15/2054	11,000,000	10,037,500
4.25%, 8/15/2054	11,500,000	10,504,531
4.38%, 2/15/2038	650,000	648,883
4.38%, 11/15/2039	1,250,000	1,224,805
4.38%, 5/15/2040	575,000	561,793
4.38%, 5/15/2041	300,000	290,625
4.38%, 8/15/2043	4,750,000	4,528,828
4.50%, 2/15/2036	1,500,000	1,537,500
4.50%, 5/15/2038	200,000	202,250
4.50%, 8/15/2039	650,000	647,359
4.50%, 2/15/2044	11,500,000	11,113,672
4.50%, 11/15/2054	17,250,000	16,446,797
4.63%, 2/15/2040	5,400,000	5,429,531
4.63%, 5/15/2044	12,000,000	11,769,375
4.63%, 11/15/2044	15,000,000	14,685,937
4.63%, 5/15/2054	11,750,000	11,415,859
4.63%, 2/15/2055	16,500,000	16,066,875
4.75%, 2/15/2037	350,000	364,273
4.75%, 2/15/2041	650,000	658,227
4.75%, 11/15/2043	7,000,000	6,992,344
4.75%, 2/15/2045	17,500,000	17,409,766

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 11/15/2053	$8,125,000	$8,053,906
4.75%, 5/15/2055	15,500,000	15,415,234
5.00%, 5/15/2037	300,000	318,750
5.00%, 5/15/2045	17,500,000	17,978,516
5.25%, 11/15/2028	450,000	470,777
6.25%, 5/15/2030	5,000,000	5,532,813
6.50%, 11/15/2026	1,500,000	1,555,313
U.S. Treasury Notes:
0.38%, 7/31/2027	2,000,000	1,866,563
0.38%, 9/30/2027	6,000,000	5,571,563
0.50%, 4/30/2027	3,000,000	2,829,023
0.50%, 6/30/2027	4,500,000	4,222,617
0.50%, 8/31/2027	4,000,000	3,734,375
0.50%, 10/31/2027	9,750,000	9,055,312
0.63%, 7/31/2026 (a)	11,500,000	11,093,906
0.63%, 11/30/2027	9,550,000	8,877,770
0.63%, 12/31/2027	6,000,000	5,562,188
0.63%, 5/15/2030 (a)	10,900,000	9,379,109
0.63%, 8/15/2030	13,750,000	11,726,172
0.75%, 8/31/2026	5,000,000	4,818,945
0.75%, 1/31/2028	6,500,000	6,030,273
0.88%, 9/30/2026	11,500,000	11,077,285
0.88%, 11/15/2030	15,500,000	13,297,305
1.00%, 7/31/2028	7,000,000	6,453,672
1.13%, 10/31/2026	9,500,000	9,161,562
1.13%, 2/28/2027	1,250,000	1,196,533
1.13%, 2/29/2028	9,500,000	8,883,242
1.13%, 8/31/2028 (a)	20,000,000	18,468,750
1.13%, 2/15/2031	15,500,000	13,412,344
1.25%, 11/30/2026	14,000,000	13,500,156
1.25%, 12/31/2026	7,500,000	7,219,922
1.25%, 3/31/2028	6,000,000	5,618,438
1.25%, 4/30/2028	4,000,000	3,738,750
1.25%, 5/31/2028	5,500,000	5,130,898
1.25%, 6/30/2028	11,000,000	10,241,172
1.25%, 9/30/2028	14,000,000	12,953,281
1.25%, 8/15/2031	18,500,000	15,826,172
1.38%, 8/31/2026	3,000,000	2,912,578
1.38%, 10/31/2028	5,500,000	5,099,531
1.38%, 12/31/2028	13,500,000	12,472,734
1.38%, 11/15/2031 (a)	11,000,000	9,413,594
1.50%, 8/15/2026	6,650,000	6,470,502
1.50%, 1/31/2027	16,050,000	15,481,981
1.50%, 11/30/2028	20,000,000	18,589,063
1.50%, 2/15/2030	12,850,000	11,629,250
1.63%, 9/30/2026	1,250,000	1,215,576
1.63%, 10/31/2026	1,250,000	1,213,623
1.63%, 8/15/2029	7,250,000	6,676,797
1.63%, 5/15/2031	16,250,000	14,330,469
1.75%, 1/31/2029	5,000,000	4,671,484
1.75%, 11/15/2029	3,000,000	2,762,578
1.88%, 7/31/2026	1,000,000	977,813
1.88%, 2/28/2027	9,000,000	8,723,320
1.88%, 2/28/2029	10,750,000	10,074,766
1.88%, 2/15/2032	8,500,000	7,468,047
Security Description	Principal Amount	Value
2.00%, 11/15/2026	$2,250,000	$2,193,838
2.25%, 2/15/2027	3,000,000	2,926,758
2.25%, 8/15/2027	2,000,000	1,940,000
2.25%, 11/15/2027	4,750,000	4,593,027
2.38%, 5/15/2027	7,900,000	7,704,660
2.38%, 3/31/2029	3,750,000	3,573,340
2.38%, 5/15/2029	4,350,000	4,138,277
2.50%, 3/31/2027	7,500,000	7,340,039
2.63%, 5/31/2027	6,000,000	5,876,484
2.63%, 2/15/2029	4,450,000	4,285,211
2.63%, 7/31/2029	4,000,000	3,831,563
2.75%, 4/30/2027	5,000,000	4,911,328
2.75%, 7/31/2027	5,500,000	5,392,578
2.75%, 2/15/2028	10,250,000	10,005,762
2.75%, 5/31/2029	4,000,000	3,857,500
2.75%, 8/15/2032	15,500,000	14,298,750
2.88%, 5/15/2028	14,000,000	13,687,187
2.88%, 8/15/2028	7,750,000	7,559,883
2.88%, 4/30/2029	5,250,000	5,090,039
2.88%, 5/15/2032	16,500,000	15,396,562
3.13%, 8/31/2027	10,000,000	9,877,344
3.13%, 11/15/2028	15,500,000	15,210,586
3.13%, 8/31/2029	8,000,000	7,808,125
3.25%, 6/30/2027	8,500,000	8,423,633
3.25%, 6/30/2029	8,000,000	7,855,000
3.38%, 9/15/2027	19,500,000	19,365,937
3.38%, 5/15/2033	14,500,000	13,824,844
3.50%, 9/30/2026	15,500,000	15,421,289
3.50%, 1/31/2028	5,000,000	4,975,000
3.50%, 4/30/2028	5,250,000	5,221,699
3.50%, 9/30/2029	15,000,000	14,851,172
3.50%, 1/31/2030	8,500,000	8,401,719
3.50%, 4/30/2030	4,000,000	3,948,750
3.50%, 2/15/2033	11,500,000	11,088,516
3.63%, 3/31/2028	7,500,000	7,487,109
3.63%, 5/31/2028	6,200,000	6,186,922
3.63%, 8/31/2029	11,500,000	11,444,297
3.63%, 3/31/2030	9,000,000	8,936,016
3.63%, 9/30/2031	7,000,000	6,884,063
3.75%, 8/31/2026	12,250,000	12,220,332
3.75%, 4/30/2027	18,000,000	17,998,594
3.75%, 6/30/2027	25,000,000	25,015,625
3.75%, 8/15/2027	10,000,000	10,004,687
3.75%, 4/15/2028	10,000,000	10,013,281
3.75%, 5/15/2028	11,000,000	11,018,047
3.75%, 12/31/2028	10,000,000	10,009,375
3.75%, 5/31/2030	6,500,000	6,485,781
3.75%, 6/30/2030	10,000,000	9,975,781
3.75%, 12/31/2030	6,000,000	5,971,406
3.75%, 8/31/2031	6,500,000	6,439,570
3.88%, 3/31/2027	15,000,000	15,025,195
3.88%, 5/31/2027	10,000,000	10,023,828
3.88%, 10/15/2027	9,500,000	9,533,398
3.88%, 11/30/2027	3,500,000	3,513,398
3.88%, 12/31/2027	11,000,000	11,046,406

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 3/15/2028	$10,000,000	$10,048,437
3.88%, 6/15/2028	10,000,000	10,053,400
3.88%, 9/30/2029	6,500,000	6,530,469
3.88%, 11/30/2029	3,500,000	3,515,859
3.88%, 12/31/2029	6,500,000	6,527,930
3.88%, 4/30/2030	17,000,000	17,070,391
3.88%, 6/30/2030	20,000,000	20,078,125
3.88%, 8/15/2033	13,250,000	13,051,250
3.88%, 8/15/2034	18,000,000	17,580,937
4.00%, 1/15/2027	14,000,000	14,033,906
4.00%, 12/15/2027	12,500,000	12,588,867
4.00%, 2/29/2028	5,000,000	5,037,500
4.00%, 6/30/2028	7,000,000	7,060,156
4.00%, 1/31/2029	9,500,000	9,586,836
4.00%, 7/31/2029	14,000,000	14,132,344
4.00%, 10/31/2029	5,000,000	5,048,047
4.00%, 2/28/2030 (a)	5,000,000	5,049,609
4.00%, 3/31/2030	15,000,000	15,141,797
4.00%, 5/31/2030	14,750,000	14,895,195
4.00%, 7/31/2030	5,000,000	5,044,141
4.00%, 1/31/2031	8,000,000	8,057,500
4.00%, 4/30/2032	8,000,000	8,011,250
4.00%, 6/30/2032	10,000,000	10,009,000
4.00%, 2/15/2034 (a)	17,500,000	17,322,266
4.13%, 10/31/2026	11,500,000	11,532,344
4.13%, 1/31/2027	12,750,000	12,809,766
4.13%, 2/15/2027	13,000,000	13,062,969
4.13%, 2/28/2027	15,000,000	15,079,687
4.13%, 9/30/2027	3,000,000	3,027,422
4.13%, 10/31/2027	4,350,000	4,389,762
4.13%, 11/15/2027	12,500,000	12,616,211
4.13%, 7/31/2028	7,850,000	7,945,059
4.13%, 3/31/2029	12,500,000	12,670,898
4.13%, 10/31/2029	12,000,000	12,173,438
4.13%, 11/30/2029	11,500,000	11,669,805
4.13%, 8/31/2030	3,600,000	3,652,313
4.13%, 3/31/2031	6,000,000	6,076,875
4.13%, 7/31/2031	5,500,000	5,564,023
4.13%, 10/31/2031	7,500,000	7,579,102
4.13%, 11/30/2031	7,500,000	7,577,344
4.13%, 2/29/2032	7,500,000	7,570,313
4.13%, 3/31/2032	7,500,000	7,567,969
4.13%, 5/31/2032	12,000,000	12,103,125
4.13%, 11/15/2032	12,500,000	12,585,937
4.25%, 11/30/2026	13,000,000	13,068,047
4.25%, 12/31/2026	12,500,000	12,574,219
4.25%, 3/15/2027	11,000,000	11,084,219
4.25%, 1/15/2028	12,000,000	12,156,563
4.25%, 2/15/2028	13,500,000	13,683,516
4.25%, 2/28/2029	15,500,000	15,776,094
4.25%, 6/30/2029	13,000,000	13,243,750
4.25%, 1/31/2030	16,000,000	16,318,750
4.25%, 2/28/2031 (a)	10,500,000	10,703,437
4.25%, 6/30/2031	9,500,000	9,675,898
4.25%, 11/15/2034	19,500,000	19,567,031
Security Description	Principal Amount	Value
4.25%, 5/15/2035	$19,000,000	$19,032,656
4.38%, 7/31/2026	15,000,000	15,060,352
4.38%, 8/15/2026	5,000,000	5,021,680
4.38%, 12/15/2026	10,000,000	10,075,000
4.38%, 7/15/2027	9,500,000	9,618,750
4.38%, 8/31/2028	6,000,000	6,118,594
4.38%, 11/30/2028	8,000,000	8,168,125
4.38%, 12/31/2029	15,000,000	15,375,000
4.38%, 11/30/2030	7,750,000	7,951,016
4.38%, 1/31/2032	11,500,000	11,774,922
4.38%, 5/15/2034	18,000,000	18,284,062
4.50%, 7/15/2026	5,000,000	5,026,172
4.50%, 4/15/2027	9,500,000	9,618,379
4.50%, 5/15/2027	10,500,000	10,638,633
4.50%, 5/31/2029	14,500,000	14,897,617
4.50%, 12/31/2031	7,500,000	7,734,375
4.50%, 11/15/2033 (a)	13,500,000	13,869,141
4.63%, 9/15/2026	7,700,000	7,762,563
4.63%, 10/15/2026	7,000,000	7,062,891
4.63%, 11/15/2026	15,000,000	15,147,070
4.63%, 6/15/2027	14,500,000	14,741,289
4.63%, 9/30/2028	8,500,000	8,736,406
4.63%, 4/30/2029	11,500,000	11,861,172
4.63%, 9/30/2030	5,750,000	5,966,973
4.63%, 4/30/2031	7,500,000	7,788,281
4.63%, 5/31/2031	11,000,000	11,421,953
4.63%, 2/15/2035	19,500,000	20,124,609
4.88%, 10/31/2028	8,000,000	8,288,125
4.88%, 10/31/2030	5,500,000	5,774,141
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,313,183,581)		2,235,294,510
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	500,000	325,959
Series S3, 6.91%, 10/1/2050	25,000	28,055
California State University Revenue, CA Series B, 3.90%, 11/1/2047	100,000	81,854
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	490,343
Series H, 6.55%, 5/15/2048	50,000	53,262
San Jose Redevelopment Successor Agency, Special Obligation, CA Series A-T, 3.38%, 8/1/2034	275,000	254,074
State of California, General Obligation, CA:
3.50%, 4/1/2028	250,000	247,164
5.10%, 9/1/2035	350,000	355,259
5.20%, 3/1/2043	1,250,000	1,194,172

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
7.30%, 10/1/2039	$1,375,000	$1,590,269
7.50%, 4/1/2034	100,000	115,968
7.55%, 4/1/2039	100,000	119,848
7.60%, 11/1/2040	250,000	301,457
		5,157,684
FLORIDA — 0.0% *
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	111,751
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	50,000	47,618
Series A, 2.15%, 7/1/2030	50,000	44,738
Series A, 5.53%, 7/1/2034	350,000	359,114
		563,221
GEORGIA — 0.0% *
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	152,000	162,208
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	50,000	43,435
Series C, 4.57%, 1/1/2054	50,000	43,402
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	228,713
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	1,439,706	1,444,003
6.63%, 2/1/2035	153,846	161,608
7.35%, 7/1/2035	78,572	84,008
		2,005,169
LOUISIANA — 0.0% *
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series A, 4.48%, 8/1/2039	500,000	474,725
MARYLAND — 0.0% *
Maryland Economic Development Corp. Revenue, MD 5.43%, 5/31/2056	600,000	571,172
MASSACHUSETTS — 0.0% *
Massachusetts School Building Authority Revenue, MA:
Series C, 2.95%, 5/15/2043	100,000	75,347
Series B, 3.40%, 10/15/2040	20,000	16,883
		92,230
MICHIGAN — 0.0% *
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	556,722
Security Description	Principal Amount	Value
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	$650,000	$509,787
		1,066,509
MISSOURI — 0.0% *
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.23%, 5/15/2050	300,000	210,603
Series A, 3.65%, 8/15/2057	100,000	73,164
		283,767
NEW JERSEY — 0.0% *
New Jersey Turnpike Authority Revenue, NJ:
Series A, 7.10%, 1/1/2041	100,000	114,541
Series F, 7.41%, 1/1/2040	1,000,000	1,195,044
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	23,212
		1,332,797
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.11%, 10/1/2054	500,000	470,534
Series B-1, 5.83%, 10/1/2053	300,000	309,202
Series H, 6.39%, 2/1/2055	500,000	519,949
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	25,000	24,422
New York State Dormitory Authority Revenue, NY Series B, 5.83%, 7/1/2055	350,000	365,638
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	357,480
3.18%, 7/15/2060	1,000,000	647,225
Series 210, 4.03%, 9/1/2048	125,000	102,198
4.46%, 10/1/2062	190,000	159,440
Series 192, 4.81%, 10/15/2065	25,000	22,421
5.65%, 11/1/2040	100,000	104,152
		3,082,661
OHIO — 0.0% *
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	150,000	178,110
OREGON — 0.0% *
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	565,399

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
PENNSYLVANIA — 0.0% *
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	$750,000	$553,585
Series A, 4.14%, 6/1/2038	125,000	115,291
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	100,000	63,274
		732,150
TEXAS — 0.1%
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	329,487
5.02%, 12/1/2048	100,000	90,278
Dallas Fort Worth International Airport Revenue, TX Series A, 2.99%, 11/1/2038	250,000	210,927
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	44,338
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	113,262
Texas Natural Gas Securitization Finance Corp. Revenue, TX 5.17%, 4/1/2041	400,000	404,042
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	500,000	390,229
		1,582,563
VIRGINIA — 0.0% *
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	85,399
Series C, 4.18%, 9/1/2117	50,000	37,285
		122,684
TOTAL MUNICIPAL BONDS & NOTES (Cost $20,489,457)		17,973,049
MORTGAGE-BACKED SECURITIES — 0.5%
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	86,966
Series 2017-BNK8, Class B, 4.08%, 11/15/2050 (c)	50,000	44,633
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	141,750
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	99,731
Security Description	Principal Amount	Value
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	$100,000	$94,968
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	93,634
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	46,545
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	187,035
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	81,519
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	430,896
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	203,336
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (c)	300,000	268,205
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	432,725
Bank5 Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	1,149,061	1,198,001
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	144,824
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	218,715
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	219,007
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	400,052
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	206,442
Series 2023-C20, Class A5, 5.58%, 7/15/2056	100,000	104,010
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	845,000	861,505
Series 2024-C24, Class A5, 5.42%, 2/15/2057	400,000	412,907
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	127,826
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	98,433
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	98,739
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	111,266
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	188,107

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-B16, Class A5, 2.73%, 2/15/2053	$750,000	$689,013
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	69,014
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	373,157
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	438,926
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	259,524
Series 2023-B39, Class A5, 5.75%, 7/15/2056	229,000	241,012
Series 2024-V9, Class A3, 5.60%, 8/15/2057	300,000	310,030
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	259,807
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	288,933
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	185,410
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	295,783
Citigroup Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	244,293
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	93,310
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	139,048
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	688,668
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	252,028	242,665
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	96,443
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	250,000	240,270
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	49,567
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	359,275	353,697
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	185,291
Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K068, Class A2, 3.24%, 8/25/2027	$995,000	$977,852
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	248,530
Series K-155, Class A2, 4.25%, 4/25/2033	1,500,000	1,480,090
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	250,735
Series K-159, Class A2, 4.50%, 7/25/2033 (c)	195,000	195,298
Series K-161, Class A2, 4.90%, 10/25/2033 (c)	150,000	154,014
Series K505, Class A2, 4.82%, 6/25/2028	1,350,000	1,374,291
Series K512, Class A2, 5.00%, 11/25/2028	174,962	179,376
Series K751, Class A2, 4.41%, 3/25/2030	500,000	504,754
Federal National Mortgage Association-ACES Series 2023-M6, Class A2, 4.19%, 7/25/2028 (c)	477,568	478,448
GS Mortgage Securities Trust:
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	195,691
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	242,840
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	139,969
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	439,959
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C30, Class A5, 3.82%, 7/15/2048	134,707	134,066
Series 2016-C1, Class B, 4.85%, 3/17/2049 (c)	300,000	291,967
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	485,859
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	835,360
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	413,869
Morgan Stanley Capital I Trust:
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	147,895

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-H7, Class A4, 3.26%, 7/15/2052	$200,000	$189,661
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	313,296
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	395,693
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	96,448
Series 2018-C9, Class A4, VRN, 4.12%, 3/15/2051 (c)	750,000	738,107
Wells Fargo Commercial Mortgage Trust:
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	290,411
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	243,105
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	149,441
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	186,746
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	93,814
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	310,672
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,000,000	1,043,705
TOTAL MORTGAGE-BACKED SECURITIES (Cost $27,264,335)		25,567,600
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.3%
Bank:
Series 2017-BNK8, Class A3, 3.23%, 11/15/2050	1,366,479	1,331,834
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	1,450,000	1,344,189
Series 2022-BNK39, Class AS, 3.18%, 2/15/2055	500,000	445,052
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	300,000	315,287
Series 2025-BNK49, Class A5, VRN, 5.62%, 3/15/2058 (c)	500,000	522,097
Bank5 Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	432,807	456,075
BBCMS Mortgage Trust:
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	175,000	195,281
Security Description	Principal Amount	Value
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	$66,667	$69,140
Series 2025-5C33, Class A4, 5.84%, 3/15/2058	300,000	313,946
Series 2025-C32, Class A5, 5.72%, 2/15/2062	861,111	904,969
Benchmark Mortgage Trust:
Series 2018-B8, Class A4, 3.96%, 1/15/2052	750,000	736,376
Series 2023-V3, Class A3, VRN, 6.36%, 7/15/2056 (c)	2,500,000	2,618,647
Series 2024-V11, Class A3, VRN, 5.91%, 11/15/2057 (c)	400,000	419,276
BMO Mortgage Trust:
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	500,000	525,226
Series 2023-C5, Class A5, 5.77%, 6/15/2056	500,000	522,742
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	500,000	530,065
Series 2025-5C10, Class A3, 5.58%, 5/15/2058	233,333	241,550
Series 2025-C11, Class A5, 5.69%, 2/15/2058	500,000	522,515
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (c)	125,000	129,413
Citigroup Commercial Mortgage Trust Series 2022-GC48, Class A5, VRN, 4.74%, 5/15/2054 (c)	750,000	742,072
DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 8/10/2049	400,000	391,872
GS Mortgage Securities Trust Series 2020-GC47, Class A5, 2.38%, 5/12/2053	300,000	270,536
Morgan Stanley Capital I Trust:
Series 2018-H4, Class A4, 4.31%, 12/15/2051	500,000	494,466
Series 2022-L8, Class A5, 3.92%, 4/15/2055 (c)	675,000	629,036
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS2, Class A5, 3.77%, 7/15/2058 (c)	61,950	61,787
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	500,000	527,910
Series 2025-5C4, Class A3, 5.67%, 5/15/2058	300,000	312,302
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $15,193,621)		15,573,661

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	161,602,327	$161,602,327
State Street Navigator Securities Lending Portfolio II (g) (h)	96,676,701	96,676,701
TOTAL SHORT-TERM INVESTMENTS (Cost $258,279,028)		258,279,028
TOTAL INVESTMENTS — 104.2% (Cost $5,402,073,862)		5,196,057,527
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(208,401,907)
NET ASSETS — 100.0%		$4,987,655,620
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,191,680,509	$—	$1,191,680,509
Asset-Backed Securities	—	18,891,842	—	18,891,842
Foreign Government Obligations	—	153,778,307	—	153,778,307
U.S. Government Agency Obligations	—	1,279,019,021	—	1,279,019,021
U.S. Treasury Obligations	—	2,235,294,510	—	2,235,294,510
Municipal Bonds & Notes	—	17,973,049	—	17,973,049
Mortgage-Backed Securities	—	25,567,600	—	25,567,600
Commercial Mortgage Backed Securities	—	15,573,661	—	15,573,661
Short-Term Investments	258,279,028	—	—	258,279,028
TOTAL INVESTMENTS	$258,279,028	$4,937,778,499	$—	$5,196,057,527

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	173,828,902	$173,828,902	$549,140,572	$561,367,147	$—	$—	161,602,327	$161,602,327	$2,540,360
State Street Navigator Securities Lending Portfolio II	116,852,580	116,852,580	883,457,873	903,633,752	—	—	96,676,701	96,676,701	142,440
Total		$290,681,482	$1,432,598,445	$1,465,000,899	$—	$—		$258,279,028	$2,682,800
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 4.6%
Abacus Group REIT	78,325	$57,490
Abacus Storage King REIT	161,301	162,263
Accent Group Ltd. (a)	80,316	73,426
AGL Energy Ltd.	165,148	1,053,076
Alpha HPA Ltd. (b)	216,023	121,043
ALS Ltd.	137,288	1,538,516
Amotiv Ltd.	43,623	228,993
AMP Ltd.	623,206	514,607
Ampol Ltd.	67,473	1,138,183
Ansell Ltd.	38,906	772,306
ANZ Group Holdings Ltd.	841,315	16,077,537
APA Group Stapled Security	369,249	1,977,037
ARB Corp. Ltd. (a)	21,492	460,572
Arena REIT (a)	107,314	260,918
Aristocrat Leisure Ltd.	158,660	6,776,236
ASX Ltd.	55,014	2,515,087
Atlas Arteria Ltd. Stapled Security	308,093	1,027,716
AUB Group Ltd.	33,011	767,566
Aurizon Holdings Ltd.	501,932	996,692
Aussie Broadband Ltd.	62,625	160,471
Austal Ltd. (b)	104,593	430,463
AVZ Minerals Ltd. (a) (b) (c)	378,780	19,362
Bank of Queensland Ltd.	187,289	954,916
Bapcor Ltd. (a)	89,846	294,403
Beach Energy Ltd.	435,594	376,816
Bega Cheese Ltd.	66,288	237,192
Bellevue Gold Ltd. (b)	400,377	236,148
Bendigo & Adelaide Bank Ltd.	160,861	1,332,512
BHP Group Ltd.	1,436,813	34,604,370
BlueScope Steel Ltd.	122,389	1,853,599
Boss Energy Ltd. (a) (b)	131,047	401,067
Brambles Ltd.	391,723	6,012,282
Breville Group Ltd. (a)	28,855	557,660
Brickworks Ltd.	22,267	501,988
BWP Trust REIT (a)	161,573	372,722
Capricorn Metals Ltd. (b)	109,807	687,237
CAR Group Ltd.	106,940	2,622,511
Catalyst Metals Ltd. (b)	60,338	206,412
Centuria Capital Group REIT (a)	181,139	200,025
Centuria Industrial REIT	143,873	294,176
Centuria Office REIT (a)	90,435	66,675
Challenger Ltd.	141,338	748,417
Charter Hall Group REIT	133,887	1,683,785
Charter Hall Long Wale REIT	174,341	466,158
Charter Hall Retail REIT	148,113	372,733
Charter Hall Social Infrastructure REIT	90,496	171,396
Cleanaway Waste Management Ltd.	637,258	1,135,946
Cochlear Ltd.	18,517	3,645,632
Codan Ltd.	37,031	488,035
Coles Group Ltd.	382,133	5,218,980
Collins Foods Ltd.	27,699	168,819
Security Description	Shares	Value
Commonwealth Bank of Australia	474,021	$57,392,532
Computershare Ltd.	148,927	3,893,237
Corporate Travel Management Ltd. (a)	32,318	293,338
Credit Corp. Group Ltd. (a)	15,386	136,426
Cromwell Property Group REIT	314,615	70,102
Data#3 Ltd.	41,668	207,807
Deep Yellow Ltd. (a) (b)	261,606	286,311
Deterra Royalties Ltd. (a)	119,807	295,218
Dexus REIT (a)	304,536	1,327,192
Dexus Industria REIT	67,069	119,554
Dicker Data Ltd.	20,356	107,656
DigiCo Infrastructure REIT	116,577	256,700
Domain Holdings Australia Ltd.	51,929	149,399
Domino's Pizza Enterprises Ltd. (a)	16,170	204,204
Downer EDI Ltd.	202,709	838,254
Dyno Nobel Ltd.	508,824	897,002
Eagers Automotive Ltd. (a)	37,573	429,680
EBOS Group Ltd.	55,346	1,291,835
Elders Ltd.	46,248	190,944
Emerald Resources NL (b)	143,377	368,332
Endeavour Group Ltd.	433,685	1,139,704
Evolution Mining Ltd.	566,955	2,894,406
EVT Ltd.	25,309	276,161
Firefinch Ltd. (a) (b) (c)	180,320	7,091
Flight Centre Travel Group Ltd. (a)	51,467	420,937
Fortescue Ltd.	479,479	4,801,382
G8 Education Ltd.	198,727	153,678
Genesis Minerals Ltd. (a) (b)	287,876	811,236
Glencore PLC (b)	2,861,402	11,120,296
Gold Road Resources Ltd.	286,951	614,934
Goodman Group REIT	574,939	12,901,164
GPT Group REIT	542,378	1,720,366
GrainCorp Ltd. Class A	62,803	320,209
Greatland Resources Ltd. (b)	106,802	482,978
Growthpoint Properties Australia Ltd. REIT (a)	74,731	114,112
Guzman y Gomez Ltd. (a) (b)	3,699	68,579
Hansen Technologies Ltd.	48,529	158,381
Harvey Norman Holdings Ltd. (a)	158,758	548,302
Healius Ltd. (a)	128,559	66,137
Helia Group Ltd.	67,284	248,252
HMC Capital Ltd. REIT	79,560	265,912
HomeCo Daily Needs REIT	482,775	397,065
HUB24 Ltd.	22,983	1,343,071
IDP Education Ltd. (a)	72,125	173,470
IGO Ltd. (a)	185,765	507,660
Iluka Resources Ltd. (a)	121,655	302,961
Imdex Ltd.	139,511	248,686
Ingenia Communities Group REIT	102,497	367,428
Inghams Group Ltd.	99,084	230,518
Insignia Financial Ltd. (b)	142,038	337,897
Insurance Australia Group Ltd.	669,708	3,963,206

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
IperionX Ltd. (a) (b)	110,016	$342,470
IPH Ltd.	68,789	206,470
IRESS Ltd.	44,456	233,074
JB Hi-Fi Ltd.	30,286	2,190,219
Judo Capital Holdings Ltd. (b)	221,524	227,200
Kelsian Group Ltd. (a)	35,773	88,852
Lendlease Corp. Ltd. Stapled Security	194,317	685,120
Leo Lithium Ltd. (a) (c)	203,060	27,513
Lifestyle Communities Ltd. (a)	28,492	130,706
Liontown Resources Ltd. (a) (b)	446,755	204,947
Lottery Corp. Ltd.	647,115	2,260,383
Lovisa Holdings Ltd. (a)	18,279	379,499
Lynas Rare Earths Ltd. (a) (b)	238,191	1,344,008
MA Financial Group Ltd.	28,802	143,264
Maas Group Holdings Ltd.	46,222	128,436
MAC Copper Ltd. CDI (b)	15,921	191,982
Macquarie Group Ltd.	102,520	15,367,566
Macquarie Technology Group Ltd. (b)	5,620	245,071
Mader Group Ltd. (a)	34,029	150,085
Magellan Financial Group Ltd.	41,167	230,938
McMillan Shakespeare Ltd.	15,775	160,758
Medibank Pvt Ltd.	779,549	2,579,931
Megaport Ltd. (b)	43,745	413,970
Mesoblast Ltd. (a) (b)	279,136	302,752
Metcash Ltd.	276,046	707,345
Mineral Resources Ltd. (a) (b)	47,938	677,333
Mirvac Group REIT	1,117,234	1,610,795
Monadelphous Group Ltd.	31,670	364,457
Myer Holdings Ltd.	346,304	137,305
Nanosonics Ltd. (a) (b)	64,592	171,438
National Australia Bank Ltd.	867,124	22,367,099
National Storage REIT	326,097	491,528
Netwealth Group Ltd.	34,675	763,308
Neuren Pharmaceuticals Ltd. (a) (b)	32,616	301,600
New Hope Corp. Ltd.	140,723	341,224
NEXTDC Ltd. (a) (b)	177,905	1,690,556
nib holdings Ltd. (a)	127,242	590,387
Nick Scali Ltd. (a)	21,796	260,112
Nine Entertainment Co. Holdings Ltd.	367,665	391,543
Northern Star Resources Ltd.	384,434	4,673,466
NRW Holdings Ltd.	104,835	205,424
Nufarm Ltd. (a) (b)	72,045	116,148
Nuix Ltd. (b)	50,018	71,787
Objective Corp. Ltd. (a)	9,473	118,948
OceanaGold Corp.	62,367	878,481
Ora Banda Mining Ltd. (b)	346,621	173,776
Orica Ltd.	137,992	1,762,540
Origin Energy Ltd.	487,780	3,449,203
Orora Ltd.	368,658	456,624
Paladin Energy Ltd. (a) (b)	105,409	557,474
Pantoro Gold Ltd. (b)	98,705	196,000
Perenti Ltd.	237,568	252,218
Security Description	Shares	Value
Perpetual Ltd. (a)	29,508	$349,246
Perseus Mining Ltd.	387,367	863,127
PEXA Group Ltd. (a) (b)	33,424	297,900
Pilbara Minerals Ltd. (a) (b)	865,571	757,281
Pinnacle Investment Management Group Ltd. (a)	51,790	697,140
PolyNovo Ltd. (a) (b)	146,523	114,749
Premier Investments Ltd.	27,161	360,093
Pro Medicus Ltd.	16,268	3,039,305
PWR Holdings Ltd. (a)	18,280	83,020
Qantas Airways Ltd.	209,880	1,477,232
QBE Insurance Group Ltd.	427,547	6,553,713
Qube Holdings Ltd.	475,782	1,334,520
Ramelius Resources Ltd. (a)	367,735	607,308
Ramsay Health Care Ltd.	55,554	1,335,785
REA Group Ltd. (a)	14,963	2,358,246
Redox Ltd.	39,694	56,189
Reece Ltd. (a)	65,641	617,306
Region Group REIT	307,818	443,803
Regis Healthcare Ltd.	36,361	186,821
Regis Resources Ltd. (b)	189,984	546,581
Resolute Mining Ltd. (b)	572,680	228,937
Rio Tinto Ltd. (a)	105,106	7,379,246
Rio Tinto PLC	319,455	18,583,120
Sandfire Resources Ltd. (b)	134,852	991,571
Santos Ltd.	919,577	4,616,260
Scentre Group REIT	1,474,785	3,440,742
SEEK Ltd.	100,465	1,583,446
Service Stream Ltd.	165,681	215,529
SGH Ltd.	57,619	2,041,717
Sigma Healthcare Ltd.	1,307,397	2,561,840
Silex Systems Ltd. (a) (b)	87,668	242,453
SiteMinder Ltd. (a) (b)	71,580	207,811
SmartGroup Corp. Ltd.	25,202	121,724
Sonic Healthcare Ltd.	129,221	2,268,711
South32 Ltd. (a) (d)	10,757	20,490
South32 Ltd. (d)	1,266,982	2,416,222
Spartan Resources Ltd. (b)	317,011	412,390
Stanmore Resources Ltd.	75,085	92,017
Steadfast Group Ltd.	301,126	1,186,031
Stockland REIT	679,486	2,386,814
Suncorp Group Ltd.	306,545	4,341,326
Super Retail Group Ltd.	47,823	446,293
Superloop Ltd. (b)	137,650	271,529
Tabcorp Holdings Ltd.	559,156	262,007
Technology One Ltd.	83,422	2,242,042
Telix Pharmaceuticals Ltd. (a) (b)	76,534	1,224,823
Telstra Group Ltd.	1,164,676	3,694,229
Temple & Webster Group Ltd. (b)	23,638	330,272
Transurban Group Stapled Security	880,109	8,063,377
Treasury Wine Estates Ltd.	225,054	1,151,890
Tuas Ltd. (b)	71,703	279,594
Vault Minerals Ltd. (b)	1,707,623	470,018
Ventia Services Group Pty. Ltd.	215,133	730,315
Vicinity Ltd. REIT	1,085,703	1,757,443

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Viva Energy Group Ltd. (e)	291,189	$412,194
Vulcan Energy Resources Ltd. (a) (b)	37,135	88,585
Vulcan Steel Ltd.	8,527	32,523
WA1 Resources Ltd. (b)	9,274	96,271
Washington H Soul Pattinson & Co. Ltd. (a)	67,660	1,862,765
Waypoint REIT Ltd.	177,848	286,720
WEB Travel Group Ltd. (b)	111,141	324,121
Wesfarmers Ltd.	321,303	17,845,464
West African Resources Ltd. (b)	286,625	426,396
Westgold Resources Ltd.	237,168	446,079
Westpac Banking Corp.	969,248	21,507,762
Whitehaven Coal Ltd.	237,807	846,248
WiseTech Global Ltd.	56,716	4,052,518
Woodside Energy Group Ltd.	537,461	8,323,079
Woolworths Group Ltd.	345,883	7,051,842
Worley Ltd.	137,958	1,182,573
Yancoal Australia Ltd. (a)	104,860	396,514
Zip Co. Ltd. (a) (b)	371,770	747,973
		455,088,628
AUSTRIA — 0.3%
ams-OSRAM AG (b)	21,918	292,699
ANDRITZ AG	18,871	1,397,773
BAWAG Group AG (e)	22,255	2,831,844
CA Immobilien Anlagen AG	10,087	287,253
CPI Europe AG (b)	8,587	189,199
DO & Co. AG (b)	1,862	396,050
Erste Group Bank AG	86,512	7,342,214
EVN AG	23,519	646,022
Kontron AG	10,338	303,381
Lenzing AG (b)	5,138	145,353
Mondi PLC (d)	107,269	1,748,517
Mondi PLC (a) (d)	9,256	151,607
Oesterreichische Post AG	13,014	462,113
OMV AG	41,591	2,254,580
Palfinger AG	2,748	115,481
Porr AG	3,398	112,483
Raiffeisen Bank International AG	33,934	1,030,889
Schoeller-Bleckmann Oilfield Equipment AG	1,927	68,200
UNIQA Insurance Group AG	29,267	395,083
Verbund AG	26,381	2,017,521
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,307	477,423
voestalpine AG	39,969	1,121,330
Wienerberger AG	29,731	1,103,529
		24,890,544
BELGIUM — 0.6%
Ackermans & van Haaren NV	6,572	1,674,055
Aedifica SA REIT	12,552	973,191
Ageas SA	45,897	3,089,798
Anheuser-Busch InBev SA	284,590	19,455,993
Azelis Group NV (a)	41,854	664,733
Barco NV	14,654	212,784
Security Description	Shares	Value
Bekaert SA	9,625	$396,005
Cofinimmo SA REIT	10,156	920,349
Colruyt Group NV	8,297	357,632
Deme Group NV	1,771	267,761
D'ieteren Group	5,718	1,224,282
Elia Group SA (a)	14,526	1,666,768
Fagron	17,398	458,488
Galapagos NV (b)	10,952	305,458
Groupe Bruxelles Lambert NV	22,651	1,922,375
KBC Ancora	10,265	703,695
KBC Group NV	65,526	6,742,602
Kinepolis Group NV (a)	2,953	124,616
Lotus Bakeries NV	115	1,102,890
Melexis NV (a)	4,796	406,189
Montea NV REIT	4,885	373,300
Ontex Group NV (a) (b)	20,660	164,912
Proximus SADP (a)	32,097	311,212
Recticel SA (a)	17,805	213,602
Retail Estates NV REIT (a)	2,920	210,800
Shurgard Self Storage Ltd. REIT	9,251	401,793
Sofina SA (a)	4,102	1,348,236
Solvay SA (a)	19,757	680,446
Syensqo SA (a)	19,635	1,509,218
Tessenderlo Group SA (a)	5,115	151,907
UCB SA	35,650	6,986,479
Umicore SA	52,036	762,309
Vastned NV REIT	2,014	75,889
VGP NV (a)	3,602	361,512
Warehouses De Pauw CVA REIT	49,614	1,205,555
X-Fab Silicon Foundries SE (b) (e)	15,689	123,851
Xior Student Housing NV REIT	8,943	322,805
		57,873,490
BERMUDA — 0.0% *
Conduit Holdings Ltd.	37,895	194,995
BRAZIL — 1.4%
Afya Ltd. Class A	3,000	53,580
Allos SA	94,822	394,726
Alpargatas SA Preference Shares	41,207	69,838
Alupar Investimento SA	48,342	274,136
Ambev SA	1,357,867	3,313,904
Auren Energia SA	243,430	453,600
Azzas 2154 SA	33,090	260,702
B3 SA - Brasil Bolsa Balcao	1,565,403	4,181,789
Banco ABC Brasil SA Preference Shares	17,795	73,001
Banco Bradesco SA	474,940	1,262,655
Banco Bradesco SA Preference Shares	1,431,082	4,412,930
Banco BTG Pactual SA	338,108	2,617,343
Banco do Brasil SA	481,400	1,948,409
Banco do Estado do Rio Grande do Sul SA Preference Shares	55,500	117,653
Banco Pan SA Preference Shares	88,800	131,625

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
BB Seguridade Participacoes SA	189,000	$1,239,719
Bradespar SA Preference Shares	141,636	407,429
Braskem SA Preference Shares (b)	89,100	148,069
Brava Energia (b)	158,370	504,894
BRF SA	163,886	604,755
Caixa Seguridade Participacoes SA	135,300	364,165
Centrais Eletricas Brasileiras SA	380,219	2,801,911
Centrais Eletricas Brasileiras SA Preference Shares	57,300	466,245
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	42,400	52,827
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	144,400	3,151,859
Cia de Saneamento de Minas Gerais Copasa MG	49,600	254,187
Cia De Sanena Do Parana	38,500	268,689
Cia De Sanena Do Parana Preference Shares	132,600	183,429
Cia Energetica de Minas Gerais Preference Shares	495,373	980,245
Cia Paranaense de Energia - Copel Class B, Preference Shares	246,200	562,062
Cia Siderurgica Nacional SA	149,200	203,386
Cogna Educacao SA	424,300	218,453
Cosan SA (b)	268,780	337,831
CPFL Energia SA	77,500	580,201
Cury Construtora e Incorporadora SA	24,600	133,055
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	323,287
Dexco SA	93,038	96,654
Direcional Engenharia SA	35,629	266,474
EcoRodovias Infraestrutura e Logistica SA (b)	81,929	112,434
Embraer SA	201,500	2,843,155
Energisa SA	75,111	664,980
Eneva SA (b)	244,200	610,740
Engie Brasil Energia SA	72,666	604,590
Equatorial Energia SA	308,828	2,034,767
ERO Copper Corp. (b)	34,600	583,217
Fleury SA	57,402	136,936
Fras-Le SA	14,100	70,605
Gerdau SA Preference Shares	380,502	1,115,463
GPS Participacoes e Empreendimentos SA (e)	99,500	288,226
Grendene SA	87,800	88,478
Grupo Mateus SA	120,500	180,380
Hapvida Participacoes e Investimentos SA (b) (e)	75,794	511,738
Hypera SA	80,800	402,531
Iguatemi SA	42,713	181,484
Security Description	Shares	Value
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	$44,713
Inter & Co., Inc. Class A	64,100	476,263
IRB-Brasil Resseguros SA (b)	14,017	116,187
Itau Unibanco Holding SA Preference Shares	1,506,663	10,200,207
Itausa SA Preference Shares	1,575,345	3,160,590
Karoon Energy Ltd.	208,007	261,729
Klabin SA	222,380	751,745
Localiza Rent a Car SA	243,510	1,807,859
Lojas Renner SA	426,953	1,539,514
M Dias Branco SA	20,700	91,025
Magazine Luiza SA	76,023	137,202
Mahle Metal Leve SA	37,700	208,675
Marcopolo SA	46,200	55,022
Marcopolo SA Preference Shares	154,920	225,943
Marfrig Global Foods SA	86,192	361,644
Metalurgica Gerdau SA Preference Shares	208,100	340,488
Minerva SA (b)	66,635	59,824
Motiva Infraestrutura de Mobilidade SA	234,500	592,496
MRV Engenharia e Participacoes SA (b)	105,116	122,684
Multiplan Empreendimentos Imobiliarios SA	90,914	453,250
Natura & Co. Holding SA (b)	368,637	746,345
NU Holdings Ltd. Class A (b)	896,200	12,295,864
Odontoprev SA	78,060	167,623
Orizon Valorizacao de Residuos SA (b)	8,022	79,179
Pagseguro Digital Ltd. Class A	52,600	507,064
Petroleo Brasileiro SA - Petrobras	1,137,200	7,103,007
Petroleo Brasileiro SA - Petrobras Preference Shares	1,240,800	7,134,000
Petroreconcavo SA	43,700	114,738
Pluxee NV	23,290	505,497
PRIO SA (b)	222,410	1,727,820
Raia Drogasil SA	348,376	965,114
Rede D'Or Sao Luiz SA (e)	215,853	1,400,829
Rumo SA	370,171	1,256,771
Santos Brasil Participacoes SA	104,381	264,498
Sao Martinho SA	33,600	108,166
Sendas Distribuidora SA	324,200	668,852
Serena Energia SA (b)	53,037	113,501
Sigma Lithium Corp. (b)	14,500	65,250
Simpar SA	66,400	61,803
SLC Agricola SA	49,764	162,936
Smartfit Escola de Ginastica e Danca SA	182,634	831,212
StoneCo Ltd. Class A (a) (b)	66,500	1,066,660
Suzano SA	215,109	2,018,328
Telefonica Brasil SA	297,620	1,684,451
TIM SA	306,600	1,238,680

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
TOTVS SA	145,301	$1,123,731
Transmissora Alianca de Energia Eletrica SA	43,800	280,318
Tres Tentos Agroindustrial SA	17,015	47,106
Tupy SA	20,800	69,437
Ultrapar Participacoes SA	163,500	525,443
Unipar Carbocloro SA Preference Shares	9,317	99,250
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares (b)	105,900	79,941
Vale SA	1,012,918	9,771,271
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,141	71,334
Vibra Energia SA	264,900	1,051,281
Vinci Partners Investments Ltd. Class A	6,700	64,789
Vivara Participacoes SA	27,900	138,175
VTEX Class A (b)	12,100	79,860
Vulcabras SA	18,434	71,232
WEG SA	456,240	3,576,124
Wheaton Precious Metals Corp.	128,456	11,528,561
Wilson Sons SA	45,000	143,875
XP, Inc. Class A	99,900	2,017,980
Yara International ASA	43,708	1,606,705
		139,787,102
BURKINA FASO — 0.0% *
IAMGOLD Corp. (b)	166,800	1,226,093
CANADA — 7.6%
ADENTRA, Inc.	5,200	109,945
Advantage Energy Ltd. (a) (b)	44,100	382,340
Aecon Group, Inc.	16,500	248,739
Agnico Eagle Mines Ltd.	142,540	16,948,105
Air Canada (b)	54,400	840,021
Alamos Gold, Inc. Class A	119,081	3,160,948
Algoma Steel Group, Inc. (a)	22,600	155,856
Algonquin Power & Utilities Corp. (a)	192,130	1,096,880
Alimentation Couche-Tard, Inc. (a)	214,700	10,650,819
Allied Gold Corp. (b)	16,700	223,727
Allied Properties Real Estate Investment Trust	42,600	535,739
AltaGas Ltd. (a)	84,400	2,445,095
Altius Minerals Corp.	15,600	313,029
Altus Group Ltd.	13,400	517,439
Andlauer Healthcare Group, Inc. (a)	7,860	303,052
ARC Resources Ltd.	165,885	3,490,332
Aritzia, Inc. (b)	22,500	1,163,338
Artis Real Estate Investment Trust	14,000	78,285
Atco Ltd. Class I	20,000	744,302
Athabasca Oil Corp. (b)	143,200	591,900
AtkinsRealis Group, Inc.	49,400	3,457,819
ATS Corp. (a) (b)	22,000	700,227
Security Description	Shares	Value
Aya Gold & Silver, Inc. (a) (b)	31,100	$279,205
B2Gold Corp.	385,385	1,389,589
Badger Infrastructure Solutions Ltd. (a)	9,100	317,316
Bank of Montreal (a)	204,390	22,604,980
Bank of Nova Scotia (a)	352,692	19,463,325
Barrick Mining Corp.	461,623	9,591,068
Barrick Mining Corp. (a)	25,306	525,779
Baytex Energy Corp. (a)	175,300	313,472
BCE, Inc. (a)	20,064	444,069
Birchcliff Energy Ltd. (a)	71,100	389,239
Bird Construction, Inc. (a)	20,700	436,756
Bitfarms Ltd. (a) (b)	226,900	187,905
BlackBerry Ltd. (a) (b)	148,500	681,283
Boardwalk Real Estate Investment Trust	8,500	435,995
Bombardier, Inc. Class B (a) (b)	25,372	2,206,034
Boralex, Inc. Class A (a)	24,900	577,381
Boyd Group Services, Inc. (a)	5,700	893,536
Brookfield Asset Management Ltd. Class A (a)	125,108	6,910,509
Brookfield Business Corp. Class A (a)	7,700	240,452
Brookfield Corp. (a)	387,025	23,905,069
Brookfield Infrastructure Corp. Class A (a)	28,550	1,185,521
Brookfield Renewable Corp. (a)	40,100	1,311,589
Brookfield Wealth Solutions Ltd.	12,807	790,101
BSR Real Estate Investment Trust (d)	7,300	95,046
BSR Real Estate Investment Trust (d)	5,000	65,006
CAE, Inc. (b)	86,400	2,527,097
Cameco Corp.	122,600	9,086,506
Canaccord Genuity Group, Inc.	20,300	154,128
Canada Goose Holdings, Inc. (b)	19,400	216,535
Canadian Apartment Properties REIT	21,500	699,754
Canadian Imperial Bank of Commerce	266,116	18,851,427
Canadian National Railway Co. (a)	151,300	15,733,204
Canadian Natural Resources Ltd.	594,400	18,644,427
Canadian Pacific Kansas City Ltd.	263,300	20,874,895
Canadian Tire Corp. Ltd. Class A (a)	15,000	2,037,999
Canadian Utilities Ltd. Class A (a)	44,000	1,215,038
Canfor Corp. (a) (b)	25,300	262,178
Capital Power Corp. (a)	52,600	2,112,481
Capstone Copper Corp. (a) (b)	154,100	944,138
Cardinal Energy Ltd. (a)	54,100	267,229
Cargojet, Inc.	1,600	111,197
Cascades, Inc. (a)	17,800	116,232
CCL Industries, Inc. Class B	41,800	2,432,641

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Celestica, Inc. (a) (b)	33,100	$5,161,126
Cenovus Energy, Inc.	398,584	5,412,797
Centerra Gold, Inc.	57,300	411,955
CES Energy Solutions Corp.	60,500	293,965
CGI, Inc.	57,600	6,036,919
Champion Iron Ltd. (a)	110,054	300,757
Choice Properties Real Estate Investment Trust	42,400	462,065
CI Financial Corp.	31,163	723,749
Cogeco Communications, Inc.	5,700	296,801
Collective Mining Ltd. (b)	9,900	108,106
Colliers International Group, Inc. (a)	12,200	1,593,019
Computer Modelling Group Ltd. (a)	17,200	90,885
Constellation Software, Inc.	5,700	20,858,366
Crombie Real Estate Investment Trust	40,160	437,654
Cronos Group, Inc. (a) (b)	105,800	202,373
CT Real Estate Investment Trust	34,000	395,691
Defi Technologies, Inc. (a) (b)	78,300	229,419
Definity Financial Corp.	24,500	1,425,112
Denison Mines Corp. (b)	235,400	429,568
dentalcorp Holdings Ltd.	48,200	297,431
Descartes Systems Group, Inc. (b)	24,200	2,453,343
Discovery Silver Corp. (b)	161,300	352,271
Docebo, Inc. (b)	3,100	89,672
Dollarama, Inc. (a)	78,100	10,982,079
Dream Industrial Real Estate Investment Trust	40,600	350,805
DREAM Unlimited Corp. Class A	4,365	66,027
Dundee Precious Metals, Inc. (a)	47,500	761,671
Element Fleet Management Corp. (a)	114,100	2,852,291
Emera, Inc.	95,200	4,352,199
Empire Co. Ltd. Class A	35,000	1,449,505
Enbridge, Inc. (a)	625,200	28,293,221
Endeavour Silver Corp. (a) (b)	94,000	462,250
Enerflex Ltd.	28,400	223,745
Enghouse Systems Ltd.	11,700	200,388
EQB, Inc. (a)	7,600	576,809
Equinox Gold Corp. (b)	171,413	987,399
Evertz Technologies Ltd. (a)	3,400	30,898
Exchange Income Corp. (a)	16,500	758,553
Extendicare, Inc. (a)	19,700	204,147
Fairfax Financial Holdings Ltd.	5,600	10,087,798
Fiera Capital Corp. (a)	16,100	75,751
Finning International, Inc. (a)	36,500	1,557,369
First Capital Real Estate Investment Trust	27,500	365,793
First Majestic Silver Corp.	123,500	1,020,040
First National Financial Corp. (a)	15,300	461,187
FirstService Corp.	11,600	2,020,160
Foran Mining Corp. (b)	67,200	150,209
Fortis, Inc. (a)	144,372	6,879,492
Fortuna Mining Corp. (b)	82,663	539,778
Security Description	Shares	Value
Franco-Nevada Corp.	54,512	$8,931,658
Freehold Royalties Ltd. (a)	134,200	1,257,910
G Mining Ventures Corp. (b)	35,900	467,792
GDI Integrated Facility Services, Inc. (a) (b)	3,100	71,996
George Weston Ltd.	16,427	3,287,928
Gibson Energy, Inc. (a)	42,900	751,418
Gildan Activewear, Inc. (a)	44,300	2,178,476
goeasy Ltd.	3,900	479,833
Granite Real Estate Investment Trust	8,100	410,669
Great-West Lifeco, Inc.	79,100	3,002,264
H&R Real Estate Investment Trust	66,500	520,498
Hammond Power Solutions, Inc. (a)	3,100	284,964
Headwater Exploration, Inc. (a)	62,700	309,250
Hudbay Minerals, Inc.	104,000	1,101,356
Hydro One Ltd. (a) (e)	93,300	3,355,244
iA Financial Corp., Inc.	26,400	2,888,425
IGM Financial, Inc. (a)	22,600	712,534
Imperial Oil Ltd. (a)	50,400	3,995,802
Innergex Renewable Energy, Inc.	38,000	382,089
Intact Financial Corp. (a)	51,900	12,044,071
Interfor Corp. (b)	22,700	208,617
International Petroleum Corp. (b)	20,800	339,629
InterRent Real Estate Investment Trust	14,697	145,624
Jamieson Wellness, Inc. (e)	15,200	395,679
K92 Mining, Inc. (b)	63,000	709,183
Kelt Exploration Ltd. (a) (b)	39,900	214,632
Keyera Corp.	65,400	2,134,786
Killam Apartment Real Estate Investment Trust	15,500	222,759
Kinaxis, Inc. (b)	8,300	1,231,892
Kinross Gold Corp.	348,400	5,433,457
Labrador Iron Ore Royalty Corp. (a)	27,700	576,128
Lassonde Industries, Inc. Class A (d)	400	61,151
Lassonde Industries, Inc. Class A (d)	400	61,151
Laurentian Bank of Canada (a)	26,700	609,335
Leon's Furniture Ltd.	11,700	240,345
Lightspeed Commerce, Inc. (a) (b)	34,200	400,525
Linamar Corp.	11,400	541,385
Lithium Americas Corp. (a) (b)	44,500	118,710
Loblaw Cos. Ltd.	42,500	7,015,848
Lundin Gold, Inc.	31,500	1,659,839
MAG Silver Corp.	25,900	549,129
Magna International, Inc. (a)	75,800	2,924,230
Major Drilling Group International, Inc. (b)	21,700	140,903
Manulife Financial Corp.	488,000	15,571,653
Maple Leaf Foods, Inc.	21,300	442,859
MEG Energy Corp. (a)	69,400	1,308,657

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Meren Energy, Inc.	73,600	$90,078
Methanex Corp. (a)	17,800	588,202
Metro, Inc.	59,057	4,629,774
Morguard Corp.	1,200	99,615
MTY Food Group, Inc. (a)	4,300	133,932
Mullen Group Ltd. (a)	18,900	196,549
National Bank of Canada (a)	110,790	11,409,462
New Gold, Inc. (b)	208,500	1,034,478
NexGen Energy Ltd. (a) (b)	141,500	981,011
NFI Group, Inc. (b)	25,100	331,846
NGEx Minerals Ltd. (b)	35,500	413,668
North American Construction Group Ltd.	4,900	78,249
North West Co., Inc.	12,600	445,732
Northland Power, Inc. (a)	69,269	1,084,851
NorthWest Healthcare Properties Real Estate Investment Trust	57,100	208,397
Novagold Resources, Inc. (a) (b)	66,200	271,689
Nutrien Ltd. (a)	137,618	8,002,923
NuVista Energy Ltd. (b)	44,200	485,244
Onex Corp. (a)	16,300	1,339,121
Open Text Corp. (a)	71,100	2,073,337
OR Royalties, Inc. (a)	44,434	1,139,751
Orla Mining Ltd. (a) (b)	60,000	601,539
Pan American Silver Corp.	102,204	2,894,220
Paramount Resources Ltd. Class A (a)	23,500	373,210
Parex Resources, Inc.	29,800	303,787
Parkland Corp.	37,073	1,046,575
Pason Systems, Inc.	21,000	188,992
Pembina Pipeline Corp.	164,348	6,158,383
Pet Valu Holdings Ltd.	37,100	898,067
Peyto Exploration & Development Corp. (a)	53,400	761,180
Power Corp. of Canada (a)	158,153	6,165,011
PrairieSky Royalty Ltd. (a)	57,294	991,780
Precision Drilling Corp. (a) (b)	3,300	155,967
Premium Brands Holdings Corp. (a)	13,700	815,474
Primaris Real Estate Investment Trust	13,425	144,827
Propel Holdings, Inc. (a)	5,000	138,659
Quebecor, Inc. Class B	41,800	1,269,776
RB Global, Inc.	52,400	5,555,667
Restaurant Brands International, Inc. (a)	88,146	5,835,272
Richelieu Hardware Ltd. (a)	15,300	410,280
RioCan Real Estate Investment Trust	38,600	500,994
Rogers Communications, Inc. Class B (a)	101,448	3,002,920
Rogers Sugar, Inc. (a)	50,900	208,897
Royal Bank of Canada	400,600	52,690,130
Russel Metals, Inc.	15,100	485,258
Sandstorm Gold Ltd.	70,700	663,735
Saputo, Inc.	67,700	1,382,777
Savaria Corp. (a)	13,700	195,786
Security Description	Shares	Value
Seabridge Gold, Inc. (b)	20,400	$295,572
Secure Waste Infrastructure Corp. (a)	55,600	634,439
Shopify, Inc. Class A (b)	347,800	40,033,322
Sienna Senior Living, Inc. (a)	21,800	304,353
Skeena Resources Ltd. (b)	21,300	338,115
Slate Grocery REIT Class U,	27,900	293,824
SmartCentres Real Estate Investment Trust	25,800	483,856
South Bow Corp. (a)	60,162	1,558,612
Southern Cross Gold Consolidated Ltd. CDI (b)	65,724	309,259
Spin Master Corp. (a) (e)	8,900	150,736
Sprott, Inc. (a)	7,470	515,318
SSR Mining, Inc. (b)	63,104	803,310
Stantec, Inc.	32,300	3,507,432
Stella-Jones, Inc.	13,300	765,055
StorageVault Canada, Inc. (a)	51,900	155,567
Sun Life Financial, Inc. (a)	162,200	10,770,936
Suncor Energy, Inc.	350,264	13,094,149
SunOpta, Inc. (a) (b)	20,000	115,354
Superior Plus Corp. (a)	65,600	383,648
Tamarack Valley Energy Ltd.	150,400	532,380
Taseko Mines Ltd. (a) (b)	72,200	227,527
TC Energy Corp. (a)	294,310	14,339,120
Teck Resources Ltd. Class B	133,100	5,371,797
TELUS Corp.	141,444	2,267,043
TerraVest Industries, Inc.	4,600	570,070
TFI International, Inc. (a)	23,000	2,060,476
Thomson Reuters Corp.	44,604	8,951,528
TMX Group Ltd.	81,300	3,439,088
Topaz Energy Corp. (a)	31,000	582,968
Torex Gold Resources, Inc. (b)	22,700	738,977
Toromont Industries Ltd. (a)	21,900	1,964,339
Toronto-Dominion Bank	500,198	36,716,623
Tourmaline Oil Corp.	113,663	5,472,817
TransAlta Corp. (a)	75,000	807,439
Transcontinental, Inc. Class A (a)	18,800	288,097
Trican Well Service Ltd. (a)	40,500	133,862
Triple Flag Precious Metals Corp.	15,967	377,849
Trisura Group Ltd. (b)	12,600	408,888
Vermilion Energy, Inc. (a)	45,900	334,369
Well Health Technologies Corp. (b)	42,100	125,266
Wesdome Gold Mines Ltd. (b)	39,500	549,150
West Fraser Timber Co. Ltd. (a)	14,400	1,053,854
Westshore Terminals Investment Corp. (a)	8,200	158,591
Whitecap Resources, Inc. (a)	349,305	2,342,353
Winpak Ltd.	6,400	209,378
WSP Global, Inc. (a)	39,200	7,979,908
		754,543,845
CAYMAN ISLANDS — 0.0% *
Patria Investments Ltd. Class A (a)	14,400	202,464

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	$286,687
Antofagasta PLC	105,649	2,619,722
Banco de Chile	10,442,656	1,576,313
Banco de Credito e Inversiones SA	19,569	824,752
Banco Itau Chile SA	76,273	1,054,098
Banco Santander Chile	15,151,615	949,751
CAP SA (b)	31,134	160,052
Cencosud SA	402,553	1,367,108
Cia Cervecerias Unidas SA	52,608	341,007
Cia Sud Americana de Vapores SA	20,561,322	1,048,965
Colbun SA	2,338,950	375,590
Embotelladora Andina SA Preference Shares	111,561	454,288
Empresa Nacional de Telecomunicaciones SA	36,914	118,664
Empresas CMPC SA	281,711	429,768
Empresas Copec SA	110,962	754,151
Enel Americas SA	5,048,946	490,872
Enel Chile SA	5,627,525	415,874
Engie Energia Chile SA	71,134	99,070
Falabella SA	236,684	1,255,147
Inversiones Aguas Metropolitanas SA	443,727	406,921
Inversiones La Construccion SA	16,157	185,660
Latam Airlines Group SA	41,655,906	841,664
Lundin Mining Corp. (a)	212,501	2,230,132
Parque Arauco SA	215,960	454,628
Ripley Corp. SA	210,248	97,420
SMU SA	1,137,230	203,463
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (b)	38,288	1,361,825
Vina Concha y Toro SA	181,562	209,100
		20,612,692
CHINA — 7.8%
360 Security Technology, Inc. Class A	223,600	318,396
361 Degrees International Ltd.	183,000	116,327
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	27,758
3SBio, Inc. (e)	476,000	1,434,064
AAC Technologies Holdings, Inc.	225,000	1,166,561
Accelink Technologies Co. Ltd. Class A	13,200	90,885
ACM Research Shanghai, Inc. Class A	3,220	51,219
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	6,506	165,576
AECC Aviation Power Co. Ltd. Class A	35,700	192,077
Agricultural Bank of China Ltd. Class A	1,563,200	1,283,181
Security Description	Shares	Value
Agricultural Bank of China Ltd. Class H	7,363,000	$5,252,586
Aier Eye Hospital Group Co. Ltd. Class A	114,544	199,564
Air China Ltd. Class A (b)	120,700	132,948
Airtac International Group	39,743	1,184,998
AK Medical Holdings Ltd. (e)	142,000	108,354
Akeso, Inc. (a) (b) (e)	182,000	2,131,834
Alibaba Group Holding Ltd.	4,856,900	67,934,729
Alibaba Health Information Technology Ltd. (a) (b)	1,595,500	963,397
A-Living Smart City Services Co. Ltd. (a) (e)	135,250	49,448
Alphamab Oncology (b) (e)	121,000	94,642
Aluminum Corp. of China Ltd. Class A	193,400	190,075
Aluminum Corp. of China Ltd. Class H	1,740,000	1,170,344
Amlogic Shanghai Co. Ltd. Class A (b)	5,435	53,878
ANE Cayman, Inc. (b)	171,000	171,654
Angel Yeast Co. Ltd. Class A	28,900	141,895
Angelalign Technology, Inc. (a) (e)	8,400	60,512
Anhui Conch Cement Co. Ltd. Class A	41,600	124,687
Anhui Conch Cement Co. Ltd. Class H	406,500	1,033,597
Anhui Expressway Co. Ltd. Class H	114,000	182,981
Anhui Gujing Distillery Co. Ltd. Class A	6,000	111,529
Anhui Gujing Distillery Co. Ltd. Class B	31,664	423,531
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	32,100	179,654
Anhui Yingjia Distillery Co. Ltd. Class A	13,900	76,513
Anker Innovations Technology Co. Ltd. Class A	10,140	160,810
ANTA Sports Products Ltd.	350,200	4,215,783
Ascentage Pharma Group International (b) (e)	67,300	655,854
AsiaInfo Technologies Ltd. (a) (e)	76,000	86,553
Atour Lifestyle Holdings Ltd. ADR	9,000	292,590
Autohome, Inc. ADR	21,000	541,590
Avary Holding Shenzhen Co. Ltd. Class A	70,000	313,005
AviChina Industry & Technology Co. Ltd. Class H	509,000	287,245
Avicopter PLC Class A	35,500	192,339
BAIC BluePark New Energy Technology Co. Ltd. Class A (b)	197,500	203,203
BAIC Motor Corp. Ltd. Class H (b) (e)	821,500	203,020
Baidu, Inc. Class A (b)	663,900	7,057,638

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bank of Beijing Co. Ltd. Class A	342,600	$326,666
Bank of Chengdu Co. Ltd. Class A	77,900	218,590
Bank of China Ltd. Class A	1,052,100	825,447
Bank of China Ltd. Class H	19,464,000	11,306,476
Bank of Communications Co. Ltd. Class A	557,200	622,296
Bank of Communications Co. Ltd. Class H	2,381,000	2,214,178
Bank of Hangzhou Co. Ltd. Class A	58,900	138,305
Bank of Jiangsu Co. Ltd. Class A	407,780	679,714
Bank of Nanjing Co. Ltd. Class A	176,700	286,641
Bank of Ningbo Co. Ltd. Class A	72,840	278,216
Bank of Shanghai Co. Ltd. Class A	271,500	402,144
Baoshan Iron & Steel Co. Ltd. Class A	340,800	313,531
Beijing Capital International Airport Co. Ltd. Class H (b)	326,000	122,925
Beijing Enterprises Holdings Ltd.	156,000	641,885
Beijing Enterprises Water Group Ltd. (a)	820,000	247,567
Beijing Fourth Paradigm Technology Co. Ltd. (a) (b)	32,500	212,803
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	41,488
Beijing Kingsoft Office Software, Inc. Class A (b)	5,556	217,217
Beijing New Building Materials PLC Class A	10,400	38,446
Beijing Roborock Technology Co. Ltd. Class A	3,731	81,541
Beijing Tiantan Biological Products Corp. Ltd. Class A	84,000	225,035
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	30,000	33,134
Beijing Tong Ren Tang Co. Ltd. Class A	22,600	113,771
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	12,292	104,676
Beijing Yanjing Brewery Co. Ltd. Class A	100,700	181,771
Beijing-Shanghai High Speed Railway Co. Ltd. Class A (b)	642,500	515,747
BeOne Medicines Ltd. (b)	227,600	4,285,259
Bestechnic Shanghai Co. Ltd. Class A	4,572	222,104
Bilibili, Inc. Class Z (b)	62,260	1,330,064
Black Sesame International Holding Ltd. (b)	40,400	93,769
Blue Moon Group Holdings Ltd. (a) (e)	513,500	268,852
BOC Aviation Ltd. (e)	44,500	368,471
BOC Hong Kong Holdings Ltd.	1,005,500	4,367,841
BOE Technology Group Co. Ltd. Class A	738,800	411,525
Security Description	Shares	Value
BOE Varitronix Ltd.	80,000	$67,261
Bosideng International Holdings Ltd.	1,898,000	1,121,875
Brilliance China Automotive Holdings Ltd.	660,000	267,363
BYD Co. Ltd. Class A	33,100	1,533,714
BYD Co. Ltd. Class H (a)	1,023,000	15,964,013
BYD Electronic International Co. Ltd.	229,000	927,669
C&D International Investment Group Ltd.	218,044	441,088
Caitong Securities Co. Ltd. Class A	30,160	33,305
Cambricon Technologies Corp. Ltd. Class A (b)	7,449	625,503
Canggang Railway Ltd. (a)	448,000	95,878
CanSino Biologics, Inc. Class H (b) (e)	40,200	176,419
CARsgen Therapeutics Holdings Ltd. (b) (e)	118,500	348,707
CGN Mining Co. Ltd. (a)	1,135,000	351,344
CGN New Energy Holdings Co. Ltd.	158,000	49,916
CGN Power Co. Ltd. Class A	432,300	219,676
CGN Power Co. Ltd. Class H (e)	2,791,600	949,500
Changchun High-Tech Industry Group Co. Ltd. Class A (b)	6,200	85,844
Changjiang Securities Co. Ltd. Class A	35,800	34,635
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	80,272
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	116,103
Chervon Holdings Ltd.	18,200	35,148
Chifeng Jilong Gold Mining Co. Ltd. Class A	86,400	300,096
China BlueChemical Ltd. Class H	204,000	54,573
China CITIC Bank Corp. Ltd. Class H	2,390,000	2,277,350
China Coal Energy Co. Ltd. Class H (a)	588,000	680,132
China Communications Services Corp. Ltd. Class H	458,000	247,962
China Conch Venture Holdings Ltd.	351,500	405,680
China Construction Bank Corp. Class A	243,900	321,425
China Construction Bank Corp. Class H	26,582,000	26,819,037
China CSSC Holdings Ltd. Class A	54,200	246,214
China Datang Corp. Renewable Power Co. Ltd. Class H (a)	556,000	172,820
China East Education Holdings Ltd. (e)	63,000	53,610

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Eastern Airlines Corp. Ltd. Class A (b)	269,200	$151,452
China Education Group Holdings Ltd.	297,376	103,040
China Energy Engineering Corp. Ltd. Class A	587,300	182,836
China Everbright Bank Co. Ltd. Class A	708,700	410,588
China Everbright Bank Co. Ltd. Class H	1,095,300	546,952
China Everbright Environment Group Ltd.	731,518	355,974
China Everbright Ltd. (a)	208,000	192,897
China Feihe Ltd. (e)	849,000	617,553
China Foods Ltd.	362,000	141,572
China Galaxy Securities Co. Ltd. Class A	115,800	277,248
China Galaxy Securities Co. Ltd. Class H	1,126,800	1,267,471
China Gas Holdings Ltd.	632,611	590,706
China Gold International Resources Corp. Ltd.	79,700	720,854
China Greatwall Technology Group Co. Ltd. Class A (b)	33,600	69,422
China Hongqiao Group Ltd. (a)	794,000	1,818,614
China International Capital Corp. Ltd. Class A	23,600	116,498
China International Capital Corp. Ltd. Class H (e)	439,600	991,200
China Jinmao Holdings Group Ltd.	843,394	127,852
China Jushi Co. Ltd. Class A	25,717	40,928
China Lesso Group Holdings Ltd.	209,000	111,555
China Life Insurance Co. Ltd. Class A	28,900	166,183
China Life Insurance Co. Ltd. Class H	2,189,000	5,253,600
China Lilang Ltd.	100,000	47,643
China Literature Ltd. (b) (e)	86,400	328,540
China Longyuan Power Group Corp. Ltd. Class H	756,000	680,882
China Medical System Holdings Ltd.	358,000	547,261
China Mengniu Dairy Co. Ltd.	863,000	1,769,975
China Merchants Bank Co. Ltd. Class A	344,700	2,211,173
China Merchants Bank Co. Ltd. Class H	1,103,500	7,710,443
China Merchants Energy Shipping Co. Ltd. Class A	83,300	72,797
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	279,600	468,397
China Merchants Port Holdings Co. Ltd.	391,740	713,616
China Merchants Securities Co. Ltd. Class A	119,000	292,219
Security Description	Shares	Value
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	$101,496
China Minsheng Banking Corp. Ltd. Class A	896,900	594,749
China Minsheng Banking Corp. Ltd. Class H	1,745,600	989,544
China Modern Dairy Holdings Ltd. (a)	574,000	75,315
China National Building Material Co. Ltd. Class H	1,502,954	717,972
China National Chemical Engineering Co. Ltd. Class A	71,900	76,988
China National Nuclear Power Co. Ltd. Class A	302,600	393,714
China National Software & Service Co. Ltd. Class A (b)	26,370	172,176
China Nonferrous Mining Corp. Ltd.	285,000	264,669
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	101,800	353,869
China Oilfield Services Ltd. Class H	424,000	347,842
China Overseas Grand Oceans Group Ltd.	216,135	49,009
China Overseas Land & Investment Ltd.	1,039,000	1,802,698
China Overseas Property Holdings Ltd.	280,000	195,465
China Pacific Insurance Group Co. Ltd. Class A	293,500	1,536,920
China Pacific Insurance Group Co. Ltd. Class H	709,600	2,427,103
China Petroleum & Chemical Corp. Class A	714,000	562,177
China Petroleum & Chemical Corp. Class H	6,478,000	3,391,666
China Power International Development Ltd. (a)	1,100,000	418,981
China Railway Group Ltd. Class A	272,800	213,650
China Railway Group Ltd. Class H	1,020,000	488,561
China Railway Signal & Communication Corp. Ltd. Class A	171,778	123,261
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	64,200	323,727
China Resources Beer Holdings Co. Ltd.	470,221	1,497,519
China Resources Building Materials Technology Holdings Ltd.	430,000	92,025
China Resources Gas Group Ltd.	233,900	597,413
China Resources Land Ltd.	867,333	2,938,988
China Resources Medical Holdings Co. Ltd. (a)	322,000	168,178

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Resources Microelectronics Ltd. Class A	31,302	$206,083
China Resources Mixc Lifestyle Services Ltd. (e)	178,800	864,390
China Resources Pharmaceutical Group Ltd. (e)	768,000	500,912
China Resources Power Holdings Co. Ltd. (a)	544,055	1,312,663
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	29,237	127,672
China Risun Group Ltd. (a)	122,000	39,320
China Ruyi Holdings Ltd. (a) (b)	2,243,200	722,968
China Shenhua Energy Co. Ltd. Class A	135,200	765,167
China Shenhua Energy Co. Ltd. Class H (a)	915,000	3,549,268
China Southern Airlines Co. Ltd. Class A (b)	172,600	142,164
China State Construction Engineering Corp. Ltd. Class A (b)	539,600	434,654
China State Construction International Holdings Ltd.	510,750	770,354
China Taiping Insurance Holdings Co. Ltd.	318,600	620,966
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	235,803
China Tobacco International HK Co. Ltd.	93,000	364,299
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	206,832
China Tower Corp. Ltd. Class H (e)	1,181,100	1,688,145
China Traditional Chinese Medicine Holdings Co. Ltd. (b)	1,126,000	317,001
China Travel International Investment Hong Kong Ltd.	266,000	50,489
China United Network Communications Ltd. Class A	421,500	314,221
China Vanke Co. Ltd. Class A (b)	111,100	99,574
China Vanke Co. Ltd. Class H (a) (b)	500,600	311,839
China Water Affairs Group Ltd. (a)	126,000	100,961
China XD Electric Co. Ltd. Class A	175,800	150,690
China XLX Fertiliser Ltd.	86,000	60,145
China Yangtze Power Co. Ltd. Class A	500,600	2,106,348
China Zheshang Bank Co. Ltd. Class A	206,180	97,576
Chinasoft International Ltd.	636,000	404,285
Chongqing Brewery Co. Ltd. Class A	7,200	55,383
Chongqing Changan Automobile Co. Ltd. Class A (b)	119,280	212,478
Security Description	Shares	Value
Chongqing Hongjiu Fruit Co. Ltd. Class H (b) (c)	71,700	$3,973
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	188,190
Chongqing Rural Commercial Bank Co. Ltd. Class H	641,000	541,380
Chongqing Zhifei Biological Products Co. Ltd. Class A	30,900	84,506
Chow Tai Fook Jewellery Group Ltd. (a)	796,400	1,361,489
CIMC Enric Holdings Ltd.	78,000	64,983
CITIC Ltd.	1,085,000	1,489,975
CITIC Securities Co. Ltd. Class A	150,285	579,476
CITIC Securities Co. Ltd. Class H	443,275	1,338,295
CITIC Telecom International Holdings Ltd.	395,000	120,764
CMOC Group Ltd. Class A	183,600	215,815
CMOC Group Ltd. Class H	1,473,000	1,497,394
CNGR Advanced Material Co. Ltd. Class A	4,480	20,564
CNOOC Energy Technology & Services Ltd. Class A	301,000	171,444
CNPC Capital Co. Ltd. Class A	102,900	104,866
COFCO Joycome Foods Ltd. (a) (b)	478,000	96,209
Consun Pharmaceutical Group Ltd.	144,000	207,654
Contemporary Amperex Technology Co. Ltd. (a) (b)	20,200	847,113
Contemporary Amperex Technology Co. Ltd. Class A	71,220	2,507,711
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	36,400	52,493
COSCO SHIPPING Holdings Co. Ltd. Class A	301,500	633,040
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	691,900	1,202,231
COSCO SHIPPING Ports Ltd. (a)	358,804	237,679
Country Garden Services Holdings Co. Ltd.	863,000	721,182
CRRC Corp. Ltd. Class A	331,200	325,506
CRRC Corp. Ltd. Class H	1,279,000	772,288
CSC Financial Co. Ltd. Class A	53,200	178,617
CSG Holding Co. Ltd. Class B	137,900	31,620
CSPC Innovation Pharmaceutical Co. Ltd. Class A	11,640	83,995
CSPC Pharmaceutical Group Ltd.	2,749,280	2,696,746
Dalipal Holdings Ltd. (a) (b)	144,000	102,176
Daqin Railway Co. Ltd. Class A	189,500	174,602
Daqo New Energy Corp. ADR (a) (b)	12,000	182,040
Dong-E-E-Jiao Co. Ltd. Class A	26,900	196,404

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Dongfang Electric Corp. Ltd. Class A	54,100	$126,430
Dongyue Group Ltd.	444,000	592,754
DPC Dash Ltd. (b)	15,600	204,092
East Buy Holding Ltd. (a) (b) (e)	116,000	175,256
East Money Information Co. Ltd. Class A	268,840	868,091
Eastroc Beverage Group Co. Ltd. Class A	9,570	419,572
Ecovacs Robotics Co. Ltd. Class A	3,400	27,639
Empyrean Technology Co. Ltd. Class A	4,200	72,635
ENN Energy Holdings Ltd.	216,700	1,730,839
ENN Natural Gas Co. Ltd. Class A	24,700	65,171
Eoptolink Technology, Inc. Ltd. Class A	11,760	208,533
ESR Group Ltd. (b) (e)	395,800	652,440
Eve Energy Co. Ltd. Class A	21,906	140,094
Everbright Securities Co. Ltd. Class A	35,500	89,107
Everdisplay Optronics Shanghai Co. Ltd. Class A (b)	1,180,046	385,488
Everest Medicines Ltd. (a) (b) (e)	73,000	578,420
Far East Horizon Ltd.	401,000	348,385
FIH Mobile Ltd. (b)	29,700	38,969
FinVolution Group ADR	34,800	329,904
First Tractor Co. Ltd. Class H (a)	108,000	95,068
Flat Glass Group Co. Ltd. Class A	16,900	35,885
Focus Media Information Technology Co. Ltd. Class A	239,900	244,483
Foshan Haitian Flavouring & Food Co. Ltd. Class A	104,609	568,233
Fosun International Ltd.	1,139,000	677,596
Founder Securities Co. Ltd. Class A	100,200	110,647
Foxconn Industrial Internet Co. Ltd. Class A	192,600	574,857
Fu Shou Yuan International Group Ltd. (a)	276,000	130,792
Fufeng Group Ltd.	357,000	313,341
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	280,945
Fuyao Glass Industry Group Co. Ltd. Class H (e)	161,600	1,153,845
GalaxyCore, Inc. Class A	18,062	38,831
Ganfeng Lithium Group Co. Ltd. Class A	22,280	105,037
GCL Technology Holdings Ltd. (a) (b)	7,080,000	901,911
GD Power Development Co. Ltd. Class A	239,700	161,961
GDS Holdings Ltd. Class A (b)	287,100	1,078,911
Geely Automobile Holdings Ltd.	1,776,000	3,610,823
GEM Co. Ltd. Class A	32,900	29,165
Security Description	Shares	Value
Gemdale Properties & Investment Corp. Ltd. (a)	808,000	$32,423
Genertec Universal Medical Group Co. Ltd. (e)	93,000	66,344
Genscript Biotech Corp. (a) (b)	354,000	667,414
GF Securities Co. Ltd. Class A	104,500	245,234
Giant Biogene Holding Co. Ltd. (e)	94,200	692,400
GigaDevice Semiconductor, Inc. Class A (b)	6,928	122,376
GoerTek, Inc. Class A	48,100	156,592
Goldwind Science & Technology Co. Ltd. Class A	22,900	32,768
Goneo Group Co. Ltd. Class A	11,368	76,573
Gotion High-tech Co. Ltd. Class A (b)	8,500	38,518
Great Wall Motor Co. Ltd. Class A (b)	14,400	43,181
Great Wall Motor Co. Ltd. Class H (b)	828,000	1,274,171
Gree Electric Appliances, Inc. of Zhuhai Class A	47,700	299,126
Greentown China Holdings Ltd.	261,000	314,197
Greentown Management Holdings Co. Ltd. (a) (e)	153,000	57,692
Greentown Service Group Co. Ltd.	280,000	156,229
Guangdong Haid Group Co. Ltd. Class A	22,500	184,036
Guangdong Investment Ltd.	908,000	758,787
Guanghui Energy Co. Ltd. Class A (b)	204,300	171,696
Guangzhou Automobile Group Co. Ltd. Class A	198,200	207,244
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	37,167
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	99,444
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	652,400	78,953
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	67,945
Guosen Securities Co. Ltd. Class A	90,800	146,027
Guotai Haitong Securities Co. Ltd. Class A	284,970	762,238
Guotai Haitong Securities Co. Ltd. Class H (e)	577,880	927,553
H World Group Ltd. ADR (a)	56,500	1,916,480
Haichang Ocean Park Holdings Ltd. (a) (b) (e)	486,000	48,910
Haidilao International Holding Ltd. (e)	466,000	884,510
Haier Smart Home Co. Ltd. Class A	74,500	257,723

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Haier Smart Home Co. Ltd. Class H	670,600	$1,917,831
Hainan Airlines Holding Co. Ltd. Class A (b)	509,600	95,330
Hainan Airport Infrastructure Co. Ltd. Class A (b)	139,100	68,743
Hainan Meilan International Airport Co. Ltd. Class H (b)	25,000	34,076
Haitian International Holdings Ltd.	158,000	410,599
Hangzhou First Applied Material Co. Ltd. Class A	30,951	55,998
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (e)	66,800	161,171
Hangzhou Silan Microelectronics Co. Ltd. Class A	35,900	124,392
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	176,592	251,503
Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	58,805
Hansoh Pharmaceutical Group Co. Ltd. (e)	306,000	1,159,682
Harbin Electric Co. Ltd. Class H	36,000	26,828
HBM Holdings Ltd. (b) (e)	148,000	159,878
Health & Happiness H&H International Holdings Ltd.	69,000	100,380
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	21,400	63,216
Hello Group, Inc. ADR	33,300	281,052
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	24,800	57,610
Henan Shuanghui Investment & Development Co. Ltd. Class A	102,100	347,928
Hengan International Group Co. Ltd.	154,000	442,382
Hengli Petrochemical Co. Ltd. Class A	99,100	197,283
Hengtong Optic-electric Co. Ltd. Class A	52,500	112,136
Hisense Home Appliances Group Co. Ltd. Class H	112,000	305,325
Hithink RoyalFlush Information Network Co. Ltd. Class A	7,100	270,603
Hopson Development Holdings Ltd. (b)	253,204	107,088
Hoshine Silicon Industry Co. Ltd. Class A	3,500	23,160
Hua Hong Semiconductor Ltd. (a) (b) (e)	208,000	919,439
Huadian Power International Corp. Ltd. Class A	84,700	64,680
Huadong Medicine Co. Ltd. Class A	20,060	113,026
Huafon Chemical Co. Ltd. Class A	33,800	31,190
Huaibei Mining Holdings Co. Ltd. Class A	25,800	40,844
Security Description	Shares	Value
Hualan Biological Engineering, Inc. Class A	77,160	$168,794
Huaneng Lancang River Hydropower, Inc. Class A	326,400	435,161
Huaneng Power International, Inc. Class A	155,200	154,698
Huaneng Power International, Inc. Class H	1,170,000	754,166
Huangshan Tourism Development Co. Ltd. Class B	20,400	14,872
Huaqin Technology Co. Ltd. Class A	33,900	381,823
Huatai Securities Co. Ltd. Class A	90,300	224,516
Huatai Securities Co. Ltd. Class H (e)	360,000	729,172
Huaxia Bank Co. Ltd. Class A	152,200	168,069
Huayu Automotive Systems Co. Ltd. Class A	62,800	154,739
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,800	96,952
Humanwell Healthcare Group Co. Ltd. Class A	11,800	34,561
Hunan Valin Steel Co. Ltd. Class A	44,000	27,027
Hundsun Technologies, Inc. Class A	19,510	91,352
HUTCHMED China Ltd. (a) (b)	20,000	60,000
HUTCHMED China Ltd. ADR (a) (b)	21,100	317,555
HUYA, Inc. ADR	25,100	88,352
Hwatsing Technology Co. Ltd. Class A	3,121	73,503
Hygeia Healthcare Holdings Co. Ltd. (b) (e)	73,600	143,075
Hygon Information Technology Co. Ltd. Class A	39,948	787,957
IEIT Systems Co. Ltd. Class A	59,800	424,761
Iflytek Co. Ltd. Class A	35,600	237,958
Imeik Technology Development Co. Ltd. Class A	2,660	64,915
Industrial & Commercial Bank of China Ltd. Class A	997,400	1,056,835
Industrial & Commercial Bank of China Ltd. Class H	19,300,000	15,292,484
Industrial Bank Co. Ltd. Class A	381,600	1,243,384
Industrial Securities Co. Ltd. Class A	42,900	37,072
Ingenic Semiconductor Co. Ltd. Class A	8,200	79,217
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	892,200	222,952
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	70,600	194,952
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	169,149

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	90,600	$352,628
Inner Mongolia Yitai Coal Co. Ltd. Class B	347,300	688,001
InnoCare Pharma Ltd. (b) (e)	228,000	380,484
Innovent Biologics, Inc. (a) (b) (e)	333,500	3,330,752
Inspur Digital Enterprise Technology Ltd.	142,000	136,392
iQIYI, Inc. ADR (a) (b)	125,100	221,427
Isoftstone Information Technology Group Co. Ltd. Class A	8,500	64,837
JA Solar Technology Co. Ltd. Class A (b)	34,160	47,593
JCET Group Co. Ltd. Class A	57,900	272,317
JD Health International, Inc. (b) (e)	315,350	1,727,395
JD Logistics, Inc. (b) (e)	525,400	879,459
JD.com, Inc. Class A	689,854	11,239,787
JF SmartInvest Holdings Ltd.	39,500	241,025
Jiangsu Eastern Shenghong Co. Ltd. Class A (b)	75,300	87,566
Jiangsu Expressway Co. Ltd. Class H	608,000	858,171
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	135,373
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	134,024	971,060
Jiangsu Hoperun Software Co. Ltd. Class A (b)	25,200	178,820
Jiangsu King's Luck Brewery JSC Ltd. Class A	19,600	106,521
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	34,700	54,110
Jiangsu Yanghe Distillery Co. Ltd. Class A	18,200	164,007
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	362,304
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	50,265
Jiangxi Copper Co. Ltd. Class A	32,700	106,959
Jiangxi Copper Co. Ltd. Class H	557,000	1,081,361
Jinan Acetate Chemical Co. Ltd.	150,810	467,216
Jinchuan Group International Resources Co. Ltd. (a)	832,000	67,832
Jinko Solar Co. Ltd. Class A (b)	79,291	57,450
JinkoSolar Holding Co. Ltd. ADR (a)	9,100	193,102
Jinxin Fertility Group Ltd. (a) (b) (e)	455,500	177,558
Jiumaojiu International Holdings Ltd. (a) (e)	188,000	67,057
JNBY Design Ltd.	41,500	91,459
JOYY, Inc. ADR	7,400	376,734
Kangji Medical Holdings Ltd. (a)	92,000	89,070
Kanzhun Ltd. ADR (b)	74,100	1,321,944
KE Holdings, Inc. ADR	189,700	3,365,278
Security Description	Shares	Value
Keymed Biosciences, Inc. (a) (b) (e)	72,500	$426,688
Kinetic Development Group Ltd.	998,000	143,661
Kingboard Holdings Ltd.	162,000	517,987
Kingdee International Software Group Co. Ltd. (b)	960,000	1,888,204
Kingsoft Cloud Holdings Ltd. (a) (b)	124,000	104,887
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	32,200	403,144
Kingsoft Corp. Ltd.	266,400	1,387,995
KLN Logistics Group Ltd.	101,500	98,138
Kuaishou Technology (b) (e)	770,200	6,210,657
Kuang-Chi Technologies Co. Ltd. Class A	76,900	429,205
Kunlun Energy Co. Ltd.	1,042,000	1,011,470
Kunlun Tech Co. Ltd. Class A (b)	14,200	66,667
Kweichow Moutai Co. Ltd. Class A	21,000	4,132,249
LB Group Co. Ltd. Class A	11,000	24,893
Lee & Man Paper Manufacturing Ltd. (a)	156,000	45,111
Legend Holdings Corp. Class H (b) (e)	129,200	146,482
Lenovo Group Ltd.	2,146,000	2,575,200
Lens Technology Co. Ltd. Class A	158,300	492,813
Lepu Biopharma Co. Ltd. Class H (a) (b) (e)	112,000	77,045
Li Auto, Inc. Class A (b)	382,000	5,206,879
Li Ning Co. Ltd.	657,500	1,417,185
Lifetech Scientific Corp. (a) (b)	1,054,000	272,563
Lingbao Gold Group Co. Ltd. Class H	95,000	124,408
Lingyi iTech Guangdong Co. Class A	50,400	60,439
Longfor Group Holdings Ltd. (a) (e)	561,775	662,680
LONGi Green Energy Technology Co. Ltd. Class A	86,492	181,360
Lonking Holdings Ltd.	174,000	46,769
Loongson Technology Corp. Ltd. Class A (b)	8,995	167,502
Lufax Holding Ltd. ADR (b)	97,650	272,444
Luxshare Precision Industry Co. Ltd. Class A	142,268	688,981
Luye Pharma Group Ltd. (a) (b) (e)	416,000	189,717
Luzhou Laojiao Co. Ltd. Class A	18,500	292,874
Mango Excellent Media Co. Ltd. Class A	9,700	29,548
Maoyan Entertainment (a) (e)	41,600	38,632
Maxscend Microelectronics Co. Ltd. Class A	4,000	39,854
Medlive Technology Co. Ltd. (a) (e)	94,000	175,786
Meihua Holdings Group Co. Ltd. Class A	81,900	122,224

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Meitu, Inc. (e)	814,000	$936,359
Meituan Class B (b) (e)	1,443,710	23,044,186
Metallurgical Corp. of China Ltd. Class A	364,100	151,472
MicroPort NeuroScientific Corp. (a)	71,000	117,399
Microport Scientific Corp. (a) (b)	220,108	245,624
Midea Group Co. Ltd. Class A	94,500	952,500
Midea Group Co. Ltd. Class H	77,400	734,068
Ming Yuan Cloud Group Holdings Ltd.	94,000	33,169
MINISO Group Holding Ltd. (a)	81,800	370,966
MINISO Group Holding Ltd. ADR (a)	21,700	395,374
Minth Group Ltd.	324,000	924,535
MMG Ltd. (b)	1,282,400	625,681
Mobvista, Inc. (b) (e)	168,000	151,949
Montage Technology Co. Ltd. Class A	9,953	113,937
Muyuan Foods Co. Ltd. Class A	240,223	1,408,845
NARI Technology Co. Ltd. Class A	168,028	525,678
National Silicon Industry Group Co. Ltd. Class A	75,121	196,319
NAURA Technology Group Co. Ltd. Class A	9,800	604,993
NetDragon Websoft Holdings Ltd.	53,500	73,196
NetEase Cloud Music, Inc. (b) (e)	25,650	787,471
NetEase, Inc.	493,200	13,256,713
New China Life Insurance Co. Ltd. Class A	25,600	209,070
New China Life Insurance Co. Ltd. Class H	266,600	1,451,866
New Hope Liuhe Co. Ltd. Class A (b)	192,400	251,944
New Horizon Health Ltd. (a) (b) (c) (e)	46,000	41,429
New Oriental Education & Technology Group, Inc.	395,500	2,123,608
Newborn Town, Inc. (b)	264,000	330,589
Nexteer Automotive Group Ltd. (a)	160,000	116,178
Ninestar Corp. Class A (b)	16,800	53,802
Ningbo Deye Technology Co. Ltd. Class A	10,584	77,808
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	76,520
Ningbo Tuopu Group Co. Ltd. Class A	23,925	157,816
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	241,092
NIO, Inc. Class A (b)	445,790	1,556,006
Noah Holdings Ltd. ADR (a)	9,000	107,460
Nongfu Spring Co. Ltd. Class H (a) (e)	547,600	2,797,294
Security Description	Shares	Value
OFILM Group Co. Ltd. Class A (b)	35,200	$58,231
OmniVision Integrated Circuits Group, Inc. Class A	10,935	194,866
Onewo, Inc. Class H	61,400	164,646
Oppein Home Group, Inc. Class A	6,300	49,648
Orient Securities Co. Ltd. Class A	104,928	141,796
OSL Group Ltd. (a) (b)	82,000	160,657
PDD Holdings, Inc. ADR (b)	194,800	20,387,768
People's Insurance Co. Group of China Ltd. Class A	77,000	93,628
People's Insurance Co. Group of China Ltd. Class H	2,946,000	2,240,461
PetroChina Co. Ltd. Class A	298,300	356,054
PetroChina Co. Ltd. Class H	5,978,000	5,140,318
Pharmaron Beijing Co. Ltd. Class A (b)	54,800	187,738
PICC Property & Casualty Co. Ltd. Class H	1,957,700	3,790,706
Ping An Bank Co. Ltd. Class A	278,300	468,939
Ping An Healthcare & Technology Co. Ltd. (e)	193,100	215,731
Ping An Insurance Group Co. of China Ltd. Class A	174,590	1,352,234
Ping An Insurance Group Co. of China Ltd. Class H	1,859,500	11,808,417
Piotech, Inc. Class A	4,559	97,829
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	153,787
Poly Property Group Co. Ltd.	196,120	37,725
Poly Property Services Co. Ltd. Class H	13,800	58,276
Pop Mart International Group Ltd. (e)	154,800	5,257,284
Postal Savings Bank of China Co. Ltd. Class A	334,800	255,664
Postal Savings Bank of China Co. Ltd. Class H (e)	2,866,000	2,000,724
Power Construction Corp. of China Ltd. Class A	262,500	178,465
Prosus NV	370,362	20,637,546
Q Technology Group Co. Ltd.	151,000	159,656
Qifu Technology, Inc. ADR	30,800	1,335,488
Qinghai Salt Lake Industry Co. Ltd. Class A (b)	92,800	221,275
Radiance Holdings Group Co. Ltd. (a) (b)	99,000	38,339
Range Intelligent Computing Technology Group Co. Ltd. Class A	24,800	171,481
Remegen Co. Ltd. Class H (a) (b) (e)	76,500	530,627
REPT BATTERO Energy Co. Ltd. (b)	72,800	107,577
RLX Technology, Inc. ADR	89,100	196,911

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
RoboSense Technology Co. Ltd. (b)	62,000	$254,713
Rockchip Electronics Co. Ltd. Class A	5,500	116,601
Rongsheng Petrochemical Co. Ltd. Class A	157,550	182,115
SAIC Motor Corp. Ltd. Class A	168,400	377,323
Sailun Group Co. Ltd. Class A	11,700	21,430
Sanan Optoelectronics Co. Ltd. Class A (b)	59,300	102,819
Sany Heavy Equipment International Holdings Co. Ltd.	249,000	214,108
Sany Heavy Industry Co. Ltd. Class A	99,800	250,087
Sasseur Real Estate Investment Trust	189,800	95,373
Satellite Chemical Co. Ltd. Class A	24,680	59,709
SDIC Capital Co. Ltd. Class A	78,900	82,831
SDIC Power Holdings Co. Ltd. Class A	88,700	182,523
Seazen Group Ltd. (b)	491,333	145,835
Seres Group Co. Ltd. Class A	40,000	750,061
SF Holding Co. Ltd. Class A	68,300	464,922
SG Micro Corp. Class A	8,196	83,263
Shaanxi Coal Industry Co. Ltd. Class A	123,100	330,643
Shandong Gold Mining Co. Ltd. Class A	88,500	394,492
Shandong Gold Mining Co. Ltd. Class H (a) (e)	162,750	564,960
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	105,500	872,201
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	41,294
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	43,951
Shandong Sun Paper Industry JSC Ltd. Class A	117,800	221,353
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	424,976
Shanghai Baosight Software Co. Ltd. Class A	52,080	171,730
Shanghai Baosight Software Co. Ltd. Class B	164,756	223,244
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	3,792	69,698
Shanghai Chicmax Cosmetic Co. Ltd. (a)	10,200	106,548
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	61,381
Shanghai Conant Optical Co. Ltd. Class H (a)	82,500	393,057
Shanghai Electric Group Co. Ltd. Class A (b)	276,000	284,741
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	78,459
Security Description	Shares	Value
Shanghai Industrial Holdings Ltd.	53,000	$91,552
Shanghai International Airport Co. Ltd. Class A	18,700	82,938
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	69,321
Shanghai M&G Stationery, Inc. Class A	6,100	24,687
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	68,324
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	117,500	241,885
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	63,900
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	838,441
Shanghai Putailai New Energy Technology Co. Ltd. Class A	29,232	76,639
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	436,763
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	318,091
Shanghai United Imaging Healthcare Co. Ltd. Class A	10,313	183,911
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	45,900	164,680
Shanjin International Gold Co. Ltd. Class A	109,000	288,206
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	115,685
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	101,330
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,860	415,171
Shengyi Technology Co. Ltd. Class A	55,900	235,285
Shennan Circuits Co. Ltd. Class A	12,428	187,049
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	157,402
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	277,186
Shenzhen International Holdings Ltd.	291,916	287,825
Shenzhen Investment Ltd. (b)	724,301	82,118
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	498,876
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	68,097
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	47,573
Shenzhen Transsion Holdings Co. Ltd. Class A	13,645	151,820
Shenzhou International Group Holdings Ltd.	228,500	1,624,242

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Shoucheng Holdings Ltd. (a)	712,000	$145,121
Shougang Fushan Resources Group Ltd.	1,244,133	453,276
Shui On Land Ltd.	328,000	30,084
Sichuan Biokin Pharmaceutical Co. Ltd. Class A (b)	13,148	543,530
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	171,750
Sichuan Expressway Co. Ltd. Class H (a)	20,000	12,280
Sichuan Road & Bridge Group Co. Ltd. Class A	55,160	76,235
Sieyuan Electric Co. Ltd. Class A (b)	11,100	112,981
Sihuan Pharmaceutical Holdings Group Ltd. (a)	463,000	65,469
Silergy Corp. (a)	89,000	1,083,099
Silvercorp Metals, Inc. (a)	52,400	221,582
Simcere Pharmaceutical Group Ltd. (e)	178,000	252,148
Sinopec Engineering Group Co. Ltd. Class H	563,000	428,884
Sinopec Kantons Holdings Ltd.	120,000	69,554
Sinopharm Group Co. Ltd. Class H	404,000	945,926
Sinotruk Hong Kong Ltd.	174,000	507,592
SITC International Holdings Co. Ltd.	387,000	1,239,879
Smoore International Holdings Ltd. (a) (e)	613,000	1,424,347
Spring Airlines Co. Ltd. Class A	11,800	91,673
Sun Art Retail Group Ltd.	1,572,000	458,583
Sunac China Holdings Ltd. (a) (b)	1,632,000	297,294
Sunac Services Holdings Ltd. (e)	325,000	71,624
Sungrow Power Supply Co. Ltd. Class A	23,380	221,196
Sunny Optical Technology Group Co. Ltd.	196,600	1,736,842
Sunwoda Electronic Co. Ltd. Class A	18,900	52,928
SUPCON Technology Co. Ltd. Class A	22,030	138,119
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	47,500	250,459
Suzhou TFC Optical Communication Co. Ltd. Class A	11,172	124,522
SY Holdings Group Ltd.	92,500	138,573
TAL Education Group ADR (b)	108,900	1,112,958
TBEA Co. Ltd. Class A	146,900	244,657
TCL Electronics Holdings Ltd.	337,000	409,552
TCL Technology Group Corp. Class A (b)	153,890	93,024
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	81,375	87,247
Security Description	Shares	Value
Tencent Holdings Ltd.	1,833,700	$117,496,955
Tencent Music Entertainment Group ADR	204,700	3,989,603
Theme International Holdings Ltd. (a) (b)	750,000	64,968
Tiangong International Co. Ltd. (a)	1,110,000	284,217
Tianli International Holdings Ltd.	430,000	248,688
Tianneng Power International Ltd.	606,000	485,572
Tianqi Lithium Corp. Class A (b)	15,200	67,988
Tianshui Huatian Technology Co. Ltd. Class A	237,400	334,733
Tingyi Cayman Islands Holding Corp.	480,000	703,185
Tong Ren Tang Technologies Co. Ltd. Class H	51,000	32,029
Tongcheng Travel Holdings Ltd.	440,000	1,097,478
TongFu Microelectronics Co. Ltd. Class A	89,900	321,540
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	161,751
Tongwei Co. Ltd. Class A (b)	46,800	109,435
Topsports International Holdings Ltd. (e)	463,000	180,482
Towngas Smart Energy Co. Ltd.	104,722	52,561
TravelSky Technology Ltd. Class H	209,000	279,554
Trina Solar Co. Ltd. Class A (b)	19,751	40,064
Trip.com Group Ltd.	175,250	10,180,127
Tsingtao Brewery Co. Ltd. Class A	9,200	89,211
Tsingtao Brewery Co. Ltd. Class H	182,000	1,188,217
Tuhu Car, Inc. (b) (e)	70,000	172,637
Tuya, Inc. ADR	50,200	115,962
UBTech Robotics Corp. Ltd. (a) (b)	38,250	403,939
Unigroup Guoxin Microelectronics Co. Ltd. Class A	11,519	105,909
Unisplendour Corp. Ltd. Class A	53,180	178,104
Up Fintech Holding Ltd. ADR (b)	42,900	413,985
Victory Giant Technology Huizhou Co. Ltd. Class A	23,300	437,106
Vipshop Holdings Ltd. ADR	86,000	1,294,300
Vnet Group, Inc. ADR (b)	24,100	166,290
VSTECS Holdings Ltd.	136,000	134,614
Wanguo Gold Group Ltd. (a)	92,000	367,414
Wanhua Chemical Group Co. Ltd. Class A	41,400	313,600
Want Want China Holdings Ltd.	1,765,000	1,232,127
Weibo Corp. ADR (a)	20,110	191,648
Weichai Power Co. Ltd. Class A	79,100	169,836
Weichai Power Co. Ltd. Class H	575,000	1,167,580
Weimob, Inc. (a) (b) (e)	1,059,000	244,177
WellCell Holdings Co. Ltd. (b)	100,000	88,153
Wens Foodstuff Group Co. Ltd. Class A	85,960	204,965

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
West China Cement Ltd. (a)	262,000	$50,397
Western Securities Co. Ltd. Class A	30,800	33,882
Western Superconducting Technologies Co. Ltd. Class A	35,591	257,772
Wharf Holdings Ltd. (a)	254,000	773,325
Wilmar International Ltd.	511,700	1,153,048
Wingtech Technology Co. Ltd. Class A	15,500	72,554
Wuhan Guide Infrared Co. Ltd. Class A (b)	60,642	86,775
Wuliangye Yibin Co. Ltd. Class A	68,000	1,128,721
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	81,080
WuXi AppTec Co. Ltd. Class A	50,900	494,209
WuXi AppTec Co. Ltd. Class H (a) (e)	80,403	805,566
Wuxi Biologics Cayman, Inc. (b) (e)	939,000	3,068,197
XCMG Construction Machinery Co. Ltd. Class A	112,400	121,922
XD, Inc.	99,000	608,503
Xiamen C & D, Inc. Class A	72,000	104,233
Xiamen Tungsten Co. Ltd. Class A	89,400	261,093
Xiaomi Corp. Class B (b) (e)	4,937,200	37,705,113
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	95,679
Xinjiang Daqo New Energy Co. Ltd. Class A (b)	21,185	63,054
Xinte Energy Co. Ltd. Class H (a) (b)	84,800	57,578
Xinyi Energy Holdings Ltd. (a)	133,882	19,613
Xinyi Glass Holdings Ltd.	372,461	357,752
Xinyi Solar Holdings Ltd. (a)	1,067,811	338,707
XPeng, Inc. Class A (b)	341,200	3,068,627
XtalPi Holdings Ltd. (a) (b)	260,000	192,433
Xtep International Holdings Ltd.	299,195	214,582
XXF Group Holdings Ltd. (a) (b)	240,000	191,083
Yadea Group Holdings Ltd. (a) (e)	363,870	582,192
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H (a) (b) (e)	59,500	161,446
Yangzijiang Shipbuilding Holdings Ltd.	688,600	1,200,245
Yankuang Energy Group Co. Ltd. Class A	126,815	215,455
Yankuang Energy Group Co. Ltd. Class H	835,800	831,541
Yanlord Land Group Ltd. (b)	128,800	50,563
Yantai Changyu Pioneer Wine Co. Ltd. Class B	36,300	37,965
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	56,500	276,066
Yealink Network Technology Corp. Ltd. Class A	42,460	206,042
Security Description	Shares	Value
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (b) (e)	38,800	$73,349
Yidu Tech, Inc. (b) (e)	367,000	271,627
Yifeng Pharmacy Chain Co. Ltd. Class A	11,618	39,688
Yihai International Holding Ltd.	111,000	196,548
Yihai Kerry Arawana Holdings Co. Ltd. Class A	10,000	41,225
Yixin Group Ltd. (a) (e)	1,099,500	326,348
Yonghui Superstores Co. Ltd. Class A (b)	402,800	275,538
Yonyou Network Technology Co. Ltd. Class A (b)	51,830	96,741
Youngor Fashion Co. Ltd. Class A	208,500	212,483
YTO Express Group Co. Ltd. Class A	44,600	80,257
Yuexiu Property Co. Ltd. (a)	397,540	217,761
Yuexiu Transport Infrastructure Ltd.	208,000	98,038
Yum China Holdings, Inc.	103,500	4,627,485
Yunnan Aluminium Co. Ltd. Class A	41,400	92,358
Yunnan Baiyao Group Co. Ltd. Class A	12,880	100,316
Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	275,000	203,088
Yunnan Energy New Material Co. Ltd. Class A (b)	8,000	32,712
Yunnan Yuntianhua Co. Ltd. Class A	19,100	58,581
Yutong Bus Co. Ltd. Class A	34,500	119,734
Zai Lab Ltd. (a) (b)	112,800	394,441
Zai Lab Ltd. ADR (a) (b)	17,795	622,291
Zangge Mining Co. Ltd. Class A	16,400	97,693
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,300	203,831
Zhaojin Mining Industry Co. Ltd. Class H	450,500	1,170,726
Zhejiang China Commodities City Group Co. Ltd. Class A	66,500	191,985
Zhejiang Chint Electrics Co. Ltd. Class A	34,700	109,819
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	109,958
Zhejiang Expressway Co. Ltd. Class H	452,640	416,313
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	97,626
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	78,079
Zhejiang Juhua Co. Ltd. Class A	28,100	112,507
Zhejiang Leapmotor Technology Co. Ltd. (b) (e)	161,900	1,128,144
Zhejiang NHU Co. Ltd. Class A	74,948	222,548

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	21,800	$80,284
Zhejiang Supor Co. Ltd. Class A	3,800	27,793
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	62,329
Zhejiang Zheneng Electric Power Co. Ltd. Class A	134,200	99,294
Zheshang Securities Co. Ltd. Class A	21,700	33,051
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (e)	166,300	386,833
Zhongji Innolight Co. Ltd. Class A	13,300	270,822
Zhongjin Gold Corp. Ltd. Class A	58,800	120,093
Zhongsheng Group Holdings Ltd.	193,000	297,490
Zhongtai Securities Co. Ltd. Class A	72,500	65,080
Zhongyu Energy Holdings Ltd. (a)	146,000	75,883
Zhou Hei Ya International Holdings Co. Ltd. (e)	202,000	64,589
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	12,432
Zhuzhou CRRC Times Electric Co. Ltd. Class H	121,800	490,303
Zijin Mining Group Co. Ltd. Class A	326,400	888,548
Zijin Mining Group Co. Ltd. Class H (a)	1,514,000	3,866,968
Zonqing Environmental Ltd.	86,000	68,471
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	88,216
ZTE Corp. Class A	55,000	249,464
ZTE Corp. Class H	220,000	681,019
ZTO Express Cayman, Inc.	133,300	2,351,853
Zylox-Tonbridge Medical Technology Co. Ltd. (e)	37,000	98,038
		777,806,136
COLOMBIA — 0.0% *
Aris Mining Corp. (b)	40,600	272,849
Cementos Argos SA	186,255	469,627
Grupo Cibest SA	71,291	890,047
Grupo Cibest SA ADR	5,003	231,088
Interconexion Electrica SA ESP	116,011	561,737
		2,425,348
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	212,400	1,592,416
CZECH REPUBLIC — 0.1%
CEZ AS	60,676	3,552,862
Colt CZ Group SE	2,481	84,596
Komercni Banka AS	17,471	842,136
Moneta Money Bank AS (e)	76,336	524,924
Philip Morris CR AS	128	106,255
		5,110,773
Security Description	Shares	Value
DENMARK — 1.4%
ALK-Abello AS (b)	34,792	$1,023,101
Alm Brand AS	225,793	601,091
Ambu AS Class B	49,672	776,833
AP Moller - Maersk AS Class A	775	1,426,650
AP Moller - Maersk AS Class B	1,370	2,538,115
Bavarian Nordic AS (b)	23,814	633,024
Better Collective AS (a) (b)	8,665	119,196
Cadeler AS (b)	60,220	297,836
Carlsberg AS Class B	26,038	3,676,406
cBrain AS	2,930	99,114
Cementir Holding NV	10,780	187,534
Chemometec AS	4,698	432,043
Coloplast AS Class B	34,962	3,309,283
D/S Norden AS	8,017	253,787
Danske Bank AS	194,333	7,897,702
Demant AS (b)	23,410	973,115
Dfds AS (b)	10,740	189,933
DSV AS	57,331	13,728,843
FLSmidth & Co. AS	11,518	701,323
Genmab AS (b)	18,910	3,912,434
GN Store Nord AS (b)	35,890	550,564
Gubra AS	2,713	198,573
H Lundbeck AS	75,388	431,277
ISS AS	39,319	1,092,504
Jyske Bank AS	11,985	1,208,720
Matas AS	12,409	260,449
Netcompany Group AS (b) (e)	11,321	480,926
NKT AS (b)	14,195	1,144,614
Novo Nordisk AS Class B	911,735	63,060,308
Novonesis Novozymes B Class B	98,228	7,018,052
NTG Nordic Transport Group AS (b)	2,507	74,392
Orsted AS (b) (e)	44,793	1,916,941
Pandora AS	24,217	4,236,965
Per Aarsleff Holding AS	4,610	476,536
Ringkjoebing Landbobank AS	7,114	1,553,578
Rockwool AS Class B	25,050	1,168,196
Royal Unibrew AS	13,372	1,088,771
Scandinavian Tobacco Group AS (e)	12,600	166,525
Schouw & Co. AS	3,570	339,262
Sydbank AS	13,825	1,021,899
Tryg AS	92,404	2,378,504
Vestas Wind Systems AS	281,933	4,214,933
Zealand Pharma AS (b)	17,754	990,803
		137,850,655
EGYPT — 0.0% *
Commercial International Bank - Egypt (CIB)	494,266	840,900
Eastern Co. SAE	280,787	170,002
EFG Holding SAE (b)	146,048	77,254
E-Finance for Digital & Financial Investments	126,688	32,727
Talaat Moustafa Group	131,579	147,512

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Telecom Egypt Co.	60,241	$46,199
U Consumer Finance (b)	43,894	7,707
		1,322,301
FAEROE ISLANDS — 0.0% *
Bakkafrost P	14,842	665,563
FINLAND — 0.7%
Citycon OYJ (a)	19,217	85,810
Elisa OYJ	40,904	2,260,553
Finnair OYJ (a)	51,154	161,046
Fortum OYJ	127,026	2,369,348
Harvia OYJ (a)	3,684	209,736
Hiab OYJ Class B	10,055	606,677
Huhtamaki OYJ	25,806	917,253
Kalmar OYJ Class B	10,055	425,618
Kemira OYJ	31,779	733,765
Kempower OYJ (a) (b)	5,722	73,146
Kesko OYJ Class B	75,064	1,845,104
Kojamo OYJ (a) (b)	37,077	478,751
Kone OYJ Class B	97,299	6,382,299
Konecranes OYJ	17,918	1,416,575
Mandatum OYJ (a)	122,767	798,946
Marimekko OYJ	8,480	123,234
Metsa Board OYJ Class B (a)	32,480	119,946
Metso OYJ (a)	176,037	2,268,917
Neste OYJ	114,709	1,551,181
Nokia OYJ (d)	1,478,883	7,648,754
Nokia OYJ (d)	12,368	63,691
Nokian Renkaat OYJ (a)	34,104	245,802
Nordea Bank Abp (d)	668,319	9,873,596
Nordea Bank Abp (d)	222,223	3,289,399
Orion OYJ Class B	30,687	2,299,999
Outokumpu OYJ (a)	178,236	732,696
Puuilo OYJ	18,546	284,101
QT Group OYJ (a) (b)	5,211	351,418
Revenio Group OYJ	6,933	225,431
Sampo OYJ Class A (d)	628,715	6,738,093
Sampo OYJ Class A (d)	64,555	684,979
Stora Enso OYJ Class R (a)	154,890	1,677,085
TietoEVRY OYJ (a)	29,125	550,433
Tokmanni Group Corp. (a)	9,924	122,900
UPM-Kymmene OYJ	170,239	4,628,178
Valmet OYJ (a)	39,281	1,211,309
Wartsila OYJ Abp	137,193	3,227,320
YIT OYJ (a) (b)	22,823	63,655
		66,746,744
FRANCE — 5.3%
Accor SA	55,472	2,886,582
Aeroports de Paris SA	9,143	1,141,939
Air France-KLM (b)	33,471	363,589
Air Liquide SA	163,772	33,669,557
Airbus SE	168,198	34,998,060
Alstom SA (b)	97,976	2,277,180
Altarea SCA REIT	1,444	171,538
Alten SA	7,893	689,794
Security Description	Shares	Value
Amundi SA (e)	16,428	$1,324,811
Antin Infrastructure Partners SA	8,410	113,331
Arkema SA	15,391	1,130,073
Assystem SA	1,654	81,739
Aubay	3,025	177,900
AXA SA	499,507	24,433,039
Beneteau SACA	8,515	77,864
BioMerieux	10,936	1,507,089
BNP Paribas SA	288,161	25,815,822
Bollore SE	215,725	1,349,709
Bouygues SA	53,649	2,418,273
Bureau Veritas SA	86,661	2,943,978
Canal & SA	199,610	623,114
Capgemini SE	46,077	7,845,386
Carmila SA REIT (b)	16,368	319,714
Carrefour SA	153,525	2,157,176
Cie de Saint-Gobain SA	127,136	14,870,126
Cie des Alpes	5,732	138,607
Cie Generale des Etablissements Michelin SCA	189,835	7,028,301
Clariane SE (b)	28,166	171,926
Coface SA	29,757	569,014
Covivio SA REIT	14,878	935,226
Credit Agricole SA	298,471	5,628,534
Danone SA	182,145	14,829,918
Dassault Aviation SA	5,182	1,826,083
Dassault Systemes SE	188,656	6,805,273
Derichebourg SA	21,744	147,147
Edenred SE	64,506	1,990,688
Eiffage SA	18,508	2,590,778
Elior Group SA (b) (e)	27,606	83,994
Elis SA	44,696	1,277,032
Emeis SA (b)	17,828	235,224
Engie SA	517,146	12,095,502
Equasens	1,458	83,691
Eramet SA	1,844	99,354
EssilorLuxottica SA	84,176	23,012,838
Esso SA Francaise	598	105,715
Etablissements Maurel et Prom SA	19,383	109,896
Eurazeo SE	10,839	770,399
Eutelsat Communications SACA (a) (b)	35,649	155,251
Exail Technologies SA (b)	3,409	396,164
Exosens SAS	7,063	334,538
FDJ UNITED (e)	28,821	1,126,589
Fnac Darty SA	3,252	128,263
Forvia SE (b) (d)	36,003	363,961
Forvia SE (b) (d)	5,581	56,406
Gaztransport Et Technigaz SA	9,823	1,939,468
Gecina SA REIT	12,422	1,360,459
Getlink SE	85,626	1,647,392
Hermes International SCA	8,965	24,193,665
ICADE REIT	9,048	253,204
ID Logistics Group SACA (b)	864	417,853
Imerys SA	7,600	249,260

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Interparfums SA	6,624	$256,750
Ipsen SA	10,176	1,207,649
IPSOS SA	9,783	522,511
JCDecaux SE	17,112	311,347
Kaufman & Broad SA	3,405	132,099
Kering SA	21,474	4,652,249
Klepierre SA REIT	60,917	2,391,207
Legrand SA	74,231	9,889,938
LISI SA	3,302	146,515
L'Oreal SA	68,078	29,016,528
Louis Hachette Group	199,610	407,352
LVMH Moet Hennessy Louis Vuitton SE	77,864	40,636,713
Manitou BF SA	1,060	26,005
Mercialys SA REIT	24,762	309,271
Mersen SA	8,155	211,558
Metropole Television SA	7,157	110,392
Nexans SA	8,686	1,130,743
Nexity SA (b)	9,699	108,842
Opmobility	15,366	195,886
Orange SA	524,421	7,950,362
Pernod Ricard SA	57,126	5,673,050
Peugeot Invest SA	1,756	151,710
Pierre Et Vacances SA (b)	37,390	76,983
Planisware SA	4,180	116,289
Publicis Groupe SA	65,168	7,319,273
Quadient SA	7,279	135,857
Remy Cointreau SA	7,619	387,435
Renault SA	52,431	2,408,299
Rexel SA	59,628	1,829,651
Rubis SCA	22,138	712,555
Safran SA	101,924	33,009,623
Sartorius Stedim Biotech	8,265	1,967,538
SCOR SE	40,612	1,335,780
SEB SA	6,568	617,558
Seche Environnement SACA	636	75,105
Societe BIC SA	6,132	380,057
Societe Generale SA	201,856	11,503,852
Sodexo SA	23,377	1,432,424
SOITEC (b)	7,067	387,238
Sopra Steria Group	4,064	986,544
SPIE SA	40,337	2,258,574
Technip Energies NV	36,094	1,514,265
Teleperformance SE	15,304	1,478,845
Television Francaise 1 SA	11,946	123,611
Thales SA	25,815	7,563,610
TotalEnergies SE	578,307	35,367,843
Trigano SA	2,295	398,440
Ubisoft Entertainment SA (b)	25,853	284,842
Unibail-Rodamco-Westfield CDI (b)	34,100	160,008
Unibail-Rodamco-Westfield REIT (b)	32,716	3,116,073
Valeo SE	58,068	633,235
Vallourec SACA	43,266	797,114
Veolia Environnement SA	178,202	6,327,765
Security Description	Shares	Value
Verallia SA (e)	19,117	$632,821
Vicat SACA	3,900	269,187
Vinci SA	140,169	20,583,617
Virbac SACA	1,106	414,800
Vivendi SE (b)	199,610	686,300
Voltalia SA (b)	17,228	174,323
VusionGroup	1,723	554,581
Wavestone	2,248	156,218
Wendel SE	6,922	728,035
Worldline SA (b) (e)	55,280	232,632
		531,122,473
GEORGIA — 0.0% *
Lion Finance Group PLC	9,416	913,547
TBC Bank Group PLC	12,346	785,011
		1,698,558
GERMANY — 5.9%
1&1 AG	6,659	145,703
About You Holding SE (b)	9,925	78,990
Adesso SE	956	99,651
adidas AG	48,674	11,310,061
AIXTRON SE	27,546	504,100
Allianz SE	109,340	44,164,787
AlzChem Group AG	2,017	328,630
Aroundtown SA (b)	196,392	717,424
Atoss Software SE	2,539	420,237
Aurubis AG	8,374	867,973
Auto1 Group SE (b) (e)	40,264	1,293,140
BASF SE	255,507	12,554,934
Bayer AG	277,130	8,306,763
Bayerische Motoren Werke AG	80,628	7,141,922
Bayerische Motoren Werke AG Preference Shares	14,776	1,219,339
Bechtle AG	21,793	1,017,640
Beiersdorf AG	28,829	3,607,441
Bilfinger SE	11,448	1,097,231
Brenntag SE	33,111	2,184,344
CANCOM SE	8,623	283,925
Carl Zeiss Meditec AG	9,444	631,893
Ceconomy AG (b)	43,948	186,750
Cewe Stiftung & Co. KGaA	2,705	311,493
Commerzbank AG	265,959	8,360,604
Continental AG	29,752	2,587,896
Covestro AG (b)	53,597	3,800,054
CTS Eventim AG & Co. KGaA	17,054	2,109,985
CureVac NV (b)	19,663	105,528
Daimler Truck Holding AG	134,653	6,349,365
Dermapharm Holding SE	4,358	177,513
Deutsche Bank AG	524,048	15,483,413
Deutsche Boerse AG	53,315	17,329,450
Deutsche Lufthansa AG	175,620	1,480,167
Deutsche Pfandbriefbank AG (e)	35,822	220,761
Deutsche Post AG	271,161	12,480,629
Deutsche Telekom AG	992,184	36,069,974
Deutz AG	27,770	248,721
Douglas AG (b)	12,460	153,867

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Dr. Ing hc F Porsche AG Preference Shares (e)	30,061	$1,479,940
Draegerwerk AG & Co. KGaA Preference Shares	2,641	208,329
Duerr AG	13,826	366,790
E.ON SE	634,126	11,630,757
Eckert & Ziegler SE	3,948	315,831
Einhell Germany AG Preference Shares	1,161	102,349
Elmos Semiconductor SE	2,710	285,348
Energiekontor AG (b)	1,621	83,248
Evonik Industries AG	69,149	1,420,484
Evotec SE (b)	36,261	306,638
Fielmann Group AG	6,713	446,799
flatexDEGIRO AG	22,003	619,360
Formycon AG (b)	1,736	57,058
Fraport AG Frankfurt Airport Services Worldwide (b)	9,842	738,816
Freenet AG	31,638	1,026,501
Fresenius Medical Care AG	60,609	3,461,245
Fresenius SE & Co. KGaA	121,266	6,075,414
Friedrich Vorwerk Group SE	2,854	196,320
FUCHS SE Preference Shares	17,927	985,682
GEA Group AG	41,270	2,877,619
Gerresheimer AG	9,191	516,570
GFT Technologies SE	2,760	80,672
Grand City Properties SA	19,669	256,282
Grenke AG	5,049	92,102
Hamborner REIT AG	43,682	305,606
Hannover Rueck SE	17,155	5,380,710
Heidelberg Materials AG	37,891	8,871,203
HelloFresh SE (b)	46,004	428,882
Henkel AG & Co. KGaA	33,712	2,433,728
Henkel AG & Co. KGaA Preference Shares	47,923	3,749,917
Hensoldt AG	17,139	1,959,552
Hornbach Holding AG & Co. KGaA	2,806	349,145
HUGO BOSS AG	12,080	556,853
Hypoport SE (b)	1,033	244,942
Infineon Technologies AG	367,862	15,594,985
IONOS Group SE (b)	12,986	608,220
Jenoptik AG	13,599	311,761
JOST Werke SE (e)	3,047	192,070
Jungheinrich AG Preference Shares	12,950	607,446
K&S AG	49,623	906,369
KION Group AG	19,201	1,064,746
Kloeckner & Co. SE	12,637	88,559
Knorr-Bremse AG	19,820	1,908,950
Krones AG	3,783	621,694
Lanxess AG	21,798	646,342
LEG Immobilien SE	20,461	1,809,766
MBB SE	463	76,524
Mercedes-Benz Group AG	203,441	11,866,424
Merck KGaA	35,985	4,646,507
Montana Aerospace AG (b) (e)	7,433	242,320
Security Description	Shares	Value
MTU Aero Engines AG	15,003	$6,642,969
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	37,873	24,478,134
Mutares SE & Co. KGaA (b)	2,857	121,068
Nagarro SE (b)	1,607	114,314
Nemetschek SE	18,027	2,602,801
Nordex SE (b)	32,951	650,589
Norma Group SE	5,838	94,159
Northern Data AG (b)	5,018	141,369
Patrizia SE	12,942	124,726
Pfeiffer Vacuum Technology AG	2,036	387,651
PNE AG	8,549	152,335
Porsche Automobil Holding SE Preference Shares	40,422	1,598,568
ProSiebenSat.1 Media SE	32,636	273,723
Puma SE	28,979	788,514
Rational AG	1,393	1,164,243
RENK Group AG	21,336	1,699,571
Rheinmetall AG	12,605	26,589,081
RWE AG	177,035	7,362,795
SAF-Holland SE	12,092	242,721
Salzgitter AG	5,203	125,082
SAP SE	297,180	90,054,228
Sartorius AG Preference Shares	7,167	1,817,203
Schaeffler AG	61,014	325,877
Schott Pharma AG & Co. KGaA	8,414	280,994
Scout24 SE (e)	22,365	3,074,243
Secunet Security Networks AG	245	65,715
SGL Carbon SE (b)	9,210	37,839
Siemens AG	215,619	55,088,139
Siemens Energy AG (b)	191,413	22,033,106
Siemens Healthineers AG (e)	95,815	5,292,950
Siltronic AG	4,127	197,170
Sirius Real Estate Ltd. REIT (a)	359,467	480,280
Sixt SE	3,607	350,370
Sixt SE Preference Shares	4,376	306,151
SMA Solar Technology AG (b)	3,081	76,817
Softwareone Holding AG (a)	49,544	491,706
Stabilus SE	6,520	211,237
STO SE & Co. KGaA Preference Shares	608	85,501
Stroeer SE & Co. KGaA	8,845	528,479
Suedzucker AG	39,268	513,956
SUSS MicroTec SE	4,539	248,076
Symrise AG	37,968	3,972,855
TAG Immobilien AG	46,868	830,191
Takkt AG	5,349	41,755
Talanx AG	17,672	2,279,795
TeamViewer SE (b) (e)	38,986	437,272
thyssenkrupp AG	134,365	1,438,761
Thyssenkrupp Nucera AG & Co. KGaA (a) (b) (e)	5,380	62,301
TUI AG (b)	123,923	1,079,074
United Internet AG	20,720	574,976
Verbio SE (a)	4,111	58,970

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Volkswagen AG Preference Shares	58,385	$6,142,125
Vonovia SE (a)	214,946	7,546,719
Vossloh AG	2,557	253,630
Wacker Chemie AG	4,947	360,036
Wacker Neuson SE	8,355	238,323
Wuestenrot & Wuerttembergische AG	14,591	233,964
Zalando SE (b) (e)	62,663	2,055,916
		589,056,786
GREECE — 0.2%
Aegean Airlines SA	8,153	116,759
Aktor SA Holding Co. Technical & Energy Projects (b)	13,820	87,278
Alpha Bank SA	652,497	2,290,141
Athens International Airport SA	38,237	443,234
Athens Water Supply & Sewage Co. SA	4,435	30,143
Autohellas Tourist & Trading SA	3,851	48,098
Eurobank Ergasias Services & Holdings SA Class A	728,724	2,494,382
FF Group (b) (c)	122	—
GEK Terna SA	16,426	386,404
Hellenic Telecommunications Organization SA	41,430	784,930
HELLENiQ ENERGY Holdings SA	20,706	200,036
Holding Co. ADMIE IPTO SA	31,100	115,726
Intralot SA-Integrated Information Systems & Gaming Services (b)	61,387	83,589
Jumbo SA	33,653	1,157,454
LAMDA Development SA (b)	12,062	89,202
Metlen Energy & Metals SA	28,369	1,532,509
Motor Oil Hellas Corinth Refineries SA	17,595	488,671
National Bank of Greece SA	248,952	3,164,874
OPAP SA	53,931	1,218,657
Optima bank SA	13,669	320,907
Piraeus Financial Holdings SA	335,231	2,314,630
Public Power Corp. SA	47,658	775,374
Sarantis SA	9,794	151,756
		18,294,754
GUATEMALA — 0.0% *
Millicom International Cellular SA	27,326	1,023,905
HONG KONG — 1.2%
AIA Group Ltd.	3,034,400	27,212,963
Alibaba Pictures Group Ltd. (a) (b)	7,100,000	868,280
ASMPT Ltd.	90,600	664,208
Bank of East Asia Ltd.	234,894	362,066
Cafe de Coral Holdings Ltd.	166,000	146,334
China Common Rich Renewable Energy Investments Ltd. (b) (c)	68,000	—
Security Description	Shares	Value
China Huishan Dairy Holdings Co. Ltd. (b) (c)	66,000	$—
China Zhongwang Holdings Ltd. (a) (b) (c)	231,200	—
CK Asset Holdings Ltd.	513,181	2,261,919
CK Infrastructure Holdings Ltd.	168,000	1,111,796
CLP Holdings Ltd.	483,500	4,071,255
Concord New Energy Group Ltd.	2,790,000	181,261
Cowell e Holdings, Inc. (b)	46,000	159,681
Crystal International Group Ltd. (e)	155,500	92,508
CTF Services Ltd.	284,968	270,810
Dah Sing Banking Group Ltd.	110,000	127,376
Dah Sing Financial Holdings Ltd.	43,600	165,236
DFI Retail Group Holdings Ltd.	90,100	248,676
Envision Greenwise Holdings Ltd. (a) (b)	239,000	245,698
Fenbi Ltd. (a) (b)	425,000	132,643
Fortune Real Estate Investment Trust	345,000	211,834
Futu Holdings Ltd. ADR	17,000	2,101,030
Grand Pharmaceutical Group Ltd. (a)	574,500	638,171
Guotai Junan International Holdings Ltd. (a)	757,000	330,766
Gushengtang Holdings Ltd. (a)	28,800	126,023
Hang Lung Group Ltd.	216,000	375,867
Hang Lung Properties Ltd.	951,199	907,577
Hang Seng Bank Ltd.	231,600	3,469,574
Henderson Land Development Co. Ltd.	412,466	1,442,317
HKBN Ltd.	279,500	176,957
HKT Trust & HKT Ltd. Stapled Security	1,062,000	1,585,559
Hong Kong & China Gas Co. Ltd.	3,383,101	2,840,081
Hong Kong Exchanges & Clearing Ltd.	338,361	18,051,667
Hongkong Land Holdings Ltd.	291,400	1,681,378
Huabao International Holdings Ltd.	211,000	79,831
Hutchison Port Holdings Trust Stapled Security	883,800	153,781
Hutchison Telecommunications Hong Kong Holdings Ltd.	346,000	44,958
Hysan Development Co. Ltd.	164,000	294,573
J&T Global Express Ltd. (b)	532,200	459,658
Jardine Matheson Holdings Ltd.	49,300	2,369,358
Johnson Electric Holdings Ltd.	88,968	244,804
Kerry Properties Ltd.	131,500	339,220
Kingboard Laminates Holdings Ltd.	158,500	193,027
Link REIT	754,307	4,026,174
LK Technology Holdings Ltd.	107,500	46,560
Luk Fook Holdings International Ltd.	83,000	211,994
Man Wah Holdings Ltd. (a)	322,000	176,792

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Melco International Development Ltd. (b)	139,000	$71,536
Melco Resorts & Entertainment Ltd. ADR (b)	52,930	382,684
MTR Corp. Ltd.	414,692	1,489,722
New World Development Co. Ltd. (a) (b)	356,581	258,919
Nine Dragons Paper Holdings Ltd. (a) (b)	242,000	99,574
Orient Overseas International Ltd.	33,000	560,790
Pacific Basin Shipping Ltd. (a)	1,197,000	308,018
PAX Global Technology Ltd.	158,000	121,771
PCCW Ltd.	1,195,471	811,702
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	108,900	116,523
Power Assets Holdings Ltd.	440,500	2,830,984
Prudential PLC	738,067	9,230,123
Realord Group Holdings Ltd. (a) (b)	116,000	104,326
Sino Biopharmaceutical Ltd.	2,997,000	2,008,181
Sino Land Co. Ltd.	1,221,974	1,299,807
Skyworth Group Ltd. (b)	136,807	53,503
SmarTone Telecommunications Holdings Ltd.	38,500	21,629
SSY Group Ltd.	204,000	72,245
Stella International Holdings Ltd.	126,500	233,662
Sun Hung Kai Properties Ltd.	452,500	5,190,780
SUNeVision Holdings Ltd.	101,000	97,269
Super Hi International Holding Ltd. (b)	31,000	60,894
Swire Pacific Ltd. Class A	100,500	860,971
Techtronic Industries Co. Ltd.	410,000	4,507,389
Time Interconnect Technology Ltd.	169,000	159,743
United Energy Group Ltd.	1,826,000	120,958
United Laboratories International Holdings Ltd.	228,000	436,250
Vitasoy International Holdings Ltd.	190,000	222,191
Viva Goods Co. Ltd.	528,000	27,241
VTech Holdings Ltd.	43,800	317,759
Wasion Holdings Ltd.	300,000	318,726
WH Group Ltd. (e)	2,221,702	2,136,796
Wharf Real Estate Investment Co. Ltd.	590,000	1,668,535
Yue Yuen Industrial Holdings Ltd.	191,500	293,227
Yuexiu Real Estate Investment Trust	571,646	63,354
		117,460,023
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	342,629
MOL Hungarian Oil & Gas PLC	109,480	949,782
OTP Bank Nyrt	61,522	4,896,415
Security Description	Shares	Value
Richter Gedeon Nyrt	41,927	$1,231,324
		7,420,150
INDIA — 5.7%
360 ONE WAM Ltd.	75,229	1,047,820
3M India Ltd.	571	189,756
Aadhar Housing Finance Ltd. (b)	35,851	190,040
Aarti Industries Ltd.	40,656	227,292
Aarti Pharmalabs Ltd.	7,697	79,909
Aavas Financiers Ltd. (b)	17,994	439,044
ABB India Ltd.	12,843	910,586
Acme Solar Holdings Ltd.	37,597	109,249
Action Construction Equipment Ltd.	7,575	107,636
Acutaas Chemicals Ltd.	20,568	274,464
Adani Enterprises Ltd.	50,947	1,556,093
Adani Ports & Special Economic Zone Ltd.	171,281	2,896,359
Adani Power Ltd. (b)	178,480	1,219,038
Aditya Birla Fashion & Retail Ltd. (b)	316,220	276,545
Aditya Birla Lifestyle Brands Ltd. (b)	76,383	139,905
Aditya Birla Real Estate Ltd.	10,983	311,945
Aditya Birla Sun Life Asset Management Co. Ltd.	21,077	196,577
Aditya Vision Ltd. (e)	16,722	72,632
Aegis Logistics Ltd.	34,324	310,501
Aether Industries Ltd. (b)	6,195	55,026
Afcons Infrastructure Ltd. (b)	53,692	273,876
Affle 3i Ltd. (b)	11,294	263,162
AGI Greenpac Ltd.	4,288	41,098
Ahluwalia Contracts India Ltd.	19,094	226,207
AIA Engineering Ltd.	9,606	370,732
Ajanta Pharma Ltd.	10,636	319,241
Akzo Nobel India Ltd.	1,862	74,152
Alembic Pharmaceuticals Ltd.	7,522	91,139
Alkem Laboratories Ltd.	12,341	710,730
Alkyl Amines Chemicals	4,612	127,346
Alok Industries Ltd. (b)	359,427	85,582
Amara Raja Energy & Mobility Ltd.	23,540	264,798
Amber Enterprises India Ltd. (b)	8,631	681,291
Ambuja Cements Ltd.	201,569	1,357,230
Anand Rathi Wealth Ltd.	7,070	178,044
Anant Raj Ltd.	33,707	222,637
Angel One Ltd.	10,400	354,444
Anup Engineering Ltd.	4,040	130,447
Anupam Rasayan India Ltd.	4,390	58,443
Apar Industries Ltd.	4,746	482,652
APL Apollo Tubes Ltd.	49,903	1,011,967
Apollo Hospitals Enterprise Ltd.	26,875	2,269,458
Apollo Tyres Ltd.	67,212	351,734
Aptus Value Housing Finance India Ltd.	70,063	264,656
Archean Chemical Industries Ltd.	11,740	86,599

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Arvind Fashions Ltd.	8,117	$45,937
Arvind Ltd.	83,661	344,165
Asahi India Glass Ltd.	8,757	77,517
Ashok Leyland Ltd.	608,173	1,779,346
Ashoka Buildcon Ltd. (b)	35,842	88,978
Asian Paints Ltd.	101,805	2,779,101
Aster DM Healthcare Ltd. (e)	58,145	404,120
Astra Microwave Products Ltd.	18,767	227,103
Astral Ltd.	67,347	1,183,284
AstraZeneca Pharma India Ltd.	1,288	133,794
Atul Ltd.	3,871	337,381
AU Small Finance Bank Ltd. (e)	84,209	802,715
AurionPro Solutions Ltd.	5,145	86,456
Aurobindo Pharma Ltd. (b)	105,672	1,398,281
Authum Investment & Infrastucture Ltd.	13,339	409,176
Avanti Feeds Ltd.	15,964	136,446
Avenue Supermarts Ltd. (b) (e)	50,457	2,572,448
AWL Agri Business Ltd. (b)	184,181	558,277
Axis Bank Ltd.	627,247	8,770,926
Azad Engineering Ltd. (b)	6,010	116,654
Bajaj Auto Ltd.	18,767	1,832,934
Bajaj Electricals Ltd.	14,427	115,823
Bajaj Finance Ltd.	780,190	8,519,682
Bajaj Finserv Ltd.	112,751	2,703,079
Bajaj Holdings & Investment Ltd.	7,352	1,232,677
Balaji Amines Ltd.	1,401	30,085
Balkrishna Industries Ltd.	16,997	484,640
Balrampur Chini Mills Ltd.	48,159	333,480
Bandhan Bank Ltd. (e)	178,088	393,804
Bank of Baroda	273,926	794,628
BASF India Ltd.	5,048	303,875
Bata India Ltd.	15,134	215,504
Bayer CropScience Ltd.	2,859	209,841
BEML Ltd.	5,250	272,870
Bharat Dynamics Ltd.	23,134	524,184
Bharat Electronics Ltd.	1,101,284	5,412,677
Bharat Forge Ltd.	71,849	1,095,915
Bharat Heavy Electricals Ltd.	465,960	1,446,888
Bharat Petroleum Corp. Ltd.	402,867	1,559,372
Bharti Airtel Ltd.	713,513	16,719,633
Bikaji Foods International Ltd. (b)	20,835	179,901
Biocon Ltd.	155,067	643,159
Birla Corp. Ltd.	3,296	51,592
Birlasoft Ltd.	88,321	446,445
BLS International Services Ltd.	24,283	104,468
Blue Dart Express Ltd.	2,241	166,964
Blue Star Ltd.	39,141	746,490
Bombay Burmah Trading Co.	6,225	145,717
Borosil Renewables Ltd. (b)	17,601	108,570
Bosch Ltd.	2,000	762,127
Brigade Enterprises Ltd.	40,871	528,902
Britannia Industries Ltd.	32,006	2,183,618
Brookfield India Real Estate Trust REIT (e)	45,270	166,236
BSE Ltd.	53,007	1,712,158
Security Description	Shares	Value
Campus Activewear Ltd.	34,776	$113,338
Can Fin Homes Ltd.	16,939	156,611
Canara Bank	594,342	791,440
Caplin Point Laboratories Ltd.	3,390	83,706
Carborundum Universal Ltd.	26,411	297,324
Cartrade Tech Ltd. (b)	17,377	344,602
Castrol India Ltd.	124,256	321,260
CCL Products India Ltd.	16,929	167,701
CE Info Systems Ltd.	4,160	85,359
Ceat Ltd.	4,931	211,821
Cello World Ltd.	30,000	213,474
Central Depository Services India Ltd.	30,005	627,670
Century Plyboards India Ltd.	8,003	70,922
Cera Sanitaryware Ltd. (b)	1,151	92,271
CESC Ltd.	147,320	295,035
CG Power & Industrial Solutions Ltd.	163,594	1,301,255
Chalet Hotels Ltd. (b)	20,715	222,597
Chambal Fertilisers & Chemicals Ltd.	42,504	280,147
Chemplast Sanmar Ltd. (b)	18,532	94,875
Chennai Petroleum Corp. Ltd.	14,824	117,437
Cholamandalam Financial Holdings Ltd.	22,915	578,753
Cholamandalam Investment & Finance Co. Ltd.	123,156	2,337,896
CIE Automotive India Ltd.	24,860	128,445
Cipla Ltd.	161,650	2,838,488
City Union Bank Ltd.	109,083	278,190
Clean Science & Technology Ltd.	5,682	97,103
CMS Info Systems Ltd.	54,945	320,662
Coal India Ltd.	482,026	2,203,009
Coforge Ltd.	88,720	1,990,924
Cohance Lifesciences Ltd. (b)	27,543	310,854
Colgate-Palmolive India Ltd.	40,980	1,150,221
Computer Age Management Services Ltd.	13,356	668,143
Concord Biotech Ltd. (b)	8,583	184,110
Container Corp. of India Ltd.	73,454	650,774
Coromandel International Ltd.	44,269	1,293,175
Craftsman Automation Ltd. (b)	1,513	98,276
CreditAccess Grameen Ltd.	11,804	166,503
CRISIL Ltd.	3,874	273,204
Crompton Greaves Consumer Electricals Ltd.	158,563	656,642
Cummins India Ltd.	37,300	1,478,517
Cyient Ltd.	29,605	444,834
Dabur India Ltd.	155,395	879,261
Data Patterns India Ltd.	7,321	247,622
Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,052	299,671
Deepak Nitrite Ltd.	11,783	273,018
Delhivery Ltd. (b)	141,340	630,888
Devyani International Ltd. (b)	73,359	143,510
Divi's Laboratories Ltd.	31,164	2,474,478
Dixon Technologies India Ltd.	9,970	1,741,844

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
DLF Ltd.	197,744	$1,931,786
Doms Industries Ltd.	4,257	125,074
Dr. Lal PathLabs Ltd. (e)	7,802	254,393
Dr. Reddy's Laboratories Ltd.	157,087	2,350,627
Easy Trip Planners Ltd. (b)	238,670	29,221
eClerx Services Ltd.	5,092	207,884
Edelweiss Financial Services Ltd.	131,214	177,390
Eicher Motors Ltd.	41,126	2,712,561
EID Parry India Ltd. (b)	22,968	297,277
EIH Ltd.	39,305	169,278
Elecon Engineering Co. Ltd.	16,652	127,123
Electrosteel Castings Ltd.	67,672	103,796
Elgi Equipments Ltd.	42,308	264,647
Emami Ltd.	51,808	345,306
Embassy Developments Ltd. (b)	79,569	115,243
Embassy Office Parks REIT	227,754	1,034,400
eMudhra Ltd.	10,643	95,292
Endurance Technologies Ltd. (e)	7,581	244,871
Engineers India Ltd.	51,740	145,283
Epigral Ltd.	4,488	94,627
EPL Ltd.	55,375	157,285
Equitas Small Finance Bank Ltd. (e)	93,926	73,500
Eris Lifesciences Ltd. (e)	13,798	270,908
ESAB India Ltd.	1,292	77,692
Eternal Ltd. (b)	1,366,786	4,209,848
Ethos Ltd. (b)	1,940	59,761
Eureka Forbes Ltd. (b)	22,400	155,698
Exide Industries Ltd.	109,934	497,049
FDC Ltd.	14,730	83,732
Federal Bank Ltd.	695,489	1,728,342
Fine Organic Industries Ltd.	2,063	117,910
Finolex Cables Ltd.	12,388	141,503
Finolex Industries Ltd.	49,960	127,015
Firstsource Solutions Ltd.	73,940	323,013
Five-Star Business Finance Ltd. (b)	58,264	524,349
Force Motors Ltd.	785	147,160
Fortis Healthcare Ltd.	145,058	1,343,850
FSN E-Commerce Ventures Ltd. (b)	495,065	1,202,969
G R Infraprojects Ltd.	4,337	66,678
Gabriel India Ltd.	10,163	83,226
GAIL India Ltd.	578,434	1,287,178
GAIL India Ltd. GDR	2,133	28,369
Galaxy Surfactants Ltd.	4,286	130,774
Garden Reach Shipbuilders & Engineers Ltd.	7,578	266,432
Garware Hi-Tech Films Ltd.	2,686	131,469
Garware Technical Fibres Ltd.	12,010	129,616
GE Vernova T&D India Ltd.	45,976	1,265,787
Genus Power Infrastructures Ltd.	13,587	59,063
GHCL Ltd.	17,282	123,580
Gillette India Ltd.	1,538	195,648
Gland Pharma Ltd. (e)	9,193	196,552
Security Description	Shares	Value
GlaxoSmithKline Pharmaceuticals Ltd.	13,934	$550,487
Glenmark Pharmaceuticals Ltd.	29,912	611,703
Global Health Ltd. (b)	18,187	241,080
GMM Pfaudler Ltd.	9,623	133,674
GMR Airports Ltd. (b)	749,882	744,898
GMR Power & Urban Infra Ltd. (b)	63,291	84,767
Go Digit General Insurance Ltd. (b)	91,903	385,787
Go Fashion India Ltd. (b)	5,755	59,375
Godawari Power & Ispat Ltd.	50,440	111,390
Godfrey Phillips India Ltd.	3,946	413,028
Godrej Consumer Products Ltd.	113,128	1,554,455
Godrej Properties Ltd. (b)	52,187	1,425,832
Gokaldas Exports Ltd. (b)	17,730	186,138
Granules India Ltd.	35,288	203,803
Graphite India Ltd.	21,792	143,874
Grasim Industries Ltd.	72,661	2,410,031
Gravita India Ltd.	7,983	175,066
Great Eastern Shipping Co. Ltd.	21,188	241,836
Grindwell Norton Ltd.	8,986	181,187
Gujarat Ambuja Exports Ltd.	32,996	42,930
Gujarat Fluorochemicals Ltd.	6,008	254,359
Gujarat Gas Ltd.	56,712	313,979
Gujarat Mineral Development Corp. Ltd.	16,654	79,930
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,288	111,477
Gujarat Pipavav Port Ltd.	38,312	72,157
Gujarat State Fertilizers & Chemicals Ltd.	54,769	130,421
Gujarat State Petronet Ltd.	68,783	264,312
Gulf Oil Lubricants India Ltd.	6,360	93,635
Happiest Minds Technologies Ltd.	62,461	477,707
Happy Forgings Ltd.	10,380	116,291
Havells India Ltd.	67,785	1,225,995
HBL Engineering Ltd.	36,431	251,865
HCL Technologies Ltd.	259,927	5,239,154
HDFC Asset Management Co. Ltd. (e)	25,525	1,545,251
HDFC Bank Ltd.	1,618,403	37,770,914
HDFC Life Insurance Co. Ltd. (e)	257,117	2,441,352
HealthCare Global Enterprises Ltd. (b)	45,794	294,009
HEG Ltd.	18,880	112,276
Heritage Foods Ltd.	15,060	87,355
Hero MotoCorp Ltd.	42,409	2,095,280
Hexaware Technologies Ltd.	57,337	568,657
HFCL Ltd.	142,338	143,633
Hikal Ltd.	25,641	107,306
Himadri Speciality Chemical Ltd.	53,420	322,538
Hindalco Industries Ltd.	352,832	2,850,509
Hindustan Aeronautics Ltd.	60,535	3,437,422
Hindustan Construction Co. Ltd. (b)	341,621	121,695

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Hindustan Copper Ltd.	78,195	$254,663
Hindustan Petroleum Corp. Ltd.	256,879	1,312,102
Hindustan Unilever Ltd.	227,410	6,084,596
Home First Finance Co. India Ltd. (e)	39,719	638,440
Honasa Consumer Ltd. (b)	41,484	150,292
Hyundai Motor India Ltd. (b)	48,043	1,243,482
ICICI Bank Ltd.	1,352,206	22,796,402
ICICI Bank Ltd. ADR	58,269	1,960,169
ICICI Lombard General Insurance Co. Ltd. (e)	65,865	1,566,905
ICICI Prudential Life Insurance Co. Ltd. (e)	84,256	646,362
ICRA Ltd.	1,500	118,394
IDFC First Bank Ltd. (b)	1,317,471	1,118,990
IFCI Ltd. (b)	143,583	109,110
IIFL Capital Services Ltd.	29,851	121,392
IIFL Finance Ltd. (b)	77,886	429,345
India Cements Ltd. (b)	98,891	397,651
IndiaMart InterMesh Ltd. (e)	6,304	190,972
Indian Energy Exchange Ltd. (e)	81,444	183,391
Indian Hotels Co. Ltd.	224,611	1,991,275
Indian Oil Corp. Ltd.	1,019,272	1,746,644
Indian Railway Catering & Tourism Corp. Ltd.	63,341	577,204
Indigo Paints Ltd.	8,191	111,003
Indo Count Industries Ltd.	26,031	90,165
Indraprastha Gas Ltd.	139,242	353,739
Indus Towers Ltd. (b)	371,243	1,822,883
IndusInd Bank Ltd. (b)	186,122	1,892,689
Infibeam Avenues Ltd.	178,156	34,381
Info Edge India Ltd.	95,190	1,651,951
Infosys Ltd.	844,334	15,770,222
Infosys Ltd. ADR (a)	82,199	1,523,147
Ingersoll Rand India Ltd.	1,826	82,506
Inox Green Energy Services Ltd. (b)	40,650	73,507
Inox Wind Ltd. (b) (d)	226,747	463,593
Intellect Design Arena Ltd. (b)	15,544	208,238
InterGlobe Aviation Ltd. (b) (e)	55,856	3,892,530
International Gemmological Institute India Ltd.	72,848	321,216
ION Exchange India Ltd.	14,879	94,243
Ipca Laboratories Ltd.	33,404	541,335
IRB Infrastructure Developers Ltd.	304,187	175,965
IRCON International Ltd. (e)	48,823	115,533
ITC Hotels Ltd. (b)	256,112	664,141
ITC Ltd.	875,384	4,250,859
ITD Cementation India Ltd.	33,354	363,448
J Kumar Infraprojects Ltd.	9,945	83,696
Jai Balaji Industries Ltd. (b)	58,630	89,046
Jaiprakash Associates Ltd. (b)	283,462	10,048
Jaiprakash Power Ventures Ltd. (b)	619,202	132,129
Jammu & Kashmir Bank Ltd.	101,914	137,672
Security Description	Shares	Value
JB Chemicals & Pharmaceuticals Ltd.	14,130	$276,685
JBM Auto Ltd.	8,738	65,499
Jindal Saw Ltd.	45,120	126,679
Jindal Stainless Ltd.	87,428	718,814
Jindal Steel & Power Ltd.	114,554	1,257,877
Jio Financial Services Ltd. (b)	742,596	2,829,329
JK Cement Ltd.	15,980	1,145,954
JK Lakshmi Cement Ltd.	11,934	125,164
JK Paper Ltd.	22,191	95,895
JK Tyre & Industries Ltd.	18,272	75,956
JM Financial Ltd.	51,311	95,335
JSW Energy Ltd.	117,854	717,486
JSW Holdings Ltd. (b)	1,086	285,240
JSW Steel Ltd.	182,978	2,177,344
Jubilant Foodworks Ltd.	91,436	748,248
Jubilant Ingrevia Ltd.	24,429	217,229
Jubilant Pharmova Ltd.	16,358	230,912
Jupiter Life Line Hospitals Ltd.	10,000	174,592
Jupiter Wagons Ltd.	21,175	95,900
Just Dial Ltd. (b)	11,761	127,402
Jyothy Labs Ltd.	61,772	249,328
Jyoti CNC Automation Ltd. (b)	29,592	365,414
Kajaria Ceramics Ltd.	23,178	292,157
Kalpataru Projects International Ltd.	57,575	823,881
Kalyan Jewellers India Ltd.	112,014	726,014
Kansai Nerolac Paints Ltd.	41,371	121,638
Karnataka Bank Ltd.	32,458	74,056
Karur Vysya Bank Ltd.	105,611	329,468
Kaveri Seed Co. Ltd.	10,556	145,047
Kaynes Technology India Ltd. (b)	9,621	683,769
KEC International Ltd.	26,603	284,906
KEI Industries Ltd.	25,397	1,123,142
Keystone Realtors Ltd.	10,000	71,414
Kfin Technologies Ltd.	32,228	506,456
Kirloskar Brothers Ltd.	9,215	253,305
Kirloskar Ferrous Industries Ltd.	9,006	60,908
Kirloskar Oil Engines Ltd.	17,620	174,854
Kirloskar Pneumatic Co. Ltd.	6,775	111,958
KNR Constructions Ltd.	18,235	47,361
Kotak Mahindra Bank Ltd.	306,172	7,723,917
KPI Green Energy Ltd. (e)	13,377	80,276
KPIT Technologies Ltd.	53,798	789,594
KPR Mill Ltd.	44,922	597,668
KRBL Ltd.	19,504	83,169
Krishna Institute of Medical Sciences Ltd. (b) (e)	73,955	580,878
KSB Ltd.	20,405	194,640
L&T Finance Ltd.	129,907	312,059
Larsen & Toubro Ltd.	187,196	8,010,400
Latent View Analytics Ltd. (b)	15,177	72,823
Laurus Labs Ltd. (e)	85,418	721,959
Laxmi Organic Industries Ltd.	11,013	25,329
Lemon Tree Hotels Ltd. (b) (e)	83,296	136,084
LIC Housing Finance Ltd.	66,219	477,841

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Lloyds Engineering Works Ltd.	266,835	$220,879
Lloyds Engineering Works Ltd. (b)	70,632	41,188
LMW Ltd.	1,452	282,866
LT Foods Ltd.	25,939	147,132
LTIMindtree Ltd. (e)	22,089	1,369,487
Lupin Ltd.	68,344	1,544,434
Macrotech Developers Ltd. (e)	79,722	1,286,744
Mahanagar Gas Ltd.	7,097	122,741
Maharashtra Seamless Ltd.	36,034	320,550
Mahindra & Mahindra Financial Services Ltd.	112,335	353,601
Mahindra & Mahindra Ltd.	264,499	9,817,552
Mahindra Holidays & Resorts India Ltd. (b)	10,616	41,797
Mahindra Lifespace Developers Ltd.	36,708	154,648
Manappuram Finance Ltd.	96,454	309,708
Mankind Pharma Ltd. (b)	31,924	863,541
Marico Ltd.	140,640	1,184,600
Marksans Pharma Ltd.	38,479	117,330
Maruti Suzuki India Ltd.	37,344	5,399,552
MAS Financial Services Ltd. (e)	45,000	161,640
Mastek Ltd.	1,831	52,110
Max Estates Ltd. (b)	12,723	74,222
Max Financial Services Ltd. (b)	72,216	1,386,975
Max Healthcare Institute Ltd.	230,259	3,425,962
Medplus Health Services Ltd. (b)	17,531	184,897
Metropolis Healthcare Ltd. (b) (e)	6,336	126,055
Minda Corp. Ltd.	26,995	164,155
Mindspace Business Parks REIT (e)	62,000	289,215
Mishra Dhatu Nigam Ltd. (e)	17,132	86,899
MOIL Ltd.	18,522	83,809
Motherson Sumi Wiring India Ltd.	307,234	213,946
Motilal Oswal Financial Services Ltd.	45,896	465,623
Mphasis Ltd.	34,318	1,138,625
MRF Ltd.	700	1,161,987
Mrs Bectors Food Specialities Ltd.	6,235	99,356
MTAR Technologies Ltd. (b)	3,432	63,494
Multi Commodity Exchange of India Ltd.	5,986	624,286
Muthoot Finance Ltd.	36,872	1,128,130
Narayana Hrudayalaya Ltd.	15,069	381,364
Natco Pharma Ltd.	23,303	251,793
National Aluminium Co. Ltd.	208,978	469,567
Nava Ltd.	20,041	141,790
Navin Fluorine International Ltd.	7,281	409,225
Nazara Technologies Ltd. (b)	7,862	119,048
NBCC India Ltd.	218,007	311,962
NCC Ltd.	72,749	195,496
Neogen Chemicals Ltd.	8,049	155,490
NESCO Ltd.	5,149	69,925
Nestle India Ltd.	95,340	2,740,692
Security Description	Shares	Value
Netweb Technologies India Ltd.	3,206	$68,980
Network18 Media & Investments Ltd. (b)	187,787	128,928
Neuland Laboratories Ltd.	2,452	343,097
Newgen Software Technologies Ltd.	11,820	161,505
NHPC Ltd.	832,846	833,332
NIIT Learning Systems Ltd.	10,587	41,454
Nippon Life India Asset Management Ltd. (e)	100,372	936,365
NLC India Ltd.	80,208	215,363
NMDC Ltd.	1,349,579	1,101,569
NMDC Steel Ltd. (b)	233,438	111,574
NTPC Ltd.	1,264,591	4,938,334
Nuvama Wealth Management Ltd.	6,181	593,235
Nuvoco Vistas Corp. Ltd. (b)	27,030	111,637
Oberoi Realty Ltd.	36,337	807,414
Oil & Natural Gas Corp. Ltd.	822,785	2,342,961
Oil India Ltd.	114,375	579,143
Ola Electric Mobility Ltd. (b)	643,414	323,808
Olectra Greentech Ltd.	8,306	113,471
One 97 Communications Ltd. (b)	84,163	906,794
Onesource Specialty Pharma Ltd. (b)	13,121	336,256
Oracle Financial Services Software Ltd.	5,661	593,164
Orient Cement Ltd.	4,615	13,025
Orient Electric Ltd.	60,256	157,427
Page Industries Ltd.	1,452	836,559
Paradeep Phosphates Ltd. (e)	95,134	177,467
PB Fintech Ltd. (b)	104,034	2,212,542
PCBL Chemical Ltd.	36,013	175,908
PDS Ltd.	7,418	35,300
Pearl Global Industries Ltd.	6,158	107,521
Persistent Systems Ltd.	28,984	2,041,824
Petronet LNG Ltd.	222,695	783,951
PG Electroplast Ltd.	44,976	395,769
Phoenix Mills Ltd.	59,849	1,089,858
PI Industries Ltd.	17,687	846,547
Piccadily Agro Industries Ltd. (b)	11,123	74,214
Pidilite Industries Ltd.	40,708	1,449,843
Piramal Enterprises Ltd.	19,534	260,620
Piramal Pharma Ltd.	119,525	283,454
PNB Housing Finance Ltd. (b) (e)	45,371	586,924
PNC Infratech Ltd.	33,089	119,068
Poly Medicure Ltd.	16,967	439,923
Polycab India Ltd.	14,292	1,091,731
Poonawalla Fincorp Ltd. (b)	45,161	245,421
Power Finance Corp. Ltd.	390,092	1,944,092
Power Grid Corp. of India Ltd.	1,293,060	4,521,790
Power Mech Projects Ltd.	1,590	62,222
Praj Industries Ltd.	25,237	149,742
Prestige Estates Projects Ltd.	56,000	1,082,257
Pricol Ltd. (b)	31,728	169,572
Prism Johnson Ltd. (b)	80,004	144,373

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Procter & Gamble Health Ltd.	2,760	$189,251
Protean eGov Technologies Ltd.	5,427	55,564
Prudent Corporate Advisory Services Ltd.	3,900	123,203
PTC India Ltd.	38,684	81,369
PTC Industries Ltd. (b)	968	175,732
Punjab National Bank	497,300	640,761
PVR Inox Ltd. (b)	18,230	206,214
Quess Corp. Ltd. (e)	16,116	56,761
Radico Khaitan Ltd.	16,248	495,852
Rail Vikas Nigam Ltd.	158,909	736,918
Railtel Corp. of India Ltd.	24,807	123,919
Rain Industries Ltd.	24,232	41,722
Rainbow Children's Medicare Ltd.	10,076	183,520
Rajesh Exports Ltd. (b)	22,883	53,715
Rallis India Ltd.	37,687	142,359
Ramco Cements Ltd.	86,307	1,082,058
Ramkrishna Forgings Ltd.	19,766	155,436
Rashtriya Chemicals & Fertilizers Ltd.	31,905	59,201
Rategain Travel Technologies Ltd. (b)	8,592	45,835
Ratnamani Metals & Tubes Ltd.	8,015	273,908
RattanIndia Enterprises Ltd. (b)	74,954	56,749
RattanIndia Power Ltd. (b)	818,293	148,087
Raymond Lifestyle Ltd. (b)	7,495	114,400
Raymond Ltd. (b)	9,369	77,500
Raymond Realty Ltd. (b)	9,369	112,994
RBL Bank Ltd. (e)	140,013	405,672
REC Ltd.	346,903	1,627,726
Redington Ltd.	131,552	499,072
Redtape Ltd.	48,720	74,267
Relaxo Footwears Ltd.	21,337	108,215
Reliance Industries Ltd.	1,729,415	30,260,729
Reliance Industries Ltd. GDR (e)	9,446	659,331
Reliance Power Ltd. (b)	554,969	454,860
Religare Enterprises Ltd. (b)	19,084	49,450
Restaurant Brands Asia Ltd. (b)	91,563	88,136
Rhi Magnesita India Ltd.	12,401	68,830
RITES Ltd.	17,762	57,992
Rolex Rings Ltd. (b)	3,943	74,060
Route Mobile Ltd.	14,597	174,250
RR Kabel Ltd.	6,655	104,652
Safari Industries India Ltd.	6,074	152,842
Sammaan Capital Ltd.	83,213	138,142
Samvardhana Motherson International Ltd.	838,883	1,514,509
Sandur Manganese & Iron Ores Ltd.	16,778	93,408
Sanofi Consumer Healthcare India Ltd.	1,905	126,526
Sanofi India Ltd.	1,905	141,531
Sansera Engineering Ltd. (e)	5,139	82,676
Sapphire Foods India Ltd. (b)	113,443	434,935
Sarda Energy & Minerals Ltd.	27,858	144,016
Saregama India Ltd.	20,856	121,218
Security Description	Shares	Value
SBI Cards & Payment Services Ltd.	105,821	$1,176,049
SBI Life Insurance Co. Ltd. (e)	119,392	2,559,215
Schneider Electric Infrastructure Ltd. (b)	11,065	107,399
Senco Gold Ltd.	15,564	62,294
Shaily Engineering Plastics Ltd.	12,017	233,096
Shakti Pumps India Ltd.	12,552	138,261
Sheela Foam Ltd. (b)	4,012	33,994
Shilpa Medicare Ltd. (b)	14,606	151,672
Shipping Corp. of India Ltd.	34,905	91,092
Shoppers Stop Ltd. (b)	5,875	34,359
Shree Cement Ltd.	3,704	1,340,195
Shree Renuka Sugars Ltd. (b)	278,535	107,569
Shriram Finance Ltd.	419,172	3,454,894
Siemens Ltd.	23,128	876,874
SIS Ltd. (b)	21,052	90,900
SJVN Ltd.	167,486	196,331
SKF India Ltd.	5,041	283,074
Sobha Ltd.	12,486	213,409
Solar Industries India Ltd.	7,309	1,499,811
Sona Blw Precision Forgings Ltd. (e)	123,084	690,841
Sonata Software Ltd.	34,016	162,643
South Indian Bank Ltd.	321,753	115,517
SpiceJet Ltd. (b)	267,689	123,762
SRF Ltd.	32,038	1,211,175
Star Cement Ltd. (b)	37,879	94,000
Star Health & Allied Insurance Co. Ltd. (b)	116,108	572,281
State Bank of India	597,490	5,715,379
State Bank of India GDR	1,020	97,206
Sterling & Wilson Renewable (b)	22,078	82,355
Sterlite Technologies Ltd. (b)	54,517	66,900
STL Networks Ltd. (b)	54,517	14,284
Strides Pharma Science Ltd.	26,243	275,298
Sudarshan Chemical Industries Ltd.	12,239	176,021
Sumitomo Chemical India Ltd.	23,333	144,090
Sun Pharmaceutical Industries Ltd.	264,137	5,161,082
Sun TV Network Ltd.	29,907	208,679
Sundaram Finance Ltd.	18,427	1,111,615
Sundram Fasteners Ltd.	23,040	278,919
Sunteck Realty Ltd.	14,806	76,922
Suprajit Engineering Ltd.	9,636	54,191
Supreme Industries Ltd.	17,697	906,187
Supreme Petrochem Ltd.	18,536	187,057
Surya Roshni Ltd.	12,078	48,898
Suzlon Energy Ltd. (b)	2,516,104	1,986,830
Swan Energy Ltd.	24,775	129,003
Symphony Ltd.	3,877	48,607
Syngene International Ltd. (e)	46,693	347,856
Syrma SGS Technology Ltd.	11,041	73,023
Tamilnad Mercantile Bank Ltd.	32,342	168,121
Tanla Platforms Ltd.	13,455	101,030
TARC Ltd. (b)	36,546	78,819

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Tata Chemicals Ltd.	31,013	$338,717
Tata Communications Ltd.	25,743	507,476
Tata Consultancy Services Ltd.	254,649	10,279,791
Tata Consumer Products Ltd.	159,481	2,043,536
Tata Elxsi Ltd.	8,660	637,181
Tata Investment Corp. Ltd.	2,223	177,858
Tata Motors Ltd.	552,608	4,433,236
Tata Power Co. Ltd.	417,419	1,973,444
Tata Steel Ltd.	2,076,188	3,867,675
Tata Steel Ltd. GDR	1,300	24,245
Tata Technologies Ltd.	106,170	880,211
Tata Teleservices Maharashtra Ltd. (b)	113,291	87,306
Tbo Tek Ltd. (b)	10,133	165,382
TD Power Systems Ltd.	66,868	389,466
Tech Mahindra Ltd.	169,691	3,338,021
Techno Electric & Engineering Co. Ltd.	10,157	189,508
Tejas Networks Ltd. (e)	19,541	162,826
Texmaco Rail & Engineering Ltd.	25,872	53,108
Thermax Ltd.	12,093	482,155
Thomas Cook India Ltd.	64,700	123,372
Tilaknagar Industries Ltd.	21,753	88,004
Time Technoplast Ltd.	63,531	328,915
Timken India Ltd.	10,804	440,714
Tips Music Ltd.	33,251	260,917
Titagarh Rail System Ltd.	18,197	200,059
Titan Co. Ltd. (b)	102,423	4,407,199
Torrent Pharmaceuticals Ltd.	37,611	1,494,704
Torrent Power Ltd.	42,867	733,578
Transformers & Rectifiers India Ltd.	40,714	232,173
Transport Corp. of India Ltd.	11,771	155,126
Trent Ltd.	51,059	3,701,718
Trident Ltd.	256,336	93,615
Triveni Engineering & Industries Ltd.	15,109	66,851
Triveni Turbine Ltd.	38,900	277,802
TTK Prestige Ltd.	4,874	35,484
Tube Investments of India Ltd.	32,159	1,165,839
TVS Holdings Ltd.	542	69,235
TVS Motor Co. Ltd.	62,379	2,122,457
Ujjivan Small Finance Bank Ltd. (e)	112,982	64,593
UltraTech Cement Ltd.	35,372	4,987,798
Union Bank of India Ltd.	334,775	599,597
United Spirits Ltd.	74,892	1,247,123
UNO Minda Ltd.	80,410	1,035,410
UPL Ltd.	99,079	763,946
Usha Martin Ltd.	27,827	118,953
UTI Asset Management Co. Ltd.	5,427	81,683
VA Tech Wabag Ltd. (b)	9,538	164,757
Vaibhav Global Ltd.	16,144	44,916
Valor Estate Ltd. (b)	41,667	113,924
Vardhman Textiles Ltd.	26,270	153,328
Varun Beverages Ltd.	376,283	2,007,559
Security Description	Shares	Value
Vedant Fashions Ltd.	35,000	$331,084
Vedanta Ltd.	408,312	2,194,153
Vesuvius India Ltd.	30,000	193,272
V-Guard Industries Ltd.	45,228	204,254
Vijaya Diagnostic Centre Ltd.	18,972	217,959
Vinati Organics Ltd.	4,690	108,068
VIP Industries Ltd. (b)	18,899	92,809
V-Mart Retail Ltd. (b)	10,248	102,635
Vodafone Idea Ltd. (b)	6,768,336	586,389
Voltamp Transformers Ltd.	1,394	154,679
Voltas Ltd.	72,140	1,105,401
VRL Logistics Ltd.	5,741	38,636
Waaree Renewable Technologies Ltd.	6,143	71,777
Websol Energy System Ltd. (b)	18,521	282,113
Welspun Corp. Ltd. (b)	29,482	317,818
Welspun Enterprises Ltd.	15,300	96,508
Welspun Living Ltd.	34,681	57,966
Westlife Foodworld Ltd. (b)	16,453	142,947
Whirlpool of India Ltd.	14,536	237,532
Wipro Ltd.	641,494	1,989,559
Wipro Ltd. ADR (a)	38,108	115,086
Wockhardt Ltd. (b)	21,369	427,081
Yes Bank Ltd. (b)	5,106,087	1,211,029
Zee Entertainment Enterprises Ltd.	193,655	330,248
Zen Technologies Ltd.	9,505	219,593
Zensar Technologies Ltd.	26,335	258,728
ZF Commercial Vehicle Control Systems India Ltd.	1,700	265,466
Zydus Lifesciences Ltd.	92,274	1,065,143
Zydus Wellness Ltd.	7,851	185,216
		562,033,967
INDONESIA — 0.4%
AKR Corporindo Tbk. PT	3,026,000	216,209
Alamtri Resources Indonesia Tbk. PT	3,539,500	398,970
Amman Mineral Internasional PT (b)	1,758,700	915,369
Aneka Tambang Tbk. PT	2,322,500	434,888
Aspirasi Hidup Indonesia Tbk. PT	1,445,300	44,156
Astra Agro Lestari Tbk. PT	154,200	55,088
Astra International Tbk. PT	8,068,900	2,236,529
Bank Aladin Syariah Tbk. PT (b)	1,000,000	51,124
Bank Central Asia Tbk. PT	16,981,200	9,073,724
Bank Jago Tbk. PT (b)	937,500	102,498
Bank Mandiri Persero Tbk. PT	12,850,600	3,862,700
Bank Negara Indonesia Persero Tbk. PT	4,226,800	1,072,646
Bank Rakyat Indonesia Persero Tbk. PT	20,706,517	4,770,088
Bank Tabungan Negara Persero Tbk. PT	1,613,762	110,831
Barito Pacific Tbk. PT (b)	7,068,357	722,727
BFI Finance Indonesia Tbk. PT	2,268,000	113,854

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bukit Asam Tbk. PT	1,497,600	$226,923
Bumi Resources Minerals Tbk. PT (b)	2,386,000	58,199
Bumi Serpong Damai Tbk. PT (b)	1,332,000	64,405
Chandra Asri Pacific Tbk. PT	2,373,400	1,443,629
Charoen Pokphand Indonesia Tbk. PT	1,758,500	509,082
Ciputra Development Tbk. PT	3,929,100	231,123
Cisarua Mountain Dairy Tbk. PT	653,000	195,880
Elang Mahkota Teknologi Tbk. PT	6,595,300	196,620
ESSA Industries Indonesia Tbk. PT	487,400	17,412
First Pacific Co. Ltd.	530,000	375,389
First Resources Ltd.	108,800	125,573
Golden Agri-Resources Ltd.	1,880,800	369,175
GoTo Gojek Tokopedia Tbk. PT (b)	170,202,400	608,053
Gudang Garam Tbk. PT (b)	100,000	56,360
Indah Kiat Pulp & Paper Tbk. PT	501,700	177,689
Indo Tambangraya Megah Tbk. PT	115,300	156,243
Indocement Tunggal Prakarsa Tbk. PT	240,300	78,817
Indofood CBP Sukses Makmur Tbk. PT	604,300	390,831
Indofood Sukses Makmur Tbk. PT	1,210,900	606,009
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,079,505	63,275
Japfa Comfeed Indonesia Tbk. PT	2,105,200	196,451
Jasa Marga Persero Tbk. PT	371,675	83,561
Kalbe Farma Tbk. PT	4,475,800	420,425
Map Aktif Adiperkasa PT	2,008,200	81,021
MD Entertainment Tbk. PT	329,600	39,487
Medco Energi Internasional Tbk. PT	3,023,500	231,861
Medikaloka Hermina Tbk. PT	1,020,600	88,953
Merdeka Copper Gold Tbk. PT (b)	2,373,952	292,449
Mitra Adiperkasa Tbk. PT	2,793,900	203,068
Mitra Keluarga Karyasehat Tbk. PT	1,000,000	156,452
Nickel Industries Ltd. (a)	491,525	223,874
Pabrik Kertas Tjiwi Kimia Tbk. PT	133,200	46,150
Pacific Strategic Financial Tbk. PT (b)	2,687,400	187,050
Pakuwon Jati Tbk. PT (b)	1,357,000	31,261
Perusahaan Gas Negara Tbk. PT	2,224,000	221,236
Sarana Menara Nusantara Tbk. PT	5,005,800	152,317
Semen Indonesia Persero Tbk. PT	750,265	124,312
Sumber Alfaria Trijaya Tbk. PT	6,684,200	984,000
Security Description	Shares	Value
Telkom Indonesia Persero Tbk. PT	15,707,600	$2,689,691
Transcoal Pacific Tbk. PT	285,500	97,160
United Tractors Tbk. PT	384,200	507,613
Vale Indonesia Tbk. PT	926,800	196,949
Waskita Karya Persero Tbk. PT (b) (c)	3,149,800	19,595
XLSMART Telecom Sejahtera Tbk. PT	848,800	117,635
		37,524,659
IRELAND — 0.3%
AerCap Holdings NV	52,123	6,098,391
AIB Group PLC	606,503	4,972,923
Bank of Ireland Group PLC	292,823	4,153,978
C&C Group PLC (a)	198,160	442,081
Cairn Homes PLC	212,152	534,179
COSMO Pharmaceuticals NV	2,102	150,256
Dalata Hotel Group PLC	57,861	438,085
Glanbia PLC (a)	58,083	852,259
Glenveagh Properties PLC (b) (e)	256,165	516,000
Greencore Group PLC	119,254	381,585
Irish Residential Properties REIT PLC	358,781	429,578
Kerry Group PLC Class A	49,793	5,479,639
Kingspan Group PLC	45,190	3,829,940
Uniphar PLC	91,780	404,009
		28,682,903
ISRAEL — 0.8%
Africa Israel Residences Ltd.	2,183	195,125
Airport City Ltd. (b)	13,375	245,059
Alony Hetz Properties & Investments Ltd.	31,251	323,785
Amot Investments Ltd.	73,272	496,313
Ashtrom Group Ltd.	18,095	412,142
Aura Investments Ltd.	43,512	311,400
Azorim-Investment Development & Construction Co. Ltd.	27,782	195,196
Azrieli Group Ltd.	11,387	1,047,232
Bank Hapoalim BM	357,936	6,868,545
Bank Leumi Le-Israel BM	424,247	7,889,050
Bet Shemesh Engines Holdings 1997 Ltd. (b)	1,739	289,549
Bezeq The Israeli Telecommunication Corp. Ltd.	606,761	1,036,043
Big Shopping Centers Ltd. (b)	3,970	760,283
Blue Square Real Estate Ltd.	992	114,474
Camtek Ltd. (b)	8,438	727,660
Cellcom Israel Ltd. (b)	30,780	249,896
Cellebrite DI Ltd. (b)	38,077	609,232
Check Point Software Technologies Ltd. (b)	24,010	5,312,213
Clal Insurance Enterprises Holdings Ltd.	14,033	620,077
Danel Adir Yeoshua Ltd.	1,347	192,400
Danya Cebus Ltd.	1,393	51,294

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Delek Automotive Systems Ltd.	3,157	$26,585
Delek Group Ltd.	2,681	555,228
Delta Galil Ltd.	2,065	109,643
El Al Israel Airlines (b)	77,322	303,088
Elbit Systems Ltd.	8,376	3,725,983
Elco Ltd.	2,531	139,797
Electra Consumer Products 1970 Ltd.	2,139	83,337
Electra Ltd.	418	267,992
Electra Real Estate Ltd. (b)	7,672	114,072
Energean PLC (a)	41,133	513,781
Energix-Renewable Energies Ltd.	56,033	206,994
Enlight Renewable Energy Ltd. (b)	48,036	1,089,826
Equital Ltd. (b)	9,188	424,544
Fattal Holdings 1998 Ltd. (b)	1,483	257,538
FIBI Holdings Ltd.	4,162	310,095
First International Bank of Israel Ltd.	23,627	1,709,844
Formula Systems 1985 Ltd.	1,777	226,274
Fox Wizel Ltd.	1,835	183,745
G City Ltd.	12,106	47,957
Global-e Online Ltd. (b)	32,300	1,083,342
Harel Insurance Investments & Financial Services Ltd.	26,038	729,296
Hilan Ltd.	4,258	361,756
ICL Group Ltd.	280,972	1,926,546
Isracard Ltd.	49,413	254,586
Israel Canada TR Ltd.	83,548	375,873
Israel Corp. Ltd.	754	251,602
Israel Discount Bank Ltd. Class A	328,387	3,272,656
Isras Holdings Ltd. (b)	1,074	145,592
Isras Investment Co. Ltd.	573	162,975
Ituran Location & Control Ltd.	6,200	240,126
Kornit Digital Ltd. (b)	12,600	250,866
Kvutzat Acro Ltd.	16,671	271,786
M Yochananof & Sons Ltd.	756	69,258
Magic Software Enterprises Ltd.	4,827	92,311
Matrix IT Ltd.	6,184	215,223
Mega Or Holdings Ltd. REIT	5,861	273,774
Melisron Ltd.	7,753	884,084
Menora Mivtachim Holdings Ltd.	4,497	354,285
Migdal Insurance & Financial Holdings Ltd.	75,361	207,475
Mivne Real Estate KD Ltd.	129,858	486,654
Mizrahi Tefahot Bank Ltd.	49,294	3,213,076
Nayax Ltd. (b)	7,552	381,239
Next Vision Stabilized Systems Ltd.	19,518	728,556
Nice Ltd. (b)	18,640	3,163,403
Nova Ltd. (b)	7,752	2,193,350
Oddity Tech Ltd. Class A (b)	11,100	837,717
Oil Refineries Ltd.	524,773	141,498
One Software Technologies Ltd.	18,972	489,018
OPC Energy Ltd. (b)	53,762	654,563
Security Description	Shares	Value
OY Nofar Energy Ltd. (b)	2,491	$69,082
Partner Communications Co. Ltd.	50,443	382,723
Paz Retail & Energy Ltd.	1,806	330,202
Phoenix Financial Ltd.	62,055	1,795,771
Plus500 Ltd.	19,643	914,127
Prashkovsky Investments & Construction Ltd.	1,044	36,614
Radware Ltd. (b)	9,900	291,456
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	142,880
Reit 1 Ltd.	33,086	222,145
Retailors Ltd.	3,964	76,726
Sapiens International Corp. NV	5,908	173,389
Sella Capital Real Estate Ltd. REIT	33,394	108,586
Shapir Engineering & Industry Ltd.	29,728	264,837
Shikun & Binui Ltd. (b)	65,885	330,648
Shufersal Ltd.	79,708	915,784
SimilarWeb Ltd. (b)	10,800	84,672
Strauss Group Ltd.	10,127	277,722
Summit Real Estate Holdings Ltd. REIT	17,675	321,588
Tadiran Group Ltd.	1,085	57,996
Tel Aviv Stock Exchange Ltd.	19,698	380,799
Teva Pharmaceutical Industries Ltd. (b)	39,906	675,351
Teva Pharmaceutical Industries Ltd. ADR (b)	280,853	4,707,096
Tower Semiconductor Ltd. (b)	32,692	1,419,323
Wix.com Ltd. (b)	14,700	2,329,362
YH Dimri Construction & Development Ltd.	2,050	223,659
ZIM Integrated Shipping Services Ltd.	32,800	527,752
		79,016,067
ITALY — 2.0%
A2A SpA	416,814	1,117,998
ACEA SpA	15,075	363,471
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	403	—
Amplifon SpA (a)	37,364	874,124
Ariston Holding NV	18,227	89,648
Arnoldo Mondadori Editore SpA	41,346	104,348
Ascopiave SpA	16,517	59,038
Azimut Holding SpA	30,692	979,235
Banca Generali SpA	15,423	854,160
Banca IFIS SpA	5,425	144,557
Banca Mediolanum SpA	63,313	1,086,557
Banca Monte dei Paschi di Siena SpA	224,498	1,903,191
Banca Popolare di Sondrio SpA	95,663	1,325,069
Banco BPM SpA (a)	341,006	3,967,672
Banco di Desio e della Brianza SpA	8,892	73,900

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
BFF Bank SpA (b) (e)	47,353	$517,221
BPER Banca SpA	281,764	2,552,056
Brembo NV (a)	39,984	381,114
Brunello Cucinelli SpA	8,975	1,087,243
Buzzi SpA	23,065	1,274,142
Carel Industries SpA (a) (e)	15,444	409,714
Cembre SpA (a)	1,575	104,828
CIR SpA-Compagnie Industriali (b)	81,273	55,810
Coca-Cola HBC AG	59,232	3,087,651
Credito Emiliano SpA	19,269	283,641
d'Amico International Shipping SA (a)	9,382	37,951
Danieli & C Officine Meccaniche SpA (d)	25,384	762,803
Danieli & C Officine Meccaniche SpA (a) (d)	1,537	60,170
Davide Campari-Milano NV (a)	163,813	1,097,986
De' Longhi SpA	22,713	759,857
DiaSorin SpA	5,955	635,136
El.En. SpA	10,888	142,251
Enav SpA (e)	61,168	281,607
Enel SpA	2,302,881	21,777,266
Eni SpA	643,468	10,393,403
ERG SpA (a)	12,673	276,102
Ferrari NV	35,690	17,432,379
Ferretti SpA (a)	32,899	108,441
Fila SpA	4,681	53,135
Fincantieri SpA (b)	25,735	493,917
FinecoBank Banca Fineco SpA	179,530	3,969,310
Generali	259,580	9,205,224
GVS SpA (a) (b) (e)	12,903	76,185
Hera SpA (a)	217,991	1,049,655
Industrie De Nora SpA (a)	9,354	72,689
Infrastrutture Wireless Italiane SpA (e)	89,424	1,089,592
Intercos SpA (a)	10,868	164,826
Interpump Group SpA	20,120	834,655
Intesa Sanpaolo SpA	4,284,804	24,602,850
Iren SpA (a)	172,185	529,552
Italgas SpA	165,098	1,395,361
Iveco Group NV	46,537	912,278
Juventus Football Club SpA (a) (b)	40,352	146,270
Leonardo SpA (a)	113,061	6,341,199
Lottomatica Group SpA	54,207	1,499,143
LU-VE SpA	5,062	180,340
Maire SpA	39,351	517,814
MARR SpA (a)	7,511	85,523
Mediobanca Banca di Credito Finanziario SpA (a)	146,081	3,384,101
MFE-MediaForEurope NV Class A	50,314	171,868
MFE-MediaForEurope NV Class B	8,026	37,233
Moncler SpA	66,159	3,758,002
NewPrinces SpA (b)	4,321	87,242
Security Description	Shares	Value
Nexi SpA (e)	140,573	$837,269
OVS SpA (e)	50,146	217,914
Pharmanutra SpA	582	32,246
Piaggio & C SpA (a)	24,484	54,032
Pirelli & C SpA (e)	105,884	727,605
Poste Italiane SpA (a) (e)	130,200	2,787,714
Prysmian SpA	84,274	5,939,456
RAI Way SpA (e)	21,648	154,502
Recordati Industria Chimica e Farmaceutica SpA	35,261	2,210,285
Reply SpA	5,956	1,024,946
Ryanair Holdings PLC	244,058	6,881,426
Saipem SpA (a)	369,291	1,007,869
Salvatore Ferragamo SpA (a) (b)	11,696	68,647
Sanlorenzo SpA (a)	2,587	90,647
Sesa SpA (a)	1,926	194,771
Snam SpA (a)	564,179	3,405,347
SOL SpA	10,860	613,179
Tamburi Investment Partners SpA (a)	26,984	248,333
Technogym SpA (e)	31,825	454,644
Technoprobe SpA (a) (b)	43,456	378,500
Telecom Italia SpA (a) (b)	3,932,019	1,932,089
Terna - Rete Elettrica Nazionale	407,249	4,171,456
UniCredit SpA	399,614	26,695,723
Unipol Assicurazioni SpA	101,573	2,006,068
Webuild SpA (a)	134,316	566,970
Wiit SpA (a)	1,415	25,679
Zignago Vetro SpA (a)	8,068	79,269
		199,926,290
IVORY COAST — 0.0% *
Endeavour Mining PLC	51,639	1,576,610
JAPAN — 14.8%
77 Bank Ltd.	16,600	565,764
ABC-Mart, Inc.	26,900	551,613
Acom Co. Ltd.	105,300	311,355
Activia Properties, Inc. REIT	558	473,998
Adastria Co. Ltd.	7,500	154,782
ADEKA Corp.	21,100	402,879
Advance Residence Investment Corp. REIT	759	786,087
Advantest Corp.	216,900	15,999,650
Aeon Co. Ltd. (a)	186,900	5,719,118
AEON Financial Service Co. Ltd.	30,600	272,115
Aeon Hokkaido Corp.	11,100	68,316
Aeon Mall Co. Ltd. (b)	27,100	539,017
AEON REIT Investment Corp.	419	367,816
AGC, Inc. (a)	53,100	1,553,904
Ai Holdings Corp.	7,300	118,512
Aica Kogyo Co. Ltd.	15,200	378,619
Aichi Corp.	11,000	103,036
Aichi Financial Group, Inc.	8,900	156,379
Aichi Steel Corp.	8,800	130,192
Aiful Corp.	89,200	260,600
Ain Holdings, Inc.	5,700	214,591

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Air Water, Inc.	49,000	$730,361
Aisan Industry Co. Ltd.	7,500	87,282
Aisin Corp.	147,500	1,886,064
Ajinomoto Co., Inc.	265,000	7,171,484
Alfresa Holdings Corp.	46,800	638,764
Alpen Co. Ltd. (a)	6,500	106,740
Alps Alpine Co. Ltd.	50,500	542,776
Amada Co. Ltd.	90,900	991,470
Amano Corp.	15,100	468,749
ANA Holdings, Inc.	45,200	883,222
Anritsu Corp.	36,800	475,907
Anycolor, Inc.	7,200	260,196
AOKI Holdings, Inc.	8,500	98,214
Aoyama Trading Co. Ltd.	9,700	147,066
Aozora Bank Ltd. (a)	29,700	444,539
Appier Group, Inc.	16,500	186,310
Arata Corp.	6,200	130,271
ARCLANDS Corp.	16,667	204,003
Arcs Co. Ltd.	8,800	182,037
ARE Holdings, Inc.	21,600	269,916
Argo Graphics, Inc.	2,900	105,403
Ariake Japan Co. Ltd.	4,100	187,905
Artience Co. Ltd. (a)	7,600	158,635
As One Corp.	12,000	206,944
Asahi Group Holdings Ltd.	412,300	5,501,805
Asahi Intecc Co. Ltd.	57,800	913,748
Asahi Kasei Corp.	347,400	2,470,004
Asahi Yukizai Corp. (a)	4,800	134,418
Asics Corp.	186,900	4,761,619
ASKUL Corp.	8,400	89,557
Astellas Pharma, Inc.	526,200	5,160,181
Atom Corp. (a) (b)	44,800	204,701
Autobacs Seven Co. Ltd.	12,200	121,202
Awa Bank Ltd.	4,900	97,461
Axial Retailing, Inc.	14,900	116,048
Azbil Corp.	131,400	1,246,274
AZ-COM MARUWA Holdings, Inc.	12,500	88,355
Bandai Namco Holdings, Inc.	171,200	6,128,805
Bank of Nagoya Ltd.	2,200	120,627
BayCurrent, Inc.	37,100	1,905,791
Belc Co. Ltd.	2,400	123,286
Bell System24 Holdings, Inc.	7,200	64,002
Belluna Co. Ltd. (a)	11,700	72,009
Bic Camera, Inc.	20,300	232,450
BIPROGY, Inc.	22,700	947,005
BML, Inc.	6,600	151,241
Bridgestone Corp. (a)	163,400	6,674,236
Brother Industries Ltd.	66,300	1,143,365
Bunka Shutter Co. Ltd.	10,500	171,699
C Uyemura & Co. Ltd.	2,600	166,679
Calbee, Inc.	21,800	414,282
Canon Electronics, Inc. (a)	2,900	51,216
Canon Marketing Japan, Inc. (a)	14,000	512,818
Canon, Inc. (a)	264,300	7,664,874
Capcom Co. Ltd.	97,200	3,319,517
Security Description	Shares	Value
Casio Computer Co. Ltd.	44,900	$341,929
Central Automotive Products Ltd.	7,800	97,902
Central Glass Co. Ltd.	4,900	100,853
Central Japan Railway Co.	218,200	4,882,290
Change Holdings, Inc. (a)	6,500	51,930
Chiba Bank Ltd.	161,600	1,492,992
Chiyoda Corp. (b)	30,000	71,030
Chubu Electric Power Co., Inc.	180,800	2,229,255
Chudenko Corp.	5,700	131,209
Chugai Pharmaceutical Co. Ltd.	190,200	9,908,650
Chugin Financial Group, Inc.	41,500	501,781
Chugoku Electric Power Co., Inc. (a)	89,600	442,278
Chugoku Marine Paints Ltd.	8,400	157,480
Citizen Watch Co. Ltd.	50,000	295,960
CKD Corp.	15,400	280,717
Coca-Cola Bottlers Japan Holdings, Inc.	36,300	584,414
Colowide Co. Ltd.	24,100	316,423
Comforia Residential REIT, Inc.	173	343,377
COMSYS Holdings Corp.	30,100	695,585
Concordia Financial Group Ltd.	297,900	1,932,859
Cosmo Energy Holdings Co. Ltd.	15,400	658,561
Cosmos Pharmaceutical Corp.	10,800	683,762
Cover Corp. (a) (b)	11,200	178,415
CRE Logistics REIT, Inc.	137	143,217
Create Restaurants Holdings, Inc.	31,600	311,307
Create SD Holdings Co. Ltd.	6,100	135,349
Credit Saison Co. Ltd.	35,600	961,196
CyberAgent, Inc.	125,600	1,434,733
Cybozu, Inc.	7,400	191,602
Dai Nippon Printing Co. Ltd.	106,800	1,619,246
Daicel Corp.	72,200	604,562
Dai-Dan Co. Ltd.	8,000	246,184
Daido Steel Co. Ltd.	28,000	193,012
Daiei Kankyo Co. Ltd.	11,300	247,208
Daifuku Co. Ltd.	90,100	2,321,660
Daihen Corp.	4,100	181,377
Dai-ichi Life Holdings, Inc.	1,034,900	7,852,473
Daiichi Sankyo Co. Ltd.	491,600	11,452,345
Daiichikosho Co. Ltd.	19,000	213,552
Daikin Industries Ltd.	74,400	8,769,151
Daikokutenbussan Co. Ltd. (a)	2,200	106,920
Daio Paper Corp. (a)	35,500	196,369
Daiseki Co. Ltd.	10,660	257,192
Daishi Hokuetsu Financial Group, Inc.	19,300	445,606
Daito Trust Construction Co. Ltd.	16,600	1,801,412
Daiwa House Industry Co. Ltd.	163,500	5,607,525
Daiwa House REIT Investment Corp.	622	1,048,544
Daiwa Industries Ltd. (a)	6,600	75,849
Daiwa Office Investment Corp. REIT	150	331,787
Daiwa Securities Group, Inc.	374,300	2,654,785

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Daiwa Securities Living Investments Corp. REIT	502	$332,245
Daiwabo Holdings Co. Ltd.	26,200	470,419
DCM Holdings Co. Ltd.	25,500	235,325
DeNA Co. Ltd.	19,900	368,118
Denka Co. Ltd.	22,600	309,793
Denso Corp.	545,900	7,371,511
Dentsu Group, Inc. (a)	55,600	1,230,209
Dentsu Soken, Inc.	6,300	293,094
Dexerials Corp. (a)	45,600	704,780
DIC Corp.	24,100	483,935
Digital Arts, Inc.	3,000	157,638
Digital Garage, Inc.	9,600	314,030
Dip Corp.	7,800	123,120
Disco Corp.	26,300	7,761,909
DMG Mori Co. Ltd. (a)	36,600	840,980
Doshisha Co. Ltd.	4,900	84,061
Doutor Nichires Holdings Co. Ltd.	6,400	116,263
Dowa Holdings Co. Ltd.	16,800	543,387
DTS Corp.	8,600	307,813
Duskin Co. Ltd.	11,700	321,002
DyDo Group Holdings, Inc. (a)	2,000	36,844
Eagle Industry Co. Ltd.	4,800	63,803
Earth Corp. (a)	6,200	209,678
East Japan Railway Co.	257,000	5,529,828
Ebara Corp. (a)	129,600	2,492,497
EDION Corp.	26,600	388,379
eGuarantee, Inc.	9,200	94,073
Eiken Chemical Co. Ltd.	8,200	120,975
Eisai Co. Ltd.	74,300	2,133,659
Eizo Corp.	6,200	92,671
Elecom Co. Ltd.	10,000	125,307
Electric Power Development Co. Ltd.	46,000	782,139
en Japan, Inc.	9,200	106,111
ENEOS Holdings, Inc.	761,300	3,768,948
ES-Con Japan Ltd.	18,200	124,866
Exedy Corp.	9,800	280,204
EXEO Group, Inc.	49,600	630,452
Ezaki Glico Co. Ltd. (a)	13,600	434,048
FANUC Corp.	277,800	7,577,500
Fast Retailing Co. Ltd.	54,100	18,547,073
FCC Co. Ltd.	8,000	154,689
Ferrotec Holdings Corp.	10,200	215,023
Financial Partners Group Co. Ltd.	14,500	239,617
Food & Life Cos. Ltd.	30,900	1,500,665
FP Corp.	10,000	183,738
Freee KK (b)	11,800	314,106
Frontier Real Estate Investment Corp. REIT (a)	728	413,782
Fuji Co. Ltd.	12,300	169,541
Fuji Corp.	19,800	368,324
Fuji Electric Co. Ltd.	38,000	1,750,507
Fuji Kyuko Co. Ltd.	4,100	59,125
Security Description	Shares	Value
Fuji Media Holdings, Inc.	10,100	$232,773
Fuji Oil Co. Ltd.	9,500	185,797
Fuji Seal International, Inc.	10,600	204,669
FUJIFILM Holdings Corp.	317,000	6,895,455
Fujikura Ltd.	70,600	3,700,458
Fujimi, Inc.	11,200	158,643
Fujita Kanko, Inc.	1,700	131,109
Fujitec Co. Ltd.	17,900	768,072
Fujitsu Ltd.	498,500	12,130,759
Fukuda Denshi Co. Ltd.	3,400	164,769
Fukuoka Financial Group, Inc.	51,000	1,361,812
Fukuoka REIT Corp.	190	226,771
Fukuyama Transporting Co. Ltd. (a)	4,200	97,989
Funai Soken Holdings, Inc. (a)	9,400	157,876
Furukawa Electric Co. Ltd.	19,000	925,106
Furuya Metal Co. Ltd.	3,900	68,202
Fuso Chemical Co. Ltd. (a)	3,100	83,056
Future Corp. (a)	8,700	129,315
Fuyo General Lease Co. Ltd.	20,600	556,198
Galilei Co. Ltd.	4,800	101,353
GENDA, Inc. (a) (b)	21,600	130,696
Genky DrugStores Co. Ltd.	6,600	174,315
Global One Real Estate Investment Corp. REIT	218	206,160
Glory Ltd.	9,800	228,166
GLP J-Reit	1,296	1,163,704
GMO Financial Holdings, Inc.	5,300	28,840
GMO internet group, Inc.	17,800	444,492
GMO Payment Gateway, Inc.	10,900	704,884
GNI Group Ltd. (a) (b)	13,500	321,039
Goldcrest Co. Ltd. (a)	3,600	82,246
Goldwin, Inc.	5,800	325,928
GREE Holdings, Inc. (a)	15,200	54,825
GS Yuasa Corp.	21,800	406,887
GungHo Online Entertainment, Inc.	10,100	193,092
Gunma Bank Ltd.	90,700	760,098
Gunze Ltd.	6,400	158,178
H.U. Group Holdings, Inc.	13,300	293,448
H2O Retailing Corp.	28,600	374,813
Hachijuni Bank Ltd.	91,100	738,538
Hakuhodo DY Holdings, Inc.	60,700	502,384
Hakuto Co. Ltd.	3,100	78,978
Halows Co. Ltd.	1,500	50,158
Hamakyorex Co. Ltd.	8,800	82,611
Hamamatsu Photonics KK	89,600	1,089,256
Hankyu Hanshin Holdings, Inc.	64,700	1,755,852
Hankyu Hanshin REIT, Inc.	144	155,818
Hanwa Co. Ltd.	10,100	380,380
Happinet Corp.	4,100	162,359
Harmonic Drive Systems, Inc.	18,400	356,676
Haseko Corp.	68,100	1,020,003
Hazama Ando Corp.	38,400	385,741
Heiwa Corp.	14,200	206,445
Heiwa Real Estate Co. Ltd.	13,400	203,164

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Heiwa Real Estate REIT, Inc.	267	$250,096
Heiwado Co. Ltd.	6,200	121,472
Hiday Hidaka Corp.	6,100	139,572
Hikari Tsushin, Inc. (a)	5,000	1,473,225
Hino Motors Ltd. (b)	62,100	154,342
Hioki EE Corp. (a)	2,100	82,869
Hirogin Holdings, Inc.	69,900	584,093
Hirose Electric Co. Ltd.	7,700	930,749
HIS Co. Ltd. (a)	9,300	87,241
Hisamitsu Pharmaceutical Co., Inc.	12,200	346,629
Hitachi Construction Machinery Co. Ltd.	28,600	851,397
Hitachi Ltd.	1,298,600	37,804,098
Hogy Medical Co. Ltd. (a)	6,600	183,911
Hokkaido Electric Power Co., Inc. (a)	39,100	203,316
Hokkoku Financial Holdings, Inc.	5,400	180,941
Hokuetsu Corp. (a)	24,400	177,537
Hokuhoku Financial Group, Inc. (a)	26,100	494,463
Hokuriku Electric Power Co. (a)	36,300	180,815
Honda Motor Co. Ltd.	1,195,600	11,542,554
Horiba Ltd.	9,500	740,230
Hoshino Resorts REIT, Inc.	132	220,236
Hoshizaki Corp.	30,400	1,047,253
Hosiden Corp.	11,900	182,564
House Foods Group, Inc.	13,400	259,985
Hoya Corp.	97,700	11,603,333
Hulic Co. Ltd. (a)	132,200	1,329,368
Hulic Reit, Inc.	309	333,719
Hyakugo Bank Ltd.	58,100	277,940
Ibiden Co. Ltd.	36,300	1,595,044
Ichibanya Co. Ltd. (a)	20,500	130,994
Ichigo Office REIT Investment Corp.	183	116,303
Ichigo, Inc.	57,100	159,704
Idec Corp.	6,100	96,159
Idemitsu Kosan Co. Ltd.	253,885	1,537,951
IDOM, Inc.	21,200	155,575
IHI Corp.	41,600	4,504,303
Iida Group Holdings Co. Ltd. (a)	41,800	588,172
Iino Kaiun Kaisha Ltd. (a)	16,300	114,200
Imperial Hotel Ltd.	11,300	76,196
Inaba Denki Sangyo Co. Ltd.	12,200	334,297
Inabata & Co. Ltd.	10,200	227,028
Industrial & Infrastructure Fund Investment Corp. REIT	638	536,654
Infomart Corp.	36,200	104,757
INFRONEER Holdings, Inc.	48,680	407,956
Inpex Corp. (a)	247,300	3,466,942
Insource Co. Ltd.	6,400	44,042
Internet Initiative Japan, Inc.	29,200	574,721
Invincible Investment Corp. REIT (a)	2,035	873,481
Ise Chemicals Corp. (a)	800	148,430
Isetan Mitsukoshi Holdings Ltd.	91,000	1,385,365
Security Description	Shares	Value
Isuzu Motors Ltd.	161,300	$2,044,097
Ito En Ltd.	14,500	327,855
ITOCHU Corp.	336,100	17,581,582
Itochu Enex Co. Ltd.	11,400	136,221
Itochu-Shokuhin Co. Ltd.	800	54,886
Itoham Yonekyu Holdings, Inc. (a)	7,000	237,461
Itoki Corp.	8,700	131,724
Iwatani Corp.	65,900	698,715
Iyogin Holdings, Inc.	62,600	685,829
Izumi Co. Ltd.	10,100	232,773
J Front Retailing Co. Ltd.	71,300	968,963
JAC Recruitment Co. Ltd.	33,200	232,833
Jaccs Co. Ltd. (a)	15,900	441,407
JAFCO Group Co. Ltd.	10,800	184,268
Japan Airlines Co. Ltd.	40,800	830,857
Japan Airport Terminal Co. Ltd.	19,900	634,425
Japan Aviation Electronics Industry Ltd.	11,800	209,867
Japan Elevator Service Holdings Co. Ltd.	23,300	670,231
Japan Excellent, Inc. REIT (a)	341	315,161
Japan Exchange Group, Inc.	280,900	2,840,212
Japan Hotel REIT Investment Corp.	1,357	714,927
Japan Lifeline Co. Ltd.	15,700	162,494
Japan Logistics Fund, Inc. REIT	690	446,641
Japan Material Co. Ltd.	14,200	145,397
Japan Metropolitan Fund Invest REIT	2,009	1,418,658
Japan Petroleum Exploration Co. Ltd.	43,700	307,075
Japan Post Bank Co. Ltd.	521,100	5,609,820
Japan Post Holdings Co. Ltd.	504,900	4,668,171
Japan Post Insurance Co. Ltd.	56,600	1,277,805
Japan Prime Realty Investment Corp. REIT (a)	960	615,431
Japan Pulp & Paper Co. Ltd.	20,000	85,846
Japan Real Estate Investment Corp. REIT	1,740	1,420,236
Japan Securities Finance Co. Ltd.	22,000	267,299
Japan Steel Works Ltd.	17,900	1,024,964
Japan Tobacco, Inc. (a)	339,800	9,993,218
Japan Wool Textile Co. Ltd.	10,200	102,816
JCU Corp.	3,500	80,446
Jeol Ltd.	13,800	420,750
JFE Holdings, Inc.	162,900	1,891,262
JGC Holdings Corp.	61,900	535,457
JINS Holdings, Inc.	4,500	266,053
JMDC, Inc.	6,900	190,312
Joyful Honda Co. Ltd. (a)	11,600	167,602
JTEKT Corp.	54,900	451,530
Juroku Financial Group, Inc.	8,300	278,400
Justsystems Corp.	7,200	184,181
JVCKenwood Corp.	33,700	269,469
K&O Energy Group, Inc. (a)	3,000	58,797

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Kadokawa Corp.	24,200	$670,654
Kaga Electronics Co. Ltd.	9,900	187,795
Kagome Co. Ltd.	23,900	474,956
Kajima Corp.	119,700	3,118,357
Kakaku.com, Inc.	33,200	615,526
Kaken Pharmaceutical Co. Ltd.	5,700	150,742
Kameda Seika Co. Ltd. (a)	1,600	44,363
Kamigumi Co. Ltd.	23,600	654,680
Kanadevia Corp.	36,800	248,399
Kanamoto Co. Ltd.	7,900	177,202
Kandenko Co. Ltd.	27,300	629,935
Kaneka Corp.	10,500	289,314
Kanematsu Corp.	22,700	431,307
Kansai Electric Power Co., Inc.	265,900	3,145,994
Kansai Paint Co. Ltd.	41,500	568,149
Kao Corp. (a)	134,000	5,990,086
Kasumigaseki Capital Co. Ltd.	1,400	138,599
Katitas Co. Ltd. (a)	14,500	251,061
Kato Sangyo Co. Ltd.	4,900	186,576
Kawasaki Heavy Industries Ltd.	42,200	3,184,465
Kawasaki Kisen Kaisha Ltd. (a)	104,700	1,481,580
KDDI Corp.	868,800	14,916,570
KDX Realty Investment Corp. REIT	1,155	1,248,195
KeePer Technical Laboratory Co. Ltd. (a)	4,900	120,426
Keihan Holdings Co. Ltd. (a)	26,100	551,832
Keihanshin Building Co. Ltd. (a)	6,200	64,299
Keikyu Corp. (a)	82,100	854,563
Keio Corp.	32,900	798,556
Keisei Electric Railway Co. Ltd.	103,200	965,591
Keiyo Bank Ltd.	20,200	140,125
Kewpie Corp.	26,400	616,113
Keyence Corp.	55,100	22,063,651
KH Neochem Co. Ltd. (a)	5,100	89,187
Kikkoman Corp.	184,700	1,710,884
Kinden Corp.	36,700	1,077,536
Kintetsu Group Holdings Co. Ltd.	53,600	1,013,036
Kirin Holdings Co. Ltd.	218,000	3,047,880
Kissei Pharmaceutical Co. Ltd.	5,900	164,814
Kitz Corp.	13,700	112,487
Kiyo Bank Ltd.	12,500	215,913
Kobayashi Pharmaceutical Co. Ltd. (a)	12,700	474,167
Kobe Bussan Co. Ltd.	43,600	1,351,662
Kobe Steel Ltd. (a)	100,200	1,091,867
Koei Tecmo Holdings Co. Ltd. (a)	25,320	412,987
Kohnan Shoji Co. Ltd.	5,100	137,699
Koito Manufacturing Co. Ltd.	58,000	692,450
Kokusai Electric Corp.	43,700	1,048,897
Kokuyo Co. Ltd. (a)	90,800	519,737
Komatsu Ltd.	260,700	8,549,523
KOMEDA Holdings Co. Ltd.	10,000	205,684
Komeri Co. Ltd.	7,500	152,965
Konami Group Corp.	28,300	4,469,968
Konica Minolta, Inc. (b)	110,200	357,962
Security Description	Shares	Value
Konishi Co. Ltd. (a)	10,400	$81,000
Konoike Transport Co. Ltd.	4,700	95,825
Kose Corp. (a)	10,800	423,417
Koshidaka Holdings Co. Ltd.	10,700	83,262
Kotobuki Spirits Co. Ltd. (a)	27,400	390,290
Krosaki Harima Corp.	4,000	91,938
K's Holdings Corp.	30,200	306,297
Kubota Corp.	274,500	3,082,412
Kumagai Gumi Co. Ltd.	7,000	202,811
Kumiai Chemical Industry Co. Ltd.	12,100	66,848
Kura Sushi, Inc. (a)	4,700	115,186
Kuraray Co. Ltd. (a)	81,100	1,030,278
Kureha Corp.	7,200	156,766
Kurita Water Industries Ltd.	29,700	1,171,592
Kusuri No. Aoki Holdings Co. Ltd.	13,900	349,413
KYB Corp.	8,200	169,399
Kyocera Corp.	382,800	4,594,024
Kyoei Steel Ltd.	3,100	44,125
Kyokuto Kaihatsu Kogyo Co. Ltd. (a)	5,800	107,572
Kyorin Pharmaceutical Co. Ltd.	12,000	125,944
Kyoritsu Maintenance Co. Ltd.	16,700	407,427
Kyoto Financial Group, Inc.	61,300	1,095,757
Kyowa Kirin Co. Ltd.	64,300	1,097,523
Kyudenko Corp.	12,000	496,050
Kyushu Electric Power Co., Inc.	120,300	1,072,285
Kyushu Financial Group, Inc.	103,400	521,277
Kyushu Railway Co.	41,300	1,065,345
LaSalle Logiport REIT	496	477,646
Lasertec Corp. (a)	23,800	3,198,158
Leopalace21 Corp.	38,400	165,356
Life Corp.	9,200	140,887
Lifedrink Co., Inc.	9,000	131,967
Lifenet Insurance Co. (a) (b)	23,500	371,100
Lintec Corp.	8,700	178,102
Lion Corp. (a)	77,900	803,565
Lixil Corp.	88,400	1,020,812
LY Corp.	833,400	3,060,233
M&A Capital Partners Co. Ltd.	3,100	64,599
M&A Research Institute Holdings, Inc. (a) (b)	15,300	131,132
M3, Inc.	125,000	1,718,215
Mabuchi Motor Co. Ltd. (a)	25,600	377,500
Macnica Holdings, Inc.	37,100	498,536
Maeda Kosen Co. Ltd.	11,400	149,874
Makino Milling Machine Co. Ltd.	7,000	557,790
Makita Corp.	67,400	2,077,830
Mani, Inc.	16,200	138,509
Marubeni Corp.	414,900	8,367,224
Maruha Nichiro Corp.	9,200	194,133
Marui Group Co. Ltd.	44,200	938,192
Maruichi Steel Tube Ltd.	16,700	402,918
Maruwa Co. Ltd.	2,500	715,497
Maruzen Showa Unyu Co. Ltd.	2,600	126,360

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Matsuda Sangyo Co. Ltd.	1,700	$39,015
Matsui Securities Co. Ltd.	30,700	147,926
MatsukiyoCocokara & Co.	93,620	1,923,343
Matsuyafoods Holdings Co. Ltd. (a)	2,200	90,166
Max Co. Ltd.	6,000	193,361
Maxell Ltd.	6,800	89,493
Maxvalu Tokai Co. Ltd.	1,400	31,064
Mazda Motor Corp.	171,000	1,029,232
McDonald's Holdings Co. Japan Ltd. (a)	24,900	1,027,408
MCJ Co. Ltd.	15,000	135,415
Mebuki Financial Group, Inc.	256,800	1,338,891
Medipal Holdings Corp.	49,200	796,015
Medley, Inc. (a) (b)	4,300	94,666
Megachips Corp.	1,800	66,544
Megmilk Snow Brand Co. Ltd.	9,900	187,109
Meidensha Corp.	7,900	297,525
MEIJI Holdings Co. Ltd.	65,200	1,438,557
Meiko Electronics Co. Ltd.	4,700	221,261
MEITEC Group Holdings, Inc.	19,700	433,156
Menicon Co. Ltd. (a)	11,500	89,089
Mercari, Inc. (b)	37,800	699,763
Metaplanet, Inc. (a) (b)	80,800	922,981
METAWATER Co. Ltd.	4,200	64,492
Micronics Japan Co. Ltd. (a)	8,600	322,102
Milbon Co. Ltd.	6,100	102,283
Minebea Mitsumi, Inc.	100,400	1,471,125
Mirai Corp. REIT	431	131,885
Mirai Industry Co. Ltd. (a)	2,000	47,215
Mirait One Corp.	23,300	409,397
MISUMI Group, Inc.	80,000	1,069,473
Mitani Sekisan Co. Ltd.	4,200	236,976
Mitsubishi Chemical Group Corp.	380,400	1,996,214
Mitsubishi Corp.	968,100	19,355,968
Mitsubishi Electric Corp.	538,500	11,598,003
Mitsubishi Estate Co. Ltd.	312,700	5,851,557
Mitsubishi Estate Logistics REIT Investment Corp.	348	286,697
Mitsubishi Gas Chemical Co., Inc.	40,500	621,190
Mitsubishi HC Capital, Inc.	252,230	1,851,846
Mitsubishi Heavy Industries Ltd.	907,200	22,672,934
Mitsubishi Logisnext Co. Ltd. (a)	7,200	98,097
Mitsubishi Logistics Corp.	69,700	570,600
Mitsubishi Materials Corp. (a)	33,200	524,162
Mitsubishi Motors Corp.	208,900	590,783
Mitsubishi Pencil Co. Ltd. (a)	5,800	81,793
Mitsubishi Research Institute, Inc.	1,100	34,878
Mitsubishi Shokuhin Co. Ltd.	5,500	241,026
Mitsubishi UFJ Financial Group, Inc.	3,245,100	44,550,059
Mitsuboshi Belting Ltd. (a)	4,200	99,879
Mitsui & Co. Ltd.	704,900	14,381,531
Mitsui Chemicals, Inc.	52,000	1,200,595
Mitsui DM Sugar Co. Ltd.	2,500	52,961
Security Description	Shares	Value
Mitsui E&S Co. Ltd.	26,300	$518,917
Mitsui Fudosan Co. Ltd.	747,800	7,221,995
Mitsui Fudosan Logistics Park, Inc. REIT	944	682,945
Mitsui High-Tec, Inc. (a)	21,500	105,383
Mitsui Mining & Smelting Co. Ltd.	17,200	600,026
Mitsui OSK Lines Ltd. (a)	97,600	3,256,824
Mitsui-Soko Holdings Co. Ltd.	21,300	580,259
Mitsuuroko Group Holdings Co. Ltd.	3,800	49,984
Miura Co. Ltd.	26,400	530,577
MIXI, Inc.	7,200	173,464
Mizuho Financial Group, Inc.	676,020	18,687,721
Mizuho Leasing Co. Ltd.	53,100	393,347
Mizuno Corp.	14,700	270,298
Mochida Pharmaceutical Co. Ltd.	3,500	71,844
Modec, Inc. (a)	12,500	535,671
Monex Group, Inc.	37,700	185,048
Money Forward, Inc. (b)	12,500	424,470
Monogatari Corp. (a)	8,200	221,967
MonotaRO Co. Ltd.	71,200	1,402,361
Mori Hills REIT Investment Corp.	383	354,774
Mori Trust Reit, Inc.	646	308,588
Morinaga & Co. Ltd.	18,700	307,470
Morinaga Milk Industry Co. Ltd.	16,600	372,005
Morita Holdings Corp.	4,400	65,614
MOS Food Services, Inc.	5,200	133,559
MS&AD Insurance Group Holdings, Inc.	364,200	8,144,041
Murata Manufacturing Co. Ltd.	482,300	7,192,178
Musashi Seimitsu Industry Co. Ltd.	10,800	229,541
Musashino Bank Ltd.	4,100	92,675
Nabtesco Corp. (a)	33,400	596,920
Nachi-Fujikoshi Corp.	2,300	49,202
Nagase & Co. Ltd.	20,100	386,777
Nagawa Co. Ltd. (a)	1,600	68,455
Nagoya Railroad Co. Ltd. (a)	57,400	647,933
Nakanishi, Inc.	18,500	242,833
Namura Shipbuilding Co. Ltd.	10,000	217,730
Nankai Electric Railway Co. Ltd.	27,700	418,055
Nanto Bank Ltd.	5,600	159,147
NEC Corp.	347,500	10,149,901
Nexon Co. Ltd.	93,800	1,889,702
Nextage Co. Ltd. (a)	8,200	99,119
NGK Insulators Ltd.	63,300	794,290
NH Foods Ltd.	25,900	895,101
NHK Spring Co. Ltd.	58,100	632,505
Nichias Corp. (a)	14,700	562,171
Nichicon Corp. (a)	9,900	81,492
Nichiden Corp.	3,800	72,556
Nichiha Corp.	5,200	107,064
Nichirei Corp. (a)	57,200	746,457
NIDEC Corp.	248,800	4,831,486
Nifco, Inc.	22,500	532,729

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Nihon Kohden Corp.	51,700	$614,194
Nihon M&A Center Holdings, Inc.	67,400	341,281
Nihon Parkerizing Co. Ltd.	18,600	163,794
Nikkon Holdings Co. Ltd.	26,900	597,612
Nikon Corp.	76,300	781,779
Nintendo Co. Ltd.	312,600	30,038,340
Nippn Corp.	12,600	185,714
Nippon Accommodations Fund, Inc. REIT	610	497,054
Nippon Building Fund, Inc. REIT (a)	2,167	1,993,799
Nippon Densetsu Kogyo Co. Ltd.	7,600	135,116
Nippon Electric Glass Co. Ltd. (a)	19,600	464,880
Nippon Express Holdings, Inc. (a)	60,900	1,219,518
Nippon Gas Co. Ltd.	26,900	493,696
Nippon Kanzai Holdings Co. Ltd.	4,000	75,267
Nippon Kayaku Co. Ltd.	46,400	415,992
Nippon Light Metal Holdings Co. Ltd.	14,500	163,526
Nippon Paint Holdings Co. Ltd.	266,000	2,136,176
Nippon Paper Industries Co. Ltd.	26,300	188,995
Nippon Prologis REIT, Inc.	1,902	1,048,144
NIPPON REIT Investment Corp. (a)	388	237,455
Nippon Road Co. Ltd.	6,000	104,178
Nippon Sanso Holdings Corp.	47,700	1,804,044
Nippon Shinyaku Co. Ltd.	14,900	324,521
Nippon Shokubai Co. Ltd.	25,600	291,366
Nippon Soda Co. Ltd.	9,400	197,508
Nippon Steel Corp.	273,900	5,182,379
Nippon Telegraph & Telephone Corp.	8,460,700	9,020,373
Nippon Television Holdings, Inc.	14,900	345,151
Nippon Yusen KK (a)	122,100	4,385,439
Nipro Corp.	41,300	364,979
Nishimatsu Construction Co. Ltd.	7,700	255,876
Nishimatsuya Chain Co. Ltd.	9,000	130,347
Nishi-Nippon Financial Holdings, Inc.	32,000	479,850
Nishi-Nippon Railroad Co. Ltd.	15,700	221,134
Nishio Holdings Co. Ltd.	2,900	80,809
Nissan Chemical Corp.	34,800	1,060,298
Nissan Motor Co. Ltd. (a) (b)	612,300	1,484,492
Nissan Shatai Co. Ltd. (a)	13,600	101,874
Nissha Co. Ltd.	8,200	76,638
Nisshin Oillio Group Ltd.	7,600	257,025
Nisshin Seifun Group, Inc.	57,800	689,262
Nisshinbo Holdings, Inc. (a)	40,400	258,351
Nissin Foods Holdings Co. Ltd.	55,500	1,150,959
Nissui Corp.	78,900	478,332
Niterra Co. Ltd.	42,400	1,408,979
Nitori Holdings Co. Ltd.	23,500	2,264,668
Nitta Corp. (a)	3,000	80,169
Nittetsu Mining Co. Ltd.	3,100	159,673
Nitto Boseki Co. Ltd. (a)	6,800	286,227
Security Description	Shares	Value
Nitto Denko Corp.	197,100	$3,809,094
Nitto Kogyo Corp.	5,500	118,609
Noevir Holdings Co. Ltd.	3,500	104,919
NOF Corp.	61,100	1,169,802
Nohmi Bosai Ltd.	4,800	121,458
Nojima Corp.	14,200	309,668
NOK Corp.	19,500	287,144
Nomura Co. Ltd.	11,200	71,490
Nomura Holdings, Inc.	877,400	5,782,719
Nomura Micro Science Co. Ltd. (a)	5,600	99,830
Nomura Real Estate Holdings, Inc.	147,200	859,894
Nomura Real Estate Master Fund, Inc. REIT	1,076	1,096,523
Nomura Research Institute Ltd.	108,900	4,359,920
Noritake Co. Ltd.	6,600	167,005
Noritsu Koki Co. Ltd.	12,600	133,375
Noritz Corp.	6,800	87,045
North Pacific Bank Ltd. (a)	112,200	448,971
NS Solutions Corp.	20,400	575,937
NS United Kaiun Kaisha Ltd. (a)	1,400	37,897
NSD Co. Ltd.	16,000	395,445
NSK Ltd.	129,700	609,238
NTN Corp.	90,000	141,874
NTT UD REIT Investment Corp.	365	323,445
Nxera Pharma Co. Ltd. (a) (b)	13,900	86,896
Obara Group, Inc.	1,300	32,265
Obayashi Corp.	182,200	2,756,745
OBIC Business Consultants Co. Ltd.	8,200	484,637
Obic Co. Ltd.	92,900	3,608,722
Odakyu Electric Railway Co. Ltd.	93,300	1,089,022
Ogaki Kyoritsu Bank Ltd.	8,200	142,093
Ohsho Food Service Corp.	9,500	250,251
Oiles Corp.	4,900	70,085
Oji Holdings Corp.	250,300	1,257,695
Okamoto Industries, Inc.	1,900	63,336
Okamura Corp.	11,300	173,672
Okasan Securities Group, Inc.	44,000	204,701
Oki Electric Industry Co. Ltd.	29,500	328,810
Okinawa Cellular Telephone Co.	4,800	170,141
OKUMA Corp.	11,000	279,484
Okumura Corp.	8,800	262,273
Olympus Corp.	335,200	3,979,840
Omron Corp.	49,100	1,323,655
Ono Pharmaceutical Co. Ltd. (a)	108,700	1,173,203
Onward Holdings Co. Ltd.	36,300	149,276
Open House Group Co. Ltd.	20,800	938,444
Open Up Group, Inc. (a)	10,803	127,816
Optorun Co. Ltd. (a)	5,700	64,440
Oracle Corp. Japan	10,900	1,296,802
Organo Corp.	6,000	373,845
Orient Corp. (a)	61,400	411,473
Oriental Land Co. Ltd.	303,100	6,975,004
ORIX Corp.	337,500	7,617,086

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Orix JREIT, Inc.	777	$1,010,216
Osaka Gas Co. Ltd.	112,300	2,871,154
Osaka Soda Co. Ltd. (a)	17,000	211,492
Osaka Steel Co. Ltd.	3,400	66,425
OSG Corp.	18,600	219,036
Otsuka Corp.	62,700	1,274,662
Otsuka Holdings Co. Ltd.	126,000	6,237,848
Pacific Industrial Co. Ltd.	8,700	81,311
PAL GROUP Holdings Co. Ltd.	11,300	282,021
PALTAC Corp.	6,400	178,914
Pan Pacific International Holdings Corp.	111,900	3,841,684
Panasonic Holdings Corp.	668,800	7,202,177
Paramount Bed Holdings Co. Ltd.	10,400	184,607
Park24 Co. Ltd.	34,800	445,706
Pasona Group, Inc.	4,800	74,370
Penta-Ocean Construction Co. Ltd.	65,800	411,669
PeptiDream, Inc. (a) (b)	25,000	284,710
Persol Holdings Co. Ltd.	463,400	903,092
PHC Holdings Corp.	12,900	81,538
Pigeon Corp. (a)	30,600	371,153
PILLAR Corp.	9,400	252,497
Pilot Corp. (a)	8,100	228,681
Piolax, Inc. (a)	4,300	52,989
PKSHA Technology, Inc. (a) (b)	3,100	75,652
Plus Alpha Consulting Co. Ltd.	8,100	125,892
Pola Orbis Holdings, Inc. (a)	19,800	175,458
Prestige International, Inc.	14,500	60,632
Prima Meat Packers Ltd.	3,400	53,361
Raito Kogyo Co. Ltd.	9,300	184,332
Raiznext Corp.	6,900	85,698
Rakus Co. Ltd.	21,500	344,801
Rakuten Bank Ltd. (b)	28,200	1,291,447
Rakuten Group, Inc. (b)	453,700	2,501,483
Recruit Holdings Co. Ltd.	398,500	23,546,661
Relo Group, Inc.	20,900	247,206
Renesas Electronics Corp.	478,000	5,920,191
Rengo Co. Ltd.	42,800	231,534
Resona Holdings, Inc.	602,602	5,556,896
Resonac Holdings Corp.	49,700	1,152,309
Resorttrust, Inc.	46,000	560,809
Restar Corp.	6,000	106,089
Ricoh Co. Ltd.	147,000	1,389,653
Ricoh Leasing Co. Ltd.	6,500	230,849
Rigaku Holdings Corp.	30,600	163,121
Riken Keiki Co. Ltd.	7,400	154,972
Riken Vitamin Co. Ltd.	4,400	83,251
Rinnai Corp.	28,500	706,162
Riso Kagaku Corp.	5,800	44,490
Rohm Co. Ltd. (a)	100,700	1,280,667
Rohto Pharmaceutical Co. Ltd.	55,200	781,502
Roland Corp.	4,400	96,410
Rorze Corp. (a)	23,000	326,900
Round One Corp.	53,700	547,242
Security Description	Shares	Value
Royal Holdings Co. Ltd. (a)	7,900	$143,950
RS Technologies Co. Ltd.	1,600	35,169
Ryohin Keikaku Co. Ltd.	71,600	3,432,656
Ryoyo Ryosan Holdings, Inc.	8,596	158,000
S Foods, Inc.	11,800	213,870
Saizeriya Co. Ltd. (a)	9,600	332,306
Sakai Moving Service Co. Ltd.	4,900	90,133
Sakata INX Corp. (a)	6,900	93,006
Sakata Seed Corp.	6,100	148,018
Sakura Internet, Inc. (a)	6,500	202,724
Samty Residential Investment Corp. REIT	129	86,628
San-A Co. Ltd.	9,000	183,932
San-Ai Obbli Co. Ltd.	29,400	369,421
SanBio Co. Ltd. (a) (b)	15,300	255,168
Sangetsu Corp.	11,700	239,354
San-In Godo Bank Ltd.	38,300	316,062
Sanken Electric Co. Ltd. (b)	8,100	452,146
Sanki Engineering Co. Ltd.	10,100	283,187
Sankyo Co. Ltd.	49,400	912,452
Sankyu, Inc.	11,300	604,878
Sanrio Co. Ltd.	50,600	2,440,935
Sansan, Inc. (b)	19,500	288,359
Santen Pharmaceutical Co. Ltd.	94,800	1,084,872
Sanwa Holdings Corp.	50,700	1,680,933
Sanyo Chemical Industries Ltd. (a)	8,300	210,021
Sanyo Denki Co. Ltd.	2,000	133,476
Sapporo Holdings Ltd.	17,100	878,766
Sawai Group Holdings Co. Ltd.	27,300	346,436
SBI Holdings, Inc.	76,000	2,646,544
SBI Sumishin Net Bank Ltd.	16,400	554,633
SBS Holdings, Inc.	3,300	66,345
SCREEN Holdings Co. Ltd.	22,300	1,815,556
SCSK Corp.	45,200	1,360,584
Secom Co. Ltd.	121,000	4,341,743
Sega Sammy Holdings, Inc.	44,000	1,052,442
Seibu Holdings, Inc.	64,500	2,306,809
Seiko Epson Corp.	81,800	1,083,342
Seiko Group Corp.	6,900	209,467
Seino Holdings Co. Ltd.	26,300	403,299
Seiren Co. Ltd.	13,700	220,801
Sekisui Chemical Co. Ltd.	106,000	1,916,799
Sekisui House Ltd.	168,900	3,721,892
Sekisui House Reit, Inc.	1,449	761,391
Senko Group Holdings Co. Ltd.	36,600	497,645
Senshu Electric Co. Ltd.	2,700	78,881
Senshu Ikeda Holdings, Inc.	67,600	267,227
Septeni Holdings Co. Ltd.	11,000	32,213
Seria Co. Ltd.	9,800	182,166
Seven & i Holdings Co. Ltd.	628,300	10,104,475
Seven Bank Ltd.	148,600	270,565
SG Holdings Co. Ltd.	90,700	1,008,755
Sharp Corp. (a) (b)	71,800	348,648
Shibaura Machine Co. Ltd.	3,800	83,658
Shibaura Mechatronics Corp.	3,600	271,660

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Shibuya Corp. (a)	3,500	$78,144
SHIFT, Inc. (b)	53,000	641,379
Shiga Bank Ltd. (a)	9,000	360,760
Shikoku Electric Power Co., Inc. (a)	47,000	392,900
Shikoku Kasei Holdings Corp.	6,600	89,511
Shimadzu Corp.	66,700	1,649,433
Shimamura Co. Ltd.	11,700	819,717
Shimano, Inc.	21,300	3,082,672
Shimizu Corp.	150,300	1,676,301
Shin Nippon Air Technologies Co. Ltd.	5,200	86,508
Shinagawa Refractories Co. Ltd.	5,900	67,764
Shin-Etsu Chemical Co. Ltd.	510,100	16,852,070
Shin-Etsu Polymer Co. Ltd.	10,100	121,386
Shinmaywa Industries Ltd.	11,300	126,577
Shinnihon Corp.	5,800	66,856
Shionogi & Co. Ltd.	212,200	3,810,771
Ship Healthcare Holdings, Inc.	27,700	372,127
Shiseido Co. Ltd. (a)	113,300	2,018,606
Shizuoka Financial Group, Inc.	123,200	1,431,199
Shizuoka Gas Co. Ltd.	8,100	60,002
SHO-BOND Holdings Co. Ltd. (a)	10,900	355,422
Shochiku Co. Ltd. (a)	2,800	262,854
Shoei Co. Ltd.	11,000	132,507
Showa Sangyo Co. Ltd.	4,800	99,094
Simplex Holdings, Inc.	10,300	278,455
Sinfonia Technology Co. Ltd.	6,300	425,685
Sinko Industries Ltd.	12,300	102,014
SKY Perfect JSAT Holdings, Inc.	57,700	577,619
Skylark Holdings Co. Ltd. (a)	68,200	1,424,483
SMC Corp.	16,200	5,836,464
SMS Co. Ltd.	15,100	155,082
Socionext, Inc. (a)	54,900	1,055,089
SoftBank Corp.	8,105,600	12,513,751
SoftBank Group Corp.	270,400	19,684,004
Sohgo Security Services Co. Ltd.	96,800	675,848
Sojitz Corp.	63,120	1,549,104
Sompo Holdings, Inc.	250,100	7,523,171
Sony Group Corp.	1,740,800	44,952,639
SOSiLA Logistics REIT, Inc.	112	89,091
Sotetsu Holdings, Inc.	18,600	292,176
Square Enix Holdings Co. Ltd.	22,300	1,666,576
Stanley Electric Co. Ltd.	33,400	659,814
Star Asia Investment Corp. REIT	692	274,031
Star Micronics Co. Ltd.	8,200	95,713
Starts Corp., Inc.	6,800	214,435
Subaru Corp.	166,000	2,890,879
Sugi Holdings Co. Ltd.	27,700	631,877
SUMCO Corp. (a)	95,000	746,478
Sumitomo Bakelite Co. Ltd.	19,800	571,471
Sumitomo Chemical Co. Ltd.	393,700	949,873
Sumitomo Corp.	308,500	7,964,253
Sumitomo Densetsu Co. Ltd.	3,700	158,046
Sumitomo Electric Industries Ltd.	213,800	4,581,059
Security Description	Shares	Value
Sumitomo Forestry Co. Ltd. (a)	125,400	$1,266,198
Sumitomo Heavy Industries Ltd.	33,500	687,069
Sumitomo Metal Mining Co. Ltd.	68,200	1,680,861
Sumitomo Mitsui Financial Group, Inc.	1,044,200	26,270,364
Sumitomo Mitsui Trust Group, Inc.	181,700	4,829,148
Sumitomo Osaka Cement Co. Ltd.	7,800	204,281
Sumitomo Pharma Co. Ltd. (b)	48,600	326,703
Sumitomo Realty & Development Co. Ltd.	93,600	3,607,402
Sumitomo Riko Co. Ltd.	7,900	91,226
Sumitomo Rubber Industries Ltd. (a)	52,100	591,713
Sumitomo Warehouse Co. Ltd.	10,700	219,785
Sun Corp.	4,900	190,647
Sun Frontier Fudousan Co. Ltd.	5,800	83,319
Sundrug Co. Ltd.	19,000	593,105
Suntory Beverage & Food Ltd. (a)	38,700	1,235,121
Suruga Bank Ltd.	34,300	319,147
Suzuken Co. Ltd.	19,100	688,655
Suzuki Motor Corp.	447,600	5,401,134
SWCC Corp.	9,800	511,558
Synspective, Inc. (b)	19,800	138,858
Sysmex Corp.	147,600	2,568,911
Systena Corp.	63,300	179,236
T Hasegawa Co. Ltd.	6,800	138,406
T&D Holdings, Inc.	136,600	2,997,833
Tadano Ltd.	23,700	157,776
Taihei Dengyo Kaisha Ltd.	3,100	115,248
Taiheiyo Cement Corp.	31,800	789,028
Taikisha Ltd.	10,200	182,258
Taisei Corp.	46,300	2,692,513
Taiyo Holdings Co. Ltd.	10,700	522,981
Taiyo Yuden Co. Ltd. (a)	33,500	587,923
Takamatsu Construction Group Co. Ltd.	10,200	207,114
Takara Bio, Inc. (a)	7,300	40,633
Takara Holdings, Inc.	35,500	294,430
Takara Leben Real Estate Investment Corp. REIT	247	154,412
Takara Standard Co. Ltd.	13,200	222,064
Takasago International Corp.	2,900	140,136
Takasago Thermal Engineering Co. Ltd.	11,600	569,138
Takashimaya Co. Ltd. (a)	83,700	653,920
Takeda Pharmaceutical Co. Ltd.	450,438	13,798,942
Takeuchi Manufacturing Co. Ltd. (a)	7,700	249,746
Takuma Co. Ltd.	13,400	189,991
Tama Home Co. Ltd. (a)	4,400	100,980
Tamron Co. Ltd. (a)	30,400	184,153
TBS Holdings, Inc.	7,400	259,227
TDK Corp.	569,300	6,682,461
TechMatrix Corp.	9,100	142,442

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
TechnoPro Holdings, Inc. (a)	28,300	$824,245
Teijin Ltd.	50,400	407,541
Terumo Corp.	377,300	6,921,977
THK Co. Ltd. (a)	33,400	891,854
Timee, Inc. (b)	7,900	112,666
TIS, Inc.	59,900	2,006,274
TKC Corp.	10,100	295,074
Toa Corp. (a)	14,900	156,071
Toagosei Co. Ltd. (a)	18,700	180,922
Tobu Railway Co. Ltd.	53,300	918,991
Tocalo Co. Ltd.	12,500	164,682
Toda Corp.	54,600	346,171
Toei Animation Co. Ltd.	17,800	404,812
Toei Co. Ltd. (a)	11,200	405,525
Toenec Corp.	6,000	50,718
Toho Bank Ltd.	30,200	69,204
Toho Co. Ltd.	32,000	1,885,285
Toho Gas Co. Ltd. (a)	20,000	556,198
Toho Holdings Co. Ltd.	14,500	467,791
Tohoku Electric Power Co., Inc.	126,500	919,992
Tokai Carbon Co. Ltd. (a)	54,900	387,107
Tokai Corp.	2,300	33,884
TOKAI Holdings Corp.	21,100	145,200
Tokai Rika Co. Ltd.	11,200	172,290
Tokai Tokyo Financial Holdings, Inc.	41,500	142,217
Token Corp.	1,100	107,681
Tokio Marine Holdings, Inc.	520,100	22,003,746
Tokuyama Corp.	17,600	367,487
Tokyo Century Corp.	40,000	450,137
Tokyo Electric Power Co. Holdings, Inc. (b)	407,200	1,353,434
Tokyo Electron Device Ltd. (a)	4,600	90,220
Tokyo Electron Ltd.	126,800	24,298,688
Tokyo Gas Co. Ltd.	99,600	3,304,256
Tokyo Kiraboshi Financial Group, Inc.	6,500	273,599
Tokyo Metro Co. Ltd. (a)	76,900	893,072
Tokyo Ohka Kogyo Co. Ltd.	28,700	834,504
Tokyo Seimitsu Co. Ltd.	12,300	818,581
Tokyo Steel Manufacturing Co. Ltd.	15,900	166,546
Tokyo Tatemono Co. Ltd. (a)	50,600	899,061
Tokyotokeiba Co. Ltd.	3,400	112,396
Tokyu Construction Co. Ltd.	21,300	155,866
Tokyu Corp.	164,800	1,955,535
Tokyu Fudosan Holdings Corp.	163,100	1,161,330
Tokyu REIT, Inc.	280	377,611
TOMONY Holdings, Inc.	28,300	105,798
Tomy Co. Ltd.	23,900	538,575
Topcon Corp.	29,200	660,232
TOPPAN Holdings, Inc.	65,300	1,774,395
Topre Corp.	7,000	92,755
Toray Industries, Inc.	384,100	2,626,702
Toridoll Holdings Corp.	13,800	398,394
Tosei Corp.	5,700	101,929
Security Description	Shares	Value
Toshiba TEC Corp.	9,200	$187,064
Tosoh Corp.	78,200	1,142,317
Totech Corp.	5,300	104,022
Totetsu Kogyo Co. Ltd.	5,700	152,518
TOTO Ltd.	40,500	1,019,475
Towa Corp.	12,900	179,954
Towa Pharmaceutical Co. Ltd.	5,600	115,958
Toyo Construction Co. Ltd.	16,800	166,668
Toyo Seikan Group Holdings Ltd.	30,200	590,222
Toyo Suisan Kaisha Ltd.	24,100	1,599,214
Toyo Tanso Co. Ltd. (a)	3,700	125,387
Toyo Tire Corp. (a)	32,700	691,376
Toyobo Co. Ltd.	22,700	144,267
Toyoda Gosei Co. Ltd.	14,700	289,125
Toyota Boshoku Corp.	23,400	318,653
Toyota Industries Corp.	48,000	5,416,595
Toyota Motor Corp.	2,683,340	46,312,206
Toyota Tsusho Corp.	180,400	4,082,714
Transcosmos, Inc.	3,700	89,653
TRE Holdings Corp.	5,800	54,970
Trend Micro, Inc.	36,900	2,548,730
Tri Chemical Laboratories, Inc. (a)	5,600	128,907
Trial Holdings, Inc. (a)	8,700	139,193
Trusco Nakayama Corp.	8,700	124,376
TS Tech Co. Ltd.	24,500	286,903
Tsubakimoto Chain Co.	17,400	216,469
Tsuburaya Fields Holdings, Inc.	23,600	339,675
Tsugami Corp.	12,500	160,788
Tsumura & Co.	15,600	375,407
Tsuruha Holdings, Inc. (a)	9,800	763,606
Tsurumi Manufacturing Co. Ltd.	3,300	83,160
TV Asahi Holdings Corp.	5,000	96,715
UACJ Corp.	12,200	445,955
UBE Corp.	27,100	424,384
Ulvac, Inc. (a)	13,200	484,885
U-Next Holdings Co. Ltd. (a)	16,800	267,390
Unicharm Corp.	308,400	2,221,539
Union Tool Co.	2,400	91,550
United Super Markets Holdings, Inc.	23,700	149,802
United Urban Investment Corp. REIT	930	998,602
Ushio, Inc.	17,800	220,829
USS Co. Ltd.	116,400	1,280,082
UT Group Co. Ltd.	6,400	109,174
Valor Holdings Co. Ltd.	7,600	132,643
Visional, Inc. (b)	6,800	523,023
Wacoal Holdings Corp. (a)	12,700	436,888
Wacom Co. Ltd.	24,300	115,406
Wakita & Co. Ltd.	7,000	81,803
Welcia Holdings Co. Ltd.	26,500	465,899
West Holdings Corp.	5,510	63,475
West Japan Railway Co.	131,100	2,996,934
WingArc1st, Inc.	3,500	99,952
Workman Co. Ltd.	5,800	253,370

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Yakult Honsha Co. Ltd. (a)	70,000	$1,314,514
YAMABIKO Corp. (a)	6,300	92,639
Yamada Holdings Co. Ltd.	150,600	472,616
Yamaguchi Financial Group, Inc.	49,400	531,124
Yamaha Corp.	100,800	727,502
Yamaha Motor Co. Ltd. (a)	261,500	1,954,303
Yamato Holdings Co. Ltd.	74,200	991,422
Yamato Kogyo Co. Ltd.	10,900	661,191
Yamazaki Baking Co. Ltd.	32,000	715,345
Yamazen Corp.	14,000	121,347
Yaoko Co. Ltd.	5,200	342,287
Yaskawa Electric Corp.	65,200	1,475,571
Yellow Hat Ltd.	23,200	247,347
Yodogawa Steel Works Ltd.	22,000	174,544
Yokogawa Bridge Holdings Corp.	6,900	120,760
Yokogawa Electric Corp.	64,200	1,713,393
Yokohama Rubber Co. Ltd. (a)	33,600	923,945
Yonex Co. Ltd.	14,000	281,076
Yoshinoya Holdings Co. Ltd.	17,700	383,666
Yuasa Trading Co. Ltd.	3,200	99,803
Yurtec Corp.	5,500	80,647
Zacros Corp.	2,700	70,283
Zenkoku Hosho Co. Ltd.	27,400	613,273
Zensho Holdings Co. Ltd.	27,300	1,651,476
Zeon Corp.	34,200	346,747
ZERIA Pharmaceutical Co. Ltd.	2,600	37,530
Zojirushi Corp.	9,400	87,008
ZOZO, Inc.	115,200	1,241,763
Zuken, Inc.	3,500	129,876
		1,468,742,827
JERSEY — 0.0% *
JTC PLC (e)	42,009	489,319
KUWAIT — 0.2%
Agility Global PLC	805,380	260,942
Agility Public Warehousing Co. KSC	402,690	258,143
Al Ahli Bank of Kuwait KSCP	294,951	290,369
Ali Alghanim Sons Automotive Co. KSCC	142,912	528,178
Arabi Group Holding KSC (b)	198,460	249,901
Boubyan Bank KSCP	385,777	908,453
Boubyan Petrochemicals Co. KSCP	96,096	201,778
Boursa Kuwait Securities Co. KPSC	53,839	534,076
Burgan Bank SAK	270,622	243,405
Commercial Real Estate Co. KSC	284,859	182,608
Gulf Bank KSCP	521,348	612,147
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	123,907
Humansoft Holding Co. KSC	24,729	198,317
Jazeera Airways Co. KSCP	15,731	75,941
Kuwait Finance House KSCP	3,014,545	7,907,327
Kuwait International Bank KSCP	253,790	229,926
Security Description	Shares	Value
Kuwait Projects Co. Holding KSCP (b)	591,156	$172,271
Kuwait Real Estate Co. KSC	128,656	162,424
Kuwait Telecommunications Co.	187,081	342,650
Mabanee Co. KPSC	189,893	542,818
Mezzan Holding Co. KSCC	29,758	119,713
Mobile Telecommunications Co. KSCP	473,369	747,791
National Bank of Kuwait SAKP	2,263,835	7,396,799
National Industries Group Holding SAK	492,876	411,066
National Investments Co. KSCP	53,192	43,493
National Real Estate Co. KPSC (b)	195,244	48,723
Salhia Real Estate Co. KSCP	326,767	436,046
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	364,189	175,097
Warba Bank KSCP (b)	988,895	866,799
		24,271,108
LUXEMBOURG — 0.1%
Aperam SA	11,706	377,055
ArcelorMittal SA	132,806	4,188,878
CVC Capital Partners PLC (e)	55,397	1,130,182
Eurofins Scientific SE	33,516	2,377,875
Reinet Investments SCA	43,368	1,406,005
RTL Group SA	10,497	457,759
SES SA	96,430	683,694
		10,621,448
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	658,000	2,921,185
Sands China Ltd.	638,000	1,328,015
SJM Holdings Ltd. (a) (b)	521,249	167,995
Wynn Macau Ltd. (a)	355,200	245,246
		4,662,441
MALAYSIA — 0.4%
Alliance Bank Malaysia Bhd.	209,800	214,758
AMMB Holdings Bhd.	937,800	1,135,917
Axiata Group Bhd.	730,611	400,834
Axis Real Estate Investment Trust	601,686	278,658
Bank Islam Malaysia Bhd.	65,900	35,685
Bumi Armada Bhd.	2,298,900	245,696
Bursa Malaysia Bhd.	132,900	240,833
Carlsberg Brewery Malaysia Bhd. Class B	27,200	124,550
CelcomDigi Bhd.	1,322,300	1,234,210
Chin Hin Group Bhd. (b)	248,000	133,704
CIMB Group Holdings Bhd.	2,400,560	3,871,227
CTOS Digital Bhd.	342,900	76,960
Dialog Group Bhd.	889,900	333,937
Eco World Development Group Bhd.	345,800	159,328
Fraser & Neave Holdings Bhd.	40,800	285,469
Frontken Corp. Bhd.	400,350	376,532

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Gamuda Bhd.	1,231,885	$1,401,432
Genting Bhd.	683,000	494,751
Genting Malaysia Bhd.	968,600	443,985
Greatech Technology Bhd. (b)	76,600	31,109
Hartalega Holdings Bhd.	334,300	130,211
Heineken Malaysia Bhd.	28,800	172,369
Hong Leong Bank Bhd.	183,932	856,209
IGB Real Estate Investment Trust	356,900	215,301
IHH Healthcare Bhd.	518,100	839,198
IJM Corp. Bhd.	1,498,600	932,510
Inari Amertron Bhd.	1,040,400	499,135
IOI Corp. Bhd.	696,600	618,759
IOI Properties Group Bhd.	371,500	173,817
ITMAX SYSTEM Bhd.	183,300	162,382
Kossan Rubber Industries Bhd.	400,400	140,742
KPJ Healthcare Bhd.	431,700	272,728
Kuala Lumpur Kepong Bhd.	118,976	584,919
Mah Sing Group Bhd.	274,800	77,666
Malakoff Corp. Bhd.	123,000	23,516
Malayan Banking Bhd.	1,430,965	3,296,606
Malaysian Pacific Industries Bhd.	23,900	120,337
Maxis Bhd.	577,200	494,880
MBSB Bhd.	371,600	60,455
Mega First Corp. Bhd.	55,600	48,859
MISC Bhd.	393,200	708,797
Mr. DIY Group M Bhd. (e)	821,400	319,937
My EG Services Bhd.	1,094,700	246,993
Nationgate Holdings Bhd.	482,500	187,935
Nestle Malaysia Bhd.	19,800	360,778
Pavilion Real Estate Investment Trust	1,009,000	381,026
Petronas Chemicals Group Bhd.	877,000	726,928
Petronas Dagangan Bhd.	120,900	617,924
Petronas Gas Bhd.	233,200	975,890
PPB Group Bhd.	148,480	362,516
Press Metal Aluminium Holdings Bhd.	1,285,600	1,581,619
Public Bank Bhd.	4,393,200	4,497,017
QL Resources Bhd.	418,125	456,804
RHB Bank Bhd.	512,995	767,574
Sam Engineering & Equipment M Bhd.	105,400	103,886
Scientex Bhd.	136,600	108,359
SD Guthrie Bhd.	631,643	696,075
Sime Darby Bhd.	671,935	263,316
Sime Darby Property Bhd.	527,135	180,281
SP Setia Bhd. Group	891,014	237,011
Sunway Bhd.	856,200	955,739
Sunway Construction Group Bhd.	324,800	462,843
Sunway Real Estate Investment Trust	449,800	224,339
Supermax Corp. Bhd. (b)	480,326	67,306
Syarikat Takaful Malaysia Keluarga Bhd.	38,589	31,252
Tanco Holdings Bhd. (b)	464,800	101,007
Security Description	Shares	Value
Telekom Malaysia Bhd.	303,486	$472,113
Tenaga Nasional Bhd.	764,500	2,610,975
TIME dotCom Bhd.	205,200	255,860
Top Glove Corp. Bhd. (b)	1,121,000	189,030
UEM Sunrise Bhd.	250,000	42,157
Unisem M Bhd.	150,000	80,869
United Plantations Bhd.	50,550	264,366
ViTrox Corp. Bhd.	141,200	118,044
VS Industry Bhd.	447,552	87,693
Yinson Holdings Bhd.	199,636	111,423
YTL Corp. Bhd.	746,100	411,104
YTL Power International Bhd.	822,200	777,189
		42,284,149
MEXICO — 0.6%
Alfa SAB de CV Class A (a)	853,363	626,064
Alpek SAB de CV (a)	365,000	197,454
Alsea SAB de CV (a) (b)	110,500	298,184
America Movil SAB de CV	5,150,300	4,574,531
Arca Continental SAB de CV	156,600	1,644,002
Banco del Bajio SA (a) (e)	300,500	721,346
Bolsa Mexicana de Valores SAB de CV	119,400	271,703
Cemex SAB de CV (a)	4,123,964	2,826,876
Coca-Cola Femsa SAB de CV (a)	157,895	1,519,610
Concentradora Fibra Danhos SA de CV REIT	88,800	115,301
Controladora Alpek SAB de CV (a) (b)	853,363	140,029
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (b)	465,900	218,992
Corp. Inmobiliaria Vesta SAB de CV (a)	203,400	555,226
FIBRA Macquarie Mexico REIT (e)	198,886	315,720
Fibra Uno Administracion SA de CV REIT	847,700	1,163,052
Fomento Economico Mexicano SAB de CV	474,400	4,851,476
Genomma Lab Internacional SAB de CV Class B (a)	262,900	285,138
Gentera SAB de CV	278,600	591,207
Gruma SAB de CV Class B	54,635	936,331
Grupo Aeroportuario del Centro Norte SAB de CV	90,454	1,180,230
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	104,325	2,378,568
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	44,240	1,402,814
Grupo Bimbo SAB de CV (a)	367,300	1,017,793
Grupo Carso SAB de CV (a)	177,210	1,254,878
Grupo Comercial Chedraui SA de CV (a)	56,500	445,612
Grupo Financiero Banorte SAB de CV Class O	707,100	6,419,743

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Grupo Financiero Inbursa SAB de CV Class O (a)	572,300	$1,467,405
Grupo Mexico SAB de CV (a)	842,200	5,066,931
Grupo Televisa SAB (a)	583,400	257,855
Industrias Penoles SAB de CV (b)	55,120	1,522,277
Kimberly-Clark de Mexico SAB de CV Class A (a)	468,000	850,436
La Comer SAB de CV (a)	128,912	280,588
Megacable Holdings SAB de CV	186,600	519,442
Operadora De Sites Mexicanos SAB de CV Class A-1 (a)	281,200	254,973
Orbia Advance Corp. SAB de CV (a)	234,557	162,273
Prologis Property Mexico SA de CV REIT	302,957	1,137,291
Promotora y Operadora de Infraestructura SAB de CV	43,590	487,838
Qualitas Controladora SAB de CV (a)	45,500	464,080
Regional SAB de CV	59,300	486,905
Southern Copper Corp.	24,062	2,434,353
Wal-Mart de Mexico SAB de CV (a)	1,409,800	4,637,893
		55,982,420
NETHERLANDS — 2.3%
Aalberts NV	26,298	949,558
ABN AMRO Bank NV (e)	129,692	3,538,032
Adyen NV (b) (e)	7,096	12,980,904
Aegon Ltd.	355,705	2,567,061
Akzo Nobel NV	48,342	3,370,726
AMG Critical Materials NV	8,447	216,158
Arcadis NV	19,083	922,903
Argenx SE (b)	17,288	9,533,891
ASM International NV	13,397	8,545,542
ASML Holding NV	111,478	88,669,644
ASR Nederland NV	41,873	2,771,223
Basic-Fit NV (a) (b) (e)	13,055	395,988
BE Semiconductor Industries NV (a)	22,969	3,425,541
Brunel International NV (a)	7,083	74,414
Corbion NV	12,908	276,222
Eurocommercial Properties NV REIT	11,835	371,625
Euronext NV (e)	21,683	3,693,169
EXOR NV	25,021	2,514,148
Flow Traders Ltd. (b)	8,122	262,757
Fugro NV	29,941	419,294
Havas NV	199,610	341,627
Heineken Holding NV	36,688	2,723,936
Heineken NV	81,289	7,063,066
IMCD NV	16,731	2,239,905
ING Groep NV	891,155	19,484,320
JDE Peet's NV (a)	45,229	1,286,951
Koninklijke Ahold Delhaize NV	258,222	10,760,538
Koninklijke BAM Groep NV	74,064	656,832
Security Description	Shares	Value
Koninklijke Heijmans NV	6,327	$408,111
Koninklijke KPN NV	1,100,802	5,344,439
Koninklijke Philips NV (a)	235,551	5,643,394
Koninklijke Vopak NV	15,566	771,450
NN Group NV	74,320	4,922,109
OCI NV (b)	26,058	234,611
Pharming Group NV (a) (b)	152,999	163,524
Pharvaris NV (a) (b)	3,300	58,080
PostNL NV (a)	117,309	127,100
Randstad NV (a)	28,676	1,319,523
Redcare Pharmacy NV (b) (e)	4,128	453,795
SBM Offshore NV	38,120	1,006,811
Sligro Food Group NV	9,778	165,511
TKH Group NV	10,573	482,544
TomTom NV (a) (b)	14,221	82,665
Universal Music Group NV (a)	311,518	10,048,755
Van Lanschot Kempen NV (a)	7,795	499,599
Wereldhave NV REIT	8,129	162,981
Wolters Kluwer NV	67,834	11,303,039
		233,254,016
NEW ZEALAND — 0.2%
Air New Zealand Ltd.	679,148	241,182
Auckland International Airport Ltd.	554,875	2,608,801
Contact Energy Ltd.	213,784	1,167,998
Fisher & Paykel Healthcare Corp. Ltd.	166,731	3,648,766
Fletcher Building Ltd. (b)	409,720	718,802
Goodman Property Trust REIT	225,549	264,255
Infratil Ltd.	259,822	1,671,884
Kiwi Property Group Ltd. REIT	289,431	156,372
Mercury NZ Ltd.	215,494	786,202
Meridian Energy Ltd.	375,123	1,343,538
Ryman Healthcare Ltd. (b)	189,506	257,689
Spark New Zealand Ltd.	472,851	697,517
Xero Ltd. (b)	41,351	4,872,469
		18,435,475
NIGERIA — 0.0% *
Airtel Africa PLC (e)	222,056	548,643
NORWAY — 0.5%
Aker ASA Class A	5,939	384,403
Aker BP ASA	83,651	2,131,015
Aker Solutions ASA	78,663	270,665
Austevoll Seafood ASA	24,300	232,682
AutoStore Holdings Ltd. (b) (e)	316,776	188,287
Bluenord ASA	6,296	307,032
BW Offshore Ltd.	28,194	84,278
Crayon Group Holding ASA (b) (e)	24,500	349,111
DNB Bank ASA	251,043	6,911,329
DNO ASA	116,876	148,525
DOF Group ASA	39,363	345,798
Elkem ASA (e)	76,651	179,514
Elopak ASA	35,535	165,039
Entra ASA (b) (e)	14,424	190,425

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Equinor ASA	230,948	$5,821,797
Europris ASA (e)	43,267	365,130
FLEX LNG Ltd.	8,533	189,300
Frontline PLC	39,003	641,526
Gjensidige Forsikring ASA	52,942	1,336,145
Golden Ocean Group Ltd.	34,702	256,329
Grieg Seafood ASA (b)	13,773	102,960
Hexagon Composites ASA (b)	32,962	59,086
Hoegh Autoliners ASA	28,308	249,381
Kitron ASA	48,587	300,557
Kongsberg Gruppen ASA	122,425	4,728,382
Leroy Seafood Group ASA	69,854	329,953
Mowi ASA	144,133	2,771,652
MPC Container Ships ASA	99,639	157,241
Norbit ASA	11,552	246,572
Norconsult Norge AS	26,234	117,953
Nordic Semiconductor ASA (b)	48,480	650,092
Norsk Hydro ASA	372,265	2,116,676
Norwegian Air Shuttle ASA	205,409	296,248
Odfjell Drilling Ltd.	25,322	166,900
Odfjell SE Class A	11,750	125,399
Orkla ASA	202,565	2,193,852
Protector Forsikring ASA	15,594	661,070
Salmar ASA	17,428	752,251
SpareBank 1 Nord Norge	25,407	369,266
Sparebank 1 Oestlandet	12,667	243,634
SpareBank 1 SMN	34,263	656,637
SpareBank 1 Sor-Norge ASA	54,663	1,001,464
Stolt-Nielsen Ltd.	6,169	156,058
Storebrand ASA	137,729	1,943,506
Telenor ASA	184,973	2,864,242
TGS ASA	51,813	440,065
TOMRA Systems ASA	59,145	917,593
Vend Marketplaces ASA Class A	21,304	747,346
Vend Marketplaces ASA Class B	28,377	952,845
Wallenius Wilhelmsen ASA	37,434	306,287
Wilh Wilhelmsen Holding ASA Class A	3,283	140,959
		47,264,457
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	47,800	784,876
Credicorp Ltd.	18,400	4,112,768
Hochschild Mining PLC	88,519	310,048
Intercorp Financial Services, Inc.	9,200	350,796
		5,558,488
PHILIPPINES — 0.1%
Aboitiz Equity Ventures, Inc.	290,900	180,231
Alliance Global Group, Inc.	450,900	72,202
AREIT, Inc.	282,100	205,328
Ayala Corp.	59,470	601,773
Ayala Land, Inc.	1,649,200	790,492
Bank of the Philippine Islands	741,210	1,710,586
BDO Unibank, Inc.	700,413	1,899,931
Century Pacific Food, Inc.	641,200	458,163
Security Description	Shares	Value
Converge Information & Communications Technology Solutions, Inc.	546,900	$188,934
D&L Industries, Inc.	337,900	32,032
DigiPlus Interactive Corp.	347,900	321,157
DMCI Holdings, Inc.	571,200	110,529
GT Capital Holdings, Inc.	21,337	217,423
International Container Terminal Services, Inc.	274,690	2,004,218
JG Summit Holdings, Inc.	515,090	182,700
Jollibee Foods Corp.	127,680	489,595
LT Group, Inc.	314,800	71,868
Manila Electric Co.	63,940	611,250
Manila Water Co., Inc.	223,300	156,584
Megaworld Corp.	1,365,000	47,737
Metropolitan Bank & Trust Co.	429,496	552,786
PLDT, Inc.	20,290	438,362
Puregold Price Club, Inc.	338,780	216,511
Robinsons Land Corp.	375,144	90,573
Robinsons Retail Holdings, Inc.	77,600	53,382
Semirara Mining & Power Corp.	150,000	87,875
SM Investments Corp.	58,325	902,883
SM Prime Holdings, Inc.	2,798,600	1,165,048
Synergy Grid & Development Phils, Inc. (b)	202,800	39,314
Universal Robina Corp.	280,030	445,175
		14,344,642
POLAND — 0.4%
Alior Bank SA	22,775	596,199
Allegro.eu SA (b) (e)	171,435	1,640,937
Asseco Poland SA (a)	16,630	930,498
Auto Partner SA	20,329	115,884
Bank Handlowy w Warszawie SA (b)	10,908	360,406
Bank Millennium SA (b)	139,551	552,218
Bank Polska Kasa Opieki SA	48,765	2,496,444
Benefit Systems SA	1,887	1,655,286
Budimex SA (a)	4,169	642,813
CCC SA (a) (b)	15,574	881,324
CD Projekt SA	17,445	1,355,533
Cyfrowy Polsat SA (b)	52,228	254,871
Diagnostyka SA	6,125	283,390
Dino Polska SA (b) (e)	13,715	1,996,289
Enea SA (b)	55,046	297,945
Grupa Azoty SA (a) (b)	49,998	323,751
Grupa Kety SA	3,269	809,617
InPost SA (b)	57,882	958,021
Jastrzebska Spolka Weglowa SA (a) (b)	14,458	85,818
KGHM Polska Miedz SA (b)	41,789	1,490,585
KRUK SA (a) (b)	3,866	429,740
LPP SA	312	1,266,563
mBank SA (b)	4,896	1,081,151
Orange Polska SA	136,372	344,916
ORLEN SA	158,755	3,606,720

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
PGE Polska Grupa Energetyczna SA (b)	203,171	$641,208
Powszechna Kasa Oszczednosci Bank Polski SA	241,206	5,022,024
Powszechny Zaklad Ubezpieczen SA	159,785	2,785,598
Santander Bank Polska SA	12,176	1,663,113
Tauron Polska Energia SA (b)	320,278	745,535
XTB SA (a) (e)	27,082	610,474
Zabka Group SA (b)	93,275	558,553
		36,483,424
PORTUGAL — 0.1%
Altri SGPS SA (a)	11,642	66,553
Banco Comercial Portugues SA Class R	2,353,663	1,825,136
Corticeira Amorim SGPS SA (a)	17,838	165,838
CTT-Correios de Portugal SA	16,915	149,910
EDP SA	910,924	3,937,117
Galp Energia SGPS SA	112,655	2,058,977
Jeronimo Martins SGPS SA	78,507	1,979,498
Mota-Engil SGPS SA (a)	18,415	82,964
Navigator Co. SA (a)	56,434	211,057
NOS SGPS SA	58,370	265,163
REN - Redes Energeticas Nacionais SGPS SA	101,023	358,722
Semapa-Sociedade de Investimento e Gestao	5,579	109,367
Sonae SGPS SA	327,287	464,096
		11,674,398
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	72,377	292,211
Al Rayan Bank	1,789,683	1,144,296
Baladna (b)	290,455	100,674
Barwa Real Estate Co.	488,520	372,327
Commercial Bank PSQC	854,806	1,068,214
Doha Bank QPSC	624,132	436,087
Dukhan Bank	467,458	467,073
Estithmar Holding QPSC (b)	319,474	288,852
Gulf International Services QSC	825,246	725,292
Gulf Warehousing Co.	42,346	34,135
Industries Qatar QSC	396,374	1,344,471
Mesaieed Petrochemical Holding Co.	1,679,516	620,881
Ooredoo QPSC	224,764	788,927
Qatar Aluminum Manufacturing Co.	766,785	285,359
Qatar Electricity & Water Co. QSC	119,929	533,603
Qatar Fuel QSC	158,861	653,595
Qatar Gas Transport Co. Ltd.	714,376	973,168
Qatar International Islamic Bank QSC	268,177	802,100
Qatar Islamic Bank QPSC	473,189	2,878,642
Qatar National Bank QPSC	1,293,305	6,162,824
Qatar Navigation QSC	255,603	784,149
Security Description	Shares	Value
United Development Co. QSC	1,537,116	$440,322
Vodafone Qatar QSC	302,258	197,493
		21,394,695
ROMANIA — 0.0% *
NEPI Rockcastle NV	191,012	1,450,493
RUSSIA — 0.0%
Alrosa PJSC (c)	330,200	—
Credit Bank of Moscow PJSC (b) (c)	2,707,900	—
Gazprom PJSC (c)	1,561,848	—
GMK Norilskiy Nickel PAO (b) (c) (d)	950,300	—
Inter RAO UES PJSC (b) (c)	5,356,000	—
LUKOIL PJSC (b) (c)	54,554	—
Mobile TeleSystems PJSC (c)	31,200	—
Mobile TeleSystems PJSC ADR (b) (c)	53,100	—
Moscow Exchange MICEX-RTS PJSC (b) (c)	191,435	—
Novatek PJSC GDR (b) (c)	286	—
Novolipetsk Steel PJSC (b) (c)	224,930	—
PhosAgro PJSC (b) (c)	135	—
PhosAgro PJSC GDR (b) (c)	20,976	—
Polyus PJSC (b) (c)	44,920	—
Polyus PJSC GDR (b) (c)	1,062	—
Rosneft Oil Co. PJSC (c)	169,478	—
Rostelecom PJSC (c)	100,000	—
Sberbank of Russia PJSC (c)	1,586,024	—
Severstal PAO (c)	31,441	—
Sistema PJSFC GDR (b) (c)	40,100	—
Surgutneftegas PAO (c)	888,900	—
Surgutneftegas PAO Preference Shares (c)	802,100	—
Tatneft PJSC (c)	187,335	—
TCS Group Holding PLC GDR (b) (c)	1,787	—
VK IPJSC GDR (b) (c)	17,475	—
VTB Bank PJSC (b) (c)	87,478	—
		—
SAUDI ARABIA — 1.0%
Abdullah Al Othaim Markets Co.	90,217	187,145
ACWA Power Co. (b)	39,563	2,700,474
Ades Holding Co.	83,356	304,487
Advanced Petrochemical Co. (b)	32,252	266,409
Al Babtain Power & Telecommunication Co.	8,541	124,682
Al Hammadi Holding	27,000	277,163
Al Majed for Oud Co.	8,019	316,655
Al Masane Al Kobra Mining Co.	10,480	177,158
Al Moammar Information Systems Co.	3,626	130,615
Al Rajhi Bank	546,075	13,773,815
Al Rajhi Co. for Co-operative Insurance (b)	10,522	360,786
Al Rajhi REIT	104,183	231,117

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Alamar Foods	3,456	$52,110
Alaseel Co.	41,322	45,062
Al-Dawaa Medical Services Co.	6,646	138,750
Aldrees Petroleum & Transport Services Co.	16,050	545,199
Alinma Bank	332,400	2,377,008
AlKhorayef Water & Power Technologies Co.	5,225	200,753
Almarai Co. JSC	143,043	1,933,684
Almoosa Health Co.	4,642	200,755
Almunajem Foods Co.	3,218	61,777
AlSaif Stores For Development & Investment Co. (b)	120,285	228,992
Alujain Corp.	7,396	73,122
Arab National Bank	265,578	1,538,023
Arabian Cement Co.	9,227	57,962
Arabian Centres Co. (e)	99,383	514,338
Arabian Contracting Services Co. (b)	5,247	145,497
Arabian Internet & Communications Services Co.	6,542	464,682
Arriyadh Development Co.	18,294	172,185
Astra Industrial Group Co.	8,946	383,553
Ataa Educational Co.	3,559	62,630
Bank AlBilad	209,305	1,468,846
Bank Al-Jazira (b)	171,121	586,296
Banque Saudi Fransi	339,876	1,618,500
Bawan Co.	4,389	61,789
BinDawood Holding Co.	145,480	236,616
Bupa Arabia for Cooperative Insurance Co.	22,487	1,067,840
Catrion Catering Holding Co.	14,877	479,174
City Cement Co.	6,348	29,451
Co. for Cooperative Insurance	20,034	843,987
Dallah Healthcare Co.	9,649	335,998
Dar Al Arkan Real Estate Development Co. (b)	184,842	946,265
Dr. Sulaiman Al Habib Medical Services Group Co.	22,915	1,656,992
East Pipes Integrated Co. for Industry	3,815	128,574
Eastern Province Cement Co.	9,470	78,679
Electrical Industries Co.	137,268	307,805
Elm Co.	6,542	1,746,917
Emaar Economic City (b)	34,564	123,769
Etihad Atheeb Telecommunication Co.	4,723	128,700
Etihad Etisalat Co.	108,708	1,718,807
First Milling Co.	5,996	86,810
Jabal Omar Development Co. (b)	177,638	952,960
Jadwa REIT Saudi Fund	30,786	82,906
Jahez International Co. (b)	26,656	199,005
Jamjoom Pharmaceuticals Factory Co.	6,072	280,408
Jarir Marketing Co.	160,269	535,868
Leejam Sports Co. JSC	5,409	186,910
Maharah Human Resources Co.	79,610	108,467
Security Description	Shares	Value
Makkah Construction & Development Co.	32,047	$786,115
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	13,889	74,287
Miahona	13,159	88,838
Middle East Healthcare Co. (b)	11,802	178,894
Middle East Paper Co. (b)	18,521	143,111
Middle East Pharmaceutical Co.	2,755	90,572
Mobile Telecommunications Co. Saudi Arabia	120,032	344,366
Mouwasat Medical Services Co.	71,675	1,441,909
Nahdi Medical Co.	8,502	289,483
National Agriculture Development Co. (b)	61,702	347,459
National Co. for Learning & Education	2,895	124,198
National Gas & Industrialization Co.	10,017	210,462
National Industrialization Co. (b)	89,787	229,824
National Medical Care Co.	5,781	252,018
Nice One Beauty Digital Marketing Co. (b)	23,894	210,494
Northern Region Cement Co.	90,720	189,640
Perfect Presentation For Commercial Services Co. (b)	16,920	50,979
Qassim Cement Co.	14,766	200,988
Rasan Information Technology Co. (b)	10,842	251,212
Retal Urban Development Co.	89,148	373,659
Riyad Bank	395,437	3,030,225
Riyadh Cement Co.	24,741	211,887
SABIC Agri-Nutrients Co.	65,318	1,866,975
Sahara International Petrochemical Co.	91,006	480,933
SAL Saudi Logistics Services	12,578	629,822
Saudi Arabian Mining Co. (b)	382,831	5,471,202
Saudi Arabian Oil Co. (e)	1,656,334	10,740,446
Saudi Aramco Base Oil Co.	13,799	376,019
Saudi Automotive Services Co.	6,941	116,593
Saudi Awwal Bank	274,433	2,465,909
Saudi Basic Industries Corp.	260,386	3,794,186
Saudi Cement Co.	14,485	152,864
Saudi Ceramic Co. (b)	8,760	70,024
Saudi Chemical Co. Holding	167,160	316,447
Saudi Electricity Co.	225,813	885,069
Saudi Ground Services Co.	32,328	422,018
Saudi Industrial Investment Group	78,693	351,868
Saudi Investment Bank	159,833	618,791
Saudi Kayan Petrochemical Co. (b)	167,662	231,119
Saudi National Bank	814,076	7,840,135
Saudi Paper Manufacturing Co.	7,734	132,595
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	10,157	72,146

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Saudi Public Transport Co. (b)	16,546	$62,293
Saudi Real Estate Co. (b)	41,287	219,618
Saudi Reinsurance Co. (b)	9,582	130,298
Saudi Research & Media Group (b)	10,151	523,451
Saudi Steel Pipe Co.	6,939	103,609
Saudi Tadawul Group Holding Co.	11,748	552,552
Saudi Telecom Co.	579,720	6,575,467
Saudia Dairy & Foodstuff Co.	3,420	249,490
Savola Group (b)	41,597	307,666
Seera Group Holding (b)	40,067	271,137
Southern Province Cement Co.	12,949	99,159
Sumou Real Estate Co.	11,179	119,823
Sustained Infrastructure Holding Co.	8,180	71,713
Tanmiah Food Co.	2,556	66,209
Theeb Rent A Car Co.	7,227	129,298
United Electronics Co.	10,685	251,420
United International Transportation Co.	10,440	201,535
Walaa Cooperative Insurance Co. (b)	17,036	79,672
Yamama Cement Co.	20,429	185,525
Yanbu Cement Co.	15,788	85,538
Yanbu National Petrochemical Co.	80,910	651,508
		101,137,689
SINGAPORE — 1.1%
AIMS APAC REIT	112,100	116,179
BW LPG Ltd. (e)	25,458	299,367
CapitaLand Ascendas REIT	1,012,974	2,131,488
CapitaLand Ascott Trust REIT	614,885	427,255
CapitaLand China Trust REIT	303,800	168,162
Capitaland India Trust	200,300	165,128
CapitaLand Integrated Commercial Trust REIT	1,714,588	2,921,255
CapitaLand Investment Ltd.	605,200	1,259,200
CDL Hospitality Trusts REIT	187,168	115,359
City Developments Ltd.	132,400	539,517
ComfortDelGro Corp. Ltd.	577,400	648,280
DBS Group Holdings Ltd.	600,854	21,186,631
Digital Core REIT Management Pte. Ltd.	214,600	113,738
ESR-REIT	152,742	295,015
Far East Hospitality Trust REIT	140,900	62,504
Frasers Centrepoint Trust REIT	357,191	639,419
Frasers Hospitality Trust REIT	135,000	74,196
Frasers Logistics & Commercial Trust REIT (a)	666,439	447,380
Genting Singapore Ltd.	1,725,400	968,603
Grab Holdings Ltd. Class A (b)	650,800	3,273,524
Hafnia Ltd.	87,657	438,644
Hong Fok Corp. Ltd.	61,000	35,202
iFAST Corp. Ltd.	32,600	168,932
Kenon Holdings Ltd.	5,301	218,651
Security Description	Shares	Value
Keppel DC REIT	500,544	$915,689
Keppel Infrastructure Trust	981,675	308,303
Keppel Ltd.	526,600	3,067,854
Keppel REIT	575,360	399,791
Lendlease Global Commercial REIT	315,527	128,822
Mapletree Industrial Trust REIT	568,950	911,285
Mapletree Logistics Trust REIT (a)	943,147	873,798
Mapletree Pan Asia Commercial Trust REIT	646,168	639,243
Netlink NBN Trust	931,400	643,530
Olam Group Ltd.	198,325	147,928
Oversea-Chinese Banking Corp. Ltd.	938,211	12,014,463
Parkway Life Real Estate Investment Trust	153,900	495,419
Raffles Medical Group Ltd.	139,876	109,274
Riverstone Holdings Ltd. (a)	100,800	53,026
SATS Ltd.	279,636	667,447
Sea Ltd. ADR (b)	109,600	17,529,424
Seatrium Ltd.	644,625	1,017,309
Sembcorp Industries Ltd.	238,100	1,280,560
Sheng Siong Group Ltd.	144,600	212,305
SIA Engineering Co. Ltd.	80,800	199,835
Singapore Airlines Ltd. (a)	489,000	2,676,033
Singapore Exchange Ltd.	228,500	2,669,556
Singapore Post Ltd. (a)	357,000	170,981
Singapore Technologies Engineering Ltd.	416,200	2,545,596
Singapore Telecommunications Ltd.	2,100,500	6,299,933
Starhill Global REIT	385,208	154,247
StarHub Ltd.	126,800	115,485
STMicroelectronics NV	191,708	5,836,317
Stoneweg Europe Stapled Trust REIT	89,560	159,798
Suntec Real Estate Investment Trust	655,000	581,125
UMS Integration Ltd.	161,000	168,123
United Overseas Bank Ltd.	353,593	9,994,385
UOL Group Ltd.	123,833	600,862
Venture Corp. Ltd.	69,100	619,033
Yangzijiang Financial Holding Ltd.	587,200	341,167
		111,261,575
SOUTH AFRICA — 1.0%
Absa Group Ltd.	225,958	2,237,806
AECI Ltd. (a)	27,750	165,505
African Rainbow Minerals Ltd. (a)	57,599	557,702
Afrimat Ltd.	38,727	95,754
Anglo American PLC	316,786	9,333,311
Aspen Pharmacare Holdings Ltd. (a)	106,536	716,325
AVI Ltd.	85,323	451,935

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Barloworld Ltd.	32,805	$208,427
Bid Corp. Ltd.	103,340	2,718,110
Bidvest Group Ltd.	91,702	1,204,994
Boxer Retail Ltd. (a) (b)	75,047	292,481
Capitec Bank Holdings Ltd.	24,677	4,930,831
Clicks Group Ltd.	61,547	1,284,881
Coronation Fund Managers Ltd.	44,887	99,846
DataTec Ltd.	67,024	246,052
Dis-Chem Pharmacies Ltd. (e)	111,613	202,861
Discovery Ltd.	142,412	1,721,325
DRDGOLD Ltd. (a)	195,857	261,528
Equites Property Fund Ltd. REIT	159,974	136,108
Exxaro Resources Ltd.	57,692	476,989
FirstRand Ltd.	1,375,799	5,859,702
Fortress Real Estate Investments Ltd. Class B (a)	251,245	283,885
Foschini Group Ltd.	93,551	678,658
Gold Fields Ltd.	247,652	5,794,120
Grindrod Ltd.	139,992	98,232
Growthpoint Properties Ltd. REIT	731,511	551,167
Harmony Gold Mining Co. Ltd.	161,229	2,221,030
Hosken Consolidated Investments Ltd.	23,694	169,659
Hyprop Investments Ltd. REIT (a)	107,036	257,543
Impala Platinum Holdings Ltd. (b)	239,231	2,139,466
Investec Ltd.	59,188	440,498
JSE Ltd.	20,858	156,406
Kumba Iron Ore Ltd.	24,928	399,830
Life Healthcare Group Holdings Ltd.	346,213	278,198
Momentum Group Ltd.	280,914	542,029
Motus Holdings Ltd.	47,936	253,770
Mr. Price Group Ltd. (a)	60,589	754,940
MTN Group Ltd.	501,082	3,971,155
MultiChoice Group (b)	79,925	528,089
Naspers Ltd. Class N	46,952	14,571,745
Nedbank Group Ltd.	121,672	1,664,057
Netcare Ltd.	364,842	286,392
Ninety One Ltd.	225,109	549,116
Northam Platinum Holdings Ltd. (a)	112,636	1,215,078
Old Mutual Ltd. (d)	851,334	578,215
Old Mutual Ltd. (a) (d)	315,585	213,636
Omnia Holdings Ltd.	27,807	124,395
OUTsurance Group Ltd.	238,793	1,052,523
Pan African Resources PLC	686,312	430,273
Pepkor Holdings Ltd. (a) (e)	765,676	1,173,207
Pick n Pay Stores Ltd. (a) (b)	90,211	136,043
Redefine Properties Ltd. REIT	1,546,663	398,605
Remgro Ltd. (a)	170,733	1,519,868
Resilient REIT Ltd.	55,944	189,825
Reunert Ltd.	47,667	154,230
Sanlam Ltd.	555,318	2,770,770
Santam Ltd.	7,575	182,435
Security Description	Shares	Value
Sappi Ltd.	130,549	$218,619
Sasol Ltd. (b)	135,850	602,071
Scatec ASA (b) (e)	35,708	328,333
Shoprite Holdings Ltd.	145,257	2,263,708
Sibanye Stillwater Ltd. (a) (b)	780,539	1,416,906
SPAR Group Ltd. (a) (b)	38,271	232,259
Standard Bank Group Ltd.	371,469	4,756,016
Super Group Ltd. (a)	99,955	88,924
Telkom SA SOC Ltd. (b)	39,144	118,899
Thungela Resources Ltd.	37,800	180,351
Tiger Brands Ltd.	36,103	647,817
Truworths International Ltd.	86,745	348,615
Valterra Platinum Ltd.	27,729	1,233,144
Valterra Platinum Ltd. (b)	39,142	1,716,423
Vodacom Group Ltd.	170,332	1,310,228
Vukile Property Fund Ltd. REIT	254,072	280,646
We Buy Cars Holdings Ltd.	113,134	381,331
Wilson Bayly Holmes-Ovcon Ltd.	22,889	237,851
Woolworths Holdings Ltd.	258,705	753,496
		97,047,198
SOUTH KOREA — 3.2%
ABLBio, Inc. (b)	7,302	363,585
Advanced Nano Products Co. Ltd.	2,134	79,219
Alteogen, Inc. (b)	12,510	3,448,222
Amorepacific Corp.	11,041	1,118,335
Amorepacific Holdings Corp.	27,383	644,198
APR Corp. (b)	4,455	509,011
Asiana Airlines, Inc. (b)	24,352	174,484
BGF retail Co. Ltd.	1,557	139,595
Binggrae Co. Ltd.	4,015	252,871
BNK Financial Group, Inc.	60,750	560,416
Boryung	3,324	20,270
Cafe24 Corp. (b)	5,781	207,107
Caregen Co. Ltd.	6,390	162,165
Celltrion Pharm, Inc. (b)	4,245	156,168
Celltrion, Inc.	48,371	5,720,222
Chabiotech Co. Ltd. (b)	25,630	204,341
Cheil Worldwide, Inc.	15,138	224,894
Chong Kun Dang Pharmaceutical Corp.	2,389	146,746
CJ CGV Co. Ltd. (b)	23,500	88,282
CJ CheilJedang Corp.	1,788	329,884
CJ Corp.	3,512	417,662
CJ ENM Co. Ltd. (b)	1,582	87,798
CJ Logistics Corp.	1,971	127,642
Classys, Inc.	7,582	352,246
Cosmax, Inc.	3,323	688,188
CosmoAM&T Co. Ltd. (b)	5,225	131,051
Coway Co. Ltd.	14,121	1,012,828
CS Wind Corp.	5,047	175,388
Daeduck Electronics Co. Ltd.	8,563	109,893
Daejoo Electronic Materials Co. Ltd.	2,655	140,855
Daesang Corp.	4,987	80,924

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Daewoo Engineering & Construction Co. Ltd. (b)	52,482	$162,548
Daewoong Co. Ltd.	2,154	36,788
Daewoong Pharmaceutical Co. Ltd.	1,213	129,425
Daishin Securities Co. Ltd.	29,380	531,174
Daishin Securities Co. Ltd. Preference Shares	5,975	87,305
Daou Technology, Inc.	6,450	163,687
DB HiTek Co. Ltd.	7,593	263,302
DB Insurance Co. Ltd.	11,291	1,031,550
Delivery Hero SE (b) (e)	55,950	1,508,598
Dentium Co. Ltd.	2,224	101,675
DI Dong Il Corp.	3,366	96,521
DL E&C Co. Ltd.	6,686	256,620
DL Holdings Co. Ltd.	2,132	72,352
DN Automotive Corp.	2,270	37,340
Dongjin Semichem Co. Ltd.	7,712	186,857
DongKook Pharmaceutical Co. Ltd.	4,240	54,508
Dongsuh Cos., Inc.	7,745	162,980
Doosan Bobcat, Inc.	12,723	548,665
Doosan Co. Ltd.	2,242	1,089,769
Doosan Enerbility Co. Ltd. (b)	142,329	7,213,473
Doosan Fuel Cell Co. Ltd. (b)	10,534	175,228
DoubleUGames Co. Ltd.	12,556	531,230
Douzone Bizon Co. Ltd.	3,770	188,556
Duk San Neolux Co. Ltd. (b)	1,243	32,742
Ecopro BM Co. Ltd. (b)	13,076	974,693
Ecopro Co. Ltd.	27,196	909,825
Ecopro Materials Co. Ltd. (b)	5,502	185,085
E-MART, Inc.	5,504	348,282
EMRO, Inc.	2,432	95,146
Enchem Co. Ltd. (b)	3,370	139,584
Eo Technics Co. Ltd.	1,871	233,182
ESR Kendall Square REIT Co. Ltd.	16,720	52,033
Eugene Technology Co. Ltd.	3,217	93,201
F&F Co. Ltd.	2,987	174,847
GemVax & Kael Co. Ltd. (b)	7,288	332,107
Grand Korea Leisure Co. Ltd.	3,328	37,309
Green Cross Corp.	1,262	118,102
Green Cross Holdings Corp.	5,248	62,489
GS Engineering & Construction Corp.	18,346	282,068
GS Holdings Corp.	11,346	392,184
GS Retail Co. Ltd.	5,434	67,039
Han Kuk Carbon Co. Ltd.	6,842	131,811
Hana Financial Group, Inc.	85,816	5,487,493
Hana Micron, Inc.	7,322	64,832
Hana Tour Service, Inc.	2,425	98,466
Hanall Biopharma Co. Ltd. (b)	12,699	228,179
Hanil Cement Co. Ltd.	5,238	72,228
Hanjin Kal Corp.	7,055	617,888
Hankook & Co. Co. Ltd.	2,676	38,070
Hankook Tire & Technology Co. Ltd.	18,375	541,202
Security Description	Shares	Value
Hanmi Pharm Co. Ltd.	1,543	$326,984
Hanmi Science Co. Ltd.	6,614	219,552
Hanmi Semiconductor Co. Ltd.	11,616	877,913
Hanon Systems (b)	41,312	94,893
Hansol Chemical Co. Ltd.	1,959	249,230
Hanssem Co. Ltd.	2,499	85,362
Hanwha Aerospace Co. Ltd.	9,001	5,655,637
Hanwha Corp.	8,951	625,429
Hanwha Engine (b)	14,560	306,929
Hanwha Investment & Securities Co. Ltd. (b)	13,008	63,710
Hanwha Life Insurance Co. Ltd. (b)	83,342	203,477
Hanwha Ocean Co. Ltd. (b)	30,266	1,780,617
Hanwha Solutions Corp.	39,633	927,981
Hanwha Systems Co. Ltd.	25,648	1,102,241
Hanwha Vision Co. Ltd. (b)	10,647	396,028
HD Hyundai Co. Ltd.	19,938	1,913,138
HD Hyundai Construction Equipment Co. Ltd.	2,085	117,413
HD Hyundai Electric Co. Ltd.	6,525	2,451,226
HD Hyundai Heavy Industries Co. Ltd.	6,081	1,930,727
HD Hyundai Infracore Co. Ltd.	37,177	348,190
HD Hyundai Mipo	6,378	997,153
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,424	3,098,091
HDC Hyundai Development Co-Engineering & Construction	6,351	105,646
HD-Hyundai Marine Engine (b)	7,708	287,280
Hite Jinro Co. Ltd.	4,760	72,656
HK inno N Corp.	3,166	100,404
HL Mando Co. Ltd.	6,581	160,185
HLB Life Science Co. Ltd. (b)	22,874	83,896
Hlb Pharma Ceutical Co. Ltd. (b)	6,367	81,192
HLB Therapeutics Co. Ltd. (b)	25,459	90,170
HLB, Inc. (b)	33,408	1,215,421
HMM Co. Ltd.	70,833	1,180,900
Hotel Shilla Co. Ltd. (b)	7,245	277,539
HPSP Co. Ltd.	9,413	193,547
HS Hyosung Advanced Materials Corp.	620	95,784
Hugel, Inc. (b)	1,296	372,590
HYBE Co. Ltd.	7,031	1,609,795
Hyosung Corp.	1,488	84,124
Hyosung Heavy Industries Corp.	1,492	985,012
Hyosung TNC Corp.	406	75,207
Hyundai Autoever Corp.	1,200	151,689
Hyundai Bioscience Co. Ltd. (b)	1,841	12,045
Hyundai Department Store Co. Ltd.	2,120	118,755
Hyundai Elevator Co. Ltd.	4,885	311,285
Hyundai Engineering & Construction Co. Ltd.	33,951	1,974,773
Hyundai Feed, Inc. (b) (c)	12,561	6,939
Hyundai Glovis Co. Ltd.	9,980	996,817

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Hyundai Marine & Fire Insurance Co. Ltd. (b)	11,464	$224,676
Hyundai Mobis Co. Ltd.	17,858	3,797,604
Hyundai Motor Co.	39,490	5,954,516
Hyundai Motor Co. Preference Shares (d)	9,675	1,139,121
Hyundai Motor Co. Preference Shares (d)	6,036	690,991
Hyundai Rotem Co. Ltd.	20,333	2,960,458
Hyundai Steel Co.	40,779	888,339
Hyundai Wia Corp.	3,319	112,634
Iljin Electric Co. Ltd.	7,848	239,580
iM Financial Group Co. Ltd.	26,545	247,237
Industrial Bank of Korea	66,386	898,198
Innocean Worldwide, Inc.	11,628	170,853
ISC Co. Ltd.	5,870	260,096
ISU Specialty Chemical (b)	7,025	220,442
IsuPetasys Co. Ltd.	14,234	551,599
JB Financial Group Co. Ltd.	28,335	431,450
JNTC Co. Ltd. (b)	7,289	99,592
Jusung Engineering Co. Ltd.	10,171	234,002
JYP Entertainment Corp.	7,133	392,696
Kakao Corp.	84,166	3,741,820
Kakao Games Corp. (b)	8,347	118,253
KakaoBank Corp.	44,429	987,604
Kakaopay Corp. (b)	8,181	464,940
Kangwon Land, Inc.	21,244	288,060
KB Financial Group, Inc.	108,662	8,929,028
KCC Corp.	1,069	247,131
KEPCO Engineering & Construction Co., Inc.	3,524	272,342
KEPCO Plant Service & Engineering Co. Ltd.	3,509	156,262
Kia Corp.	69,509	4,990,680
KIWOOM Securities Co. Ltd.	4,384	743,877
Koh Young Technology, Inc.	11,662	138,689
Kolmar Korea Co. Ltd.	2,978	220,217
Kolon Industries, Inc.	2,530	82,577
Korea Aerospace Industries Ltd.	20,387	1,356,515
Korea Electric Power Corp.	69,272	2,017,183
Korea Electric Terminal Co. Ltd.	599	28,938
Korea Gas Corp.	8,763	270,435
Korea Investment Holdings Co. Ltd.	18,797	1,944,325
Korea Zinc Co. Ltd.	1,302	790,114
Korean Air Lines Co. Ltd.	52,146	884,813
Korean Reinsurance Co.	41,079	311,684
Krafton, Inc. (b)	7,593	2,042,278
KT&G Corp.	27,844	2,634,617
Kum Yang Co. Ltd. (b) (c)	8,903	32,654
Kumho Petrochemical Co. Ltd.	3,498	291,068
Kumho Tire Co., Inc. (b)	24,818	82,843
Kyung Dong Navien Co. Ltd.	1,463	78,483
L&F Co. Ltd. (b)	5,988	218,738
Lake Materials Co. Ltd.	7,818	70,035
LEENO Industrial, Inc.	15,475	583,638
LG Chem Ltd.	13,451	2,107,948
Security Description	Shares	Value
LG Corp.	26,223	$1,546,644
LG Display Co. Ltd. (b)	71,602	475,366
LG Electronics, Inc.	28,803	1,575,031
LG Energy Solution Ltd. (b)	12,976	2,855,566
LG H&H Co. Ltd.	2,348	555,858
LG Innotek Co. Ltd.	3,277	357,906
LG Uplus Corp.	46,209	489,618
LIG Nex1 Co. Ltd.	3,602	1,441,227
LigaChem Biosciences, Inc. (b)	6,542	556,477
Lotte Chemical Corp.	4,266	185,863
Lotte Chilsung Beverage Co. Ltd.	412	36,389
Lotte Corp.	5,009	103,179
Lotte Energy Materials Corp. (b)	5,252	85,224
LOTTE Fine Chemical Co. Ltd.	2,494	72,902
LOTTE REIT Co. Ltd.	72,309	200,918
Lotte Rental Co. Ltd.	2,023	51,339
Lotte Shopping Co. Ltd.	2,741	150,698
Lotte Wellfood Co. Ltd.	1,011	86,522
LS Corp.	4,977	726,489
LS Eco Energy Ltd.	4,815	123,265
LS Electric Co. Ltd.	5,181	1,147,836
LS Materials Ltd. (b)	6,861	55,921
Lunit, Inc. (b)	7,175	306,224
LX International Corp.	14,247	328,834
LX Semicon Co. Ltd.	2,737	131,212
Medytox, Inc.	1,333	175,712
Meritz Financial Group, Inc.	25,275	2,106,874
Mezzion Pharma Co. Ltd. (b)	6,067	171,050
Mirae Asset Securities Co. Ltd.	56,403	896,447
Misto Holdings Corp.	9,123	241,662
Naturecell Co. Ltd. (b)	12,479	257,513
NAVER Corp.	41,350	8,042,661
NCSoft Corp.	3,175	485,801
Netmarble Corp. (e)	5,495	252,438
Nexon Games Co. Ltd. (b)	6,243	64,299
NEXTIN, Inc.	1,384	51,992
NH Investment & Securities Co. Ltd.	36,806	545,163
NICE Information Service Co. Ltd.	10,100	122,284
NKMax Co. Ltd. (b) (c)	18,462	6,908
NongShim Co. Ltd.	723	210,536
OCI Holdings Co. Ltd.	2,996	161,610
OliX Pharmaceuticals, Inc. (b)	5,725	147,622
Orion Corp.	10,307	830,914
Orion Holdings Corp.	5,222	85,124
Oscotec, Inc. (b)	5,686	120,705
Otoki Corp.	406	118,527
Pan Ocean Co. Ltd.	57,731	158,914
Paradise Co. Ltd.	12,649	143,117
Park Systems Corp.	970	205,198
Pearl Abyss Corp. (b)	6,377	199,872
People & Technology, Inc.	3,700	84,851
Peptron, Inc. (b)	6,617	923,223
PharmaResearch Co. Ltd.	3,043	1,112,715

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Poongsan Corp.	3,880	$370,003
Posco DX Co. Ltd.	11,689	203,102
POSCO Future M Co. Ltd. (b)	11,450	1,072,377
POSCO Holdings, Inc.	20,205	3,907,458
Posco International Corp.	12,452	458,554
PSK Holdings, Inc.	1,526	39,857
Rainbow Robotics (b)	2,812	584,444
S-1 Corp.	3,092	157,166
Sam Chun Dang Pharm Co. Ltd.	5,249	572,894
Samsung Biologics Co. Ltd. (b) (e)	4,914	3,611,950
Samsung C&T Corp.	23,658	2,829,284
Samsung E&A Co. Ltd.	41,731	683,354
Samsung Electro-Mechanics Co. Ltd.	16,695	1,666,284
Samsung Electronics Co. Ltd.	1,334,785	59,143,556
Samsung Electronics Co. Ltd. Preference Shares	229,090	8,402,456
Samsung Fire & Marine Insurance Co. Ltd.	8,150	2,620,851
Samsung Heavy Industries Co. Ltd. (b)	187,809	2,332,305
Samsung Life Insurance Co. Ltd.	21,187	2,000,018
Samsung SDI Co. Ltd.	22,980	2,942,312
Samsung SDS Co. Ltd.	11,326	1,423,303
Samsung Securities Co. Ltd.	14,135	770,848
Samyang Foods Co. Ltd.	1,103	1,140,104
Sanil Electric Co. Ltd.	4,288	281,821
SD Biosensor, Inc.	6,738	52,123
SeAH Besteel Holdings Corp.	1,754	42,758
SeAH Steel Holdings Corp.	1,440	234,736
Sebang Global Battery Co. Ltd.	1,623	82,497
Seegene, Inc.	5,723	140,361
Seojin System Co. Ltd. (b)	5,942	93,119
SFA Engineering Corp.	4,891	85,346
SHIFT UP Corp. (b)	5,092	184,498
Shinhan Financial Group Co. Ltd.	124,969	5,685,460
Shinsegae, Inc.	1,389	193,900
Shinsung Delta Tech Co. Ltd.	3,443	176,283
Silicon2 Co. Ltd. (b)	10,431	476,877
SK Biopharmaceuticals Co. Ltd. (b)	8,337	568,320
SK Bioscience Co. Ltd. (b)	6,365	225,199
SK Chemicals Co. Ltd.	1,680	89,627
SK Discovery Co. Ltd.	2,244	97,601
SK Gas Ltd.	498	95,202
SK Hynix, Inc.	153,154	33,136,461
SK IE Technology Co. Ltd. (b) (e)	6,160	122,780
SK Innovation Co. Ltd.	17,196	1,559,566
SK Networks Co. Ltd.	38,191	126,775
SK oceanplant Co. Ltd. (b)	5,577	78,928
SK REITs Co. Ltd.	61,379	210,115
SK Square Co. Ltd. (b)	25,104	3,403,995
SK Telecom Co. Ltd.	14,291	600,400
SK, Inc.	9,648	1,461,927
SKC Co. Ltd. (b)	4,369	356,746
Security Description	Shares	Value
SL Corp.	1,756	$40,660
SM Entertainment Co. Ltd.	2,962	309,456
SNT Motiv Co. Ltd.	1,876	43,508
S-Oil Corp.	10,391	461,189
SOLUM Co. Ltd. (b)	10,424	122,808
Solus Advanced Materials Co. Ltd.	5,776	34,709
Soop Co. Ltd.	1,389	93,862
Soulbrain Co. Ltd.	779	103,897
ST Pharm Co. Ltd.	2,098	119,699
Studio Dragon Corp. (b)	2,238	85,235
Taesung Co. Ltd. (b)	8,517	170,706
Taihan Electric Wire Co. Ltd. (b)	30,467	389,190
TechWing, Inc.	9,109	225,093
TKG Huchems Co. Ltd.	1,984	24,697
Tokai Carbon Korea Co. Ltd.	1,212	96,450
Voronoi, Inc. (b)	3,210	260,444
VT Co. Ltd. (b)	4,639	121,337
Wemade Co. Ltd. (b)	4,152	105,215
WONIK IPS Co. Ltd.	5,486	107,517
Woori Financial Group, Inc.	242,368	4,031,685
YC Corp. (b)	6,775	50,351
YG Entertainment, Inc.	2,609	184,037
Youlchon Chemical Co. Ltd.	2,226	50,883
Youngone Corp.	4,506	211,010
Youngone Holdings Co. Ltd.	1,025	105,644
Yuhan Corp.	14,955	1,154,647
		322,442,243
SPAIN — 1.9%
Acciona SA (a)	6,517	1,168,916
Acerinox SA	65,426	830,979
ACS Actividades de Construccion y Servicios SA (a)	54,880	3,797,610
Aedas Homes SA (e)	2,314	66,006
Aena SME SA (e)	212,360	5,648,655
Almirall SA (a)	18,106	226,142
Amadeus IT Group SA (a)	127,555	10,702,727
AmRest Holdings SE	15,970	69,647
Atalaya Mining Copper SA	22,612	140,678
Atresmedia Corp. de Medios de Comunicacion SA (a)	20,752	125,940
Audax Renovables SA (b)	30,037	54,017
Banco Bilbao Vizcaya Argentaria SA	1,631,821	25,007,012
Banco de Sabadell SA	1,559,270	4,947,431
Banco Santander SA	4,290,289	35,389,050
Bankinter SA (a)	190,879	2,482,620
Befesa SA (e)	8,540	277,483
CaixaBank SA	1,103,263	9,523,906
Cellnex Telecom SA (b) (e)	149,494	5,782,180
CIE Automotive SA (a)	16,160	462,853
Construcciones y Auxiliar de Ferrocarriles SA (a)	4,991	273,307
Distribuidora Internacional de Alimentacion SA (b)	3,493	109,887
EDP Renovaveis SA (a)	86,668	963,941

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
eDreams ODIGEO SA (a) (b)	18,564	$168,883
Enagas SA (a)	62,416	1,046,985
Ence Energia y Celulosa SA (a)	35,434	120,789
Endesa SA (a)	94,708	2,989,440
Fluidra SA (a)	28,166	700,928
Gestamp Automocion SA (a) (e)	33,976	116,537
Grenergy Renovables SA (b)	3,490	251,949
Grifols SA (b)	84,428	1,025,745
HBX Group International PLC (b)	21,516	273,276
Iberdrola SA	1,641,227	31,383,555
Indra Sistemas SA	24,394	1,055,482
Industria de Diseno Textil SA	306,551	15,897,940
Inmobiliaria Colonial Socimi SA REIT (a)	83,032	585,777
Laboratorios Farmaceuticos Rovi SA	4,490	288,564
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	144,058	228,626
Logista Integral SA	14,361	468,643
Melia Hotels International SA	71,919	600,241
Merlin Properties Socimi SA REIT	104,457	1,364,725
Neinor Homes SA (e)	7,187	140,214
Pharma Mar SA (a) (b)	3,618	337,635
Prosegur Cash SA (e)	40,918	39,194
Prosegur Cia de Seguridad SA	36,069	123,420
Redeia Corp. SA (a)	114,901	2,448,008
Repsol SA (a)	323,572	4,723,122
Sacyr SA (a)	148,127	603,012
Solaria Energia y Medio Ambiente SA (b)	16,480	190,278
Talgo SA (b) (e)	13,385	46,507
Tecnicas Reunidas SA (b)	12,804	294,587
Telefonica SA (a)	1,147,928	6,007,131
Unicaja Banco SA (e)	271,526	639,374
Vidrala SA	6,287	726,929
Viscofan SA (a)	10,576	749,867
		183,688,350
SWEDEN — 2.1%
AAK AB (a)	48,346	1,259,074
AcadeMedia AB (e)	15,147	132,392
AddLife AB Class B	31,354	620,803
Addnode Group AB (a)	27,720	322,271
AddTech AB Class B	69,158	2,336,615
AFRY AB	23,673	392,463
Alfa Laval AB (a)	78,920	3,294,130
Alimak Group AB (e)	25,204	385,052
Alleima AB	50,067	392,692
Ambea AB (e)	28,819	340,794
AQ Group AB	19,140	363,102
Arjo AB Class B	74,541	264,832
Asmodee Group AB Class B (a) (b)	30,290	397,281
Assa Abloy AB Class B	290,187	8,988,416
Atea ASA	21,003	330,413
Security Description	Shares	Value
Atlas Copco AB Class A	749,259	$12,016,729
Atlas Copco AB Class B	448,474	6,326,841
Atrium Ljungberg AB Class B (a)	64,970	230,521
Attendo AB (e)	27,548	183,260
Avanza Bank Holding AB (a)	33,471	1,126,306
Axfood AB (a)	28,850	846,393
Beijer Ref AB (a)	102,418	1,604,983
Betsson AB Class B	31,044	651,147
Bilia AB Class A	14,418	193,190
Billerud Aktiebolag	68,390	704,323
BioArctic AB (a) (b) (e)	7,654	143,517
BioGaia AB Class B	31,050	345,999
Biotage AB	25,774	386,999
Boliden AB (b)	74,605	2,310,075
BoneSupport Holding AB (b) (e)	15,103	443,721
Boozt AB (a) (b) (e)	10,974	91,369
Bravida Holding AB (e)	49,701	496,207
Bufab AB	34,915	321,695
Bure Equity AB	13,517	403,649
Camurus AB (b)	8,577	545,827
Castellum AB (a)	182,306	2,372,939
Catena AB	10,928	553,372
Cibus Nordic Real Estate AB publ (a)	15,201	298,265
Clas Ohlson AB Class B	10,296	349,380
Cloetta AB Class B	48,673	173,847
Corem Property Group AB Class B (a)	130,068	70,968
Creades AB Class A (a)	14,930	117,492
Dios Fastigheter AB	40,777	296,295
Dometic Group AB (a) (e)	167,924	697,393
Electrolux AB Class B (a) (b)	58,515	413,088
Electrolux Professional AB Class B (a)	57,720	405,779
Elekta AB Class B	98,077	503,022
Embracer Group AB (a) (b)	37,452	424,255
Engcon AB	12,692	120,123
Epiroc AB Class A	217,654	4,690,898
Epiroc AB Class B	103,062	1,957,339
EQT AB (a)	114,784	3,804,695
Essity AB Class B	166,457	4,576,065
Evolution AB (e)	47,052	3,710,682
Fabege AB (a)	61,293	544,411
Fastighets AB Balder Class B (b)	205,938	1,518,216
FastPartner AB Class A	13,270	80,619
Getinge AB Class B	60,864	1,211,481
Granges AB	35,420	450,815
H & M Hennes & Mauritz AB Class B (a)	154,512	2,154,647
Hemnet Group AB	23,456	680,762
Hexagon AB Class B	600,745	5,998,373
Hexatronic Group AB (a) (b)	64,124	167,200
Hexpol AB	70,177	675,232
HMS Networks AB (a) (b)	8,703	378,423
Hoist Finance AB (e)	9,870	86,475
Holmen AB Class B	19,373	762,691

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Hufvudstaden AB Class A	25,389	$329,004
Husqvarna AB Class B	84,931	443,708
Industrivarden AB Class A	32,340	1,164,598
Industrivarden AB Class C	41,769	1,497,573
Indutrade AB	72,202	1,956,115
Instalco AB	81,719	208,362
Intea Fastigheter AB	16,385	133,499
Investment AB Latour Class B (a)	39,397	1,030,149
Investor AB Class B (a)	492,094	14,444,650
INVISIO AB	9,060	339,855
Inwido AB	14,516	320,161
JM AB (a)	35,779	569,512
Kinnevik AB Class B (b)	64,717	568,236
L E Lundbergforetagen AB Class B	26,138	1,293,406
Lifco AB Class B	63,585	2,553,968
Lindab International AB (a)	17,669	363,562
Loomis AB	18,794	784,069
Medicover AB Class B	15,499	409,820
MEKO AB	8,779	99,117
Mildef Group AB	13,758	286,264
MIPS AB	6,305	293,207
Modern Times Group MTG AB Class B (b)	30,302	381,541
Munters Group AB (e)	34,357	497,849
Mycronic AB	42,182	893,176
NCAB Group AB (b)	38,365	190,408
NCC AB Class B	21,013	388,934
New Wave Group AB Class B	23,414	305,377
Nibe Industrier AB Class B (a)	411,197	1,740,503
Nolato AB Class B	43,985	267,222
Nordnet AB publ	36,812	992,685
Norion Bank AB (b)	28,130	149,942
NP3 Fastigheter AB (a)	8,148	230,836
Nyfosa AB	39,890	394,279
Pandox AB	28,642	500,087
Paradox Interactive AB (a)	7,501	149,541
Peab AB Class B	38,686	314,387
Platzer Fastigheter Holding AB Class B	9,670	81,070
Ratos AB Class B	176,075	741,221
RaySearch Laboratories AB	12,349	434,076
Rusta AB	11,872	92,306
Saab AB Class B	87,370	4,836,776
Sagax AB Class B	58,070	1,316,117
Samhallsbyggnadsbolaget i Norden AB (a) (b)	170,381	101,223
Sandvik AB	313,810	7,141,924
Scandic Hotels Group AB (e)	37,033	319,994
Sdiptech AB Class B (a) (b)	6,902	154,112
Sectra AB Class B	36,125	1,328,192
Securitas AB Class B	135,912	2,017,916
Skandinaviska Enskilda Banken AB Class A	461,113	7,988,097
Skanska AB Class B	89,921	2,077,626
SKF AB Class B	90,707	2,066,282
Security Description	Shares	Value
SkiStar AB	10,880	$176,607
SSAB AB Class A	51,377	306,416
SSAB AB Class B (a)	218,616	1,281,821
Storskogen Group AB Class B	326,603	386,732
Storytel AB	24,662	242,599
Surgical Science Sweden AB (a) (b)	8,795	141,286
Svenska Cellulosa AB SCA Class B	163,688	2,112,569
Svenska Handelsbanken AB Class A	409,602	5,434,627
Svolder AB Class B	24,332	141,186
Sweco AB Class B	52,669	906,333
Swedbank AB Class A	234,234	6,156,679
SwedenCare AB (a)	13,025	59,246
Swedish Orphan Biovitrum AB (b)	52,100	1,575,508
Synsam AB	29,780	167,173
Tele2 AB Class B	147,478	2,139,347
Telefonaktiebolaget LM Ericsson Class B	793,313	6,737,467
Telia Co. AB	627,772	2,237,620
Thule Group AB (e)	28,133	802,923
Trelleborg AB Class B	56,689	2,094,371
Troax Group AB	8,337	125,618
Truecaller AB Class B	86,310	607,677
VBG Group AB Class B	4,204	114,690
Vimian Group AB (a) (b)	58,507	245,559
Vitec Software Group AB Class B (a)	9,071	454,197
Vitrolife AB (a)	17,730	260,451
Volvo AB Class B	458,583	12,770,495
Wallenstam AB Class B (a)	93,866	474,924
Wihlborgs Fastigheter AB	73,622	790,264
Xvivo Perfusion AB (b)	5,791	171,839
Yubico AB (a) (b)	10,248	146,455
		205,883,536
SWITZERLAND — 3.0%
ABB Ltd.	448,764	26,672,142
Accelleron Industries AG	26,869	1,883,530
Adecco Group AG (a)	45,441	1,346,104
Allreal Holding AG	3,974	929,596
ALSO Holding AG	1,574	530,928
Arbonia AG (a)	13,793	92,011
Aryzta AG (b)	6,243	634,104
Autoneum Holding AG	788	137,405
Avolta AG	24,365	1,316,812
Bachem Holding AG (a)	8,980	654,322
Baloise Holding AG	11,668	2,744,032
Banque Cantonale Vaudoise	8,015	920,819
Barry Callebaut AG (a)	949	1,030,070
Basilea Pharmaceutica Ag Allschwil (b)	3,312	195,350
Belimo Holding AG	2,798	2,840,181
BKW AG	5,575	1,213,753
Bossard Holding AG Class A (a)	1,440	315,859

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bucher Industries AG	1,773	$877,590
Burckhardt Compression Holding AG	814	673,902
Burkhalter Holding AG	2,105	344,310
Bystronic AG (a)	386	186,696
Cembra Money Bank AG	7,983	999,881
Chocoladefabriken Lindt & Spruengli AG (d)	270	4,528,266
Chocoladefabriken Lindt & Spruengli AG (d)	30	4,982,412
Cie Financiere Richemont SA Class A	152,168	28,569,733
Clariant AG	54,858	580,626
Comet Holding AG	2,088	653,680
Daetwyler Holding AG Bearer Shares (a)	2,140	323,151
DKSH Holding AG	9,519	736,646
dormakaba Holding AG	834	759,611
Dottikon Es Holding AG (a) (b)	926	355,393
DSM-Firmenich AG	52,019	5,511,499
EFG International AG	21,977	405,857
Emmi AG	566	563,867
EMS-Chemie Holding AG	1,986	1,494,490
Flughafen Zurich AG	5,674	1,610,960
Forbo Holding AG (a)	255	263,970
Galderma Group AG	33,670	4,864,384
Galenica AG (e)	13,490	1,471,867
Geberit AG	9,569	7,501,327
Georg Fischer AG	22,154	1,804,883
Givaudan SA	2,625	12,666,614
Helvetia Holding AG	10,554	2,467,462
Hiag Immobilien Holding AG	1,202	167,012
Huber & Suhner AG	3,513	391,020
Implenia AG	3,239	225,835
Inficon Holding AG	4,550	608,191
International Workplace Group PLC	185,466	530,672
Interroll Holding AG (a)	193	480,560
Intershop Holding AG	1,410	251,533
Julius Baer Group Ltd.	58,311	3,929,400
Kardex Holding AG	1,645	570,377
Komax Holding AG (a) (b)	788	95,827
Kuehne & Nagel International AG	13,846	2,985,761
Kuros Biosciences AG (a) (b)	6,332	216,529
Landis & Gyr Group AG (a)	6,505	454,369
LEM Holding SA (a)	117	122,438
Logitech International SA	43,052	3,863,863
Lonza Group AG	20,536	14,576,432
Medacta Group SA (e)	1,848	311,560
Medmix AG (e)	7,663	116,293
Metall Zug AG Class B (a)	59	77,827
Mobilezone Holding AG (a)	8,564	123,081
Mobimo Holding AG	1,932	787,606
OC Oerlikon Corp. AG Pfaffikon	40,233	186,507
Partners Group Holding AG	6,453	8,390,521
PSP Swiss Property AG	13,042	2,393,764
Security Description	Shares	Value
R&S Group Holding AG	5,207	$189,048
Rieter Holding AG (a)	687	58,775
Sandoz Group AG	118,319	6,454,034
Schindler Holding AG (d)	11,358	4,209,309
Schindler Holding AG (d)	6,645	2,400,047
Schweiter Technologies AG (a)	187	88,567
Sensirion Holding AG (b) (e)	2,062	218,893
SFS Group AG	4,658	636,671
SGS SA	45,772	4,628,952
Siegfried Holding AG	10,810	1,212,730
SIG Group AG	82,508	1,519,557
Sika AG	43,163	11,680,038
SKAN Group AG	3,808	342,529
Sonova Holding AG	14,408	4,278,959
Stadler Rail AG (a)	14,559	357,573
Straumann Holding AG	32,015	4,164,765
Sulzer AG	5,014	902,016
Sunrise Communications AG Class A	17,880	1,004,515
Swatch Group AG Bearer Shares (a)	7,639	1,238,938
Swiss Life Holding AG	8,168	8,235,725
Swiss Prime Site AG	22,558	3,366,697
Swisscom AG	7,260	5,130,339
Swissquote Group Holding SA	3,051	1,722,512
Tecan Group AG	3,460	703,302
Temenos AG	16,030	1,142,842
TX Group AG	797	208,261
u-blox Holding AG (b)	1,683	210,375
UBS Group AG	930,981	31,403,065
Valiant Holding AG	4,180	634,352
VAT Group AG (e)	7,643	3,213,709
Vetropack Holding AG	3,464	139,039
Vontobel Holding AG	7,507	604,521
Ypsomed Holding AG (a)	1,084	575,364
Zehnder Group AG	3,018	254,028
Zurich Insurance Group AG	41,428	28,864,282
		302,507,402
TAIWAN — 5.5%
Ability Opto-Electronics Technology Co. Ltd.	39,000	167,551
AcBel Polytech, Inc.	176,775	157,640
Accton Technology Corp. (a)	154,000	3,848,418
Acer, Inc. (a)	804,000	833,945
Acter Group Corp. Ltd.	33,000	449,045
ADATA Technology Co. Ltd. (b)	72,839	233,388
Advanced Echem Materials Co. Ltd. (a)	24,000	525,811
Advanced Energy Solution Holding Co. Ltd.	10,000	362,865
Advanced Wireless Semiconductor Co.	33,000	88,002
Advancetek Enterprise Co. Ltd.	52,000	127,988
Advantech Co. Ltd.	129,855	1,511,389
Airoha Technology Corp.	9,000	163,289
Alchip Technologies Ltd.	21,000	2,224,942

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
All Ring Tech Co. Ltd. (a)	33,000	$456,388
Allied Supreme Corp.	6,000	51,657
Allis Electric Co. Ltd.	41,810	155,292
Ambassador Hotel	38,000	57,432
Andes Technology Corp. (b)	11,000	111,084
AP Memory Technology Corp.	30,000	307,066
Apex Dynamics, Inc.	10,000	277,283
Arcadyan Technology Corp.	36,487	250,433
Ardentec Corp.	109,000	282,836
ASE Technology Holding Co. Ltd. (a)	943,325	4,763,126
Asia Cement Corp.	653,000	953,391
Asia Optical Co., Inc. (a)	92,000	431,467
Asia Vital Components Co. Ltd.	90,502	2,301,896
ASMedia Technology, Inc.	13,000	849,993
ASPEED Technology, Inc.	9,400	1,526,873
ASROCK, Inc.	12,000	112,556
Asustek Computer, Inc. (a)	209,000	4,607,559
AUO Corp. (a)	2,045,800	864,906
AURAS Technology Co. Ltd.	20,000	438,861
BES Engineering Corp.	298,000	116,295
Bizlink Holding, Inc.	46,780	1,357,984
Bora Pharmaceuticals Co. Ltd.	13,092	372,431
Brighton-Best International Taiwan, Inc.	68,000	78,913
C Sun Manufacturing Ltd.	41,000	211,933
Caliway Biopharmaceuticals Co. Ltd. (b)	28,000	1,289,196
Capital Securities Corp.	343,000	230,138
Catcher Technology Co. Ltd. (a)	170,000	1,233,740
Cathay Financial Holding Co. Ltd. (a)	2,912,606	6,261,525
Cathay Real Estate Development Co. Ltd.	120,000	79,899
Center Laboratories, Inc.	95,592	125,004
Central Reinsurance Co. Ltd.	73,000	56,977
Century Iron & Steel Industrial Co. Ltd.	51,000	413,768
Chailease Holding Co. Ltd.	424,652	1,838,918
Chang Hwa Commercial Bank Ltd.	2,129,048	1,362,906
Chang Wah Electromaterials, Inc.	39,000	50,733
Chang Wah Technology Co. Ltd.	155,000	162,099
Channel Well Technology Co. Ltd.	59,000	163,597
Charoen Pokphand Enterprise	38,500	168,039
Chenbro Micom Co. Ltd.	21,000	350,096
Cheng Loong Corp.	555,000	334,383
Cheng Shin Rubber Industry Co. Ltd.	505,000	653,464
Cheng Uei Precision Industry Co. Ltd.	59,000	104,621
Chenming Electronic Technology Corp. (a)	26,000	117,486
Chicony Electronics Co. Ltd.	181,491	807,676
Security Description	Shares	Value
Chicony Power Technology Co. Ltd.	27,000	$98,436
Chief Telecom, Inc.	11,000	152,318
China Airlines Ltd.	1,001,000	740,162
China Bills Finance Corp.	288,000	146,899
China Motor Corp.	83,000	174,740
China Petrochemical Development Corp. (b)	734,221	164,378
China Steel Chemical Corp.	35,000	110,229
China Steel Corp. (a)	3,341,000	2,150,171
Chipbond Technology Corp.	142,000	259,578
ChipMOS Technologies, Inc.	103,000	95,024
Chong Hong Construction Co. Ltd.	40,000	116,391
Chroma ATE, Inc.	136,000	2,060,112
Chung Hung Steel Corp.	220,000	107,319
Chung Hwa Pulp Corp. (b)	235,000	96,536
Chung-Hsin Electric & Machinery Manufacturing Corp.	107,000	593,386
Chunghwa Precision Test Tech Co. Ltd.	7,000	200,568
Chunghwa Telecom Co. Ltd.	1,119,000	5,171,334
Cleanaway Co. Ltd.	14,000	87,224
Clevo Co.	89,000	135,883
Compal Electronics, Inc.	1,153,000	1,144,632
Compeq Manufacturing Co. Ltd. (a)	287,000	568,852
Continental Holdings Corp.	110,000	87,361
Coretronic Corp.	42,000	78,646
Crowell Development Corp.	88,000	93,688
CSBC Corp. Taiwan (b)	161,954	100,902
CTBC Financial Holding Co. Ltd.	4,999,009	7,478,320
CTCI Corp.	119,000	106,119
CyberPower Systems, Inc.	8,000	70,793
Da-Li Development Co. Ltd.	57,596	95,527
Daxin Materials Corp.	16,000	146,789
Delpha Construction Co. Ltd.	76,000	80,522
Delta Electronics, Inc.	546,630	7,728,269
Depo Auto Parts Ind Co. Ltd.	33,000	216,332
Dynapack International Technology Corp.	87,000	673,080
E Ink Holdings, Inc.	244,000	1,845,954
E.Sun Financial Holding Co. Ltd.	4,420,026	4,970,487
Eclat Textile Co. Ltd. (b)	51,182	718,356
ECOVE Environment Corp.	25,000	256,744
EirGenix, Inc. (b)	73,000	153,437
Elan Microelectronics Corp.	86,000	357,695
Elite Advanced Laser Corp.	32,000	228,947
Elite Material Co. Ltd.	83,000	2,506,025
Elite Semiconductor Microelectronics Technology, Inc.	103,000	192,517
eMemory Technology, Inc.	17,000	1,373,408
Ennoconn Corp.	29,233	288,207
Ennostar, Inc.	141,000	170,868
Eternal Materials Co. Ltd.	186,000	152,814
Eva Airways Corp.	800,121	1,092,867

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Evergreen Aviation Technologies Corp.	39,000	$140,182
Evergreen International Storage & Transport Corp.	59,000	68,367
Evergreen Marine Corp. Taiwan Ltd. (a)	337,673	2,300,319
EVERGREEN Steel Corp.	38,000	110,571
Everlight Electronics Co. Ltd.	90,000	216,281
Far Eastern Department Stores Ltd.	162,000	119,232
Far Eastern International Bank	538,921	237,987
Far Eastern New Century Corp.	749,620	844,259
Far EasTone Telecommunications Co. Ltd.	491,000	1,506,011
Faraday Technology Corp.	53,738	341,243
Farglory Land Development Co. Ltd.	76,000	166,767
Feng Hsin Steel Co. Ltd.	99,000	222,320
Feng TAY Enterprise Co. Ltd.	130,067	545,434
First Financial Holding Co. Ltd.	3,587,695	3,567,799
Fitipower Integrated Technology, Inc. (b)	17,544	131,226
FLEXium Interconnect, Inc. (b)	66,000	126,975
FocalTech Systems Co. Ltd.	43,000	97,299
Formosa Chemicals & Fibre Corp. (a)	1,069,000	838,015
Formosa International Hotels Corp.	16,000	104,888
Formosa Plastics Corp. (a)	1,172,000	1,398,199
Formosa Sumco Technology Corp.	21,000	56,432
Formosa Taffeta Co. Ltd.	154,000	82,240
Fortune Electric Co. Ltd.	39,600	763,207
Fositek Corp.	12,000	333,562
Foxconn Technology Co. Ltd.	237,180	515,573
Foxsemicon Integrated Technology, Inc.	19,000	193,499
Fubon Financial Holding Co. Ltd.	2,401,612	7,177,212
Fulgent Sun International Holding Co. Ltd.	34,300	122,701
Fusheng Precision Co. Ltd.	24,000	244,009
G Shank Enterprise Co. Ltd.	42,000	102,225
General Interface Solution GIS Holding Ltd. (b)	52,000	71,560
Genius Electronic Optical Co. Ltd.	19,396	277,541
Getac Holdings Corp.	105,000	398,980
Giant Manufacturing Co. Ltd.	69,994	259,974
Gigabyte Technology Co. Ltd.	144,000	1,395,043
Global Brands Manufacture Ltd.	72,000	219,855
Global Mixed Mode Technology, Inc.	16,000	118,034
Global Unichip Corp.	33,000	1,474,223
Globalwafers Co. Ltd. (a)	75,000	774,083
Gloria Material Technology Corp. (a)	174,000	206,391
Gold Circuit Electronics Ltd.	127,100	1,283,531
Security Description	Shares	Value
Goldsun Building Materials Co. Ltd.	181,715	$243,535
Gourmet Master Co. Ltd.	30,000	83,904
Grand Process Technology Corp.	4,000	223,881
Grape King Bio Ltd.	29,000	124,589
Great Tree Pharmacy Co. Ltd.	16,684	85,956
Great Wall Enterprise Co. Ltd.	559,688	1,262,613
Greatek Electronics, Inc.	75,000	148,141
Gudeng Precision Industrial Co. Ltd.	11,934	151,973
Hannstar Board Corp.	30,360	63,917
HannStar Display Corp. (b)	471,000	114,799
HD Renewable Energy Co. Ltd.	17,000	136,759
Highwealth Construction Corp.	311,801	441,892
Hiwin Technologies Corp.	72,034	517,840
Hiyes International Co. Ltd. (a)	16,000	55,867
Hon Hai Precision Industry Co. Ltd.	3,561,320	19,627,979
Hota Industrial Manufacturing Co. Ltd.	33,841	67,075
Hotai Finance Co. Ltd.	58,080	133,807
Hotai Motor Co. Ltd. (b)	86,260	1,665,433
Hsin Kuang Steel Co. Ltd.	44,000	59,120
HTC Corp. (b)	166,000	224,178
Hu Lane Associate, Inc.	13,325	59,983
HUA ENG Wire & Cable Co. Ltd. (a)	175,000	153,362
Hua Nan Financial Holdings Co. Ltd. (a)	2,430,453	2,263,054
Huaku Development Co. Ltd. (b)	57,200	209,517
Hwang Chang General Contractor Co. Ltd. (a)	56,673	156,757
IBF Financial Holdings Co. Ltd.	700,125	322,357
I-Chiun Precision Industry Co. Ltd. (a)	69,000	180,696
Innodisk Corp.	26,223	212,750
Innolux Corp. (a)	2,204,168	882,814
International Games System Co. Ltd.	72,000	2,114,747
Inventec Corp.	732,000	1,059,962
ITE Technology, Inc.	33,000	159,284
ITEQ Corp.	36,188	108,024
ITH Corp. (b)	167,000	305,850
J&V Energy Technology Co. Ltd.	22,000	123,511
Jentech Precision Industrial Co. Ltd. (a)	22,999	1,188,843
Johnson Health Tech Co. Ltd.	38,000	225,695
JPC connectivity, Inc.	17,000	84,674
JSL Construction & Development Co. Ltd.	30,210	81,389
Kaori Heat Treatment Co. Ltd.	35,000	307,921
Kenda Rubber Industrial Co. Ltd.	123,901	92,251
Kenmec Mechanical Engineering Co. Ltd.	39,220	85,926
Kerry TJ Logistics Co. Ltd.	23,000	26,652
KGI Financial Holding Co. Ltd.	4,520,908	2,313,692
Kindom Development Co. Ltd.	76,300	131,642

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
King Slide Works Co. Ltd.	16,000	$1,114,610
King Yuan Electronics Co. Ltd.	301,000	1,051,006
King's Town Bank Co. Ltd. (b)	220,000	396,139
Kinik Co.	21,000	230,402
Kinpo Electronics	293,000	203,110
Kinsus Interconnect Technology Corp.	61,000	174,781
L&K Engineering Co. Ltd.	54,315	569,887
Lai Yih Footwear Co. Ltd.	17,000	162,947
LandMark Optoelectronics Corp.	28,000	313,912
Largan Precision Co. Ltd.	28,000	2,281,254
Lian HWA Food Corp.	24,200	116,394
Lien Hwa Industrial Holdings Corp.	215,485	317,193
Lite-On Technology Corp.	575,419	2,176,633
Lotes Co. Ltd.	23,337	1,078,493
Lotus Pharmaceutical Co. Ltd.	49,000	371,543
Lumosa Therapeutics Co. Ltd. (b)	24,465	122,694
LuxNet Corp. (a)	31,541	194,351
M31 Technology Corp. (b)	4,800	86,266
Machvision, Inc.	24,000	440,367
Macronix International Co. Ltd. (b)	499,000	362,993
Makalot Industrial Co. Ltd.	53,118	429,134
Marketech International Corp.	35,000	226,448
MediaTek, Inc.	431,000	18,442,763
Medigen Vaccine Biologics Corp. (a) (b)	61,041	87,867
Mega Financial Holding Co. Ltd. (a)	3,593,019	5,049,070
Mercuries Life Insurance Co. Ltd. (b)	722,893	123,237
Merida Industry Co. Ltd. (a)	53,000	186,875
Merry Electronics Co. Ltd.	65,071	245,030
Microbio Co. Ltd. (b)	187,790	147,856
Micro-Star International Co. Ltd.	245,000	1,203,529
Mitac Holdings Corp. (b)	239,160	544,439
momo.com, Inc.	18,000	165,754
MPI Corp. (a)	32,000	1,035,191
Nan Kang Rubber Tire Co. Ltd. (a)	67,000	83,486
Nan Pao Resins Chemical Co. Ltd.	27,000	276,821
Nan Ya Plastics Corp.	1,674,000	1,564,432
Nan Ya Printed Circuit Board Corp. (a)	50,000	191,702
Nanya Technology Corp. (b)	351,000	615,199
Nien Made Enterprise Co. Ltd.	44,000	613,789
North-Star International Co. Ltd.	33,895	58,248
Novatek Microelectronics Corp.	164,000	3,059,701
Nuvoton Technology Corp.	44,000	108,900
O-Bank Co. Ltd.	312,000	98,581
Oneness Biotech Co. Ltd. (b)	75,334	162,985
Orient Semiconductor Electronics Ltd.	121,000	159,058
Pan Jit International, Inc.	62,000	106,121
Security Description	Shares	Value
Pan-International Industrial Corp. (a)	108,000	$148,254
Parade Technologies Ltd.	18,000	367,246
Pegatron Corp.	535,000	1,406,545
Pegavision Corp.	13,257	134,785
PharmaEssentia Corp. (a) (b)	73,000	1,369,437
Phison Electronics Corp.	68,000	1,170,889
Phoenix Silicon International Corp.	34,000	158,873
Pixart Imaging, Inc.	30,000	235,691
Polaris Group (b)	108,727	143,669
Posiflex Technology, Inc.	30,000	296,796
Pou Chen Corp. (b)	543,000	575,306
Powerchip Semiconductor Manufacturing Corp. (b)	886,000	467,082
Powertech Technology, Inc.	193,000	868,804
Poya International Co. Ltd. (b)	12,456	214,053
President Chain Store Corp.	162,000	1,422,463
President Securities Corp.	167,320	129,162
Primax Electronics Ltd.	132,000	329,413
Prince Housing & Development Corp.	113,000	35,859
Promate Electronic Co. Ltd.	114,000	297,761
Qisda Corp.	341,000	304,089
Quanta Computer, Inc.	766,000	7,197,967
Quanta Storage, Inc.	61,000	185,222
Radiant Opto-Electronics Corp.	115,000	529,491
Raydium Semiconductor Corp.	14,000	175,407
Realtek Semiconductor Corp.	138,000	2,678,557
Ruentex Development Co. Ltd.	368,416	375,201
Ruentex Engineering & Construction Co.	15,400	91,993
Ruentex Industries Ltd. (a)	136,295	249,616
Run Long Construction Co. Ltd.	115,236	118,936
Sakura Development Co. Ltd.	102,193	232,638
Sanyang Motor Co. Ltd.	154,000	327,379
Scientech Corp.	18,000	212,584
Sercomm Corp.	63,000	204,882
Shanghai Commercial & Savings Bank Ltd.	1,170,492	1,859,196
Shihlin Electric & Engineering Corp.	54,000	331,816
Shin Kong Financial Holding Co. Ltd. (b)	4,262,719	1,648,936
Shin Zu Shing Co. Ltd.	34,820	255,679
Shinfox Energy Co. Ltd.	20,027	55,120
Shinkong Insurance Co. Ltd.	53,000	177,804
Shinkong Synthetic Fibers Corp.	294,000	122,282
Shiny Chemical Industrial Co. Ltd.	33,300	138,503
ShunSin Technology Holding Ltd.	10,000	48,097
Sigurd Microelectronics Corp. (b)	99,078	268,961
Silicon Integrated Systems Corp.	74,750	123,850
Simplo Technology Co. Ltd.	47,000	619,437
Sinbon Electronics Co. Ltd.	65,000	486,187
Sincere Navigation Corp. (b)	89,000	66,113

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sino-American Silicon Products, Inc.	150,000	$468,814
Sinon Corp.	67,000	95,757
SinoPac Financial Holdings Co. Ltd.	2,983,917	2,471,956
Sinyi Realty, Inc.	36,000	30,932
Sitronix Technology Corp.	24,000	166,370
Soft-World International Corp.	32,000	114,474
Solar Applied Materials Technology Corp.	100,205	186,264
Solomon Technology Corp. (a)	29,000	135,509
Sporton International, Inc.	20,527	119,106
Sports Gear Co. Ltd.	25,000	91,144
Standard Foods Corp.	51,417	57,644
Starlux Airlines Co. Ltd. (b)	510,000	448,685
Sunonwealth Electric Machine Industry Co. Ltd.	54,000	185,780
Supreme Electronics Co. Ltd. (a)	151,473	233,079
Synmosa Biopharma Corp.	6,305	7,900
Synnex Technology International Corp.	386,550	852,178
Systex Corp.	72,000	257,565
TA Chen Stainless Pipe	532,586	631,730
Ta Ya Electric Wire & Cable	205,008	265,980
Taichung Commercial Bank Co. Ltd.	1,015,580	763,110
TaiMed Biologics, Inc. (b)	49,971	155,668
Tainan Spinning Co. Ltd.	262,000	119,735
Taishin Financial Holding Co. Ltd. (a)	3,294,743	1,776,400
Taiwan Business Bank	2,077,868	1,091,855
Taiwan Cogeneration Corp.	231,124	353,269
Taiwan Cooperative Financial Holding Co. Ltd.	3,017,776	2,556,824
Taiwan Fertilizer Co. Ltd.	146,000	265,391
Taiwan Glass Industry Corp. (a) (b)	164,000	89,826
Taiwan High Speed Rail Corp.	514,000	497,073
Taiwan Hon Chuan Enterprise Co. Ltd.	103,246	558,430
Taiwan Mobile Co. Ltd. (a)	489,000	1,925,065
Taiwan Paiho Ltd.	81,000	149,733
Taiwan Sakura Corp.	67,000	196,101
Taiwan Secom Co. Ltd.	50,000	188,279
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	6,989,000	253,606,052
Taiwan Shin Kong Security Co. Ltd.	33,000	46,938
Taiwan Speciality Chemicals Corp. (b)	31,000	245,139
Taiwan Surface Mounting Technology Corp.	62,000	220,731
Taiwan Union Technology Corp.	55,000	428,334
Tatung Co. Ltd.	363,850	494,483
TCC Group Holdings Co. Ltd. (a)	1,820,590	1,589,246
Teco Electric & Machinery Co. Ltd.	342,000	553,766
Security Description	Shares	Value
Test Research, Inc.	44,000	$219,910
Thinking Electronic Industrial Co. Ltd.	26,000	117,931
Tigerair Taiwan Co. Ltd. (b)	68,000	201,356
Ton Yi Industrial Corp.	282,000	189,693
Tong Hsing Electronic Industries Ltd.	40,480	148,273
Tong Yang Industry Co. Ltd.	109,000	366,418
Topco Scientific Co. Ltd. (b)	39,097	367,388
Topkey Corp.	8,000	51,349
Transcend Information, Inc.	51,000	175,459
Tripod Technology Corp.	126,000	1,067,541
TSRC Corp.	58,000	35,639
TTY Biopharm Co. Ltd.	79,000	204,450
Tung Ho Steel Enterprise Corp.	102,560	222,941
TXC Corp.	62,000	182,103
U-Ming Marine Transport Corp.	120,000	198,822
Unimicron Technology Corp.	370,000	1,443,927
Union Bank of Taiwan	456,113	279,489
Uni-President Enterprises Corp.	1,533,880	4,253,193
Unitech Printed Circuit Board Corp. (b)	333,201	279,454
United Integrated Services Co. Ltd.	69,000	1,471,553
United Microelectronics Corp. (a)	3,237,000	4,897,830
Universal Cement Corp.	125,021	119,192
Universal Microwave Technology, Inc.	18,000	220,594
Universal Vision Biotechnology Co. Ltd.	11,565	79,972
UPI Semiconductor Corp.	12,000	83,185
Vanguard International Semiconductor Corp. (a)	319,493	1,099,173
Via Technologies, Inc.	38,000	80,392
VisEra Technologies Co. Ltd.	21,000	166,421
Visual Photonics Epitaxy Co. Ltd.	57,000	243,907
Voltronic Power Technology Corp.	18,200	785,020
Wah Lee Industrial Corp.	32,360	104,794
Walsin Lihwa Corp.	949,654	702,195
Walsin Technology Corp.	63,000	175,335
Wan Hai Lines Ltd. (a)	185,570	565,375
Win Semiconductors Corp.	73,000	216,661
Winbond Electronics Corp. (b)	747,345	515,507
WinWay Technology Co. Ltd.	7,000	310,318
Wisdom Marine Lines Co. Ltd.	77,000	142,866
Wistron Corp.	854,842	3,584,765
Wiwynn Corp.	33,000	2,858,072
WNC Corp.	86,792	360,990
Wowprime Corp.	13,194	112,013
WPG Holdings Ltd.	453,480	1,089,768
WT Microelectronics Co. Ltd. (a)	189,711	834,515
XinTec, Inc.	49,000	247,415
Yageo Corp. (a)	117,560	1,951,821
Yang Ming Marine Transport Corp. (a)	597,000	1,453,057
Yankey Engineering Co. Ltd.	16,387	244,021

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
YFY, Inc.	199,000	$156,001
Yieh Phui Enterprise Co. Ltd.	453,384	237,463
Yuanta Financial Holding Co. Ltd. (a)	2,931,479	3,427,017
Yulon Finance Corp.	66,168	233,305
Yulon Motor Co. Ltd.	122,712	141,355
Yungshin Construction & Development Co. Ltd.	13,000	55,405
Zhen Ding Technology Holding Ltd. (a)	190,000	653,670
		550,440,715
TANZANIA, UNITED REPUBLIC OF — 0.0% *
Helios Towers PLC (b)	168,896	281,439
THAILAND — 0.3%
Advanced Info Service PCL	343,400	2,936,600
AEON Thana Sinsap Thailand PCL	10,400	29,992
Airports of Thailand PCL	1,046,400	973,695
Amata Corp. PCL	98,300	42,333
AP Thailand PCL	621,274	119,444
Asia Aviation PCL NVDR (a) (b)	2,785,646	94,258
B Grimm Power PCL	246,100	78,731
Bangchak Corp. PCL	206,300	193,552
Bangkok Airways PCL	214,800	80,611
Bangkok Chain Hospital PCL	467,800	184,192
Bangkok Commercial Asset Management PCL	256,500	56,020
Bangkok Dusit Medical Services PCL Class F	3,523,400	2,254,369
Bangkok Expressway & Metro PCL	1,659,300	243,979
Bangkok Life Assurance PCL	55,700	26,386
Bangkok Life Assurance PCL NVDR	300,000	142,116
Banpu PCL	1,840,732	227,623
BCPG PCL	256,000	44,886
Berli Jucker PCL	342,400	201,172
Betagro PCL	135,600	76,750
BTS Group Holdings PCL (a) (b)	1,612,000	178,512
Bumrungrad Hospital PCL	198,800	853,081
Cal-Comp Electronics Thailand PCL Class F (a)	904,100	151,570
Carabao Group PCL	69,500	104,756
Central Pattana PCL	518,900	738,236
Central Plaza Hotel PCL	96,000	71,464
CH Karnchang PCL	146,300	50,854
Charoen Pokphand Foods PCL	1,330,600	941,402
Chularat Hospital PCL	887,900	41,515
CK Power PCL	64,900	4,432
Com7 PCL Class F	285,000	162,187
CP ALL PCL	1,685,800	2,281,700
CP Axtra PCL	417,587	229,932
Delta Electronics Thailand PCL	837,400	2,472,885
Electricity Generating PCL	49,100	152,547
Energy Absolute PCL (a) (b)	755,626	57,645
Global Power Synergy PCL	472,600	425,225
Security Description	Shares	Value
Gulf Development PCL (b)	1,223,653	$1,458,578
Hana Microelectronics PCL	82,100	49,247
Home Product Center PCL	1,184,900	236,916
Ichitan Group PCL	565,100	175,568
IRPC PCL	1,621,600	37,910
I-TAIL Corp. PCL	86,200	30,758
Jasmine Technology Solution PCL (b)	141,000	147,468
JMT Network Services PCL (a)	142,100	38,903
Kasikornbank PCL	157,800	745,101
KCE Electronics PCL	142,900	80,002
Kiatnakin Phatra Bank PCL	25,400	35,355
Krung Thai Bank PCL	1,099,200	720,205
Land & Houses PCL	1,692,400	178,045
MBK PCL	133,987	70,067
Mega Lifesciences PCL	50,300	39,842
Minor International PCL	761,417	543,388
Muangthai Capital PCL	156,000	169,154
Osotspa PCL	292,600	135,010
Plan B Media PCL	288,360	43,641
PTT Exploration & Production PCL	361,000	1,215,965
PTT Global Chemical PCL	451,400	276,321
PTT Oil & Retail Business PCL	1,143,500	397,479
PTT PCL	2,792,400	2,576,906
Quality Houses PCL	981,000	38,626
Ratch Group PCL	219,100	163,101
Regional Container Lines PCL	47,800	37,862
Sansiri PCL	1,966,900	77,445
SCB X PCL	486,900	1,759,857
SCG Packaging PCL	989,700	517,550
Siam Cement PCL	179,465	927,446
Siam Global House PCL (a)	997,753	153,459
SISB PCL (a)	587,100	261,866
Sri Trang Agro-Industry PCL	199,100	72,882
Sri Trang Gloves Thailand PCL	169,000	31,452
Srisawad Corp. PCL	172,062	85,214
Star Petroleum Refining PCL	208,500	32,389
Supalai PCL	253,900	113,248
Thai Life Insurance PCL	1,240,100	381,467
Thai Oil PCL	295,557	245,474
Thai Union Group PCL	372,800	118,117
Thai Vegetable Oil PCL	91,960	60,253
Thanachart Capital PCL	32,400	45,597
TIDLOR Holdings PCL	262,474	121,917
Tipco Asphalt PCL	85,400	35,727
Tisco Financial Group PCL	261,100	777,065
TMBThanachart Bank PCL	2,553,000	148,427
TOA Paint Thailand PCL	51,700	17,494
TPI Polene PCL	1,118,800	28,221
TPI Polene Power PCL	409,400	26,950
True Corp. PCL (a) (b)	2,322,870	793,136
TTW PCL	540,600	143,844
VGI PCL (b)	967,590	62,504
WHA Corp. PCL	1,565,200	152,145
		33,757,216

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
TURKEY — 0.2%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	116,279	$81,409
Akbank TAS	835,125	1,431,277
Akfen Yenilenebilir Enerji AS (b)	92,883	37,136
Aksa Akrilik Kimya Sanayii AS	280,824	64,784
Aksa Enerji Uretim AS (b)	69,891	58,556
Alarko Holding AS	37,401	77,916
Anadolu Anonim Turk Sigorta Sirketi	44,330	103,602
Anadolu Efes Biracilik Ve Malt Sanayii AS	861,180	323,969
Arcelik AS (b)	48,914	150,576
Aselsan Elektronik Sanayi Ve Ticaret AS	373,368	1,414,902
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	95,516	223,107
Aygaz AS	35,787	115,113
Baticim Bati Anadolu Cimento Sanayii AS (b)	415,617	47,835
BIM Birlesik Magazalar AS	126,852	1,577,143
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	12,885	104,586
Cimsa Cimento Sanayi VE Ticaret AS	63,005	75,998
Coca-Cola Icecek AS	214,896	265,694
Destek Finans Faktoring AS (b)	32,474	299,291
Dogan Sirketler Grubu Holding AS	36,502	14,282
Dogus Otomotiv Servis ve Ticaret AS	17,178	75,198
EGE Endustri VE Ticaret AS	276	49,175
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	39,802	43,689
Eldorado Gold Corp. (b)	54,000	1,097,017
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	987,386	446,629
Enerjisa Enerji AS (e)	259,807	381,940
Eregli Demir ve Celik Fabrikalari TAS	1,075,978	720,861
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	62,592	40,361
Ford Otomotiv Sanayi AS	172,840	387,651
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	25,510	98,082
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (b)	23,865	24,289
Grainturk Tarim AS	14,058	117,729
Gubre Fabrikalari TAS (b)	14,397	82,597
Haci Omer Sabanci Holding AS	721,626	1,625,737
Hektas Ticaret TAS (b)	253,300	20,751
Is Yatirim Menkul Degerler AS	75,462	69,216
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	198,426	120,272
Security Description	Shares	Value
Kiler Holding AS (b)	49,731	$87,606
KOC Holding AS	198,396	767,788
Kontrolmatik Enerji Ve Muhendislik AS	84,171	43,023
Konya Cimento Sanayii AS (b)	240	29,553
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	31,169	65,873
LDR Turizm AS	16,736	106,089
Lydia Holding AS (b)	39,211	89,175
Lydia Yesil Enerji Kaynaklari Anonimsirketi (b)	221	68,310
Mavi Giyim Sanayi Ve Ticaret AS Class B (e)	203,526	196,706
MIA Teknoloji AS (b)	59,900	43,322
Migros Ticaret AS	21,576	268,253
MLP Saglik Hizmetleri AS (b) (e)	8,993	77,176
Nuh Cimento Sanayi AS	16,787	90,825
Otokar Otomotiv Ve Savunma Sanayi AS (b)	9,030	92,981
Oyak Cimento Fabrikalari AS (b)	258,413	141,176
Pasifik Eurasia Lojistik Dis Ticaret AS (b)	154,312	342,218
Pegasus Hava Tasimaciligi AS (b)	111,878	722,546
Petkim Petrokimya Holding AS (b)	532,531	230,310
Politeknik Metal Sanayi ve Ticaret AS (b)	178	27,789
Ral Yatirim Holding AS (b)	76,559	187,389
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (b)	263,584	131,482
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	400,000	155,402
Sasa Polyester Sanayi AS (b)	2,329,872	179,160
Selcuk Ecza Deposu Ticaret ve Sanayi AS	27,174	61,732
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	65,378	45,181
Sok Marketler Ticaret AS	87,998	76,956
TAV Havalimanlari Holding AS (b)	53,368	354,727
Tekfen Holding AS	45,605	124,689
Tofas Turk Otomobil Fabrikasi AS	31,315	154,397
Turk Altin Isletmeleri AS (b)	302,505	182,445
Turk Hava Yollari AO	159,985	1,139,778
Turk Traktor ve Ziraat Makineleri AS	8,791	128,462
Turkcell Iletisim Hizmetleri AS	332,826	804,182
Turkiye Is Bankasi AS Class C	2,285,862	766,865
Turkiye Petrol Rafinerileri AS	250,925	882,795
Turkiye Sigorta AS	488,908	102,589
Turkiye Sinai Kalkinma Bankasi AS (b)	312,500	98,006
Turkiye Sise ve Cam Fabrikalari AS	278,975	252,661
Ulker Biskuvi Sanayi AS	157,977	419,224

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Yapi ve Kredi Bankasi AS (b)	910,119	$725,012
YEO Teknoloji Enerji VE Endustri AS (b)	26,096	23,661
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	280,153	171,217
Zorlu Enerji Elektrik Uretim AS (b)	517,064	39,501
		22,566,602
UKRAINE — 0.0% *
Ferrexpo PLC (b)	111,635	71,059
UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC	858,722	3,151,660
Abu Dhabi Islamic Bank PJSC	489,399	2,864,827
Abu Dhabi National Oil Co. for Distribution PJSC	824,973	824,333
ADNOC Drilling Co. PJSC	900,000	1,396,736
Adnoc Gas PLC	1,574,442	1,466,053
Agthia Group PJSC	208,635	247,668
Air Arabia PJSC	732,040	683,637
Ajman Bank PJSC	378,572	151,517
Al Waha Capital PJSC	424,774	178,105
Aldar Properties PJSC	1,155,220	2,805,604
Amanat Holdings PJSC	457,454	139,496
Americana Restaurants International PLC - Foreign Co.	883,239	541,075
Apex Investment Co. PSC (b)	161,887	171,458
Aramex PJSC (b)	156,938	119,215
Dana Gas PJSC	2,449,126	491,446
Dubai Electricity & Water Authority PJSC	1,491,391	1,145,084
Dubai Financial Market PJSC	700,652	322,393
Dubai Investments PJSC	1,035,581	721,807
Dubai Islamic Bank PJSC	921,020	2,274,433
Emaar Development PJSC	338,697	1,244,921
Emaar Properties PJSC	1,853,346	6,862,656
Emirates Central Cooling Systems Corp.	617,533	279,103
Emirates NBD Bank PJSC	588,233	3,651,582
Emirates Telecommunications Group Co. PJSC	940,883	4,508,635
First Abu Dhabi Bank PJSC	1,240,488	5,606,573
Gulf Navigation Holding PJSC (b)	69,029	106,940
Multiply Group PJSC (b)	955,020	626,652
NMDC Energy	356,855	232,213
Parkin Co. PJSC	215,464	381,316
Phoenix Group PLC (b)	399,930	174,221
RAK Properties PJSC (b)	185,714	72,812
Ras Al Khaimah Ceramics PJSC	70,256	47,247
Salik Co. PJSC	526,157	866,697
Space42 PLC (b)	426,134	213,482
Spinneys 1961 Holding PLC	231,440	93,890
		44,665,487
Security Description	Shares	Value
UNITED KINGDOM — 7.3%
3i Group PLC	272,552	$15,387,846
4imprint Group PLC	8,505	426,566
AB Dynamics PLC	3,400	79,672
Aberdeen Group PLC	486,401	1,247,761
Admiral Group PLC	70,965	3,179,971
Advanced Medical Solutions Group PLC (a)	75,169	223,527
AG Barr PLC	29,655	279,587
AJ Bell PLC	87,150	610,267
Alfa Financial Software Holdings PLC (e)	26,667	82,039
Allfunds Group PLC	88,575	675,829
Alpha Group International PLC	9,470	413,324
Alphawave IP Group PLC (a) (b)	148,398	354,248
Anglogold Ashanti PLC (d)	133,038	5,995,647
Anglogold Ashanti PLC (d)	22,298	1,016,120
AO World PLC (b)	129,799	172,178
Ashmore Group PLC	105,285	225,794
Ashtead Group PLC	125,451	8,026,556
Ashtead Technology Holdings PLC	17,907	108,584
ASOS PLC (a) (b)	11,344	47,102
Associated British Foods PLC	106,430	3,001,516
Assura PLC REIT	814,454	560,833
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	126,124	138,267
AstraZeneca PLC	438,744	60,844,728
Auction Technology Group PLC (a) (b)	27,525	171,809
Auto Trader Group PLC (e)	242,122	2,735,291
Aviva PLC	758,025	6,431,995
B&M European Value Retail SA	283,062	1,052,744
Babcock International Group PLC	66,673	1,048,874
BAE Systems PLC	846,167	21,874,803
Bakkavor Group PLC (e)	41,589	123,102
Balfour Beatty PLC	140,668	1,006,230
Baltic Classifieds Group PLC	121,468	620,872
Barclays PLC	4,080,988	18,863,093
Barratt Redrow PLC	364,252	2,275,636
Beazley PLC	204,638	2,621,979
Bellway PLC	31,608	1,249,176
Berkeley Group Holdings PLC	27,254	1,441,613
Big Yellow Group PLC REIT	49,288	683,523
Bodycote PLC	44,593	357,176
boohoo Group PLC (a) (b)	194,856	54,606
Breedon Group PLC	72,504	383,513
Bridgepoint Group PLC (e)	65,089	277,217
British American Tobacco PLC	554,977	26,336,541
British Land Co. PLC REIT	262,255	1,352,710
BT Group PLC (a)	1,764,035	4,683,604
Bunzl PLC	90,142	2,865,804
Burberry Group PLC (b)	101,904	1,650,593
Bytes Technology Group PLC	51,912	364,580
Centrica PLC	1,370,813	3,034,705
Cerillion PLC	4,240	90,350

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Chemring Group PLC	72,089	$558,147
CK Hutchison Holdings Ltd.	766,024	4,713,243
Clarkson PLC	7,707	344,826
CMC Markets PLC (e)	26,503	91,522
Coats Group PLC	417,653	455,003
Coca-Cola Europacific Partners PLC (d)	28,328	2,626,572
Coca-Cola Europacific Partners PLC (d)	36,921	3,389,164
Cohort PLC	12,652	268,734
Compass Group PLC	471,393	15,936,155
Computacenter PLC	19,513	641,751
ConvaTec Group PLC (e)	432,887	1,710,807
Craneware PLC	6,020	174,889
Cranswick PLC	14,266	1,045,893
Crest Nicholson Holdings PLC	47,279	120,961
Croda International PLC	34,986	1,401,854
Currys PLC (b)	269,054	448,705
CVS Group PLC	20,835	356,890
DCC PLC	32,380	2,097,904
Deliveroo PLC (b) (e)	250,366	603,493
Derwent London PLC REIT	34,274	973,163
Diageo PLC	632,040	15,832,592
Diploma PLC	37,980	2,544,002
Direct Line Insurance Group PLC	353,807	1,486,517
DiscoverIE Group PLC	21,999	196,553
Domino's Pizza Group PLC (a)	90,996	320,968
Dowlais Group PLC	300,934	274,648
Dr. Martens PLC	130,166	133,869
Drax Group PLC	100,257	952,093
Dunelm Group PLC	34,666	562,929
easyJet PLC	100,198	730,744
Elementis PLC	133,671	293,082
Empiric Student Property PLC REIT	317,012	446,581
Entain PLC	165,083	2,038,254
Fevertree Drinks PLC (a)	31,083	397,833
Firstgroup PLC	134,723	425,728
Foresight Group Holdings Ltd.	16,770	101,920
Frasers Group PLC (a) (b)	35,574	331,736
Fund Technologies PLC (a) (b)	1,916	64,064
Future PLC	23,069	230,456
Games Workshop Group PLC	8,789	1,953,537
Gamma Communications PLC	21,055	328,344
GB Group PLC	66,689	216,131
Genuit Group PLC	65,716	354,362
Genus PLC	15,401	431,592
GlobalData PLC (a)	113,806	230,032
Grafton Group PLC CDI	46,361	649,284
Grainger PLC	199,424	601,217
Great Portland Estates PLC REIT	76,945	378,008
Greggs PLC	30,291	796,562
Halma PLC	103,479	4,537,676
Hammerson PLC REIT	125,008	512,201
Security Description	Shares	Value
Harbour Energy PLC	143,548	$385,357
Hays PLC	418,592	409,276
Hikma Pharmaceuticals PLC	44,363	1,208,561
Hill & Smith PLC	21,216	520,994
Hilton Food Group PLC	51,760	614,248
Hiscox Ltd.	90,633	1,558,696
Hollywood Bowl Group PLC	38,461	132,817
Home REIT PLC (b)	160,701	19,819
Howden Joinery Group PLC	146,554	1,719,106
HSBC Holdings PLC	4,981,320	60,192,972
Hunting PLC	40,060	165,238
Ibstock PLC (e)	111,679	223,743
IG Group Holdings PLC	96,594	1,408,390
IMI PLC	69,091	1,982,574
Imperial Brands PLC	222,538	8,773,549
Inchcape PLC	95,889	953,974
Indivior PLC (b)	25,590	380,129
Informa PLC	362,580	4,003,708
IntegraFin Holdings PLC	64,407	287,728
InterContinental Hotels Group PLC	43,890	4,994,410
Intermediate Capital Group PLC	78,797	2,081,843
International Consolidated Airlines Group SA (a)	353,090	1,652,095
Intertek Group PLC	43,990	2,857,351
Investec PLC	162,242	1,211,689
IP Group PLC (b)	238,094	169,661
ITV PLC	927,483	1,047,919
J D Wetherspoon PLC	57,341	608,580
J Sainsbury PLC	466,283	1,851,737
JD Sports Fashion PLC	725,660	882,437
JET2 PLC	29,777	752,850
John Wood Group PLC (a) (b)	207,041	52,318
Johnson Matthey PLC	46,163	1,098,184
Johnson Service Group PLC	109,541	228,166
Judges Scientific PLC (a)	1,508	183,504
Jupiter Fund Management PLC	87,814	120,336
Just Eat Takeaway.com NV (a) (b) (e)	46,935	1,070,213
Just Group PLC	273,949	497,037
Kainos Group PLC	19,985	203,892
Keller Group PLC	18,468	369,997
Kier Group PLC	95,769	274,285
Kingfisher PLC	481,291	1,917,933
Lancashire Holdings Ltd.	64,356	507,094
Land Securities Group PLC REIT	195,317	1,688,887
Legal & General Group PLC	1,662,218	5,799,327
Lloyds Banking Group PLC	17,065,446	17,936,771
London Stock Exchange Group PLC	133,749	19,492,130
LondonMetric Property PLC REIT	622,686	1,732,193
M&G PLC	616,097	2,169,769
Man Group PLC	317,209	735,056
Marks & Spencer Group PLC	609,083	2,958,022
Marshalls PLC	52,469	193,413

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Me Group International PLC	39,304	$123,609
Melrose Industries PLC	349,155	2,539,688
Metro Bank Holdings PLC (b)	88,827	160,919
Mitchells & Butlers PLC (b)	71,296	279,912
Mitie Group PLC	312,065	604,680
Mobico Group PLC (a) (b)	80,953	32,726
Molten Ventures PLC (b)	37,066	162,336
MONY Group PLC	134,648	408,147
Moonpig Group PLC	77,622	239,331
Morgan Advanced Materials PLC	79,507	239,695
Morgan Sindall Group PLC	10,990	689,001
National Grid PLC	1,390,798	20,230,905
NatWest Group PLC	2,336,675	16,375,339
NCC Group PLC (a)	91,183	181,181
Next PLC	33,395	5,692,894
Ninety One PLC	69,121	175,421
Ocado Group PLC (a) (b)	159,178	494,936
OSB Group PLC	99,754	714,246
Oxford Instruments PLC	15,307	397,704
Oxford Nanopore Technologies PLC (a) (b)	125,370	235,195
Pagegroup PLC	75,733	276,679
Paragon Banking Group PLC	50,256	649,428
Paratus Energy Services Ltd. (b)	22,511	77,145
Pearson PLC	195,923	2,876,795
Pennon Group PLC	124,477	855,443
Pepco Group NV	35,850	214,778
Persimmon PLC	84,452	1,499,844
Pets at Home Group PLC	115,550	414,861
Phoenix Group Holdings PLC	184,913	1,668,609
Playtech PLC	65,259	336,248
Polar Capital Holdings PLC	18,095	117,659
Premier Foods PLC	172,484	471,308
Primary Health Properties PLC REIT (a)	429,882	582,609
PRS REIT PLC	120,251	178,298
QinetiQ Group PLC	134,278	948,560
Quilter PLC (e)	370,321	796,219
Raspberry PI Holdings PLC (b)	21,011	131,409
Rathbones Group PLC	14,419	343,413
Reckitt Benckiser Group PLC	193,500	13,138,805
RELX PLC	524,541	28,299,327
Renew Holdings PLC (a)	16,446	191,563
Renishaw PLC	8,997	352,610
Rentokil Initial PLC	688,105	3,320,106
Rightmove PLC	248,750	2,688,135
Rolls-Royce Holdings PLC	2,399,740	31,819,350
Rotork PLC	224,205	986,852
RS Group PLC	125,026	984,287
RWS Holdings PLC	68,873	83,621
Safestore Holdings PLC REIT	57,625	559,082
Sage Group PLC	285,743	4,896,554
Savills PLC	36,289	494,302
Schroders PLC	212,585	1,052,815
Segro PLC REIT	350,308	3,262,381
Senior PLC	110,719	279,172
Security Description	Shares	Value
Serco Group PLC	275,319	$762,112
Serica Energy PLC	48,012	105,006
Severn Trent PLC	72,992	2,734,671
Shaftesbury Capital PLC REIT	369,994	791,460
Sigmaroc PLC (b)	215,301	317,460
Smith & Nephew PLC	248,121	3,784,338
Smiths Group PLC	92,489	2,846,630
Softcat PLC	29,742	699,796
Spectris PLC	26,079	1,371,599
Spirax Group PLC	19,451	1,587,285
Spire Healthcare Group PLC (e)	64,329	197,463
Spirent Communications PLC (b)	153,174	409,309
SSE PLC	325,125	8,157,742
SSP Group PLC	210,596	497,241
St. James's Place PLC	143,479	2,327,937
Standard Chartered PLC	584,729	9,671,485
SThree PLC	42,774	143,314
Subsea 7 SA	59,317	1,109,589
Supermarket Income REIT PLC	385,678	448,708
Target Healthcare REIT PLC (a)	132,171	188,727
Tate & Lyle PLC	95,117	673,224
Taylor Wimpey PLC	935,424	1,522,206
Telecom Plus PLC	28,411	752,185
Tesco PLC	1,879,469	10,335,597
THG PLC (a) (b)	181,987	80,502
TORM PLC Class A (a)	18,660	313,407
TP ICAP Group PLC	200,101	747,217
Trainline PLC (b) (e)	133,185	508,473
Travis Perkins PLC	108,759	905,405
Tritax Big Box REIT PLC	595,177	1,203,826
Trustpilot Group PLC (b) (e)	87,561	290,614
Unilever PLC	709,553	43,025,841
UNITE Group PLC REIT	103,226	1,198,837
United Utilities Group PLC	193,016	3,019,260
Vesuvius PLC	56,198	302,191
Victrex PLC	20,054	213,252
Vistry Group PLC (b)	88,388	772,761
Vodafone Group PLC	5,755,713	6,134,771
Volex PLC (a)	21,261	111,441
Volution Group PLC	58,319	472,312
Watches of Switzerland Group PLC (b) (e)	60,025	337,246
Weir Group PLC	69,208	2,361,494
WH Smith PLC	34,479	515,006
Whitbread PLC	59,087	2,285,778
Wise PLC Class A (b)	202,234	2,882,165
Workspace Group PLC REIT	89,405	515,180
WPP PLC	290,648	2,041,631
XPS Pensions Group PLC	49,990	262,712
Yellow Cake PLC (a) (b) (e)	57,194	412,648
YouGov PLC	29,430	151,235
Young & Co.'s Brewery PLC Class A (a)	7,261	95,521
Zigup PLC	49,668	241,622
		723,006,834

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 5.6%
Alcon AG	142,081	$12,530,259
Amrize Ltd. (b)	148,197	7,368,891
Aura Minerals, Inc.	9,300	246,796
Bausch Health Cos., Inc. (a) (b)	72,600	483,113
Bitdeer Technologies Group Class A (a) (b)	24,900	285,852
BP PLC	4,544,216	22,772,734
BRP, Inc. (a)	9,067	439,230
Carnival PLC (b)	36,282	909,361
CSL Ltd.	137,100	21,516,918
CyberArk Software Ltd. (b)	13,683	5,567,339
Diversified Energy Co. PLC (a)	15,037	223,368
Eagle Hospitality Trust REIT (b) (c)	112,600	—
Energy Fuels, Inc. (b)	49,000	282,616
Experian PLC	258,435	13,287,565
Ferrovial SE	153,029	8,130,190
Fiverr International Ltd. (b)	7,900	231,707
GCC SAB de CV (a)	46,700	443,591
GFL Environmental, Inc. (a)	62,100	3,128,438
GSK PLC	1,172,609	22,335,685
Haleon PLC	2,566,341	13,166,837
Holcim AG	148,197	10,965,833
Inmode Ltd. (b)	17,500	252,700
James Hardie Industries PLC CDI (b)	121,710	3,326,103
JBS NV BDR (b)	104,000	1,490,301
JS Global Lifestyle Co. Ltd. (a) (b) (e)	278,500	70,246
Legend Biotech Corp. ADR (a) (b)	22,300	791,427
MDA Space Ltd. (b)	30,600	787,370
Monday.com Ltd. (b)	11,655	3,665,265
Nestle SA	741,618	73,444,406
Novartis AG	538,149	65,017,323
PolyPeptide Group AG (b) (e)	3,447	87,258
Qiagen NV (b)	70,381	3,377,784
Reliance Worldwide Corp. Ltd.	219,021	588,495
Resolute Forest Products, Inc. (b)	7,600	10,792
RHI Magnesita NV	4,361	177,191
Riskified Ltd. Class A (b)	40,700	203,093
Roche Holding AG	198,868	64,557,150
Roche Holding AG Bearer Shares	9,060	3,130,025
Sanofi SA	315,064	30,404,358
Schneider Electric SE	154,836	41,040,088
Shell PLC	1,702,156	59,561,616
Signify NV (a) (e)	38,351	1,034,521
Sims Ltd.	53,199	534,813
Sinch AB (b) (e)	160,520	462,507
Spotify Technology SA (b)	44,000	33,762,960
Stellantis NV	565,012	5,643,501
Swiss Re AG	85,761	14,776,534
TELUS International CDA, Inc. (a) (b)	22,100	80,172
Security Description	Shares	Value
Tenaris SA	123,860	$2,322,653
Titan SA (a)	12,284	553,711
Vobile Group Ltd. (a) (b)	586,000	240,372
		555,711,058
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (b)	200,800	3,559,804
TOTAL COMMON STOCKS (Cost $7,618,341,333)		9,878,267,584
PREFERRED STOCKS — 0.0% *
COLOMBIA — 0.0% *
Grupo Cibest SA Preference Shares 9.80%	89,644	1,012,966
JAPAN — 0.0% *
Ito En Ltd. Preference Shares 3.17%	17,800	217,378
TOTAL PREFERRED STOCKS (Cost $1,040,140)		1,230,344
RIGHTS — 0.0% *
INDIA — 0.0% *
Ethos Ltd. (expiring 07/02/25) (b)	180	1,666
Infibeam Avenues Ltd. (expiring 07/11/25) (b)	44,705	3,414
		5,080
MALAYSIA — 0.0% *
Alliance Bank Malaysia Bhd. (expiring 07/02/25) (b)	24,682	5,745
SOUTH KOREA — 0.0% *
ESR Kendall Square REIT Co. Ltd. (expiring 07/04/25) (b)	2,589	—
Hanwha Aerospace Co. Ltd. (expiring 07/02/25) (b)	639	77,650
POSCO Future M Co. Ltd. (expiring 07/22/25) (b)	1,357	30,164
		107,814
TOTAL RIGHTS (Cost $0)		118,639
WARRANTS — 0.0% *
AUSTRALIA — 0.0% *
Magellan Financial Group Ltd. (expiring 04/16/27) 35.00% (b)	2,771	78
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 12/31/45) (b)	1,099	189
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c)	4,200	—

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
ITALY — 0.0% *
Fincantieri SpA (expiring 09/30/26) (b)	5,391	$11,131
Webuild SpA (expiring 08/02/30) (a) (b) (c)	2,371	—
		11,131
MALAYSIA — 0.0% *
Frontken Corp. Bhd. (expiring 05/03/26) (b)	30,950	992
Scientex Bhd. (expiring 01/14/26) (b)	4,960	47
Supermax Corp. Bhd. (expiring 03/01/30) (b)	24,016	1,084
Top Glove Corp. Bhd. (expiring 02/09/30) (b)	56,050	2,463
VS Industry Bhd. (expiring 09/05/26) (b)	44,400	369
YTL Corp. Bhd. (expiring 06/02/28) (b)	149,220	29,061
YTL Power International Bhd. (expiring 06/02/28) (b)	164,440	59,754
		93,770
THAILAND — 0.0% *
Energy Absolute PCL (expiring 02/13/28) (b)	125,938	3,409
Kiatnakin Phatra Bank PCL (expiring 03/17/26) (b)	2,116	40
Srisawad Corp. PCL (expiring 08/29/25) (b)	3,396	23
VGI PCL (expiring 05/23/27) (b)	223,290	206
VGI PCL (expiring 09/03/25) (b)	96,759	1,399
Vibhavadi Medical Center PCL (expiring 07/18/25) (b)	54,625	17
		5,094
TOTAL WARRANTS (Cost $0)		110,262
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	271,623,986	271,623,986
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	229,959,987	$229,959,987
TOTAL SHORT-TERM INVESTMENTS (Cost $501,583,973)		501,583,973
TOTAL INVESTMENTS — 104.4% (Cost $8,120,965,446)		10,381,310,802
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(435,431,794)
NET ASSETS — 100.0%		$9,945,879,008
(a)	All or a portion of the shares of the security are on loan at June 30, 2025.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $165,464, representing less than 0.05% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	500	09/19/2025	$30,264,415	$30,837,500	$573,085
MSCI EAFE Index (long)	558	09/19/2025	73,374,692	74,819,430	1,444,738
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	7	09/18/2025	1,620,300	1,641,627	21,327
					$2,039,150

During the period ended June 30, 2025, the average notional value related to futures contracts was $272,207,332.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,842,355,922	$35,746,198	$165,464	$9,878,267,584
Preferred Stocks	1,230,344	—	—	1,230,344
Rights	1,666	116,973	—	118,639
Warrants	21,241	89,021	0(a)	110,262
Short-Term Investments	501,583,973	—	—	501,583,973
TOTAL INVESTMENTS	$10,345,193,146	$35,952,192	$165,464	$10,381,310,802
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,039,150	$—	$—	$2,039,150
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,039,150	$—	$—	$2,039,150
(a)	The Portfolio held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	213,933,446	$213,933,446	$1,339,404,632	$1,281,714,092	$—	$—	271,623,986	$271,623,986	$5,168,905
State Street Navigator Securities Lending Portfolio II	146,825,909	146,825,909	556,857,503	473,723,425	—	—	229,959,987	229,959,987	681,785
Total		$360,759,355	$1,896,262,135	$1,755,437,517	$—	$—		$501,583,973	$5,850,690
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 2.2%
AAR Corp. (a)	11,141	$766,389
AeroVironment, Inc. (a)	8,745	2,491,888
AerSale Corp. (a)	11,100	66,711
Archer Aviation, Inc. Class A (a)	171,700	1,862,945
Astronics Corp. (a)	9,468	316,989
ATI, Inc. (a)	43,537	3,758,985
BWX Technologies, Inc.	28,408	4,092,457
Byrna Technologies, Inc. (a) (b)	5,500	169,840
Cadre Holdings, Inc.	8,400	267,540
Curtiss-Wright Corp.	11,686	5,709,195
Ducommun, Inc. (a)	4,400	363,572
Eve Holding, Inc. (a) (b)	17,219	118,122
HEICO Corp.	13,888	4,555,264
HEICO Corp. Class A	22,664	5,864,310
Hexcel Corp.	24,485	1,383,158
Intuitive Machines, Inc. (a)	34,500	375,015
Karman Holdings, Inc. (a)	8,400	423,108
Kratos Defense & Security Solutions, Inc. (a) (b)	48,948	2,273,635
Leonardo DRS, Inc.	24,600	1,143,408
Loar Holdings, Inc. (a)	14,000	1,206,380
Mercury Systems, Inc. (a)	17,100	921,006
Moog, Inc. Class A	8,521	1,542,045
National Presto Industries, Inc.	1,690	165,552
Park Aerospace Corp.	6,400	94,528
Redwire Corp. (a) (b)	7,800	127,140
Rocket Lab Corp. (a) (b)	124,600	4,456,942
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	38,519	1,469,500
StandardAero, Inc. (a)	43,700	1,383,105
Triumph Group, Inc. (a)	20,245	521,309
V2X, Inc. (a)	5,100	247,605
Woodward, Inc.	18,327	4,491,764
		52,629,407
AIR FREIGHT & LOGISTICS — 0.1%
Forward Air Corp. (a) (b)	7,851	192,663
GXO Logistics, Inc. (a) (b)	35,493	1,728,509
Hub Group, Inc. Class A	17,934	599,534
Radiant Logistics, Inc. (a)	10,753	65,378
		2,586,084
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	39,200	1,939,616
Allegiant Travel Co. (a)	5,250	288,488
American Airlines Group, Inc. (a) (b)	205,300	2,303,466
Blade Air Mobility, Inc. (a) (b)	19,700	79,391
Frontier Group Holdings, Inc. (a) (b)	16,600	60,258
JetBlue Airways Corp. (a) (b)	105,936	448,109
Joby Aviation, Inc. (a) (b)	142,628	1,504,725
SkyWest, Inc. (a)	12,503	1,287,434
Security Description	Shares	Value
Sun Country Airlines Holdings, Inc. (a)	13,500	$158,625
		8,070,112
AUTO COMPONENTS — 0.7%
Adient PLC (a)	27,300	531,258
American Axle & Manufacturing Holdings, Inc. (a)	36,750	149,940
BorgWarner, Inc.	68,300	2,286,684
Cooper-Standard Holdings, Inc. (a) (b)	5,300	113,950
Dana, Inc.	43,442	745,030
Dorman Products, Inc. (a)	8,527	1,046,007
Fox Factory Holding Corp. (a)	13,797	357,894
Garrett Motion, Inc.	40,000	420,400
Gentex Corp.	66,981	1,472,912
Gentherm, Inc. (a)	10,285	290,963
Goodyear Tire & Rubber Co. (a) (b)	81,316	843,247
Holley, Inc. (a) (b)	17,000	34,000
LCI Industries (b)	7,613	694,229
Lear Corp. (b)	16,224	1,540,956
Luminar Technologies, Inc. (a) (b)	7,906	22,690
Modine Manufacturing Co. (a) (b)	16,183	1,594,026
Patrick Industries, Inc. (b)	10,291	949,551
Phinia, Inc.	12,900	573,921
QuantumScape Corp. (a) (b)	119,701	804,391
Solid Power, Inc. (a) (b)	47,800	104,682
Standard Motor Products, Inc.	7,243	222,505
Visteon Corp. (a)	8,658	807,791
XPEL, Inc. (a) (b)	8,400	301,560
		15,908,587
AUTOMOBILES — 0.3%
Harley-Davidson, Inc. (b)	37,201	877,943
Livewire Group, Inc. (a) (b)	7,648	35,181
Lucid Group, Inc. (a) (b)	331,100	698,621
Rivian Automotive, Inc. Class A (a) (b)	248,500	3,414,390
Thor Industries, Inc. (b)	16,501	1,465,454
Winnebago Industries, Inc.	9,000	261,000
		6,752,589
BANKS — 6.1%
1st Source Corp.	6,020	373,661
ACNB Corp. (b)	2,600	111,384
Amalgamated Financial Corp.	5,700	177,840
Amerant Bancorp, Inc.	11,800	215,114
Ameris Bancorp	20,959	1,356,047
Ames National Corp. (b)	3,022	53,822
Arrow Financial Corp. (b)	5,265	139,101
Associated Banc-Corp.	50,004	1,219,598
Atlantic Union Bankshares Corp. (b)	42,779	1,338,127
Axos Financial, Inc. (a)	16,132	1,226,677
Banc of California, Inc.	45,651	641,397
BancFirst Corp.	6,552	809,958

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bancorp, Inc. (a)	14,878	$847,600
Bank First Corp. (b)	3,200	376,480
Bank of Hawaii Corp.	12,926	872,893
Bank of Marin Bancorp	5,044	115,205
Bank of NT Butterfield & Son Ltd.	14,696	650,739
Bank OZK	33,044	1,555,051
Bank7 Corp.	1,400	58,562
BankUnited, Inc.	24,727	880,034
Bankwell Financial Group, Inc.	2,042	73,573
Banner Corp.	11,300	724,895
Bar Harbor Bankshares	4,780	143,209
BayCom Corp.	3,400	94,214
BCB Bancorp, Inc. (b)	4,700	39,574
Berkshire Hills Bancorp, Inc.	14,516	363,481
Blue Foundry Bancorp (a) (b)	7,091	67,861
BOK Financial Corp.	5,408	527,983
Bridgewater Bancshares, Inc. (a)	6,276	99,851
Brookline Bancorp, Inc.	28,022	295,632
Burke & Herbert Financial Services Corp.	4,875	291,184
Business First Bancshares, Inc.	7,800	192,270
Byline Bancorp, Inc.	10,000	267,300
Cadence Bank	50,734	1,622,473
California BanCorp (a) (b)	7,952	125,324
Camden National Corp.	5,202	211,097
Capital Bancorp, Inc. (b)	2,900	97,382
Capital City Bank Group, Inc.	4,505	177,272
Capitol Federal Financial, Inc.	39,300	239,730
Carter Bankshares, Inc. (a)	7,300	126,582
Cathay General Bancorp	21,909	997,517
Central Pacific Financial Corp.	8,454	236,966
Chemung Financial Corp.	1,037	50,263
ChoiceOne Financial Services, Inc. (b)	2,700	77,490
Citizens & Northern Corp.	4,751	89,984
Citizens Financial Services, Inc. (b)	1,426	83,735
City Holding Co.	4,895	599,246
Civista Bancshares, Inc.	4,900	113,680
CNB Financial Corp.	6,600	150,876
Coastal Financial Corp. (a) (b)	4,213	408,113
Colony Bankcorp, Inc.	5,346	88,049
Columbia Banking System, Inc.	64,229	1,501,674
Columbia Financial, Inc. (a) (b)	9,600	139,296
Comerica, Inc.	40,300	2,403,895
Commerce Bancshares, Inc.	37,456	2,328,639
Community Financial System, Inc.	17,339	986,069
Community Trust Bancorp, Inc.	4,903	259,467
Community West Bancshares	5,400	105,354
ConnectOne Bancorp, Inc. (b)	15,078	349,206
Cullen/Frost Bankers, Inc.	18,272	2,348,683
Customers Bancorp, Inc. (a)	9,902	581,643
CVB Financial Corp.	41,900	829,201
Dime Community Bancshares, Inc.	12,740	343,216
Security Description	Shares	Value
Eagle Bancorp, Inc.	9,900	$192,852
East West Bancorp, Inc.	42,132	4,254,489
Eastern Bankshares, Inc.	57,440	877,109
Enterprise Bancorp, Inc.	3,178	125,976
Enterprise Financial Services Corp.	11,914	656,461
Equity Bancshares, Inc. Class A	5,300	216,240
Esquire Financial Holdings, Inc. (b)	2,400	227,184
ESSA Bancorp, Inc.	2,900	56,260
Farmers & Merchants Bancorp, Inc.	4,100	103,648
Farmers National Banc Corp.	11,666	160,874
FB Financial Corp.	11,283	511,120
Fidelity D&D Bancorp, Inc.	1,400	64,400
Financial Institutions, Inc.	6,480	166,406
First BanCorp	50,800	1,058,164
First Bancorp, Inc.	3,400	86,394
First Bancorp/Southern Pines NC	13,414	591,423
First Bank	6,600	102,102
First Busey Corp.	28,316	648,012
First Business Financial Services, Inc.	2,546	128,980
First Citizens BancShares, Inc. Class A (b)	3,028	5,924,191
First Commonwealth Financial Corp.	33,406	542,179
First Community Bankshares, Inc.	5,400	211,518
First Financial Bancorp	28,691	696,044
First Financial Bankshares, Inc.	41,669	1,499,251
First Financial Corp.	3,700	200,503
First Foundation, Inc. (a) (b)	22,450	114,495
First Hawaiian, Inc.	41,300	1,030,848
First Horizon Corp.	155,164	3,289,477
First Internet Bancorp	3,400	91,460
First Interstate BancSystem, Inc. Class A	26,132	753,124
First Merchants Corp.	19,020	728,466
First Mid Bancshares, Inc.	7,800	292,422
First Western Financial, Inc. (a)	2,500	56,400
Five Star Bancorp	5,366	153,146
Flagstar Financial, Inc. (b)	83,874	889,064
Flushing Financial Corp.	15,100	179,388
FNB Corp.	100,239	1,461,485
FS Bancorp, Inc.	2,100	82,698
Fulton Financial Corp.	53,792	970,408
FVCBankcorp, Inc. (a) (b)	5,324	62,823
German American Bancorp, Inc.	9,425	362,957
Glacier Bancorp, Inc.	35,308	1,521,069
Great Southern Bancorp, Inc.	2,768	162,703
Greene County Bancorp, Inc.	2,200	48,884
Guaranty Bancshares, Inc.	2,465	104,615
Hancock Whitney Corp.	25,920	1,487,808
Hanmi Financial Corp.	9,600	236,928
HarborOne Bancorp, Inc.	11,963	139,728

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
HBT Financial, Inc.	4,000	$100,840
Heritage Commerce Corp.	18,866	187,339
Heritage Financial Corp.	10,700	255,088
Hilltop Holdings, Inc.	13,500	409,725
Hingham Institution For Savings	468	116,228
Home Bancorp, Inc.	2,273	117,696
Home BancShares, Inc.	56,352	1,603,778
HomeStreet, Inc. (a) (b)	5,374	70,238
HomeTrust Bancshares, Inc.	4,809	179,905
Hope Bancorp, Inc.	37,321	400,454
Horizon Bancorp, Inc.	13,840	212,859
Independent Bank Corp. (c)	14,065	884,478
Independent Bank Corp. (c)	6,318	204,766
International Bancshares Corp.	15,950	1,061,632
Investar Holding Corp.	2,800	54,096
John Marshall Bancorp, Inc. (b)	4,000	74,120
Kearny Financial Corp.	17,151	110,795
Lakeland Financial Corp. (b)	8,528	524,046
LCNB Corp.	4,100	59,573
LINKBANCORP, Inc.	7,100	51,901
Live Oak Bancshares, Inc.	11,690	348,362
Mercantile Bank Corp.	5,000	232,050
Metrocity Bankshares, Inc. (b)	6,000	171,480
Metropolitan Bank Holding Corp. (a) (b)	3,400	238,000
Mid Penn Bancorp, Inc. (b)	6,926	195,313
Middlefield Banc Corp.	2,300	69,253
Midland States Bancorp, Inc.	6,502	112,615
MidWestOne Financial Group, Inc.	6,051	174,087
MVB Financial Corp.	4,373	98,524
National Bank Holdings Corp. Class A	12,048	453,125
National Bankshares, Inc.	1,800	48,960
NB Bancorp, Inc. (a)	12,400	221,464
NBT Bancorp, Inc.	16,800	698,040
Nicolet Bankshares, Inc.	4,616	569,984
Northeast Bank	2,400	213,576
Northeast Community Bancorp, Inc.	4,000	92,980
Northfield Bancorp, Inc.	12,180	139,826
Northrim BanCorp, Inc.	1,700	158,542
Northwest Bancshares, Inc.	42,476	542,843
Norwood Financial Corp. (b)	2,518	64,914
NU Holdings Ltd. Class A (a)	1,002,118	13,749,059
Oak Valley Bancorp	2,301	62,679
OceanFirst Financial Corp.	18,307	322,386
OFG Bancorp	14,700	629,160
Old National Bancorp (b)	97,254	2,075,400
Old Second Bancorp, Inc.	13,935	247,207
Orange County Bancorp, Inc.	3,300	85,272
Origin Bancorp, Inc.	9,400	335,956
Orrstown Financial Services, Inc.	6,300	200,529
Pacific Premier Bancorp, Inc.	28,301	596,868
Park National Corp.	4,717	788,965
Parke Bancorp, Inc.	3,297	67,160
Security Description	Shares	Value
Pathward Financial, Inc.	8,043	$636,362
PCB Bancorp	3,800	79,724
Peapack-Gladstone Financial Corp.	5,300	149,725
Peoples Bancorp of North Carolina, Inc.	1,300	37,505
Peoples Bancorp, Inc.	12,014	366,908
Peoples Financial Services Corp. (b)	2,939	145,098
Pinnacle Financial Partners, Inc.	23,504	2,595,077
Pioneer Bancorp, Inc. (a)	5,219	62,785
Plumas Bancorp	1,800	80,028
Ponce Financial Group, Inc. (a) (b)	6,300	87,192
Popular, Inc.	20,810	2,293,470
Preferred Bank	3,977	344,189
Primis Financial Corp.	7,169	77,784
Princeton Bancorp, Inc.	1,700	51,918
Prosperity Bancshares, Inc.	26,109	1,833,896
Provident Bancorp, Inc. (a) (b)	4,800	59,952
Provident Financial Services, Inc.	40,856	716,206
QCR Holdings, Inc.	5,520	374,808
RBB Bancorp (b)	5,300	91,213
Red River Bancshares, Inc.	1,500	88,050
Renasant Corp. (b)	30,332	1,089,829
Republic Bancorp, Inc. Class A	2,708	197,982
S&T Bancorp, Inc.	12,561	475,057
Seacoast Banking Corp. of Florida	28,191	778,635
ServisFirst Bancshares, Inc.	16,330	1,265,738
Shore Bancshares, Inc.	9,925	156,021
Sierra Bancorp	4,118	122,263
Simmons First National Corp. Class A	37,639	713,635
SmartFinancial, Inc.	5,102	172,346
South Plains Financial, Inc.	3,821	137,709
Southern First Bancshares, Inc. (a)	2,500	95,075
Southern Missouri Bancorp, Inc.	3,100	169,818
Southern States Bancshares, Inc.	2,700	98,199
Southside Bancshares, Inc.	9,155	269,432
SouthState Corp.	30,589	2,815,106
Stellar Bancorp, Inc.	16,298	456,018
Sterling Bancorp, Inc. (a) (b) (d)	6,689	—
Stock Yards Bancorp, Inc. (b)	8,500	671,330
Synovus Financial Corp. (b)	42,548	2,201,859
Texas Capital Bancshares, Inc. (a)	14,528	1,153,523
TFS Financial Corp. (b)	17,817	230,730
Third Coast Bancshares, Inc. (a)	3,600	117,612
Timberland Bancorp, Inc.	2,388	74,506
Tompkins Financial Corp.	4,081	256,001
Towne Bank	23,590	806,306
TriCo Bancshares	11,072	448,305
Triumph Financial, Inc. (a) (b)	7,321	403,460

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
TrustCo Bank Corp.	5,919	$197,813
Trustmark Corp.	19,496	710,824
UMB Financial Corp.	22,133	2,327,506
United Bankshares, Inc. (b)	41,005	1,493,812
United Community Banks, Inc.	38,140	1,136,191
Unity Bancorp, Inc.	2,295	108,049
Univest Financial Corp.	9,240	277,570
USCB Financial Holdings, Inc.	3,583	59,263
Valley National Bancorp	155,368	1,387,436
Veritex Holdings, Inc.	16,650	434,565
Virginia National Bankshares Corp.	1,435	53,095
WaFd, Inc.	26,024	761,983
Washington Trust Bancorp, Inc.	6,023	170,330
Webster Financial Corp.	50,941	2,781,379
WesBanco, Inc.	28,459	900,171
West BanCorp, Inc.	5,200	102,076
Westamerica BanCorp	8,385	406,169
Western Alliance Bancorp	34,083	2,657,792
Wintrust Financial Corp.	20,112	2,493,486
WSFS Financial Corp.	18,724	1,029,820
Zions Bancorp NA	44,100	2,290,554
		145,407,020
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	2,616	499,159
Celsius Holdings, Inc. (a)	51,600	2,393,724
Coca-Cola Consolidated, Inc.	16,020	1,788,633
MGP Ingredients, Inc.	4,500	134,865
National Beverage Corp. (a)	5,894	254,857
Primo Brands Corp.	80,900	2,396,258
Vita Coco Co., Inc. (a)	12,900	465,690
		7,933,186
BIOTECHNOLOGY — 4.6%
4D Molecular Therapeutics, Inc. (a) (b)	14,300	53,053
89bio, Inc. (a)	35,900	352,538
Absci Corp. (a) (b)	24,800	63,736
ACADIA Pharmaceuticals, Inc. (a)	39,089	843,150
ADC Therapeutics SA (a)	24,500	65,660
ADMA Biologics, Inc. (a)	73,485	1,338,162
Aduro Biotech, Inc. 1.00%(a) (d)	2,090	—
Agios Pharmaceuticals, Inc. (a)	18,404	612,117
Akebia Therapeutics, Inc. (a)	72,700	264,628
Akero Therapeutics, Inc. (a)	23,200	1,237,952
Aldeyra Therapeutics, Inc. (a) (b)	15,800	60,514
Alector, Inc. (a) (b)	23,335	32,669
Alkermes PLC (a)	50,062	1,432,274
Allogene Therapeutics, Inc. (a) (b)	40,631	45,913
Alnylam Pharmaceuticals, Inc. (a)	39,280	12,808,815
Altimmune, Inc. (a) (b)	22,400	86,688
Amicus Therapeutics, Inc. (a)	89,241	511,351
AnaptysBio, Inc. (a) (b)	6,814	151,271
Security Description	Shares	Value
Anavex Life Sciences Corp. (a) (b)	23,700	$218,514
Anika Therapeutics, Inc. (a) (b)	5,547	58,687
Annexon, Inc. (a) (b)	30,900	74,160
Apellis Pharmaceuticals, Inc. (a)	35,800	619,698
Apogee Therapeutics, Inc. (a)	11,400	495,102
Arbutus Biopharma Corp. (a) (b)	56,600	174,894
Arcellx, Inc. (a) (b)	12,200	803,370
Arcturus Therapeutics Holdings, Inc. (a) (b)	7,235	94,127
Arcus Biosciences, Inc. (a)	17,195	139,967
Arcutis Biotherapeutics, Inc. (a)	34,900	489,298
Ardelyx, Inc. (a)	76,700	300,664
ArriVent Biopharma, Inc. (a) (b)	8,900	193,753
Arrowhead Pharmaceuticals, Inc. (a) (b)	39,261	620,324
ARS Pharmaceuticals, Inc. (a)	15,600	272,220
Astria Therapeutics, Inc. (a) (b)	14,700	78,792
Aura Biosciences, Inc. (a) (b)	14,700	92,022
Aurinia Pharmaceuticals, Inc. (a)	43,000	364,210
Avidity Biosciences, Inc. (a) (b)	37,400	1,062,160
Avita Medical, Inc. (a) (b)	8,200	43,378
Beam Therapeutics, Inc. (a) (b)	29,700	505,197
Bicara Therapeutics, Inc. (a) (b)	5,800	53,882
BioCryst Pharmaceuticals, Inc. (a)	67,830	607,757
Biohaven Ltd. (a)	27,700	390,847
BioMarin Pharmaceutical, Inc. (a)	57,827	3,178,750
Blueprint Medicines Corp. (a)	19,842	2,543,348
Bridgebio Pharma, Inc. (a)	46,294	1,998,975
Candel Therapeutics, Inc. (a) (b)	10,400	52,624
Capricor Therapeutics, Inc. (a) (b)	11,600	115,188
Cardiff Oncology, Inc. (a) (b)	19,700	62,055
CareDx, Inc. (a)	17,048	333,118
Cargo Therapeutics, Inc. (a)	12,100	49,852
Cartesian Therapeutics, Inc. (a) (b)	3,190	33,144
Catalyst Pharmaceuticals, Inc. (a)	37,387	811,298
Celcuity, Inc. (a) (b)	10,400	138,840
Celldex Therapeutics, Inc. (a)	22,900	466,015
CG oncology, Inc. (a)	18,900	491,400
Chinook Therapeutics, Inc. (a) (d)	17,090	—
Cidara Therapeutics, Inc. (a)	5,300	258,163
Cogent Biosciences, Inc. (a)	29,000	208,220
Coherus Oncology, Inc. (a) (b)	37,817	27,656
Compass Therapeutics, Inc. (a) (b)	30,700	79,820
Crinetics Pharmaceuticals, Inc. (a) (b)	30,800	885,808
CRISPR Therapeutics AG (a)	26,100	1,269,504
Cullinan Therapeutics, Inc. (a)	16,600	124,998
Cytokinetics, Inc. (a) (b)	37,296	1,232,260

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Day One Biopharmaceuticals, Inc. (a) (b)	17,200	$111,800
Denali Therapeutics, Inc. (a) (b)	43,332	606,215
Design Therapeutics, Inc. (a)	11,300	38,081
Dianthus Therapeutics, Inc. (a) (b)	7,600	141,588
Disc Medicine, Inc. (a)	7,500	397,200
Dynavax Technologies Corp. (a) (b)	36,538	362,457
Dyne Therapeutics, Inc. (a)	27,900	265,608
Editas Medicine, Inc. (a) (b)	26,139	57,506
Enanta Pharmaceuticals, Inc. (a) (b)	5,900	44,604
Entrada Therapeutics, Inc. (a) (b)	7,540	50,669
Erasca, Inc. (a) (b)	58,400	74,168
Exact Sciences Corp. (a)	59,229	3,147,429
Exelixis, Inc. (a)	84,584	3,728,040
Fate Therapeutics, Inc. (a) (b)	27,189	30,452
Fennec Pharmaceuticals, Inc. (a) (b)	8,200	68,060
Foghorn Therapeutics, Inc. (a) (b)	6,800	31,960
Geron Corp. (a)	186,883	263,505
GRAIL, Inc. (a) (b)	8,883	456,764
Greenwich Lifesciences, Inc. (a) (b)	1,700	15,419
Gtx, Inc. CVR (a) (b)	85	161
Gyre Therapeutics, Inc. (a) (b)	2,700	19,845
Halozyme Therapeutics, Inc. (a)	37,758	1,964,171
Heron Therapeutics, Inc. (a) (b)	37,217	77,039
Humacyte, Inc. (a) (b)	26,900	56,221
Icosavax, Inc. (a)	9,700	3,007
Ideaya Biosciences, Inc. (a)	31,100	653,722
ImmunityBio, Inc. (a)	47,600	125,664
Immunome, Inc. (a) (b)	22,900	212,970
Immunovant, Inc. (a) (b)	21,300	340,800
Inhibrx Biosciences, Inc. (a) (b)	3,700	52,799
Inmune Bio, Inc. (a) (b)	4,900	11,319
Insmed, Inc. (a)	56,466	5,682,738
Intellia Therapeutics, Inc. (a) (b)	32,100	301,098
Ionis Pharmaceuticals, Inc. (a) (b)	50,721	2,003,987
Iovance Biotherapeutics, Inc. (a) (b)	86,800	149,296
Ironwood Pharmaceuticals, Inc. (a) (b)	44,678	32,043
iTeos Therapeutics, Inc. (a) (b)	8,400	83,748
Jade Biosciences, Inc.	91	909
Janux Therapeutics, Inc. (a)	10,100	233,310
KalVista Pharmaceuticals, Inc. (a)	12,300	139,051
Keros Therapeutics, Inc. (a)	10,847	144,807
Kodiak Sciences, Inc. (a) (b)	12,035	44,890
Korro Bio, Inc. (a) (b)	2,200	27,478
Krystal Biotech, Inc. (a) (b)	7,667	1,053,906
Kura Oncology, Inc. (a)	30,100	173,677
Kymera Therapeutics, Inc. (a) (b)	16,200	706,968
Security Description	Shares	Value
Larimar Therapeutics, Inc. (a) (b)	15,400	$44,506
Lexeo Therapeutics, Inc. (a) (b)	6,500	26,130
Madrigal Pharmaceuticals, Inc. (a) (b)	5,313	1,607,926
MannKind Corp. (a)	93,800	350,812
MeiraGTx Holdings PLC (a) (b)	15,800	103,016
Merrimack Pharmaceuticals, Inc. (a) (d)	3,300	—
Metsera, Inc. (a) (b)	5,000	142,250
MiMedx Group, Inc. (a)	37,700	230,347
Mineralys Therapeutics, Inc. (a) (b)	9,000	121,770
Mirum Pharmaceuticals, Inc. (a)	13,000	661,570
Monte Rosa Therapeutics, Inc. (a) (b)	13,100	59,081
Myriad Genetics, Inc. (a)	28,295	150,246
Natera, Inc. (a)	40,932	6,915,052
Neurocrine Biosciences, Inc. (a)	29,847	3,751,469
Neurogene, Inc. (a) (b)	3,800	56,810
Nkarta, Inc. (a) (b)	15,800	26,228
Novavax, Inc. (a) (b)	49,093	309,286
Nurix Therapeutics, Inc. (a)	23,800	271,082
Nuvalent, Inc. Class A (a)	11,400	869,820
Olema Pharmaceuticals, Inc. (a) (b)	12,200	51,972
Organogenesis Holdings, Inc. (a) (b)	21,798	79,781
ORIC Pharmaceuticals, Inc. (a) (b)	17,400	176,610
Perspective Therapeutics, Inc. (a) (b)	15,600	53,664
Praxis Precision Medicines, Inc. (a)	5,800	243,890
Precigen, Inc. (a) (b)	42,641	60,550
Prime Medicine, Inc. (a) (b)	18,200	44,954
Protagonist Therapeutics, Inc. (a)	19,002	1,050,240
Prothena Corp. PLC (a) (b)	13,500	81,945
PTC Therapeutics, Inc. (a)	24,300	1,186,812
Puma Biotechnology, Inc. (a) (b)	15,200	52,136
Recursion Pharmaceuticals, Inc. Class A (a) (b)	82,100	415,426
REGENXBIO, Inc. (a)	14,400	118,224
Relay Therapeutics, Inc. (a)	39,500	136,670
Replimune Group, Inc. (a)	21,800	202,522
Revolution Medicines, Inc. (a)	56,044	2,061,859
Rhythm Pharmaceuticals, Inc. (a)	17,900	1,131,101
Rigel Pharmaceuticals, Inc. (a)	5,568	104,289
Rocket Pharmaceuticals, Inc. (a) (b)	23,700	58,065
Roivant Sciences Ltd. (a) (b)	120,897	1,362,509
Sage Therapeutics, Inc. (a) (b)	17,272	157,521
Sana Biotechnology, Inc. (a) (b)	41,900	114,387
Sarepta Therapeutics, Inc. (a)	29,452	503,629
Savara, Inc. (a) (b)	39,700	90,516
Scholar Rock Holding Corp. (a)	26,600	942,172

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Soleno Therapeutics, Inc. (a)	12,700	$1,064,006
Solid Biosciences, Inc. (a) (b)	8,500	41,395
SpringWorks Therapeutics, Inc. (a)	22,700	1,066,673
Spyre Therapeutics, Inc. (a) (b)	12,300	184,131
Stoke Therapeutics, Inc. (a) (b)	11,400	129,390
Summit Therapeutics, Inc. (a) (b)	30,400	646,912
Syndax Pharmaceuticals, Inc. (a)	25,920	242,741
Tango Therapeutics, Inc. (a) (b)	17,100	87,552
Taysha Gene Therapies, Inc. (a) (b)	55,500	128,205
Tevogen Bio Holdings, Inc. (a) (b)	8,900	11,125
TG Therapeutics, Inc. (a) (b)	45,842	1,649,854
Tobira Therapeutics, Inc. CVR (a)	200	906
Tourmaline Bio, Inc. (a) (b)	7,300	116,727
Travere Therapeutics, Inc. (a) (b)	27,398	405,490
Twist Bioscience Corp. (a) (b)	19,212	706,809
Tyra Biosciences, Inc. (a) (b)	6,007	57,487
Ultragenyx Pharmaceutical, Inc. (a)	30,676	1,115,379
United Therapeutics Corp. (a)	13,721	3,942,729
Upstream Bio, Inc. (a) (b)	5,900	64,782
UroGen Pharma Ltd. (a) (b)	12,300	168,510
Vanda Pharmaceuticals, Inc. (a) (b)	17,151	80,953
Vaxcyte, Inc. (a)	40,000	1,300,400
Vera Therapeutics, Inc. (a)	15,900	374,604
Veracyte, Inc. (a)	25,387	686,211
Verastem, Inc. (a) (b)	12,300	51,045
Vericel Corp. (a) (b)	15,473	658,376
Verve Therapeutics, Inc. (a) (b)	23,500	263,905
Viking Therapeutics, Inc. (a) (b)	35,500	940,750
Vir Biotechnology, Inc. (a) (b)	28,739	144,845
Viridian Therapeutics, Inc. (a) (b)	23,600	329,928
Voyager Therapeutics, Inc. (a)	13,500	41,985
Xencor, Inc. (a)	21,285	167,300
Xenon Pharmaceuticals, Inc. (a)	23,900	748,070
XOMA Royalty Corp. (a) (b)	2,500	63,000
Y-mAbs Therapeutics, Inc. (a) (b)	11,700	52,767
Zenas Biopharma, Inc. (a)	4,800	46,512
Zymeworks, Inc. (a)	17,300	217,115
		110,439,113
BROADLINE RETAIL — 0.8%
Coupang, Inc. (a)	389,130	11,658,335
Dillard's, Inc. Class A (b)	952	397,774
Etsy, Inc. (a)	32,500	1,630,200
Groupon, Inc. (a) (b)	7,900	264,255
Kohl's Corp.	34,606	293,459
Macy's, Inc.	85,100	992,266
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	19,469	2,565,625
Savers Value Village, Inc. (a)	7,400	75,480
		17,877,394
Security Description	Shares	Value
BUILDING PRODUCTS — 1.4%
AAON, Inc. (b)	21,227	$1,565,491
Advanced Drainage Systems, Inc. (b)	21,486	2,467,882
American Woodmark Corp. (a)	4,956	264,502
Apogee Enterprises, Inc.	6,909	280,505
Armstrong World Industries, Inc.	13,395	2,175,884
AZEK Co., Inc. (a)	46,792	2,543,145
AZZ, Inc. (b)	9,293	878,003
Carlisle Cos., Inc. (b)	13,038	4,868,389
CSW Industrials, Inc.	5,071	1,454,515
Fortune Brands Innovations, Inc.	36,936	1,901,465
Gibraltar Industries, Inc. (a)	9,700	572,300
Griffon Corp.	11,100	803,307
Hayward Holdings, Inc. (a)	48,800	673,440
Insteel Industries, Inc.	6,387	237,660
Janus International Group, Inc. (a) (b)	44,900	365,486
JELD-WEN Holding, Inc. (a)	28,609	112,147
Masterbrand, Inc. (a) (b)	40,900	447,037
Owens Corning	25,745	3,540,452
Quanex Building Products Corp. (b)	15,550	293,895
Resideo Technologies, Inc. (a)	45,777	1,009,841
Simpson Manufacturing Co., Inc.	12,554	1,949,762
Tecnoglass, Inc. (b)	7,500	580,200
Trex Co., Inc. (a)	33,038	1,796,607
UFP Industries, Inc.	17,710	1,759,666
Zurn Elkay Water Solutions Corp.	46,390	1,696,482
		34,238,063
CAPITAL MARKETS — 4.7%
Acadian Asset Management, Inc.	8,473	298,589
Affiliated Managers Group, Inc.	8,739	1,719,573
AlTi Global, Inc. (a) (b)	13,000	53,950
ARES Management Corp. Class A	58,630	10,154,716
Artisan Partners Asset Management, Inc. Class A (b)	19,502	864,524
BGC Group, Inc. Class A	114,400	1,170,312
Blue Owl Capital, Inc. (b)	189,536	3,640,987
Brookfield Asset Management Ltd. Class A (b)	120,100	6,639,128
Carlyle Group, Inc. (b)	81,312	4,179,437
Cohen & Steers, Inc. (b)	9,009	678,828
Diamond Hill Investment Group, Inc.	768	111,598
DigitalBridge Group, Inc. (b)	52,229	540,570
Donnelley Financial Solutions, Inc. (a) (b)	8,975	553,309
Evercore, Inc. Class A	11,341	3,062,297
Forge Global Holdings, Inc. (a) (b)	2,986	56,853
Freedom Holding Corp. (a) (b)	5,600	817,880
GCM Grosvenor, Inc. Class A (b)	13,600	157,216
Hamilton Lane, Inc. Class A	12,804	1,819,704

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Houlihan Lokey, Inc.	16,800	$3,023,160
Interactive Brokers Group, Inc. Class A	132,712	7,353,572
Janus Henderson Group PLC	39,600	1,538,064
Jefferies Financial Group, Inc.	47,219	2,582,407
Lazard, Inc. (b)	34,902	1,674,598
LPL Financial Holdings, Inc.	25,084	9,405,747
Marex Group PLC	10,000	394,700
MarketWise, Inc. (b)	569	11,260
Moelis & Co. Class A	22,000	1,371,040
Morningstar, Inc.	6,897	2,165,175
Open Lending Corp. (a) (b)	32,300	62,662
P10, Inc. Class A (b)	13,000	132,860
Patria Investments Ltd. Class A (b)	18,100	254,486
Perella Weinberg Partners (b)	16,300	316,546
Piper Sandler Cos.	5,371	1,492,816
PJT Partners, Inc. Class A	7,172	1,183,452
Robinhood Markets, Inc. Class A (a)	233,366	21,850,059
SEI Investments Co.	31,906	2,867,073
Silvercrest Asset Management Group, Inc. Class A	3,100	49,166
StepStone Group, Inc. Class A	21,726	1,205,793
Stifel Financial Corp.	31,316	3,249,974
StoneX Group, Inc. (a)	14,531	1,324,355
TPG, Inc. (b)	40,057	2,100,990
Tradeweb Markets, Inc. Class A	36,792	5,386,349
Value Line, Inc. (b)	200	7,830
Victory Capital Holdings, Inc. Class A (b)	13,400	853,178
Virtu Financial, Inc. Class A	26,897	1,204,717
Virtus Investment Partners, Inc.	2,127	385,838
WisdomTree, Inc. (b)	42,099	484,559
XP, Inc. Class A	129,200	2,609,840
		113,061,737
CHEMICALS — 1.2%
AdvanSix, Inc.	8,100	192,375
American Vanguard Corp. (a) (b)	9,552	37,444
Arq, Inc. (a) (b)	9,300	49,941
Ashland, Inc.	15,272	767,876
ASP Isotopes, Inc. (a) (b)	18,700	137,632
Aspen Aerogels, Inc. (a) (b)	19,500	115,440
Avient Corp.	27,846	899,704
Axalta Coating Systems Ltd. (a)	67,600	2,007,044
Balchem Corp.	10,086	1,605,691
Cabot Corp.	15,230	1,142,250
Celanese Corp.	35,300	1,953,149
Chemours Co. (b)	48,343	553,527
Core Molding Technologies, Inc. (a)	2,400	39,816
Ecovyst, Inc. (a) (b)	36,350	299,161
Element Solutions, Inc.	69,800	1,580,970
FMC Corp.	39,700	1,657,475
Hawkins, Inc.	6,396	908,872
HB Fuller Co.	16,860	1,014,129
Security Description	Shares	Value
Huntsman Corp.	54,639	$569,338
Ingevity Corp. (a)	11,838	510,099
Innospec, Inc.	7,395	621,846
Intrepid Potash, Inc. (a) (b)	3,490	124,698
Koppers Holdings, Inc.	6,830	219,585
Kronos Worldwide, Inc. (b)	8,100	50,220
LSB Industries, Inc. (a) (b)	16,900	131,820
Mativ Holdings, Inc.	18,921	129,041
Minerals Technologies, Inc.	10,192	561,274
NewMarket Corp.	1,843	1,273,255
Olin Corp.	36,447	732,220
Orion SA	19,200	201,408
Perimeter Solutions, Inc. (a) (b)	43,700	608,304
PureCycle Technologies, Inc. (a) (b)	40,600	556,220
Quaker Chemical Corp. (b)	4,507	504,514
Rayonier Advanced Materials, Inc. (a)	20,300	78,155
RPM International, Inc.	38,843	4,266,515
Scotts Miracle-Gro Co.	14,244	939,534
Sensient Technologies Corp. (b)	13,619	1,341,744
Stepan Co.	6,878	375,401
Tronox Holdings PLC	40,869	207,206
Valhi, Inc. (b)	970	15,675
Westlake Corp.	9,196	698,252
		29,678,820
COMMERCIAL SERVICES & SUPPLIES — 1.2%
ABM Industries, Inc.	18,988	896,423
ACCO Brands Corp.	28,542	102,180
ACV Auctions, Inc. Class A (a)	48,800	791,536
BrightView Holdings, Inc. (a)	19,900	331,335
Brink's Co.	12,014	1,072,730
Casella Waste Systems, Inc. Class A (a) (b)	19,190	2,214,142
CECO Environmental Corp. (a) (b)	9,800	277,438
Cimpress PLC (a)	4,833	227,151
Clean Harbors, Inc. (a)	15,153	3,503,071
CompX International, Inc. (b)	600	15,942
CoreCivic, Inc. (a)	34,925	735,870
Deluxe Corp.	13,576	215,994
Driven Brands Holdings, Inc. (a) (b)	19,600	344,176
Ennis, Inc.	8,497	154,136
Enviri Corp. (a) (b)	26,825	232,841
GEO Group, Inc. (a)	41,863	1,002,619
Healthcare Services Group, Inc. (a)	24,465	367,709
HNI Corp.	14,211	698,897
Interface, Inc.	18,762	392,689
Liquidity Services, Inc. (a)	6,813	160,719
MillerKnoll, Inc.	20,334	394,886
Montrose Environmental Group, Inc. (a) (b)	10,795	236,303
MSA Safety, Inc.	10,473	1,754,542
NL Industries, Inc. (b)	2,831	18,118

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
OPENLANE, Inc. (a)	34,792	$850,664
Perma-Fix Environmental Services, Inc. (a) (b)	5,600	58,912
Pitney Bowes, Inc.	53,464	583,292
Quad/Graphics, Inc. (b)	9,800	55,370
RB Global, Inc.	57,210	6,075,130
Steelcase, Inc. Class A	28,000	292,040
Tetra Tech, Inc.	83,010	2,985,040
UniFirst Corp.	4,850	912,867
Vestis Corp. (b)	38,170	218,714
Virco Mfg. Corp. (b)	4,600	36,708
VSE Corp. (b)	5,780	757,064
		28,967,248
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN Holdings, Inc. (a)	24,837	222,788
Applied Optoelectronics, Inc. (a) (b)	14,400	369,936
Aviat Networks, Inc. (a) (b)	4,300	103,415
Calix, Inc. (a)	18,500	984,015
Ciena Corp. (a)	44,015	3,579,740
Clearfield, Inc. (a)	4,300	186,663
CommScope Holding Co., Inc. (a)	69,355	574,259
Digi International, Inc. (a)	11,670	406,816
Extreme Networks, Inc. (a)	41,500	744,925
Harmonic, Inc. (a)	33,600	318,192
Lumentum Holdings, Inc. (a) (b)	21,682	2,061,091
NETGEAR, Inc. (a)	9,289	270,031
NetScout Systems, Inc. (a)	21,907	543,513
Ribbon Communications, Inc. (a)	32,200	129,122
Ubiquiti, Inc. (b)	1,332	548,318
Viasat, Inc. (a) (b)	35,511	518,461
Viavi Solutions, Inc. (a)	68,458	689,372
		12,250,657
CONSTRUCTION & ENGINEERING — 2.0%
AECOM	40,296	4,547,807
Ameresco, Inc. Class A (a) (b)	11,200	170,128
API Group Corp. (a)	77,523	3,957,549
Arcosa, Inc.	14,486	1,256,081
Argan, Inc.	4,188	923,370
Bowman Consulting Group Ltd. (a) (b)	4,200	120,750
Centuri Holdings, Inc. (a) (b)	5,300	118,932
Comfort Systems USA, Inc.	10,882	5,835,037
Concrete Pumping Holdings, Inc.	8,456	52,004
Construction Partners, Inc. Class A (a)	15,098	1,604,616
Dycom Industries, Inc. (a)	8,752	2,138,901
EMCOR Group, Inc.	13,653	7,302,853
Everus Construction Group, Inc. (a)	16,459	1,045,640
Fluor Corp. (a)	50,607	2,594,621
Granite Construction, Inc. (b)	13,879	1,297,825
Great Lakes Dredge & Dock Corp. (a)	22,550	274,885
Security Description	Shares	Value
IES Holdings, Inc. (a) (b)	2,700	$799,821
Limbach Holdings, Inc. (a) (b)	3,400	476,340
MasTec, Inc. (a)	19,353	3,298,332
Matrix Service Co. (a)	8,300	112,133
MYR Group, Inc. (a)	4,848	879,670
NWPX Infrastructure, Inc. (a)	3,016	123,686
Orion Group Holdings, Inc. (a) (b)	13,700	124,259
Primoris Services Corp.	17,354	1,352,571
Southland Holdings, Inc. (a) (b)	3,700	15,466
Sterling Infrastructure, Inc. (a) (b)	9,371	2,162,171
Tutor Perini Corp. (a)	14,300	668,954
Valmont Industries, Inc.	6,074	1,983,586
WillScot Holdings Corp.	54,913	1,504,616
		46,742,604
CONSTRUCTION MATERIALS — 1.0%
CRH PLC	212,500	19,507,500
Eagle Materials, Inc.	10,323	2,086,382
Knife River Corp. (a) (b)	18,461	1,507,156
Smith-Midland Corp. (a) (b)	1,400	46,984
U.S. Lime & Minerals, Inc.	3,605	359,779
		23,507,801
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	83,162	3,239,160
Atlanticus Holdings Corp. (a) (b)	1,800	98,550
Bread Financial Holdings, Inc.	14,610	834,523
Consumer Portfolio Services, Inc. (a)	2,200	21,626
Credit Acceptance Corp. (a) (b)	2,109	1,074,388
Dave, Inc. (a)	2,700	724,707
Encore Capital Group, Inc. (a)	8,251	319,396
Enova International, Inc. (a)	7,800	869,856
FirstCash Holdings, Inc.	12,215	1,650,735
Green Dot Corp. Class A (a)	17,000	183,260
LendingClub Corp. (a)	36,906	443,979
LendingTree, Inc. (a)	3,336	123,666
Medallion Financial Corp. (b)	5,700	54,321
Navient Corp. (b)	17,004	239,756
Nelnet, Inc. Class A (b)	3,842	465,343
NerdWallet, Inc. Class A (a)	11,100	121,767
OneMain Holdings, Inc.	35,744	2,037,408
OppFi, Inc. (b)	6,600	92,334
PRA Group, Inc. (a)	13,072	192,812
PROG Holdings, Inc.	13,374	392,527
Regional Management Corp.	2,600	75,946
SLM Corp. (b)	66,712	2,187,487
SoFi Technologies, Inc. (a) (b)	341,000	6,209,610
Upstart Holdings, Inc. (a)	26,603	1,720,682
World Acceptance Corp. (a)	1,128	186,255
		23,560,094
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.4%
Albertsons Cos., Inc. Class A	126,000	2,710,260
Andersons, Inc.	8,885	326,524

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
BJ's Wholesale Club Holdings, Inc. (a)	40,600	$4,377,898
Casey's General Stores, Inc.	11,475	5,855,348
Chefs' Warehouse, Inc. (a) (b)	11,700	746,577
Grocery Outlet Holding Corp. (a) (b)	31,445	390,547
Guardian Pharmacy Services, Inc. Class A (a)	2,700	57,537
HF Foods Group, Inc. (a) (b)	12,100	38,478
Ingles Markets, Inc. Class A	4,256	269,745
Maplebear, Inc. (a) (b)	54,000	2,442,960
Natural Grocers by Vitamin Cottage, Inc.	3,000	117,750
Performance Food Group Co. (a)	46,308	4,050,561
PriceSmart, Inc. (b)	7,991	839,375
SpartanNash Co.	11,464	303,681
Sprouts Farmers Market, Inc. (a)	30,747	5,062,186
U.S. Foods Holding Corp. (a)	70,300	5,413,803
United Natural Foods, Inc. (a)	19,499	454,522
Village Super Market, Inc. Class A	2,779	106,992
Weis Markets, Inc. (b)	5,615	407,031
		33,971,775
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	19,739	3,087,772
Ardagh Group SA (a) (b)	3,500	37,450
Ardagh Metal Packaging SA	50,600	216,568
Crown Holdings, Inc.	36,327	3,740,954
Graphic Packaging Holding Co. (b)	90,125	1,898,934
Greif, Inc. Class A	8,100	526,419
Greif, Inc. Class B	1,342	92,611
Myers Industries, Inc.	11,695	169,460
O-I Glass, Inc. (a)	51,328	756,575
Ranpak Holdings Corp. (a) (b)	14,700	52,479
Sealed Air Corp. (b)	45,104	1,399,577
Silgan Holdings, Inc.	27,668	1,499,052
Sonoco Products Co.	30,378	1,323,266
TriMas Corp. (b)	13,006	372,102
		15,173,219
DISTRIBUTORS — 0.0% *
A-Mark Precious Metals, Inc.	5,600	124,208
GigaCloud Technology, Inc. Class A (a)	7,400	146,372
Weyco Group, Inc. (b)	2,100	69,636
		340,216
DIVERSIFIED CONSUMER SERVICES — 1.1%
ADT, Inc.	104,149	882,142
Adtalem Global Education, Inc. (a)	11,974	1,523,452
American Public Education, Inc. (a)	5,000	152,300
Bright Horizons Family Solutions, Inc. (a)	18,002	2,224,867
Carriage Services, Inc.	4,696	214,795
Security Description	Shares	Value
Coursera, Inc. (a)	45,300	$396,828
Duolingo, Inc. (a)	11,835	4,852,587
European Wax Center, Inc. Class A (a)	11,700	65,871
Frontdoor, Inc. (a)	23,311	1,373,950
Graham Holdings Co. Class B	903	854,392
Grand Canyon Education, Inc. (a)	8,278	1,564,542
H&R Block, Inc.	40,426	2,218,983
KinderCare Learning Cos., Inc. (a)	9,900	99,990
Laureate Education, Inc. (a)	40,570	948,527
Lincoln Educational Services Corp. (a)	8,300	191,315
Matthews International Corp. Class A (b)	9,831	235,059
Mister Car Wash, Inc. (a) (b)	31,600	189,916
Nerdy, Inc. (a) (b)	32,200	52,486
OneSpaWorld Holdings Ltd.	30,600	623,934
Perdoceo Education Corp.	20,712	677,075
Service Corp. International	42,583	3,466,256
Strategic Education, Inc.	6,646	565,774
Stride, Inc. (a) (b)	13,705	1,989,829
Udemy, Inc. (a)	30,300	213,009
Universal Technical Institute, Inc. (a)	15,400	521,906
Zspace, Inc. (a)	1,400	4,564
		26,104,349
DIVERSIFIED REITs — 0.4%
Alexander & Baldwin, Inc. REIT	23,638	421,465
Alpine Income Property Trust, Inc. REIT	3,834	56,398
American Assets Trust, Inc. REIT	15,117	298,561
Armada Hoffler Properties, Inc. REIT	24,600	169,002
Broadstone Net Lease, Inc. REIT	59,919	961,700
CTO Realty Growth, Inc. REIT (b)	9,035	155,944
Essential Properties Realty Trust, Inc. REIT (b)	57,728	1,842,100
Gladstone Commercial Corp. REIT	13,630	195,318
Global Net Lease, Inc. REIT	68,074	513,959
NexPoint Diversified Real Estate Trust REIT (b)	12,309	51,575
One Liberty Properties, Inc. REIT	5,038	120,207
WP Carey, Inc. REIT (b)	66,046	4,119,949
		8,906,178
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a) (b)	3,607	92,520
AST SpaceMobile, Inc. (a) (b)	54,900	2,565,477
ATN International, Inc.	3,257	52,926
Bandwidth, Inc. Class A (a)	7,902	125,642
Cogent Communications Holdings, Inc.	14,274	688,149

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Frontier Communications Parent, Inc. (a)	68,281	$2,485,428
GCI Liberty, Inc. (a) (d)	16,346	—
Globalstar, Inc. (a) (b)	15,986	376,470
IDT Corp. Class B	5,200	355,264
Iridium Communications, Inc. (b)	30,075	907,363
Liberty Global Ltd. Class A (a)	56,600	566,566
Liberty Global Ltd. Class C (a) (b)	32,700	337,137
Liberty Latin America Ltd. Class A (a) (b)	6,288	38,357
Liberty Latin America Ltd. Class C (a)	47,800	297,316
Lumen Technologies, Inc. (a)	303,100	1,327,578
Shenandoah Telecommunications Co.	15,350	209,681
		10,425,874
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	14,662	939,395
Genie Energy Ltd. Class B	3,800	102,144
Hawaiian Electric Industries, Inc. (a) (b)	59,283	630,178
IDACORP, Inc.	17,738	2,047,852
MGE Energy, Inc.	12,071	1,067,559
OGE Energy Corp.	61,838	2,744,371
Oklo, Inc. (a)	32,100	1,797,279
Otter Tail Corp.	11,776	907,812
Portland General Electric Co. (b)	33,997	1,381,298
TXNM Energy, Inc.	29,560	1,664,819
		13,282,707
ELECTRICAL EQUIPMENT — 1.6%
Acuity, Inc.	9,521	2,840,495
Allient, Inc.	5,043	183,111
American Superconductor Corp. (a)	11,600	425,604
Amprius Technologies, Inc. (a)	4,600	19,366
Array Technologies, Inc. (a) (b)	50,800	299,720
Atkore, Inc.	10,700	754,885
Bloom Energy Corp. Class A (a) (b)	64,946	1,553,508
EnerSys	12,141	1,041,334
Enovix Corp. (a) (b)	53,900	557,326
Eos Energy Enterprises, Inc. (a) (b)	70,100	358,912
Fluence Energy, Inc. (a) (b)	19,500	130,845
Hyliion Holdings Corp. (a) (b)	40,500	53,460
LSI Industries, Inc.	9,000	153,090
NANO Nuclear Energy, Inc. (a) (b)	8,200	282,818
Net Power, Inc. (a) (b)	7,800	19,266
NEXTracker, Inc. Class A (a)	43,700	2,375,969
NuScale Power Corp. (a)	39,900	1,578,444
nVent Electric PLC	50,200	3,677,150
Plug Power, Inc. (a) (b)	270,388	402,878
Powell Industries, Inc. (b)	3,135	659,761
Preformed Line Products Co. (b)	800	127,848
Security Description	Shares	Value
Regal Rexnord Corp.	20,445	$2,963,707
Sensata Technologies Holding PLC	44,847	1,350,343
Shoals Technologies Group, Inc. Class A (a) (b)	55,800	237,150
Sunrun, Inc. (a) (b)	68,089	556,968
T1 Energy, Inc. (a) (b)	32,700	40,221
Thermon Group Holdings, Inc. (a)	12,080	339,207
Vertiv Holdings Co. Class A	119,589	15,356,424
Vicor Corp. (a)	7,676	348,183
		38,687,993
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
908 Devices, Inc. (a) (b)	7,700	54,901
Advanced Energy Industries, Inc.	11,954	1,583,905
Aeva Technologies, Inc. (a) (b)	7,300	275,867
Arlo Technologies, Inc. (a)	32,117	544,704
Arrow Electronics, Inc. (a)	15,594	1,987,143
Avnet, Inc.	25,597	1,358,689
Badger Meter, Inc.	9,176	2,247,661
Bel Fuse, Inc. Class A (b)	500	44,925
Bel Fuse, Inc. Class B (b)	3,800	371,222
Belden, Inc.	12,363	1,431,635
Benchmark Electronics, Inc.	11,231	436,100
Climb Global Solutions, Inc. (b)	1,400	149,674
Cognex Corp.	51,271	1,626,316
Coherent Corp. (a)	47,814	4,265,487
Crane NXT Co. (b)	14,948	805,697
CTS Corp.	9,487	404,241
Daktronics, Inc. (a) (b)	12,900	195,048
ePlus, Inc. (a)	8,136	586,606
Evolv Technologies Holdings, Inc. (a) (b)	42,600	265,824
Fabrinet (a) (b)	11,069	3,261,813
FARO Technologies, Inc. (a) (b)	5,988	262,993
Flex Ltd. (a)	118,600	5,920,512
Ingram Micro Holding Corp. (b)	6,100	127,124
Insight Enterprises, Inc. (a) (b)	8,038	1,109,927
IPG Photonics Corp. (a)	7,700	528,605
Itron, Inc. (a)	14,103	1,856,378
Kimball Electronics, Inc. (a)	7,644	146,994
Knowles Corp. (a) (b)	28,268	498,082
Littelfuse, Inc.	7,699	1,745,594
Methode Electronics, Inc.	12,680	120,587
MicroVision, Inc. (a) (b)	65,700	74,898
Mirion Technologies, Inc. (a) (b)	68,900	1,483,417
Napco Security Technologies, Inc. (b)	10,856	322,315
nLight, Inc. (a)	15,888	312,676
Novanta, Inc. (a)	10,531	1,357,762
OSI Systems, Inc. (a) (b)	5,239	1,178,041
Ouster, Inc. (a)	16,200	392,850
PAR Technology Corp. (a) (b)	11,000	763,070
PC Connection, Inc.	3,560	234,177
Plexus Corp. (a)	8,400	1,136,604

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Powerfleet, Inc. NJ (a) (b)	31,600	$136,196
Richardson Electronics Ltd. (b)	3,600	34,740
Rogers Corp. (a)	6,095	417,386
Sanmina Corp. (a)	16,475	1,611,749
ScanSource, Inc. (a)	6,909	288,865
TD SYNNEX Corp.	24,084	3,268,199
TTM Technologies, Inc. (a)	32,300	1,318,486
Vishay Intertechnology, Inc. (b)	38,445	610,507
Vishay Precision Group, Inc. (a) (b)	3,800	106,780
Vontier Corp.	41,700	1,538,730
		50,801,702
ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	52,298	1,298,559
Aris Water Solutions, Inc. Class A	8,500	201,025
Atlas Energy Solutions, Inc. (b)	23,800	318,206
Borr Drilling Ltd. (a) (b)	76,200	139,446
Bristow Group, Inc. (a)	8,033	264,848
Cactus, Inc. Class A	21,243	928,744
ChampionX Corp.	54,800	1,361,232
Core Laboratories, Inc. (b)	15,200	175,104
DMC Global, Inc. (a)	6,200	49,972
Expro Group Holdings NV (a)	30,383	260,990
Flowco Holdings, Inc. Class A	6,100	108,641
Forum Energy Technologies, Inc. (a) (b)	4,200	81,774
Helix Energy Solutions Group, Inc. (a)	46,209	288,344
Helmerich & Payne, Inc. (b)	30,400	460,864
Innovex International, Inc. (a) (b)	11,475	179,240
Kodiak Gas Services, Inc. (b)	15,000	514,050
Liberty Energy, Inc.	49,100	563,668
Mammoth Energy Services, Inc. (a) (b)	8,600	24,080
Nabors Industries Ltd. (a) (b)	3,227	90,421
Natural Gas Services Group, Inc. (a) (b)	3,900	100,659
Noble Corp. PLC (b)	38,722	1,028,069
NOV, Inc.	108,704	1,351,191
Oceaneering International, Inc. (a)	29,181	604,630
Oil States International, Inc. (a)	20,066	107,554
Patterson-UTI Energy, Inc. (b)	113,750	674,537
ProFrac Holding Corp. Class A (a) (b)	7,300	56,648
ProPetro Holding Corp. (a)	28,099	167,751
Ranger Energy Services, Inc. Class A	5,400	64,476
RPC, Inc. (b)	28,210	133,433
SEACOR Marine Holdings, Inc. (a) (b)	9,200	46,920
Seadrill Ltd. (a) (b)	20,600	540,750
Select Water Solutions, Inc.	29,392	253,947
Solaris Energy Infrastructure, Inc.	10,300	291,387
Security Description	Shares	Value
TechnipFMC PLC	130,207	$4,484,329
TETRA Technologies, Inc. (a)	44,700	150,192
Tidewater, Inc. (a) (b)	16,125	743,846
Transocean Ltd. (a) (b)	243,300	630,147
Valaris Ltd. (a) (b)	20,200	850,622
Weatherford International PLC	21,800	1,096,758
		20,687,054
ENTERTAINMENT — 3.1%
AMC Entertainment Holdings, Inc. Class A (a)	135,975	421,522
Atlanta Braves Holdings, Inc. Class A (a) (b)	4,438	218,394
Atlanta Braves Holdings, Inc. Class C (a)	12,557	587,291
Cinemark Holdings, Inc. (b)	35,238	1,063,483
Eventbrite, Inc. Class A (a)	25,198	66,271
Golden Matrix Group, Inc. (a) (b)	7,800	13,260
IMAX Corp. (a) (b)	14,133	395,159
Liberty Media Corp.-Liberty Formula One Class A (a)	4,601	436,911
Liberty Media Corp.-Liberty Formula One Class C (a)	67,928	7,098,476
Liberty Media Corp.-Liberty Live Class A (a)	7,459	592,841
Liberty Media Corp.-Liberty Live Class C (a)	14,733	1,195,730
Lionsgate Studios Corp. (a)	63,807	370,719
Madison Square Garden Entertainment Corp. (a)	13,126	524,646
Madison Square Garden Sports Corp. (a)	4,873	1,018,213
Marcus Corp.	7,437	125,388
Playstudios, Inc. (a)	27,000	35,370
Playtika Holding Corp.	20,581	97,348
Reservoir Media, Inc. (a) (b)	6,400	49,088
ROBLOX Corp. Class A (a)	177,460	18,668,792
Roku, Inc. (a)	40,823	3,587,933
Sphere Entertainment Co. (a) (b)	8,986	375,615
Spotify Technology SA (a)	48,356	37,105,493
Starz Entertainment Corp. (a) (b)	4,252	68,330
Vivid Seats, Inc. Class A (a) (b)	24,500	41,405
		74,157,678
FINANCIAL SERVICES — 2.8%
Acacia Research Corp. (a) (b)	10,700	38,306
Affirm Holdings, Inc. (a)	85,000	5,876,900
Alerus Financial Corp.	7,179	155,354
AvidXchange Holdings, Inc. (a)	53,500	523,765
Banco Latinoamericano de Comercio Exterior SA	9,100	366,730
Block, Inc. (a)	171,001	11,616,098
Burford Capital Ltd. (b)	62,500	891,250
Cannae Holdings, Inc. (b)	20,300	423,255
Cantaloupe, Inc. (a) (b)	18,600	204,414
Cass Information Systems, Inc.	4,336	188,399
Compass Diversified Holdings (b)	21,200	133,136

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Corebridge Financial, Inc.	75,113	$2,666,511
Enact Holdings, Inc.	8,000	297,200
Equitable Holdings, Inc.	94,556	5,304,592
Essent Group Ltd.	27,844	1,690,966
Euronet Worldwide, Inc. (a)	13,012	1,319,157
EVERTEC, Inc.	21,100	760,655
Federal Agricultural Mortgage Corp. Class C	2,632	511,345
Flywire Corp. (a)	40,400	472,680
HA Sustainable Infrastructure Capital, Inc. (b)	38,545	1,035,319
International Money Express, Inc. (a)	9,600	96,864
Jackson Financial, Inc. Class A	21,800	1,935,622
Marqeta, Inc. Class A (a) (b)	126,400	736,912
Merchants Bancorp	6,050	200,073
MGIC Investment Corp.	73,389	2,043,150
Mr. Cooper Group, Inc. (a)	20,260	3,022,995
NCR Atleos Corp. (a)	23,383	667,117
NMI Holdings, Inc. (a)	25,765	1,087,025
Onity Group, Inc. (a)	2,100	80,157
Pagseguro Digital Ltd. Class A	58,900	567,796
Payoneer Global, Inc. (a)	90,600	620,610
Paysafe Ltd. (a) (b)	11,117	140,296
Paysign, Inc. (a)	12,800	92,160
PennyMac Financial Services, Inc.	8,797	876,533
Priority Technology Holdings, Inc. (a) (b)	6,365	49,520
Radian Group, Inc.	43,954	1,583,223
Remitly Global, Inc. (a)	49,000	919,730
Repay Holdings Corp. (a) (b)	27,700	133,514
Rocket Cos., Inc. Class A (b)	47,400	672,132
Security National Financial Corp. Class A (a)	57	561
Sezzle, Inc. (a)	4,600	824,550
Shift4 Payments, Inc. Class A (a) (b)	20,496	2,031,359
StoneCo Ltd. Class A (a) (b)	78,560	1,260,102
SWK Holdings Corp. (b)	1,400	20,636
Toast, Inc. Class A (a)	142,755	6,322,619
UWM Holdings Corp. (b)	30,300	125,442
Velocity Financial, Inc. (a)	3,034	56,250
Voya Financial, Inc.	29,962	2,127,302
Walker & Dunlop, Inc.	10,640	749,907
Waterstone Financial, Inc.	5,100	70,431
Western Union Co.	90,800	764,536
WEX, Inc. (a) (b)	10,611	1,558,650
		65,913,806
FOOD PRODUCTS — 0.7%
Alico, Inc. (b)	2,500	81,700
B&G Foods, Inc. (b)	24,800	104,904
Beyond Meat, Inc. (a) (b)	18,362	64,083
BRC, Inc. Class A (a) (b)	14,900	19,519
Calavo Growers, Inc.	5,981	159,035
Cal-Maine Foods, Inc.	14,550	1,449,616
Security Description	Shares	Value
Darling Ingredients, Inc. (a)	49,056	$1,861,185
Dole PLC	23,500	328,765
Flowers Foods, Inc. (b)	56,331	900,169
Forafric Global PLC (a) (b)	2,400	18,720
Fresh Del Monte Produce, Inc.	11,247	364,628
Freshpet, Inc. (a) (b)	15,014	1,020,351
Hain Celestial Group, Inc. (a)	28,501	43,322
Ingredion, Inc.	19,357	2,625,196
J&J Snack Foods Corp.	5,191	588,711
John B Sanfilippo & Son, Inc.	2,870	181,499
Lancaster Colony Corp.	6,066	1,048,023
Lifeway Foods, Inc. (a)	1,300	32,045
Limoneira Co.	5,400	84,510
Mama's Creations, Inc. (a) (b)	10,400	86,320
Mission Produce, Inc. (a) (b)	14,100	165,252
Pilgrim's Pride Corp.	13,821	621,669
Post Holdings, Inc. (a)	15,713	1,713,188
Seaboard Corp.	84	240,341
Seneca Foods Corp. Class A (a)	1,549	157,115
Simply Good Foods Co. (a) (b)	30,300	957,177
Smithfield Foods, Inc.	7,100	167,063
SunOpta, Inc. (a) (b)	30,200	175,160
TreeHouse Foods, Inc. (a)	15,681	304,525
Utz Brands, Inc.	22,900	287,395
Vital Farms, Inc. (a)	11,200	431,424
Westrock Coffee Co. (a) (b)	12,400	71,052
WK Kellogg Co. (b)	21,800	347,492
		16,701,154
GAS UTILITIES — 0.6%
Brookfield Infrastructure Corp. Class A (b)	38,003	1,580,925
Chesapeake Utilities Corp.	7,521	904,175
MDU Resources Group, Inc.	64,580	1,076,549
National Fuel Gas Co.	28,416	2,407,119
New Jersey Resources Corp.	28,455	1,275,353
Northwest Natural Holding Co.	12,982	515,645
ONE Gas, Inc.	18,421	1,323,733
RGC Resources, Inc. (b)	2,600	58,188
Southwest Gas Holdings, Inc.	19,639	1,460,945
Spire, Inc.	17,783	1,297,981
UGI Corp. (b)	67,535	2,459,625
		14,360,238
GROUND TRANSPORTATION — 0.9%
ArcBest Corp.	7,067	544,230
Avis Budget Group, Inc. (a) (b)	5,472	925,042
Covenant Logistics Group, Inc.	5,190	125,131
FTAI Infrastructure, Inc. (b)	34,500	212,865
Heartland Express, Inc.	14,755	127,483
Hertz Global Holdings, Inc. (a) (b)	40,400	275,932
Knight-Swift Transportation Holdings, Inc.	48,192	2,131,532
Landstar System, Inc.	9,458	1,314,851
Lyft, Inc. Class A (a)	125,687	1,980,827
Marten Transport Ltd.	18,348	238,341

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
PAMT Corp. (a) (b)	2,200	$28,314
Proficient Auto Logistics, Inc. (a) (b)	7,200	52,272
RXO, Inc. (a) (b)	51,190	804,707
Ryder System, Inc.	12,199	1,939,641
Saia, Inc. (a)	8,255	2,261,787
Schneider National, Inc. Class B	15,400	371,910
U-Haul Holding Co.	33,396	1,815,740
Universal Logistics Holdings, Inc. (b)	2,729	69,262
Werner Enterprises, Inc. (b)	19,600	536,256
XPO, Inc. (a) (b)	35,590	4,494,661
		20,250,784
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Accuray, Inc. (a) (b)	29,900	40,963
Alphatec Holdings, Inc. (a)	34,300	380,730
AngioDynamics, Inc. (a)	12,197	120,994
Anteris Technologies Global Corp. (a) (b)	5,300	20,087
Artivion, Inc. (a)	13,192	410,271
AtriCure, Inc. (a)	15,400	504,658
Avanos Medical, Inc. (a)	14,400	176,256
Axogen, Inc. (a)	14,200	154,070
Beta Bionics, Inc. (a)	4,200	61,152
Bioventus, Inc. Class A (a) (b)	12,200	80,764
Ceribell, Inc. (a) (b)	3,900	73,047
Cerus Corp. (a) (b)	57,609	81,229
CONMED Corp. (b)	10,100	526,008
CVRx, Inc. (a) (b)	5,000	29,400
Dentsply Sirona, Inc.	63,600	1,009,968
Embecta Corp.	20,200	195,738
Enovis Corp. (a) (b)	18,975	595,056
Envista Holdings Corp. (a) (b)	56,168	1,097,523
Glaukos Corp. (a)	16,307	1,684,350
Globus Medical, Inc. Class A (a)	34,342	2,026,865
Haemonetics Corp. (a) (b)	15,493	1,155,933
ICU Medical, Inc. (a) (b)	7,080	935,622
Inogen, Inc. (a) (b)	7,292	51,263
Inspire Medical Systems, Inc. (a)	9,309	1,208,029
Integer Holdings Corp. (a)	10,654	1,310,122
Integra LifeSciences Holdings Corp. (a) (b)	22,093	271,081
iRadimed Corp.	2,600	155,454
iRhythm Technologies, Inc. (a) (b)	10,039	1,545,604
Lantheus Holdings, Inc. (a) (b)	20,670	1,692,046
LeMaitre Vascular, Inc.	6,657	552,864
LivaNova PLC (a)	17,450	785,599
Masimo Corp. (a)	14,309	2,407,060
Merit Medical Systems, Inc. (a)	18,197	1,701,056
Neogen Corp. (a) (b)	70,642	337,669
NeuroPace, Inc. (a)	5,000	55,700
Novocure Ltd. (a)	33,455	595,499
Omnicell, Inc. (a)	14,866	437,060
OraSure Technologies, Inc. (a) (b)	23,000	69,000
Security Description	Shares	Value
Orthofix Medical, Inc. (a)	10,965	$122,260
OrthoPediatrics Corp. (a) (b)	5,268	113,157
Penumbra, Inc. (a)	11,816	3,032,340
PROCEPT BioRobotics Corp. (a) (b)	14,974	862,502
Pulmonx Corp. (a) (b)	11,900	30,821
Pulse Biosciences, Inc. (a) (b)	5,793	87,416
QuidelOrtho Corp. (a) (b)	22,125	637,643
RxSight, Inc. (a)	11,700	152,100
Sanara Medtech, Inc. (a) (b)	1,500	42,585
Semler Scientific, Inc. (a) (b)	2,100	81,354
SI-BONE, Inc. (a)	14,160	266,491
Sight Sciences, Inc. (a) (b)	9,500	39,235
STAAR Surgical Co. (a) (b)	16,269	272,994
Stereotaxis, Inc. (a)	20,200	42,824
Surmodics, Inc. (a)	4,852	144,153
Tactile Systems Technology, Inc. (a) (b)	7,600	77,064
Tandem Diabetes Care, Inc. (a)	21,592	402,475
Teleflex, Inc.	13,900	1,645,204
TransMedics Group, Inc. (a) (b)	10,400	1,393,704
Treace Medical Concepts, Inc. (a)	15,500	91,140
UFP Technologies, Inc. (a) (b)	2,400	585,984
Utah Medical Products, Inc. (b)	1,236	70,353
Varex Imaging Corp. (a)	12,508	108,444
Zimvie, Inc. (a) (b)	8,700	81,345
		34,919,378
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Acadia Healthcare Co., Inc. (a) (b)	28,837	654,312
AdaptHealth Corp. (a) (b)	31,500	297,045
Addus HomeCare Corp. (a)	5,816	669,945
agilon health, Inc. (a)	100,300	230,690
AirSculpt Technologies, Inc. (a) (b)	4,400	21,252
Alignment Healthcare, Inc. (a)	33,500	469,000
Amedisys, Inc. (a)	7,906	777,871
AMN Healthcare Services, Inc. (a)	12,848	265,568
Ardent Health, Inc. (a)	7,700	105,182
Astrana Health, Inc. (a)	14,073	350,136
Aveanna Healthcare Holdings, Inc. (a) (b)	16,700	87,341
BrightSpring Health Services, Inc. (a) (b)	23,200	547,288
Brookdale Senior Living, Inc. (a)	62,741	436,677
Castle Biosciences, Inc. (a)	8,300	169,486
Chemed Corp.	4,394	2,139,571
Clover Health Investments Corp. (a)	127,100	354,609
Community Health Systems, Inc. (a) (b)	39,567	134,528
Concentra Group Holdings Parent, Inc. (b)	36,109	742,762
CorVel Corp. (a)	8,900	914,742

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Cross Country Healthcare, Inc. (a)	8,658	$112,987
DocGo, Inc. (a) (b)	32,300	50,711
Encompass Health Corp.	31,103	3,814,161
Enhabit, Inc. (a)	15,751	151,840
Ensign Group, Inc.	17,343	2,675,331
Fulgent Genetics, Inc. (a) (b)	6,571	130,632
GeneDx Holdings Corp. (a)	4,200	387,702
Guardant Health, Inc. (a)	37,706	1,962,220
HealthEquity, Inc. (a)	26,163	2,740,836
Hims & Hers Health, Inc. (a) (b)	58,300	2,906,255
Innovage Holding Corp. (a) (b)	4,980	18,376
Joint Corp. (a) (b)	3,350	38,659
LifeStance Health Group, Inc. (a)	47,700	246,609
Nano-X Imaging Ltd. (a) (b)	17,400	89,958
National HealthCare Corp.	4,041	432,427
National Research Corp.	5,200	87,360
NeoGenomics, Inc. (a)	41,729	305,039
OmniAb, Inc. (a) (d)	3,212	—
OPKO Health, Inc. (a)	101,118	133,476
Option Care Health, Inc. (a)	51,207	1,663,203
Owens & Minor, Inc. (a)	23,819	216,753
PACS Group, Inc. (a)	12,500	161,500
Pediatrix Medical Group, Inc. (a)	28,274	405,732
Pennant Group, Inc. (a)	10,417	310,948
Performant Healthcare, Inc. (a) (b)	23,700	94,800
Premier, Inc. Class A (b)	30,845	676,431
Privia Health Group, Inc. (a)	34,500	793,500
Progyny, Inc. (a)	22,000	484,000
RadNet, Inc. (a) (b)	20,643	1,174,793
Select Medical Holdings Corp.	35,934	545,478
Sonida Senior Living, Inc. (a) (b)	1,400	34,930
Surgery Partners, Inc. (a) (b)	24,595	546,747
Talkspace, Inc. (a)	39,000	108,420
Tenet Healthcare Corp. (a)	28,622	5,037,472
U.S. Physical Therapy, Inc.	4,822	377,080
Viemed Healthcare, Inc. (a)	10,300	71,173
		38,355,544
HEALTH CARE REITs — 0.6%
American Healthcare REIT, Inc.	52,600	1,932,524
CareTrust REIT, Inc.	60,428	1,849,097
Community Healthcare Trust, Inc. REIT	7,647	127,170
Diversified Healthcare Trust REIT	69,177	247,654
Global Medical REIT, Inc. (b)	19,400	134,442
Healthcare Realty Trust, Inc. REIT (b)	101,618	1,611,661
LTC Properties, Inc. REIT (b)	14,824	513,059
Medical Properties Trust, Inc. REIT (b)	169,961	732,532
National Health Investors, Inc. REIT	14,445	1,012,883
Omega Healthcare Investors, Inc. REIT	89,107	3,265,772
Security Description	Shares	Value
Sabra Health Care REIT, Inc.	75,355	$1,389,546
Sila Realty Trust, Inc. REIT	17,500	414,225
Strawberry Fields REIT, Inc.	2,800	29,512
Universal Health Realty Income Trust REIT	4,088	163,397
		13,423,474
HEALTH CARE TECHNOLOGY — 0.8%
Certara, Inc. (a)	40,100	469,170
Definitive Healthcare Corp. (a) (b)	18,800	73,320
Doximity, Inc. Class A (a)	41,500	2,545,610
Evolent Health, Inc. Class A (a)	37,765	425,234
Health Catalyst, Inc. (a)	19,100	72,007
HealthStream, Inc.	8,299	229,633
LifeMD, Inc. (a) (b)	12,700	172,974
OptimizeRx Corp. (a) (b)	6,596	89,046
Phreesia, Inc. (a)	17,900	509,434
Schrodinger, Inc. (a) (b)	18,308	368,357
Simulations Plus, Inc. (b)	5,197	90,688
Teladoc Health, Inc. (a) (b)	57,604	501,731
Veeva Systems, Inc. Class A (a)	46,356	13,349,601
Waystar Holding Corp. (a)	30,267	1,237,012
		20,133,817
HOTEL & RESORT REITs — 0.2%
Apple Hospitality REIT, Inc.	61,100	713,037
Braemar Hotels & Resorts, Inc. REIT (b)	21,000	51,450
Chatham Lodging Trust REIT	9,760	68,027
DiamondRock Hospitality Co. REIT	68,300	523,178
Park Hotels & Resorts, Inc. REIT (b)	54,934	561,975
Pebblebrook Hotel Trust REIT (b)	35,557	355,215
RLJ Lodging Trust REIT (b)	44,655	325,088
Ryman Hospitality Properties, Inc. REIT	17,424	1,719,226
Service Properties Trust REIT	56,674	135,451
Summit Hotel Properties, Inc. REIT (b)	33,400	170,006
Sunstone Hotel Investors, Inc. REIT	60,519	525,305
Xenia Hotels & Resorts, Inc. REIT	29,400	369,558
		5,517,516
HOTELS, RESTAURANTS & LEISURE — 3.5%
Accel Entertainment, Inc. (a)	17,100	201,267
Aramark (b)	81,695	3,420,570
Biglari Holdings, Inc. Class B (a) (b)	234	68,377
BJ's Restaurants, Inc. (a)	6,106	272,328
Bloomin' Brands, Inc.	26,193	225,522
Boyd Gaming Corp. (b)	17,598	1,376,691
Brinker International, Inc. (a)	14,018	2,527,866
Cava Group, Inc. (a) (b)	31,300	2,636,399

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Cheesecake Factory, Inc. (b)	15,455	$968,410
Choice Hotels International, Inc. (b)	8,356	1,060,209
Churchill Downs, Inc.	19,316	1,950,916
Cracker Barrel Old Country Store, Inc. (b)	7,408	452,481
Dave & Buster's Entertainment, Inc. (a) (b)	9,216	277,217
Denny's Corp. (a)	18,841	77,248
Dine Brands Global, Inc. (b)	4,730	115,081
DraftKings, Inc. Class A (a) (b)	151,223	6,485,954
Dutch Bros, Inc. Class A (a)	36,878	2,521,349
El Pollo Loco Holdings, Inc. (a)	8,200	90,282
Everi Holdings, Inc. (a)	22,795	324,601
First Watch Restaurant Group, Inc. (a) (b)	12,600	202,104
Flutter Entertainment PLC (a)	55,000	15,716,800
Genius Sports Ltd. (a)	69,800	725,920
Global Business Travel Group I (a) (b)	31,700	199,710
Golden Entertainment, Inc.	6,025	177,316
Hilton Grand Vacations, Inc. (a) (b)	18,871	783,713
Hyatt Hotels Corp. Class A (b)	12,259	1,711,969
Inspired Entertainment, Inc. (a) (b)	7,000	57,190
International Game Technology PLC (b)	32,235	509,635
Jack in the Box, Inc. (b)	5,997	104,708
Krispy Kreme, Inc. (b)	27,000	78,570
Kura Sushi USA, Inc. Class A (a) (b)	2,200	189,376
Life Time Group Holdings, Inc. (a)	42,800	1,298,124
Light & Wonder, Inc. (a) (b)	25,664	2,470,417
Lindblad Expeditions Holdings, Inc. (a) (b)	11,389	132,910
Marriott Vacations Worldwide Corp. (b)	9,540	689,837
Monarch Casino & Resort, Inc.	4,300	371,692
Nathan's Famous, Inc.	900	99,522
Papa John's International, Inc. (b)	10,788	527,965
Penn Entertainment, Inc. (a) (b)	48,100	859,547
Planet Fitness, Inc. Class A (a)	26,439	2,883,173
Portillo's, Inc. Class A (a)	17,400	203,058
Potbelly Corp. (a)	8,753	107,224
Pursuit Attractions & Hospitality, Inc. (a) (b)	6,454	186,069
RCI Hospitality Holdings, Inc. (b)	2,600	99,112
Red Rock Resorts, Inc. Class A	13,386	696,474
Restaurant Brands International, Inc.	100,900	6,688,661
Rush Street Interactive, Inc. (a) (b)	25,300	376,970
Sabre Corp. (a) (b)	121,535	384,051
Shake Shack, Inc. Class A (a) (b)	12,365	1,738,519
Security Description	Shares	Value
Six Flags Entertainment Corp. (a) (b)	29,920	$910,466
Super Group SGHC Ltd.	49,600	544,112
Sweetgreen, Inc. Class A (a) (b)	32,699	486,561
Target Hospitality Corp. (a) (b)	10,439	74,326
Texas Roadhouse, Inc.	20,277	3,800,112
Travel & Leisure Co.	19,300	996,073
United Parks & Resorts, Inc. (a) (b)	8,617	406,291
Vail Resorts, Inc. (b)	11,046	1,735,658
Viking Holdings Ltd. (a)	63,100	3,362,599
Wendy's Co.	46,958	536,260
Wingstop, Inc.	8,665	2,917,852
Wyndham Hotels & Resorts, Inc.	23,316	1,893,492
Xponential Fitness, Inc. Class A (a)	7,300	54,677
		83,041,583
HOUSEHOLD DURABLES — 1.2%
Beazer Homes USA, Inc. (a)	9,996	223,611
Cavco Industries, Inc. (a)	2,476	1,075,649
Century Communities, Inc.	8,651	487,224
Champion Homes, Inc. (a)	17,137	1,072,948
Cricut, Inc. Class A (b)	14,500	98,165
Dream Finders Homes, Inc. Class A (a) (b)	10,900	273,917
Ethan Allen Interiors, Inc.	7,700	214,445
Flexsteel Industries, Inc. (b)	1,400	50,442
Green Brick Partners, Inc. (a)	10,302	647,790
Hamilton Beach Brands Holding Co. Class A (b)	2,500	44,725
Helen of Troy Ltd. (a)	7,664	217,504
Hovnanian Enterprises, Inc. Class A (a)	1,800	188,190
Installed Building Products, Inc. (b)	7,214	1,300,828
KB Home	20,700	1,096,479
La-Z-Boy, Inc.	13,933	517,890
Legacy Housing Corp. (a) (b)	3,520	79,763
Leggett & Platt, Inc. (b)	44,900	400,508
LGI Homes, Inc. (a)	7,625	392,840
Lovesac Co. (a) (b)	4,487	81,663
M/I Homes, Inc. (a)	8,291	929,587
Meritage Homes Corp.	22,134	1,482,314
Newell Brands, Inc. (b)	135,700	732,780
SharkNinja, Inc. (a) (b)	22,191	2,196,687
Somnigroup International, Inc. (b)	58,005	3,947,240
Sonos, Inc. (a)	38,330	414,347
Taylor Morrison Home Corp. (a)	30,258	1,858,446
Toll Brothers, Inc.	30,184	3,444,900
TopBuild Corp. (a) (b)	8,848	2,864,452
Traeger, Inc. (a) (b)	10,400	17,784
Tri Pointe Homes, Inc. (a)	26,383	842,937
Whirlpool Corp. (b)	16,100	1,632,862
		28,828,917

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.1%
Central Garden & Pet Co. (a) (b)	3,800	$133,684
Central Garden & Pet Co. Class A (a)	15,751	492,849
Energizer Holdings, Inc. (b)	17,858	360,017
Oil-Dri Corp. of America	3,400	200,566
Reynolds Consumer Products, Inc.	16,500	353,430
Spectrum Brands Holdings, Inc. (b)	7,669	406,457
WD-40 Co.	4,253	970,067
		2,917,070
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Brookfield Renewable Corp. (b)	42,769	1,401,968
Clearway Energy, Inc. Class A	11,926	360,880
Clearway Energy, Inc. Class C	25,500	816,000
Montauk Renewables, Inc. (a) (b)	18,900	41,958
Ormat Technologies, Inc. (b)	18,392	1,540,514
Talen Energy Corp. (a)	14,400	4,187,088
		8,348,408
INDUSTRIAL CONGLOMERATES — 0.0% *
Brookfield Business Corp. Class A (b)	8,700	271,440
INDUSTRIAL REITs — 0.6%
Americold Realty Trust, Inc. REIT	90,766	1,509,439
EastGroup Properties, Inc. REIT	15,558	2,600,053
First Industrial Realty Trust, Inc. REIT	38,315	1,844,101
Industrial Logistics Properties Trust REIT	24,300	110,565
Innovative Industrial Properties, Inc. REIT	8,833	487,758
Lineage, Inc. REIT (b)	20,772	903,997
LXP Industrial Trust REIT	86,100	711,186
Plymouth Industrial REIT, Inc. (b)	12,700	203,962
Rexford Industrial Realty, Inc. REIT (b)	71,443	2,541,227
STAG Industrial, Inc. REIT	56,545	2,051,453
Terreno Realty Corp. REIT (b)	30,624	1,717,088
		14,680,829
INSURANCE — 3.0%
Ambac Financial Group, Inc. (a)	14,294	101,487
American Coastal Insurance Corp. Class C	7,700	85,624
American Financial Group, Inc.	20,093	2,535,938
AMERISAFE, Inc.	6,334	276,986
Assured Guaranty Ltd.	14,119	1,229,765
Axis Capital Holdings Ltd.	24,799	2,574,632
Baldwin Insurance Group, Inc. (a) (b)	22,205	950,596
Bowhead Specialty Holdings, Inc. (a)	5,200	195,156
Security Description	Shares	Value
Brighthouse Financial, Inc. (a)	18,373	$987,916
CNA Financial Corp.	1,491	69,376
CNO Financial Group, Inc.	31,679	1,222,176
Crawford & Co. Class A	4,900	51,842
Donegal Group, Inc. Class A	5,739	114,923
Employers Holdings, Inc.	8,100	382,158
Enstar Group Ltd. (a)	3,096	1,041,371
F&G Annuities & Life, Inc.	5,850	187,083
Fidelis Insurance Holdings Ltd.	16,700	276,886
Fidelity National Financial, Inc.	79,108	4,434,794
First American Financial Corp.	30,614	1,879,393
Genworth Financial, Inc. (a)	128,882	1,002,702
GoHealth, Inc. Class A (a)	1,500	8,325
Goosehead Insurance, Inc. Class A (b)	7,419	782,779
Greenlight Capital Re Ltd. Class A (a)	8,696	124,962
Hamilton Insurance Group Ltd. Class B (a)	13,800	298,356
Hanover Insurance Group, Inc.	11,835	2,010,411
HCI Group, Inc.	2,773	422,051
Heritage Insurance Holdings, Inc. (a)	7,800	194,532
Hippo Holdings, Inc. (a) (b)	6,235	174,144
Horace Mann Educators Corp.	13,700	588,689
Investors Title Co. (b)	443	93,606
James River Group Holdings Ltd. (b)	11,900	69,734
Kemper Corp.	19,107	1,233,166
Kestrel Group Ltd. (a) (b)	1,594	42,273
Kingsway Financial Services, Inc. (a) (b)	4,500	60,930
Kinsale Capital Group, Inc. (b)	6,949	3,362,621
Lemonade, Inc. (a) (b)	17,500	766,675
Lincoln National Corp.	53,100	1,837,260
Markel Group, Inc. (a)	3,855	7,699,823
MBIA, Inc. (a) (b)	13,697	59,445
Mercury General Corp.	8,837	595,084
NI Holdings, Inc. (a)	2,500	31,850
Old Republic International Corp.	69,762	2,681,651
Oscar Health, Inc. Class A (a) (b)	57,129	1,224,846
Palomar Holdings, Inc. (a)	9,010	1,389,792
Primerica, Inc.	9,964	2,726,848
ProAssurance Corp. (a)	16,805	383,658
Reinsurance Group of America, Inc.	19,691	3,905,907
RenaissanceRe Holdings Ltd.	14,975	3,637,427
RLI Corp.	25,885	1,869,415
Root, Inc. Class A (a)	2,800	358,316
Ryan Specialty Holdings, Inc.	32,850	2,233,471
Safety Insurance Group, Inc.	4,768	378,532
Selective Insurance Group, Inc.	18,498	1,602,852
Selectquote, Inc. (a)	42,903	102,109
SiriusPoint Ltd. (a)	31,500	642,285
Skyward Specialty Insurance Group, Inc. (a)	12,300	710,817

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Stewart Information Services Corp.	8,865	$577,111
Tiptree, Inc.	8,000	188,640
Trupanion, Inc. (a) (b)	11,100	614,385
United Fire Group, Inc.	6,663	191,228
Universal Insurance Holdings, Inc.	8,217	227,857
Unum Group	54,133	4,371,781
White Mountains Insurance Group Ltd. (b)	851	1,528,158
		71,604,606
INTERACTIVE MEDIA & SERVICES — 0.8%
Angi, Inc. (a)	12,674	193,405
Bumble, Inc. Class A (a) (b)	26,800	176,612
Cargurus, Inc. (a)	26,700	893,649
Cars.com, Inc. (a)	21,100	250,035
EverQuote, Inc. Class A (a)	8,035	194,286
fuboTV, Inc. (a)	109,500	422,670
Getty Images Holdings, Inc. (a) (b)	32,078	53,249
Grindr, Inc. (a)	8,100	183,870
IAC, Inc. (a)	22,437	837,798
MediaAlpha, Inc. Class A (a)	9,903	108,438
Nextdoor Holdings, Inc. (a)	59,600	98,936
Pinterest, Inc. Class A (a)	184,937	6,631,841
QuinStreet, Inc. (a)	17,398	280,108
Reddit, Inc. Class A (a)	36,900	5,556,033
Rumble, Inc. (a)	24,800	222,704
Shutterstock, Inc. (b)	8,010	151,870
Teads Holding Co. (a) (b)	13,600	33,728
TripAdvisor, Inc. (a) (b)	36,200	472,410
TrueCar, Inc. (a)	25,266	48,005
Trump Media & Technology Group Corp. (a)	27,600	497,904
Vimeo, Inc. (a) (b)	47,023	189,973
Webtoon Entertainment, Inc. (a) (b)	4,600	41,768
Yelp, Inc. (a)	20,191	691,946
Ziff Davis, Inc. (a)	13,606	411,854
ZipRecruiter, Inc. Class A (a) (b)	23,049	115,475
ZoomInfo Technologies, Inc. (a)	93,100	942,172
		19,700,739
IT SERVICES — 2.9%
Amdocs Ltd.	34,135	3,114,477
Applied Digital Corp. (a) (b)	56,500	568,955
ASGN, Inc. (a)	13,135	655,830
Backblaze, Inc. Class A (a)	14,700	80,850
BigBear.ai Holdings, Inc. (a) (b)	91,100	618,569
BigCommerce Holdings, Inc. (a) (b)	22,600	113,000
Cloudflare, Inc. Class A (a)	97,232	19,040,942
Couchbase, Inc. (a) (b)	13,500	329,130
DigitalOcean Holdings, Inc. (a) (b)	20,500	585,480
DXC Technology Co. (a)	57,000	871,530
Security Description	Shares	Value
Fastly, Inc. Class A (a) (b)	43,943	$310,238
Globant SA (a) (b)	13,794	1,253,047
Grid Dynamics Holdings, Inc. (a)	20,500	236,775
Hackett Group, Inc.	8,490	215,816
Information Services Group, Inc. (b)	10,800	51,840
Kyndryl Holdings, Inc. (a)	72,261	3,032,072
MongoDB, Inc. (a)	24,230	5,088,058
Okta, Inc. (a)	51,388	5,137,258
Rackspace Technology, Inc. (a) (b)	20,500	26,240
Snowflake, Inc. Class A (a)	98,269	21,989,654
Tucows, Inc. Class A (a) (b)	2,476	48,802
Twilio, Inc. Class A (a)	45,113	5,610,253
Unisys Corp. (a)	20,800	94,224
		69,073,040
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp. (b)	8,772	638,777
Brunswick Corp.	19,579	1,081,544
Clarus Corp. (b)	8,665	30,067
Escalade, Inc. (b)	3,200	44,736
Funko, Inc. Class A (a) (b)	9,350	44,506
JAKKS Pacific, Inc.	2,600	54,028
Johnson Outdoors, Inc. Class A (b)	1,380	41,773
Latham Group, Inc. (a) (b)	12,800	81,664
Malibu Boats, Inc. Class A (a) (b)	6,165	193,211
Marine Products Corp. (b)	3,280	27,913
MasterCraft Boat Holdings, Inc. (a) (b)	5,065	94,108
Mattel, Inc. (a)	99,097	1,954,193
Outdoor Holding Co. (a) (b)	30,400	38,912
Peloton Interactive, Inc. Class A (a) (b)	115,403	800,897
Polaris, Inc. (b)	16,503	670,847
Smith & Wesson Brands, Inc. (b)	15,126	131,294
Sturm Ruger & Co., Inc.	5,585	200,501
Topgolf Callaway Brands Corp. (a) (b)	44,641	359,360
YETI Holdings, Inc. (a)	25,262	796,258
		7,284,589
LIFE SCIENCES TOOLS & SERVICES — 1.0%
10X Genomics, Inc. Class A (a) (b)	35,845	415,085
Adaptive Biotechnologies Corp. (a)	39,600	461,340
Avantor, Inc. (a)	204,251	2,749,219
Azenta, Inc. (a) (b)	13,141	404,480
BioLife Solutions, Inc. (a) (b)	11,420	245,987
Bio-Rad Laboratories, Inc. Class A (a) (b)	6,100	1,472,052
Bruker Corp.	32,334	1,332,161
Codexis, Inc. (a) (b)	23,921	58,367
CryoPort, Inc. (a) (b)	13,400	99,964
Cytek Biosciences, Inc. (a) (b)	37,600	127,840
Fortrea Holdings, Inc. (a)	28,700	141,778

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Illumina, Inc. (a)	48,900	$4,665,549
Lifecore Biomedical, Inc. (a) (b)	7,800	63,336
Maravai LifeSciences Holdings, Inc. Class A (a) (b)	34,800	83,868
MaxCyte, Inc. (a) (b)	33,400	72,812
Medpace Holdings, Inc. (a)	6,901	2,165,948
Mesa Laboratories, Inc.	1,798	169,408
Niagen Bioscience, Inc. (a)	17,200	247,852
OmniAb, Inc. (a)	31,856	55,429
Pacific Biosciences of California, Inc. (a) (b)	86,321	107,038
Qiagen NV (a) (b)	66,920	3,216,175
Quanterix Corp. (a) (b)	11,300	75,145
Quantum-Si, Inc. (a) (b)	37,900	74,284
Repligen Corp. (a)	16,417	2,041,946
Sotera Health Co. (a)	49,700	552,664
Standard BioTools, Inc. (a) (b)	93,200	111,840
Tempus AI, Inc. (a) (b)	26,200	1,664,748
		22,876,315
MACHINERY — 3.2%
3D Systems Corp. (a)	40,865	62,932
AGCO Corp. (b)	19,621	2,024,102
Alamo Group, Inc.	3,289	718,252
Albany International Corp. Class A	9,071	636,149
Allison Transmission Holdings, Inc.	26,443	2,511,821
Astec Industries, Inc.	7,606	317,094
Atmus Filtration Technologies, Inc.	26,437	962,836
Blue Bird Corp. (a) (b)	10,322	445,497
Chart Industries, Inc. (a) (b)	13,670	2,250,765
CNH Industrial NV	274,926	3,563,041
Columbus McKinnon Corp.	10,548	161,068
Crane Co.	15,148	2,876,454
Donaldson Co., Inc.	34,227	2,373,642
Douglas Dynamics, Inc.	7,173	211,388
Eastern Co.	1,500	34,230
Energy Recovery, Inc. (a)	18,900	241,542
Enerpac Tool Group Corp.	17,691	717,547
Enpro, Inc. (b)	6,745	1,292,005
Esab Corp.	17,972	2,166,525
ESCO Technologies, Inc.	8,528	1,636,267
Federal Signal Corp.	18,513	1,970,153
Flowserve Corp.	39,957	2,091,749
Franklin Electric Co., Inc.	11,115	997,460
Gates Industrial Corp. PLC (a)	80,200	1,847,006
Gencor Industries, Inc. (a)	3,300	46,200
Gorman-Rupp Co.	6,700	246,024
Graco, Inc.	49,382	4,245,371
Graham Corp. (a)	3,200	158,432
Greenbrier Cos., Inc.	9,694	446,409
Helios Technologies, Inc.	10,948	365,335
Hillenbrand, Inc.	23,168	464,982
Hillman Solutions Corp. (a)	60,300	430,542
Hyster-Yale, Inc.	3,675	146,191
Security Description	Shares	Value
ITT, Inc.	24,154	$3,788,072
JBT Marel Corp.	15,491	1,862,948
Kadant, Inc. (b)	3,690	1,171,390
Kennametal, Inc.	23,417	537,654
L.B. Foster Co. Class A (a) (b)	3,400	74,358
Lincoln Electric Holdings, Inc.	16,256	3,370,194
Lindsay Corp.	3,675	530,119
Luxfer Holdings PLC	8,431	102,690
Manitowoc Co., Inc. (a)	13,975	167,979
Mayville Engineering Co., Inc. (a) (b)	4,100	65,436
Microvast Holdings, Inc. (a)	62,700	227,601
Middleby Corp. (a) (b)	15,797	2,274,768
Miller Industries, Inc.	3,465	154,054
Mueller Industries, Inc. (b)	33,768	2,683,543
Mueller Water Products, Inc. Class A	50,122	1,204,933
Omega Flex, Inc.	1,451	46,983
Oshkosh Corp.	19,446	2,207,899
Park-Ohio Holdings Corp.	3,500	62,510
Proto Labs, Inc. (a)	7,785	311,711
RBC Bearings, Inc. (a)	9,522	3,664,066
REV Group, Inc.	16,800	799,512
Shyft Group, Inc. (b)	12,629	158,368
SPX Technologies, Inc. (a)	13,981	2,344,334
Standex International Corp.	3,819	597,597
Tennant Co.	5,824	451,243
Terex Corp. (b)	19,692	919,419
Timken Co.	18,758	1,360,893
Titan International, Inc. (a) (b)	17,600	180,752
Toro Co.	30,094	2,127,044
Trinity Industries, Inc.	24,669	666,310
Wabash National Corp. (b)	13,487	143,367
Watts Water Technologies, Inc. Class A	8,422	2,070,886
Worthington Enterprises, Inc.	10,472	666,438
		75,654,082
MARINE — 0.2%
Costamare Bulkers Holdings Ltd. (a)	2,739	23,747
Costamare, Inc.	13,700	124,807
Genco Shipping & Trading Ltd. (b)	14,300	186,901
Golden Ocean Group Ltd. (b)	34,400	251,808
Himalaya Shipping Ltd. (a) (b)	9,700	55,969
Kirby Corp. (a)	16,753	1,899,958
Matson, Inc.	9,955	1,108,489
Pangaea Logistics Solutions Ltd. (b)	12,500	58,750
Safe Bulkers, Inc.	18,060	65,197
		3,775,626
MEDIA — 1.1%
Advantage Solutions, Inc. (a) (b)	31,900	42,108
AMC Networks, Inc. Class A (a) (b)	10,020	62,825

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Boston Omaha Corp. Class A (a) (b)	7,765	$109,021
Cable One, Inc. (b)	1,792	243,372
DoubleVerify Holdings, Inc. (a)	45,200	676,644
EchoStar Corp. Class A (a) (b)	40,063	1,109,745
Emerald Holding, Inc. (b)	4,800	23,280
Entravision Communications Corp. Class A (b)	18,800	43,616
EW Scripps Co. Class A (a) (b)	20,640	60,682
Gambling.com Group Ltd. (a)	5,183	61,626
Gannett Co., Inc. (a) (b)	44,914	160,792
Gray Media, Inc.	29,077	131,719
Ibotta, Inc. Class A (a) (b)	4,700	172,020
iHeartMedia, Inc. Class A (a)	32,800	57,728
Integral Ad Science Holding Corp. (a) (b)	23,100	191,961
John Wiley & Sons, Inc. Class A	13,140	586,438
Liberty Broadband Corp. Class A (a)	5,664	554,053
Liberty Broadband Corp. Class C (a)	35,432	3,485,800
Magnite, Inc. (a) (b)	41,127	991,983
National CineMedia, Inc. (b)	22,000	106,590
New York Times Co. Class A	48,995	2,742,740
Nexstar Media Group, Inc.	8,598	1,487,024
PubMatic, Inc. Class A (a)	12,500	155,500
Scholastic Corp.	7,329	153,762
Sinclair, Inc. (b)	11,462	158,405
Sirius XM Holdings, Inc.	59,597	1,368,943
Stagwell, Inc. (a) (b)	28,100	126,450
TechTarget, Inc. (a)	8,400	65,268
TEGNA, Inc.	49,183	824,307
Thryv Holdings, Inc. (a) (b)	12,000	145,920
Trade Desk, Inc. Class A (a)	139,876	10,069,673
WideOpenWest, Inc. (a)	15,836	64,294
		26,234,289
METALS & MINING — 1.6%
Alcoa Corp.	80,405	2,372,751
Alpha Metallurgical Resources, Inc. (a)	3,600	404,928
Anglogold Ashanti PLC	159,800	7,282,086
Caledonia Mining Corp. PLC (b)	5,200	100,464
Carpenter Technology Corp.	15,324	4,235,247
Century Aluminum Co. (a)	17,300	311,746
Cleveland-Cliffs, Inc. (a) (b)	154,825	1,176,670
Coeur Mining, Inc. (a)	201,242	1,783,004
Commercial Metals Co.	34,047	1,665,239
Compass Minerals International, Inc. (a) (b)	11,714	235,334
Constellium SE (a)	42,500	565,250
Contango ORE, Inc. (a) (b)	4,100	79,868
Critical Metals Corp. (a) (b)	2,700	9,666
Dakota Gold Corp. (a)	23,800	87,822
Ferroglobe PLC (a) (d)	2,200	—
Hecla Mining Co.	193,916	1,161,557
Ivanhoe Electric, Inc. (a) (b)	26,400	239,448
Security Description	Shares	Value
Kaiser Aluminum Corp. (b)	5,233	$418,117
Lifezone Metals Ltd. (a) (b)	10,900	44,908
MAC Copper Ltd. (a) (b)	19,000	229,710
Materion Corp.	6,655	528,207
Metallus, Inc. (a)	14,014	215,956
MP Materials Corp. (a) (b)	39,400	1,310,838
Novagold Resources, Inc. (a) (b)	79,700	325,973
Olympic Steel, Inc.	4,000	130,360
Perpetua Resources Corp. (a) (b)	13,900	168,746
Piedmont Lithium, Inc. (a) (b)	5,100	29,682
Radius Recycling, Inc.	8,672	257,472
Ramaco Resources, Inc. Class A (b)	7,800	102,492
Reliance, Inc.	16,101	5,054,104
Royal Gold, Inc.	20,927	3,721,658
Ryerson Holding Corp. (b)	9,200	198,444
Southern Copper Corp.	24,893	2,518,425
SSR Mining, Inc. (a)	66,900	852,306
SunCoke Energy, Inc.	28,600	245,674
Tredegar Corp. (a)	9,107	80,141
Warrior Met Coal, Inc. (b)	16,838	771,685
Worthington Steel, Inc.	10,672	318,346
		39,234,324
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
Advanced Flower Capital, Inc. REIT (b)	6,300	28,224
AG Mortgage Investment Trust, Inc. REIT (b)	9,100	68,705
AGNC Investment Corp. REIT (b)	293,379	2,696,153
Angel Oak Mortgage REIT, Inc. (b)	3,580	33,724
Annaly Capital Management, Inc. REIT	180,725	3,401,244
Apollo Commercial Real Estate Finance, Inc. REIT	45,749	442,850
Arbor Realty Trust, Inc. REIT	60,400	646,280
ARES Commercial Real Estate Corp. REIT (b)	25,300	120,681
ARMOUR Residential REIT, Inc.	18,259	306,934
Blackstone Mortgage Trust, Inc. Class A REIT (b)	50,666	975,321
BrightSpire Capital, Inc. REIT (b)	41,100	207,555
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	6,900	96,324
Chimera Investment Corp. REIT	27,915	387,181
Claros Mortgage Trust, Inc. REIT (b)	30,700	87,495
Dynex Capital, Inc. REIT	27,100	331,162
Ellington Financial, Inc. REIT (b)	29,105	378,074
Franklin BSP Realty Trust, Inc. REIT (b)	26,334	281,510
Invesco Mortgage Capital, Inc. REIT (b)	22,501	176,408

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
KKR Real Estate Finance Trust, Inc. REIT	20,100	$176,277
Ladder Capital Corp. REIT	37,439	402,469
MFA Financial, Inc. REIT (b)	32,534	307,772
New York Mortgage Trust, Inc. REIT (b)	28,871	193,436
Nexpoint Real Estate Finance, Inc. REIT (b)	3,400	46,886
Orchid Island Capital, Inc. REIT (b)	27,320	191,513
PennyMac Mortgage Investment Trust REIT (b)	28,724	369,391
Ready Capital Corp. REIT (b)	50,875	222,324
Redwood Trust, Inc. REIT (b)	41,900	247,629
Rithm Capital Corp. REIT	170,611	1,926,198
Seven Hills Realty Trust REIT (b)	4,300	51,901
Sunrise Realty Trust, Inc. REIT (b)	3,199	33,909
TPG RE Finance Trust, Inc. REIT (b)	18,952	146,309
Two Harbors Investment Corp. REIT (b)	32,989	355,292
Starwood Property Trust, Inc. REIT (b)	100,704	2,021,129
		17,358,260
MULTI-UTILITIES — 0.2%
Avista Corp.	26,300	998,085
Black Hills Corp.	20,905	1,172,770
Northwestern Energy Group, Inc.	20,255	1,039,082
Unitil Corp.	5,038	262,732
		3,472,669
OFFICE REITs — 0.5%
Brandywine Realty Trust REIT (b)	53,100	227,799
City Office REIT, Inc.	13,200	70,488
COPT Defense Properties REIT	33,500	923,930
Cousins Properties, Inc. REIT	52,756	1,584,263
Douglas Emmett, Inc. REIT (b)	53,237	800,685
Easterly Government Properties, Inc. REIT	12,980	288,156
Empire State Realty Trust, Inc. Class A REIT	44,624	361,008
Franklin Street Properties Corp. REIT (b)	36,600	60,024
Highwoods Properties, Inc. REIT (b)	34,470	1,071,672
Hudson Pacific Properties, Inc. REIT (a) (b)	109,137	299,035
JBG SMITH Properties REIT (b)	27,222	470,941
Kilroy Realty Corp. REIT (b)	36,463	1,251,046
NET Lease Office Properties REIT (a)	4,599	149,697
Paramount Group, Inc. REIT (a)	64,353	392,553
Peakstone Realty Trust REIT (b)	13,400	177,014
Piedmont Realty Trust, Inc. REIT (b)	40,605	296,010
Security Description	Shares	Value
Postal Realty Trust, Inc. Class A REIT	9,200	$135,516
SL Green Realty Corp. REIT	22,584	1,397,950
Vornado Realty Trust REIT	56,100	2,145,264
		12,103,051
OIL, GAS & CONSUMABLE FUELS — 2.8%
Antero Midstream Corp.	105,500	1,999,225
Antero Resources Corp. (a)	91,274	3,676,517
Ardmore Shipping Corp. (b)	14,800	142,080
Berry Corp.	24,000	66,480
BKV Corp. (a)	4,510	108,781
California Resources Corp.	20,100	917,967
Calumet, Inc. (a) (b)	21,700	341,883
Centrus Energy Corp. Class A (a) (b)	4,700	860,946
Cheniere Energy, Inc.	69,299	16,875,692
Chord Energy Corp.	16,844	1,631,341
Civitas Resources, Inc. (b)	27,346	752,562
Clean Energy Fuels Corp. (a)	54,200	105,690
CNX Resources Corp. (a) (b)	45,216	1,522,875
Comstock Resources, Inc. (a) (b)	25,800	713,886
Crescent Energy Co. Class A	53,929	463,789
CVR Energy, Inc. (b)	11,400	306,090
Delek U.S. Holdings, Inc.	21,004	444,865
DHT Holdings, Inc.	45,371	490,461
Diversified Energy Co. PLC	14,900	218,583
Dorian LPG Ltd.	12,558	306,164
DT Midstream, Inc.	32,289	3,548,884
Empire Petroleum Corp. (a) (b)	4,800	25,344
Encore Energy Corp. (a) (b)	64,500	184,470
Energy Fuels, Inc. (a) (b)	62,101	357,081
Evolution Petroleum Corp. (b)	11,300	53,110
Excelerate Energy, Inc. Class A (b)	5,300	155,396
FLEX LNG Ltd. (b)	10,400	228,592
FutureFuel Corp. (b)	7,700	29,876
Golar LNG Ltd.	31,661	1,304,117
Granite Ridge Resources, Inc. (b)	16,900	107,653
Green Plains, Inc. (a)	20,238	122,035
Gulfport Energy Corp. (a)	4,300	865,031
Hallador Energy Co. (a) (b)	8,000	126,640
HF Sinclair Corp.	49,500	2,033,460
HighPeak Energy, Inc. (b)	5,200	50,960
Infinity Natural Resources, Inc. Class A (a)	4,100	75,071
International Seaways, Inc. (b)	13,318	485,841
Kinetik Holdings, Inc. (b)	12,600	555,030
Kosmos Energy Ltd. (a) (b)	153,300	263,676
Magnolia Oil & Gas Corp. Class A (b)	57,000	1,281,360
Matador Resources Co.	35,402	1,689,383
Murphy Oil Corp. (b)	41,800	940,500
NACCO Industries, Inc. Class A	1,500	66,465
New Fortress Energy, Inc.	28,800	95,616
NextDecade Corp. (a) (b)	38,000	338,580

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Nordic American Tankers Ltd. (b)	68,740	$180,786
Northern Oil & Gas, Inc. (b)	27,900	790,965
Ovintiv, Inc.	80,167	3,050,354
Par Pacific Holdings, Inc. (a)	18,089	479,901
PBF Energy, Inc. Class A	26,952	584,050
Peabody Energy Corp.	39,803	534,156
Permian Resources Corp. (b)	194,021	2,642,566
Prairie Operating Co. (a) (b)	2,000	5,990
PrimeEnergy Resources Corp. (a) (b)	212	31,033
Range Resources Corp.	75,172	3,057,245
REX American Resources Corp. (a)	4,905	238,923
Riley Exploration Permian, Inc. (b)	3,650	95,740
Sable Offshore Corp. (a)	16,500	362,670
SandRidge Energy, Inc.	10,400	112,528
Scorpio Tankers, Inc.	14,488	566,915
SFL Corp. Ltd. (b)	41,100	342,363
Sitio Royalties Corp. Class A	23,208	426,563
SM Energy Co.	34,212	845,379
Talos Energy, Inc. (a)	38,900	329,872
Teekay Corp. Ltd. (b)	17,600	145,200
Teekay Tankers Ltd. Class A	7,900	329,588
Uranium Energy Corp. (a) (b)	135,600	922,080
VAALCO Energy, Inc. (b)	33,200	119,852
Verde Clean Fuels, Inc. (a) (b)	300	1,032
Viper Energy, Inc.	42,000	1,601,460
Vital Energy, Inc. (a) (b)	9,700	156,073
Vitesse Energy, Inc.	8,951	197,728
W&T Offshore, Inc. (b)	35,000	57,750
World Kinect Corp.	17,635	499,952
Core Natural Resources, Inc.	16,770	1,169,540
		66,808,302
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	5,807	158,182
Louisiana-Pacific Corp.	19,618	1,686,952
Sylvamo Corp.	10,400	521,040
		2,366,174
PERSONAL CARE PRODUCTS — 0.3%
Beauty Health Co. (a) (b)	29,600	56,536
BellRing Brands, Inc. (a)	38,722	2,243,166
Coty, Inc. Class A (a)	105,200	489,180
Edgewell Personal Care Co. (b)	13,479	315,543
elf Beauty, Inc. (a) (b)	16,989	2,114,111
Herbalife Ltd. (a) (b)	33,376	287,701
Honest Co., Inc. (a)	26,100	132,849
Interparfums, Inc.	5,570	731,397
Medifast, Inc. (a) (b)	3,726	52,350
Nature's Sunshine Products, Inc. (a)	3,900	57,681
Nu Skin Enterprises, Inc. Class A	15,658	125,108
Olaplex Holdings, Inc. (a) (b)	43,200	60,480
USANA Health Sciences, Inc. (a) (b)	4,304	131,401
Security Description	Shares	Value
Waldencast PLC Class A (a) (b)	9,800	$24,010
		6,821,513
PHARMACEUTICALS — 1.1%
Alimera Sciences, Inc. (a) (b)	7,900	316
Alumis, Inc. (a) (b)	18,264	54,792
Amneal Pharmaceuticals, Inc. (a)	53,690	434,352
Amphastar Pharmaceuticals, Inc. (a) (b)	13,127	301,396
ANI Pharmaceuticals, Inc. (a)	6,033	393,653
Aquestive Therapeutics, Inc. (a) (b)	23,600	78,116
Arvinas, Inc. (a)	20,396	150,114
Atea Pharmaceuticals, Inc. (a) (b)	23,200	83,520
Avadel Pharmaceuticals PLC (a) (b)	32,200	284,970
Axsome Therapeutics, Inc. (a) (b)	12,192	1,272,723
BioAge Labs, Inc. (a)	4,800	19,824
Biote Corp. Class A (a) (b)	7,700	30,954
Collegium Pharmaceutical, Inc. (a)	10,767	318,380
Corcept Therapeutics, Inc. (a)	29,899	2,194,587
CorMedix, Inc. (a)	20,300	250,096
Edgewise Therapeutics, Inc. (a)	24,241	317,799
Elanco Animal Health, Inc. (a) (b)	155,456	2,219,912
Enliven Therapeutics, Inc. (a) (b)	12,568	252,114
Esperion Therapeutics, Inc. (a) (b)	59,900	58,966
Evolus, Inc. (a)	17,700	163,017
EyePoint Pharmaceuticals, Inc. (a) (b)	20,700	194,787
Fulcrum Therapeutics, Inc. (a)	17,200	118,336
Harmony Biosciences Holdings, Inc. (a)	12,600	398,160
Harrow, Inc. (a) (b)	10,300	314,562
Indivior PLC (a)	38,200	563,068
Innoviva, Inc. (a) (b)	19,453	390,811
Jazz Pharmaceuticals PLC (a)	18,506	1,963,857
LENZ Therapeutics, Inc. (a) (b)	4,028	118,061
Ligand Pharmaceuticals, Inc. (a) (b)	5,836	663,436
Liquidia Corp. (a)	21,100	262,906
Maze Therapeutics, Inc. (a) (b)	2,900	35,583
MBX Biosciences, Inc. (a) (b)	3,000	34,230
MediWound Ltd. (a) (b)	2,900	56,173
Mind Medicine MindMed, Inc. (a) (b)	23,200	150,568
Nuvation Bio, Inc. (a) (b)	57,500	112,125
Ocular Therapeutix, Inc. (a)	52,000	482,560
Omeros Corp. (a) (b)	17,700	53,100
Organon & Co. (b)	82,035	794,099
Pacira BioSciences, Inc. (a)	15,083	360,484
Perrigo Co. PLC	43,700	1,167,664
Phathom Pharmaceuticals, Inc. (a) (b)	12,678	121,582

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Phibro Animal Health Corp. Class A	6,500	$166,010
Prestige Consumer Healthcare, Inc. (a)	15,743	1,257,078
Rapport Therapeutics, Inc. (a) (b)	5,200	59,124
Royalty Pharma PLC Class A	122,642	4,418,791
scPharmaceuticals, Inc. (a) (b)	12,900	49,149
Septerna, Inc. (a) (b)	6,600	69,762
SIGA Technologies, Inc.	14,800	96,496
Supernus Pharmaceuticals, Inc. (a)	16,400	516,928
Tarsus Pharmaceuticals, Inc. (a)	12,100	490,171
Terns Pharmaceuticals, Inc. (a)	20,600	76,838
Theravance Biopharma, Inc. (a)	11,904	131,301
Third Harmonic Bio, Inc. (a)	7,600	41,268
Trevi Therapeutics, Inc. (a)	23,400	127,998
WaVe Life Sciences Ltd. (a)	30,500	198,250
Xeris Biopharma Holdings, Inc. (a)	47,400	221,358
Zevra Therapeutics, Inc. (a) (b)	19,000	167,390
		25,323,665
PROFESSIONAL SERVICES — 2.2%
Acuren Corp. (a) (b)	32,600	359,904
Alight, Inc. Class A	131,400	743,724
Amentum Holdings, Inc. (a) (b)	50,800	1,199,388
Asure Software, Inc. (a)	8,300	81,008
Barrett Business Services, Inc.	8,856	369,207
BlackSky Technology, Inc. (a) (b)	8,042	165,504
Booz Allen Hamilton Holding Corp.	39,126	4,074,190
CACI International, Inc. Class A (a) (b)	6,871	3,275,406
CBIZ, Inc. (a) (b)	15,900	1,140,189
Clarivate PLC (a) (b)	118,000	507,400
Concentrix Corp. (b)	14,374	759,738
Conduent, Inc. (a)	57,100	150,744
CRA International, Inc.	2,145	401,909
CSG Systems International, Inc.	9,492	619,922
Dun & Bradstreet Holdings, Inc.	98,562	895,929
ExlService Holdings, Inc. (a)	50,385	2,206,359
Exponent, Inc.	14,909	1,113,851
First Advantage Corp. (a) (b)	19,834	329,443
Forrester Research, Inc. (a)	4,200	41,580
Franklin Covey Co. (a) (b)	3,583	81,764
FTI Consulting, Inc. (a)	10,108	1,632,442
Genpact Ltd.	50,853	2,238,041
Heidrick & Struggles International, Inc.	6,900	315,744
HireQuest, Inc. (b)	1,600	16,016
Huron Consulting Group, Inc. (a)	5,831	801,996
IBEX Holdings Ltd. (a)	2,700	78,570
ICF International, Inc.	6,212	526,219
Innodata, Inc. (a)	8,900	455,858
Insperity, Inc.	10,910	655,909
KBR, Inc.	38,894	1,864,578
Security Description	Shares	Value
Kelly Services, Inc. Class A	9,895	$115,870
Kforce, Inc.	5,454	224,323
Korn Ferry	15,857	1,162,794
Legalzoom.com, Inc. (a)	37,600	335,016
ManpowerGroup, Inc.	14,435	583,174
Maximus, Inc.	17,307	1,214,951
Mistras Group, Inc. (a) (b)	6,700	53,667
NV5 Global, Inc. (a)	18,976	438,156
Parsons Corp. (a)	15,251	1,094,564
Paylocity Holding Corp. (a)	14,397	2,608,592
Planet Labs PBC (a)	73,500	448,350
Resolute Holdings Management, Inc. (a) (b)	766	24,412
Resources Connection, Inc.	9,700	52,089
Robert Half, Inc.	30,441	1,249,603
Science Applications International Corp.	14,882	1,675,862
Spire Global, Inc. (a)	6,900	82,110
SS&C Technologies Holdings, Inc.	65,781	5,446,667
TransUnion	60,667	5,338,696
TriNet Group, Inc.	8,504	621,983
TrueBlue, Inc. (a) (b)	10,007	64,845
TTEC Holdings, Inc. (a)	7,007	33,704
Upwork, Inc. (a)	41,324	555,395
Verra Mobility Corp. (a)	49,481	1,256,323
Willdan Group, Inc. (a)	4,371	273,231
WNS Holdings Ltd. (a) (b)	13,200	834,768
		52,891,677
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
American Realty Investors, Inc. (a) (b)	300	4,236
Anywhere Real Estate, Inc. (a) (b)	36,295	131,388
Compass, Inc. Class A (a)	121,000	759,880
Cushman & Wakefield PLC (a)	73,206	810,390
eXp World Holdings, Inc. (b)	24,700	224,770
Forestar Group, Inc. (a)	6,906	138,120
FRP Holdings, Inc. (a)	4,278	115,035
Howard Hughes Holdings, Inc. (a)	9,738	657,315
Jones Lang LaSalle, Inc. (a)	14,607	3,736,178
Kennedy-Wilson Holdings, Inc.	40,957	278,508
Marcus & Millichap, Inc. (b)	7,446	228,667
Maui Land & Pineapple Co., Inc. (a)	2,431	44,220
Newmark Group, Inc. Class A	43,612	529,886
RE/MAX Holdings, Inc. Class A (a) (b)	6,800	55,624
Real Brokerage, Inc. (a)	31,900	143,869
Redfin Corp. (a)	39,700	444,243
RMR Group, Inc. Class A	4,807	78,594
Seaport Entertainment Group, Inc. (a)	2,357	44,170
St. Joe Co.	11,600	553,320
Stratus Properties, Inc. (a) (b)	1,800	33,984

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Tejon Ranch Co. (a) (b)	6,600	$111,936
Transcontinental Realty Investors, Inc. REIT (a) (b)	300	12,783
Zillow Group, Inc. Class A (a) (b)	16,312	1,117,209
Zillow Group, Inc. Class C (a)	50,914	3,566,526
		13,820,851
RESIDENTIAL REITs — 0.7%
American Homes 4 Rent Class A REIT	104,500	3,769,315
Apartment Investment & Management Co. Class A REIT	46,500	402,225
BRT Apartments Corp. REIT (b)	3,400	53,176
Centerspace REIT	5,265	316,900
Clipper Realty, Inc. REIT (b)	4,693	17,223
Elme Communities REIT	29,602	470,672
Equity LifeStyle Properties, Inc. REIT	58,322	3,596,718
Independence Realty Trust, Inc. REIT (b)	61,299	1,084,379
NexPoint Residential Trust, Inc. REIT	7,048	234,840
Sun Communities, Inc. REIT	39,821	5,036,958
UMH Properties, Inc. REIT	23,400	392,886
Veris Residential, Inc. REIT	27,147	404,219
		15,779,511
RETAIL REITs — 0.7%
Acadia Realty Trust REIT	38,947	723,246
Agree Realty Corp. REIT (b)	34,056	2,488,131
Alexander's, Inc. REIT (b)	802	180,707
Brixmor Property Group, Inc. REIT	94,048	2,449,010
CBL & Associates Properties, Inc. REIT (b)	7,000	177,730
Curbline Properties Corp. REIT	31,100	710,013
FrontView REIT, Inc.	4,500	54,000
Getty Realty Corp. REIT (b)	16,774	463,633
InvenTrust Properties Corp. REIT	23,200	635,680
Kite Realty Group Trust REIT	61,952	1,403,213
Macerich Co. REIT (b)	80,958	1,309,901
NETSTREIT Corp.	30,700	519,751
NNN REIT, Inc.	56,763	2,451,026
Phillips Edison & Co., Inc. REIT	39,079	1,368,937
Saul Centers, Inc. REIT	4,100	139,974
SITE Centers Corp. REIT	16,150	182,657
Tanger, Inc. REIT	35,488	1,085,223
Urban Edge Properties REIT	40,900	763,194
Whitestone REIT	15,700	195,936
		17,301,962
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
ACM Research, Inc. Class A (a)	17,000	440,300
Aehr Test Systems (a) (b)	8,800	113,784
Security Description	Shares	Value
Allegro MicroSystems, Inc. (a) (b)	38,800	$1,326,572
Alpha & Omega Semiconductor Ltd. (a) (b)	7,987	204,946
Ambarella, Inc. (a)	12,729	840,941
Amkor Technology, Inc.	30,235	634,633
Astera Labs, Inc. (a)	45,376	4,102,898
Axcelis Technologies, Inc. (a)	10,367	722,476
CEVA, Inc. (a)	7,371	162,015
Cirrus Logic, Inc. (a)	16,239	1,692,997
Cohu, Inc. (a)	15,191	292,275
Credo Technology Group Holding Ltd. (a)	45,600	4,222,104
Diodes, Inc. (a)	14,392	761,193
Entegris, Inc. (b)	46,297	3,733,853
FormFactor, Inc. (a)	24,146	830,864
GLOBALFOUNDRIES, Inc. (a)	31,200	1,191,840
Ichor Holdings Ltd. (a)	10,999	216,020
Impinj, Inc. (a) (b)	7,552	838,801
indie Semiconductor, Inc. Class A (a) (b)	53,200	189,392
Kulicke & Soffa Industries, Inc. (b)	16,700	577,820
Lattice Semiconductor Corp. (a) (b)	42,425	2,078,401
MACOM Technology Solutions Holdings, Inc. (a)	19,921	2,854,480
Marvell Technology, Inc.	271,391	21,005,663
MaxLinear, Inc. (a)	26,396	375,087
MKS, Inc. (b)	20,723	2,059,037
Navitas Semiconductor Corp. (a)	44,300	290,165
NVE Corp. (b)	1,500	110,415
Onto Innovation, Inc. (a)	15,257	1,539,889
PDF Solutions, Inc. (a)	11,129	237,938
Penguin Solutions, Inc. (a)	17,980	356,184
Photronics, Inc. (a)	19,393	365,170
Power Integrations, Inc.	18,022	1,007,430
Qorvo, Inc. (a)	29,100	2,470,881
Rambus, Inc. (a)	33,010	2,113,300
Rigetti Computing, Inc. (a) (b)	89,100	1,056,726
Semtech Corp. (a)	24,710	1,115,409
Silicon Laboratories, Inc. (a)	10,167	1,498,209
SiTime Corp. (a)	6,135	1,307,246
SkyWater Technology, Inc. (a) (b)	8,200	80,688
Synaptics, Inc. (a)	11,964	775,506
Ultra Clean Holdings, Inc. (a)	14,998	338,505
Universal Display Corp.	13,486	2,083,048
Veeco Instruments, Inc. (a)	18,608	378,115
Wolfspeed, Inc. (a) (b)	52,401	20,898
		68,614,114
SOFTWARE — 9.2%
8x8, Inc. (a)	46,300	90,748
A10 Networks, Inc.	23,300	450,855
ACI Worldwide, Inc. (a)	32,786	1,505,205
Adeia, Inc.	35,236	498,237
Agilysys, Inc. (a) (b)	7,457	854,870

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Airship AI Holdings, Inc. (a) (b)	2,500	$14,725
Alarm.com Holdings, Inc. (a)	14,300	808,951
Alkami Technology, Inc. (a) (b)	20,500	617,870
Amplitude, Inc. Class A (a)	26,200	324,880
Appfolio, Inc. Class A (a)	6,864	1,580,642
Appian Corp. Class A (a) (b)	13,082	390,629
AppLovin Corp. Class A (a)	74,956	26,240,596
Arteris, Inc. (a)	9,100	86,723
Asana, Inc. Class A (a)	26,500	357,750
Atlassian Corp. Class A (a)	50,752	10,307,224
AudioEye, Inc. (a) (b)	2,800	32,620
Aurora Innovation, Inc. (a) (b)	315,600	1,653,744
AvePoint, Inc. (a)	42,600	822,606
Bentley Systems, Inc. Class B	47,320	2,553,860
Bill Holdings, Inc. (a)	28,664	1,325,997
Bit Digital, Inc. (a) (b)	45,100	98,769
Bitdeer Technologies Group Class A (a)	28,300	324,884
Blackbaud, Inc. (a)	12,133	779,060
BlackLine, Inc. (a) (b)	16,762	949,064
Blend Labs, Inc. Class A (a)	79,200	261,360
Box, Inc. Class A (a)	44,027	1,504,403
Braze, Inc. Class A (a)	21,800	612,580
C3.ai, Inc. Class A (a)	37,700	926,289
CCC Intelligent Solutions Holdings, Inc. (a) (b)	161,000	1,515,010
Cerence, Inc. (a) (b)	13,374	136,549
Cipher Mining, Inc. (a) (b)	69,200	330,776
Cleanspark, Inc. (a) (b)	86,900	958,507
Clear Secure, Inc. Class A (b)	27,200	755,072
Clearwater Analytics Holdings, Inc. Class A (a)	77,248	1,694,049
Commvault Systems, Inc. (a)	13,720	2,391,808
Confluent, Inc. Class A (a)	83,900	2,091,627
Consensus Cloud Solutions, Inc. (a)	6,168	142,234
Core Scientific, Inc. (a)	86,200	1,471,434
CS Disco, Inc. (a)	9,700	42,389
Daily Journal Corp. (a) (b)	527	222,526
Datadog, Inc. Class A (a)	96,287	12,934,233
Digimarc Corp. (a) (b)	4,567	60,330
Digital Turbine, Inc. (a)	30,786	181,637
Docusign, Inc. (a)	62,677	4,881,912
Dolby Laboratories, Inc. Class A	17,824	1,323,610
Domo, Inc. Class B (a)	10,944	152,888
Dropbox, Inc. Class A (a)	61,542	1,760,101
D-Wave Quantum, Inc. (a)	89,600	1,311,744
Dynatrace, Inc. (a)	90,895	5,018,313
E2open Parent Holdings, Inc. (a)	64,800	209,304
eGain Corp. (a) (b)	6,594	41,213
Elastic NV (a)	28,320	2,388,226
EverCommerce, Inc. (a) (b)	6,962	73,101
Five9, Inc. (a) (b)	23,896	632,766
Freshworks, Inc. Class A (a)	65,700	979,587
Gitlab, Inc. Class A (a) (b)	42,000	1,894,620
Guidewire Software, Inc. (a)	26,274	6,186,213
Security Description	Shares	Value
HubSpot, Inc. (a)	15,960	$8,883,815
Hut 8 Corp. (a)	26,600	494,760
I3 Verticals, Inc. Class A (a) (b)	7,900	217,092
Informatica, Inc. Class A (a)	27,400	667,190
Intapp, Inc. (a)	17,700	913,674
InterDigital, Inc. (b)	8,373	1,877,478
Jamf Holding Corp. (a)	23,400	222,534
Kaltura, Inc. (a)	28,300	56,883
Life360, Inc. (a) (b)	3,358	219,109
LiveRamp Holdings, Inc. (a)	20,101	664,137
Manhattan Associates, Inc. (a)	18,268	3,607,382
MARA Holdings, Inc. (a) (b)	107,600	1,687,168
Meridianlink, Inc. (a)	10,400	168,792
MicroStrategy, Inc. Class A (a) (b)	78,561	31,756,713
Mitek Systems, Inc. (a) (b)	14,077	139,362
N-able, Inc. (a)	22,952	185,911
nCino, Inc. (a) (b)	28,900	808,333
NCR Voyix Corp. (a) (b)	45,367	532,155
NextNav, Inc. (a)	27,200	413,440
Nutanix, Inc. Class A (a)	80,001	6,115,276
Olo, Inc. Class A (a)	35,500	315,950
ON24, Inc. (a) (b)	8,000	43,440
OneSpan, Inc.	11,931	199,128
Ooma, Inc. (a)	8,000	103,200
Pagaya Technologies Ltd. Class A (a) (b)	11,400	243,048
PagerDuty, Inc. (a)	27,398	418,641
Pegasystems, Inc. (b)	28,172	1,524,950
Porch Group, Inc. (a)	26,100	307,719
Procore Technologies, Inc. (a) (b)	35,500	2,428,910
Progress Software Corp. (b)	13,938	889,802
PROS Holdings, Inc. (a) (b)	14,900	233,334
Q2 Holdings, Inc. (a)	19,476	1,822,759
Qualys, Inc. (a)	10,795	1,542,282
Rapid7, Inc. (a)	17,425	403,040
Red Violet, Inc.	3,500	172,200
ReposiTrak, Inc. (b)	3,700	72,705
Rimini Street, Inc. (a)	18,000	67,860
RingCentral, Inc. Class A (a)	24,978	708,126
Riot Platforms, Inc. (a) (b)	102,447	1,157,651
Rubrik, Inc. Class A (a)	30,900	2,768,331
SailPoint, Inc. (a)	19,100	436,626
Samsara, Inc. Class A (a)	84,600	3,365,388
Sapiens International Corp. NV	10,300	301,275
SEMrush Holdings, Inc. Class A (a)	11,700	105,885
SentinelOne, Inc. Class A (a)	92,805	1,696,475
Silvaco Group, Inc. (a) (b)	2,600	12,272
SoundHound AI, Inc. Class A (a) (b)	106,833	1,146,318
SoundThinking, Inc. (a)	3,300	43,082
Sprinklr, Inc. Class A (a)	38,700	327,402
Sprout Social, Inc. Class A (a)	16,347	341,816
SPS Commerce, Inc. (a)	11,497	1,564,627

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Telos Corp. (a) (b)	15,800	$50,086
Tenable Holdings, Inc. (a)	36,245	1,224,356
Teradata Corp. (a)	26,402	589,029
Terawulf, Inc. (a) (b)	88,300	386,754
UiPath, Inc. Class A (a)	141,140	1,806,592
Unity Software, Inc. (a) (b)	101,200	2,449,040
Varonis Systems, Inc. (a)	34,105	1,730,829
Verint Systems, Inc. (a) (b)	20,029	393,970
Vertex, Inc. Class A (a) (b)	18,200	643,097
Viant Technology, Inc. Class A (a) (b)	4,800	63,504
Weave Communications, Inc. (a)	12,600	104,832
WM Technology, Inc. (a)	28,000	25,088
Workiva, Inc. (a)	16,000	1,095,200
Xperi, Inc. (a)	14,214	112,433
Yext, Inc. (a)	35,207	299,259
Zeta Global Holdings Corp. Class A (a)	58,300	903,067
Zoom Communications, Inc. (a)	82,153	6,406,291
Zscaler, Inc. (a)	30,729	9,647,062
		220,082,855
SPECIALIZED REITs — 0.8%
CubeSmart REIT	68,888	2,927,740
EPR Properties REIT	24,949	1,453,529
Farmland Partners, Inc. REIT (b)	13,800	158,838
Four Corners Property Trust, Inc. REIT	31,709	853,289
Gaming & Leisure Properties, Inc. REIT	77,772	3,630,397
Gladstone Land Corp. REIT (b)	10,500	106,785
Lamar Advertising Co. Class A REIT (b)	26,635	3,232,424
Millrose Properties, Inc. REIT	38,600	1,100,486
National Storage Affiliates Trust REIT	22,210	710,498
Outfront Media, Inc. REIT (b)	43,677	712,809
PotlatchDeltic Corp. REIT	24,656	946,051
Rayonier, Inc. REIT	47,080	1,044,234
Safehold, Inc. REIT	17,236	268,192
Smartstop Self Storage REIT, Inc. (b)	8,900	322,447
Uniti Group, Inc. REIT (a)	80,270	346,766
		17,814,485
SPECIALTY RETAIL — 2.7%
1-800-Flowers.com, Inc. Class A (a) (b)	10,500	51,660
Abercrombie & Fitch Co. Class A (a)	14,319	1,186,329
Academy Sports & Outdoors, Inc. (b)	20,300	909,643
Advance Auto Parts, Inc. (b)	19,000	883,310
American Eagle Outfitters, Inc.	49,428	475,497
America's Car-Mart, Inc. (a) (b)	2,551	142,958
Arhaus, Inc. (a) (b)	17,600	152,592
Arko Corp. (b)	25,500	107,865
Security Description	Shares	Value
Asbury Automotive Group, Inc. (a) (b)	5,902	$1,407,863
AutoNation, Inc. (a)	8,127	1,614,429
BARK, Inc. (a)	43,900	38,610
Bath & Body Works, Inc.	65,400	1,959,384
Beyond, Inc. (a)	14,282	98,260
Boot Barn Holdings, Inc. (a) (b)	9,700	1,474,400
Buckle, Inc.	9,987	452,910
Build-A-Bear Workshop, Inc. (b)	4,200	216,552
Burlington Stores, Inc. (a)	19,472	4,529,966
Caleres, Inc. (b)	10,990	134,298
Camping World Holdings, Inc. Class A	19,227	330,512
Carvana Co. (a)	40,393	13,610,825
Chewy, Inc. Class A (a)	65,100	2,774,562
Citi Trends, Inc. (a)	2,200	73,458
Designer Brands, Inc. Class A (b)	14,056	33,453
Dick's Sporting Goods, Inc.	16,582	3,280,085
EVgo, Inc. (a) (b)	42,600	155,490
Five Below, Inc. (a)	16,924	2,220,090
Floor & Decor Holdings, Inc. Class A (a)	33,156	2,518,530
Foot Locker, Inc. (a) (b)	27,231	667,160
GameStop Corp. Class A (a)	128,424	3,132,261
Gap, Inc.	67,900	1,480,899
Genesco, Inc. (a)	3,305	65,075
Group 1 Automotive, Inc.	3,908	1,706,663
Haverty Furniture Cos., Inc. (b)	4,605	93,712
J Jill, Inc. (b)	2,100	30,744
Lands' End, Inc. (a) (b)	4,400	47,124
Lithia Motors, Inc.	7,929	2,678,575
MarineMax, Inc. (a) (b)	6,476	162,807
Monro, Inc. (b)	9,298	138,633
Murphy USA, Inc.	5,470	2,225,196
National Vision Holdings, Inc. (a)	25,625	589,631
ODP Corp. (a) (b)	10,018	181,626
OneWater Marine, Inc. Class A (a) (b)	4,600	61,594
Penske Automotive Group, Inc. (b)	5,089	874,341
Petco Health & Wellness Co., Inc. (a) (b)	26,900	76,127
RealReal, Inc. (a) (b)	32,000	153,280
Revolve Group, Inc. (a)	12,900	258,645
RH (a)	4,760	899,688
Sally Beauty Holdings, Inc. (a) (b)	33,448	309,729
Shoe Carnival, Inc. (b)	5,600	104,776
Signet Jewelers Ltd. (b)	13,100	1,042,105
Sleep Number Corp. (a) (b)	7,617	51,453
Sonic Automotive, Inc. Class A	4,836	386,542
Stitch Fix, Inc. Class A (a)	31,945	118,197
ThredUp, Inc. Class A (a) (b)	26,700	199,983
Tile Shop Holdings, Inc. (a) (b)	9,000	57,240
Torrid Holdings, Inc. (a) (b)	5,700	16,815
Upbound Group, Inc.	15,854	397,935

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Urban Outfitters, Inc. (a)	20,050	$1,454,427
Valvoline, Inc. (a)	38,541	1,459,548
Victoria's Secret & Co. (a) (b)	22,500	416,700
Warby Parker, Inc. Class A (a)	29,700	651,321
Wayfair, Inc. Class A (a) (b)	29,570	1,512,210
Winmark Corp.	774	292,270
Zumiez, Inc. (a) (b)	4,800	63,648
		64,892,211
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
CompoSecure, Inc. Class A (a) (b)	7,800	109,902
Corsair Gaming, Inc. (a)	16,100	151,823
CPI Card Group, Inc. (a)	1,700	40,324
Diebold Nixdorf, Inc. (a) (b)	8,400	465,360
Eastman Kodak Co. (a) (b)	19,200	108,480
Immersion Corp. (b)	9,700	76,436
IonQ, Inc. (a) (b)	74,000	3,179,780
Pure Storage, Inc. Class A (a)	95,914	5,522,728
Quantum Computing, Inc. (a) (b)	36,300	695,871
Sandisk Corp. (a)	43,045	1,952,091
Turtle Beach Corp. (a) (b)	5,900	81,597
Xerox Holdings Corp. (b)	40,900	215,543
		12,599,935
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Amer Sports, Inc. (a)	47,500	1,841,100
Birkenstock Holding PLC (a) (b)	16,600	816,388
Capri Holdings Ltd. (a) (b)	36,791	651,201
Carter's, Inc. (b)	11,260	339,264
Columbia Sportswear Co. (b)	7,640	466,651
Crocs, Inc. (a)	16,720	1,693,402
Figs, Inc. Class A (a) (b)	30,400	171,456
G-III Apparel Group Ltd. (a)	12,281	275,094
Hanesbrands, Inc. (a)	109,000	499,220
Kontoor Brands, Inc. (b)	16,816	1,109,352
Movado Group, Inc. (b)	4,761	72,605
On Holding AG Class A (a)	69,500	3,617,475
Oxford Industries, Inc. (b)	4,630	186,357
PVH Corp.	16,008	1,098,149
Rocky Brands, Inc.	3,005	66,681
Skechers USA, Inc. Class A (a)	39,934	2,519,835
Steven Madden Ltd.	20,913	501,494
Superior Group of Cos., Inc. (b)	3,800	39,140
Under Armour, Inc. Class A (a) (b)	57,100	389,993
Under Armour, Inc. Class C (a) (b)	61,600	399,784
VF Corp. (b)	109,400	1,285,450
Wolverine World Wide, Inc. (b)	25,580	462,486
		18,502,577
TOBACCO — 0.0% *
Ispire Technology, Inc. (a) (b)	8,000	20,480
Turning Point Brands, Inc.	5,600	424,312
Security Description	Shares	Value
Universal Corp.	7,641	$445,012
		889,804
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Air Lease Corp. (b)	32,556	1,904,201
Alta Equipment Group, Inc. (b)	11,300	71,416
Applied Industrial Technologies, Inc.	11,840	2,752,208
BlueLinx Holdings, Inc. (a)	2,900	215,702
Boise Cascade Co.	11,601	1,007,199
Core & Main, Inc. Class A (a)	58,984	3,559,684
Custom Truck One Source, Inc. (a) (b)	15,800	78,052
Distribution Solutions Group, Inc. (a) (b)	3,290	90,376
DNOW, Inc. (a)	34,219	507,468
DXP Enterprises, Inc. (a)	4,200	368,130
EVI Industries, Inc.	1,500	32,745
Ferguson Enterprises, Inc.	60,433	13,159,286
FTAI Aviation Ltd. (b)	32,203	3,704,633
GATX Corp.	11,031	1,693,920
Global Industrial Co.	4,300	116,143
GMS, Inc. (a)	12,100	1,315,875
Herc Holdings, Inc.	10,301	1,356,539
Hudson Technologies, Inc. (a)	13,995	113,639
Karat Packaging, Inc.	2,300	64,768
McGrath RentCorp	8,000	927,680
MRC Global, Inc. (a)	28,500	390,735
MSC Industrial Direct Co., Inc. Class A (b)	13,699	1,164,689
NPK International, Inc. (a)	27,500	234,025
QXO, Inc. (a) (b)	187,300	4,034,442
Rush Enterprises, Inc. Class A	19,975	1,028,912
Rush Enterprises, Inc. Class B	3,250	170,560
SiteOne Landscape Supply, Inc. (a)	14,333	1,733,433
Titan Machinery, Inc. (a) (b)	6,600	130,746
Transcat, Inc. (a) (b)	3,000	257,880
Watsco, Inc. (b)	10,703	4,726,659
WESCO International, Inc.	15,016	2,780,963
Willis Lease Finance Corp. (b)	900	128,502
Xometry, Inc. Class A (a)	14,600	493,334
		50,314,544
TRANSPORTATION INFRASTRUCTURE — 0.0% *
Sky Harbour Group Corp. (a) (b)	3,400	33,218
WATER UTILITIES — 0.3%
American States Water Co.	12,301	942,995
Cadiz, Inc. (a) (b)	12,200	36,478
California Water Service Group	18,989	863,620
Consolidated Water Co. Ltd. (b)	4,700	141,094
Essential Utilities, Inc.	81,539	3,028,358
Global Water Resources, Inc.	5,100	51,969
H2O America	10,887	565,797
Middlesex Water Co.	6,123	331,744
Pure Cycle Corp. (a)	7,700	82,544

See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
York Water Co. (b)	4,500	$142,200
		6,186,799
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a) (b)	22,410	328,979
Millicom International Cellular SA	32,100	1,202,787
Spok Holdings, Inc.	6,800	120,224
Telephone & Data Systems, Inc.	31,300	1,113,654
		2,765,644
TOTAL COMMON STOCKS (Cost $1,741,178,229)		2,371,994,650
WARRANTS — 0.0% *
CHEMICALS — 0.0% *
Danimer Scientific, Inc. (expiring 07/15/25) (a)	9,200	5
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% *
Pulse Biosciences, Inc. (expiring 06/27/29) (a)	662	1,354
TOTAL WARRANTS (Cost $0)		1,359
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	19,427,532	19,427,532
State Street Navigator Securities Lending Portfolio II (g) (h)	102,486,001	102,486,001
TOTAL SHORT-TERM INVESTMENTS (Cost $121,913,533)		121,913,533
TOTAL INVESTMENTS — 104.6% (Cost $1,863,091,762)		2,493,909,542
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.6)%		(109,676,961)
NET ASSETS — 100.0%		$2,384,232,581

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	85	09/19/2025	$9,171,537	$9,314,736	$143,199
E-mini S&P MidCap 400 Index (long)	32	09/19/2025	9,699,278	10,001,600	302,322
					$445,521

During the period ended June 30, 2025, the average notional value related to futures contracts was $18,880,447.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,371,990,261	$4,389	$0(a)	$2,371,994,650
Warrants	5	1,354	—	1,359
Short-Term Investments	121,913,533	—	—	121,913,533
TOTAL INVESTMENTS	$2,493,903,799	$5,743	$0	$2,493,909,542
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$445,521	$—	$—	$445,521
TOTAL OTHER FINANCIAL INSTRUMENTS:	$445,521	$—	$—	$445,521
(a)	The Portfolio held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,664,863	$15,664,863	$201,039,513	$197,276,844	$—	$—	19,427,532	$19,427,532	$374,770
State Street Navigator Securities Lending Portfolio II	62,529,144	62,529,144	456,777,021	416,820,164	—	—	102,486,001	102,486,001	378,358
Total		$78,194,007	$657,816,534	$614,097,008	$—	$—		$121,913,533	$753,128
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$4,937,778,499	$9,879,726,829	$2,371,996,009
Investments in affiliated issuers, at value	258,279,028	501,583,973	121,913,533
Total Investments	5,196,057,527	10,381,310,802	2,493,909,542
Foreign currency, at value	—	47,168,243	—
Net cash at broker	—	10,626,277	999,657
Cash	580,315	—	—
Receivable from broker — accumulated variation margin on futures contracts	—	2,041,823	445,795
Receivable for investments sold	2,325,964	211,054	55,766,488
Receivable for fund shares sold	172,266,776	283,000	557,000
Dividends receivable — unaffiliated issuers	—	19,580,080	1,867,920
Dividends receivable — affiliated issuers	518,814	759,040	57,970
Interest receivable — unaffiliated issuers	38,403,133	—	—
Securities lending income receivable — unaffiliated issuers	6,125	191,792	40,078
Securities lending income receivable — affiliated issuers	21,423	102,595	75,935
Receivable from Adviser	6,632	—	—
Receivable for foreign taxes recoverable	—	12,718,157	—
Other receivable	439	—	—
TOTAL ASSETS	5,410,187,148	10,474,992,863	2,553,720,385
LIABILITIES
Deposit from Broker	820,000	—	—
Due to custodian	—	2,334	23,888
Payable upon return of securities loaned	96,676,701	229,959,987	102,486,001
Payable for investments purchased	315,639,629	—	—
Payable for fund shares repurchased	9,125,932	268,553,445	66,714,981
Deferred foreign taxes payable	—	29,142,909	—
Custodian, sub-administration and transfer agent fees payable	214,841	443,834	120,609
Custodian fees payable	10,295	931,209	10,320
Registration and filing fees payable	638	720	3,027
Professional fees payable	27,282	17,536	25,969
Printing and postage fees payable	5,091	10,317	15,372
Accrued expenses and other liabilities	11,119	51,564	87,637
TOTAL LIABILITIES	422,531,528	529,113,855	169,487,804
NET ASSETS	$4,987,655,620	$9,945,879,008	$2,384,232,581
NET ASSETS CONSIST OF:
Paid-in capital	$5,238,705,549	$7,791,024,511	$1,886,950,222
Total distributable earnings (loss)**	(251,049,929)	2,154,854,497	497,282,359
NET ASSETS	$4,987,655,620	$9,945,879,008	$2,384,232,581
NET ASSET VALUE PER SHARE
Net asset value per share	$89.45	$135.87	$324.05
Shares of beneficial interest	55,761,688	73,202,982	7,357,559
Net Assets	$4,987,655,620	$9,945,879,008	$2,384,232,581
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,143,794,834	$7,619,381,473	$1,741,178,229
Investments in affiliated issuers	258,279,028	501,583,973	121,913,533
Total cost of investments	$5,402,073,862	$8,120,965,446	$1,863,091,762
Foreign currency, at cost	$—	$46,751,111	$—
* Includes investments in securities on loan, at value	$160,802,925	$610,724,570	$372,908,818
** Includes deferred foreign taxes	$—	$28,970,614	$—
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$86,375,179	$190,729	$25,093
Dividend income — unaffiliated issuers	—	176,119,132	15,822,735
Dividend income — affiliated issuers	2,540,360	5,168,905	374,770
Unaffiliated securities lending income	34,399	1,022,946	218,392
Affiliated securities lending income	142,440	681,785	378,358
Foreign taxes withheld	(991)	(16,318,823)	(26,137)
TOTAL INVESTMENT INCOME (LOSS)	89,091,387	166,864,674	16,793,211
EXPENSES
Custodian, sub-administration and transfer agent fees	215,487	446,218	122,073
Custodian fees	10,341	955,296	10,247
Trustees’ fees and expenses	20,519	32,448	17,113
Registration and filing fees	101,278	154,380	—
Professional fees and expenses	32,829	59,203	24,677
Printing and postage fees	2,566	5,812	671
Insurance expense	3,917	9,513	3,142
Miscellaneous expenses	18,562	123,804	2,458
TOTAL EXPENSES	405,499	1,786,674	180,381
Expenses waived/reimbursed by the Adviser	(36,633)	—	—
NET EXPENSES	368,866	1,786,674	180,381
NET INVESTMENT INCOME (LOSS)	$88,722,521	$165,078,000	$16,612,830
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(6,586,589)	(65,243,663)	(6,288,063)
Foreign currency transactions	—	770,260	—
Futures contracts	—	35,461,075	(2,890,197)
Net realized gain (loss)	(6,586,589)	(29,012,328)	(9,178,260)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	93,690,512	1,398,850,689	33,546,361
Foreign currency translations	—	3,005,269	—
Futures contracts	—	11,833,415	1,674,640
Net change in unrealized appreciation/depreciation	93,690,512	1,413,689,373	35,221,001
NET REALIZED AND UNREALIZED GAIN (LOSS)	87,103,923	1,384,677,045	26,042,741
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$175,826,444	$1,549,755,045	$42,655,571
* Includes foreign capital gain taxes	$—	$(240,522)	$—
** Includes foreign deferred taxes	$—	$(5,483,667)	$—
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex-U.S. Index Portfolio		State Street Small/Mid Cap Equity Index Portfolio
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$88,722,521	$119,935,436	$165,078,000	$211,217,584	$16,612,830	$33,040,777
Net realized gain (loss)	(6,586,589)	(8,860,598)	(29,012,328)	(16,893,635)	(9,178,260)	79,553,738
Net change in unrealized appreciation/depreciation	93,690,512	(74,963,623)	1,413,689,373	140,829,787	35,221,001	306,975,140
Net increase (decrease) in net assets resulting from operations	175,826,444	36,111,215	1,549,755,045	335,153,736	42,655,571	419,569,655
Distributions to shareholders	(71,174,913)	(121,219,244)	—	(239,634,877)	—	(158,157,890)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	986,890,971	1,523,557,525	1,213,414,840	2,128,223,896	182,270,892	446,795,584
Reinvestment of distributions	71,174,913	121,219,244	—	239,634,877	—	158,157,890
Cost of shares redeemed	(291,484,644)	(253,454,540)	(1,135,490,289)	(760,535,534)	(509,037,621)	(451,680,285)
Other capital	—	—	—	—	—	3,893
Net increase (decrease) in net assets from capital transactions	766,581,240	1,391,322,229	77,924,551	1,607,323,239	(326,766,729)	153,277,082
Net increase (decrease) in net assets during the period	871,232,771	1,306,214,200	1,627,679,596	1,702,842,098	(284,111,158)	414,688,847
Net assets at beginning of period	4,116,422,849	2,810,208,649	8,318,199,412	6,615,357,314	2,668,343,739	2,253,654,892
NET ASSETS AT END OF PERIOD	$4,987,655,620	$4,116,422,849	$9,945,879,008	$8,318,199,412	$2,384,232,581	$2,668,343,739
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,167,878	17,197,507	9,771,354	18,026,360	598,615	1,503,243
Reinvestment of distributions	803,922	1,371,515	—	2,092,333	—	497,571
Shares redeemed	(3,293,596)	(2,871,450)	(9,053,855)	(6,336,932)	(1,724,439)	(1,450,844)
Net increase (decrease) from share transactions	8,678,204	15,697,572	717,499	13,781,761	(1,125,824)	549,970
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$87.43	$89.54	$87.55	$103.42	$107.23	$102.60
Income (loss) from investment operations:
Net investment income (loss) (b)	1.80	3.34	2.85	2.05	1.61	0.65
Net realized and unrealized gain (loss)	1.67	(2.16)	1.97	(15.74)	(3.46)	7.25
Total from investment operations	3.47	1.18	4.82	(13.69)	(1.85)	7.90
Contribution from affiliate	—	—	—	—	—	0.00(c)
Other capital	—	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.45)	(3.29)	(2.83)	(2.18)	(1.96)	(2.67)
Net realized gains	—	—	—	—	—	(0.60)
Total distributions	(1.45)	(3.29)	(2.83)	(2.18)	(1.96)	(3.27)
Net asset value, end of period	$89.45	$87.43	$89.54	$87.55	$103.42	$107.23
Total return (d)	4.00%	1.34%	5.61%	(13.30)%	(1.72)%	7.86%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,987,656	$4,116,423	$2,810,209	$2,073,291	$2,099,436	$1,415,008
Ratios to average net assets:
Total expenses	0.02%(f)	0.02%	0.02%	0.02%	0.02%	0.03%
Net expenses	0.02%(f)	0.02%	0.02%	0.02%	0.01%	0.03%
Net investment income (loss)	4.12%(f)	3.78%	3.25%	2.21%	1.55%	2.20%
Portfolio turnover rate	9%(g)(h)	16%(h)	14%(h)	21%(h)	21%(h)	37%(h)
(a)	After the close of trading on April 17, 2020, the State Street Aggregate Bond Index Portfolio underwent a 1-for-10 reverse sharesplit. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If an Affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 7.86%.
(f)	Annualized.
(g)	Not annualized.
(h)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$114.76	$112.69	$100.36	$122.91	$116.43	$106.60
Income (loss) from investment operations:
Net investment income (loss) (b)	2.27	3.41	3.27	3.16	3.09	2.28
Net realized and unrealized gain (loss)	18.84	2.20	12.40	(23.35)	6.56	9.49
Total from investment operations	21.11	5.61	15.67	(20.19)	9.65	11.77
Other capital	—	—	0.00(c)	(0.00)(c)	—	(0.00)(c)
Distributions to shareholders from:
Net investment income	—	(3.54)	(3.34)	(2.36)	(3.17)	(1.94)
Net asset value, end of period	$135.87	$114.76	$112.69	$100.36	$122.91	$116.43
Total return (d)	18.40%	5.00%	15.68%	(16.43)%	8.37%	11.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,945,879	$8,318,199	$6,615,357	$4,827,067	$4,772,699	$3,270,962
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.05%	0.05%	0.05%	0.05%
Net expenses	0.04%(e)	0.04%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	3.70%(e)	2.87%	3.04%	3.01%	2.48%	2.29%
Portfolio turnover rate	4%(f)	1%	1%	2%	2%	2%
(a)	After the close of trading on April 17, 2020, the State Street Global All Cap Equity Index Portfolio underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$314.54	$284.07	$230.49	$316.31	$327.73	$254.60
Income (loss) from investment operations:
Net investment income (loss) (b)	2.07	3.94	3.77	3.73	3.50	3.01
Net realized and unrealized gain (loss)	7.44	45.12	54.23	(84.22)	36.64	79.67
Total from investment operations	9.51	49.06	58.00	(80.49)	40.14	82.68
Other capital	—	0.00(c)	0.00(c)	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	—	(4.27)	(3.68)	(3.23)	(3.47)	(2.90)
Net realized gains	—	(14.32)	(0.74)	(2.10)	(48.09)	(6.65)
Total distributions	—	(18.59)	(4.42)	(5.33)	(51.56)	(9.55)
Net asset value, end of period	$324.05	$314.54	$284.07	$230.49	$316.31	$327.73
Total return (d)	3.02%	17.20%	25.18%	(25.44)%	12.50%	32.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,384,233	$2,668,344	$2,253,655	$1,629,196	$1,616,128	$1,065,859
Ratios to average net assets:
Total expenses	0.01%(e)	0.02%	0.03%	0.03%	0.02%	0.03%
Net investment income (loss)	1.36%(e)	1.29%	1.49%	1.46%	0.96%	1.19%
Portfolio turnover rate	12%(f)	24%	24%	19%	28%	52%
(a)	After the close of trading on April 17, 2020, the State Street Small/Mid Cap Equity Index Portfolio underwent a 1-for-20 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member there of, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a “Fund” or “Portfolio” and collectively, the “Funds and Portfolios”):
Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Class I Class K	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Class I Class K	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Class I Class K	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2025
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	45.23%
State Street Global All Cap Equity ex-U.S. Index Fund	State Street Global All Cap Equity ex-U.S. Index Portfolio	34.73%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	28.47%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund and Portfolio have one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s and Portfolio's investments in accordance with its investment objective. Each Fund’s and Portfolio's chief operating decision maker (“CODM”) is the President of the

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Trust. The CODM assesses performance based on a Fund’s and Portfolio's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s and Portfolio's Total Return is utilized by the CODM to compare results, including the impact of a Fund’s and Portfolio's costs, to a Fund’s and Portfolio's competitors and to a Fund’s and Portfolio's benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Portfolio’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
4.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
5.    Derivative Financial Instruments
Futures Contracts
The Portfolios may enter into futures contracts to meet the Portfolios’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex-U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of June 30, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$2,041,823	$—	$2,041,823
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	445,795	—	445,795
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$35,461,075	$—	$35,461,075
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	(2,890,197)	—	(2,890,197)

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$11,833,415	$—	$11,833,415
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	1,674,640	—	1,674,640
6.    Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex-U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
The Portfolios pay no investment advisory fees to SSGA FM.
With respect to each Fund or its Portfolio in the table below, SSGA FM is contractually obligated until April 30, 2026, to waive up to the full amount of the advisory fee payable by a Fund or its Portfolio, and/or to reimburse a Fund or its Portfolio to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed the following percentage of average daily net assets on an annual basis of a Fund or its Portfolio:
Expense Limitations
State Street Aggregate Bond Index Fund	0.025%
State Street Small/Mid Cap Equity Index Fund	0.045
State Street Aggregate Bond Index Portfolio	0.025
State Street Global All Cap Equity ex-U.S. Index Portfolio	0.080
State Street Small/Mid Cap Equity Index Portfolio	0.030
With respect to State Street Global All Cap Equity ex-U.S. Fund, SSGA FM is contractually obligated until April 30, 2026, to waive up to the full amount of the advisory fee payable by the Fund, and/or to reimburse the Fund to the extent that total annual fund operating expenses (exclusive of non-recurring accounting fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis.
The expense limitation for each Fund is inclusive of the allocation of expenses from its respective Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2026, except with the approval of the Board.
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Funds' or Portfolios' acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Funds' or Portfolios' holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Funds' or Portfolios' Board.
For the period ended June 30, 2025, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser,serves as the Distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, each Fund and Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
7.    Trustees’ Fees
The fees and expenses of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

8.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2025, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$859,028,834	$298,314,089	$319,622,407	$99,433,902
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	—	983,367,174	328,455,893
State Street Small/Mid Cap Equity Index Portfolio	—	—	297,027,667	601,879,936
9.    Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$2,320,418,132	$—	$64,687,157	$(64,687,157)
State Street Global All Cap Equity ex-U.S. Index Fund	2,993,743,198	460,143,515	—	460,143,515
State Street Small/Mid Cap Equity Index Fund	622,769,707	55,993,750	—	55,993,750
State Street Aggregate Bond Index Portfolio	5,403,098,918	33,064,159	240,105,550	(207,041,391)
State Street Global All Cap Equity ex-U.S. Index Portfolio	8,184,146,491	2,774,033,325	574,829,864	2,199,203,461
State Street Small/Mid Cap Equity Index Portfolio	2,044,476,023	783,357,930	333,478,890	449,879,040
10.    Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio's securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$ 160,802,925	$ 96,676,701	$ 66,873,422	$ 163,550,123
State Street Global All Cap Equity ex-U.S. Index Portfolio	610,724,570	229,959,987	415,343,672	645,303,659
State Street Small/Mid Cap Equity Index Portfolio	372,908,818	102,486,001	278,154,242	380,640,243
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$85,149,812	$—	$—	$—	$85,149,812	$85,149,812
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	9,234,821	—	—	—	9,234,821	9,234,821
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	2,292,068	—	—	—	2,292,068	2,292,068
State Street Global All Cap Equity Ex-U.S. Index Portfolio	Common Stocks	229,959,987	—	—	—	229,959,987	229,959,987
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	102,486,001	—	—	—	102,486,001	102,486,001
11.    Line of Credit
The State Street Aggregate Bond Index Portfolio and the State Street Global All Cap Equity ex-U.S. Index Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolios had no outstanding loans as of June 30, 2025.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

12.    Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Portfolio, even if a Portfolio does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolios have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, and State Street Small/Mid Cap Equity Index Fund (each, a “Fund” and collectively, the “Funds”) and the State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio and State Street Small/Mid Cap Equity Index Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund, each of which are feeder funds for which the Portfolios serve as the master funds in a master-feeder structure:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, as applicable, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
_______________________________
1 Over the course of many years overseeing the Funds, Portfolios, and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Funds and Portfolios (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds and Portfolios.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and Portfolios and for Fund/Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and Portfolios and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds and Portfolios;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds and Portfolios by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds and Portfolios by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds and Portfolios, and transfer agent of the Portfolios, and the role of the Adviser in managing the Funds’ and Portfolios’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds and Portfolios;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ and Portfolios’ Adviser and Administrator, with respect to its operations relating to the Funds and Portfolios and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian and securities lending agent for the Funds and Portfolios, and transfer agent for the Portfolios, with respect to its operations relating to the Funds and Portfolios; and

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds and Portfolios (the “Distributor”), with respect to its operations relating to the Funds and Portfolios, together with the applicable Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds and Portfolios throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and Portfolios and the investment strategies used in pursuing each Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Funds and Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund and Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio.  The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds and Portfolios, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds and Portfolios by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s and Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds and Portfolios.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. The Board considered each Portfolio’s performance by evaluating the performance of the corresponding feeder fund.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of each Fund and Portfolio:
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1- and 5-year periods and was below the medians of its Performance Group and Performance Universe for the 3-year period. The Board also considered that the Fund’s performance was above the Benchmark for the 1- and 3-year periods and was below the Benchmark for the 5-year period. The Board also took into account management’s discussion of the Fund’s performance, including certain differences between the Fund and the Fund’s Performance Group. The Board also took into account the fact that the Fund is designed to track a designated index.
State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1- year period and was below the medians of its Performance Group and Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below its Benchmark for the 1-, 3-, 5- and 10-year periods. The Board also took into account management’s discussion of the Fund’s performance, including certain differences between the Fund and the Fund’s Performance Group. The Board also took into account the fact that the Fund is designed to track a designated index.
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was equal to the median of its Performance Universe for the 3-year period and was below the median of its Performance Universe for the 1-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period, was below the Benchmark for the 3- and 10-year periods, and was equal to the Benchmark for the 5-year period. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund and Portfolio is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts.  In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders. In the case of the Portfolios, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolios do not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of each Fund and Portfolio:
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds and Portfolios, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and Portfolios and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds and Portfolios, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds and Portfolios, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and Portfolios and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or Portfolios or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds and Portfolios to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds or Portfolios at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.6%
BRAZIL — 4.3%
Ambev SA	302,585	$738,465
B3 SA - Brasil Bolsa Balcao	337,276	900,993
Banco Bradesco SA	102,823	273,361
Banco Bradesco SA Preference Shares	334,943	1,032,841
Banco BTG Pactual SA	74,548	577,087
Banco BTG Pactual SA Preference Shares	8	14
Banco do Brasil SA	111,296	450,457
BB Seguridade Participacoes SA	43,937	288,199
BRF SA	33,300	122,880
Caixa Seguridade Participacoes SA	39,200	105,508
Centrais Eletricas Brasileiras SA	76,657	564,901
Centrais Eletricas Brasileiras SA Preference Shares	14,900	121,240
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	30,300	661,366
Cia Energetica de Minas Gerais Preference Shares	107,558	212,836
Cia Paranaense de Energia - Copel Class B, Preference Shares	72,600	165,742
CPFL Energia SA	14,300	107,056
Embraer SA	44,500	627,893
Energisa SA	17,940	158,828
Eneva SA (a)	47,700	119,297
Engie Brasil Energia SA	13,787	114,710
Equatorial Energia SA	76,030	500,937
Gerdau SA Preference Shares	87,458	256,388
Itau Unibanco Holding SA Preference Shares	338,127	2,289,142
Itausa SA Preference Shares	366,414	735,131
Klabin SA	52,307	176,821
Localiza Rent a Car SA	58,537	434,589
Motiva Infraestrutura de Mobilidade SA	62,369	157,584
Natura & Co. Holding SA (a)	59,290	120,039
NU Holdings Ltd. Class A (a)	203,200	2,787,904
Petroleo Brasileiro SA - Petrobras	237,214	1,481,650
Petroleo Brasileiro SA - Petrobras Preference Shares	289,298	1,663,324
PRIO SA (a)	53,500	415,622
Raia Drogasil SA	82,400	228,274
Rede D'Or Sao Luiz SA (b)	51,400	333,572
Rumo SA	83,200	282,473
Suzano SA	43,824	411,192
Telefonica Brasil SA	51,280	290,231
TIM SA	54,300	219,375
TOTVS SA	33,993	262,896
Ultrapar Participacoes SA	44,664	143,538
Vale SA	230,328	2,221,895
Vibra Energia SA	63,200	250,815
WEG SA	107,460	842,298
Security Description	Shares	Value
XP, Inc. Class A	23,600	$476,720
		24,326,084
CHILE — 0.4%
Banco de Chile	2,868,210	432,955
Banco de Credito e Inversiones SA	5,477	230,833
Banco Santander Chile	4,222,145	264,657
Cencosud SA	80,298	272,700
Empresas CMPC SA	74,701	113,961
Empresas Copec SA	24,901	169,239
Enel Americas SA	1,429,827	139,011
Enel Chile SA	1,820,157	134,509
Falabella SA	39,071	207,196
Latam Airlines Group SA	11,385,217	230,040
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	9,173	326,265
		2,521,366
CHINA — 25.3%
360 Security Technology, Inc. Class A	8,000	11,392
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	3,500	8,448
AAC Technologies Holdings, Inc.	50,000	259,236
Accelink Technologies Co. Ltd. Class A	1,600	11,016
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	513	13,056
AECC Aviation Power Co. Ltd. Class A	1,700	9,147
Agricultural Bank of China Ltd. Class A	43,600	35,790
Agricultural Bank of China Ltd. Class H	1,753,500	1,250,904
Aier Eye Hospital Group Co. Ltd. Class A	7,836	13,652
Air China Ltd. Class A (a)	8,700	9,583
Airtac International Group	8,650	257,913
Akeso, Inc. (a) (b) (c)	40,000	468,535
Alibaba Group Holding Ltd.	1,091,658	15,269,279
Alibaba Health Information Technology Ltd. (a) (c)	370,500	223,716
Aluminum Corp. of China Ltd. Class A	8,500	8,354
Aluminum Corp. of China Ltd. Class H	248,000	166,808
Angel Yeast Co. Ltd. Class A	600	2,946
Anhui Conch Cement Co. Ltd. Class A	2,500	7,493
Anhui Conch Cement Co. Ltd. Class H	77,000	195,786
Anhui Gujing Distillery Co. Ltd. Class A	300	5,576

See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Anhui Gujing Distillery Co. Ltd. Class B	7,900	$105,669
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	900	5,037
Anhui Yingjia Distillery Co. Ltd. Class A	1,100	6,055
Anker Innovations Technology Co. Ltd. Class A	100	1,586
ANTA Sports Products Ltd.	80,400	967,873
Autohome, Inc. ADR	4,000	103,160
Avary Holding Shenzhen Co. Ltd. Class A	1,300	5,813
AviChina Industry & Technology Co. Ltd. Class H	160,000	90,293
Avicopter PLC Class A	2,300	12,461
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	700	720
Baidu, Inc. Class A (a)	141,100	1,499,974
Bank of Beijing Co. Ltd. Class A	6,640	6,331
Bank of Changsha Co. Ltd. Class A	4,200	5,828
Bank of Chengdu Co. Ltd. Class A	400	1,122
Bank of China Ltd. Class A	14,400	11,298
Bank of China Ltd. Class H	4,510,000	2,619,822
Bank of Communications Co. Ltd. Class A	18,512	20,675
Bank of Communications Co. Ltd. Class H	559,000	519,834
Bank of Hangzhou Co. Ltd. Class A	3,000	7,044
Bank of Jiangsu Co. Ltd. Class A	13,336	22,229
Bank of Nanjing Co. Ltd. Class A	7,540	12,231
Bank of Ningbo Co. Ltd. Class A	6,000	22,917
Bank of Shanghai Co. Ltd. Class A	10,408	15,416
Baoshan Iron & Steel Co. Ltd. Class A	19,600	18,032
Beijing Enterprises Holdings Ltd.	33,000	135,783
Beijing Enterprises Water Group Ltd.	258,000	77,893
Beijing Kingsoft Office Software, Inc. Class A (a)	413	16,147
Beijing New Building Materials PLC Class A	2,800	10,351
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	2,900	4,344
Beijing Roborock Technology Co. Ltd. Class A	19	415
Beijing Tiantan Biological Products Corp. Ltd. Class A	4,560	12,216
Beijing Tong Ren Tang Co. Ltd. Class A	1,300	6,544
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	385	3,279
Beijing-Shanghai High Speed Railway Co. Ltd. Class A (a)	22,900	18,382
BeOne Medicines Ltd. (a)	52,900	996,003
Bethel Automotive Safety Systems Co. Ltd. Class A	1,260	9,268
Security Description	Shares	Value
Bilibili, Inc. Class Z (a)	14,920	$318,737
BOC Aviation Ltd. (b)	13,600	112,611
BOC International China Co. Ltd. Class A	5,900	8,805
BOE Technology Group Co. Ltd. Class A	33,000	18,382
Bosideng International Holdings Ltd.	286,000	169,050
BYD Co. Ltd. Class A	1,000	46,336
BYD Co. Ltd. Class H (c)	234,000	3,651,592
BYD Electronic International Co. Ltd.	50,500	204,573
C&D International Investment Group Ltd.	43,134	87,257
Caitong Securities Co. Ltd. Class A	4,000	4,417
Cambricon Technologies Corp. Ltd. Class A (a)	186	15,619
Capital Securities Co. Ltd. Class A	3,700	10,269
CGN Power Co. Ltd. Class A	4,100	2,083
CGN Power Co. Ltd. Class H (b)	662,700	225,402
Changchun High-Tech Industry Group Co. Ltd. Class A (a)	800	11,077
Changjiang Securities Co. Ltd. Class A	4,400	4,257
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	300	5,235
Chaozhou Three-Circle Group Co. Ltd. Class A	900	4,196
China CITIC Bank Corp. Ltd. Class H	521,000	496,443
China Coal Energy Co. Ltd. Class H (c)	127,000	146,899
China Communications Services Corp. Ltd. Class H	154,000	83,376
China Construction Bank Corp. Class A	10,700	14,101
China Construction Bank Corp. Class H	6,104,500	6,158,935
China CSSC Holdings Ltd. Class A	3,800	17,262
China Eastern Airlines Corp. Ltd. Class A (a)	17,600	9,902
China Energy Engineering Corp. Ltd. Class A	34,800	10,834
China Everbright Bank Co. Ltd. Class A	42,600	24,680
China Everbright Bank Co. Ltd. Class H	209,000	104,367
China Feihe Ltd. (b)	232,000	168,754
China Galaxy Securities Co. Ltd. Class A	1,900	4,549
China Galaxy Securities Co. Ltd. Class H (c)	219,000	246,340
China Gas Holdings Ltd.	171,791	160,411
China Great Wall Securities Co. Ltd. Class A	8,300	9,710

See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
China Greatwall Technology Group Co. Ltd. Class A (a)	3,600	$7,438
China Hongqiao Group Ltd. (c)	178,000	407,699
China International Capital Corp. Ltd. Class A	1,600	7,898
China International Capital Corp. Ltd. Class H (b)	102,000	229,987
China Jushi Co. Ltd. Class A	5,629	8,958
China Life Insurance Co. Ltd. Class A	1,800	10,350
China Life Insurance Co. Ltd. Class H	471,000	1,130,400
China Literature Ltd. (a) (b)	27,800	105,711
China Longyuan Power Group Corp. Ltd. Class H (c)	199,000	179,227
China Mengniu Dairy Co. Ltd.	203,000	416,344
China Merchants Bank Co. Ltd. Class A	11,400	73,128
China Merchants Bank Co. Ltd. Class H	249,000	1,739,828
China Merchants Energy Shipping Co. Ltd. Class A	5,200	4,544
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	2,400	4,021
China Merchants Port Holdings Co. Ltd.	77,455	141,096
China Merchants Securities Co. Ltd. Class A	2,350	5,771
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	10,112	12,380
China Minsheng Banking Corp. Ltd. Class A	11,800	7,825
China Minsheng Banking Corp. Ltd. Class H	416,200	235,935
China National Building Material Co. Ltd. Class H	195,639	93,458
China National Chemical Engineering Co. Ltd. Class A	8,900	9,530
China National Nuclear Power Co. Ltd. Class A	17,000	22,119
China National Software & Service Co. Ltd. Class A (a)	2,000	13,058
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	4,100	14,252
China Oilfield Services Ltd. Class H	120,000	98,446
China Overseas Land & Investment Ltd.	243,500	422,480
China Pacific Insurance Group Co. Ltd. Class A	2,900	15,186
China Pacific Insurance Group Co. Ltd. Class H	166,600	569,836
China Petroleum & Chemical Corp. Class A	30,100	23,700
China Petroleum & Chemical Corp. Class H	1,540,000	806,293
Security Description	Shares	Value
China Power International Development Ltd. (c)	284,000	$108,173
China Railway Group Ltd. Class A	14,300	11,199
China Railway Group Ltd. Class H	280,000	134,115
China Railway Signal & Communication Corp. Ltd. Class A	7,185	5,156
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	700	3,530
China Resources Beer Holdings Co. Ltd.	105,333	335,455
China Resources Gas Group Ltd.	57,700	147,374
China Resources Land Ltd.	205,000	694,650
China Resources Microelectronics Ltd. Class A	1,371	9,026
China Resources Mixc Lifestyle Services Ltd. (b)	43,600	210,780
China Resources Pharmaceutical Group Ltd. (b)	127,500	83,159
China Resources Power Holdings Co. Ltd. (c)	134,000	323,307
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	351	1,533
China Ruyi Holdings Ltd. (a) (c)	428,000	137,941
China Shenhua Energy Co. Ltd. Class A	3,000	16,979
China Shenhua Energy Co. Ltd. Class H (c)	216,500	839,799
China Southern Airlines Co. Ltd. Class A (a)	12,800	10,543
China State Construction Engineering Corp. Ltd. Class A (a)	17,600	14,177
China State Construction International Holdings Ltd.	116,000	174,961
China Taiping Insurance Holdings Co. Ltd.	90,200	175,804
China Three Gorges Renewables Group Co. Ltd. Class A	17,900	10,645
China Tourism Group Duty Free Corp. Ltd. Class A	500	4,256
China Tower Corp. Ltd. Class H (b)	282,100	403,205
China United Network Communications Ltd. Class A	12,100	9,020
China Vanke Co. Ltd. Class A (a)	3,700	3,316
China Vanke Co. Ltd. Class H (a) (c)	144,400	89,951
China Yangtze Power Co. Ltd. Class A	13,305	55,983
China Zheshang Bank Co. Ltd. Class A	8,510	4,027
Chongqing Brewery Co. Ltd. Class A	900	6,923
Chongqing Changan Automobile Co. Ltd. Class A (a)	9,794	17,446
Chongqing Rural Commercial Bank Co. Ltd. Class A	7,300	7,276

See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Chongqing Rural Commercial Bank Co. Ltd. Class H	139,000	$117,397
Chongqing Zhifei Biological Products Co. Ltd. Class A	2,450	6,700
Chow Tai Fook Jewellery Group Ltd. (c)	124,400	212,669
CITIC Ltd.	262,000	359,791
CITIC Securities Co. Ltd. Class A	5,830	22,480
CITIC Securities Co. Ltd. Class H	100,725	304,100
CMOC Group Ltd. Class A	5,100	5,995
CMOC Group Ltd. Class H	243,000	247,024
CNGR Advanced Material Co. Ltd. Class A	1,120	5,141
CNPC Capital Co. Ltd. Class A	14,400	14,675
Contemporary Amperex Technology Co. Ltd. (a) (c)	5,500	230,650
Contemporary Amperex Technology Co. Ltd. Class A	2,480	87,323
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	6,300	9,085
COSCO SHIPPING Holdings Co. Ltd. Class A	9,400	19,737
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	184,974	321,407
CRRC Corp. Ltd. Class A	22,412	22,027
CRRC Corp. Ltd. Class H	279,000	168,466
CSC Financial Co. Ltd. Class A	3,300	11,080
CSPC Pharmaceutical Group Ltd.	514,240	504,414
Daqin Railway Co. Ltd. Class A	5,800	5,344
Dong-E-E-Jiao Co. Ltd. Class A	500	3,651
Dongfang Electric Corp. Ltd. Class A	5,600	13,087
Dongxing Securities Co. Ltd. Class A	2,700	4,203
East Money Information Co. Ltd. Class A	7,579	24,473
Eastroc Beverage Group Co. Ltd. Class A	280	12,276
Ecovacs Robotics Co. Ltd. Class A	1,000	8,129
Empyrean Technology Co. Ltd. Class A	800	13,835
ENN Energy Holdings Ltd.	50,300	401,759
ENN Natural Gas Co. Ltd. Class A	4,000	10,554
Eoptolink Technology, Inc. Ltd. Class A	1,120	19,860
Eve Energy Co. Ltd. Class A	1,281	8,192
Everbright Securities Co. Ltd. Class A	2,199	5,520
Everdisplay Optronics Shanghai Co. Ltd. Class A (a)	26,377	8,617
Far East Horizon Ltd.	127,000	110,336
Flat Glass Group Co. Ltd. Class A	3,400	7,219
Focus Media Information Technology Co. Ltd. Class A	9,200	9,376
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,894	10,288
Fosun International Ltd.	167,000	99,349
Security Description	Shares	Value
Founder Securities Co. Ltd. Class A	8,600	$9,497
Foxconn Industrial Internet Co. Ltd. Class A	5,800	17,311
Fuyao Glass Industry Group Co. Ltd. Class A	1,200	9,551
Fuyao Glass Industry Group Co. Ltd. Class H (b)	38,856	277,437
Ganfeng Lithium Group Co. Ltd. Class A	1,720	8,109
GCL Technology Holdings Ltd. (a) (c)	1,423,000	181,274
GD Power Development Co. Ltd. Class A	7,900	5,338
Geely Automobile Holdings Ltd.	383,000	778,685
GEM Co. Ltd. Class A	3,900	3,457
Genscript Biotech Corp. (a) (c)	78,000	147,057
GF Securities Co. Ltd. Class A	7,100	16,662
Giant Biogene Holding Co. Ltd. (b)	20,600	151,417
GigaDevice Semiconductor, Inc. Class A (a)	892	15,756
GoerTek, Inc. Class A	4,800	15,627
Goldwind Science & Technology Co. Ltd. Class A	7,100	10,160
Goneo Group Co. Ltd. Class A	70	472
Gotion High-tech Co. Ltd. Class A (a)	1,600	7,250
Great Wall Motor Co. Ltd. Class A (a)	2,700	8,096
Great Wall Motor Co. Ltd. Class H (a)	148,000	227,750
Gree Electric Appliances, Inc. of Zhuhai Class A	900	5,644
GRG Banking Equipment Co. Ltd. Class A	2,300	4,315
Guangdong Haid Group Co. Ltd. Class A	800	6,543
Guangdong Investment Ltd.	186,000	155,434
Guanghui Energy Co. Ltd. Class A (a)	13,500	11,346
Guangzhou Automobile Group Co. Ltd. Class A	7,200	7,529
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	8,464
Guangzhou Haige Communications Group, Inc. Co. Class A	1,500	2,919
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,520	3,845
Guolian Minsheng Securities Co. Ltd. Class A	1,300	1,878
Guosen Securities Co. Ltd. Class A	600	965
Guotai Haitong Securities Co. Ltd. Class A	5,768	15,428
Guotai Haitong Securities Co. Ltd. Class H (b)	120,432	193,305

See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Guoyuan Securities Co. Ltd. Class A	2,820	$3,106
H World Group Ltd. ADR (c)	13,000	440,960
Haidilao International Holding Ltd. (b) (c)	110,000	208,790
Haier Smart Home Co. Ltd. Class A	5,700	19,718
Haier Smart Home Co. Ltd. Class H	154,800	442,708
Hainan Airlines Holding Co. Ltd. Class A (a)	44,900	8,399
Haitian International Holdings Ltd.	42,000	109,146
Hangzhou First Applied Material Co. Ltd. Class A	5,229	9,461
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,200	11,088
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	4,466
Hansoh Pharmaceutical Group Co. Ltd. (b)	74,000	280,446
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	2,900	8,567
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,100	4,878
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,997	6,805
Hengan International Group Co. Ltd.	39,000	112,032
Hengli Petrochemical Co. Ltd. Class A	4,700	9,357
Hengtong Optic-electric Co. Ltd. Class A	4,300	9,185
Hisense Home Appliances Group Co. Ltd. Class H	23,000	62,701
Hithink RoyalFlush Information Network Co. Ltd. Class A	200	7,623
Hoshine Silicon Industry Co. Ltd. Class A	900	5,955
Hua Hong Semiconductor Ltd. (a) (b) (c)	42,800	189,192
Huadian Power International Corp. Ltd. Class A	13,400	10,233
Huadong Medicine Co. Ltd. Class A	1,760	9,917
Huafon Chemical Co. Ltd. Class A	4,400	4,060
Huaibei Mining Holdings Co. Ltd. Class A	3,000	4,749
Hualan Biological Engineering, Inc. Class A	4,810	10,522
Huaneng Lancang River Hydropower, Inc. Class A	700	933
Huaneng Power International, Inc. Class A	2,900	2,891
Huaneng Power International, Inc. Class H	262,000	168,882
Huaqin Technology Co. Ltd. Class A	300	3,379
Security Description	Shares	Value
Huatai Securities Co. Ltd. Class A	6,118	$15,211
Huatai Securities Co. Ltd. Class H (b)	79,700	161,431
Huaxia Bank Co. Ltd. Class A	8,400	9,276
Huayu Automotive Systems Co. Ltd. Class A	3,100	7,638
Huizhou Desay Sv Automotive Co. Ltd. Class A	200	2,852
Humanwell Healthcare Group Co. Ltd. Class A	4,400	12,887
Hunan Valin Steel Co. Ltd. Class A	9,900	6,081
Hundsun Technologies, Inc. Class A	471	2,205
Hygon Information Technology Co. Ltd. Class A	1,123	22,151
IEIT Systems Co. Ltd. Class A	1,848	13,126
Iflytek Co. Ltd. Class A	1,550	10,361
Imeik Technology Development Co. Ltd. Class A	240	5,857
Industrial & Commercial Bank of China Ltd. Class A	32,242	34,163
Industrial & Commercial Bank of China Ltd. Class H	4,131,000	3,273,225
Industrial Bank Co. Ltd. Class A	10,599	34,535
Industrial Securities Co. Ltd. Class A	8,600	7,432
Ingenic Semiconductor Co. Ltd. Class A	700	6,762
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	21,600	5,398
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	100	276
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	11,100	8,554
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,900	22,964
Inner Mongolia Yitai Coal Co. Ltd. Class B	57,300	113,511
Innovent Biologics, Inc. (a) (b) (c)	78,000	779,006
Isoftstone Information Technology Group Co. Ltd. Class A	200	1,526
JA Solar Technology Co. Ltd. Class A (a)	7,280	10,143
JCET Group Co. Ltd. Class A	2,200	10,347
JD Health International, Inc. (a) (b)	72,650	397,955
JD Logistics, Inc. (a) (b)	124,000	207,562
JD.com, Inc. Class A	154,722	2,520,885
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	6,700	7,791
Jiangsu Expressway Co. Ltd. Class H	80,000	112,917
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,564	15,720
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,044	22,055
Jiangsu King's Luck Brewery JSC Ltd. Class A	1,300	7,065

See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Jiangsu Yanghe Distillery Co. Ltd. Class A	900	$8,110
Jiangsu Yoke Technology Co. Ltd. Class A	1,200	9,162
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	800	3,976
Jiangsu Zhongtian Technology Co. Ltd. Class A	3,100	6,258
Jiangxi Copper Co. Ltd. Class A	1,800	5,888
Jiangxi Copper Co. Ltd. Class H	74,000	143,664
Jinduicheng Molybdenum Co. Ltd. Class A	7,400	11,302
Jinko Solar Co. Ltd. Class A (a)	15,328	11,106
Juneyao Airlines Co. Ltd. Class A	5,000	9,402
Kanzhun Ltd. ADR (a)	17,400	310,416
KE Holdings, Inc. Class A	132,100	797,648
Kingdee International Software Group Co. Ltd. (a)	190,000	373,707
Kingsoft Corp. Ltd.	60,600	315,738
Kuaishou Technology (a) (b)	170,600	1,375,666
Kuang-Chi Technologies Co. Ltd. Class A	2,400	13,395
Kunlun Energy Co. Ltd.	250,000	242,675
Kweichow Moutai Co. Ltd. Class A	699	137,545
LB Group Co. Ltd. Class A	3,500	7,920
Lenovo Group Ltd.	510,000	612,000
Lens Technology Co. Ltd. Class A	1,300	4,047
Li Auto, Inc. Class A (a)	79,600	1,084,994
Li Ning Co. Ltd.	146,000	314,690
Liaoning Port Co. Ltd. Class A	42,900	8,983
Lingyi iTech Guangdong Co. Class A	10,200	12,232
Longfor Group Holdings Ltd. (b) (c)	130,878	154,386
LONGi Green Energy Technology Co. Ltd. Class A	2,024	4,244
Loongson Technology Corp. Ltd. Class A (a)	649	12,085
Luxshare Precision Industry Co. Ltd. Class A	3,171	15,357
Luzhou Laojiao Co. Ltd. Class A	1,100	17,414
Mango Excellent Media Co. Ltd. Class A	340	1,036
Maxscend Microelectronics Co. Ltd. Class A	1,184	11,797
Meituan Class B (a) (b)	315,930	5,042,806
Metallurgical Corp. of China Ltd. Class A	17,500	7,280
Midea Group Co. Ltd. Class A	1,600	16,127
Midea Group Co. Ltd. Class H	18,700	177,352
MINISO Group Holding Ltd. (c)	2,800	12,698
MINISO Group Holding Ltd. ADR (c)	6,396	116,535
MMG Ltd. (a)	260,000	126,853
Montage Technology Co. Ltd. Class A	639	7,315
Muyuan Foods Co. Ltd. Class A	4,276	25,078
Security Description	Shares	Value
Nanjing Securities Co. Ltd. Class A	8,400	$9,475
NARI Technology Co. Ltd. Class A	3,141	9,827
National Silicon Industry Group Co. Ltd. Class A	668	1,746
NAURA Technology Group Co. Ltd. Class A	200	12,347
NetEase, Inc.	110,525	2,970,799
NetEase, Inc. ADR	1	135
New China Life Insurance Co. Ltd. Class A	600	4,900
New China Life Insurance Co. Ltd. Class H (c)	58,400	318,038
New Hope Liuhe Co. Ltd. Class A (a)	100	131
New Oriental Education & Technology Group, Inc.	77,900	418,278
Ninestar Corp. Class A (a)	1,100	3,523
Ningbo Deye Technology Co. Ltd. Class A	364	2,676
Ningbo Orient Wires & Cables Co. Ltd. Class A	500	3,609
Ningbo Sanxing Medical Electric Co. Ltd. Class A	2,800	8,764
Ningbo Tuopu Group Co. Ltd. Class A	2,070	13,654
Ningxia Baofeng Energy Group Co. Ltd. Class A	6,100	13,745
NIO, Inc. Class A (a) (c)	98,840	344,996
Nongfu Spring Co. Ltd. Class H (b) (c)	127,400	650,795
OmniVision Integrated Circuits Group, Inc. Class A	875	15,593
Oppein Home Group, Inc. Class A	380	2,995
Orient Securities Co. Ltd. Class A	7,992	10,800
PDD Holdings, Inc. ADR (a)	44,100	4,615,506
People's Insurance Co. Group of China Ltd. Class A	9,800	11,916
People's Insurance Co. Group of China Ltd. Class H	551,000	419,041
PetroChina Co. Ltd. Class A	19,500	23,275
PetroChina Co. Ltd. Class H	1,336,000	1,148,790
Pharmaron Beijing Co. Ltd. Class A (a)	1,275	4,368
PICC Property & Casualty Co. Ltd. Class H	441,000	853,911
Ping An Bank Co. Ltd. Class A	8,300	13,986
Ping An Insurance Group Co. of China Ltd. Class A	5,700	44,148
Ping An Insurance Group Co. of China Ltd. Class H (c)	425,500	2,702,061
Piotech, Inc. Class A	52	1,116
Poly Developments & Holdings Group Co. Ltd. Class A	7,600	8,594
Pop Mart International Group Ltd. (b)	34,000	1,154,701
Postal Savings Bank of China Co. Ltd. Class A	27,500	21,000

See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Postal Savings Bank of China Co. Ltd. Class H (b)	575,000	$401,401
Power Construction Corp. of China Ltd. Class A	8,500	5,779
Qifu Technology, Inc. ADR	6,700	290,512
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	3,000	7,153
Range Intelligent Computing Technology Group Co. Ltd. Class A	1,000	6,915
Rockchip Electronics Co. Ltd. Class A	200	4,240
Rongsheng Petrochemical Co. Ltd. Class A	5,155	5,959
SAIC Motor Corp. Ltd. Class A	5,300	11,875
Sailun Group Co. Ltd. Class A	3,000	5,495
Sanan Optoelectronics Co. Ltd. Class A (a)	5,100	8,843
Sany Heavy Industry Co. Ltd. Class A	6,655	16,677
Satellite Chemical Co. Ltd. Class A	3,586	8,676
SDIC Capital Co. Ltd. Class A	600	630
SDIC Power Holdings Co. Ltd. Class A	4,900	10,083
Seres Group Co. Ltd. Class A	1,100	20,627
SF Holding Co. Ltd. Class A	4,000	27,228
SG Micro Corp. Class A	1,140	11,581
Shaanxi Coal Industry Co. Ltd. Class A	7,300	19,608
Shandong Gold Mining Co. Ltd. Class A	3,028	13,497
Shandong Gold Mining Co. Ltd. Class H (b) (c)	51,250	177,906
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	150	454
Shandong Nanshan Aluminum Co. Ltd. Class A	10,389	5,555
Shandong Sun Paper Industry JSC Ltd. Class A	3,900	7,328
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	164,000	127,648
Shanghai Baosight Software Co. Ltd. Class A	3,000	9,892
Shanghai Baosight Software Co. Ltd. Class B	46,778	63,384
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	362	6,654
Shanghai Electric Group Co. Ltd. Class A (a)	7,000	7,222
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	2,020	7,075
Shanghai International Airport Co. Ltd. Class A	2,968	13,164
Shanghai M&G Stationery, Inc. Class A	1,600	6,475
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,700	6,739
Security Description	Shares	Value
Shanghai Pudong Development Bank Co. Ltd. Class A	13,800	$26,740
Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,554	4,074
Shanghai RAAS Blood Products Co. Ltd. Class A	2,800	2,685
Shanghai Rural Commercial Bank Co. Ltd. Class A	11,000	14,896
Shanghai United Imaging Healthcare Co. Ltd. Class A	210	3,745
Shanjin International Gold Co. Ltd. Class A	3,460	9,149
Shanxi Coking Coal Energy Group Co. Ltd. Class A	13,200	11,794
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,600	6,775
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	580	14,282
Shenergy Co. Ltd. Class A (a)	100	120
Shengyi Technology Co. Ltd. Class A	2,800	11,785
Shennan Circuits Co. Ltd. Class A	208	3,131
Shenwan Hongyuan Group Co. Ltd. Class A	26,800	18,782
Shenzhen Inovance Technology Co. Ltd. Class A	1,650	14,873
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	600	18,826
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,200	9,502
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	800	5,286
Shenzhen Transsion Holdings Co. Ltd. Class A	1,331	14,809
Shenzhou International Group Holdings Ltd.	53,700	381,715
Sichuan Chuantou Energy Co. Ltd. Class A	5,300	11,868
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	2,300	11,533
Sichuan Road & Bridge Group Co. Ltd. Class A	1,000	1,382
Sieyuan Electric Co. Ltd. Class A (a)	1,200	12,214
Silergy Corp.	21,000	255,563
Sinolink Securities Co. Ltd. Class A	8,500	10,407
Sinopharm Group Co. Ltd. Class H	83,600	195,741
Sinotruk Hong Kong Ltd.	46,500	135,650
Smoore International Holdings Ltd. (b) (c)	121,000	281,152
SooChow Securities Co. Ltd. Class A	4,200	5,130
Southwest Securities Co. Ltd. Class A	3,100	1,883

See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Spring Airlines Co. Ltd. Class A	300	$2,331
Sungrow Power Supply Co. Ltd. Class A	1,900	17,976
Sunny Optical Technology Group Co. Ltd.	44,900	396,664
Sunwoda Electronic Co. Ltd. Class A	1,700	4,761
SUPCON Technology Co. Ltd. Class A	8	50
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,700	14,237
Suzhou TFC Optical Communication Co. Ltd. Class A	784	8,738
TAL Education Group ADR (a)	26,400	269,808
TBEA Co. Ltd. Class A	5,173	8,615
TCL Technology Group Corp. Class A (a)	10,420	6,299
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,150	3,377
Tencent Holdings Ltd.	409,100	26,213,669
Tencent Music Entertainment Group ADR	48,100	937,469
Tianqi Lithium Corp. Class A (a)	1,400	6,262
Tianshan Aluminum Group Co. Ltd. Class A	3,000	3,480
Tianshui Huatian Technology Co. Ltd. Class A	2,500	3,525
Tingyi Cayman Islands Holding Corp.	124,000	181,656
Tongcheng Travel Holdings Ltd.	82,400	205,528
TongFu Microelectronics Co. Ltd. Class A	1,500	5,365
Tongling Nonferrous Metals Group Co. Ltd. Class A	17,900	8,346
Tongwei Co. Ltd. Class A (a)	2,400	5,612
TravelSky Technology Ltd. Class H	57,000	76,242
Trina Solar Co. Ltd. Class A (a)	1,727	3,503
Trip.com Group Ltd.	39,367	2,286,796
Tsingtao Brewery Co. Ltd. Class A	200	1,939
Tsingtao Brewery Co. Ltd. Class H	40,000	261,146
Unigroup Guoxin Microelectronics Co. Ltd. Class A	879	8,082
Unisplendour Corp. Ltd. Class A	1,860	6,229
Victory Giant Technology Huizhou Co. Ltd. Class A	800	15,008
Vipshop Holdings Ltd. ADR	21,188	318,879
Wanhua Chemical Group Co. Ltd. Class A	2,400	18,180
Want Want China Holdings Ltd.	310,000	216,408
Weichai Power Co. Ltd. Class A	4,500	9,662
Weichai Power Co. Ltd. Class H	124,000	251,791
Wens Foodstuff Group Co. Ltd. Class A	6,640	15,833
Western Securities Co. Ltd. Class A	3,600	3,960
Security Description	Shares	Value
Western Superconducting Technologies Co. Ltd. Class A	1,083	$7,844
Wingtech Technology Co. Ltd. Class A	1,100	5,149
Wintime Energy Group Co. Ltd. Class A	50,600	9,466
Wuhan Guide Infrared Co. Ltd. Class A (a)	3,249	4,649
Wuliangye Yibin Co. Ltd. Class A	2,000	33,198
WUS Printed Circuit Kunshan Co. Ltd. Class A	2,080	12,364
WuXi AppTec Co. Ltd. Class A	1,833	17,797
WuXi AppTec Co. Ltd. Class H (b) (c)	19,591	196,284
Wuxi Biologics Cayman, Inc. (a) (b)	221,000	722,121
XCMG Construction Machinery Co. Ltd. Class A	7,600	8,244
Xiamen C & D, Inc. Class A	1,900	2,751
Xiamen Tungsten Co. Ltd. Class A	1,100	3,213
Xiaomi Corp. Class B (a) (b)	1,086,900	8,300,593
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	4,059	12,081
Xinyi Solar Holdings Ltd. (c)	280,089	88,844
XPeng, Inc. Class A (a)	79,400	714,094
Yadea Group Holdings Ltd. (b) (c)	78,238	125,181
Yankuang Energy Group Co. Ltd. Class A	3,295	5,598
Yankuang Energy Group Co. Ltd. Class H (c)	204,000	202,961
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	600	2,932
Yealink Network Technology Corp. Ltd. Class A	1,300	6,308
Yifeng Pharmacy Chain Co. Ltd. Class A	2,139	7,307
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,900	11,955
Yonyou Network Technology Co. Ltd. Class A (a)	678	1,265
Youngor Fashion Co. Ltd. Class A	5,400	5,503
YTO Express Group Co. Ltd. Class A	1,500	2,699
Yum China Holdings, Inc.	24,000	1,073,040
Yunnan Aluminium Co. Ltd. Class A	5,200	11,600
Yunnan Baiyao Group Co. Ltd. Class A	1,078	8,396
Yunnan Energy New Material Co. Ltd. Class A (a)	2,400	9,814
Yunnan Yuntianhua Co. Ltd. Class A	2,500	7,668
Yutong Bus Co. Ltd. Class A	2,200	7,635
Zangge Mining Co. Ltd. Class A	1,600	9,531
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	500	13,961
Zhaojin Mining Industry Co. Ltd. Class H	105,500	274,166

See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Zhejiang China Commodities City Group Co. Ltd. Class A	6,000	$17,322
Zhejiang Chint Electrics Co. Ltd. Class A	2,100	6,646
Zhejiang Dahua Technology Co. Ltd. Class A	3,300	7,316
Zhejiang Expressway Co. Ltd. Class H	106,840	98,266
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,580	8,166
Zhejiang Juhua Co. Ltd. Class A	300	1,201
Zhejiang Leapmotor Technology Co. Ltd. (a) (b)	32,400	225,768
Zhejiang Longsheng Group Co. Ltd. Class A	7,400	10,496
Zhejiang NHU Co. Ltd. Class A	3,216	9,549
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,900	6,997
Zhejiang Supor Co. Ltd. Class A	1,300	9,508
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	4,200	9,317
Zhejiang Weiming Environment Protection Co. Ltd. Class A	4,330	11,534
Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,600	5,623
Zheshang Securities Co. Ltd. Class A	3,700	5,635
Zhongji Innolight Co. Ltd. Class A	360	7,331
Zhongjin Gold Corp. Ltd. Class A	5,000	10,212
Zhongsheng Group Holdings Ltd.	54,000	83,236
Zhongtai Securities Co. Ltd. Class A	600	539
Zhuzhou CRRC Times Electric Co. Ltd. Class H	27,700	111,506
Zijin Mining Group Co. Ltd. Class A	10,000	27,223
Zijin Mining Group Co. Ltd. Class H (c)	364,000	929,707
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,800	6,863
ZTE Corp. Class A	3,500	15,875
ZTE Corp. Class H	47,600	147,348
ZTO Express Cayman, Inc.	26,500	467,548
		141,001,773
COLOMBIA — 0.1%
Grupo Cibest SA	16,582	207,021
Interconexion Electrica SA ESP	28,151	136,310
		343,331
CZECH REPUBLIC — 0.2%
CEZ AS	10,201	597,316
Komercni Banka AS	4,760	229,441
Moneta Money Bank AS (b)	16,839	115,793
		942,550
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	147,098	250,259
Security Description	Shares	Value
Eastern Co. SAE	96,774	$58,592
Talaat Moustafa Group	44,233	49,589
		358,440
GREECE — 0.6%
Alpha Bank SA	134,642	472,568
Eurobank Ergasias Services & Holdings SA Class A	164,141	561,846
FF Group (a) (d)	3,869	—
Hellenic Telecommunications Organization SA	10,751	203,688
Jumbo SA	7,244	249,148
Metlen Energy & Metals SA	6,336	342,274
National Bank of Greece SA	54,971	698,835
OPAP SA	11,642	263,070
Piraeus Financial Holdings SA	67,100	463,297
Public Power Corp. SA	11,454	186,351
		3,441,077
HONG KONG — 0.1%
China Huishan Dairy Holdings Co. Ltd. (a) (d)	406,100	—
J&T Global Express Ltd. (a)	151,400	130,763
Orient Overseas International Ltd.	8,500	144,446
Sino Biopharmaceutical Ltd.	651,000	436,212
		711,421
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	25,556	221,708
OTP Bank Nyrt	14,191	1,129,434
Richter Gedeon Nyrt	8,959	263,110
		1,614,252
INDIA — 18.0%
ABB India Ltd.	3,483	246,949
Adani Enterprises Ltd.	10,145	309,863
Adani Ports & Special Economic Zone Ltd.	34,129	577,121
Adani Power Ltd. (a)	36,328	248,124
Alkem Laboratories Ltd.	2,583	148,757
Ambuja Cements Ltd.	38,685	260,479
APL Apollo Tubes Ltd.	11,608	235,395
Apollo Hospitals Enterprise Ltd.	6,370	537,914
Ashok Leyland Ltd.	92,333	270,141
Asian Paints Ltd.	24,262	662,311
Astral Ltd.	7,465	131,160
AU Small Finance Bank Ltd. (b)	22,722	216,596
Aurobindo Pharma Ltd. (a)	17,216	227,807
Avenue Supermarts Ltd. (a) (b)	10,276	523,901
Axis Bank Ltd.	145,374	2,032,795
Bajaj Auto Ltd.	4,228	412,940
Bajaj Finance Ltd.	177,902	1,942,691
Bajaj Finserv Ltd.	24,220	580,647
Bajaj Holdings & Investment Ltd.	1,679	281,511
Balkrishna Industries Ltd.	4,813	137,234
Bank of Baroda	65,575	190,226
Bharat Electronics Ltd.	231,533	1,137,957
Bharat Forge Ltd.	17,266	263,359

See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Bharat Heavy Electricals Ltd.	66,257	$205,740
Bharat Petroleum Corp. Ltd.	96,397	373,122
Bharti Airtel Ltd.	162,841	3,815,826
Bosch Ltd.	456	173,765
Britannia Industries Ltd.	6,843	466,866
BSE Ltd.	12,559	405,663
Canara Bank	119,414	159,014
CG Power & Industrial Solutions Ltd.	39,217	311,939
Cholamandalam Investment & Finance Co. Ltd.	26,556	504,118
Cipla Ltd.	34,001	597,039
Coal India Ltd.	118,208	540,248
Colgate-Palmolive India Ltd.	8,536	239,587
Container Corp. of India Ltd.	16,431	145,572
Coromandel International Ltd.	7,410	216,459
Cummins India Ltd.	8,722	345,727
Dabur India Ltd.	34,875	197,331
Divi's Laboratories Ltd.	7,568	600,913
Dixon Technologies India Ltd.	2,296	401,131
DLF Ltd.	47,188	460,985
Dr. Reddy's Laboratories Ltd.	37,001	553,678
Eicher Motors Ltd.	8,764	578,050
Eternal Ltd. (a)	305,538	941,090
FSN E-Commerce Ventures Ltd. (a)	71,357	173,392
GAIL India Ltd.	149,230	332,079
GMR Airports Ltd. (a)	163,421	162,335
Godrej Consumer Products Ltd.	26,004	357,312
Godrej Properties Ltd. (a)	9,464	258,572
Grasim Industries Ltd.	17,192	570,227
Havells India Ltd.	16,101	291,211
HCL Technologies Ltd.	60,475	1,218,949
HDFC Asset Management Co. Ltd. (b)	6,235	377,459
HDFC Bank Ltd.	359,509	8,390,360
HDFC Life Insurance Co. Ltd. (b)	61,231	581,395
Hero MotoCorp Ltd.	7,623	376,626
Hindalco Industries Ltd.	85,284	689,004
Hindustan Aeronautics Ltd.	12,739	723,372
Hindustan Petroleum Corp. Ltd.	61,962	316,493
Hindustan Unilever Ltd.	52,395	1,401,884
Hyundai Motor India Ltd. (a)	10,365	268,274
ICICI Bank Ltd.	334,586	5,640,677
ICICI Lombard General Insurance Co. Ltd. (b)	15,289	363,720
ICICI Prudential Life Insurance Co. Ltd. (b)	22,301	171,080
IDFC First Bank Ltd. (a)	234,148	198,873
Indian Hotels Co. Ltd.	54,000	478,734
Indian Oil Corp. Ltd.	182,981	313,560
Indian Railway Catering & Tourism Corp. Ltd.	16,175	147,397
Indus Towers Ltd. (a)	78,752	386,689
IndusInd Bank Ltd. (a)	36,288	369,015
Info Edge India Ltd.	22,653	393,126
Infosys Ltd.	210,866	3,938,493
Security Description	Shares	Value
InterGlobe Aviation Ltd. (a) (b)	12,022	$837,797
ITC Ltd.	190,172	923,474
Jindal Stainless Ltd.	20,386	167,609
Jindal Steel & Power Ltd.	26,149	287,133
Jio Financial Services Ltd. (a)	181,223	690,469
JSW Energy Ltd.	27,589	167,960
JSW Steel Ltd.	39,480	469,792
Jubilant Foodworks Ltd.	23,276	190,475
Kalyan Jewellers India Ltd.	25,468	165,070
Kotak Mahindra Bank Ltd.	69,340	1,749,266
Larsen & Toubro Ltd.	42,730	1,828,481
LTIMindtree Ltd. (b)	4,741	293,935
Lupin Ltd.	14,483	327,286
Macrotech Developers Ltd. (b)	18,815	303,681
Mahindra & Mahindra Ltd.	59,157	2,195,762
Mankind Pharma Ltd. (a)	7,559	204,470
Marico Ltd.	32,581	274,427
Maruti Suzuki India Ltd.	7,968	1,152,090
Max Healthcare Institute Ltd.	49,357	734,370
Mphasis Ltd.	6,628	219,908
MRF Ltd.	153	253,977
Muthoot Finance Ltd.	7,736	236,689
Nestle India Ltd.	21,333	613,249
NHPC Ltd.	196,139	196,253
NMDC Ltd.	189,666	154,811
NTPC Ltd.	276,410	1,079,404
Oberoi Realty Ltd.	7,892	175,361
Oil & Natural Gas Corp. Ltd.	198,761	565,991
Oil India Ltd.	30,221	153,026
Oracle Financial Services Software Ltd.	1,353	141,768
Page Industries Ltd.	400	230,457
PB Fintech Ltd. (a)	21,745	462,462
Persistent Systems Ltd.	6,954	489,886
Petronet LNG Ltd.	47,954	168,812
Phoenix Mills Ltd.	12,341	224,731
PI Industries Ltd.	4,946	236,729
Pidilite Industries Ltd.	9,683	344,867
Polycab India Ltd.	3,307	252,614
Power Finance Corp. Ltd.	93,744	467,190
Power Grid Corp. of India Ltd.	294,519	1,029,924
Prestige Estates Projects Ltd.	10,685	206,499
Punjab National Bank	150,376	193,756
Rail Vikas Nigam Ltd.	32,158	149,128
REC Ltd.	83,023	389,558
Reliance Industries Ltd.	386,580	6,764,248
Samvardhana Motherson International Ltd.	199,380	359,958
SBI Cards & Payment Services Ltd.	18,156	201,778
SBI Life Insurance Co. Ltd. (b)	28,511	611,145
Shree Cement Ltd.	593	214,561
Shriram Finance Ltd.	89,490	737,593
Siemens Ltd.	5,713	216,602
Solar Industries India Ltd.	1,709	350,688

See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Sona Blw Precision Forgings Ltd. (b)	27,888	$156,529
SRF Ltd.	8,636	326,478
State Bank of India	113,058	1,081,473
Sun Pharmaceutical Industries Ltd.	61,098	1,193,819
Sundaram Finance Ltd.	4,150	250,350
Supreme Industries Ltd.	4,020	205,847
Suzlon Energy Ltd. (a)	603,044	476,191
Tata Communications Ltd.	7,600	149,820
Tata Consultancy Services Ltd.	57,375	2,316,141
Tata Consumer Products Ltd.	37,531	480,910
Tata Elxsi Ltd.	2,117	155,763
Tata Motors Ltd.	128,238	1,028,775
Tata Power Co. Ltd.	100,876	476,914
Tata Steel Ltd.	479,727	893,671
Tech Mahindra Ltd.	34,054	669,882
Thermax Ltd.	2,680	106,853
Titan Co. Ltd. (a)	22,488	967,645
Torrent Pharmaceuticals Ltd.	7,692	305,689
Torrent Power Ltd.	11,037	188,875
Trent Ltd.	11,600	840,986
Tube Investments of India Ltd.	6,679	242,129
TVS Motor Co. Ltd.	15,023	511,160
UltraTech Cement Ltd.	7,432	1,047,985
Union Bank of India Ltd.	101,800	182,328
United Spirits Ltd.	18,886	314,495
UPL Ltd. (e)	29,643	228,561
UPL Ltd. (a) (e)	4,162	20,900
Varun Beverages Ltd.	86,538	461,701
Vedanta Ltd.	87,151	468,325
Vodafone Idea Ltd. (a)	1,645,032	142,521
Voltas Ltd.	14,523	222,536
Wipro Ltd.	165,330	512,762
Yes Bank Ltd. (a)	897,174	212,786
Zydus Lifesciences Ltd.	16,065	185,442
		100,783,461
INDONESIA — 1.2%
Alamtri Resources Indonesia Tbk. PT	742,200	83,660
Amman Mineral Internasional PT (a)	423,800	220,580
Astra International Tbk. PT	1,285,100	356,203
Bank Central Asia Tbk. PT	3,538,300	1,890,653
Bank Mandiri Persero Tbk. PT	2,370,300	712,477
Bank Negara Indonesia Persero Tbk. PT	936,500	237,658
Bank Rakyat Indonesia Persero Tbk. PT	4,319,613	995,094
Barito Pacific Tbk. PT (a)	1,363,942	139,461
Chandra Asri Pacific Tbk. PT	513,000	312,034
Charoen Pokphand Indonesia Tbk. PT	478,600	138,554
GoTo Gojek Tokopedia Tbk. PT (a)	58,658,100	209,558
Indofood CBP Sukses Makmur Tbk. PT	160,300	103,674
Security Description	Shares	Value
Indofood Sukses Makmur Tbk. PT	284,300	$142,281
Kalbe Farma Tbk. PT	1,349,700	126,781
Sumber Alfaria Trijaya Tbk. PT	1,219,000	179,452
Telkom Indonesia Persero Tbk. PT	3,162,400	541,514
United Tractors Tbk. PT	90,600	119,702
		6,509,336
KUWAIT — 0.8%
Boubyan Bank KSCP	101,488	238,991
Gulf Bank KSCP	129,885	152,506
Kuwait Finance House KSCP	702,973	1,843,939
Mabanee Co. KPSC	40,868	116,823
Mobile Telecommunications Co. KSCP	124,874	197,266
National Bank of Kuwait SAKP	526,590	1,720,567
		4,270,092
LUXEMBOURG — 0.0% *
Reinet Investments SCA	8,639	280,079
MALAYSIA — 1.3%
AMMB Holdings Bhd.	163,300	197,798
Axiata Group Bhd.	179,293	98,365
CelcomDigi Bhd.	229,200	213,931
CIMB Group Holdings Bhd.	516,036	832,178
Gamuda Bhd.	298,611	339,710
Genting Bhd.	145,900	105,687
Hong Leong Bank Bhd.	41,400	192,718
IHH Healthcare Bhd.	137,600	222,879
IOI Corp. Bhd.	167,500	148,783
Kuala Lumpur Kepong Bhd.	31,210	153,437
Malayan Banking Bhd.	347,977	801,657
Maxis Bhd.	144,000	123,463
MISC Bhd.	89,300	160,975
Mr. DIY Group M Bhd. (b)	215,150	83,802
Nestle Malaysia Bhd.	4,500	81,995
Petronas Chemicals Group Bhd.	174,400	144,557
Petronas Dagangan Bhd.	19,600	100,176
Petronas Gas Bhd.	51,600	215,935
PPB Group Bhd.	41,120	100,395
Press Metal Aluminium Holdings Bhd.	233,100	286,773
Public Bank Bhd.	921,800	943,583
QL Resources Bhd.	105,950	115,751
RHB Bank Bhd.	103,451	154,790
SD Guthrie Bhd.	130,736	144,072
Sime Darby Bhd.	167,369	65,588
Sunway Bhd.	157,900	176,257
Telekom Malaysia Bhd.	74,161	115,367
Tenaga Nasional Bhd.	166,900	570,009
YTL Corp. Bhd.	210,600	116,041
YTL Power International Bhd.	159,800	151,052
		7,157,724
MEXICO — 2.1%
Alfa SAB de CV Class A (c)	223,671	164,095
America Movil SAB de CV	1,158,821	1,029,272
Arca Continental SAB de CV (c)	32,100	336,989

See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Cemex SAB de CV (c)	958,417	$656,971
Coca-Cola Femsa SAB de CV (c)	33,035	317,935
Fibra Uno Administracion SA de CV REIT	187,058	256,645
Fomento Economico Mexicano SAB de CV	111,080	1,135,965
Gruma SAB de CV Class B (c)	10,045	172,151
Grupo Aeroportuario del Centro Norte SAB de CV (c)	18,200	237,471
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	24,710	563,378
Grupo Aeroportuario del Sureste SAB de CV Class B	11,445	362,912
Grupo Bimbo SAB de CV (c)	83,315	230,867
Grupo Carso SAB de CV (c)	35,504	251,415
Grupo Comercial Chedraui SA de CV (c)	18,800	148,274
Grupo Financiero Banorte SAB de CV Class O (c)	160,503	1,457,203
Grupo Financiero Inbursa SAB de CV Class O (c)	117,626	301,599
Grupo Mexico SAB de CV (c)	197,336	1,187,233
Industrias Penoles SAB de CV (a) (c)	12,495	345,081
Kimberly-Clark de Mexico SAB de CV Class A (c)	96,389	175,155
Prologis Property Mexico SA de CV REIT	67,288	252,597
Promotora y Operadora de Infraestructura SAB de CV	11,940	133,627
Qualitas Controladora SAB de CV (c)	12,900	131,574
Southern Copper Corp.	5,618	568,373
Wal-Mart de Mexico SAB de CV (c)	331,594	1,090,862
		11,507,644
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	10,100	165,842
Credicorp Ltd.	4,300	961,136
		1,126,978
PHILIPPINES — 0.5%
Ayala Corp.	15,405	155,882
Ayala Land, Inc.	429,600	205,915
Bank of the Philippine Islands	132,621	306,067
BDO Unibank, Inc.	151,224	410,208
International Container Terminal Services, Inc.	63,820	465,649
Jollibee Foods Corp.	29,640	113,656
Manila Electric Co.	17,480	167,104
Metropolitan Bank & Trust Co.	110,847	142,667
PLDT, Inc.	4,961	107,182
SM Investments Corp.	14,360	222,296
SM Prime Holdings, Inc.	648,300	269,885
		2,566,511
Security Description	Shares	Value
POLAND — 1.1%
Allegro.eu SA (a) (b)	37,384	$357,831
Bank Millennium SA (a)	37,663	149,037
Bank Polska Kasa Opieki SA	11,613	594,508
Budimex SA	790	121,809
CCC SA (a)	3,386	191,612
CD Projekt SA	4,162	323,401
Dino Polska SA (a) (b)	3,094	450,348
KGHM Polska Miedz SA (a)	9,063	323,271
LPP SA	70	284,165
mBank SA (a)	970	214,199
ORLEN SA	36,878	837,823
PGE Polska Grupa Energetyczna SA (a)	59,302	187,157
Powszechna Kasa Oszczednosci Bank Polski SA	55,433	1,154,141
Powszechny Zaklad Ubezpieczen SA	38,227	666,427
Santander Bank Polska SA	2,656	362,781
Zabka Group SA (a)	18,887	113,100
		6,331,610
QATAR — 0.7%
Al Rayan Bank	381,044	243,634
Barwa Real Estate Co.	129,353	98,587
Commercial Bank PSQC	203,377	254,151
Dukhan Bank	118,149	118,052
Industries Qatar QSC	95,091	322,542
Mesaieed Petrochemical Holding Co.	351,384	129,899
Ooredoo QPSC	51,259	179,920
Qatar Electricity & Water Co. QSC	26,856	119,491
Qatar Fuel QSC	37,688	155,058
Qatar Gas Transport Co. Ltd.	173,885	236,877
Qatar International Islamic Bank QSC	62,980	188,369
Qatar Islamic Bank QPSC	113,314	689,345
Qatar National Bank QPSC	294,192	1,401,876
		4,137,801
ROMANIA — 0.0% *
NEPI Rockcastle NV	36,031	273,610
RUSSIA — 0.0%
Alrosa PJSC (d)	308,085	—
Gazprom PJSC (d)	1,420,638	—
GMK Norilskiy Nickel PAO (a) (d)	757,200	—
Inter RAO UES PJSC (a) (d)	4,533,728	—
LUKOIL PJSC (a) (d)	49,922	—
Mobile TeleSystems PJSC (d)	13,301	—
Mobile TeleSystems PJSC ADR (a) (d)	48,094	—
Moscow Exchange MICEX-RTS PJSC (a) (d)	172,751	—
Novatek PJSC (d)	91,850	—
Novatek PJSC GDR (a) (d)	930	—
Novolipetsk Steel PJSC (a) (d)	181,543	—

See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Ozon Holdings PLC ADR (a) (c) (d)	6,064	$—
PhosAgro PJSC (a) (d)	106	—
PhosAgro PJSC GDR (a) (d)	16,519	—
Polyus PJSC (a) (d)	40,210	—
Rosneft Oil Co. PJSC (d)	140,958	—
Sberbank of Russia PJSC (d)	1,296,064	—
Severstal PAO (d)	25,372	—
Surgutneftegas PAO (d)	874,000	—
Surgutneftegas PAO Preference Shares (d)	807,200	—
Tatneft PJSC (d)	170,112	—
TCS Group Holding PLC GDR (a) (d)	346	—
United Co. RUSAL International PJSC (a) (d)	365,310	—
VK IPJSC GDR (a) (d)	12,460	—
VTB Bank PJSC (a) (d)	76,130	—
		—
SAUDI ARABIA — 3.5%
ACWA Power Co. (a)	9,371	639,642
Ades Holding Co.	20,966	76,586
Al Rajhi Bank	124,366	3,136,921
Al Rajhi Co. for Co-operative Insurance (a)	2,546	87,299
Alinma Bank	77,529	554,413
Almarai Co. JSC	30,917	417,942
Arab National Bank	56,569	327,604
Arabian Internet & Communications Services Co.	1,485	105,480
Bank AlBilad	47,303	331,960
Bank Al-Jazira (a)	39,062	133,835
Banque Saudi Fransi	77,724	370,124
Bupa Arabia for Cooperative Insurance Co.	5,180	245,983
Co. for Cooperative Insurance	4,703	198,127
Dallah Healthcare Co.	2,064	71,873
Dar Al Arkan Real Estate Development Co. (a)	34,777	178,035
Dr. Sulaiman Al Habib Medical Services Group Co.	5,518	399,009
Elm Co.	1,514	404,285
Etihad Etisalat Co.	23,783	376,038
Jabal Omar Development Co. (a)	36,401	195,277
Jarir Marketing Co.	39,618	132,465
Makkah Construction & Development Co.	6,120	150,124
Mouwasat Medical Services Co.	6,441	129,576
Nahdi Medical Co.	2,384	81,172
Riyad Bank	94,019	720,466
SABIC Agri-Nutrients Co.	14,715	420,597
Sahara International Petrochemical Co.	24,183	127,798
SAL Saudi Logistics Services	1,456	72,907
Saudi Arabian Mining Co. (a)	84,323	1,205,096
Saudi Arabian Oil Co. (b)	383,796	2,488,713
Security Description	Shares	Value
Saudi Aramco Base Oil Co.	3,105	$84,610
Saudi Awwal Bank	63,752	572,842
Saudi Basic Industries Corp.	56,967	830,088
Saudi Electricity Co.	51,824	203,123
Saudi Industrial Investment Group	20,528	91,789
Saudi Investment Bank	38,174	147,790
Saudi Kayan Petrochemical Co. (a)	44,510	61,356
Saudi National Bank	186,424	1,795,397
Saudi Research & Media Group (a)	2,313	119,273
Saudi Tadawul Group Holding Co.	3,028	142,418
Saudi Telecom Co.	126,776	1,437,955
Yanbu National Petrochemical Co.	17,154	138,128
		19,404,116
SOUTH AFRICA — 2.9%
Absa Group Ltd.	53,670	531,528
Aspen Pharmacare Holdings Ltd.	24,905	167,456
Bid Corp. Ltd.	21,288	559,930
Bidvest Group Ltd.	20,420	268,325
Capitec Bank Holdings Ltd.	5,516	1,102,179
Clicks Group Ltd.	15,440	322,332
Discovery Ltd.	34,298	414,558
FirstRand Ltd.	321,535	1,369,458
Gold Fields Ltd.	57,020	1,334,052
Harmony Gold Mining Co. Ltd.	36,080	497,024
Impala Platinum Holdings Ltd. (a)	57,417	513,486
Kumba Iron Ore Ltd.	4,124	66,146
MTN Group Ltd.	107,689	853,453
Naspers Ltd. Class N	10,434	3,238,234
Nedbank Group Ltd.	29,484	403,240
Old Mutual Ltd.	264,968	179,963
OUTsurance Group Ltd.	53,146	234,251
Pepkor Holdings Ltd. (b) (c)	156,312	239,509
Remgro Ltd. (c)	32,235	286,957
Sanlam Ltd.	113,720	567,408
Sasol Ltd. (a)	36,005	159,570
Shoprite Holdings Ltd.	32,082	499,971
Standard Bank Group Ltd.	83,944	1,074,757
Valterra Platinum Ltd.	13,418	596,715
Vodacom Group Ltd.	40,017	307,819
Woolworths Holdings Ltd.	61,048	177,807
		15,966,128
SOUTH KOREA — 10.7%
Alteogen, Inc. (a)	2,539	699,843
Amorepacific Corp.	1,814	183,739
Celltrion, Inc.	10,349	1,223,844
CJ CheilJedang Corp.	538	99,260
Coway Co. Ltd.	3,404	244,152
DB Insurance Co. Ltd.	3,012	275,178
Doosan Bobcat, Inc.	3,228	139,204
Doosan Enerbility Co. Ltd. (a)	28,553	1,447,114
Ecopro BM Co. Ltd. (a)	3,121	232,641
Ecopro Co. Ltd.	6,387	213,673
Hana Financial Group, Inc.	18,197	1,163,605

See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Hanjin Kal Corp.	1,509	$132,160
Hankook Tire & Technology Co. Ltd.	4,626	136,250
Hanmi Semiconductor Co. Ltd.	2,682	202,700
Hanwha Aerospace Co. Ltd.	2,033	1,277,404
Hanwha Ocean Co. Ltd. (a)	6,075	357,406
Hanwha Systems Co. Ltd.	4,703	202,115
HD Hyundai Co. Ltd.	2,722	261,188
HD Hyundai Electric Co. Ltd.	1,488	558,992
HD Hyundai Heavy Industries Co. Ltd.	1,401	444,820
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,696	731,132
HLB, Inc. (a)	7,600	276,497
HMM Co. Ltd.	16,870	281,250
HYBE Co. Ltd.	1,440	329,698
Hyundai Glovis Co. Ltd.	2,401	239,815
Hyundai Mobis Co. Ltd.	3,865	821,914
Hyundai Motor Co.	8,670	1,307,310
Hyundai Motor Co. Preference Shares (e)	2,287	269,268
Hyundai Motor Co. Preference Shares (e)	1,403	160,613
Hyundai Rotem Co. Ltd.	4,854	706,736
Industrial Bank of Korea	18,158	245,677
Kakao Corp.	19,673	874,615
KakaoBank Corp.	10,661	236,981
KB Financial Group, Inc.	23,708	1,948,145
Kia Corp.	15,115	1,085,243
Korea Aerospace Industries Ltd.	4,692	312,197
Korea Electric Power Corp.	16,499	480,447
Korea Investment Holdings Co. Ltd.	2,641	273,180
Korea Zinc Co. Ltd.	275	166,883
Korean Air Lines Co. Ltd.	11,775	199,798
Krafton, Inc. (a)	1,834	493,288
KT&G Corp.	6,079	575,199
LG Chem Ltd.	3,149	493,490
LG Corp.	5,448	321,325
LG Display Co. Ltd. (a)	20,158	133,829
LG Electronics, Inc.	6,903	377,476
LG Energy Solution Ltd. (a)	2,968	653,153
LG H&H Co. Ltd.	624	147,724
LG Innotek Co. Ltd.	929	101,463
LG Uplus Corp.	14,252	151,010
LS Electric Co. Ltd.	933	206,703
Meritz Financial Group, Inc.	5,286	440,631
Mirae Asset Securities Co. Ltd.	14,219	225,991
NAVER Corp.	9,084	1,766,857
NH Investment & Securities Co. Ltd.	9,024	133,662
Orion Corp.	1,449	116,813
POSCO Future M Co. Ltd. (a)	2,024	189,563
POSCO Holdings, Inc.	4,599	889,403
Posco International Corp.	3,475	127,969
Samsung Biologics Co. Ltd. (a) (b)	1,139	837,202
Samsung C&T Corp.	5,415	647,585
Security Description	Shares	Value
Samsung Electro-Mechanics Co. Ltd.	3,526	$351,921
Samsung Electronics Co. Ltd.	300,696	13,323,667
Samsung Electronics Co. Ltd. Preference Shares	51,746	1,897,916
Samsung Fire & Marine Insurance Co. Ltd.	1,947	626,110
Samsung Heavy Industries Co. Ltd. (a)	42,979	533,734
Samsung Life Insurance Co. Ltd.	5,058	477,467
Samsung SDI Co. Ltd.	4,006	512,920
Samsung SDS Co. Ltd.	2,673	335,907
Samyang Foods Co. Ltd.	260	268,746
Shinhan Financial Group Co. Ltd.	27,114	1,233,550
SK Biopharmaceuticals Co. Ltd. (a)	2,022	137,836
SK Hynix, Inc.	34,663	7,499,701
SK Innovation Co. Ltd.	4,265	386,808
SK Square Co. Ltd. (a)	5,930	804,083
SK Telecom Co. Ltd.	3,369	141,540
SK, Inc.	2,281	345,632
SKC Co. Ltd. (a)	1,171	95,617
S-Oil Corp.	2,959	131,331
Woori Financial Group, Inc.	40,316	670,639
Yuhan Corp.	3,531	272,622
		59,520,770
TAIWAN — 18.8%
Accton Technology Corp.	32,000	799,671
Acer, Inc.	189,000	196,039
Advantech Co. Ltd.	29,697	345,645
Alchip Technologies Ltd.	5,000	529,748
ASE Technology Holding Co. Ltd.	209,307	1,056,853
Asia Cement Corp.	151,000	220,462
Asia Vital Components Co. Ltd.	21,000	534,130
Asustek Computer, Inc.	45,000	992,058
AUO Corp.	407,200	172,153
Catcher Technology Co. Ltd.	40,000	290,292
Cathay Financial Holding Co. Ltd.	607,634	1,306,292
Chailease Holding Co. Ltd.	95,355	412,926
Chang Hwa Commercial Bank Ltd.	387,047	247,767
Cheng Shin Rubber Industry Co. Ltd.	116,000	150,103
China Airlines Ltd.	196,000	144,927
China Steel Corp.	745,000	479,461
Chunghwa Telecom Co. Ltd.	241,000	1,113,755
Compal Electronics, Inc.	263,000	261,091
CTBC Financial Holding Co. Ltd.	1,065,040	1,593,258
Delta Electronics, Inc.	124,000	1,753,115
E Ink Holdings, Inc.	55,000	416,096
E.Sun Financial Holding Co. Ltd.	912,069	1,025,656
Eclat Textile Co. Ltd. (a)	12,550	176,143
Elite Material Co. Ltd.	19,000	573,668
eMemory Technology, Inc.	4,000	323,155
Eva Airways Corp.	177,000	241,760
Evergreen Marine Corp. Taiwan Ltd.	68,300	465,278

See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Far Eastern New Century Corp.	192,000	$216,240
Far EasTone Telecommunications Co. Ltd.	115,000	352,732
Feng TAY Enterprise Co. Ltd.	32,204	135,047
First Financial Holding Co. Ltd.	712,138	708,189
Formosa Chemicals & Fibre Corp.	224,000	175,599
Formosa Plastics Corp.	260,000	310,181
Fortune Electric Co. Ltd.	8,900	171,529
Fubon Financial Holding Co. Ltd.	522,331	1,560,985
Gigabyte Technology Co. Ltd.	34,000	329,385
Global Unichip Corp.	5,000	223,367
Globalwafers Co. Ltd.	16,000	165,138
Hon Hai Precision Industry Co. Ltd.	793,800	4,374,976
Hotai Motor Co. Ltd. (a)	19,520	376,875
Hua Nan Financial Holdings Co. Ltd.	566,043	527,056
Innolux Corp.	484,563	194,077
International Games System Co. Ltd.	16,000	469,944
Inventec Corp.	169,000	244,718
Jentech Precision Industrial Co. Ltd.	5,000	258,455
KGI Financial Holding Co. Ltd.	1,008,826	516,293
Largan Precision Co. Ltd.	6,000	488,840
Lite-On Technology Corp.	133,958	506,722
Lotes Co. Ltd.	5,000	231,069
MediaTek, Inc.	97,000	4,150,692
Mega Financial Holding Co. Ltd.	751,640	1,056,238
Micro-Star International Co. Ltd.	46,000	225,969
Nan Ya Plastics Corp.	324,000	302,793
Nien Made Enterprise Co. Ltd.	11,000	153,447
Novatek Microelectronics Corp.	37,000	690,299
Pegatron Corp.	129,000	339,148
PharmaEssentia Corp. (a)	16,000	300,151
Pou Chen Corp. (a)	139,000	147,270
President Chain Store Corp.	37,000	324,884
Quanta Computer, Inc.	172,000	1,616,254
Realtek Semiconductor Corp.	31,000	601,705
Ruentex Development Co. Ltd.	104,636	106,563
Shanghai Commercial & Savings Bank Ltd.	246,813	392,035
Shin Kong Financial Holding Co. Ltd. (a)	967,529	374,267
SinoPac Financial Holdings Co. Ltd.	689,118	570,884
Synnex Technology International Corp.	80,700	177,909
Taishin Financial Holding Co. Ltd.	736,185	396,923
Taiwan Business Bank	450,345	236,642
Taiwan Cooperative Financial Holding Co. Ltd.	673,051	570,246
Taiwan High Speed Rail Corp.	133,000	128,620
Taiwan Mobile Co. Ltd.	111,000	436,978
Taiwan Semiconductor Manufacturing Co. Ltd.	1,565,000	56,788,306
TCC Group Holdings Co. Ltd.	432,655	377,677
Security Description	Shares	Value
Unimicron Technology Corp.	82,000	$320,005
Uni-President Enterprises Corp.	309,000	856,805
United Microelectronics Corp.	716,000	1,083,363
Vanguard International Semiconductor Corp.	63,589	218,770
Voltronic Power Technology Corp.	4,000	172,532
Wan Hai Lines Ltd.	46,470	141,580
Wistron Corp.	174,000	729,666
Wiwynn Corp.	7,000	606,258
WPG Holdings Ltd.	103,880	249,636
Yageo Corp.	26,106	433,432
Yang Ming Marine Transport Corp.	112,000	272,600
Yuanta Financial Holding Co. Ltd.	662,092	774,012
Zhen Ding Technology Holding Ltd.	42,000	144,495
		104,827,973
THAILAND — 1.0%
Advanced Info Service PCL	66,500	568,678
Airports of Thailand PCL	269,300	250,589
Bangkok Dusit Medical Services PCL Class F	710,100	454,342
Bumrungrad Hospital PCL	37,200	159,631
Central Pattana PCL	131,500	187,084
Charoen Pokphand Foods PCL	252,800	178,856
CP ALL PCL	343,800	465,327
CP Axtra PCL	143,016	78,748
Delta Electronics Thailand PCL	197,100	582,046
Gulf Development PCL (a)	240,411	286,567
Home Product Center PCL	393,600	78,699
Kasikornbank PCL	37,000	174,707
Krung Thai Bank PCL	220,700	144,604
Minor International PCL	215,495	153,789
PTT Exploration & Production PCL	87,400	294,391
PTT Oil & Retail Business PCL	179,600	62,429
PTT PCL	631,900	583,135
SCB X PCL	54,800	198,070
Siam Cement PCL	48,954	252,986
TMBThanachart Bank PCL	1,582,300	91,992
True Corp. PCL (a) (c)	677,974	231,492
		5,478,162
TURKEY — 0.5%
Akbank TAS	195,863	335,679
Aselsan Elektronik Sanayi Ve Ticaret AS	88,647	335,933
BIM Birlesik Magazalar AS	28,905	359,374
Coca-Cola Icecek AS	56,931	70,388
Eregli Demir ve Celik Fabrikalari TAS	217,468	145,695
Ford Otomotiv Sanayi AS	43,258	97,020
Haci Omer Sabanci Holding AS	72,366	163,032
KOC Holding AS	50,056	193,716
Pegasus Hava Tasimaciligi AS (a)	17,233	111,297
Sasa Polyester Sanayi AS (a)	686,733	52,808
Turk Hava Yollari AO	34,638	246,771
Turkcell Iletisim Hizmetleri AS	79,383	191,807

See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Turkiye Is Bankasi AS Class C	546,189	$183,237
Turkiye Petrol Rafinerileri AS	60,101	211,445
Turkiye Sise ve Cam Fabrikalari AS	84,758	76,763
Yapi ve Kredi Bankasi AS (a)	206,694	164,655
		2,939,620
UNITED ARAB EMIRATES — 1.6%
Abu Dhabi Commercial Bank PJSC	185,163	679,580
Abu Dhabi Islamic Bank PJSC	91,882	537,856
Abu Dhabi National Oil Co. for Distribution PJSC	203,031	202,873
ADNOC Drilling Co. PJSC	205,287	318,591
Adnoc Gas PLC	389,676	362,850
Aldar Properties PJSC	243,513	591,403
Americana Restaurants International PLC - Foreign Co.	197,024	120,698
Dubai Electricity & Water Authority PJSC	379,350	291,263
Dubai Islamic Bank PJSC	184,062	454,536
Emaar Development PJSC	63,917	234,935
Emaar Properties PJSC	420,242	1,556,092
Emirates NBD Bank PJSC	121,263	752,766
Emirates Telecommunications Group Co. PJSC	220,334	1,055,823
First Abu Dhabi Bank PJSC	281,343	1,271,572
Multiply Group PJSC (a)	214,554	140,783
Salik Co. PJSC	117,379	193,349
		8,764,970
UNITED KINGDOM — 0.2%
Anglogold Ashanti PLC	32,092	1,446,296
UNITED STATES — 0.1%
JBS NV BDR (a)	24,650	353,230
Legend Biotech Corp. ADR (a)	4,000	141,960
		495,190
TOTAL COMMON STOCKS (Cost $321,504,838)		539,048,365
PREFERRED STOCKS — 0.1%
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 9.80% (Cost $205,274)	29,276	330,815
RIGHTS — 0.0% *
SOUTH KOREA — 0.0% *
Hanwha Aerospace Co. Ltd. (expiring 07/02/25) (a)	148	17,985
POSCO Future M Co. Ltd. (expiring 07/22/25) (a)	240	5,335
TOTAL RIGHTS (Cost $0)		23,320
Security Description	Shares	Value
WARRANTS — 3.1%
MALAYSIA — 0.0% *
YTL Corp. Bhd. (expiring 06/02/28) (a)	42,120	$8,203
YTL Power International Bhd. (expiring 06/02/28) (a)	31,960	11,614
		19,817
SWITZERLAND — 3.1%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27) (a)	5,200	7,188,158
UBS AG (expiring 06/04/27) (a)	4,202	5,541,593
UBS AG (expiring 11/26/27) (a)	3,600	4,643,557
		17,373,308
TOTAL WARRANTS (Cost $15,894,439)		17,393,125
SHORT-TERM INVESTMENT — 1.0%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $5,736,524)	5,736,524	5,736,524
TOTAL INVESTMENTS — 100.8% (Cost $343,341,075)		562,532,149
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(4,412,983)
NET ASSETS — 100.0%		$558,119,166
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.9% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	92	09/19/2025	$5,535,062	$5,674,100	$139,038

During the period ended June 30, 2025, the average notional value related to futures contracts was $12,374,544.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$533,570,203	$5,478,162	$0(a)	$539,048,365
Preferred Stocks	330,815	—	—	330,815
Rights	—	23,320	—	23,320
Warrants	—	17,393,125	—	17,393,125
Short-Term Investment	5,736,524	—	—	5,736,524
TOTAL INVESTMENTS	$539,637,542	$22,894,607	$0	$562,532,149
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$139,038	$—	$—	$139,038
TOTAL OTHER FINANCIAL INSTRUMENTS:	$139,038	$—	$—	$139,038
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2025.

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,362,897	$27,362,897	$84,626,360	$111,989,257	$—	$—	—	$—	$276,072
State Street Navigator Securities Lending Portfolio II	6,592,877	6,592,877	31,623,451	32,479,804	—	—	5,736,524	5,736,524	11,529
Total		$33,955,774	$116,249,811	$144,469,061	$—	$—		$5,736,524	$287,601
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$556,795,625
Investments in affiliated issuers, at value	5,736,524
Total Investments	562,532,149
Foreign currency, at value	2,557,060
Net cash at broker	84,123
Receivable from broker — accumulated variation margin on futures contracts	139,303
Receivable for investments sold	3,746,692
Receivable for fund shares sold	79,502
Dividends receivable — unaffiliated issuers	1,841,118
Dividends receivable — affiliated issuers	13,122
Securities lending income receivable — unaffiliated issuers	5,276
Securities lending income receivable — affiliated issuers	1,840
Receivable from Adviser	82,826
Receivable for foreign taxes recoverable	37,645
TOTAL ASSETS	571,120,656
LIABILITIES
Due to custodian	284,688
Payable upon return of securities loaned	5,736,524
Payable for fund shares repurchased	174,207
Deferred foreign taxes payable	6,420,949
Advisory fee payable	36,333
Custodian fees payable	220,941
Administration fees payable	22,710
Trustees’ fees and expenses payable	1,140
Transfer agent fees payable	13,078
Registration and filing fees payable	4,033
Professional fees payable	13,344
Printing and postage fees payable	14,911
Accrued expenses and other liabilities	58,632
TOTAL LIABILITIES	13,001,490
NET ASSETS	$558,119,166
NET ASSETS CONSIST OF:
Paid-in capital	$438,714,686
Total distributable earnings (loss)**	119,404,480
NET ASSETS	$558,119,166
Class K
Net Assets	$558,119,166
Shares Outstanding	7,531,000
Net asset value, offering and redemption price per share	$74.11
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$337,604,551
Investments in affiliated issuers	5,736,524
Total cost of investments	$343,341,075
Foreign currency, at cost	$2,536,180
* Includes investments in securities on loan, at value	$19,948,155
** Includes deferred foreign taxes	$6,420,949
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$12,061
Dividend income — unaffiliated issuers	9,831,171
Dividend income — affiliated issuers	276,072
Unaffiliated securities lending income	29,708
Affiliated securities lending income	11,529
Foreign taxes withheld	(1,026,282)
TOTAL INVESTMENT INCOME (LOSS)	9,134,259
EXPENSES
Advisory fee	229,598
Administration fees	143,499
Custodian fees	189,692
Trustees’ fees and expenses	12,343
Transfer agent fees	14,858
Registration and filing fees	17,627
Professional fees	43,057
Printing and postage fees	7,694
Insurance expense	769
Interest expense	5,315
Miscellaneous expenses	64,605
TOTAL EXPENSES	729,057
Expenses waived/reimbursed by the Adviser	(511,364)
NET EXPENSES	217,693
NET INVESTMENT INCOME (LOSS)	$8,916,566
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	28,333,795
Foreign currency transactions	(657,297)
Futures contracts	1,459,102
Net realized gain (loss)	29,135,600
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	43,556,465
Foreign currency translations	73,970
Futures contracts	1,081,227
Net change in unrealized appreciation/depreciation	44,711,662
NET REALIZED AND UNREALIZED GAIN (LOSS)	73,847,262
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$82,763,828
* Includes foreign capital gain taxes	$(1,404,827)
** Includes foreign deferred taxes	$331,481
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,916,566	$15,916,759
Net realized gain (loss)	29,135,600	(19,245,776)
Net change in unrealized appreciation/depreciation	44,711,662	42,412,978
Net increase (decrease) in net assets resulting from operations	82,763,828	39,083,961
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(17,277,501)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	58,827,679	135,193,663
Reinvestment of distributions	—	17,171,841
Cost of shares redeemed	(196,332,196)	(151,689,993)
Net increase (decrease) in net assets from beneficial interest transactions	(137,504,517)	675,511
Net increase (decrease) in net assets during the period	(54,740,689)	22,481,971
Net assets at beginning of period	612,859,855	590,377,884
NET ASSETS AT END OF PERIOD	$558,119,166	$612,859,855
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	899,368	2,080,969
Reinvestment of distributions	—	264,386
Shares redeemed	(2,903,461)	(2,363,805)
Net increase (decrease) from share transactions	(2,004,093)	(18,450)
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(a)
Net asset value, beginning of period	$64.27	$61.80	$58.32	$75.97	$79.69	$68.70
Income (loss) from investment operations:
Net investment income (loss) (b)	1.04	1.73	1.81	1.97	1.65	1.28
Net realized and unrealized gain (loss)	8.80	2.60	3.68	(17.35)	(3.89)	11.18
Total from investment operations	9.84	4.33	5.49	(15.38)	(2.24)	12.46
Distributions to shareholders from:
Net investment income	—	(1.86)	(2.01)	(2.27)	(1.48)	(1.47)
Net asset value, end of period	$74.11	$64.27	$61.80	$58.32	$75.97	$79.69
Total return (c)	15.31%	7.01%	9.47%	(20.25)%	(2.80)%	18.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$558,119	$612,860	$590,378	$596,513	$918,212	$879,295
Ratios to Average Net Assets:
Total expenses	0.25%(d)	0.30%	0.31%	0.33%	0.30%	0.31%
Net expenses	0.08%(d)	0.15%	0.17%	0.17%	0.17%	0.17%
Net investment income (loss)	3.11%(d)	2.65%	2.97%	3.03%	2.02%	1.94%
Portfolio turnover rate	5%(e)	7%	6%	19%	11%	13%
(a)	On April 17, 2020, the State Street Emerging Markets Equity Index Fund underwent a 1-for-5 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S.GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Fund’s Schedule of Investments.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period year ended June 30, 2025, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$139,303	$—	$139,303
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$1,459,102	$—	$1,459,102
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$1,081,227	$—	$1,081,227
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.08% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated, through April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, any class-specific expenses, such as distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.074% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with the approval of the Board. For the period ended June 30, 2025, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $511,364.
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Fund's acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund's holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares. As of June 30, 2025, the Fund’s Class A shares have not commenced operations. In addition to payments under the Plan, the Fund may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025, are disclosed in the Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2025 were as follows:
	Purchases	Sales
State Street Emerging Markets Equity Index Fund	$27,465,717	$131,494,573
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.
Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Emerging Markets Equity Index Fund	$363,448,937	$254,814,875	$55,592,625	$199,222,250
9.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Emerging Markets Equity Index Fund	$ 19,948,155	$ 5,736,524	$ 15,454,528	$ 21,191,052
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Emerging Markets Equity Index Fund	Common Stocks	$5,736,524	$—	$—	$—	$5,736,524	$5,736,524
10.    Line of Credit
The Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $194.29 million of a $1.36 billion  revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2025.
11.    Risks
Concentration Risk
As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Emerging Markets Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
__________________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1- and 3-year periods and was above the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 3-year periods and was below the median of its Performance Universe 5-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
34

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
State Street Target Retirement 2070 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 16.5%
State Street Equity 500 Index II Portfolio	398,493	$224,805,806
State Street Small/Mid Cap Equity Index Portfolio	76,656	24,840,435
		249,646,241
DOMESTIC FIXED INCOME — 50.3%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1,932,063	52,610,075
SPDR Bloomberg High Yield Bond ETF	1,086,902	105,722,958
SPDR Portfolio Short Term Corporate Bond ETF	1,996,679	60,279,739
SPDR Portfolio Short Term Treasury ETF	8,135,366	238,284,870
State Street Aggregate Bond Index Portfolio	3,381,862	302,507,552
		759,405,194
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	14,203,938	271,863,373
INTERNATIONAL EQUITY — 10.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,127,572	153,214,545
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	1,713,647	75,640,378
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,444,720,036)		1,509,769,731
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c)(d)	4,712,665	$4,712,665
State Street Navigator Securities Lending Portfolio II (a)(e)	1,192,050	1,192,050
TOTAL SHORT-TERM INVESTMENTS (Cost $5,904,715)		$5,904,715
TOTAL INVESTMENTS — 100.3% (Cost $1,450,624,751)		1,515,674,446
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(4,974,148)
NET ASSETS — 100.0%		$1,510,700,298
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,509,769,731	$—	$—	$1,509,769,731
Short-Term Investments	5,904,715	—	—	5,904,715
TOTAL INVESTMENTS	$1,515,674,446	$—	$—	$1,515,674,446
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases*	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	6,146,055	$113,640,557	$175,698,221	$15,162,489	$(1,509,393)	$(803,523)	14,203,938	$271,863,373	$3,554,149
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	56,337,196	2,926,379	(94,619)	(706,123)	1,932,063	52,610,075	—
SPDR Bloomberg High Yield Bond ETF	462,225	44,128,621	68,959,842	5,415,853	(734,669)	(1,214,983)	1,086,902	105,722,958	2,221,949
SPDR Dow Jones Global Real Estate ETF	735,881	31,561,936	47,511,780	4,327,060	(1,027,206)	1,920,928	1,713,647	75,640,378	972,052
SPDR Portfolio Short Term Corporate Bond ETF	845,615	25,250,064	36,967,076	2,559,899	(117,145)	739,643	1,996,679	60,279,739	891,510
SPDR Portfolio Short Term Treasury ETF	3,442,503	99,867,012	149,810,477	13,315,466	(726,672)	2,649,519	8,135,366	238,284,870	3,066,774
State Street Aggregate Bond Index Portfolio	1,442,440	126,112,532	204,416,087	17,342,545	(3,735,395)	(6,943,127)	3,381,862	302,507,552	3,721,490
State Street Equity 500 Index II Portfolio	181,694	96,545,035	110,834,491	26,604,879	7,345,625	36,685,534	398,493	224,805,806	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	628,225	72,095,120	88,286,943	36,851,671	643,306	29,040,847	1,127,572	153,214,545	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	951,791	951,791	127,958,629	124,197,755	—	—	4,712,665	4,712,665	49,248
State Street Navigator Securities Lending Portfolio II	552,532	552,532	503,225,934	502,586,416	—	—	1,192,050	1,192,050	56,794
State Street Small/Mid Cap Equity Index Portfolio	58,096	18,273,528	14,283,932	10,180,001	30,300	2,432,676	76,656	24,840,435	—
Total		$628,978,728	$1,584,290,608	$761,470,413	$74,132	$63,801,391		$1,515,674,446	$14,533,966
*	Includes affiliated transactions acquired from the merger with State Street Target Retirement 2020 Fund of $757,296,117.
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 23.3%
State Street Equity 500 Index II Portfolio	716,189	$404,030,634
State Street Small/Mid Cap Equity Index Portfolio	161,724	52,406,666
		456,437,300
DOMESTIC FIXED INCOME — 39.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	2,500,378	68,085,293
SPDR Bloomberg High Yield Bond ETF	1,407,340	136,891,962
SPDR Portfolio Short Term Corporate Bond ETF (b)	1,016,911	30,700,543
SPDR Portfolio Short Term Treasury ETF (b)	4,054,497	118,756,217
State Street Aggregate Bond Index Portfolio	4,572,293	408,991,655
		763,425,670
INFLATION LINKED — 18.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	18,389,330	351,971,776
INTERNATIONAL EQUITY — 14.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,110,630	286,792,347
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	2,219,600	97,973,144
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,814,997,305)		1,956,600,237
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c)(d)	5,297,513	$5,297,513
State Street Navigator Securities Lending Portfolio II (a)(e)	16,997,100	16,997,100
TOTAL SHORT-TERM INVESTMENTS (Cost $22,294,613)		$22,294,613
TOTAL INVESTMENTS — 101.1% (Cost $1,837,291,918)		1,978,894,850
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(21,527,556)
NET ASSETS — 100.0%		$1,957,367,294
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,956,600,237	$—	$—	$1,956,600,237
Short-Term Investments	22,294,613	—	—	22,294,613
TOTAL INVESTMENTS	$1,978,894,850	$—	$—	$1,978,894,850
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	19,343,091	$357,653,753	$22,729,224	$40,510,989	$(3,966,797)	$16,066,585	18,389,330	$351,971,776	$4,787,048
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	72,690,945	3,590,748	(114,621)	(900,283)	2,500,378	68,085,293	—
SPDR Bloomberg High Yield Bond ETF	1,453,955	138,809,084	7,540,456	11,982,669	(1,624,253)	4,149,344	1,407,340	136,891,962	3,747,829
SPDR Dow Jones Global Real Estate ETF	2,313,739	99,236,266	4,654,047	8,672,853	(918,790)	3,674,474	2,219,600	97,973,144	1,608,836
SPDR Portfolio Short Term Corporate Bond ETF	917,663	27,401,417	5,507,961	2,499,137	(114,837)	405,139	1,016,911	30,700,543	540,520
SPDR Portfolio Short Term Treasury ETF	3,645,339	105,751,284	29,371,386	17,322,746	(274,582)	1,230,875	4,054,497	118,756,217	1,811,832
State Street Aggregate Bond Index Portfolio	4,684,269	409,545,612	35,479,388	45,029,959	(10,117,495)	19,114,109	4,572,293	408,991,655	6,519,487
State Street Equity 500 Index II Portfolio	790,610	420,098,514	18,925,541	60,167,666	20,103,955	5,070,290	716,189	404,030,634	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,835,071	325,352,813	17,009,486	107,724,539	784,315	51,370,272	2,110,630	286,792,347	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,371,438	6,371,438	118,690,333	119,764,258	—	—	5,297,513	5,297,513	68,962
State Street Navigator Securities Lending Portfolio II	44,703,320	44,703,320	497,865,875	525,572,095	—	—	16,997,100	16,997,100	120,844
State Street Small/Mid Cap Equity Index Portfolio	284,014	89,333,733	2,200,000	38,300,000	(4,487,377)	3,660,310	161,724	52,406,666	—
Total		$2,024,257,234	$832,664,642	$981,137,659	$(730,482)	$103,841,115		$1,978,894,850	$19,205,358
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 33.2%
State Street Equity 500 Index II Portfolio	1,663,630	$938,520,133
State Street Small/Mid Cap Equity Index Portfolio	445,647	144,411,892
		1,082,932,025
DOMESTIC FIXED INCOME — 31.0%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	416,048	11,328,987
SPDR Bloomberg High Yield Bond ETF	2,111,045	205,341,347
SPDR Portfolio Long Term Treasury ETF	5,523,777	146,821,993
SPDR Portfolio Short Term Corporate Bond ETF	112,886	3,408,029
SPDR Portfolio Short Term Treasury ETF	229,197	6,713,180
State Street Aggregate Bond Index Portfolio	7,124,914	637,323,561
		1,010,937,097
INFLATION LINKED — 10.3%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	17,646,220	337,748,651
INTERNATIONAL EQUITY — 22.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,447,976	740,270,957
REAL ESTATE — 2.7%
SPDR Dow Jones Global Real Estate ETF (b)	2,032,945	89,734,192
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,914,246,229)		3,261,622,922
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c)(d)	8,468,757	$8,468,757
State Street Navigator Securities Lending Portfolio II (a)(e)	2,037,600	2,037,600
TOTAL SHORT-TERM INVESTMENTS (Cost $10,506,357)		$10,506,357
TOTAL INVESTMENTS — 100.2% (Cost $2,924,752,586)		3,272,129,279
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(7,973,725)
NET ASSETS — 100.0%		$3,264,155,554
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,261,622,922	$—	$—	$3,261,622,922
Short-Term Investments	10,506,357	—	—	10,506,357
TOTAL INVESTMENTS	$3,272,129,279	$—	$—	$3,272,129,279
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	15,750,727	$291,230,942	$55,225,073	$18,766,227	$(2,208,111)	$12,266,974	17,646,220	$337,748,651	$4,209,110
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	—	—	11,598,202	199,068	(5,191)	(64,956)	416,048	11,328,987	—
SPDR Bloomberg High Yield Bond ETF	1,988,619	189,853,456	21,939,086	10,116,784	(1,352,329)	5,017,918	2,111,045	205,341,347	5,295,633
SPDR Dow Jones Global Real Estate ETF	1,785,610	76,584,812	14,503,423	3,589,578	(781,152)	3,016,687	2,032,945	89,734,192	1,339,690
SPDR Portfolio Long Term Treasury ETF	5,638,028	147,659,953	28,500,356	31,855,236	(15,175,454)	17,692,374	5,523,777	146,821,993	2,387,640
SPDR Portfolio Short Term Corporate Bond ETF	—	—	4,006,248	599,465	(3,718)	4,964	112,886	3,408,029	18,440
SPDR Portfolio Short Term Treasury ETF	—	—	8,837,527	2,121,659	(12,198)	9,510	229,197	6,713,180	62,480
State Street Aggregate Bond Index Portfolio	6,773,855	592,238,182	72,784,600	41,197,216	(8,709,519)	22,207,514	7,124,914	637,323,561	9,678,837
State Street Equity 500 Index II Portfolio	1,552,313	824,837,285	141,377,458	88,182,478	31,332,503	29,155,365	1,663,630	938,520,133	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,232,830	715,279,537	44,089,386	144,018,360	20,263,187	104,657,207	5,447,976	740,270,957	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,334,398	7,334,398	183,401,039	182,266,680	—	—	8,468,757	8,468,757	133,366
State Street Navigator Securities Lending Portfolio II	85,986,780	85,986,780	325,896,162	409,845,342	—	—	2,037,600	2,037,600	90,381
State Street Small/Mid Cap Equity Index Portfolio	634,971	199,723,820	9,700,000	65,199,999	(9,118,374)	9,306,445	445,647	144,411,892	—
Total		$3,130,729,165	$921,858,560	$997,958,092	$14,229,644	$203,270,002		$3,272,129,279	$23,215,577
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 39.7%
State Street Equity 500 Index II Portfolio	1,962,447	$1,107,094,856
State Street Small/Mid Cap Equity Index Portfolio	623,139	201,928,152
		1,309,023,008
DOMESTIC FIXED INCOME — 30.0%
SPDR Bloomberg High Yield Bond ETF	1,652,300	160,719,221
SPDR Portfolio Long Term Treasury ETF	11,561,029	307,292,151
State Street Aggregate Bond Index Portfolio	5,836,008	522,030,948
		990,042,320
INFLATION LINKED — 1.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	1,711,997	32,767,623
INTERNATIONAL EQUITY — 29.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,053,439	958,421,261
REAL ESTATE — 0.2%
SPDR Dow Jones Global Real Estate ETF	187,815	8,290,154
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,870,284,477)		3,298,544,366
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c)(d)	7,791,541	7,791,541
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	103,350	$103,350
TOTAL SHORT-TERM INVESTMENTS (Cost $7,894,891)		$7,894,891
TOTAL INVESTMENTS — 100.2% (Cost $2,878,179,368)		3,306,439,257
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(5,844,391)
NET ASSETS — 100.0%		$3,300,594,866
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,298,544,366	$—	$—	$3,298,544,366
Short-Term Investments	7,894,891	—	—	7,894,891
TOTAL INVESTMENTS	$3,306,439,257	$—	$—	$3,306,439,257
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	—	$—	$35,037,131	$2,190,862	$(48,808)	$(29,838)	1,711,997	$32,767,623	$196,652
SPDR Bloomberg High Yield Bond ETF	1,487,445	142,006,374	24,316,847	8,397,302	(1,201,176)	3,994,478	1,652,300	160,719,221	4,028,122
SPDR Dow Jones Global Real Estate ETF	—	—	8,416,817	198,524	(1,339)	73,200	187,815	8,290,154	39,600
SPDR Portfolio Long Term Treasury ETF	11,397,969	298,512,808	45,205,997	41,384,941	(21,534,286)	26,492,573	11,561,029	307,292,151	4,953,805
State Street Aggregate Bond Index Portfolio	5,496,989	480,601,748	59,617,155	29,265,534	(6,511,405)	17,588,984	5,836,008	522,030,948	7,906,296
State Street Equity 500 Index II Portfolio	1,759,687	935,027,435	166,608,960	64,893,475	23,899,494	46,452,442	1,962,447	1,107,094,856	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,759,155	890,440,654	56,954,956	147,028,417	39,095,337	118,958,731	7,053,439	958,421,261	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,669,832	6,669,832	165,618,252	164,496,543	—	—	7,791,541	7,791,541	149,259
State Street Navigator Securities Lending Portfolio II	4,240,568	4,240,568	383,028,384	387,165,602	—	—	103,350	103,350	95,188
State Street Small/Mid Cap Equity Index Portfolio	819,345	257,716,809	12,900,000	70,074,202	(11,453,867)	12,839,412	623,139	201,928,152	—
Total		$3,015,216,228	$957,704,499	$915,095,402	$22,243,950	$226,369,982		$3,306,439,257	$17,368,922
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 44.0%
State Street Equity 500 Index II Portfolio	1,995,396	$1,125,682,742
State Street Small/Mid Cap Equity Index Portfolio	750,523	243,206,951
		1,368,889,693
DOMESTIC FIXED INCOME — 23.6%
SPDR Bloomberg High Yield Bond ETF	691,917	67,302,767
SPDR Portfolio Long Term Treasury ETF (b)	11,500,346	305,679,197
State Street Aggregate Bond Index Portfolio	4,011,288	358,809,709
		731,791,673
INTERNATIONAL EQUITY — 32.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,422,057	1,008,509,148
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,658,206,870)		3,109,190,514
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c)(d) (Cost $7,779,525)	7,779,525	7,779,525
TOTAL INVESTMENTS — 100.2% (Cost $2,665,986,395)		3,116,970,039
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(7,661,808)
NET ASSETS — 100.0%		$3,109,308,231

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,109,190,514	$—	$—	$3,109,190,514
Short-Term Investment	7,779,525	—	—	7,779,525
TOTAL INVESTMENTS	$3,116,970,039	$—	$—	$3,116,970,039
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Bloomberg High Yield Bond ETF	531,856	$50,776,292	$18,482,934	$3,084,317	$124,083	$1,003,775	691,917	$67,302,767	$1,506,794
SPDR Portfolio Long Term Treasury ETF	10,612,239	277,934,539	51,774,322	28,560,747	(15,453,906)	19,984,989	11,500,346	305,679,197	4,684,672
State Street Aggregate Bond Index Portfolio	3,640,590	318,296,802	50,767,311	17,599,999	(3,939,608)	11,285,203	4,011,288	358,809,709	5,267,312
State Street Equity 500 Index II Portfolio	1,767,049	938,939,130	174,460,044	59,480,704	22,456,772	49,307,500	1,995,396	1,125,682,742	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	8,034,648	922,056,222	64,161,825	141,646,317	40,473,457	123,463,961	7,422,057	1,008,509,148	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,769,058	4,769,058	169,478,611	166,468,144	—	—	7,779,525	7,779,525	135,765
State Street Navigator Securities Lending Portfolio II	20,275,710	20,275,710	339,815,273	360,090,983	—	—	—	—	51,762
State Street Small/Mid Cap Equity Index Portfolio	941,860	296,252,640	15,137,625	71,000,000	(12,385,728)	15,202,414	750,523	243,206,951	—
Total		$2,829,300,393	$884,077,945	$847,931,211	$31,275,070	$220,247,842		$3,116,970,039	$11,646,305
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 47.6%
State Street Equity 500 Index II Portfolio	1,920,953	$1,083,686,334
State Street Small/Mid Cap Equity Index Portfolio	856,674	277,605,296
		1,361,291,630
DOMESTIC FIXED INCOME — 17.3%
SPDR Portfolio Long Term Treasury ETF	10,586,625	281,392,492
State Street Aggregate Bond Index Portfolio	2,387,041	213,520,859
		494,913,351
INTERNATIONAL EQUITY — 35.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,382,652	1,003,154,799
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,402,369,362)		2,859,359,780
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b)(c) (Cost $7,140,690)	7,140,690	7,140,690
TOTAL INVESTMENTS — 100.1% (Cost $2,409,510,052)		2,866,500,470
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,453,208)
NET ASSETS — 100.0%		$2,863,047,262

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,859,359,780	$—	$—	$2,859,359,780
Short-Term Investment	7,140,690	—	—	7,140,690
TOTAL INVESTMENTS	$2,866,500,470	$—	$—	$2,866,500,470
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	9,738,531	$255,052,127	$49,617,911	$27,536,574	$(14,593,513)	$18,852,541	10,586,625	$281,392,492	$4,303,024
State Street Aggregate Bond Index Portfolio	2,078,621	181,733,836	37,054,544	9,500,000	(1,913,787)	6,146,266	2,387,041	213,520,859	3,054,544
State Street Equity 500 Index II Portfolio	1,681,916	893,702,498	165,346,431	43,918,578	15,504,322	53,051,661	1,920,953	1,083,686,334	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,915,214	908,349,987	60,114,835	127,692,340	34,575,942	127,806,375	7,382,652	1,003,154,799	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,989,985	5,989,985	169,340,029	168,189,324	—	—	7,140,690	7,140,690	128,219
State Street Navigator Securities Lending Portfolio II	—	—	33,845,425	33,845,425	—	—	—	—	703
State Street Small/Mid Cap Equity Index Portfolio	1,031,260	324,372,531	17,206,250	67,899,999	(12,066,773)	15,993,287	856,674	277,605,296	—
Total		$2,569,200,964	$532,525,425	$478,582,240	$21,506,191	$221,850,130		$2,866,500,470	$7,486,490
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0% (a)
DOMESTIC EQUITY — 50.5%
State Street Equity 500 Index II Portfolio	1,684,134	$950,087,432
State Street Small/Mid Cap Equity Index Portfolio	892,389	289,178,516
		1,239,265,948
DOMESTIC FIXED INCOME — 12.3%
SPDR Portfolio Long Term Treasury ETF (b)	9,075,038	241,214,510
State Street Aggregate Bond Index Portfolio	682,072	61,011,320
		302,225,830
INTERNATIONAL EQUITY — 37.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,720,564	913,190,239
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,030,532,439)		2,454,682,017
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (c)(d)	5,786,847	5,786,847
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	4,031,100	$4,031,100
TOTAL SHORT-TERM INVESTMENTS (Cost $9,817,947)		$9,817,947
TOTAL INVESTMENTS — 100.4% (Cost $2,040,350,386)		2,464,499,964
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(9,179,023)
NET ASSETS — 100.0%		$2,455,320,941
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2025.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,454,682,017	$—	$—	$2,454,682,017
Short-Term Investments	9,817,947	—	—	9,817,947
TOTAL INVESTMENTS	$2,464,499,964	$—	$—	$2,464,499,964

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	8,283,686	$216,949,737	$51,038,393	$30,428,538	$(9,063,543)	$12,718,461	9,075,038	$241,214,510	$3,659,423
State Street Aggregate Bond Index Portfolio	505,436	44,190,227	17,681,786	1,900,000	(32,614)	1,071,921	682,072	61,011,320	781,786
State Street Equity 500 Index II Portfolio	1,456,009	773,665,154	151,024,371	34,527,205	11,954,290	47,970,822	1,684,134	950,087,432	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,141,724	819,584,254	55,501,187	108,312,495	20,417,268	126,000,025	6,720,564	913,190,239	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,789,023	5,789,023	157,754,477	157,756,653	—	—	5,786,847	5,786,847	111,554
State Street Navigator Securities Lending Portfolio II	—	—	25,119,875	21,088,775	—	—	4,031,100	4,031,100	281
State Street Small/Mid Cap Equity Index Portfolio	1,034,720	325,460,749	18,800,000	60,118,254	(9,774,118)	14,810,139	892,389	289,178,516	—
Total		$2,185,639,144	$476,920,089	$414,131,920	$13,501,283	$202,571,368		$2,464,499,964	$4,553,044
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 51.9%
State Street Equity 500 Index II Portfolio	1,296,937	$731,653,769
State Street Small/Mid Cap Equity Index Portfolio	750,581	243,225,659
		974,879,428
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	6,957,507	184,930,536
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,285,857	718,242,260
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,557,028,018)		1,878,052,224
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b)(c) (Cost $4,978,589)	4,978,589	4,978,589
TOTAL INVESTMENTS — 100.2% (Cost $1,562,006,607)		1,883,030,813
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(3,671,165)
NET ASSETS — 100.0%		$1,879,359,648

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,878,052,224	$—	$—	$1,878,052,224
Short-Term Investment	4,978,589	—	—	4,978,589
TOTAL INVESTMENTS	$1,883,030,813	$—	$—	$1,883,030,813
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	6,176,039	$161,750,462	$40,968,157	$20,541,548	$(9,342,630)	$12,096,095	6,957,507	$184,930,536	$2,763,499
State Street Equity 500 Index II Portfolio	1,088,396	578,330,310	128,050,277	20,467,524	5,682,200	40,058,506	1,296,937	731,653,769	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,443,037	624,642,913	56,182,421	76,236,516	5,037,840	108,615,602	5,285,857	718,242,260	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,225,282	4,225,282	129,366,381	128,613,074	—	—	4,978,589	4,978,589	94,625
State Street Navigator Securities Lending Portfolio II	—	—	6,492,225	6,492,225	—	—	—	—	2,033
State Street Small/Mid Cap Equity Index Portfolio	822,984	258,861,221	20,738,231	41,000,000	(6,297,397)	10,923,604	750,581	243,225,659	—
Total		$1,627,810,188	$381,797,692	$293,350,887	$(4,919,987)	$171,693,807		$1,883,030,813	$2,860,157
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	902,961	$509,396,343
State Street Small/Mid Cap Equity Index Portfolio	522,458	169,302,569
		678,698,912
DOMESTIC FIXED INCOME — 9.9%
SPDR Portfolio Long Term Treasury ETF	4,847,583	128,848,756
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,680,882	500,158,309
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,089,610,780)		1,307,705,977
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b)(c) (Cost $3,375,476)	3,375,476	3,375,476
TOTAL INVESTMENTS — 100.1% (Cost $1,092,986,256)		1,311,081,453
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,868,290)
NET ASSETS — 100.0%		$1,309,213,163

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,307,705,977	$—	$—	$1,307,705,977
Short-Term Investment	3,375,476	—	—	3,375,476
TOTAL INVESTMENTS	$1,311,081,453	$—	$—	$1,311,081,453
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	4,158,642	$108,914,835	$30,294,874	$12,252,160	$(2,509,066)	$4,400,273	4,847,583	$128,848,756	$1,891,946
State Street Equity 500 Index II Portfolio	733,858	389,942,991	100,811,016	13,560,228	2,847,957	29,354,607	902,961	509,396,343	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,666,959	420,820,222	54,674,606	53,426,058	(255,445)	78,344,984	3,680,882	500,158,309	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,922,162	2,922,162	111,193,746	110,740,432	—	—	3,375,476	3,375,476	73,754
State Street Small/Mid Cap Equity Index Portfolio	554,359	174,368,049	19,676,221	28,200,000	416,645	3,041,654	522,458	169,302,569	—
Total		$1,096,968,259	$316,650,463	$218,178,878	$500,091	$115,141,518		$1,311,081,453	$1,965,700
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	291,786	$164,607,799
State Street Small/Mid Cap Equity Index Portfolio	169,311	54,865,263
		219,473,062
DOMESTIC FIXED INCOME — 9.9%
SPDR Portfolio Long Term Treasury ETF	1,571,821	41,779,002
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,187,990	161,424,113
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $359,429,949)		422,676,177
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b)(c) (Cost $2,658,804)	2,658,804	2,658,804
TOTAL INVESTMENTS — 100.4% (Cost $362,088,753)		425,334,981
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,859,410)
NET ASSETS — 100.0%		$423,475,571

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$422,676,177	$—	$—	$422,676,177
Short-Term Investment	2,658,804	—	—	2,658,804
TOTAL INVESTMENTS	$425,334,981	$—	$—	$425,334,981
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	1,310,489	$34,321,707	$28,434,372	$21,638,764	$(1,095,391)	$1,757,078	1,571,821	$41,779,002	$604,008
State Street Equity 500 Index II Portfolio	231,817	123,178,413	40,325,956	9,022,198	2,551,403	7,574,225	291,786	164,607,799	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,155,344	132,587,265	24,419,820	20,423,022	1,324,693	23,515,357	1,187,990	161,424,113	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,214,221	1,214,221	33,827,116	32,382,533	—	—	2,658,804	2,658,804	27,737
State Street Small/Mid Cap Equity Index Portfolio	174,695	54,948,676	9,293,178	10,340,001	1,695,387	(731,977)	169,311	54,865,263	—
Total		$346,250,282	$136,300,442	$93,806,518	$4,476,092	$32,114,683		$425,334,981	$631,745
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 51.7%
State Street Equity 500 Index II Portfolio	23,832	$13,444,833
State Street Small/Mid Cap Equity Index Portfolio	13,831	4,482,005
		17,926,838
DOMESTIC FIXED INCOME — 9.9%
SPDR Portfolio Long Term Treasury ETF	128,357	3,411,729
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	97,034	13,184,933
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $31,531,256)		34,523,500
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b)(c) (Cost $218,476)	218,476	218,476
TOTAL INVESTMENTS — 100.2% (Cost $31,749,732)		34,741,976
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(73,868)
NET ASSETS — 100.0%		$34,668,108

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$34,523,500	$—	$—	$34,523,500
Short-Term Investment	218,476	—	—	218,476
TOTAL INVESTMENTS	$34,741,976	$—	$—	$34,741,976
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
SPDR Portfolio Long Term Treasury ETF	10,940	$286,518	$3,196,251	$50,969	$1,596	$(21,667)	128,357	$3,411,729	$29,079
State Street Equity 500 Index II Portfolio	2,021	1,073,900	11,149,879	20,792	(2,427)	1,244,273	23,832	13,444,833	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	9,999	1,147,500	11,417,668	758,001	68,027	1,309,739	97,034	13,184,933	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	18,080,366	17,861,890	—	—	218,476	218,476	3,941
State Street Small/Mid Cap Equity Index Portfolio	1,522	478,600	4,012,142	437,000	(31,664)	459,927	13,831	4,482,005	—
Total		$2,986,518	$47,856,306	$19,128,652	$35,532	$2,992,272		$34,741,976	$33,020
See accompanying notes to financial statements.
21

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22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund
ASSETS
Investments in affiliated issuers, at value*	$1,515,674,446	$1,978,894,850	$3,272,129,279	$3,306,439,257
Cash	—	84	—	—
Receivable for investments sold	26,800,003	54,000,000	102,100,002	83,300,003
Receivable for fund shares sold	377,344	629,001	1,355,984	1,543,386
Dividends receivable — affiliated issuers	9,715	9,440	22,090	22,002
Securities lending income receivable — unaffiliated issuers	9,100	9,368	14,746	451
Securities lending income receivable — affiliated issuers	13,471	18,868	454	7,651
Receivable from Adviser	269,656	308,617	280,353	227,258
TOTAL ASSETS	1,543,153,735	2,033,870,228	3,375,902,908	3,391,540,008
LIABILITIES
Payable upon return of securities loaned	1,192,050	16,997,100	2,037,600	103,350
Payable for investments purchased	28,476,719	55,359,803	104,116,587	84,573,882
Payable for fund shares repurchased	2,504,430	3,860,793	5,175,543	5,856,313
Advisory fee payable	61,570	79,770	131,332	132,568
Custodian fees payable	38,441	26,798	26,473	26,441
Administration fees payable	61,980	80,093	131,627	132,792
Distribution fees payable	3,384	2,864	7,049	4,439
Trustees’ fees and expenses payable	993	—	—	—
Transfer agent fees payable	22,260	29,053	33,809	38,607
Sub-transfer agent fee payable	9,308	8,302	19,749	12,319
Registration and filing fees payable	40,212	3,964	4,286	4,291
Professional fees payable	24,153	19,511	20,748	20,640
Printing and postage fees payable	17,185	34,158	41,573	38,086
Accrued expenses and other liabilities	752	725	978	1,414
TOTAL LIABILITIES	32,453,437	76,502,934	111,747,354	90,945,142
NET ASSETS	$1,510,700,298	$1,957,367,294	$3,264,155,554	$3,300,594,866
NET ASSETS CONSIST OF:
Paid-in capital	$1,440,396,346	$1,803,872,050	$2,877,101,136	$2,821,175,538
Total distributable earnings (loss)	70,303,952	153,495,244	387,054,418	479,419,328
NET ASSETS	$1,510,700,298	$1,957,367,294	$3,264,155,554	$3,300,594,866
Class I
Net Assets	$7,708,933	$9,170,552	$27,130,088	$6,839,339
Shares Outstanding	683,883	727,070	1,953,686	459,430
Net asset value, offering and redemption price per share	$11.27	$12.61	$13.89	$14.89
Class K
Net Assets	$1,487,068,328	$1,934,443,903	$3,202,200,822	$3,271,826,391
Shares Outstanding	131,016,447	151,843,390	228,964,617	217,308,776
Net asset value, offering and redemption price per share	$11.35	$12.74	$13.99	$15.06
Class R3
Net Assets	$15,923,037	$13,752,839	$34,824,644	$21,929,136
Shares Outstanding	1,405,000	1,081,055	2,493,018	1,458,610
Net asset value, offering and redemption price per share	$11.33	$12.72	$13.97	$15.03
COST OF INVESTMENTS:
Investments in affiliated issuers	1,450,624,751	1,837,291,918	2,924,752,586	2,878,179,368
* Includes investments in securities on loan, at value	$1,169,470	$16,598,299	$1,998,997	$101,442
See accompanying notes to financial statements.
23

State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$3,116,970,039	$2,866,500,470	$2,464,499,964	$1,883,030,813	$1,311,081,453	$425,334,981
—	—	—	—	—	—
67,100,000	49,800,000	35,400,000	19,600,000	13,600,000	4,200,000
1,050,906	1,503,154	1,601,312	1,235,508	1,063,876	523,122
20,860	20,104	18,192	15,271	12,235	4,929
2,791	—	—	—	—	—
4,253	315	20	—	—	—
150,750	127,621	119,615	102,335	86,076	55,706
3,185,299,599	2,917,951,664	2,501,639,103	1,903,983,927	1,325,843,640	430,118,738

—	—	4,031,100	—	—	—
68,686,415	51,210,403	36,293,091	20,824,692	14,346,864	6,015,021
6,905,748	3,321,903	5,656,178	3,519,001	2,060,449	538,304
124,741	114,613	98,311	75,030	52,134	16,754
26,472	26,497	26,358	26,474	26,510	26,754
124,944	114,740	98,375	75,097	52,198	16,754
6,465	4,772	5,732	4,491	1,849	500
—	—	—	—	784	1,001
38,498	41,597	43,205	42,940	47,410	11,009
17,719	12,874	15,692	12,291	5,152	1,275
4,464	5,494	4,113	4,485	4,473	1,548
20,339	20,031	19,502	18,780	18,057	8,142
33,401	28,837	22,972	16,590	10,100	3,709
2,162	2,641	3,533	4,408	4,497	2,396
75,991,368	54,904,402	46,318,162	24,624,279	16,630,477	6,643,167
$3,109,308,231	$2,863,047,262	$2,455,320,941	$1,879,359,648	$1,309,213,163	$423,475,571

$2,593,407,949	$2,354,299,446	$1,997,281,203	$1,542,586,168	$1,085,191,340	$354,389,124
515,900,282	508,747,816	458,039,738	336,773,480	224,021,823	69,086,447
$3,109,308,231	$2,863,047,262	$2,455,320,941	$1,879,359,648	$1,309,213,163	$423,475,571

$6,985,913	$3,560,816	$3,914,818	$1,408,570	$989,856	$175,790
453,632	220,433	240,013	83,614	57,589	10,445
$15.40	$16.15	$16.31	$16.85	$17.19	$16.83

$3,070,345,261	$2,835,562,061	$2,424,826,937	$1,855,328,116	$1,299,178,665	$420,550,342
196,604,654	174,368,663	146,895,444	109,275,551	75,248,822	24,995,731
$15.62	$16.26	$16.51	$16.98	$17.27	$16.82

$31,977,057	$23,924,385	$26,579,186	$22,622,962	$9,044,642	$2,749,439
2,050,250	1,473,283	1,612,778	1,334,794	525,044	163,414
$15.60	$16.24	$16.48	$16.95	$17.23	$16.83

2,665,986,395	2,409,510,052	2,040,350,386	1,562,006,607	1,092,986,256	362,088,753
$885,114	$—	$4,125,216	$—	$—	$—
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2025 (Unaudited)

State Street Target Retirement 2070 Fund
ASSETS
Investments in affiliated issuers, at value	$34,741,976
Receivable for investments sold	342,000
Receivable for fund shares sold	79,421
Dividends receivable — affiliated issuers	696
Receivable from Adviser	27,791
TOTAL ASSETS	35,191,884
LIABILITIES
Payable for investments purchased	491,881
Advisory fee payable	1,325
Custodian fees payable	1,133
Administration fees payable	1,325
Distribution fees payable	225
Trustees’ fees and expenses payable	2,574
Transfer agent fees payable	3,212
Registration and filing fees payable	48
Professional fees payable	21,924
Printing and postage fees payable	129
TOTAL LIABILITIES	523,776
NET ASSETS	$34,668,108
NET ASSETS CONSIST OF:
Paid-in capital	$31,613,941
Total distributable earnings (loss)	3,054,167
NET ASSETS	$34,668,108
Class I
Net Assets	$1,122,875
Shares Outstanding	100,000
Net asset value, offering and redemption price per share	$11.23
Class K
Net Assets	$32,415,682
Shares Outstanding	2,886,359
Net asset value, offering and redemption price per share	$11.23
Class R3
Net Assets	$1,129,551
Shares Outstanding	100,720
Net asset value, offering and redemption price per share	$11.21
COST OF INVESTMENTS:
Investments in affiliated issuers	31,749,732
See accompanying notes to financial statements.
25

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26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund
INVESTMENT INCOME
Dividend income — affiliated issuers	$14,477,172	$19,084,514	$23,125,196	$17,273,734
Unaffiliated securities lending income	68,800	158,919	285,479	164,633
Affiliated securities lending income	56,794	120,844	90,381	95,188
TOTAL INVESTMENT INCOME (LOSS)	14,602,766	19,364,277	23,501,056	17,533,555
EXPENSES
Advisory fee	263,128	480,265	764,815	765,306
Administration fees	263,128	480,265	764,815	765,306
Sub-transfer agent fee
Class I	2,755	5,341	14,002	3,703
Class R3	11,109	16,563	40,996	24,996
Distribution fees
Class R3	12,864	16,562	40,997	24,996
Custodian fees	25,058	26,783	26,471	26,428
Trustees’ fees and expenses	12,496	15,022	18,096	18,046
Transfer agent fees	81,645	112,025	133,075	147,906
Registration and filing fees	61,722	31,700	51,124	50,156
Professional fees	15,341	19,414	21,746	21,667
Printing and postage fees	6,143	16,222	21,796	21,081
Insurance expense	705	2,587	3,811	3,734
Miscellaneous expenses	28,873	29,237	41,842	45,425
TOTAL EXPENSES	784,967	1,251,986	1,943,586	1,918,750
Expenses waived/reimbursed by the Adviser	(935,065)	(1,404,666)	(1,596,732)	(1,173,218)
NET EXPENSES	(150,098)	(152,680)	346,854	745,532
NET INVESTMENT INCOME (LOSS)	$14,752,864	$19,516,957	$23,154,202	$16,788,023
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	74,132	(730,482)	14,229,644	22,243,950
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	52,706,589	103,841,115	203,270,002	226,369,982
NET REALIZED AND UNREALIZED GAIN (LOSS)	52,780,721	103,110,633	217,499,646	248,613,932
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$67,533,585	$122,627,590	$240,653,848	$265,401,955
See accompanying notes to financial statements.
27

State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund	State Street Target Retirement 2070 Fund

$11,594,543	$7,485,787	$4,552,763	$2,858,124	$1,965,700	$631,745	$33,020
36,520	—	8	—	—	—	—
51,762	703	281	2,033	—	—	—
11,682,825	7,486,490	4,553,052	2,860,157	1,965,700	631,745	33,020

714,629	656,298	559,280	422,826	289,351	92,135	4,424
714,629	656,298	559,280	422,826	289,351	92,135	4,424

3,855	1,934	2,212	1,151	521	74	—
36,538	25,563	32,202	24,395	10,396	2,301	—

36,538	25,563	32,202	24,395	10,396	2,301	1,284
26,337	26,465	26,257	26,392	26,408	26,693	2,267
17,475	16,829	15,737	14,182	13,448	11,517	8,254
151,244	162,414	164,208	166,229	190,963	52,102	12,520
46,479	42,228	42,664	40,468	39,055	51,215	9,048
21,216	20,699	19,825	18,604	17,401	15,977	18,495
19,331	17,755	15,134	11,990	8,756	4,072	16,455
3,422	3,135	2,629	1,928	1,245	358	—
49,633	52,379	56,008	57,618	52,498	28,309	3,261
1,841,326	1,707,560	1,527,638	1,233,004	949,789	379,189	80,432
(935,425)	(807,876)	(756,330)	(652,840)	(565,051)	(280,720)	(73,803)
905,901	899,684	771,308	580,164	384,738	98,469	6,629
$10,776,924	$6,586,806	$3,781,744	$2,279,993	$1,580,962	$533,276	$26,391

31,275,070	21,506,191	13,501,283	(4,919,987)	500,091	4,476,092	35,532

220,247,842	221,850,130	202,571,368	171,693,807	115,141,518	32,114,683	2,992,272
251,522,912	243,356,321	216,072,651	166,773,820	115,641,609	36,590,775	3,027,804
$262,299,836	$249,943,127	$219,854,395	$169,053,813	$117,222,571	$37,124,051	$3,054,195
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2025 Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,752,864	$23,682,177	$19,516,957	$64,949,700
Net realized gain (loss)	74,132	5,120,214	(730,482)	61,760,850
Net change in unrealized appreciation/depreciation	52,706,589	18,591,145	103,841,115	43,446,343
Net increase (decrease) in net assets resulting from operations	67,533,585	47,393,536	122,627,590	170,156,893
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(182,455)	—	(640,650)
Class K	—	(34,595,560)	—	(123,737,366)
Class R3	—	(228,817)	—	(768,020)
Total distributions to shareholders	—	(35,006,832)	—	(125,146,036)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	684,016	455,468	1,232,941	3,427,843
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	3,586,561	—	—	—
Reinvestment of distributions	—	182,455	—	640,650
Cost of shares redeemed	(234,793)	(607,099)	(2,922,090)	(3,875,112)
Net increase (decrease) from capital share transactions	4,035,784	30,824	(1,689,149)	193,381
Class K
Proceeds from sale of shares sold	167,251,458	142,874,081	188,059,409	412,382,799
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	797,561,133	—	—	—
Reinvestment of distributions	—	34,483,467	—	123,398,432
Cost of shares redeemed	(164,773,740)	(241,130,459)	(322,555,270)	(542,608,256)
Net increase (decrease) from capital share transactions	800,038,851	(63,772,911)	(134,495,861)	(6,827,025)
Class R3
Proceeds from sale of shares sold	11,513,558	1,678,129	2,156,461	4,272,867
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	507,102	—	—	—
Reinvestment of distributions	—	228,817	—	768,020
Cost of shares redeemed	(1,187,250)	(791,990)	(2,384,314)	(5,452,778)
Net increase (decrease) from capital share transactions	10,833,410	1,114,956	(227,853)	(411,891)
Net increase (decrease) in net assets from beneficial interest transactions	814,908,045	(62,627,131)	(136,412,863)	(7,045,535)
Net increase (decrease) in net assets during the period	882,441,630	(50,240,427)	(13,785,273)	37,965,322
Net assets at beginning of period	628,258,668	678,499,095	1,971,152,567	1,933,187,245
NET ASSETS AT END OF PERIOD	$1,510,700,298	$628,258,668	$1,957,367,294	$1,971,152,567
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	61,373	41,704	102,013	285,405
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	330,865	—	—	—
Reinvestment of distributions	—	17,052	—	53,881
Shares redeemed	(22,022)	(55,501)	(245,163)	(324,413)
Net increase (decrease) from share transactions	370,216	3,255	(143,150)	14,873
Class K
Shares sold	15,258,374	13,066,399	15,403,571	33,669,126
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	73,103,881	—	—	—
Reinvestment of distributions	—	3,201,808	—	10,283,203
Shares redeemed	(15,055,766)	(21,872,089)	(26,430,607)	(44,000,412)
Net increase (decrease) from share transactions	73,306,489	(5,603,882)	(11,027,036)	(48,083)
Class R3
Shares sold	1,056,094	154,337	176,498	350,789
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	46,481	—	—	—
Reinvestment of distributions	—	21,226	—	63,948
Shares redeemed	(106,190)	(72,244)	(193,463)	(444,688)
Net increase (decrease) from share transactions	996,385	103,319	(16,965)	(29,951)
See accompanying notes to financial statements.
29

State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund		State Street Target Retirement 2040 Fund
Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24

$23,154,202	$89,352,984	$16,788,023	$82,406,644	$10,776,924	$70,981,952
14,229,644	110,761,592	22,243,950	106,320,792	31,275,070	108,032,941
203,270,002	78,482,741	226,369,982	97,802,068	220,247,842	101,743,236
240,653,848	278,597,317	265,401,955	286,529,504	262,299,836	280,758,129

—	(1,351,412)	—	(343,917)	—	(295,827)
—	(176,728,323)	—	(156,957,195)	—	(133,844,859)
—	(1,827,718)	—	(923,196)	—	(1,248,425)
—	(179,907,453)	—	(158,224,308)	—	(135,389,111)

2,851,542	2,061,304	474,787	1,198,893	427,297	976,066
—	—	—	—	—	—
—	1,351,412	—	343,917	—	295,827
(1,120,467)	(1,159,258)	(659,158)	(2,122,078)	(339,158)	(749,041)
1,731,075	2,253,458	(184,371)	(579,268)	88,139	522,852

353,481,555	642,831,714	359,823,209	683,111,175	340,795,790	606,375,105
—	—	—	—	—	—
—	176,185,354	—	156,129,992	—	133,212,906
(367,027,563)	(588,213,998)	(330,275,493)	(553,972,014)	(297,281,651)	(467,531,595)
(13,546,008)	230,803,070	29,547,716	285,269,153	43,514,139	272,056,416

3,867,166	6,691,941	2,140,429	5,131,252	4,831,443	5,680,926
—	—	—	—	—	—
—	1,827,718	—	923,196	—	1,248,425
(5,533,559)	(7,389,315)	(1,344,614)	(2,609,305)	(4,668,489)	(5,454,345)
(1,666,393)	1,130,344	795,815	3,445,143	162,954	1,475,006
(13,481,326)	234,186,872	30,159,160	288,135,028	43,765,232	274,054,274
227,172,522	332,876,736	295,561,115	416,440,224	306,065,068	419,423,292
3,036,983,032	2,704,106,296	3,005,033,751	2,588,593,527	2,803,243,163	2,383,819,871
$3,264,155,554	$3,036,983,032	$3,300,594,866	$3,005,033,751	$3,109,308,231	$2,803,243,163

217,941	156,213	33,982	86,058	29,804	68,335
—	—	—	—	—	—
—	104,518	—	24,958	—	20,818
(83,837)	(89,254)	(48,709)	(157,501)	(22,936)	(54,053)
134,104	171,477	(14,727)	(46,485)	6,868	35,100

26,640,814	48,836,451	25,385,399	48,873,759	23,283,951	42,180,443
—	—	—	—	—	—
—	13,531,901	—	11,208,183	—	9,250,896
(27,772,792)	(44,299,121)	(23,375,490)	(39,280,253)	(20,292,883)	(32,315,942)
(1,131,978)	18,069,231	2,009,909	20,801,689	2,991,068	19,115,397

291,534	509,010	152,170	370,668	327,797	400,112
—	—	—	—	—	—
—	140,270	—	66,226	—	86,576
(421,460)	(567,577)	(94,208)	(186,239)	(312,375)	(385,692)
(129,926)	81,703	57,962	250,655	15,422	100,996
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2045 Fund		State Street Target Retirement 2050 Fund
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,586,806	$62,047,146	$3,781,744	$51,362,737
Net realized gain (loss)	21,506,191	99,859,988	13,501,283	76,066,054
Net change in unrealized appreciation/depreciation	221,850,130	106,287,390	202,571,368	107,657,341
Net increase (decrease) in net assets resulting from operations	249,943,127	268,194,524	219,854,395	235,086,132
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(150,890)	—	(152,711)
Class K	—	(121,989,017)	—	(97,482,983)
Class R3	—	(822,288)	—	(1,004,095)
Total distributions to shareholders	—	(122,962,195)	—	(98,639,789)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	215,487	608,700	271,813	609,827
Reinvestment of distributions	—	150,890	—	152,711
Cost of shares redeemed	(227,373)	(1,002,050)	(178,027)	(856,680)
Net increase (decrease) from capital share transactions	(11,886)	(242,460)	93,786	(94,142)
Class K
Proceeds from sale of shares sold	309,457,146	629,665,812	288,771,489	578,621,564
Reinvestment of distributions	—	121,422,010	—	97,007,141
Cost of shares redeemed	(263,359,987)	(461,780,108)	(234,174,283)	(397,533,956)
Net increase (decrease) from capital share transactions	46,097,159	289,307,714	54,597,206	278,094,749
Class R3
Proceeds from sale of shares sold	3,977,679	6,046,592	3,426,019	6,749,720
Reinvestment of distributions	—	822,288	—	1,004,095
Cost of shares redeemed	(1,243,876)	(4,033,797)	(4,357,615)	(5,858,675)
Net increase (decrease) from capital share transactions	2,733,803	2,835,083	(931,596)	1,895,140
Net increase (decrease) in net assets from beneficial interest transactions	48,819,076	291,900,337	53,759,396	279,895,747
Net increase (decrease) in net assets during the period	298,762,203	437,132,666	273,613,791	416,342,090
Net assets at beginning of period	2,564,285,059	2,127,152,393	2,181,707,150	1,765,365,060
NET ASSETS AT END OF PERIOD	$2,863,047,262	$2,564,285,059	$2,455,320,941	$2,181,707,150
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	14,379	41,064	18,151	40,730
Reinvestment of distributions	—	10,147	—	10,194
Shares redeemed	(15,239)	(68,781)	(11,728)	(58,737)
Net increase (decrease) from share transactions	(860)	(17,570)	6,423	(7,813)
Class K
Shares sold	20,380,148	42,355,682	18,784,214	38,643,071
Reinvestment of distributions	—	8,116,445	—	6,403,112
Shares redeemed	(17,326,014)	(30,736,446)	(15,230,190)	(26,309,711)
Net increase (decrease) from share transactions	3,054,134	19,735,681	3,554,024	18,736,472
Class R3
Shares sold	262,583	413,782	224,782	458,596
Reinvestment of distributions	—	54,929	—	66,190
Shares redeemed	(81,850)	(272,653)	(274,594)	(384,748)
Net increase (decrease) from share transactions	180,733	196,058	(49,812)	140,038
See accompanying notes to financial statements.
31

State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund		State Street Target Retirement 2065 Fund
Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24

$2,279,993	$38,019,679	$1,580,962	$25,503,772	$533,276	$7,950,801
(4,919,987)	58,325,696	500,091	27,431,630	4,476,092	4,686,011
171,693,807	77,628,997	115,141,518	58,160,809	32,114,683	18,538,550
169,053,813	173,974,372	117,222,571	111,096,211	37,124,051	31,175,362

—	(54,563)	—	(36,740)	—	(1,474)
—	(70,681,594)	—	(44,098,387)	—	(9,459,167)
—	(719,168)	—	(286,122)	—	(32,627)
—	(71,455,325)	—	(44,421,249)	—	(9,493,268)

135,060	553,393	93,528	283,558	107,388	105,859
—	54,563	—	36,740	—	1,474
(140,797)	(1,356,445)	(128,346)	(286,369)	(4,946)	(354,793)
(5,737)	(748,489)	(34,818)	33,929	102,442	(247,460)

261,346,699	512,722,967	244,889,340	443,257,175	90,223,800	157,814,282
—	70,285,029	—	43,715,962	—	9,430,600
(178,961,211)	(321,685,575)	(148,116,460)	(246,110,778)	(50,618,145)	(48,697,617)
82,385,488	261,322,421	96,772,880	240,862,359	39,605,655	118,547,265

3,674,934	7,313,253	1,326,743	2,940,882	1,246,293	1,023,971
—	719,168	—	286,122	—	32,627
(1,543,942)	(2,906,793)	(1,156,104)	(1,374,444)	(161,468)	(235,522)
2,130,992	5,125,628	170,639	1,852,560	1,084,825	821,076
84,510,743	265,699,560	96,908,701	242,748,848	40,792,922	119,120,881
253,564,556	368,218,607	214,131,272	309,423,810	77,916,973	140,802,975
1,625,795,092	1,257,576,485	1,095,081,891	785,658,081	345,558,598	204,755,623
$1,879,359,648	$1,625,795,092	$1,309,213,163	$1,095,081,891	$423,475,571	$345,558,598

8,869	36,846	5,921	17,560	6,970	6,676
—	3,527	—	2,330	—	95
(8,998)	(85,768)	(7,931)	(19,287)	(318)	(24,510)
(129)	(45,395)	(2,010)	603	6,652	(17,739)

16,558,150	33,394,283	15,263,847	28,390,368	5,769,244	10,450,477
—	4,514,132	—	2,761,589	—	610,790
(11,333,288)	(20,689,978)	(9,227,506)	(15,641,860)	(3,249,248)	(3,186,981)
5,224,862	17,218,437	6,036,341	15,510,097	2,519,996	7,874,286

233,946	478,485	82,655	191,043	78,166	67,479
—	46,130	—	18,063	—	2,108
(97,492)	(187,772)	(71,423)	(89,187)	(10,195)	(15,702)
136,454	336,843	11,232	119,919	67,971	53,885
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Target Retirement 2070 Fund
	Six Months Ended* 6/30/25 (Unaudited)	For the Period 12/31/24*- 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,391	$(11)
Net realized gain (loss)	35,532	—
Net change in unrealized appreciation/depreciation	2,992,272	(28)
Net increase (decrease) in net assets resulting from operations	3,054,195	(39)
DISTRIBUTIONS TO SHAREHOLDERS:
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	—	1,000,000
Net increase (decrease) from capital share transactions	—	1,000,000
Class K
Proceeds from sale of shares sold	28,822,724	1,000,000
Cost of shares redeemed	(216,800)	—
Net increase (decrease) from capital share transactions	28,605,924	1,000,000
Class R3
Proceeds from sale of shares sold	8,028	1,000,000
Net increase (decrease) from capital share transactions	8,028	1,000,000
Net increase (decrease) in net assets from beneficial interest transactions	28,613,952	3,000,000
Net increase (decrease) in net assets during the period	31,668,147	2,999,961
Net assets at beginning of period	2,999,961	—
NET ASSETS AT END OF PERIOD	$34,668,108	$2,999,961
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	—	100,000
Net increase (decrease) from share transactions	—	100,000
Class K
Shares sold	2,807,479	100,000
Shares redeemed	(21,120)	—
Net increase (decrease) from share transactions	2,786,359	100,000
Class R3
Shares sold	720	100,000
Net increase (decrease) from share transactions	720	100,000

*	Commencement of operations.
See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$10.68	$10.55	$10.03	$12.01	$11.99	$11.05
Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.38	0.38	0.31	0.17	0.38
Net realized and unrealized gain (loss)	0.45	0.37	0.69	(1.77)	0.65	0.75
Total from investment operations	0.59	0.75	1.07	(1.46)	0.82	1.13
Distributions to shareholders from:
Net investment income	—	(0.41)	(0.35)	(0.31)	(0.28)	(0.18)
Net realized gains	—	(0.21)	(0.20)	(0.21)	(0.52)	(0.01)
Total distributions	—	(0.62)	(0.55)	(0.52)	(0.80)	(0.19)
Net asset value, end of period	$11.27	$10.68	$10.55	$10.03	$12.01	$11.99
Total return (b)	5.52%	7.07%	10.71%	(12.19)%	6.87%	10.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,709	$3,351	$3,275	$724	$906	$21,801
Ratios to Average Net Assets:
Total expenses (c)	0.25%(d)	0.30%	0.27%	0.28%	0.42%	0.24%
Net expenses (c)	0.07%(d)	0.12%	0.10%	0.10%	0.24%	0.02%
Net investment income (loss)	2.67%(d)	3.48%	3.66%	2.79%	1.36%	3.26%
Portfolio turnover rate	12%(e)	17%	13%	17%	33%	24%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$10.75	$10.61	$10.09	$12.08	$11.97	$11.03
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.39	0.36	0.32	0.30	0.26
Net realized and unrealized gain (loss)	0.45	0.39	0.73	(1.78)	0.64	0.87
Total from investment operations	0.60	0.78	1.09	(1.46)	0.94	1.13
Distributions to shareholders from:
Net investment income	—	(0.43)	(0.37)	(0.32)	(0.31)	(0.18)
Net realized gains	—	(0.21)	(0.20)	(0.21)	(0.52)	(0.01)
Total distributions	—	(0.64)	(0.57)	(0.53)	(0.83)	(0.19)
Net asset value, end of period	$11.35	$10.75	$10.61	$10.09	$12.08	$11.97
Total return (b)	5.58%	7.26%	10.77%	(12.11)%	7.92%	10.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,487,068	$620,511	$671,982	$596,200	$635,314	$491,138
Ratios to Average Net Assets:
Total expenses (c)	0.14%(d)	0.16%	0.16%	0.16%	0.15%	0.19%
Net expenses (c)	(0.03)%(d)(e)	(0.02)%(e)	(0.01)%(e)	(0.02)%(e)	(0.03)%(e)	(0.03)%(e)
Net investment income (loss)	2.81%(d)	3.54%	3.39%	2.93%	2.40%	2.29%
Portfolio turnover rate	12%(f)	17%	13%	17%	33%	24%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(f)	Not annualized.
See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$10.76	$10.62	$10.10	$11.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.37	0.31	0.25
Net realized and unrealized gain (loss)	0.44	0.37	0.72	(1.27)
Total from investment operations	0.57	0.74	1.03	(1.02)
Net investment income	—	(0.39)	(0.31)	(0.26)
Net realized gains	—	(0.21)	(0.20)	(0.21)
Total distributions	—	(0.60)	(0.51)	(0.47)
Net asset value, end of period	$11.33	$10.76	$10.62	$10.10
Total return (b)	5.30%	6.88%	10.21%	(8.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,923	$4,397	$3,243	$2,548
Ratios to Average Net Assets:
Total expenses (c)	0.61%(d)	0.49%	0.66%	0.66%(d)
Net expenses (c)	0.43%(d)	0.32%	0.49%	0.48%(d)
Net investment income (loss)	2.47%(d)	3.37%	2.97%	2.76%(d)
Portfolio turnover rate	12%(e)	17%	13%	17%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$11.85	$11.62	$10.70	$13.50	$13.06	$11.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.38	0.37	0.30	0.15	0.50
Net realized and unrealized gain (loss)	0.65	0.64	1.08	(2.40)	1.16	1.26
Total from investment operations	0.76	1.02	1.45	(2.10)	1.31	1.76
Distributions to shareholders from:
Net investment income	—	(0.40)	(0.35)	(0.30)	(0.29)	(0.25)
Net realized gains	—	(0.39)	(0.18)	(0.40)	(0.58)	(0.37)
Total distributions	—	(0.79)	(0.53)	(0.70)	(0.87)	(0.62)
Net asset value, end of period	$12.61	$11.85	$11.62	$10.70	$13.50	$13.06
Total return (b)	6.41%	8.76%	13.58%	(15.47)%	10.03%	14.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,171	$10,309	$9,938	$3,610	$5,301	$59,792
Ratios to Average Net Assets:
Total expenses (c)	0.25%(d)	0.27%	0.26%	0.26%	0.38%	0.19%
Net expenses (c)	0.10%(d)	0.14%	0.12%	0.13%	0.25%	0.04%
Net investment income (loss)	1.89%(d)	3.13%	3.26%	2.46%	1.11%	3.96%
Portfolio turnover rate	11%(e)	18%	14%	16%	24%	39%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$11.96	$11.72	$10.79	$13.60	$13.09	$11.94
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.40	0.35	0.33	0.36	0.27
Net realized and unrealized gain (loss)	0.66	0.65	1.12	(2.42)	1.06	1.50
Total from investment operations	0.78	1.05	1.47	(2.09)	1.42	1.77
Distributions to shareholders from:
Net investment income	—	(0.42)	(0.36)	(0.32)	(0.33)	(0.25)
Net realized gains	—	(0.39)	(0.18)	(0.40)	(0.58)	(0.37)
Total distributions	—	(0.81)	(0.54)	(0.72)	(0.91)	(0.62)
Net asset value, end of period	$12.74	$11.96	$11.72	$10.79	$13.60	$13.09
Total return (b)	6.52%	8.92%	13.68%	(15.33)%	10.81%	14.84%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,934,444	$1,947,698	$1,910,011	$1,615,466	$1,738,831	$1,228,301
Ratios to Average Net Assets:
Total expenses (c)	0.13%(d)	0.12%	0.13%	0.13%	0.13%	0.14%
Net expenses (c)	(0.02)%(d)(e)	(0.01)%(e)	(0.01)%(e)	0.00%(f)	0.00%(f)	(0.01)%(e)
Net investment income (loss)	2.04%(d)	3.26%	3.09%	2.73%	2.57%	2.24%
Portfolio turnover rate	11%(g)	18%	14%	16%	24%	39%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(f)	Amount is less than 0.005%.
(g)	Not annualized.
See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$11.97	$11.74	$10.80	$12.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.33	0.30	0.26
Net realized and unrealized gain (loss)	0.66	0.65	1.12	(1.69)
Total from investment operations	0.75	0.98	1.42	(1.43)
Net investment income	—	(0.36)	(0.30)	(0.26)
Net realized gains	—	(0.39)	(0.18)	(0.40)
Total distributions	—	(0.75)	(0.48)	(0.66)
Net asset value, end of period	$12.72	$11.97	$11.74	$10.80
Total return (b)	6.27%	8.27%	13.09%	(10.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,753	$13,145	$13,239	$11,524
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)	0.62%	0.63%	0.63%(d)
Net expenses (c)	0.48%(d)	0.49%	0.49%	0.50%(d)
Net investment income (loss)	1.55%(d)	2.72%	2.62%	2.64%(d)
Portfolio turnover rate	11%(e)	18%	14%	16%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$12.86	$12.43	$11.19	$14.29	$13.70	$12.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.39	0.35	0.26	0.11	0.53
Net realized and unrealized gain (loss)	0.94	0.83	1.40	(2.71)	1.36	1.58
Total from investment operations	1.03	1.22	1.75	(2.45)	1.47	2.11
Distributions to shareholders from:
Net investment income	—	(0.38)	(0.34)	(0.26)	(0.27)	(0.24)
Net realized gains	—	(0.41)	(0.17)	(0.39)	(0.61)	(0.43)
Total distributions	—	(0.79)	(0.51)	(0.65)	(0.88)	(0.67)
Net asset value, end of period	$13.89	$12.86	$12.43	$11.19	$14.29	$13.70
Total return (b)	8.01%	9.80%	15.63%	(17.13)%	10.76%	17.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,130	$23,408	$20,488	$6,903	$8,838	$69,750
Ratios to Average Net Assets:
Total expenses (c)	0.23%(d)	0.27%	0.25%	0.25%	0.37%	0.19%
Net expenses (c)	0.13%(d)	0.17%	0.15%	0.15%	0.27%	0.08%
Net investment income (loss)	1.42%(d)	2.92%	2.93%	2.04%	0.74%	4.00%
Portfolio turnover rate	13%(e)	15%	12%	14%	22%	27%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$12.95	$12.51	$11.26	$14.36	$13.72	$12.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.10	0.40	0.35	0.29	0.35	0.27
Net realized and unrealized gain (loss)	0.94	0.85	1.42	(2.73)	1.21	1.86
Total from investment operations	1.04	1.25	1.77	(2.44)	1.56	2.13
Distributions to shareholders from:
Net investment income	—	(0.40)	(0.35)	(0.27)	(0.31)	(0.25)
Net realized gains	—	(0.41)	(0.17)	(0.39)	(0.61)	(0.43)
Total distributions	—	(0.81)	(0.52)	(0.66)	(0.92)	(0.68)
Net asset value, end of period	$13.99	$12.95	$12.51	$11.26	$14.36	$13.72
Total return (b)	8.03%	9.97%	15.74%	(16.95)%	11.37%	17.24%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,202,201	$2,979,566	$2,651,799	$1,991,503	$2,055,047	$1,367,241
Ratios to Average Net Assets:
Total expenses (c)	0.12%(d)	0.12%	0.12%	0.13%	0.12%	0.14%
Net expenses (c)	0.02%(d)	0.02%	0.02%	0.02%	0.03%	0.03%
Net investment income (loss)	1.52%(d)	3.04%	2.90%	2.30%	2.37%	2.13%
Portfolio turnover rate	13%(e)	15%	12%	14%	22%	27%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$12.97	$12.52	$11.27	$13.51
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.33	0.28	0.21
Net realized and unrealized gain (loss)	0.93	0.86	1.43	(1.85)
Total from investment operations	1.00	1.19	1.71	(1.64)
Net investment income	—	(0.33)	(0.29)	(0.21)
Net realized gains	—	(0.41)	(0.17)	(0.39)
Total distributions	—	(0.74)	(0.46)	(0.60)
Net asset value, end of period	$13.97	$12.97	$12.52	$11.27
Total return (b)	7.71%	9.50%	15.15%	(12.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,825	$34,010	$31,819	$26,891
Ratios to Average Net Assets:
Total expenses (c)	0.62%(d)	0.62%	0.62%	0.63%(d)
Net expenses (c)	0.52%(d)	0.52%	0.52%	0.52%(d)
Net investment income (loss)	1.01%(d)	2.52%	2.32%	2.04%(d)
Portfolio turnover rate	13%(e)	15%	12%	14%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.69	$13.06	$11.64	$14.96	$14.16	$12.54
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.38	0.30	0.21	0.06	0.56
Net realized and unrealized gain (loss)	1.13	1.00	1.65	(2.92)	1.55	1.71
Total from investment operations	1.20	1.38	1.95	(2.71)	1.61	2.27
Distributions to shareholders from:
Net investment income	—	(0.38)	(0.33)	(0.22)	(0.26)	(0.24)
Net realized gains	—	(0.37)	(0.20)	(0.39)	(0.55)	(0.41)
Total distributions	—	(0.75)	(0.53)	(0.61)	(0.81)	(0.65)
Net asset value, end of period	$14.89	$13.69	$13.06	$11.64	$14.96	$14.16
Total return (b)	8.77%	10.49%	16.70%	(18.02)%	11.38%	18.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,839	$6,491	$6,801	$3,527	$4,878	$49,518
Ratios to Average Net Assets:
Total expenses (c)	0.24%(d)	0.28%	0.27%	0.28%	0.38%	0.20%
Net expenses (c)	0.16%(d)	0.20%	0.18%	0.19%	0.29%	0.10%
Net investment income (loss)	0.98%(d)	2.69%	2.43%	1.60%	0.41%	4.14%
Portfolio turnover rate	12%(e)	14%	11%	12%	19%	22%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$13.84	$13.20	$11.75	$15.09	$14.21	$12.57
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.40	0.34	0.26	0.34	0.26
Net realized and unrealized gain (loss)	1.14	1.01	1.65	(2.97)	1.39	2.03
Total from investment operations	1.22	1.41	1.99	(2.71)	1.73	2.29
Distributions to shareholders from:
Net investment income	—	(0.40)	(0.34)	(0.24)	(0.30)	(0.24)
Net realized gains	—	(0.37)	(0.20)	(0.39)	(0.55)	(0.41)
Total distributions	—	(0.77)	(0.54)	(0.63)	(0.85)	(0.65)
Net asset value, end of period	$15.06	$13.84	$13.20	$11.75	$15.09	$14.21
Total return (b)	8.82%	10.62%	16.94%	(17.89)%	12.18%	18.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,271,826	$2,979,142	$2,566,604	$1,883,267	$1,863,635	$1,215,824
Ratios to Average Net Assets:
Total expenses (c)	0.12%(d)	0.12%	0.13%	0.13%	0.13%	0.14%
Net expenses (c)	0.05%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	1.10%(d)	2.87%	2.71%	2.00%	2.26%	2.03%
Portfolio turnover rate	12%(e)	14%	11%	12%	19%	22%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$13.85	$13.21	$11.76	$14.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.34	0.27	0.18
Net realized and unrealized gain (loss)	1.14	1.00	1.65	(1.98)
Total from investment operations	1.18	1.34	1.92	(1.80)
Net investment income	—	(0.33)	(0.27)	(0.18)
Net realized gains	—	(0.37)	(0.20)	(0.39)
Total distributions	—	(0.70)	(0.47)	(0.57)
Net asset value, end of period	$15.03	$13.85	$13.21	$11.76
Total return (b)	8.52%	10.05%	16.34%	(12.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,929	$19,401	$15,189	$11,922
Ratios to Average Net Assets:
Total expenses (c)	0.62%(d)	0.62%	0.63%	0.63%(d)
Net expenses (c)	0.55%(d)	0.54%	0.54%	0.54%(d)
Net investment income (loss)	0.60%(d)	2.42%	2.13%	1.70%(d)
Portfolio turnover rate	12%(e)	14%	11%	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.11	$13.31	$11.74	$15.19	$14.35	$12.65
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.36	0.29	0.21	0.02	0.58
Net realized and unrealized gain (loss)	1.24	1.14	1.79	(3.03)	1.67	1.79
Total from investment operations	1.29	1.50	2.08	(2.82)	1.69	2.37
Distributions to shareholders from:
Net investment income	—	(0.36)	(0.31)	(0.20)	(0.26)	(0.23)
Net realized gains	—	(0.34)	(0.20)	(0.43)	(0.59)	(0.44)
Total distributions	—	(0.70)	(0.51)	(0.63)	(0.85)	(0.67)
Net asset value, end of period	$15.40	$14.11	$13.31	$11.74	$15.19	$14.35
Total return (b)	9.14%	11.24%	17.65%	(18.51)%	11.75%	18.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,986	$6,302	$5,479	$2,780	$2,991	$51,116
Ratios to Average Net Assets:
Total expenses (c)	0.24%(d)	0.27%	0.27%	0.28%	0.39%	0.20%
Net expenses (c)	0.18%(d)	0.21%	0.19%	0.20%	0.32%	0.10%
Net investment income (loss)	0.64%(d)	2.55%	2.31%	1.62%	0.12%	4.25%
Portfolio turnover rate	11%(e)	12%	12%	12%	19%	19%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.30	$13.48	$11.88	$15.36	$14.36	$12.66
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06	0.39	0.32	0.24	0.35	0.25
Net realized and unrealized gain (loss)	1.26	1.15	1.80	(3.07)	1.54	2.12
Total from investment operations	1.32	1.54	2.12	(2.83)	1.89	2.37
Distributions to shareholders from:
Net investment income	—	(0.38)	(0.32)	(0.22)	(0.30)	(0.23)
Net realized gains	—	(0.34)	(0.20)	(0.43)	(0.59)	(0.44)
Total distributions	—	(0.72)	(0.52)	(0.65)	(0.89)	(0.67)
Net asset value, end of period	$15.62	$14.30	$13.48	$11.88	$15.36	$14.36
Total return (b)	9.23%	11.40%	17.82%	(18.40)%	13.15%	18.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,070,345	$2,767,819	$2,352,248	$1,664,976	$1,677,750	$1,076,641
Ratios to Average Net Assets:
Total expenses (c)	0.12%(d)	0.12%	0.13%	0.14%	0.13%	0.15%
Net expenses (c)	0.06%(d)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	0.76%(d)	2.68%	2.52%	1.79%	2.23%	1.94%
Portfolio turnover rate	11%(e)	12%	12%	12%	19%	19%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$14.31	$13.49	$11.89	$14.35
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.31	0.24	0.16
Net realized and unrealized gain (loss)	1.27	1.15	1.81	(2.03)
Total from investment operations	1.29	1.46	2.05	(1.87)
Net investment income	—	(0.30)	(0.25)	(0.16)
Net realized gains	—	(0.34)	(0.20)	(0.43)
Total distributions	—	(0.64)	(0.45)	(0.59)
Net asset value, end of period	$15.60	$14.31	$13.49	$11.89
Total return (b)	9.01%	10.83%	17.22%	(13.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$31,977	$29,123	$26,093	$21,698
Ratios to Average Net Assets:
Total expenses (c)	0.62%(d)	0.62%	0.63%	0.64%(d)
Net expenses (c)	0.56%(d)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	0.25%(d)	2.13%	1.89%	1.44%(d)
Portfolio turnover rate	11%(e)	12%	12%	12%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.75	$13.83	$12.09	$15.72	$14.58	$12.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.34	0.32	0.20	0.03	0.58
Net realized and unrealized gain (loss)	1.37	1.30	1.91	(3.19)	1.88	1.87
Total from investment operations	1.40	1.64	2.23	(2.99)	1.91	2.45
Distributions to shareholders from:
Net investment income	—	(0.35)	(0.31)	(0.20)	(0.28)	(0.22)
Net realized gains	—	(0.37)	(0.18)	(0.44)	(0.49)	(0.37)
Total distributions	—	(0.72)	(0.49)	(0.64)	(0.77)	(0.59)
Net asset value, end of period	$16.15	$14.75	$13.83	$12.09	$15.72	$14.58
Total return (b)	9.56%	11.84%	18.45%	(18.93)%	13.08%	19.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,561	$3,263	$3,304	$1,645	$2,357	$23,059
Ratios to Average Net Assets:
Total expenses (c)	0.24%(d)	0.28%	0.27%	0.28%	0.39%	0.21%
Net expenses (c)	0.18%(d)	0.21%	0.19%	0.18%	0.30%	0.10%
Net investment income (loss)	0.39%(d)	2.29%	2.42%	1.46%	0.17%	4.27%
Portfolio turnover rate	10%(e)	13%	10%	10%	17%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.84	$13.91	$12.16	$15.79	$14.58	$12.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.04	0.39	0.33	0.24	0.37	0.25
Net realized and unrealized gain (loss)	1.38	1.29	1.93	(3.21)	1.65	2.21
Total from investment operations	1.42	1.68	2.26	(2.97)	2.02	2.46
Distributions to shareholders from:
Net investment income	—	(0.38)	(0.33)	(0.22)	(0.32)	(0.23)
Net realized gains	—	(0.37)	(0.18)	(0.44)	(0.49)	(0.37)
Total distributions	—	(0.75)	(0.51)	(0.66)	(0.81)	(0.60)
Net asset value, end of period	$16.26	$14.84	$13.91	$12.16	$15.79	$14.58
Total return (b)	9.57%	12.00%	18.56%	(18.75)%	13.83%	19.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,835,562	$2,541,824	$2,108,582	$1,459,184	$1,409,868	$847,354
Ratios to Average Net Assets:
Total expenses (c)	0.13%(d)	0.13%	0.13%	0.14%	0.14%	0.16%
Net expenses (c)	0.06%(d)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	0.51%(d)	2.57%	2.47%	1.80%	2.32%	1.93%
Portfolio turnover rate	10%(e)	13%	10%	10%	17%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$14.85	$13.92	$12.17	$14.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00(b)	0.31	0.26	0.17
Net realized and unrealized gain (loss)	1.39	1.29	1.92	(2.13)
Total from investment operations	1.39	1.60	2.18	(1.96)
Net investment income	—	(0.30)	(0.25)	(0.15)
Net realized gains	—	(0.37)	(0.18)	(0.44)
Total distributions	—	(0.67)	(0.43)	(0.59)
Net asset value, end of period	$16.24	$14.85	$13.92	$12.17
Total return (c)	9.36%	11.43%	17.95%	(13.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,924	$19,198	$15,266	$10,148
Ratios to Average Net Assets:
Total expenses (d)	0.63%(e)	0.62%	0.63%	0.64%(e)
Net expenses (d)	0.56%(e)	0.56%	0.56%	0.55%(e)
Net investment income (loss)	0.00%(e)(f)	2.06%	1.99%	1.57%(e)
Portfolio turnover rate	10%(g)	13%	10%	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)	Not annualized.
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$14.85	$13.82	$11.96	$15.62	$14.48	$12.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.34	0.28	0.23	0.00(b)	0.61
Net realized and unrealized gain (loss)	1.44	1.38	2.01	(3.23)	1.90	1.87
Total from investment operations	1.46	1.72	2.29	(3.00)	1.90	2.48
Distributions to shareholders from:
Net investment income	—	(0.35)	(0.30)	(0.20)	(0.28)	(0.22)
Net realized gains	—	(0.34)	(0.13)	(0.46)	(0.48)	(0.38)
Total distributions	—	(0.69)	(0.43)	(0.66)	(0.76)	(0.60)
Net asset value, end of period	$16.31	$14.85	$13.82	$11.96	$15.62	$14.48
Total return (c)	9.83%	12.38%	19.16%	(19.19)%	13.12%	19.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,915	$3,469	$3,336	$1,923	$1,596	$24,016
Ratios to Average Net Assets:
Total expenses (d)	0.26%(e)	0.29%	0.29%	0.31%	0.41%	0.24%
Net expenses (d)	0.19%(e)	0.22%	0.20%	0.21%	0.31%	0.10%
Net investment income (loss)	0.22%(e)	2.28%	2.18%	1.73%	0.02%	4.48%
Portfolio turnover rate	10%(f)	13%	9%	10%	17%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$15.02	$13.97	$12.08	$15.77	$14.49	$12.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.38	0.33	0.25	0.38	0.25
Net realized and unrealized gain (loss)	1.46	1.38	2.01	(3.27)	1.70	2.24
Total from investment operations	1.49	1.76	2.34	(3.02)	2.08	2.49
Distributions to shareholders from:
Net investment income	—	(0.37)	(0.32)	(0.21)	(0.32)	(0.22)
Net realized gains	—	(0.34)	(0.13)	(0.46)	(0.48)	(0.38)
Total distributions	—	(0.71)	(0.45)	(0.67)	(0.80)	(0.60)
Net asset value, end of period	$16.51	$15.02	$13.97	$12.08	$15.77	$14.49
Total return (b)	9.92%	12.56%	19.36%	(19.10)%	14.37%	19.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,424,827	$2,153,242	$1,740,744	$1,121,272	$1,021,959	$587,556
Ratios to Average Net Assets:
Total expenses (c)	0.13%(d)	0.13%	0.14%	0.16%	0.15%	0.19%
Net expenses (c)	0.06%(d)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income (loss)	0.34%(d)	2.54%	2.51%	1.84%	2.42%	1.98%
Portfolio turnover rate	10%(e)	13%	9%	10%	17%	16%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$15.03	$13.98	$12.08	$14.87
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.29	0.26	0.17
Net realized and unrealized gain (loss)	1.46	1.39	2.02	(2.35)
Total from investment operations	1.45	1.68	2.28	(2.18)
Net investment income	—	(0.29)	(0.25)	(0.15)
Net realized gains	—	(0.34)	(0.13)	(0.46)
Total distributions	—	(0.63)	(0.38)	(0.61)
Net asset value, end of period	$16.48	$15.03	$13.98	$12.08
Total return (b)	9.65%	11.98%	18.85%	(14.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,579	$24,996	$21,284	$13,177
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)	0.63%	0.64%	0.66%(d)
Net expenses (c)	0.56%(d)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	(0.16)%(d)	1.91%	2.01%	1.47%(d)
Portfolio turnover rate	10%(e)	13%	9%	10%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$15.33	$14.24	$12.29	$15.98	$14.72	$12.68
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.23	0.32	0.23	0.01	0.63
Net realized and unrealized gain (loss)	1.51	1.54	2.06	(3.31)	1.95	1.86
Total from investment operations	1.52	1.77	2.38	(3.08)	1.96	2.49
Distributions to shareholders from:
Net investment income	—	(0.35)	(0.31)	(0.20)	(0.28)	(0.22)
Net realized gains	—	(0.33)	(0.12)	(0.41)	(0.42)	(0.23)
Total distributions	—	(0.68)	(0.43)	(0.61)	(0.70)	(0.45)
Net asset value, end of period	$16.85	$15.33	$14.24	$12.29	$15.98	$14.72
Total return (b)	9.92%	12.40%	19.33%	(19.23)%	13.32%	19.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,409	$1,284	$1,838	$996	$715	$8,940
Ratios to Average Net Assets:
Total expenses (c)	0.32%(d)	0.33%	0.31%	0.34%	0.44%	0.32%
Net expenses (c)	0.24%(d)	0.25%	0.21%	0.21%	0.31%	0.09%
Net investment income (loss)	0.09%(d)	1.51%	2.42%	1.72%	0.05%	4.61%
Portfolio turnover rate	9%(e)	13%	9%	9%	15%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$15.43	$14.32	$12.36	$16.06	$14.70	$12.66
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.40	0.34	0.26	0.40	0.26
Net realized and unrealized gain (loss)	1.53	1.42	2.07	(3.33)	1.71	2.23
Total from investment operations	1.55	1.82	2.41	(3.07)	2.11	2.49
Distributions to shareholders from:
Net investment income	—	(0.38)	(0.33)	(0.22)	(0.33)	(0.22)
Net realized gains	—	(0.33)	(0.12)	(0.41)	(0.42)	(0.23)
Total distributions	—	(0.71)	(0.45)	(0.63)	(0.75)	(0.45)
Net asset value, end of period	$16.98	$15.43	$14.32	$12.36	$16.06	$14.70
Total return (b)	10.05%	12.66%	19.45%	(19.09)%	14.31%	19.65%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,855,328	$1,606,001	$1,243,394	$770,434	$641,834	$323,975
Ratios to Average Net Assets:
Total expenses (c)	0.14%(d)	0.14%	0.15%	0.18%	0.18%	0.27%
Net expenses (c)	0.06%(d)	0.06%	0.05%	0.05%	0.05%	0.04%
Net investment income (loss)	0.28%(d)	2.56%	2.53%	1.90%	2.52%	2.05%
Portfolio turnover rate	9%(e)	13%	9%	9%	15%	18%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$15.45	$14.33	$12.37	$14.94
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.34	0.26	0.17
Net realized and unrealized gain (loss)	1.52	1.41	2.07	(2.18)
Total from investment operations	1.50	1.75	2.33	(2.01)
Net investment income	—	(0.30)	(0.25)	(0.15)
Net realized gains	—	(0.33)	(0.12)	(0.41)
Total distributions	—	(0.63)	(0.37)	(0.56)
Net asset value, end of period	$16.95	$15.45	$14.33	$12.37
Total return (b)	9.71%	12.15%	18.84%	(13.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,623	$18,510	$12,344	$7,963
Ratios to Average Net Assets:
Total expenses (c)	0.64%(d)	0.64%	0.65%	0.68%(d)
Net expenses (c)	0.56%(d)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	(0.23)%(d)	2.17%	1.91%	1.54%(d)
Portfolio turnover rate	9%(e)	13%	9%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$15.63	$14.45	$12.45	$16.06	$14.69	$12.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.41	0.33	0.22	0.05	0.59
Net realized and unrealized gain (loss)	1.55	1.41	2.06	(3.30)	1.97	1.87
Total from investment operations	1.56	1.82	2.39	(3.08)	2.02	2.46
Distributions to shareholders from:
Net investment income	—	(0.36)	(0.31)	(0.20)	(0.29)	(0.22)
Net realized gains	—	(0.28)	(0.08)	(0.33)	(0.36)	(0.08)
Total distributions	—	(0.64)	(0.39)	(0.53)	(0.65)	(0.30)
Net asset value, end of period	$17.19	$15.63	$14.45	$12.45	$16.06	$14.69
Total return (b)	9.98%	12.57%	19.22%	(19.16)%	13.75%	19.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$990	$932	$853	$588	$633	$3,458
Ratios to Average Net Assets:
Total expenses (c)	0.27%(d)	0.31%	0.33%	0.38%	0.50%	0.54%
Net expenses (c)	0.18%(d)	0.20%	0.19%	0.18%	0.28%	0.09%
Net investment income (loss)	0.16%(d)	2.61%	2.41%	1.60%	0.33%	4.41%
Portfolio turnover rate	9%(e)	14%	8%	9%	13%	25%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Net asset value, beginning of period	$15.69	$14.51	$12.49	$16.11	$14.69	$12.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.42	0.36	0.28	0.43	0.27
Net realized and unrealized gain (loss)	1.56	1.42	2.07	(3.36)	1.68	2.19
Total from investment operations	1.58	1.84	2.43	(3.08)	2.11	2.46
Distributions to shareholders from:
Net investment income	—	(0.38)	(0.33)	(0.21)	(0.33)	(0.22)
Net realized gains	—	(0.28)	(0.08)	(0.33)	(0.36)	(0.08)
Total distributions	—	(0.66)	(0.41)	(0.54)	(0.69)	(0.30)
Net asset value, end of period	$17.27	$15.69	$14.51	$12.49	$16.11	$14.69
Total return (b)	10.07%	12.67%	19.45%	(19.08)%	14.34%	19.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,299,179	$1,086,085	$779,090	$432,395	$314,182	$137,392
Ratios to Average Net Assets:
Total expenses (c)	0.16%(d)	0.16%	0.19%	0.25%	0.28%	0.49%
Net expenses (c)	0.06%(d)	0.06%	0.05%	0.05%	0.05%	0.04%
Net investment income (loss)	0.28%(d)	2.65%	2.66%	2.03%	2.68%	2.12%
Portfolio turnover rate	9%(e)	14%	8%	9%	13%	25%
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$15.70	$14.51	$12.49	$15.19
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.33	0.29	0.20
Net realized and unrealized gain (loss)	1.55	1.44	2.06	(2.42)
Total from investment operations	1.53	1.77	2.35	(2.22)
Net investment income	—	(0.30)	(0.25)	(0.15)
Net realized gains	—	(0.28)	(0.08)	(0.33)
Total distributions	—	(0.58)	(0.33)	(0.48)
Net asset value, end of period	$17.23	$15.70	$14.51	$12.49
Total return (b)	9.75%	12.17%	18.86%	(14.62)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,045	$8,065	$5,715	$3,179
Ratios to Average Net Assets:
Total expenses (c)	0.66%(d)	0.66%	0.69%	0.75%(d)
Net expenses (c)	0.56%(d)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	(0.23)%(d)	2.12%	2.14%	1.72%(d)
Portfolio turnover rate	9%(e)	14%	8%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$15.32	$13.96	$11.96	$15.22	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.18	0.30	0.22	0.31	0.19
Net realized and unrealized gain (loss)	1.49	1.59	2.00	(3.15)	1.62	4.13
Total from investment operations	1.51	1.77	2.30	(2.93)	1.93	4.32
Distributions to shareholders from:
Net investment income	—	(0.34)	(0.26)	(0.17)	(0.26)	(0.23)
Net realized gains	—	(0.07)	(0.02)	(0.16)	(0.14)	(0.40)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	—	(0.41)	(0.30)	(0.33)	(0.40)	(0.63)
Net asset value, end of period	$16.83	$15.32	$13.96	$11.96	$15.22	$13.69
Total return (b)	9.86%	12.67%	19.20%	(19.23)%	14.09%	43.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$176	$58	$301	$191	$178	$137
Ratios to Average Net Assets:
Total expenses (c)	0.30%(d)	0.29%	0.49%	0.66%	1.45%	12.01%(d)
Net expenses (c)	0.15%(d)	0.14%	0.25%	0.25%	0.25%	0.22%(d)
Net investment income (loss)	0.20%(d)	1.20%	2.30%	1.67%	2.05%	2.08%(d)
Portfolio turnover rate	16%(e)	11%	8%	9%	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	For the Period 3/30/20*- 12/31/20
Net asset value, beginning of period	$15.31	$13.96	$11.96	$15.23	$13.69	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.43	0.37	0.31	0.61	0.45
Net realized and unrealized gain (loss)	1.49	1.35	1.96	(3.22)	1.36	3.88
Total from investment operations	1.51	1.78	2.33	(2.91)	1.97	4.33
Distributions to shareholders from:
Net investment income	—	(0.36)	(0.29)	(0.20)	(0.29)	(0.24)
Net realized gains	—	(0.07)	(0.02)	(0.16)	(0.14)	(0.40)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	—	(0.43)	(0.33)	(0.36)	(0.43)	(0.64)
Net asset value, end of period	$16.82	$15.31	$13.96	$11.96	$15.23	$13.69
Total return (b)	9.86%	12.75%	19.43%	(19.12)%	14.39%	43.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$420,550	$344,036	$203,873	$93,596	$43,241	$3,557
Ratios to Average Net Assets:
Total expenses (c)	0.20%(d)	0.21%	0.29%	0.46%	1.25%	11.81%(d)
Net expenses (c)	0.05%(d)	0.06%	0.05%	0.05%	0.05%	0.02%(d)
Net investment income (loss)	0.29%(d)	2.85%	2.85%	2.41%	4.06%	4.70%(d)
Portfolio turnover rate	16%(e)	11%	8%	9%	20%	86%(e)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$15.34	$13.99	$11.99	$14.08
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.42	0.35	0.34
Net realized and unrealized gain (loss)	1.51	1.28	1.90	(2.13)
Total from investment operations	1.49	1.70	2.25	(1.79)
Net investment income	—	(0.28)	(0.22)	(0.14)
Net realized gains	—	(0.07)	(0.02)	(0.16)
Return of Capital	—	—	(0.01)	—
Total distributions	—	(0.35)	(0.25)	(0.30)
Net asset value, end of period	$16.83	$15.34	$13.99	$11.99
Total return (b)	9.65%	12.15%	18.69%	(12.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,749	$1,465	$582	$152
Ratios to Average Net Assets:
Total expenses (c)	0.70%(d)	0.71%	0.79%	0.96%(d)
Net expenses (c)	0.55%(d)	0.56%	0.55%	0.55%(d)
Net investment income (loss)	(0.21)%(d)	2.78%	2.66%	3.26%(d)
Portfolio turnover rate	16%(e)	11%	8%	9%
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/25 (Unaudited)	For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	(0.00)(b)
Net realized and unrealized gain (loss)	1.21	(0.00)(b)
Total from investment operations	1.23	(0.00)(b)
Net asset value, end of period	$11.23	$10.00
Total return (c)	12.30%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,123	$1,000
Ratios to Average Net Assets:
Total expenses (d)	0.90%(e)	199.54%(e)
Net expenses (d)	0.06%(e)	0.04%(e)
Net investment income (loss)	0.30%(e)	(0.04)%(e)
Portfolio turnover rate	7%(f)	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	(0.00)(b)
Net realized and unrealized gain (loss)	1.21	(0.00)(b)
Total from investment operations	1.23	(0.00)(b)
Net asset value, end of period	$11.23	$10.00
Total return (c)	12.30%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$32,416	$1,000
Ratios to Average Net Assets:
Total expenses (d)	0.89%(e)	199.58%(e)
Net expenses (d)	0.06%(e)	0.07%(e)
Net investment income (loss)	0.31%(e)	(0.07)%(e)
Portfolio turnover rate	7%(f)	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/25 (Unaudited)	For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00	(0.00)(b)
Net realized and unrealized gain (loss)	1.21	(0.00)(b)
Total from investment operations	1.21	(0.00)(b)
Net asset value, end of period	$11.21	$10.00
Total return (c)	12.10%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,130	$1,000
Ratios to Average Net Assets:
Total expenses (d)	1.15%(e)	199.80%(e)
Net expenses (d)	0.31%(e)	0.29%(e)
Net investment income (loss)	0.05%(e)	(0.29)%(e)
Portfolio turnover rate	7%(f)	0%(f)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2025 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2030 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2035 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2040 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2045 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2050 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2055 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2060 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2065 Fund	Class I Class K Class R3	March 30, 2020 March 30, 2020 February 28, 2022	Diversified
State Street Target Retirement 2070 Fund	Class I Class K Class R3	December 31, 2024 December 31, 2024 December 31, 2024	Diversified
Class I, Class K and Class R3 shares are sold without a sales charge and only to certain eligible investors.
The State Street Target Retirement 2070 Fund commenced operations on December 31, 2024.
The State Street Target Retirement 2020 Fund merged into State Street Target Retirement Fund on March 31, 2025. Please refer to Note 10 for more information.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2026, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2026 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. SSGA FM and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate SSGA FD (or others) for services in connection with the distribution of a Fund’s Class R3 shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class R3 shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025, are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2025, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$195,809,928	$134,686,242
State Street Target Retirement 2025 Fund	216,108,434	335,801,306
State Street Target Retirement 2030 Fund	412,561,358	405,846,070
State Street Target Retirement 2035 Fund	409,057,863	363,433,257
State Street Target Retirement 2040 Fund	374,784,061	321,372,084
State Street Target Retirement 2045 Fund	329,339,971	276,547,491
State Street Target Retirement 2050 Fund	294,045,737	235,286,492
State Street Target Retirement 2055 Fund	245,939,086	158,245,588
State Street Target Retirement 2060 Fund	205,456,717	107,438,446
State Street Target Retirement 2065 Fund	102,473,326	61,423,985
State Street Target Retirement 2070 Fund	29,775,940	1,266,762
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$1,462,268,368	$99,470,810	$46,064,732	$53,406,078
State Street Target Retirement 2025 Fund	1,860,730,773	178,641,158	60,477,081	118,164,077
State Street Target Retirement 2030 Fund	2,964,220,774	390,891,517	82,983,012	307,908,505
State Street Target Retirement 2035 Fund	2,917,384,139	471,721,282	82,666,164	389,055,118
State Street Target Retirement 2040 Fund	2,696,727,076	491,425,123	71,182,160	420,242,963
State Street Target Retirement 2045 Fund	2,437,944,528	481,440,272	52,884,330	428,555,942
State Street Target Retirement 2050 Fund	2,065,560,747	437,359,838	38,420,621	398,939,217
State Street Target Retirement 2055 Fund	1,574,697,953	331,599,897	23,267,037	308,332,860
State Street Target Retirement 2060 Fund	1,104,762,316	224,319,955	18,000,818	206,319,137
State Street Target Retirement 2065 Fund	365,781,281	64,133,095	4,579,395	59,553,700
State Street Target Retirement 2070 Fund	31,749,732	3,013,939	21,695	2,992,244
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of June 30, 2025.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Target Retirement Fund	$ 1,169,470	$ 1,192,050	$ —	$ 1,192,050
State Street Target Retirement 2025 Fund	16,598,299	16,997,100	—	16,997,100
State Street Target Retirement 2030 Fund	1,998,997	2,037,600	—	2,037,600
State Street Target Retirement 2035 Fund	101,442	103,350	—	103,350
State Street Target Retirement 2040 Fund	885,114	—	899,100	899,100
State Street Target Retirement 2050 Fund	4,125,216	4,031,100	159,300	4,190,400
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$1,192,050	$—	$—	$—	$1,192,050	$1,192,050
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	16,997,100	—	—	—	16,997,100	16,997,100
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	2,037,600	—	—	—	2,037,600	2,037,600
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	103,350	—	—	—	103,350	103,350
State Street Target Retirement 2050 Fund	Mutual Funds and Exchange Traded Products	4,031,100	—	—	—	4,031,100	4,031,100
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NOTES TO FINANCIAL STATEMENTS  (continued)
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9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
10.    Reorganization
On March 31, 2025, State Street Target Retirement Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of State Street Target Retirement 2020 Fund (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
The reorganization consisted of the transfer of all assets attributable to each class of the Acquired Fund’s shares in exchange for the corresponding class of shares of the Acquiring Fund resulting in a reorganization as follows:
	Shares of Acquired Fund Exchanged	Shares of Acquiring Fund Issued	Net Assets Recieved from Acquired Fund	Net Assets of Acquiring Fund Immediately Prior to Combination	Net Assets of Acquiring Fund Immediately After the Combination
Class I	337,595	330,865	$3,586,561	$3,309,065	$6,895,626
Class K	74,489,203	73,103,881	797,561,133	672,356,758	1,469,917,891
Class R3	47,335	46,481	507,102	15,422,679	15,929,780
Assuming the acquisition had been completed on January 1, 2025, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended June 30, 2025, are as follows:
Net Investment income (loss)	$18,334,993
Total net realized and change in unrealized gain (loss)	$62,808,780
Net increase (decrease) in net assets resulting from operations	$81,143,773
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations as of June 30, 2025.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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The Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights for the current period do not include any pre-merger activity of the Acquired Fund and prior reporting periods of the accounting survivor (the Fund) are not restated.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Target Retirement Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund and State Street Target Retirement 2065 Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five-year periods ended December 31, 2024, as applicable, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
______________________________________
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
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before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 3, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
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o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the applicable Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024, as applicable. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Target Retirement Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 5-year periods and was equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
State Street Target Retirement 2025 Fund.  The Board considered that the Fund’s performance was equal to the median of its Performance Group for the 1-year period and was above the median of its Performance Group for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.State Street Target Retirement 2030 Fund.  The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period, was equal to the median of its Performance Group for the 3-year period, and was above the median of its Performance Group for the 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period, was equal to the median of ts Performance Group for the 3-year period, and was above the median of its Performance Group for the 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1- and 3-year periods and was above the medians of its Performance Group and Performance Universe for the 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.  The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3- and 5-year periods and was above the median of its Performance Universe for the 10-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2045 Fund.  The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3- and 5-year periods and was equal to the median of its Performance Universe for the 10-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

State Street Target Retirement 2055 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2065 Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1- and 3-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers.  As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Target Retirement Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was equal to the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was above the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and was equal to the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

State Street Target Retirement 2060 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2065 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
80

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.9%
UNITED STATES — 98.9%
State Street International Developed Equity Portfolio (a) (Cost $2,276,884,519)		$3,754,948,012
SHORT-TERM INVESTMENT — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (b) (c) (Cost $106,399,583)	106,399,583	106,399,583
TOTAL INVESTMENTS — 101.7% (Cost $2,383,284,102)		3,861,347,595
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(64,533,930)
NET ASSETS — 100.0%		$3,796,813,665

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2025.

At June 30, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD3,285,363	EUR2,874,000	07/02/2025	$88,280
Bank of Montreal	USD1,364,781	GBP1,007,000	07/02/2025	15,161
Bank of Montreal	CHF4,999,000	USD6,106,447	07/02/2025	(173,704)
Bank of Montreal	EUR64,243,000	USD73,066,198	07/02/2025	(2,345,412)
Bank of Montreal	GBP10,273,000	USD13,855,113	07/02/2025	(222,484)
Bank of Montreal	USD31,397,889	EUR26,690,000	08/04/2025	506
Bank of Montreal	USD1,315,709	GBP960,000	08/04/2025	17
Barclays Capital PLC	USD892,558	CHF731,000	07/02/2025	25,783
Barclays Capital PLC	USD375,043,431	CHF298,534,571	07/02/2025	—
Barclays Capital PLC	CHF295,065,571	USD360,433,855	07/02/2025	(10,251,536)
Barclays Capital PLC	CHF298,534,571	USD376,591,430	08/04/2025	(10,927)
Barclays Capital PLC	AUD8,445,000	USD5,537,736	08/05/2025	(192)
BNP Paribas S.A.	USD636,667	AUD976,000	07/02/2025	2,954
BNP Paribas S.A.	USD9,032,216	CHF7,160,000	08/04/2025	148
BNP Paribas S.A.	USD3,909,568	DKK24,788,000	08/04/2025	44
BNP Paribas S.A.	USD3,640,375	SEK34,621,000	08/04/2025	74
BNP Paribas S.A.	ILS3,786,000	USD1,124,511	08/04/2025	9
HSBC Bank USA	USD695,881	AUD1,067,000	07/02/2025	3,378
HSBC Bank USA	USD3,620,191	EUR3,139,000	07/02/2025	64,522
HSBC Bank USA	USD688,365,780	EUR586,417,157	07/02/2025	(322)
HSBC Bank USA	EUR557,302,157	USD633,842,035	07/02/2025	(20,346,796)
HSBC Bank USA	EUR586,417,157	USD689,853,520	08/04/2025	(13,752)
JP Morgan Chase Bank, N.A.	EUR557,302,157	USD633,847,608	07/02/2025	(20,341,223)
JP Morgan Chase Bank, N.A.	USD7,131,434	JPY1,026,332,000	08/04/2025	198
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	HKD29,838,000	USD3,813,825	08/04/2025	$(189)
Morgan Stanley Bank, N.A.	USD2,226,835	JPY321,642,000	07/02/2025	(91)
Morgan Stanley Bank, N.A.	SEK22,061,000	USD2,300,780	07/02/2025	(14,023)
Morgan Stanley Bank, N.A.	DKK44,995,000	USD6,861,768	07/02/2025	(217,593)
Morgan Stanley Bank, N.A.	NOK7,963,000	USD779,367	07/02/2025	(7,514)
Royal Bank of Canada	USD261,276,281	AUD398,682,050	07/02/2025	33
Royal Bank of Canada	USD979,071	CHF799,000	07/02/2025	24,698
Royal Bank of Canada	USD91,238,485	DKK579,893,566	07/02/2025	—
Royal Bank of Canada	USD1,481,664	GBP1,100,000	07/02/2025	25,720
Royal Bank of Canada	USD69,359,852	HKD544,540,035	07/02/2025	8,306
Royal Bank of Canada	USD20,088,545	ILS67,648,174	07/02/2025	—
Royal Bank of Canada	USD23,872,498	NOK241,582,520	07/02/2025	—
Royal Bank of Canada	USD7,356,584	NZD12,118,581	07/02/2025	(1)
Royal Bank of Canada	USD117,915,358	SEK1,123,780,531	07/02/2025	—
Royal Bank of Canada	USD51,690,260	SGD65,835,299	07/02/2025	—
Royal Bank of Canada	NOK241,582,520	USD23,876,981	08/04/2025	(111)
Royal Bank of Canada	HKD544,540,035	USD69,604,013	08/04/2025	(1,299)
Royal Bank of Canada	NZD12,118,581	USD7,364,510	08/04/2025	(47)
Royal Bank of Canada	ILS67,648,174	USD20,090,931	08/04/2025	(1,647)
Royal Bank of Canada	SGD65,835,299	USD51,814,747	08/04/2025	(1,101)
Royal Bank of Canada	SEK1,123,780,531	USD118,164,945	08/04/2025	(2,237)
Royal Bank of Canada	DKK579,893,566	USD91,459,702	08/04/2025	(2,250)
Royal Bank of Canada	AUD398,682,050	USD261,438,944	08/05/2025	(2,424)
Standard Chartered Bank	AUD383,032,050	USD246,597,949	07/02/2025	(4,422,136)
Standard Chartered Bank	SEK1,101,719,531	USD114,900,691	07/02/2025	(699,864)
Standard Chartered Bank	NZD12,118,581	USD7,242,149	07/02/2025	(114,435)
Standard Chartered Bank	DKK534,898,566	USD81,573,612	07/02/2025	(2,585,513)
Standard Chartered Bank	ILS67,648,174	USD19,226,698	07/02/2025	(861,847)
Standard Chartered Bank	SGD62,873,299	USD48,841,976	07/02/2025	(522,684)
Standard Chartered Bank	NOK233,619,520	USD22,864,422	07/02/2025	(221,195)
Standard Chartered Bank	HKD490,882,035	USD62,768,224	07/02/2025	235,481
Toronto-Dominion Bank	USD688,365,780	EUR586,417,157	07/02/2025	(322)
Toronto-Dominion Bank	GBP402,928,547	USD543,434,163	07/02/2025	(8,718,651)
Toronto-Dominion Bank	EUR586,417,157	USD689,851,761	08/04/2025	(15,512)
UBS AG	USD563,343,412	GBP411,094,547	07/02/2025	(326)
UBS AG	USD2,042,219	JPY294,422,000	07/02/2025	(3,921)
UBS AG	JPY7,769,726,000	USD54,020,993	07/02/2025	230,789
UBS AG	HKD53,658,000	USD6,861,906	07/02/2025	26,492
UBS AG	SGD2,962,000	USD2,300,947	07/02/2025	(24,653)
UBS AG	AUD17,693,000	USD11,390,541	07/02/2025	(204,568)
UBS AG	GBP411,094,547	USD563,419,876	08/04/2025	(5,017)
Westpac Banking Corp.	USD831,767,217	JPY120,144,615,610	07/02/2025	—
Westpac Banking Corp.	JPY112,990,953,610	USD785,621,787	07/02/2025	3,379,732
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	JPY120,144,615,610	USD834,835,031	08/04/2025	$(8,991)
Total				$(68,234,185)

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

During the period ended June 30, 2025, the average notional value related to forward foreign currency exchange contracts was $11,550,985,015.
At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	310	09/19/2025	$41,203,154	$41,566,350	$363,196

During the period ended June 30, 2025, the average notional value related to futures contracts was $106,088,400.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,754,948,012	$—	$—	$3,754,948,012
Short-Term Investment	106,399,583	—	—	106,399,583
TOTAL INVESTMENTS	$3,861,347,595	$—	$—	$3,861,347,595
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$4,132,325	$—	$4,132,325
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(72,366,510)	—	(72,366,510)
Futures Contracts - Unrealized Appreciation	363,196	—	—	363,196
TOTAL OTHER FINANCIAL INSTRUMENTS:	$363,196	$(68,234,185)	$—	$(67,870,989)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	139,683,885	$139,683,885	$362,923,447	$396,207,749	$—	$—	106,399,583	$106,399,583	$2,424,231
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$3,754,948,012
Investment in affiliated issuers, at value	106,399,583
Total Investments	3,861,347,595
Net cash at broker	3,588,776
Receivable from broker — accumulated variation margin on futures contracts	363,876
Receivable for fund shares sold	2,125,687
Unrealized appreciation on forward foreign currency exchange contracts	4,132,325
Dividends receivable — affiliated issuers	279,458
Receivable from Adviser	193,339
Prepaid expenses and other assets	338,643
TOTAL ASSETS	3,872,369,699
LIABILITIES
Payable for fund shares repurchased	2,105,760
Unrealized depreciation on forward foreign currency exchange contracts	72,366,510
Advisory fee payable	436,965
Custodian fees payable	50,976
Administration fees payable	156,069
Trustees’ fees and expenses payable	884
Transfer agent fees payable	5,627
Registration and filing fees payable	290
Professional fees payable	26,893
Printing and postage fees payable	65,716
Accrued expenses and other liabilities	340,344
TOTAL LIABILITIES	75,556,034
NET ASSETS	$3,796,813,665
NET ASSETS CONSIST OF:
Paid-in capital	$2,693,664,337
Total distributable earnings (loss)	1,103,149,328
NET ASSETS	$3,796,813,665
Class K
Net Assets	$3,796,813,665
Shares Outstanding	28,839,020
Net asset value, offering and redemption price per share	$131.66
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$2,276,884,519
Investment in affiliated issuers	106,399,583
Total cost of investments	$2,383,284,102
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income allocated from the Portfolio	$62,463
Dividend income allocated from affiliated Portfolio	81,495,562
Interest income — unaffiliated issuers	79,207
Dividend income — affiliated issuers	2,424,231
Securities Lending income allocated from affiliated Portfolio	1,174,133
Expenses allocated from affiliated Portfolio	(2,645,304)
Foreign taxes withheld allocated from affiliated Portfolio	(10,123,009)
TOTAL INVESTMENT INCOME (LOSS)	72,467,283
EXPENSES
Advisory fee	2,634,864
Administration fees	941,023
Custodian fees	66,322
Trustees’ fees and expenses	10,413
Transfer agent fees	20,826
Registration and filing fees	64,302
Professional fees and expenses	10,204
Printing and postage fees	28,452
Insurance expense	4,562
Miscellaneous expenses	336,356
TOTAL EXPENSES	4,117,324
Expenses waived/reimbursed by the Adviser	(2,997,767)
NET EXPENSES	1,119,557
NET INVESTMENT INCOME (LOSS)	$71,347,726
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	20,843,693
Foreign currency transactions allocated from affiliated Portfolio	1,051,873
Futures contracts allocated from affiliated Portfolio	12,204,944
Forward foreign currency exchange contracts	(183,364,953)
Futures contracts	12,424,096
Net realized gain (loss)	(136,840,347)
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio	554,479,153
Foreign currency transactions allocated from affiliated Portfolio	2,372,239
Future contracts allocated from affiliated Portfolio	4,218,244
Forward foreign currency exchange contracts	(175,907,000)
Futures contracts	5,681,778
Net change in unrealized appreciation/depreciation	390,844,414
NET REALIZED AND UNREALIZED GAIN (LOSS)	254,004,067
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$325,351,793
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$71,347,726	$101,701,902
Net realized gain (loss)	(136,840,347)	139,887,756
Net change in unrealized appreciation/depreciation	390,844,414	183,715,624
Net increase (decrease) in net assets resulting from operations	325,351,793	425,305,282
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(114,294,366)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	299,161,862	751,123,754
Reinvestment of distributions	—	114,034,863
Cost of shares redeemed	(576,575,666)	(484,102,069)
Net increase (decrease) in net assets from beneficial interest transactions	(277,413,804)	381,056,548
Contribution from affiliate (Note 5)	—	2,674
Net increase (decrease) in net assets during the period	47,937,989	692,070,138
Net assets at beginning of period	3,748,875,676	3,056,805,538
NET ASSETS AT END OF PERIOD	$3,796,813,665	$3,748,875,676
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	2,386,618	6,228,132
Reinvestment of distributions	—	943,216
Shares redeemed	(4,640,775)	(4,032,239)
Net increase (decrease) from share transactions	(2,254,157)	3,139,109
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K(a)
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20(b)
Net asset value, beginning of period	$120.57	$109.35	$94.80	$121.55	$104.85	$104.30
Income (loss) from investment operations:
Net investment income (loss) (c)	2.38	3.52	3.11	3.25	2.93	2.15
Net realized and unrealized gain (loss)	8.71	11.46	15.56	(8.89)	17.33	0.53
Total from investment operations	11.09	14.98	18.67	(5.64)	20.26	2.68
Contribution from affiliates (Note 5)	—	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.76)	(4.12)	(3.21)	(3.56)	(2.13)
Net realized gains	—	—	—	(17.90)	—	—
Total distributions	—	(3.76)	(4.12)	(21.11)	(3.56)	(2.13)
Net asset value, end of period	$131.66	$120.57	$109.35	$94.80	$121.55	$104.85
Total return (e)	9.19%	13.69%(f)	19.73%	(4.78)%	19.31%	2.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,796,814	$3,748,876	$3,056,806	$3,490,623	$4,512,062	$3,684,209
Ratios to Average Net Assets:
Total expenses	0.36%(g)	0.35%	0.36%	0.36%	0.35%	0.36%
Net expenses	0.20%(g)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	3.79%(g)	2.92%	2.95%	2.85%	2.50%	2.23%
Portfolio turnover rate (h)	5%(i)	3%	8%	18%	7%	8%
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	On April 17, 2020, the State Street Hedged International Developed Equity Index Fund underwent a 1-for-10 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(c)	Net investment income per share is calculated using the average shares method.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If an affiliate had not made a contribution during the year ended December 31, 2024, the total return would have remained 13.69%.
(g)	Annualized.
(h)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
(i)	Not annualized.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a  “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Class	Commencement of Operations	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class I Class K	Not commenced May 29, 2015	Diversified
The Fund seeks to achieve its investment objective by investing a majority of its investable assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S.GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The summary of the inputs used for the Portfolio, as of June 30, 2025, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. The Fund is allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$4,132,325	$—	$—	$—	$4,132,325
Futures Contracts	—	—	—	363,876	—	363,876
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$72,366,510	$—	$—	$—	$72,366,510
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	(183,364,953)	$—	$—	$—	(183,364,953)
Futures Contracts	—	—	—	12,424,096	—	12,424,096
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	(175,907,000)	$—	$—	$—	(175,907,000)
Futures Contracts	—	—	—	5,681,778	—	5,681,778

12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Bank of Montreal	$103,964	$(103,964)	$—	$—
Barclays Capital PLC	25,783	(25,783)	—	—
BNP Paribas S.A.	3,229	—	—	3,229
HSBC Bank USA	67,900	(67,900)	—	—
JP Morgan Chase Bank, N.A.	198	(198)	—	—
Royal Bank of Canada	58,757	(11,118)	—	47,639
Standard Chartered Bank	235,481	(235,481)	—	—
UBS AG	257,281	(238,485)	—	18,796
Westpac Banking Corp.	3,379,732	(8,991)	—	3,370,741
	$4,132,325	$(691,920)	$—	$3,440,405
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Bank of Montreal	$(2,741,601)	$103,964	$—	$(2,637,637)
Barclays Capital PLC	(10,262,654)	25,783	—	(10,236,871)
HSBC Bank USA	(20,360,870)	67,900	—	(20,292,970)
JP Morgan Chase Bank, N.A.	(20,341,412)	198	—	(20,341,214)
Morgan Stanley Bank, N.A.	(239,221)	—	—	(239,221)
Royal Bank of Canada	(11,118)	11,118	—	—
Standard Chartered Bank	(9,427,674)	235,481	—	(9,192,193)
Toronto-Dominion Bank	(8,734,484)	—	—	(8,734,484)
UBS AG	(238,485)	238,485	—	—
Westpac Banking Corp.	(8,991)	8,991	—	—
	$(72,366,510)	$691,920	$—	$(71,674,590)
5.    Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The Fund’s Adviser has agreed to waive the portion of the Fund’s management fee attributable to the Fund’s assets invested in the Portfolio. This fee waiver may only be terminated with the approval of the Fund’s Board of Trustees.
The Adviser is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund  and/or (ii) to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Board of Trustees. For the period ended June 30, 2025, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
In addition,the Adviser has agreed to waive up to the portion of the management fee and/or expenses attributable to the Fund's or Portfolio's acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund's or Portfolio's holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Board.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025 are disclosed in the Schedule of Investments.
During the fiscal year ended December 31, 2024, State Street made a contribution to the Fund in the amount of $2,674 related to an accounting matter.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.
Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$2,632,381,059	$1,483,417,919	$321,463,467	$1,161,954,452
8.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market Risk
The  Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Hedged International Developed Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three- and five- year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Fund and transfer agent and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and was equal to the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
20

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Master Funds
State Street International Developed Equity Index Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 6.8%
ANZ Group Holdings Ltd.	587,161	$11,220,652
APA Group Stapled Security	259,687	1,390,419
Aristocrat Leisure Ltd.	113,380	4,842,365
ASX Ltd.	37,414	1,710,464
BHP Group Ltd.	1,005,156	24,208,293
BlueScope Steel Ltd.	91,093	1,379,616
Brambles Ltd.	277,186	4,254,334
CAR Group Ltd.	73,824	1,810,401
Cochlear Ltd.	13,380	2,634,258
Coles Group Ltd.	262,962	3,591,402
Commonwealth Bank of Australia	330,205	39,979,877
Computershare Ltd.	105,745	2,764,377
Evolution Mining Ltd.	395,229	2,017,714
Fortescue Ltd.	338,701	3,391,667
Glencore PLC (a)	2,034,128	7,905,253
Goodman Group REIT	398,055	8,932,031
Insurance Australia Group Ltd.	447,372	2,647,463
Lottery Corp. Ltd.	441,553	1,542,352
Macquarie Group Ltd.	70,657	10,591,359
Medibank Pvt Ltd.	512,135	1,694,920
National Australia Bank Ltd.	607,193	15,662,288
Northern Star Resources Ltd.	268,068	3,258,834
Origin Energy Ltd.	327,000	2,312,291
Pro Medicus Ltd.	10,723	2,003,348
Qantas Airways Ltd.	128,634	905,385
QBE Insurance Group Ltd.	301,516	4,621,830
REA Group Ltd. (b)	10,667	1,681,174
Reece Ltd.	48,540	456,483
Rio Tinto Ltd.	72,406	5,083,455
Rio Tinto PLC	224,022	13,031,656
Santos Ltd.	648,969	3,257,812
Scentre Group REIT	1,037,928	2,421,534
SGH Ltd.	41,736	1,478,906
Sigma Healthcare Ltd.	911,397	1,785,879
Sonic Healthcare Ltd.	84,429	1,482,306
South32 Ltd.	842,585	1,606,868
Stockland REIT	481,795	1,692,390
Suncorp Group Ltd.	213,928	3,029,673
Telstra Group Ltd.	767,976	2,435,939
Transurban Group Stapled Security	605,840	5,550,581
Vicinity Ltd. REIT	700,127	1,133,306
Washington H Soul Pattinson & Co. Ltd. (b)	50,349	1,386,171
Wesfarmers Ltd.	223,614	12,419,727
Westpac Banking Corp.	677,855	15,041,707
WiseTech Global Ltd.	39,621	2,831,032
Woodside Energy Group Ltd.	367,259	5,687,344
Woolworths Group Ltd.	245,707	5,009,460
		255,776,596
AUSTRIA — 0.2%
Erste Group Bank AG	61,793	5,244,330
Security Description	Shares	Value
Mondi PLC	80,471	$1,311,702
OMV AG (b)	27,411	1,485,905
Verbund AG (b)	14,316	1,094,835
		9,136,772
BELGIUM — 0.8%
Ageas SA	29,322	1,973,965
Anheuser-Busch InBev SA	195,102	13,338,147
D'ieteren Group (b)	4,423	947,009
Elia Group SA (b)	9,688	1,111,638
Groupe Bruxelles Lambert NV	17,513	1,486,316
KBC Group NV (b)	46,043	4,737,808
Lotus Bakeries NV	87	834,360
Sofina SA	3,290	1,081,350
Syensqo SA (b)	13,139	1,009,912
UCB SA	24,353	4,772,559
		31,293,064
BRAZIL — 0.0% *
Yara International ASA	33,994	1,249,619
CHILE — 0.0% *
Antofagasta PLC	74,647	1,850,982
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	720,000	3,127,643
Prosus NV	257,281	14,336,375
SITC International Holdings Co. Ltd.	293,000	938,720
Wharf Holdings Ltd. (b)	230,000	700,255
Wilmar International Ltd.	385,400	868,447
Yangzijiang Shipbuilding Holdings Ltd.	549,600	957,965
		20,929,405
DENMARK — 2.3%
AP Moller - Maersk AS Class A (b)	563	1,036,392
AP Moller - Maersk AS Class B (b)	883	1,635,880
Carlsberg AS Class B (b)	18,972	2,678,730
Coloplast AS Class B (b)	24,151	2,285,981
Danske Bank AS (b)	137,929	5,605,441
Demant AS (a) (b)	16,592	689,702
DSV AS (b)	40,127	9,609,065
Genmab AS (a)	12,908	2,670,635
Novo Nordisk AS Class B (b)	633,980	43,849,336
Novonesis Novozymes B Class B	69,904	4,994,400
Orsted AS (a) (b) (c)	32,759	1,401,939
Pandora AS	15,832	2,769,940
Rockwool AS Class B	20,370	949,946
Tryg AS (b)	69,763	1,795,718
Vestas Wind Systems AS	199,899	2,988,515
		84,961,620
FINLAND — 1.1%
Elisa OYJ	28,657	1,583,724
Fortum OYJ	91,577	1,708,137

See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Kesko OYJ Class B	57,821	$1,421,264
Kone OYJ Class B	68,554	4,496,780
Metso OYJ	123,340	1,589,713
Neste OYJ	80,830	1,093,043
Nokia OYJ	1,056,494	5,464,166
Nordea Bank Abp (d)	521,426	7,703,431
Nordea Bank Abp (d)	101,782	1,506,602
Orion OYJ Class B	19,878	1,489,862
Sampo OYJ Class A	467,473	5,010,023
Stora Enso OYJ Class R (b)	122,809	1,329,725
UPM-Kymmene OYJ	102,248	2,779,750
Wartsila OYJ Abp	97,527	2,294,220
		39,470,440
FRANCE — 9.4%
Accor SA	37,039	1,927,389
Aeroports de Paris SA	7,553	943,351
Air Liquide SA	114,530	23,545,993
Airbus SE	117,085	24,362,643
Alstom SA (a)	72,423	1,683,271
Amundi SA (c)	10,973	884,901
Arkema SA	11,768	864,057
AXA SA	350,247	17,132,089
BioMerieux	8,191	1,128,801
BNP Paribas SA	201,218	18,026,756
Bollore SE	142,165	889,472
Bouygues SA	37,071	1,671,006
Bureau Veritas SA	64,677	2,197,156
Capgemini SE	31,477	5,359,490
Carrefour SA	112,192	1,576,407
Cie de Saint-Gobain SA	87,668	10,253,856
Cie Generale des Etablissements Michelin SCA	134,110	4,965,183
Covivio SA REIT	11,567	727,097
Credit Agricole SA	209,316	3,947,258
Danone SA	128,001	10,421,611
Dassault Aviation SA	3,602	1,269,307
Dassault Systemes SE	134,018	4,834,350
Edenred SE	49,738	1,534,940
Eiffage SA	13,277	1,858,535
Engie SA	360,754	8,437,657
EssilorLuxottica SA	58,287	15,935,056
Eurazeo SE	9,058	643,812
FDJ UNITED (c)	20,442	799,061
Gecina SA REIT	9,142	1,001,233
Getlink SE	64,204	1,235,246
Hermes International SCA	6,262	16,899,134
Ipsen SA	7,945	942,882
Kering SA	14,876	3,222,821
Klepierre SA REIT	43,360	1,702,033
Legrand SA	51,199	6,821,341
L'Oreal SA	47,362	20,186,856
LVMH Moet Hennessy Louis Vuitton SE	54,070	28,218,780
Orange SA	363,274	5,507,330
Pernod Ricard SA	40,460	4,017,988
Publicis Groupe SA	45,753	5,138,699
Security Description	Shares	Value
Renault SA	37,435	$1,719,492
Rexel SA	40,746	1,250,268
Safran SA	70,945	22,976,607
Sartorius Stedim Biotech	5,355	1,274,793
Societe Generale SA	142,006	8,092,977
Sodexo SA	18,636	1,141,920
Teleperformance SE	11,251	1,087,199
Thales SA	18,187	5,328,661
TotalEnergies SE	402,684	24,627,169
Unibail-Rodamco-Westfield REIT (a)	24,951	2,376,487
Veolia Environnement SA	122,331	4,343,845
Vinci SA	98,232	14,425,228
		351,359,494
GERMANY — 10.2%
adidas AG	33,796	7,852,957
Allianz SE	76,164	30,764,284
BASF SE	178,036	8,748,215
Bayer AG	196,569	5,892,008
Bayerische Motoren Werke AG	57,992	5,136,855
Bayerische Motoren Werke AG Preference Shares	11,599	957,168
Beiersdorf AG	19,263	2,410,424
Brenntag SE	23,610	1,557,560
Commerzbank AG	173,251	5,446,264
Continental AG	22,206	1,931,528
Covestro AG (a)	35,647	2,527,390
CTS Eventim AG & Co. KGaA	12,864	1,591,582
Daimler Truck Holding AG	93,228	4,396,030
Deutsche Bank AG	361,280	10,674,303
Deutsche Boerse AG	37,367	12,145,729
Deutsche Lufthansa AG	121,904	1,027,436
Deutsche Post AG	191,237	8,801,996
Deutsche Telekom AG	690,177	25,090,776
Dr. Ing hc F Porsche AG Preference Shares (c)	23,999	1,181,501
E.ON SE	443,396	8,132,502
Evonik Industries AG	52,799	1,084,616
Fresenius Medical Care AG	41,504	2,370,201
Fresenius SE & Co. KGaA	82,974	4,156,989
GEA Group AG	29,348	2,046,338
Hannover Rueck SE	11,747	3,684,477
Heidelberg Materials AG	26,638	6,236,602
Henkel AG & Co. KGaA	20,876	1,507,075
Henkel AG & Co. KGaA Preference Shares	33,425	2,615,466
Infineon Technologies AG	258,111	10,942,248
Knorr-Bremse AG	14,394	1,386,349
LEG Immobilien SE	14,300	1,264,829
Mercedes-Benz Group AG	143,994	8,398,965
Merck KGaA	25,115	3,242,935
MTU Aero Engines AG	10,727	4,749,658
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,332	17,018,938
Nemetschek SE	11,865	1,713,110

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	31,031	$1,227,183
Rational AG	1,075	898,464
Rheinmetall AG	8,824	18,613,411
RWE AG	121,871	5,068,552
SAP SE	206,207	62,486,750
Sartorius AG Preference Shares	5,062	1,283,478
Scout24 SE (c)	15,173	2,085,647
Siemens AG	149,962	38,313,541
Siemens Energy AG (a)	134,102	15,436,170
Siemens Healthineers AG (c)	66,793	3,689,736
Symrise AG	26,483	2,771,100
Talanx AG	11,898	1,534,914
Volkswagen AG Preference Shares	40,640	4,275,344
Vonovia SE (b)	149,330	5,242,952
Zalando SE (a) (c)	45,329	1,487,203
		383,099,749
HONG KONG — 1.9%
AIA Group Ltd.	2,105,400	18,881,549
CK Asset Holdings Ltd.	399,899	1,762,612
CK Infrastructure Holdings Ltd.	136,000	900,026
CLP Holdings Ltd.	324,500	2,732,414
Futu Holdings Ltd. ADR	11,500	1,421,285
Hang Seng Bank Ltd.	153,700	2,302,563
Henderson Land Development Co. Ltd.	289,436	1,012,104
HKT Trust & HKT Ltd. Stapled Security	811,000	1,210,818
Hong Kong & China Gas Co. Ltd.	2,112,995	1,773,839
Hong Kong Exchanges & Clearing Ltd.	237,230	12,656,296
Hongkong Land Holdings Ltd.	218,900	1,263,053
Jardine Matheson Holdings Ltd.	33,000	1,585,980
Link REIT	512,391	2,734,928
MTR Corp. Ltd.	325,012	1,167,559
Power Assets Holdings Ltd.	272,000	1,748,076
Prudential PLC	517,370	6,470,129
Sino Land Co. Ltd.	640,456	681,249
Sun Hung Kai Properties Ltd.	277,000	3,177,561
Swire Pacific Ltd. Class A	62,000	531,147
Techtronic Industries Co. Ltd.	280,000	3,078,217
WH Group Ltd. (c)	1,712,766	1,647,310
Wharf Real Estate Investment Co. Ltd.	360,000	1,018,089
		69,756,804
IRELAND — 0.4%
AerCap Holdings NV	35,800	4,188,600
AIB Group PLC	406,701	3,334,679
Bank of Ireland Group PLC	192,314	2,728,161
Kerry Group PLC Class A	32,578	3,585,156
Kingspan Group PLC	30,531	2,587,561
		16,424,157
Security Description	Shares	Value
ISRAEL — 0.8%
Azrieli Group Ltd.	8,514	$783,010
Bank Hapoalim BM	243,476	4,672,136
Bank Leumi Le-Israel BM	301,389	5,604,448
Check Point Software Technologies Ltd. (a)	16,610	3,674,962
Elbit Systems Ltd.	5,303	2,358,989
ICL Group Ltd.	163,285	1,119,599
Israel Discount Bank Ltd. Class A	229,635	2,288,510
Mizrahi Tefahot Bank Ltd.	28,807	1,877,695
Nice Ltd. (a)	12,390	2,102,713
Teva Pharmaceutical Industries Ltd. ADR (a)	220,128	3,689,345
Wix.com Ltd. (a)	9,900	1,568,754
		29,740,161
ITALY — 3.1%
Banca Mediolanum SpA	44,136	757,448
Banco BPM SpA	218,329	2,540,301
BPER Banca SpA	185,021	1,675,813
Coca-Cola HBC AG	41,181	2,146,687
Davide Campari-Milano NV (b)	106,104	711,181
DiaSorin SpA (b)	5,195	554,078
Enel SpA	1,592,753	15,061,918
Eni SpA	427,394	6,903,340
Ferrari NV	24,850	12,137,703
FinecoBank Banca Fineco SpA	121,237	2,680,484
Generali	168,699	5,982,402
Infrastrutture Wireless Italiane SpA (b) (c)	48,975	596,739
Intesa Sanpaolo SpA	2,991,078	17,174,425
Leonardo SpA (b)	81,177	4,552,936
Mediobanca Banca di Credito Finanziario SpA (b)	94,761	2,195,226
Moncler SpA	46,684	2,651,771
Nexi SpA (c)	90,247	537,521
Poste Italiane SpA (b) (c)	94,478	2,022,870
Prysmian SpA	54,004	3,806,090
Recordati Industria Chimica e Farmaceutica SpA	22,997	1,441,534
Ryanair Holdings PLC	167,813	4,731,632
Snam SpA	379,454	2,290,359
Telecom Italia SpA (a) (b)	1,880,790	924,170
Terna - Rete Elettrica Nazionale	270,842	2,774,237
UniCredit SpA	275,987	18,436,973
Unipol Assicurazioni SpA	72,518	1,432,232
		116,720,070
JAPAN — 21.5%
Advantest Corp.	149,900	11,057,389
Aeon Co. Ltd. (b)	131,200	4,014,705
AGC, Inc. (b)	41,200	1,205,666
Aisin Corp.	95,900	1,226,261
Ajinomoto Co., Inc.	176,000	4,762,948
ANA Holdings, Inc.	35,300	689,773
Asahi Group Holdings Ltd. (b)	289,300	3,860,471

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Asahi Kasei Corp.	237,800	$1,690,751
Asics Corp.	125,800	3,204,985
Astellas Pharma, Inc.	366,600	3,595,063
Bandai Namco Holdings, Inc.	119,400	4,274,412
Bridgestone Corp. (b)	114,700	4,685,036
Canon, Inc. (b)	183,400	5,318,721
Capcom Co. Ltd.	68,300	2,332,541
Central Japan Railway Co.	154,500	3,456,984
Chiba Bank Ltd.	117,700	1,087,408
Chubu Electric Power Co., Inc.	131,900	1,626,321
Chugai Pharmaceutical Co. Ltd.	133,200	6,939,181
Concordia Financial Group Ltd.	186,000	1,206,821
Dai Nippon Printing Co. Ltd.	82,600	1,252,338
Daifuku Co. Ltd.	67,100	1,729,005
Dai-ichi Life Holdings, Inc.	679,400	5,155,058
Daiichi Sankyo Co. Ltd. (b)	336,900	7,848,444
Daikin Industries Ltd.	51,400	6,058,257
Daito Trust Construction Co. Ltd.	12,300	1,334,781
Daiwa House Industry Co. Ltd.	112,200	3,848,100
Daiwa Securities Group, Inc. (b)	253,500	1,797,991
Denso Corp. (b)	370,400	5,001,663
Dentsu Group, Inc. (b)	42,000	929,295
Disco Corp. (b)	18,300	5,400,872
East Japan Railway Co.	181,600	3,907,458
Eisai Co. Ltd. (b)	50,000	1,435,841
ENEOS Holdings, Inc.	538,500	2,665,938
FANUC Corp.	187,600	5,117,131
Fast Retailing Co. Ltd. (b)	37,600	12,890,387
Fuji Electric Co. Ltd.	26,700	1,229,962
FUJIFILM Holdings Corp. (b)	217,600	4,733,284
Fujikura Ltd.	47,200	2,473,960
Fujitsu Ltd.	349,200	8,497,615
Hankyu Hanshin Holdings, Inc. (b)	48,000	1,302,641
Hikari Tsushin, Inc. (b)	3,400	1,001,793
Hitachi Ltd.	902,900	26,284,707
Honda Motor Co. Ltd.	827,800	7,991,741
Hoshizaki Corp. (b)	22,800	785,439
Hoya Corp.	68,800	8,171,027
Hulic Co. Ltd. (b)	84,300	847,698
Idemitsu Kosan Co. Ltd.	148,900	901,987
IHI Corp.	29,000	3,140,019
Inpex Corp. (b)	174,900	2,451,954
Isuzu Motors Ltd.	100,400	1,272,333
ITOCHU Corp.	235,800	12,334,832
Japan Airlines Co. Ltd.	31,400	639,434
Japan Exchange Group, Inc.	197,600	1,997,956
Japan Post Bank Co. Ltd.	355,700	3,829,233
Japan Post Holdings Co. Ltd.	344,900	3,188,854
Japan Post Insurance Co. Ltd.	42,100	950,452
Japan Tobacco, Inc.	238,100	7,002,311
JFE Holdings, Inc. (b)	121,300	1,408,288
Kajima Corp.	79,200	2,063,274
Kansai Electric Power Co., Inc.	193,500	2,289,394
Kao Corp.	93,900	4,197,531
Kawasaki Kisen Kaisha Ltd. (b)	66,300	938,192
Security Description	Shares	Value
KDDI Corp.	608,500	$10,447,437
Keyence Corp.	38,400	15,376,482
Kikkoman Corp.	131,900	1,221,795
Kirin Holdings Co. Ltd. (b)	148,700	2,078,990
Kobe Bussan Co. Ltd.	32,500	1,007,546
Komatsu Ltd.	175,900	5,768,551
Konami Group Corp.	19,500	3,080,013
Kubota Corp. (b)	188,400	2,115,579
Kyocera Corp.	256,300	3,075,884
Kyowa Kirin Co. Ltd. (b)	40,100	684,458
Lasertec Corp. (b)	15,900	2,136,585
LY Corp.	569,200	2,090,094
M3, Inc. (b)	89,400	1,228,867
Makita Corp.	49,000	1,510,589
Marubeni Corp.	283,400	5,715,284
MatsukiyoCocokara & Co.	68,800	1,413,438
MEIJI Holdings Co. Ltd.	50,400	1,112,014
Minebea Mitsumi, Inc.	75,000	1,098,948
Mitsubishi Chemical Group Corp.	248,400	1,303,522
Mitsubishi Corp.	678,800	13,571,771
Mitsubishi Electric Corp.	377,300	8,126,140
Mitsubishi Estate Co. Ltd. (b)	213,200	3,989,613
Mitsubishi HC Capital, Inc. (b)	169,700	1,245,920
Mitsubishi Heavy Industries Ltd.	636,000	15,895,047
Mitsubishi UFJ Financial Group, Inc.	2,268,500	31,142,895
Mitsui & Co. Ltd.	484,700	9,888,960
Mitsui Fudosan Co. Ltd.	509,900	4,924,438
Mitsui OSK Lines Ltd. (b)	66,000	2,202,361
Mizuho Financial Group, Inc.	469,540	12,979,842
MonotaRO Co. Ltd.	53,900	1,061,619
MS&AD Insurance Group Holdings, Inc.	255,200	5,706,643
Murata Manufacturing Co. Ltd.	331,000	4,935,955
NEC Corp.	239,500	6,995,400
Nexon Co. Ltd.	67,400	1,357,846
NIDEC Corp.	160,100	3,109,007
Nintendo Co. Ltd. (b)	217,900	20,938,433
Nippon Building Fund, Inc. REIT (b)	1,490	1,370,909
Nippon Paint Holdings Co. Ltd. (b)	199,800	1,604,541
Nippon Sanso Holdings Corp. (b)	34,400	1,301,029
Nippon Steel Corp.	193,700	3,664,939
Nippon Telegraph & Telephone Corp.	5,933,500	6,325,999
Nippon Yusen KK (b)	87,300	3,135,535
Nissan Motor Co. Ltd. (a) (b)	424,500	1,029,180
Nissin Foods Holdings Co. Ltd. (b)	43,200	895,881
Nitori Holdings Co. Ltd.	16,500	1,590,086
Nitto Denko Corp.	135,500	2,618,632
Nomura Holdings, Inc. (b)	608,800	4,012,445
Nomura Research Institute Ltd.	74,900	2,998,696
Obayashi Corp.	121,800	1,842,874
Obic Co. Ltd.	66,100	2,567,670
Olympus Corp.	221,700	2,632,251

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Omron Corp. (b)	33,000	$889,626
Ono Pharmaceutical Co. Ltd.	80,500	868,839
Oracle Corp. Japan	8,400	999,370
Oriental Land Co. Ltd. (b)	216,200	4,975,242
ORIX Corp.	224,300	5,062,259
Osaka Gas Co. Ltd.	73,700	1,884,275
Otsuka Corp.	44,900	912,796
Otsuka Holdings Co. Ltd.	88,600	4,386,296
Pan Pacific International Holdings Corp.	73,600	2,526,791
Panasonic Holdings Corp.	457,200	4,923,497
Rakuten Group, Inc. (a) (b)	281,500	1,552,055
Recruit Holdings Co. Ltd.	276,700	16,349,714
Renesas Electronics Corp.	337,000	4,173,859
Resona Holdings, Inc.	417,700	3,851,822
Ricoh Co. Ltd.	101,300	957,632
Sanrio Co. Ltd.	35,300	1,702,865
SBI Holdings, Inc.	55,300	1,925,709
SCREEN Holdings Co. Ltd. (b)	16,900	1,375,915
SCSK Corp.	30,900	930,134
Secom Co. Ltd.	83,900	3,010,514
Sekisui Chemical Co. Ltd.	73,200	1,323,676
Sekisui House Ltd.	118,400	2,609,071
Seven & i Holdings Co. Ltd.	439,700	7,071,363
SG Holdings Co. Ltd. (b)	62,100	690,669
Shimadzu Corp.	45,400	1,122,703
Shimano, Inc. (b)	14,600	2,113,005
Shin-Etsu Chemical Co. Ltd.	356,600	11,780,921
Shionogi & Co. Ltd.	149,500	2,684,780
Shiseido Co. Ltd. (b)	75,900	1,352,270
SMC Corp. (b)	11,000	3,963,031
SoftBank Corp.	5,660,200	8,738,444
SoftBank Group Corp. (b)	189,100	13,765,700
Sompo Holdings, Inc.	173,700	5,225,009
Sony Group Corp.	1,217,000	31,426,564
Subaru Corp. (b)	116,400	2,027,098
Sumitomo Corp.	212,200	5,478,167
Sumitomo Electric Industries Ltd.	142,200	3,046,897
Sumitomo Metal Mining Co. Ltd. (b)	44,800	1,104,143
Sumitomo Mitsui Financial Group, Inc.	726,700	18,282,584
Sumitomo Mitsui Trust Group, Inc.	124,200	3,300,937
Sumitomo Realty & Development Co. Ltd.	61,900	2,385,664
Suntory Beverage & Food Ltd. (b)	27,500	877,670
Suzuki Motor Corp.	315,100	3,802,273
Sysmex Corp.	95,300	1,658,653
T&D Holdings, Inc.	93,400	2,049,763
Taisei Corp.	31,000	1,802,762
Takeda Pharmaceutical Co. Ltd.	310,217	9,503,342
TDK Corp.	388,500	4,560,225
Terumo Corp.	259,000	4,751,636
TIS, Inc.	41,000	1,373,242
Toho Co. Ltd.	21,600	1,272,567
Security Description	Shares	Value
Tokio Marine Holdings, Inc.	362,600	$15,340,431
Tokyo Electron Ltd.	88,900	17,035,910
Tokyo Gas Co. Ltd.	63,200	2,096,676
Tokyo Metro Co. Ltd.	61,300	711,902
Tokyu Corp. (b)	103,000	1,222,209
TOPPAN Holdings, Inc.	47,700	1,296,151
Toray Industries, Inc.	281,600	1,925,747
Toyota Industries Corp.	32,300	3,644,917
Toyota Motor Corp.	1,863,900	32,169,356
Toyota Tsusho Corp.	121,600	2,751,984
Trend Micro, Inc.	24,900	1,719,875
Unicharm Corp. (b)	214,800	1,547,298
West Japan Railway Co.	91,000	2,080,252
Yakult Honsha Co. Ltd. (b)	51,400	965,229
Yamaha Motor Co. Ltd. (b)	179,700	1,342,976
Yokogawa Electric Corp.	47,700	1,273,035
Zensho Holdings Co. Ltd.	19,100	1,155,428
ZOZO, Inc. (b)	85,400	920,543
		806,266,498
LUXEMBOURG — 0.1%
ArcelorMittal SA	89,754	2,830,961
CVC Capital Partners PLC (c)	45,343	925,066
Eurofins Scientific SE	22,282	1,580,851
		5,336,878
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	406,000	1,802,433
Sands China Ltd.	454,800	946,679
		2,749,112
NETHERLANDS — 4.2%
ABN AMRO Bank NV (c)	87,475	2,386,341
Adyen NV (a) (c)	4,973	9,097,243
Aegon Ltd.	250,271	1,806,162
Akzo Nobel NV	34,850	2,429,974
Argenx SE (a)	11,861	6,541,039
ASM International NV	9,403	5,997,890
ASML Holding NV	77,766	61,855,107
ASR Nederland NV	28,108	1,860,233
BE Semiconductor Industries NV (b)	16,426	2,449,734
Euronext NV (c)	14,767	2,515,197
EXOR NV	16,472	1,655,131
Heineken Holding NV	25,576	1,898,915
Heineken NV	55,605	4,831,426
IMCD NV	11,913	1,594,883
ING Groep NV	624,793	13,660,549
JDE Peet's NV (b)	33,035	939,982
Koninklijke Ahold Delhaize NV	177,467	7,395,344
Koninklijke KPN NV	776,219	3,768,575
Koninklijke Philips NV	163,623	3,920,124
NN Group NV	51,791	3,430,045
Randstad NV (b)	20,906	961,987
Universal Music Group NV (b)	217,161	7,005,045
Wolters Kluwer NV	47,137	7,854,341
		155,855,267

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	329,714	$1,550,184
Contact Energy Ltd.	168,288	919,433
Fisher & Paykel Healthcare Corp. Ltd.	110,672	2,421,963
Infratil Ltd.	193,963	1,248,099
Meridian Energy Ltd.	264,630	947,797
Xero Ltd. (a)	28,827	3,396,742
		10,484,218
NORWAY — 0.6%
Aker BP ASA	64,596	1,645,587
DNB Bank ASA	179,024	4,928,613
Equinor ASA	167,170	4,214,064
Gjensidige Forsikring ASA	37,920	957,021
Kongsberg Gruppen ASA	87,570	3,382,189
Mowi ASA	96,138	1,848,716
Norsk Hydro ASA	262,216	1,490,944
Orkla ASA	137,201	1,485,936
Salmar ASA	14,543	627,725
Telenor ASA	122,496	1,896,808
		22,477,603
POLAND — 0.0% *
InPost SA (a)	41,604	688,599
PORTUGAL — 0.1%
EDP SA	622,308	2,689,686
Galp Energia SGPS SA	80,709	1,475,105
Jeronimo Martins SGPS SA	58,707	1,480,255
		5,645,046
SINGAPORE — 1.8%
CapitaLand Ascendas REIT	785,815	1,653,503
CapitaLand Integrated Commercial Trust REIT	1,118,228	1,905,197
CapitaLand Investment Ltd.	414,682	862,802
DBS Group Holdings Ltd.	420,492	14,826,911
Genting Singapore Ltd.	1,255,700	704,923
Grab Holdings Ltd. Class A (a)	474,500	2,386,735
Keppel Ltd.	282,800	1,647,530
Oversea-Chinese Banking Corp. Ltd.	665,066	8,516,646
Sea Ltd. ADR (a)	75,500	12,075,470
Sembcorp Industries Ltd.	157,500	847,073
Singapore Airlines Ltd. (b)	304,949	1,668,822
Singapore Exchange Ltd.	168,500	1,968,578
Singapore Technologies Engineering Ltd.	320,800	1,962,103
Singapore Telecommunications Ltd.	1,488,600	4,464,690
STMicroelectronics NV	130,230	3,964,694
United Overseas Bank Ltd.	247,090	6,984,054
		66,439,731
SOUTH AFRICA — 0.2%
Anglo American PLC	219,451	6,465,569
Security Description	Shares	Value
SOUTH KOREA — 0.0% *
Delivery Hero SE (a) (c)	39,154	$1,055,722
SPAIN — 3.1%
Acciona SA (b)	4,224	757,634
ACS Actividades de Construccion y Servicios SA (b)	33,961	2,350,048
Aena SME SA (c)	150,400	4,000,554
Amadeus IT Group SA (b)	89,371	7,498,831
Banco Bilbao Vizcaya Argentaria SA	1,139,243	17,458,449
Banco de Sabadell SA	1,080,061	3,426,942
Banco Santander SA	2,976,053	24,548,390
Bankinter SA (b)	133,063	1,730,651
CaixaBank SA (b)	782,612	6,755,889
Cellnex Telecom SA (a) (c)	95,847	3,707,203
EDP Renovaveis SA	68,800	765,209
Endesa SA (b)	65,821	2,077,628
Grifols SA (a) (b)	59,839	727,004
Iberdrola SA (b)	1,142,011	21,837,543
Industria de Diseno Textil SA	216,472	11,226,383
Redeia Corp. SA (b)	81,896	1,744,824
Repsol SA (b)	230,508	3,364,683
Telefonica SA (b)	714,927	3,741,228
		117,719,093
SWEDEN — 3.0%
AddTech AB Class B	52,438	1,771,703
Alfa Laval AB	59,142	2,468,594
Assa Abloy AB Class B	198,706	6,154,832
Atlas Copco AB Class A (b)	535,522	8,588,783
Atlas Copco AB Class B	300,319	4,236,747
Beijer Ref AB	81,118	1,271,192
Boliden AB (a)	51,350	1,590,005
Epiroc AB Class A	126,937	2,735,757
Epiroc AB Class B (b)	71,338	1,354,841
EQT AB (b)	70,809	2,347,075
Essity AB Class B	116,622	3,206,053
Evolution AB (b) (c)	28,249	2,227,813
Fastighets AB Balder Class B (a)	144,226	1,063,263
H & M Hennes & Mauritz AB Class B (b)	105,588	1,472,409
Hexagon AB Class B (b)	407,783	4,071,669
Holmen AB Class B	16,166	636,435
Industrivarden AB Class A	20,695	745,249
Industrivarden AB Class C (b)	30,713	1,101,174
Indutrade AB	51,369	1,391,702
Investment AB Latour Class B	32,040	837,779
Investor AB Class B (b)	340,829	10,004,503
L E Lundbergforetagen AB Class B	16,401	811,583
Lifco AB Class B	48,109	1,932,356
Nibe Industrier AB Class B	309,051	1,308,142
Saab AB Class B	63,520	3,516,448
Sagax AB Class B	47,347	1,073,087
Sandvik AB	210,049	4,780,453
Securitas AB Class B (b)	91,607	1,360,110

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class A (b)	317,533	$5,500,787
Skanska AB Class B	68,534	1,583,479
SKF AB Class B	62,457	1,422,754
Svenska Cellulosa AB SCA Class B	118,708	1,532,054
Svenska Handelsbanken AB Class A	292,929	3,886,602
Swedbank AB Class A (b)	169,836	4,464,022
Swedish Orphan Biovitrum AB (a)	40,740	1,231,981
Tele2 AB Class B	102,132	1,481,548
Telefonaktiebolaget LM Ericsson Class B	557,889	4,738,052
Telia Co. AB	478,608	1,705,942
Trelleborg AB Class B	38,042	1,405,459
Volvo AB Class B	316,658	8,818,206
		111,830,643
SWITZERLAND — 4.9%
ABB Ltd. (b)	312,644	18,581,894
Avolta AG	15,455	835,269
Baloise Holding AG	8,359	1,965,835
Banque Cantonale Vaudoise (b)	5,172	594,195
Barry Callebaut AG (b)	773	839,035
BKW AG	4,237	922,452
Chocoladefabriken Lindt & Spruengli AG (d)	181	3,035,616
Chocoladefabriken Lindt & Spruengli AG (d)	21	3,487,688
Cie Financiere Richemont SA Class A (b)	105,900	19,882,858
DSM-Firmenich AG (b)	36,542	3,871,685
EMS-Chemie Holding AG (b)	1,465	1,102,431
Galderma Group AG	22,690	3,278,078
Geberit AG	6,685	5,240,503
Givaudan SA	1,826	8,811,138
Helvetia Holding AG	7,494	1,752,052
Julius Baer Group Ltd. (b)	39,872	2,686,852
Kuehne & Nagel International AG (b)	9,852	2,124,492
Logitech International SA	30,098	2,701,258
Lonza Group AG	14,093	10,003,197
Partners Group Holding AG	4,500	5,851,131
Sandoz Group AG	83,637	4,562,209
Schindler Holding AG (d)	7,912	2,932,211
Schindler Holding AG (d)	4,731	1,708,747
SGS SA	30,719	3,106,633
SIG Group AG	64,401	1,186,079
Sika AG	29,865	8,081,559
Sonova Holding AG	10,113	3,003,409
Straumann Holding AG	21,380	2,781,280
Swatch Group AG Bearer Shares (b)	5,970	968,250
Swiss Life Holding AG	5,608	5,654,498
Swiss Prime Site AG	15,781	2,355,255
Swisscom AG	5,185	3,664,023
Security Description	Shares	Value
Temenos AG	11,173	$796,568
UBS Group AG	647,977	21,857,013
VAT Group AG (c)	5,080	2,136,025
Zurich Insurance Group AG	28,832	20,088,225
		182,449,643
UNITED KINGDOM — 11.2%
3i Group PLC	191,798	10,828,606
Admiral Group PLC	50,151	2,247,287
Ashtead Group PLC	84,161	5,384,756
Associated British Foods PLC	67,542	1,904,805
AstraZeneca PLC	306,050	42,442,812
Auto Trader Group PLC (c)	180,270	2,036,539
Aviva PLC	535,134	4,540,720
BAE Systems PLC	597,821	15,454,652
Barclays PLC	2,842,070	13,136,581
Barratt Redrow PLC	264,885	1,654,848
British American Tobacco PLC	390,038	18,509,329
BT Group PLC (b)	1,150,387	3,054,337
Bunzl PLC	62,393	1,983,605
Centrica PLC	1,035,547	2,292,493
CK Hutchison Holdings Ltd.	515,000	3,168,726
Coca-Cola Europacific Partners PLC	45,500	4,218,760
Compass Group PLC	336,739	11,383,972
Croda International PLC	28,161	1,128,383
DCC PLC	19,782	1,281,678
Diageo PLC	441,689	11,064,302
Entain PLC	114,884	1,418,455
Halma PLC	72,702	3,188,068
Hikma Pharmaceuticals PLC	35,414	964,767
HSBC Holdings PLC	3,487,873	42,146,548
Imperial Brands PLC	156,147	6,156,087
Informa PLC	263,896	2,914,012
InterContinental Hotels Group PLC	28,691	3,264,858
International Consolidated Airlines Group SA (b)	245,317	1,147,829
Intertek Group PLC	32,017	2,079,650
J Sainsbury PLC	350,599	1,392,324
JD Sports Fashion PLC	501,204	609,488
Kingfisher PLC	331,926	1,322,717
Land Securities Group PLC REIT (b)	143,450	1,240,398
Legal & General Group PLC	1,178,519	4,111,746
Lloyds Banking Group PLC	11,821,410	12,424,986
London Stock Exchange Group PLC	94,475	13,768,469
M&G PLC	417,414	1,470,048
Marks & Spencer Group PLC	391,170	1,899,724
Melrose Industries PLC	257,722	1,874,622
National Grid PLC	971,989	14,138,802
NatWest Group PLC	1,594,440	11,173,781
Next PLC	23,425	3,993,293
Pearson PLC	118,025	1,732,995
Phoenix Group Holdings PLC	145,994	1,317,413
Reckitt Benckiser Group PLC	135,641	9,210,133

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
RELX PLC	363,905	$19,632,911
Rentokil Initial PLC	516,272	2,491,012
Rolls-Royce Holdings PLC	1,663,555	22,057,906
Sage Group PLC	194,112	3,326,345
Schroders PLC	159,095	787,909
Segro PLC REIT (b)	262,246	2,442,269
Severn Trent PLC	52,606	1,970,902
Smith & Nephew PLC	159,754	2,436,566
Smiths Group PLC	63,876	1,965,978
Spirax Group PLC	15,720	1,282,820
SSE PLC	221,837	5,566,133
Standard Chartered PLC	401,471	6,640,376
Tesco PLC	1,327,563	7,300,550
Unilever PLC	492,951	29,891,539
United Utilities Group PLC	135,274	2,116,028
Vodafone Group PLC	3,873,835	4,128,957
Whitbread PLC	37,255	1,441,208
Wise PLC Class A (a)	128,810	1,835,753
WPP PLC	223,290	1,568,481
		421,562,047
UNITED STATES — 10.0%
Alcon AG	98,928	8,724,555
Amrize Ltd. (a)	102,755	5,109,350
BP PLC	3,137,839	15,724,863
CSL Ltd.	95,659	15,013,033
CyberArk Software Ltd. (a)	9,300	3,783,984
Experian PLC	181,939	9,354,485
Ferrovial SE	100,800	5,355,345
GSK PLC	806,798	15,367,770
Haleon PLC	1,791,770	9,192,833
Holcim AG	102,755	7,603,354
James Hardie Industries PLC CDI (a)	83,678	2,286,761
Monday.com Ltd. (a)	7,700	2,421,496
Nestle SA (b)	517,306	51,230,191
Novartis AG	375,230	45,334,006
Qiagen NV (a)	41,086	1,971,834
Roche Holding AG	138,671	45,015,812
Roche Holding AG Bearer Shares (b)	6,097	2,106,376
Sanofi SA	218,804	21,115,059
Schneider Electric SE	108,166	28,669,961
Shell PLC	1,181,269	41,334,808
Spotify Technology SA (a)	30,200	23,173,668
Stellantis NV	405,489	4,050,140
Security Description	Shares	Value
Swiss Re AG	59,787	$10,301,240
Tenaris SA	82,607	1,549,067
		375,789,991
TOTAL COMMON STOCKS (Cost $2,226,514,068)		3,704,584,593
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (e) (f)	11,083,988	11,083,988
State Street Navigator Securities Lending Portfolio II (g) (h)	88,699,520	88,699,520
TOTAL SHORT-TERM INVESTMENTS (Cost $99,783,508)		99,783,508
TOTAL INVESTMENTS — 101.3% (Cost $2,326,297,576)		3,804,368,101
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(49,400,062)
NET ASSETS — 100.0%		$3,754,968,039
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of June 30, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2025.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	390	09/19/2025	$51,434,251	$52,293,150	$858,899
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

During the period ended June 30, 2025, the average notional value related to futures contracts was $81,288,825.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,704,584,593	$—	$—	$3,704,584,593
Short-Term Investments	99,783,508	—	—	99,783,508
TOTAL INVESTMENTS	$3,804,368,101	$—	$—	$3,804,368,101
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$858,899	$—	$—	$858,899
TOTAL OTHER FINANCIAL INSTRUMENTS:	$858,899	$—	$—	$858,899

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	80,638,108	$80,638,108	$483,581,516	$553,135,636	$—	$—	11,083,988	$11,083,988	$1,166,681
State Street Navigator Securities Lending Portfolio II	43,267,190	43,267,190	529,213,124	483,780,794	—	—	88,699,520	88,699,520	557,419
Total		$123,905,298	$1,012,794,640	$1,036,916,430	$—	$—		$99,783,508	$1,724,100
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,704,584,593
Investments in affiliated issuers, at value	99,783,508
Total Investments	3,804,368,101
Foreign currency, at value	15,217,984
Net cash at broker	1,057,903
Cash	20
Receivable from broker — accumulated variation margin on futures contracts	860,001
Dividends receivable — unaffiliated issuers	5,024,561
Dividends receivable — affiliated issuers	149,774
Securities lending income receivable — unaffiliated issuers	57,623
Securities lending income receivable — affiliated issuers	40,134
Receivable for foreign taxes recoverable	17,759,613
TOTAL ASSETS	3,844,535,714
LIABILITIES
Payable upon return of securities loaned	88,699,520
Advisory fee payable	579,516
Custodian fees payable	215,624
Professional fees payable	28,511
Printing and postage fees payable	3,742
Accrued expenses and other liabilities	40,762
TOTAL LIABILITIES	89,567,675
NET ASSETS	$3,754,968,039
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,226,514,068
Investments in affiliated issuers	99,783,508
Total cost of investments	$2,326,297,576
Foreign currency, at cost	$15,070,982
* Includes investments in securities on loan, at value	$163,902,975
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$62,463
Dividend income — unaffiliated issuers	80,329,288
Dividend income — affiliated issuers	1,166,681
Unaffiliated securities lending income	616,720
Affiliated securities lending income	557,419
Foreign taxes withheld	(10,123,059)
TOTAL INVESTMENT INCOME (LOSS)	72,609,512
EXPENSES
Advisory fee	2,259,975
Custodian fees	232,451
Trustees’ fees and expenses	19,478
Professional fees and expenses	30,817
Printing and postage fees	2,306
Insurance expense	540
Interest expense	770
Miscellaneous expenses	98,980
TOTAL EXPENSES	2,645,317
NET INVESTMENT INCOME (LOSS)	$69,964,195
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	20,801,120
Foreign currency transactions	1,051,879
Futures contracts	12,205,006
Net realized gain (loss)	34,058,005
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	554,481,922
Foreign currency translations	2,372,250
Futures contracts	4,218,265
Net change in unrealized appreciation/depreciation	561,072,437
NET REALIZED AND UNREALIZED GAIN (LOSS)	595,130,442
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$665,094,637
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,964,195	$97,358,234
Net realized gain (loss)	34,058,005	(14,251,452)
Net change in unrealized appreciation/depreciation	561,072,437	18,817,711
Net increase (decrease) in net assets resulting from operations	665,094,637	101,924,493
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	191,779,684	601,428,822
Withdrawals	(598,130,297)	(231,655,661)
Net increase (decrease) in net assets from capital transactions	(406,350,613)	369,773,161
Net increase (decrease) in net assets during the period	258,744,024	471,697,654
Net assets at beginning of period	3,496,224,015	3,024,526,361
NET ASSETS AT END OF PERIOD	$3,754,968,039	$3,496,224,015
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	19.92%	3.56%	18.28%	(14.64)%	11.25%	7.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,754,968	$3,496,224	$3,024,526	$3,463,427	$4,346,560	$3,655,822
Ratios to average net assets:
Total expenses	0.14%(b)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	3.79%(b)	2.91%	2.92%	2.98%	2.67%	2.35%
Portfolio turnover rate	5%(c)	3%	8%	18%	7%	8%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of four (4) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
4.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$860,001	$—	$860,001

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$12,205,006	$—	$12,205,006
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$4,218,265	$—	$4,218,265
5.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025, are disclosed in the Schedule of Investments.
6.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2025, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$179,183,678	$437,463,669
8.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024,SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,477,332,622	$1,532,123,618	$204,229,240	$1,327,894,378
9.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 163,902,975	$ 88,699,520	$ 82,392,570	$ 171,092,090
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$88,699,520	$—	$—	$—	$88,699,520	$88,699,520
10.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $194.29 million of a $1.36 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2025 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of June 30, 2025.
11.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of  the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Portfolio:
o Comparisons of the Portfolio’s performance over the past one-, three- and five-year periods ended December 31, 2024 to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Portfolio (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Portfolio’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years; and
o Comparisons of the Portfolio’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Portfolio and transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

•	Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.  The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Portfolio’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3- and 5-year periods.  The Board also considered that the Fund’s performance was below the Benchmark for the 1- and 3-year periods and was above the Benchmark for the 5-year period. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Portfolio, net of waivers. As part of its review, the Board considered the Portfolio’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Portfolio. The Board also considered the comparability of the fees charged and the services provided to the Portfolio by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
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Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Balanced Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 59.7%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a)	212	$14,584
AeroVironment, Inc. (a)	167	47,587
Archer Aviation, Inc. Class A (a)	2,402	26,062
Astronics Corp. (a)	184	6,160
ATI, Inc. (a)	830	71,662
Axon Enterprise, Inc. (a)	425	351,875
Boeing Co. (a)	4,326	906,427
BWX Technologies, Inc.	540	77,792
Byrna Technologies, Inc. (a)	141	4,354
Cadre Holdings, Inc.	158	5,032
Curtiss-Wright Corp.	219	106,992
Ducommun, Inc. (a)	94	7,767
General Dynamics Corp.	1,436	418,824
General Electric Co.	6,118	1,574,712
HEICO Corp.	231	75,768
HEICO Corp. Class A	426	110,228
Hexcel Corp.	478	27,002
Howmet Aerospace, Inc.	2,313	430,519
Huntington Ingalls Industries, Inc.	229	55,294
Intuitive Machines, Inc. (a)	801	8,707
Karman Holdings, Inc. (a)	160	8,059
Kratos Defense & Security Solutions, Inc. (a)	905	42,037
L3Harris Technologies, Inc.	1,067	267,646
Leonardo DRS, Inc.	451	20,963
Loar Holdings, Inc. (a)	144	12,409
Lockheed Martin Corp.	1,196	553,915
Mercury Systems, Inc. (a)	306	16,481
Moog, Inc. Class A	171	30,946
National Presto Industries, Inc.	40	3,918
Northrop Grumman Corp.	777	388,485
Park Aerospace Corp.	205	3,028
Redwire Corp. (a)	141	2,298
Rocket Lab Corp. (a) (b)	2,094	74,902
RTX Corp.	7,675	1,120,704
Spirit AeroSystems Holdings, Inc. Class A (a)	709	27,048
StandardAero, Inc. (a)	716	22,661
Textron, Inc.	1,009	81,013
TransDigm Group, Inc.	321	488,125
Triumph Group, Inc. (a)	468	12,051
V2X, Inc. (a)	107	5,195
Woodward, Inc.	336	82,350
		7,591,582
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	664	63,711
Expeditors International of Washington, Inc.	794	90,714
FedEx Corp.	1,259	286,183
Forward Air Corp. (a) (b)	151	3,706
GXO Logistics, Inc. (a)	706	34,382
Hub Group, Inc. Class A	361	12,068
Radiant Logistics, Inc. (a)	421	2,560
Security Description	Shares	Value
United Parcel Service, Inc. Class B	4,189	$422,838
		916,162
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	753	37,259
Allegiant Travel Co. (a)	101	5,550
American Airlines Group, Inc. (a)	3,959	44,420
Delta Air Lines, Inc.	3,706	182,261
Frontier Group Holdings, Inc. (a) (b)	557	2,022
JetBlue Airways Corp. (a)	1,837	7,771
Joby Aviation, Inc. (a)	2,887	30,458
SkyWest, Inc. (a)	241	24,816
Southwest Airlines Co. (b)	3,248	105,365
Sun Country Airlines Holdings, Inc. (a)	271	3,184
Surf Air Mobility, Inc. (a)	73	269
United Airlines Holdings, Inc. (a)	1,864	148,430
		591,805
AUTO COMPONENTS — 0.1%
Adient PLC (a)	518	10,080
American Axle & Manufacturing Holdings, Inc. (a)	680	2,774
Aptiv PLC (a)	1,214	82,819
Autoliv, Inc.	383	42,858
BorgWarner, Inc.	1,236	41,381
Cooper-Standard Holdings, Inc. (a)	213	4,580
Dana, Inc.	793	13,600
Dorman Products, Inc. (a)	164	20,118
Fox Factory Holding Corp. (a)	251	6,511
Garrett Motion, Inc.	735	7,725
Gentex Corp.	1,362	29,950
Gentherm, Inc. (a)	194	5,488
Goodyear Tire & Rubber Co. (a)	1,709	17,722
LCI Industries	154	14,043
Lear Corp.	304	28,874
Luminar Technologies, Inc. (a) (b)	250	718
Mobileye Global, Inc. Class A (a) (b)	610	10,968
Modine Manufacturing Co. (a)	310	30,535
Patrick Industries, Inc.	198	18,270
Phinia, Inc.	262	11,656
QuantumScape Corp. (a) (b)	2,298	15,443
Standard Motor Products, Inc.	145	4,454
Visteon Corp. (a)	161	15,021
XPEL, Inc. (a)	141	5,062
		440,650
AUTOMOBILES — 1.0%
Ford Motor Co.	22,276	241,695
General Motors Co.	5,505	270,901
Harley-Davidson, Inc.	705	16,638
Lucid Group, Inc. (a) (b)	6,967	14,700
Rivian Automotive, Inc. Class A (a) (b)	4,699	64,564
Tesla, Inc. (a)	16,082	5,108,608
Thor Industries, Inc. (b)	318	28,242

See accompanying notes to financial statements.
1

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Winnebago Industries, Inc.	176	$5,104
		5,750,452
BANKS — 2.3%
1st Source Corp.	108	6,704
ACNB Corp.	64	2,742
Amalgamated Financial Corp.	123	3,838
Amerant Bancorp, Inc.	233	4,248
Ameris Bancorp	372	24,068
Arrow Financial Corp.	114	3,012
Associated Banc-Corp.	911	22,219
Atlantic Union Bankshares Corp.	740	23,147
Axos Financial, Inc. (a)	318	24,181
Banc of California, Inc.	819	11,507
BancFirst Corp.	120	14,834
Bancorp, Inc. (a)	292	16,635
Bank First Corp.	62	7,294
Bank of America Corp.	37,596	1,779,043
Bank of Hawaii Corp.	235	15,870
Bank of Marin Bancorp	125	2,855
Bank OZK	601	28,283
BankUnited, Inc.	432	15,375
Bankwell Financial Group, Inc.	93	3,351
Banner Corp.	201	12,894
Bar Harbor Bankshares	109	3,266
BayCom Corp.	110	3,048
Berkshire Hills Bancorp, Inc.	283	7,086
BOK Financial Corp.	137	13,375
Bridgewater Bancshares, Inc. (a)	203	3,230
Brookline Bancorp, Inc.	413	4,357
Burke & Herbert Financial Services Corp.	82	4,898
Business First Bancshares, Inc.	115	2,835
Byline Bancorp, Inc.	131	3,502
C&F Financial Corp.	41	2,531
Cadence Bank	1,054	33,707
California BanCorp (a)	174	2,742
Camden National Corp.	78	3,165
Capital City Bank Group, Inc.	104	4,092
Capitol Federal Financial, Inc.	860	5,246
Carter Bankshares, Inc. (a)	176	3,052
Cathay General Bancorp	419	19,077
Central Pacific Financial Corp.	165	4,625
ChoiceOne Financial Services, Inc.	84	2,411
Citigroup, Inc.	10,711	911,720
Citizens & Northern Corp.	150	2,841
Citizens Financial Group, Inc.	2,398	107,311
Citizens Financial Services, Inc.	44	2,550
City Holding Co.	89	10,895
Civista Bancshares, Inc.	135	3,132
CNB Financial Corp.	153	3,498
Coastal Financial Corp. (a)	64	6,200
Colony Bankcorp, Inc.	177	2,915
Columbia Banking System, Inc.	1,229	28,734
Columbia Financial, Inc. (a)	305	4,426
Comerica, Inc.	719	42,888
Commerce Bancshares, Inc.	723	44,949
Security Description	Shares	Value
Community Financial System, Inc.	316	$17,971
Community Trust Bancorp, Inc.	73	3,863
Community West Bancshares	145	2,829
ConnectOne Bancorp, Inc.	352	8,152
Cullen/Frost Bankers, Inc.	379	48,717
Customers Bancorp, Inc. (a)	171	10,045
CVB Financial Corp.	765	15,139
Dime Community Bancshares, Inc.	217	5,846
Eagle Bancorp, Inc.	188	3,662
East West Bancorp, Inc.	769	77,654
Eastern Bankshares, Inc.	1,121	17,118
Enterprise Bancorp, Inc.	83	3,290
Enterprise Financial Services Corp.	232	12,783
Equity Bancshares, Inc. Class A	88	3,590
Esquire Financial Holdings, Inc.	44	4,165
Farmers & Merchants Bancorp, Inc.	94	2,376
Farmers National Banc Corp.	213	2,937
FB Financial Corp.	224	10,147
Fidelity D&D Bancorp, Inc.	55	2,530
Fifth Third Bancorp	3,746	154,073
Financial Institutions, Inc.	114	2,928
First BanCorp	948	19,747
First Bancorp, Inc.	105	2,668
First Bancorp/Southern Pines NC	255	11,243
First Bank	206	3,187
First Busey Corp.	473	10,825
First Business Financial Services, Inc.	60	3,040
First Citizens BancShares, Inc. Class A	62	121,301
First Commonwealth Financial Corp.	616	9,998
First Community Bankshares, Inc.	82	3,212
First Financial Bancorp	562	13,634
First Financial Bankshares, Inc.	766	27,561
First Financial Corp.	97	5,256
First Foundation, Inc. (a)	419	2,137
First Hawaiian, Inc.	756	18,870
First Horizon Corp.	2,790	59,148
First Internet Bancorp	74	1,991
First Interstate BancSystem, Inc. Class A	506	14,583
First Merchants Corp.	345	13,214
First Mid Bancshares, Inc.	129	4,836
Firstsun Capital Bancorp (a)	44	1,529
Five Star Bancorp	49	1,398
Flagstar Financial, Inc.	1,791	18,985
Flushing Financial Corp.	192	2,281
FNB Corp.	2,090	30,472
FS Bancorp, Inc.	66	2,599
Fulton Financial Corp.	1,044	18,834
FVCBankcorp, Inc. (a)	227	2,679
German American Bancorp, Inc.	194	7,471
Glacier Bancorp, Inc.	672	28,950
Great Southern Bancorp, Inc.	68	3,997
Greene County Bancorp, Inc.	94	2,089
Guaranty Bancshares, Inc.	82	3,480

See accompanying notes to financial statements.
2

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Hancock Whitney Corp.	500	$28,700
Hanmi Financial Corp.	196	4,837
HarborOne Bancorp, Inc.	287	3,352
Hawthorn Bancshares, Inc.	89	2,593
HBT Financial, Inc.	121	3,050
Heritage Commerce Corp.	341	3,386
Heritage Financial Corp.	172	4,100
Hilltop Holdings, Inc.	114	3,460
Hingham Institution For Savings	13	3,229
Home Bancorp, Inc.	62	3,210
Home BancShares, Inc.	1,077	30,651
HomeTrust Bancshares, Inc.	94	3,517
Hope Bancorp, Inc.	703	7,543
Horizon Bancorp, Inc.	209	3,214
Huntington Bancshares, Inc.	8,020	134,415
Independent Bank Corp. (c)	255	16,036
Independent Bank Corp. (c)	100	3,241
International Bancshares Corp.	311	20,700
John Marshall Bancorp, Inc.	127	2,353
JPMorgan Chase & Co.	15,954	4,625,224
Kearny Financial Corp.	439	2,836
KeyCorp	5,437	94,713
Lakeland Financial Corp.	163	10,016
LCNB Corp.	176	2,557
LINKBANCORP, Inc.	417	3,048
Live Oak Bancshares, Inc.	202	6,020
M&T Bank Corp.	908	176,143
Mercantile Bank Corp.	69	3,202
Metrocity Bankshares, Inc.	86	2,458
Metropolitan Bank Holding Corp. (a)	58	4,060
Mid Penn Bancorp, Inc.	110	3,102
Middlefield Banc Corp.	98	2,951
Midland States Bancorp, Inc.	78	1,351
MidWestOne Financial Group, Inc.	129	3,711
MVB Financial Corp.	142	3,199
National Bank Holdings Corp. Class A	222	8,349
NB Bancorp, Inc. (a)	248	4,429
NBT Bancorp, Inc.	289	12,008
Nicolet Bankshares, Inc.	84	10,372
Northeast Bank	40	3,560
Northeast Community Bancorp, Inc.	101	2,348
Northfield Bancorp, Inc.	262	3,008
Northrim BanCorp, Inc.	37	3,451
Northwest Bancshares, Inc.	769	9,828
Norwood Financial Corp.	100	2,578
OceanFirst Financial Corp.	345	6,075
OFG Bancorp	268	11,470
Old National Bancorp	1,714	36,577
Old Second Bancorp, Inc.	342	6,067
Orange County Bancorp, Inc.	100	2,584
Origin Bancorp, Inc.	192	6,862
Orrstown Financial Services, Inc.	124	3,947
Pacific Premier Bancorp, Inc.	575	12,127
Park National Corp.	89	14,886
Parke Bancorp, Inc.	131	2,668
Security Description	Shares	Value
Pathward Financial, Inc.	146	$11,552
PCB Bancorp	144	3,021
Peapack-Gladstone Financial Corp.	112	3,164
Penns Woods Bancorp, Inc.	98	2,975
Peoples Bancorp, Inc.	217	6,627
Peoples Financial Services Corp.	76	3,752
Pinnacle Financial Partners, Inc.	452	49,905
Plumas Bancorp	64	2,845
PNC Financial Services Group, Inc.	2,252	419,818
Ponce Financial Group, Inc. (a)	235	3,252
Popular, Inc.	367	40,447
Preferred Bank	73	6,318
Prosperity Bancshares, Inc.	494	34,699
Provident Financial Services, Inc.	781	13,691
QCR Holdings, Inc.	100	6,790
RBB Bancorp	128	2,203
Red River Bancshares, Inc.	52	3,052
Regions Financial Corp.	5,042	118,588
Renasant Corp.	553	19,869
Republic Bancorp, Inc. Class A	47	3,436
S&T Bancorp, Inc.	235	8,888
Seacoast Banking Corp. of Florida	501	13,838
ServisFirst Bancshares, Inc.	301	23,331
Shore Bancshares, Inc.	50	786
Sierra Bancorp	97	2,880
Simmons First National Corp. Class A	745	14,125
SmartFinancial, Inc.	102	3,446
South Plains Financial, Inc.	92	3,316
Southern First Bancshares, Inc. (a)	69	2,624
Southern Missouri Bancorp, Inc.	62	3,396
Southern States Bancshares, Inc.	83	3,019
Southside Bancshares, Inc.	189	5,562
SouthState Corp.	580	53,377
Stellar Bancorp, Inc.	183	5,120
Stock Yards Bancorp, Inc.	165	13,032
Synovus Financial Corp.	792	40,986
Texas Capital Bancshares, Inc. (a)	272	21,597
TFS Financial Corp.	402	5,206
Third Coast Bancshares, Inc. (a)	85	2,777
Timberland Bancorp, Inc.	94	2,933
Tompkins Financial Corp.	65	4,077
Towne Bank	385	13,159
TriCo Bancshares	184	7,450
Triumph Financial, Inc. (a)	132	7,275
Truist Financial Corp.	7,483	321,694
TrustCo Bank Corp.	111	3,710
Trustmark Corp.	365	13,308
U.S. Bancorp	8,883	401,956
UMB Financial Corp.	395	41,538
United Bankshares, Inc.	802	29,217
United Community Banks, Inc.	705	21,002
Unity Bancorp, Inc.	67	3,154
Univest Financial Corp.	218	6,549
USCB Financial Holdings, Inc.	153	2,531
Valley National Bancorp	2,767	24,709

See accompanying notes to financial statements.
3

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Veritex Holdings, Inc.	314	$8,195
WaFd, Inc.	471	13,791
Washington Trust Bancorp, Inc.	110	3,111
Webster Financial Corp.	911	49,741
Wells Fargo & Co.	18,677	1,496,401
WesBanco, Inc.	562	17,776
West BanCorp, Inc.	134	2,630
Westamerica BanCorp	160	7,750
Western Alliance Bancorp	641	49,985
Wintrust Financial Corp.	390	48,352
WSFS Financial Corp.	343	18,865
Zions Bancorp NA	858	44,565
		13,239,540
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	53	10,113
Brown-Forman Corp. Class A	94	2,582
Brown-Forman Corp. Class B	1,318	35,467
Celsius Holdings, Inc. (a)	925	42,911
Coca-Cola Co.	22,235	1,573,126
Coca-Cola Consolidated, Inc.	350	39,078
Constellation Brands, Inc. Class A	865	140,718
Keurig Dr. Pepper, Inc.	7,717	255,124
MGP Ingredients, Inc.	114	3,417
Molson Coors Beverage Co. Class B	1,004	48,282
Monster Beverage Corp. (a)	4,005	250,873
National Beverage Corp. (a)	155	6,702
PepsiCo, Inc.	7,848	1,036,250
Primo Brands Corp.	1,509	44,697
Vita Coco Co., Inc. (a)	239	8,628
		3,497,968
BIOTECHNOLOGY — 1.2%
4D Molecular Therapeutics, Inc. (a) (b)	346	1,284
89bio, Inc. (a)	1,061	10,419
AbbVie, Inc.	10,139	1,882,001
Abeona Therapeutics, Inc. (a)	509	2,891
Absci Corp. (a) (b)	498	1,280
ACADIA Pharmaceuticals, Inc. (a)	740	15,962
ADMA Biologics, Inc. (a)	1,383	25,184
Agenus, Inc. (a)	551	2,518
Agios Pharmaceuticals, Inc. (a)	340	11,308
Akebia Therapeutics, Inc. (a)	1,648	5,999
Akero Therapeutics, Inc. (a)	390	20,810
Alector, Inc. (a)	779	1,091
Alkermes PLC (a)	984	28,152
Allogene Therapeutics, Inc. (a) (b)	1,415	1,599
Alnylam Pharmaceuticals, Inc. (a)	749	244,241
Altimmune, Inc. (a) (b)	439	1,699
Amgen, Inc.	3,085	861,363
Amicus Therapeutics, Inc. (a)	1,612	9,237
AnaptysBio, Inc. (a) (b)	65	1,443
Anavex Life Sciences Corp. (a) (b)	545	5,025
Anika Therapeutics, Inc. (a)	327	3,460
Annexon, Inc. (a)	554	1,330
Security Description	Shares	Value
Apellis Pharmaceuticals, Inc. (a)	634	$10,975
Apogee Therapeutics, Inc. (a)	197	8,556
Applied Therapeutics, Inc. (a)	559	174
Arbutus Biopharma Corp. (a) (b)	1,025	3,167
Arcellx, Inc. (a)	230	15,145
Arcturus Therapeutics Holdings, Inc. (a)	166	2,160
Arcus Biosciences, Inc. (a)	361	2,939
Arcutis Biotherapeutics, Inc. (a)	647	9,071
Ardelyx, Inc. (a)	1,430	5,606
ArriVent Biopharma, Inc. (a) (b)	106	2,308
Arrowhead Pharmaceuticals, Inc. (a)	773	12,213
ARS Pharmaceuticals, Inc. (a)	407	7,102
Astria Therapeutics, Inc. (a)	308	1,651
aTyr Pharma, Inc. (a) (b)	452	2,292
Aura Biosciences, Inc. (a) (b)	336	2,103
Avidity Biosciences, Inc. (a)	700	19,880
Avita Medical, Inc. (a) (b)	232	1,227
Beam Therapeutics, Inc. (a)	449	7,637
Benitec Biopharma, Inc. (a)	127	1,486
BioAtla, Inc. (a)	1,271	503
BioCryst Pharmaceuticals, Inc. (a)	1,279	11,460
Biogen, Inc. (a)	827	103,863
Biohaven Ltd. (a)	499	7,041
BioMarin Pharmaceutical, Inc. (a)	1,133	62,281
Blueprint Medicines Corp. (a)	379	48,580
Bridgebio Pharma, Inc. (a)	894	38,603
Candel Therapeutics, Inc. (a)	33	167
Capricor Therapeutics, Inc. (a) (b)	324	3,217
Cardiff Oncology, Inc. (a) (b)	334	1,052
CareDx, Inc. (a)	319	6,233
Cargo Therapeutics, Inc. (a)	255	1,051
Cartesian Therapeutics, Inc. (a)	89	925
Catalyst Pharmaceuticals, Inc. (a)	659	14,300
Celcuity, Inc. (a) (b)	241	3,217
Celldex Therapeutics, Inc. (a)	413	8,405
CG oncology, Inc. (a)	279	7,254
Checkpoint Therapeutics, Inc. (a)	678	108
Cogent Biosciences, Inc. (a)	657	4,717
Corbus Pharmaceuticals Holdings, Inc. (a)	113	780
Corvus Pharmaceuticals, Inc. (a) (b)	292	1,168
Crinetics Pharmaceuticals, Inc. (a)	542	15,588
CRISPR Therapeutics AG (a) (b)	515	25,050
Cullinan Therapeutics, Inc. (a)	413	3,110
Cytokinetics, Inc. (a)	708	23,392
CytomX Therapeutics, Inc. (a)	1,797	4,079
Day One Biopharmaceuticals, Inc. (a)	436	2,834
Denali Therapeutics, Inc. (a)	750	10,492
Dianthus Therapeutics, Inc. (a)	135	2,515
Disc Medicine, Inc. (a)	123	6,514
Dynavax Technologies Corp. (a)	747	7,410
Dyne Therapeutics, Inc. (a)	473	4,503
Eledon Pharmaceuticals, Inc. (a)	359	973
Emergent BioSolutions, Inc. (a)	363	2,316

See accompanying notes to financial statements.
4

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Entrada Therapeutics, Inc. (a)	169	$1,136
Erasca, Inc. (a)	1,427	1,812
Exact Sciences Corp. (a)	1,100	58,454
Exelixis, Inc. (a)	1,567	69,066
FibroGen, Inc. (a)	35	186
Foghorn Therapeutics, Inc. (a)	385	1,810
Generation Bio Co. (a)	63	20
Geron Corp. (a)	3,193	4,502
Gilead Sciences, Inc.	7,142	791,834
GRAIL, Inc. (a) (b)	203	10,438
Halozyme Therapeutics, Inc. (a)	753	39,171
HilleVax, Inc. (a)	215	428
Humacyte, Inc. (a) (b)	679	1,419
Ideaya Biosciences, Inc. (a)	522	10,972
IGM Biosciences, Inc. (a)	242	271
ImmunityBio, Inc. (a) (b)	976	2,577
Immunome, Inc. (a) (b)	366	3,404
Immunovant, Inc. (a) (b)	751	12,016
Incyte Corp. (a)	952	64,831
Insmed, Inc. (a)	1,049	105,571
Instil Bio, Inc. (a)	76	1,583
Intellia Therapeutics, Inc. (a) (b)	639	5,994
Ionis Pharmaceuticals, Inc. (a)	924	36,507
Iovance Biotherapeutics, Inc. (a) (b)	1,355	2,331
Ironwood Pharmaceuticals, Inc. (a)	922	661
iTeos Therapeutics, Inc. (a)	108	1,077
Janux Therapeutics, Inc. (a)	191	4,412
Jasper Therapeutics, Inc. (a)	55	305
KalVista Pharmaceuticals, Inc. (a)	332	3,753
Keros Therapeutics, Inc. (a)	204	2,723
Kodiak Sciences, Inc. (a) (b)	264	985
Korro Bio, Inc. (a) (b)	64	799
Krystal Biotech, Inc. (a)	151	20,756
Kura Oncology, Inc. (a)	501	2,891
Kymera Therapeutics, Inc. (a) (b)	274	11,957
Madrigal Pharmaceuticals, Inc. (a)	101	30,567
MannKind Corp. (a)	1,675	6,265
Mersana Therapeutics, Inc. (a)	261	77
Metsera, Inc. (a) (b)	143	4,068
MiMedx Group, Inc. (a)	710	4,338
Mineralys Therapeutics, Inc. (a)	233	3,152
Mirum Pharmaceuticals, Inc. (a)	254	12,926
Moderna, Inc. (a)	2,009	55,428
Monopar Therapeutics, Inc. (a)	50	1,789
Monte Rosa Therapeutics, Inc. (a) (b)	361	1,628
Myriad Genetics, Inc. (a)	554	2,942
Natera, Inc. (a)	795	134,307
Neurocrine Biosciences, Inc. (a)	561	70,512
Neurogene, Inc. (a) (b)	69	1,032
Novavax, Inc. (a) (b)	968	6,098
Nurix Therapeutics, Inc. (a)	367	4,180
Nuvalent, Inc. Class A (a)	227	17,320
Ocugen, Inc. (a)	3,448	3,346
Olema Pharmaceuticals, Inc. (a)	344	1,465
Organogenesis Holdings, Inc. (a)	735	2,690
Security Description	Shares	Value
ORIC Pharmaceuticals, Inc. (a) (b)	337	$3,421
Oruka Therapeutics, Inc. (b)	408	4,574
Perspective Therapeutics, Inc. (a)	443	1,524
Praxis Precision Medicines, Inc. (a)	103	4,331
ProKidney Corp. (a)	1,229	728
Protagonist Therapeutics, Inc. (a)	352	19,455
Prothena Corp. PLC (a)	333	2,021
PTC Therapeutics, Inc. (a)	465	22,711
Recursion Pharmaceuticals, Inc. Class A (a) (b)	1,720	8,703
Regeneron Pharmaceuticals, Inc.	595	312,375
REGENXBIO, Inc. (a)	326	2,676
Relay Therapeutics, Inc. (a)	869	3,007
Replimune Group, Inc. (a)	498	4,626
Revolution Medicines, Inc. (a)	1,002	36,864
Rhythm Pharmaceuticals, Inc. (a)	317	20,031
Rigel Pharmaceuticals, Inc. (a)	125	2,341
Rocket Pharmaceuticals, Inc. (a)	350	858
Roivant Sciences Ltd. (a) (b)	2,350	26,484
Sage Therapeutics, Inc. (a)	611	5,572
Sana Biotechnology, Inc. (a) (b)	1,271	3,470
Sangamo Therapeutics, Inc. (a) (b)	1,531	829
Sarepta Therapeutics, Inc. (a)	569	9,730
Savara, Inc. (a) (b)	1,020	2,326
Scholar Rock Holding Corp. (a)	430	15,231
Soleno Therapeutics, Inc. (a)	150	12,567
SpringWorks Therapeutics, Inc. (a)	449	21,099
Spyre Therapeutics, Inc. (a) (b)	305	4,566
Stoke Therapeutics, Inc. (a)	258	2,928
Summit Therapeutics, Inc. (a) (b)	822	17,492
Syndax Pharmaceuticals, Inc. (a)	547	5,123
Tango Therapeutics, Inc. (a) (b)	779	3,988
Taysha Gene Therapies, Inc. (a) (b)	1,415	3,269
Tectonic Therapeutic, Inc. (a)	73	1,451
TG Therapeutics, Inc. (a)	794	28,576
Tourmaline Bio, Inc. (a) (b)	128	2,047
Travere Therapeutics, Inc. (a)	426	6,305
TScan Therapeutics, Inc. (a)	713	1,034
Twist Bioscience Corp. (a)	348	12,803
Tyra Biosciences, Inc. (a)	185	1,770
Ultragenyx Pharmaceutical, Inc. (a)	557	20,253
uniQure NV (a)	281	3,917
United Therapeutics Corp. (a)	264	75,860
Vanda Pharmaceuticals, Inc. (a)	610	2,879
Vaxcyte, Inc. (a)	673	21,879
Vera Therapeutics, Inc. (a)	324	7,633
Veracyte, Inc. (a)	457	12,353
Verastem, Inc. (a)	917	3,806
Vericel Corp. (a)	295	12,552
Vertex Pharmaceuticals, Inc. (a)	1,473	655,780
Verve Therapeutics, Inc. (a)	620	6,963
Viking Therapeutics, Inc. (a) (b)	658	17,437
Vir Biotechnology, Inc. (a)	774	3,901
Viridian Therapeutics, Inc. (a)	394	5,508
Voyager Therapeutics, Inc. (a)	221	687
Xencor, Inc. (a)	394	3,097

See accompanying notes to financial statements.
5

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
XOMA Royalty Corp. (a)	100	$2,520
Y-mAbs Therapeutics, Inc. (a)	276	1,245
		6,825,647
BROADLINE RETAIL — 2.1%
Amazon.com, Inc. (a)	54,217	11,894,668
Dillard's, Inc. Class A (b)	18	7,521
eBay, Inc.	2,633	196,053
Etsy, Inc. (a)	612	30,698
Groupon, Inc. (a)	213	7,125
Kohl's Corp.	653	5,537
Macy's, Inc.	1,645	19,181
Ollie's Bargain Outlet Holdings, Inc. (a)	367	48,363
Savers Value Village, Inc. (a) (b)	344	3,509
		12,212,655
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	604	39,604
AAON, Inc.	400	29,500
Advanced Drainage Systems, Inc.	417	47,897
Allegion PLC	478	68,889
American Woodmark Corp. (a)	93	4,963
Apogee Enterprises, Inc.	135	5,481
Armstrong World Industries, Inc.	230	37,361
AZZ, Inc.	178	16,818
Builders FirstSource, Inc. (a)	617	71,998
Carlisle Cos., Inc.	251	93,723
Carrier Global Corp.	4,574	334,771
CSW Industrials, Inc.	99	28,396
Fortune Brands Innovations, Inc.	654	33,668
Gibraltar Industries, Inc. (a)	188	11,092
Griffon Corp.	243	17,586
Hayward Holdings, Inc. (a)	851	11,744
Insteel Industries, Inc.	128	4,763
Janus International Group, Inc. (a)	887	7,220
JELD-WEN Holding, Inc. (a)	549	2,152
Johnson Controls International PLC	3,775	398,716
Lennox International, Inc.	181	103,757
Masco Corp.	1,167	75,108
Masterbrand, Inc. (a)	776	8,482
Owens Corning	494	67,935
Quanex Building Products Corp.	296	5,594
Resideo Technologies, Inc. (a)	866	19,104
Simpson Manufacturing Co., Inc.	220	34,168
Tecnoglass, Inc. (b)	131	10,134
Trane Technologies PLC	1,279	559,447
Trex Co., Inc. (a)	616	33,498
UFP Industries, Inc.	362	35,968
Zurn Elkay Water Solutions Corp.	857	31,341
		2,250,878
CAPITAL MARKETS — 2.1%
Acadian Asset Management, Inc.	178	6,273
Affiliated Managers Group, Inc.	152	29,909
AlTi Global, Inc. (a) (b)	754	3,129
Ameriprise Financial, Inc.	545	290,883
Security Description	Shares	Value
ARES Management Corp. Class A	1,143	$197,968
Artisan Partners Asset Management, Inc. Class A	407	18,042
Bakkt Holdings, Inc. (a) (b)	56	781
Bank of New York Mellon Corp.	4,120	375,373
BGC Group, Inc. Class A	2,257	23,089
Blackrock, Inc.	837	878,222
Blackstone, Inc.	4,192	627,039
Blue Owl Capital, Inc.	3,056	58,706
Bridge Investment Group Holdings, Inc. Class A	301	3,013
Carlyle Group, Inc.	1,245	63,993
Cboe Global Markets, Inc.	610	142,258
Charles Schwab Corp.	9,810	895,064
CME Group, Inc.	2,081	573,565
Cohen & Steers, Inc.	161	12,131
Coinbase Global, Inc. Class A (a)	1,212	424,794
Diamond Hill Investment Group, Inc.	19	2,761
DigitalBridge Group, Inc.	916	9,481
Donnelley Financial Solutions, Inc. (a)	161	9,926
Evercore, Inc. Class A	204	55,084
FactSet Research Systems, Inc.	211	94,376
Federated Hermes, Inc.	467	20,697
Franklin Resources, Inc.	1,831	43,669
Galaxy Digital, Inc. Class A (a)	1,062	23,258
GCM Grosvenor, Inc. Class A	210	2,428
Goldman Sachs Group, Inc.	1,760	1,245,640
Hamilton Lane, Inc. Class A	242	34,393
Houlihan Lokey, Inc.	318	57,224
Interactive Brokers Group, Inc. Class A	2,479	137,361
Intercontinental Exchange, Inc.	3,303	606,001
Invesco Ltd.	2,680	42,264
Janus Henderson Group PLC	744	28,897
Jefferies Financial Group, Inc.	938	51,299
KKR & Co., Inc.	3,886	516,955
Lazard, Inc.	673	32,291
LPL Financial Holdings, Inc.	459	172,111
MarketAxess Holdings, Inc.	225	50,252
Moelis & Co. Class A	417	25,987
Moody's Corp.	885	443,907
Morgan Stanley	7,099	999,965
Morningstar, Inc.	148	46,462
MSCI, Inc.	443	255,496
Nasdaq, Inc.	2,393	213,982
Northern Trust Corp.	1,110	140,737
Open Lending Corp. (a)	682	1,323
Oppenheimer Holdings, Inc. Class A	50	3,289
P10, Inc. Class A (b)	283	2,892
Perella Weinberg Partners	325	6,312
Piper Sandler Cos.	93	25,848
PJT Partners, Inc. Class A	141	23,266
Raymond James Financial, Inc.	1,043	159,965
Robinhood Markets, Inc. Class A (a)	4,092	383,134
S&P Global, Inc.	1,802	950,177

See accompanying notes to financial statements.
6

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
SEI Investments Co.	500	$44,930
State Street Corp. (d)	1,631	173,441
StepStone Group, Inc. Class A	372	20,646
Stifel Financial Corp.	590	61,230
StoneX Group, Inc. (a)	256	23,332
T. Rowe Price Group, Inc.	1,236	119,274
TPG, Inc.	705	36,977
Tradeweb Markets, Inc. Class A	677	99,113
Victory Capital Holdings, Inc. Class A	271	17,255
Virtu Financial, Inc. Class A	504	22,574
Virtus Investment Partners, Inc.	43	7,800
WisdomTree, Inc.	729	8,391
		12,178,305
CHEMICALS — 0.7%
AdvanSix, Inc.	191	4,536
Air Products & Chemicals, Inc.	1,277	360,191
Albemarle Corp.	698	43,744
Ashland, Inc.	290	14,581
ASP Isotopes, Inc. (a)	414	3,047
Aspen Aerogels, Inc. (a)	374	2,214
Avient Corp.	543	17,544
Axalta Coating Systems Ltd. (a)	1,300	38,597
Balchem Corp.	195	31,044
Cabot Corp.	259	19,425
Celanese Corp.	646	35,743
CF Industries Holdings, Inc.	914	84,088
Chemours Co.	882	10,099
Corteva, Inc.	3,909	291,338
Dow, Inc.	4,008	106,132
DuPont de Nemours, Inc.	2,369	162,490
Eastman Chemical Co.	625	46,662
Ecolab, Inc.	1,446	389,610
Ecovyst, Inc. (a)	616	5,070
Element Solutions, Inc.	1,327	30,057
Flotek Industries, Inc. (a)	156	2,303
FMC Corp.	740	30,895
Ginkgo Bioworks Holdings, Inc. (a) (b)	257	2,891
Hawkins, Inc.	115	16,341
HB Fuller Co.	320	19,248
Huntsman Corp.	973	10,139
Ingevity Corp. (a)	226	9,738
Innospec, Inc.	149	12,529
International Flavors & Fragrances, Inc.	1,469	108,045
Intrepid Potash, Inc. (a)	111	3,966
Koppers Holdings, Inc.	124	3,987
Kronos Worldwide, Inc.	266	1,649
Linde PLC	2,702	1,267,724
LSB Industries, Inc. (a) (b)	392	3,058
LyondellBasell Industries NV Class A	1,415	81,872
Mativ Holdings, Inc.	336	2,291
Minerals Technologies, Inc.	192	10,573
Mosaic Co.	1,903	69,421
Security Description	Shares	Value
NewMarket Corp.	46	$31,780
Olin Corp.	691	13,882
Orion SA	346	3,630
Perimeter Solutions, Inc. (a)	833	11,595
PPG Industries, Inc.	1,285	146,169
PureCycle Technologies, Inc. (a) (b)	819	11,220
Quaker Chemical Corp. (b)	82	9,179
Rayonier Advanced Materials, Inc. (a)	413	1,590
RPM International, Inc.	718	78,865
Scotts Miracle-Gro Co.	255	16,820
Sensient Technologies Corp.	257	25,320
Sherwin-Williams Co.	1,321	453,579
Stepan Co.	127	6,932
Tronox Holdings PLC	704	3,569
Westlake Corp.	201	15,262
		4,182,274
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	374	17,657
ACCO Brands Corp.	725	2,596
ACV Auctions, Inc. Class A (a)	902	14,630
Brady Corp. Class A	262	17,808
BrightView Holdings, Inc. (a)	340	5,661
Brink's Co.	261	23,305
Casella Waste Systems, Inc. Class A (a)	368	42,460
CECO Environmental Corp. (a)	177	5,011
Cimpress PLC (a)	91	4,277
Cintas Corp.	1,963	437,494
Clean Harbors, Inc. (a)	271	62,650
Copart, Inc. (a)	5,017	246,184
CoreCivic, Inc. (a)	658	13,864
Deluxe Corp.	255	4,057
Driven Brands Holdings, Inc. (a)	309	5,426
Ennis, Inc.	217	3,936
Enviri Corp. (a)	625	5,425
GEO Group, Inc. (a)	807	19,328
Healthcare Services Group, Inc. (a)	466	7,004
HNI Corp.	284	13,967
Interface, Inc.	350	7,325
Liquidity Services, Inc. (a)	153	3,609
MillerKnoll, Inc.	427	8,292
Montrose Environmental Group, Inc. (a)	235	5,144
MSA Safety, Inc.	203	34,009
OPENLANE, Inc. (a)	656	16,039
Pitney Bowes, Inc.	978	10,670
Quad/Graphics, Inc.	427	2,413
RB Global, Inc.	1,056	112,137
Republic Services, Inc.	1,172	289,027
Rollins, Inc.	1,648	92,980
Steelcase, Inc. Class A	575	5,997
Tetra Tech, Inc.	1,499	53,904
UniFirst Corp.	91	17,128
Veralto Corp.	1,404	141,734
Vestis Corp.	691	3,959

See accompanying notes to financial statements.
7

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
VSE Corp.	97	$12,705
Waste Management, Inc.	2,103	481,208
		2,251,020
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN Holdings, Inc. (a)	508	4,557
Applied Optoelectronics, Inc. (a) (b)	242	6,217
Arista Networks, Inc. (a)	5,900	603,629
Calix, Inc. (a)	355	18,882
Ciena Corp. (a)	854	69,456
Cisco Systems, Inc.	22,822	1,583,390
Clearfield, Inc. (a)	107	4,645
CommScope Holding Co., Inc. (a)	1,303	10,789
Digi International, Inc. (a)	223	7,774
Extreme Networks, Inc. (a)	802	14,396
F5, Inc. (a)	325	95,654
Harmonic, Inc. (a)	696	6,591
Juniper Networks, Inc.	1,859	74,230
Lumentum Holdings, Inc. (a)	404	38,404
Motorola Solutions, Inc.	956	401,960
NETGEAR, Inc. (a)	208	6,046
NetScout Systems, Inc. (a)	473	11,735
Ribbon Communications, Inc. (a)	775	3,108
Ubiquiti, Inc. (b)	26	10,703
Viasat, Inc. (a)	643	9,388
Viavi Solutions, Inc. (a)	1,381	13,907
		2,995,461
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	735	82,952
Ameresco, Inc. Class A (a)	202	3,068
API Group Corp. (a)	1,422	72,593
Arcosa, Inc.	284	24,626
Argan, Inc.	76	16,756
Bowman Consulting Group Ltd. (a)	114	3,278
Centuri Holdings, Inc. (a)	144	3,231
Comfort Systems USA, Inc.	198	106,170
Construction Partners, Inc. Class A (a)	260	27,633
Dycom Industries, Inc. (a)	173	42,279
EMCOR Group, Inc.	260	139,071
Everus Construction Group, Inc. (a)	302	19,186
Fluor Corp. (a)	913	46,810
Granite Construction, Inc.	254	23,752
Great Lakes Dredge & Dock Corp. (a)	453	5,522
IES Holdings, Inc. (a) (b)	50	14,811
Limbach Holdings, Inc. (a)	61	8,546
MasTec, Inc. (a)	363	61,866
Matrix Service Co. (a)	231	3,121
MYR Group, Inc. (a)	98	17,782
NWPX Infrastructure, Inc. (a)	67	2,748
Orion Group Holdings, Inc. (a)	350	3,175
Primoris Services Corp.	316	24,629
Quanta Services, Inc.	843	318,721
Sterling Infrastructure, Inc. (a)	181	41,762
Tutor Perini Corp. (a)	265	12,397
Security Description	Shares	Value
Valmont Industries, Inc.	115	$37,556
WillScot Holdings Corp.	1,055	28,907
		1,192,948
CONSTRUCTION MATERIALS — 0.1%
CRH PLC	3,872	355,450
Eagle Materials, Inc.	190	38,401
Knife River Corp. (a)	337	27,513
Martin Marietta Materials, Inc.	345	189,391
U.S. Lime & Minerals, Inc.	65	6,487
Vulcan Materials Co.	758	197,701
		814,943
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	1,605	62,515
American Express Co.	3,172	1,011,805
Bread Financial Holdings, Inc.	292	16,679
Capital One Financial Corp.	3,670	780,829
Credit Acceptance Corp. (a) (b)	38	19,358
Dave, Inc. (a)	44	11,810
Encore Capital Group, Inc. (a)	160	6,194
Enova International, Inc. (a)	157	17,509
EZCORP, Inc. Class A (a)	342	4,747
FirstCash Holdings, Inc.	235	31,758
Green Dot Corp. Class A (a)	416	4,484
LendingClub Corp. (a)	675	8,120
LendingTree, Inc. (a)	70	2,595
Navient Corp.	325	4,582
Nelnet, Inc. Class A	112	13,565
NerdWallet, Inc. Class A (a)	246	2,699
OneMain Holdings, Inc.	716	40,812
PRA Group, Inc. (a)	251	3,702
PROG Holdings, Inc.	255	7,484
SLM Corp.	1,282	42,037
SoFi Technologies, Inc. (a) (b)	6,328	115,233
Synchrony Financial	2,142	142,957
Upstart Holdings, Inc. (a)	460	29,753
World Acceptance Corp. (a)	26	4,293
		2,385,520
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Albertsons Cos., Inc. Class A	2,383	51,258
Andersons, Inc.	193	7,093
BJ's Wholesale Club Holdings, Inc. (a)	756	81,520
Casey's General Stores, Inc.	212	108,177
Chefs' Warehouse, Inc. (a)	210	13,400
Costco Wholesale Corp.	2,546	2,520,387
Dollar General Corp.	1,265	144,691
Dollar Tree, Inc. (a)	1,131	112,014
Grocery Outlet Holding Corp. (a)	594	7,378
Ingles Markets, Inc. Class A	91	5,768
Kroger Co.	3,515	252,131
Maplebear, Inc. (a)	930	42,073
Natural Grocers by Vitamin Cottage, Inc.	87	3,415
Performance Food Group Co. (a)	869	76,011

See accompanying notes to financial statements.
8

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
PriceSmart, Inc.	150	$15,756
SpartanNash Co.	268	7,099
Sprouts Farmers Market, Inc. (a)	561	92,363
Sysco Corp.	2,763	209,270
Target Corp.	2,593	255,800
U.S. Foods Holding Corp. (a)	1,341	103,270
United Natural Foods, Inc. (a)	368	8,578
Weis Markets, Inc.	92	6,669
Walgreens Boots Alliance, Inc.	4,330	49,708
Walmart, Inc.	24,810	2,425,922
		6,599,751
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	13,290	122,135
AptarGroup, Inc.	367	57,410
Avery Dennison Corp.	434	76,154
Ball Corp.	1,578	88,510
Crown Holdings, Inc.	685	70,541
Graphic Packaging Holding Co.	1,606	33,838
Greif, Inc. Class A	183	11,893
International Paper Co.	3,029	141,848
Myers Industries, Inc.	275	3,985
O-I Glass, Inc. (a)	943	13,900
Packaging Corp. of America	502	94,602
Ranpak Holdings Corp. (a)	438	1,564
Sealed Air Corp.	854	26,500
Silgan Holdings, Inc.	483	26,169
Smurfit WestRock PLC	2,832	122,201
Sonoco Products Co.	576	25,090
TriMas Corp.	228	6,523
		922,863
DISTRIBUTORS — 0.0% *
A-Mark Precious Metals, Inc.	138	3,061
Genuine Parts Co.	774	93,894
GigaCloud Technology, Inc. Class A (a)	205	4,055
LKQ Corp.	1,535	56,810
Pool Corp.	220	64,125
Weyco Group, Inc.	85	2,819
		224,764
DIVERSIFIED CONSUMER SERVICES — 0.1%
ADT, Inc.	2,088	17,685
Adtalem Global Education, Inc. (a)	222	28,245
American Public Education, Inc. (a)	157	4,782
Bright Horizons Family Solutions, Inc. (a)	347	42,886
Carriage Services, Inc.	81	3,705
Coursera, Inc. (a)	790	6,920
Duolingo, Inc. (a)	223	91,434
Frontdoor, Inc. (a)	452	26,641
Graham Holdings Co. Class B	15	14,193
Grand Canyon Education, Inc. (a)	139	26,271
H&R Block, Inc.	784	43,034
KinderCare Learning Cos., Inc. (a)	228	2,303
Laureate Education, Inc. (a)	812	18,985
Security Description	Shares	Value
Lincoln Educational Services Corp. (a)	213	$4,910
Matthews International Corp. Class A	199	4,758
Mister Car Wash, Inc. (a)	596	3,582
OneSpaWorld Holdings Ltd.	646	13,172
Perdoceo Education Corp.	369	12,063
Service Corp. International	835	67,969
Strategic Education, Inc.	142	12,088
Stride, Inc. (a)	250	36,297
Udemy, Inc. (a)	612	4,302
Universal Technical Institute, Inc. (a)	274	9,286
		495,511
DIVERSIFIED REITs — 0.0% *
Alexander & Baldwin, Inc. REIT	441	7,863
American Assets Trust, Inc. REIT	303	5,984
Armada Hoffler Properties, Inc. REIT	268	1,841
Broadstone Net Lease, Inc. REIT	1,124	18,040
CTO Realty Growth, Inc. REIT	153	2,641
Essential Properties Realty Trust, Inc. REIT	1,152	36,761
Gladstone Commercial Corp. REIT	246	3,525
Global Net Lease, Inc. REIT	1,294	9,770
One Liberty Properties, Inc. REIT	127	3,030
WP Carey, Inc. REIT	1,250	77,975
		167,430
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	123	3,155
AST SpaceMobile, Inc. (a)	1,121	52,384
AT&T, Inc.	41,361	1,196,987
Bandwidth, Inc. Class A (a)	167	2,655
Cogent Communications Holdings, Inc.	255	12,294
Frontier Communications Parent, Inc. (a)	1,151	41,896
Globalstar, Inc. (a)	305	7,183
IDT Corp. Class B	122	8,335
Iridium Communications, Inc.	710	21,421
Liberty Global Ltd. Class A (a)	1,663	16,647
Liberty Global Ltd. Class C (a)	248	2,557
Liberty Latin America Ltd. Class A (a)	292	1,781
Liberty Latin America Ltd. Class C (a)	652	4,056
Lumen Technologies, Inc. (a)	6,040	26,455
Shenandoah Telecommunications Co.	347	4,740
Sunrise Communications AG Class B ADR	410	1,890
Verizon Communications, Inc.	24,192	1,046,788
		2,451,224
ELECTRIC UTILITIES — 0.8%
ALLETE, Inc.	233	14,928
Alliant Energy Corp.	1,433	86,653

See accompanying notes to financial statements.
9

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
American Electric Power Co., Inc.	3,089	$320,515
Constellation Energy Corp.	1,798	580,322
Duke Energy Corp.	4,500	531,000
Edison International	2,196	113,314
Entergy Corp.	2,592	215,447
Evergy, Inc.	1,283	88,437
Eversource Energy	2,079	132,266
Exelon Corp.	5,867	254,745
FirstEnergy Corp.	2,954	118,928
Genie Energy Ltd. Class B	192	5,161
Hawaiian Electric Industries, Inc. (a) (b)	1,028	10,928
IDACORP, Inc.	319	36,828
MGE Energy, Inc.	220	19,457
NextEra Energy, Inc.	11,823	820,753
NRG Energy, Inc.	1,120	179,850
OGE Energy Corp.	1,128	50,061
Oklo, Inc. (a)	475	26,595
Otter Tail Corp.	249	19,195
PG&E Corp.	12,579	175,351
Pinnacle West Capital Corp.	647	57,887
Portland General Electric Co.	598	24,297
PPL Corp.	4,190	141,999
Southern Co.	6,359	583,947
TXNM Energy, Inc.	528	29,737
Xcel Energy, Inc.	3,339	227,386
		4,865,987
ELECTRICAL EQUIPMENT — 0.6%
Acuity, Inc.	176	52,508
Allient, Inc.	120	4,357
American Superconductor Corp. (a)	231	8,475
AMETEK, Inc.	1,319	238,686
Array Technologies, Inc. (a) (b)	891	5,257
Atkore, Inc.	210	14,816
Bloom Energy Corp. Class A (a)	1,179	28,202
ChargePoint Holdings, Inc. (a)	2,655	1,867
Eaton Corp. PLC	2,241	800,015
Emerson Electric Co.	3,222	429,589
EnerSys	243	20,842
Enovix Corp. (a) (b)	914	9,451
Eos Energy Enterprises, Inc. (a) (b)	1,316	6,738
Fluence Energy, Inc. (a) (b)	377	2,530
GE Vernova, Inc.	1,569	830,236
Generac Holdings, Inc. (a)	344	49,264
GrafTech International Ltd. (a)	1,395	1,357
Hubbell, Inc.	301	122,931
Hyliion Holdings Corp. (a)	965	1,274
LSI Industries, Inc.	181	3,079
Net Power, Inc. (a) (b)	249	615
NEXTracker, Inc. Class A (a)	850	46,214
NuScale Power Corp. (a)	767	30,343
nVent Electric PLC	947	69,368
Plug Power, Inc. (a)	4,971	7,407
Powell Industries, Inc. (b)	56	11,785
Preformed Line Products Co.	24	3,835
Regal Rexnord Corp.	396	57,404
Security Description	Shares	Value
Rockwell Automation, Inc.	645	$214,250
Sensata Technologies Holding PLC	907	27,310
Shoals Technologies Group, Inc. Class A (a)	1,031	4,382
Sunrun, Inc. (a)	1,346	11,010
Thermon Group Holdings, Inc. (a)	220	6,178
Vertiv Holdings Co. Class A	2,183	280,319
Vicor Corp. (a)	143	6,486
		3,408,380
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Advanced Energy Industries, Inc.	223	29,548
Aeva Technologies, Inc. (a)	260	9,825
Amphenol Corp. Class A	6,933	684,634
Arlo Technologies, Inc. (a)	604	10,244
Arrow Electronics, Inc. (a)	277	35,298
Avnet, Inc.	513	27,230
Badger Meter, Inc.	176	43,111
Bel Fuse, Inc. Class A	40	3,594
Bel Fuse, Inc. Class B	28	2,735
Belden, Inc.	243	28,139
Benchmark Electronics, Inc.	220	8,543
CDW Corp.	747	133,407
Climb Global Solutions, Inc.	24	2,566
Cognex Corp.	1,019	32,323
Coherent Corp. (a)	907	80,913
Corning, Inc.	4,406	231,712
Crane NXT Co.	296	15,954
CTS Corp.	187	7,968
Daktronics, Inc. (a) (b)	242	3,659
ePlus, Inc. (a)	158	11,392
Evolv Technologies Holdings, Inc. (a)	595	3,713
Fabrinet (a)	213	62,767
FARO Technologies, Inc. (a)	121	5,314
Flex Ltd. (a)	2,155	107,578
Insight Enterprises, Inc. (a)	152	20,989
IPG Photonics Corp. (a)	169	11,602
Itron, Inc. (a)	265	34,882
Jabil, Inc.	610	133,041
Keysight Technologies, Inc. (a)	976	159,927
Kimball Electronics, Inc. (a)	185	3,558
Knowles Corp. (a)	348	6,132
KULR Technology Group, Inc. (a) (b)	151	1,077
Lightwave Logic, Inc. (a)	1,017	1,261
Littelfuse, Inc.	150	34,009
Methode Electronics, Inc.	324	3,081
MicroVision, Inc. (a)	4,029	4,593
Mirion Technologies, Inc. (a)	1,127	24,264
Napco Security Technologies, Inc.	218	6,472
nLight, Inc. (a)	322	6,337
Novanta, Inc. (a)	215	27,720
OSI Systems, Inc. (a)	94	21,137
Ouster, Inc. (a)	333	8,075
PAR Technology Corp. (a)	218	15,123
PC Connection, Inc.	78	5,131

See accompanying notes to financial statements.
10

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Plexus Corp. (a)	164	$22,191
Powerfleet, Inc. NJ (a)	593	2,556
Ralliant Corp. (a)	684	33,183
Red Cat Holdings, Inc. (a)	328	2,388
Rogers Corp. (a)	104	7,122
Sanmina Corp. (a)	323	31,599
ScanSource, Inc. (a)	134	5,603
SmartRent, Inc. (a)	2,027	2,007
Stem, Inc. (a)	63	392
TD SYNNEX Corp.	407	55,230
TE Connectivity PLC	1,685	284,209
Teledyne Technologies, Inc. (a)	267	136,787
Trimble, Inc. (a)	1,335	101,433
TTM Technologies, Inc. (a)	608	24,819
Vishay Intertechnology, Inc.	671	10,655
Vishay Precision Group, Inc. (a)	142	3,990
Vontier Corp.	855	31,549
Vuzix Corp. (a) (b)	400	1,168
Zebra Technologies Corp. Class A (a)	286	88,191
		2,955,650
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	1,007	25,004
Aris Water Solutions, Inc. Class A	159	3,760
Atlas Energy Solutions, Inc. (b)	371	4,960
Baker Hughes Co.	5,650	216,621
Bristow Group, Inc. (a)	153	5,044
Cactus, Inc. Class A	400	17,488
ChampionX Corp.	1,124	27,920
Core Laboratories, Inc. (b)	310	3,571
Expro Group Holdings NV (a)	656	5,635
Flowco Holdings, Inc. Class A	181	3,224
Forum Energy Technologies, Inc. (a)	271	5,276
Halliburton Co.	4,942	100,718
Helix Energy Solutions Group, Inc. (a)	857	5,348
Helmerich & Payne, Inc.	591	8,960
Innovex International, Inc. (a)	238	3,718
Kodiak Gas Services, Inc.	197	6,751
Liberty Energy, Inc.	976	11,205
Nabors Industries Ltd. (a) (b)	59	1,653
Natural Gas Services Group, Inc. (a)	117	3,020
Noble Corp. PLC	798	21,187
NOV, Inc.	2,137	26,563
Oceaneering International, Inc. (a)	610	12,639
Oil States International, Inc. (a)	563	3,018
Patterson-UTI Energy, Inc.	2,206	13,082
ProPetro Holding Corp. (a)	552	3,295
Ranger Energy Services, Inc. Class A	190	2,269
RPC, Inc.	549	2,597
Schlumberger NV	7,676	259,449
Seadrill Ltd. (a)	372	9,765
Select Water Solutions, Inc.	572	4,942
Solaris Energy Infrastructure, Inc.	184	5,205
TechnipFMC PLC	2,369	81,588
Security Description	Shares	Value
TETRA Technologies, Inc. (a)	815	$2,738
Tidewater, Inc. (a)	283	13,055
Transocean Ltd. (a)	4,741	12,279
Valaris Ltd. (a) (b)	377	15,875
Weatherford International PLC	429	21,583
		971,005
ENTERTAINMENT — 1.1%
AMC Entertainment Holdings, Inc. Class A (a)	2,178	6,752
Atlanta Braves Holdings, Inc. Class A (a) (b)	91	4,478
Atlanta Braves Holdings, Inc. Class C (a)	166	7,764
Cinemark Holdings, Inc.	638	19,255
Electronic Arts, Inc.	1,307	208,728
Eventbrite, Inc. Class A (a)	850	2,235
Liberty Media Corp.-Liberty Formula One Class A (a)	140	13,294
Liberty Media Corp.-Liberty Formula One Class C (a)	1,278	133,551
Liberty Media Corp.-Liberty Live Class A (a)	206	16,373
Liberty Media Corp.-Liberty Live Class C (a)	191	15,502
Lionsgate Studios Corp. (a)	1,698	9,865
Live Nation Entertainment, Inc. (a)	894	135,244
Madison Square Garden Entertainment Corp. (a)	238	9,513
Madison Square Garden Sports Corp. (a)	99	20,686
Marcus Corp.	166	2,799
Netflix, Inc. (a)	2,443	3,271,495
Playtika Holding Corp.	373	1,764
Reading International, Inc. Class A (a)	1,858	2,490
Reservoir Media, Inc. (a)	341	2,615
ROBLOX Corp. Class A (a)	3,188	335,378
Roku, Inc. (a)	753	66,181
Sphere Entertainment Co. (a)	166	6,939
Starz Entertainment Corp. (a)	84	1,350
Take-Two Interactive Software, Inc. (a)	976	237,022
TKO Group Holdings, Inc.	395	71,870
Vivid Seats, Inc. Class A (a) (b)	824	1,393
Walt Disney Co.	10,318	1,279,535
Warner Bros Discovery, Inc. (a)	12,938	148,269
Warner Music Group Corp. Class A	829	22,582
		6,054,922
FINANCIAL SERVICES — 2.5%
Affirm Holdings, Inc. (a)	1,475	101,981
Alerus Financial Corp.	171	3,700
Apollo Global Management, Inc.	2,584	366,592
AvidXchange Holdings, Inc. (a)	1,132	11,082
Berkshire Hathaway, Inc. Class B (a)	10,533	5,116,615
Block, Inc. (a)	3,178	215,882

See accompanying notes to financial statements.
11

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Cannae Holdings, Inc.	355	$7,402
Cantaloupe, Inc. (a)	379	4,165
Cass Information Systems, Inc.	88	3,824
Corebridge Financial, Inc.	1,532	54,386
Corpay, Inc. (a)	402	133,392
Enact Holdings, Inc.	162	6,018
Equitable Holdings, Inc.	1,713	96,099
Essent Group Ltd.	548	33,280
Euronet Worldwide, Inc. (a)	249	25,244
EVERTEC, Inc.	393	14,168
Federal Agricultural Mortgage Corp. Class A	48	6,840
Federal Agricultural Mortgage Corp. Class C	26	5,051
Fidelity National Information Services, Inc.	3,025	246,265
Fiserv, Inc. (a)	3,188	549,643
Flywire Corp. (a)	673	7,874
Global Payments, Inc.	1,377	110,215
HA Sustainable Infrastructure Capital, Inc.	693	18,614
International Money Express, Inc. (a)	194	1,957
Jack Henry & Associates, Inc.	433	78,014
Jackson Financial, Inc. Class A	393	34,894
Marqeta, Inc. Class A (a)	2,507	14,616
Mastercard, Inc. Class A	4,657	2,616,955
Merchants Bancorp	166	5,490
MGIC Investment Corp.	1,280	35,635
Mr. Cooper Group, Inc. (a)	382	56,998
NCR Atleos Corp. (a)	445	12,696
NewtekOne, Inc.	216	2,436
NMI Holdings, Inc. (a)	471	19,871
Paymentus Holdings, Inc. Class A (a)	112	3,668
Payoneer Global, Inc. (a)	1,498	10,261
PayPal Holdings, Inc. (a)	5,575	414,334
PennyMac Financial Services, Inc.	188	18,732
Radian Group, Inc.	744	26,799
Remitly Global, Inc. (a)	887	16,649
Repay Holdings Corp. (a)	497	2,396
Rocket Cos., Inc. Class A (b)	777	11,018
Sezzle, Inc. (a)	90	16,133
Shift4 Payments, Inc. Class A (a) (b)	379	37,563
Toast, Inc. Class A (a)	2,542	112,585
UWM Holdings Corp.	697	2,886
Visa, Inc. Class A	9,828	3,489,431
Voya Financial, Inc.	554	39,334
Walker & Dunlop, Inc.	191	13,462
Waterstone Financial, Inc.	197	2,721
Western Union Co.	1,941	16,343
WEX, Inc. (a)	186	27,322
		14,279,531
FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co.	2,743	144,776
B&G Foods, Inc. (b)	525	2,221
Security Description	Shares	Value
Beyond Meat, Inc. (a) (b)	615	$2,146
Bunge Global SA	745	59,809
Calavo Growers, Inc.	111	2,951
Cal-Maine Foods, Inc.	238	23,712
Campbell's Co.	1,180	36,167
Conagra Brands, Inc.	2,675	54,757
Darling Ingredients, Inc. (a)	943	35,777
Flowers Foods, Inc. (b)	1,163	18,585
Fresh Del Monte Produce, Inc.	232	7,521
Freshpet, Inc. (a)	286	19,437
General Mills, Inc.	3,135	162,424
Hain Celestial Group, Inc. (a)	623	947
Hershey Co.	847	140,560
Hormel Foods Corp.	1,734	52,454
Ingredion, Inc.	339	45,975
J&J Snack Foods Corp.	92	10,434
J.M. Smucker Co.	629	61,768
John B Sanfilippo & Son, Inc.	60	3,794
Kellanova	1,498	119,136
Kraft Heinz Co.	4,891	126,286
Lamb Weston Holdings, Inc.	817	42,361
Lancaster Colony Corp.	114	19,696
Limoneira Co.	113	1,768
Mama's Creations, Inc. (a)	360	2,988
McCormick & Co., Inc.	1,437	108,953
Mission Produce, Inc. (a)	279	3,270
Mondelez International, Inc. Class A	7,447	502,226
Pilgrim's Pride Corp.	250	11,245
Post Holdings, Inc. (a)	273	29,765
Seaboard Corp.	1	2,861
Seneca Foods Corp. Class B (a)	38	3,876
Simply Good Foods Co. (a)	546	17,248
SunOpta, Inc. (a)	586	3,399
Tootsie Roll Industries, Inc.	183	6,121
TreeHouse Foods, Inc. (a)	284	5,515
Tyson Foods, Inc. Class A	1,580	88,385
Utz Brands, Inc.	463	5,811
Vital Farms, Inc. (a)	181	6,972
Westrock Coffee Co. (a)	441	2,527
WK Kellogg Co. (b)	401	6,392
		2,003,016
GAS UTILITIES — 0.1%
Atmos Energy Corp.	906	139,624
Chesapeake Utilities Corp.	137	16,470
MDU Resources Group, Inc.	1,190	19,837
National Fuel Gas Co.	539	45,659
New Jersey Resources Corp.	579	25,951
Northwest Natural Holding Co.	246	9,771
ONE Gas, Inc.	325	23,354
Southwest Gas Holdings, Inc.	364	27,078
Spire, Inc.	340	24,816
UGI Corp.	1,261	45,926
		378,486
GROUND TRANSPORTATION — 0.6%
ArcBest Corp.	137	10,550

See accompanying notes to financial statements.
12

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Avis Budget Group, Inc. (a)	100	$16,905
Covenant Logistics Group, Inc.	104	2,508
CSX Corp.	10,749	350,740
FTAI Infrastructure, Inc.	655	4,041
Heartland Express, Inc.	305	2,635
Hertz Global Holdings, Inc. (a) (b)	817	5,580
JB Hunt Transport Services, Inc.	440	63,184
Knight-Swift Transportation Holdings, Inc.	965	42,682
Landstar System, Inc.	179	24,885
Lyft, Inc. Class A (a)	2,133	33,616
Marten Transport Ltd.	368	4,780
Norfolk Southern Corp.	1,293	330,969
Old Dominion Freight Line, Inc.	1,061	172,200
RXO, Inc. (a)	824	12,953
Ryder System, Inc.	240	38,160
Saia, Inc. (a)	154	42,195
Schneider National, Inc. Class B	126	3,043
Uber Technologies, Inc. (a)	12,000	1,119,600
U-Haul Holding Co.	673	36,591
Union Pacific Corp.	3,425	788,024
Universal Logistics Holdings, Inc. (b)	63	1,599
Werner Enterprises, Inc.	364	9,959
XPO, Inc. (a)	672	84,867
		3,202,266
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abbott Laboratories	9,999	1,359,964
Align Technology, Inc. (a)	393	74,407
Alphatec Holdings, Inc. (a)	663	7,359
AngioDynamics, Inc. (a)	446	4,424
Artivion, Inc. (a)	235	7,309
AtriCure, Inc. (a)	296	9,700
Avanos Medical, Inc. (a)	271	3,317
Axogen, Inc. (a)	275	2,984
Baxter International, Inc.	3,036	91,930
Becton Dickinson & Co.	1,638	282,146
Bioventus, Inc. Class A (a)	266	1,761
Boston Scientific Corp. (a)	8,486	911,481
Butterfly Network, Inc. (a) (b)	1,008	2,016
Cerus Corp. (a)	1,786	2,518
ClearPoint Neuro, Inc. (a)	146	1,743
CONMED Corp.	185	9,635
Cooper Cos., Inc. (a)	1,138	80,980
Delcath Systems, Inc. (a)	136	1,850
Dentsply Sirona, Inc.	1,223	19,421
Dexcom, Inc. (a)	2,245	195,966
Edwards Lifesciences Corp. (a)	3,359	262,707
Embecta Corp.	359	3,479
Enovis Corp. (a)	336	10,537
Envista Holdings Corp. (a)	1,060	20,712
GE HealthCare Technologies, Inc.	2,605	192,952
Glaukos Corp. (a)	326	33,673
Globus Medical, Inc. Class A (a)	668	39,425
Haemonetics Corp. (a)	303	22,607
Hologic, Inc. (a)	1,276	83,144
ICU Medical, Inc. (a)	145	19,162
Security Description	Shares	Value
IDEXX Laboratories, Inc. (a)	459	$246,180
Inspire Medical Systems, Inc. (a)	177	22,969
Insulet Corp. (a)	403	126,615
Integer Holdings Corp. (a)	199	24,471
Integra LifeSciences Holdings Corp. (a)	406	4,982
Intuitive Surgical, Inc. (a)	2,056	1,117,251
iRadimed Corp.	59	3,528
iRhythm Technologies, Inc. (a)	188	28,944
Lantheus Holdings, Inc. (a)	412	33,726
LeMaitre Vascular, Inc.	122	10,132
LivaNova PLC (a)	324	14,586
Masimo Corp. (a)	263	44,242
Medtronic PLC	7,365	642,007
Merit Medical Systems, Inc. (a)	346	32,344
Neogen Corp. (a)	1,188	5,679
Novocure Ltd. (a)	593	10,555
Omnicell, Inc. (a)	282	8,291
OraSure Technologies, Inc. (a)	777	2,331
Orthofix Medical, Inc. (a)	265	2,955
OrthoPediatrics Corp. (a)	123	2,642
Outset Medical, Inc. (a)	211	4,053
Penumbra, Inc. (a)	232	59,538
PROCEPT BioRobotics Corp. (a)	307	17,683
Pulmonx Corp. (a)	500	1,295
Pulse Biosciences, Inc. (a) (b)	176	2,656
QuidelOrtho Corp. (a)	363	10,462
ResMed, Inc.	840	216,720
RxSight, Inc. (a)	205	2,665
Semler Scientific, Inc. (a) (b)	33	1,278
Senseonics Holdings, Inc. (a)	5,007	2,385
SI-BONE, Inc. (a)	259	4,874
Solventum Corp. (a)	825	62,568
STAAR Surgical Co. (a)	297	4,984
STERIS PLC	560	134,523
Stryker Corp.	1,972	780,182
Surmodics, Inc. (a)	77	2,288
Tactile Systems Technology, Inc. (a)	190	1,927
Tandem Diabetes Care, Inc. (a)	394	7,344
Teleflex, Inc.	268	31,721
TransMedics Group, Inc. (a)	198	26,534
Treace Medical Concepts, Inc. (a)	387	2,276
UFP Technologies, Inc. (a)	43	10,499
Varex Imaging Corp. (a)	253	2,194
Zimmer Biomet Holdings, Inc.	1,126	102,702
Zimvie, Inc. (a)	228	2,132
		7,639,222
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Acadia Healthcare Co., Inc. (a)	553	12,548
AdaptHealth Corp. (a)	647	6,101
Addus HomeCare Corp. (a)	106	12,210
agilon health, Inc. (a)	1,693	3,894
Alignment Healthcare, Inc. (a)	625	8,750
Amedisys, Inc. (a)	138	13,578
AMN Healthcare Services, Inc. (a)	227	4,692
Astrana Health, Inc. (a)	245	6,096

See accompanying notes to financial statements.
13

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Aveanna Healthcare Holdings, Inc. (a)	517	$2,704
BrightSpring Health Services, Inc. (a)	320	7,549
Brookdale Senior Living, Inc. (a)	1,271	8,846
Cardinal Health, Inc.	1,358	228,144
Castle Biosciences, Inc. (a)	171	3,492
Cencora, Inc.	982	294,453
Centene Corp. (a)	2,846	154,481
Chemed Corp.	79	38,468
Cigna Group	1,531	506,118
Clover Health Investments Corp. (a)	2,442	6,813
Community Health Systems, Inc. (a)	787	2,676
Concentra Group Holdings Parent, Inc.	645	13,268
CorVel Corp. (a)	162	16,650
Cross Country Healthcare, Inc. (a)	178	2,323
CVS Health Corp.	7,256	500,519
DaVita, Inc. (a)	225	32,051
DocGo, Inc. (a)	746	1,171
Elevance Health, Inc.	1,295	503,703
Encompass Health Corp.	565	69,286
Enhabit, Inc. (a)	413	3,981
Ensign Group, Inc.	335	51,677
Fulgent Genetics, Inc. (a)	185	3,678
GeneDx Holdings Corp. (a)	119	10,985
Guardant Health, Inc. (a)	737	38,354
HCA Healthcare, Inc.	993	380,418
HealthEquity, Inc. (a)	517	54,161
Henry Schein, Inc. (a)	718	52,450
Hims & Hers Health, Inc. (a) (b)	1,180	58,823
Humana, Inc.	690	168,691
Labcorp Holdings, Inc.	487	127,842
LifeStance Health Group, Inc. (a)	807	4,172
McKesson Corp.	716	524,671
Molina Healthcare, Inc. (a)	310	92,349
National HealthCare Corp.	74	7,919
National Research Corp.	159	2,671
NeoGenomics, Inc. (a)	770	5,629
Nutex Health, Inc. (a)	15	1,867
OPKO Health, Inc. (a)	2,280	3,010
Option Care Health, Inc. (a)	1,015	32,967
Owens & Minor, Inc. (a)	451	4,104
PACS Group, Inc. (a)	275	3,553
Pediatrix Medical Group, Inc. (a)	527	7,562
Pennant Group, Inc. (a)	185	5,522
Premier, Inc. Class A	608	13,333
Privia Health Group, Inc. (a)	604	13,892
Progyny, Inc. (a)	469	10,318
Quest Diagnostics, Inc.	638	114,604
RadNet, Inc. (a)	385	21,910
Select Medical Holdings Corp.	616	9,351
Surgery Partners, Inc. (a)	454	10,092
Talkspace, Inc. (a)	971	2,699
Tenet Healthcare Corp. (a)	527	92,752
U.S. Physical Therapy, Inc.	89	6,960
Security Description	Shares	Value
UnitedHealth Group, Inc.	5,205	$1,623,804
Universal Health Services, Inc. Class B	340	61,591
Viemed Healthcare, Inc. (a)	348	2,405
		6,091,351
HEALTH CARE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	849	61,663
American Healthcare REIT, Inc.	892	32,772
CareTrust REIT, Inc.	1,093	33,446
Community Healthcare Trust, Inc. REIT	162	2,694
Diversified Healthcare Trust REIT	1,622	5,807
Global Medical REIT, Inc.	405	2,807
Healthcare Realty Trust, Inc. REIT	2,187	34,686
Healthpeak Properties, Inc. REIT	3,939	68,972
LTC Properties, Inc. REIT	269	9,310
Medical Properties Trust, Inc. REIT (b)	3,649	15,727
National Health Investors, Inc. REIT	262	18,371
Omega Healthcare Investors, Inc. REIT	1,649	60,436
Sabra Health Care REIT, Inc.	1,412	26,037
Sila Realty Trust, Inc. REIT	343	8,119
Universal Health Realty Income Trust REIT	91	3,637
Ventas, Inc. REIT	2,617	165,263
Welltower, Inc. REIT	3,594	552,506
		1,102,253
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a)	699	8,178
Definitive Healthcare Corp. (a)	718	2,800
Doximity, Inc. Class A (a)	779	47,784
Evolent Health, Inc. Class A (a)	654	7,364
GoodRx Holdings, Inc. Class A (a)	708	3,526
Health Catalyst, Inc. (a)	408	1,538
HealthStream, Inc.	146	4,040
LifeMD, Inc. (a)	320	4,359
Phreesia, Inc. (a)	341	9,705
Schrodinger, Inc. (a)	351	7,062
Simulations Plus, Inc.	109	1,902
Teladoc Health, Inc. (a)	1,085	9,450
Veeva Systems, Inc. Class A (a)	859	247,375
Waystar Holding Corp. (a)	509	20,803
		375,886
HOTEL & RESORT REITs — 0.0% *
Apple Hospitality REIT, Inc.	1,296	15,124
Chatham Lodging Trust REIT	345	2,405
DiamondRock Hospitality Co. REIT	1,218	9,330
Host Hotels & Resorts, Inc. REIT	3,786	58,153
Park Hotels & Resorts, Inc. REIT	1,193	12,204
Pebblebrook Hotel Trust REIT	714	7,133
RLJ Lodging Trust REIT	879	6,399
Ryman Hospitality Properties, Inc. REIT	334	32,956

See accompanying notes to financial statements.
14

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Service Properties Trust REIT	592	$1,415
Summit Hotel Properties, Inc. REIT	727	3,700
Sunstone Hotel Investors, Inc. REIT	1,147	9,956
Xenia Hotels & Resorts, Inc. REIT	599	7,530
		166,305
HOTELS, RESTAURANTS & LEISURE — 1.3%
Accel Entertainment, Inc. (a)	344	4,049
Airbnb, Inc. Class A (a)	2,470	326,880
Aramark	1,447	60,586
Biglari Holdings, Inc. Class B (a)	6	1,753
BJ's Restaurants, Inc. (a)	136	6,066
Bloomin' Brands, Inc.	481	4,141
Booking Holdings, Inc.	187	1,082,588
Boyd Gaming Corp.	311	24,329
Brinker International, Inc. (a)	265	47,787
Caesars Entertainment, Inc. (a)	1,218	34,579
Carnival Corp. (a)	5,989	168,411
Cava Group, Inc. (a)	478	40,262
Cheesecake Factory, Inc. (b)	275	17,231
Chipotle Mexican Grill, Inc. (a)	7,732	434,152
Choice Hotels International, Inc. (b)	136	17,256
Churchill Downs, Inc.	404	40,804
Cracker Barrel Old Country Store, Inc. (b)	133	8,124
Darden Restaurants, Inc.	673	146,694
Dave & Buster's Entertainment, Inc. (a)	189	5,685
Denny's Corp. (a)	479	1,964
Dine Brands Global, Inc.	93	2,263
Domino's Pizza, Inc.	200	90,120
DoorDash, Inc. Class A (a)	1,970	485,625
DraftKings, Inc. Class A (a)	2,844	121,979
Dutch Bros, Inc. Class A (a)	677	46,286
El Pollo Loco Holdings, Inc. (a)	76	837
Everi Holdings, Inc. (a)	370	5,269
Expedia Group, Inc.	692	116,727
First Watch Restaurant Group, Inc. (a)	254	4,074
Flutter Entertainment PLC (a)	1,013	289,475
Global Business Travel Group I (a)	466	2,936
Golden Entertainment, Inc.	134	3,944
Hilton Grand Vacations, Inc. (a) (b)	383	15,906
Hilton Worldwide Holdings, Inc.	1,362	362,755
Hyatt Hotels Corp. Class A	240	33,516
Inspired Entertainment, Inc. (a)	292	2,386
Jack in the Box, Inc. (b)	123	2,148
Krispy Kreme, Inc. (b)	541	1,574
Kura Sushi USA, Inc. Class A (a)	35	3,013
Las Vegas Sands Corp.	1,912	83,191
Life Time Group Holdings, Inc. (a)	656	19,896
Light & Wonder, Inc. (a) (b)	500	48,130
Lindblad Expeditions Holdings, Inc. (a)	232	2,707
Lucky Strike Entertainment Corp. Class C (b)	261	2,383
Marriott International, Inc. Class A	1,304	356,266
Security Description	Shares	Value
Marriott Vacations Worldwide Corp.	192	$13,883
McDonald's Corp.	4,108	1,200,234
MGM Resorts International (a)	1,141	39,239
Monarch Casino & Resort, Inc.	74	6,397
Norwegian Cruise Line Holdings Ltd. (a)	2,521	51,126
Papa John's International, Inc.	194	9,494
Penn Entertainment, Inc. (a)	899	16,065
Planet Fitness, Inc. Class A (a)	481	52,453
Portillo's, Inc. Class A (a) (b)	412	4,808
Pursuit Attractions & Hospitality, Inc. (a)	137	3,950
RCI Hospitality Holdings, Inc.	61	2,325
Red Rock Resorts, Inc. Class A	293	15,245
Royal Caribbean Cruises Ltd.	1,434	449,043
Rush Street Interactive, Inc. (a)	463	6,899
Sabre Corp. (a)	2,357	7,448
Serve Robotics, Inc. (a) (b)	118	1,350
Shake Shack, Inc. Class A (a)	237	33,322
Six Flags Entertainment Corp. (a)	557	16,949
Starbucks Corp.	6,522	597,611
Sweetgreen, Inc. Class A (a) (b)	602	8,958
Target Hospitality Corp. (a)	152	1,082
Texas Roadhouse, Inc.	385	72,153
Travel & Leisure Co.	404	20,850
United Parks & Resorts, Inc. (a) (b)	177	8,345
Vail Resorts, Inc. (b)	222	34,883
Wendy's Co.	1,020	11,648
Wingstop, Inc.	159	53,542
Wyndham Hotels & Resorts, Inc.	450	36,544
Wynn Resorts Ltd.	498	46,648
Xponential Fitness, Inc. Class A (a)	192	1,438
Yum! Brands, Inc.	1,595	236,347
		7,637,026
HOUSEHOLD DURABLES — 0.2%
Beazer Homes USA, Inc. (a)	163	3,646
Cavco Industries, Inc. (a)	49	21,287
Century Communities, Inc.	89	5,012
Champion Homes, Inc. (a)	315	19,722
Cricut, Inc. Class A (b)	225	1,523
DR Horton, Inc.	1,586	204,467
Dream Finders Homes, Inc. Class A (a) (b)	159	3,996
Ethan Allen Interiors, Inc.	139	3,871
Garmin Ltd.	883	184,300
Green Brick Partners, Inc. (a)	186	11,696
Helen of Troy Ltd. (a)	137	3,888
Hovnanian Enterprises, Inc. Class A (a)	27	2,823
Installed Building Products, Inc. (b)	139	25,065
KB Home	394	20,870
La-Z-Boy, Inc.	257	9,553
Legacy Housing Corp. (a) (b)	119	2,697
Leggett & Platt, Inc.	900	8,028
Lennar Corp. Class A	1,272	140,696
Lennar Corp. Class B (b)	113	11,893

See accompanying notes to financial statements.
15

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
LGI Homes, Inc. (a)	126	$6,492
Lovesac Co. (a)	94	1,711
M/I Homes, Inc. (a)	161	18,051
Meritage Homes Corp.	432	28,931
Mohawk Industries, Inc. (a)	271	28,412
Newell Brands, Inc.	2,506	13,532
NVR, Inc. (a)	17	125,556
PulteGroup, Inc.	1,132	119,381
Smith Douglas Homes Corp. (a) (b)	100	1,942
Somnigroup International, Inc. (b)	1,168	79,482
Sonos, Inc. (a)	736	7,956
Taylor Morrison Home Corp. (a)	553	33,965
Toll Brothers, Inc.	579	66,081
TopBuild Corp. (a)	155	50,180
Tri Pointe Homes, Inc. (a)	555	17,732
Whirlpool Corp.	326	33,063
		1,317,500
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a) (b)	232	8,162
Central Garden & Pet Co. Class A (a)	108	3,379
Church & Dwight Co., Inc.	1,460	140,321
Clorox Co.	683	82,008
Colgate-Palmolive Co.	4,611	419,140
Energizer Holdings, Inc.	393	7,923
Kimberly-Clark Corp.	1,875	241,725
Oil-Dri Corp. of America	88	5,191
Procter & Gamble Co.	13,470	2,146,040
Reynolds Consumer Products, Inc.	346	7,411
Spectrum Brands Holdings, Inc.	165	8,745
WD-40 Co.	81	18,475
		3,088,520
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	4,198	44,163
Clearway Energy, Inc. Class A	207	6,264
Clearway Energy, Inc. Class C	498	15,936
Montauk Renewables, Inc. (a)	743	1,650
Ormat Technologies, Inc.	320	26,803
Talen Energy Corp. (a)	259	75,309
Vistra Corp.	1,943	376,573
		546,698
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	3,084	469,508
Honeywell International, Inc.	3,685	858,163
		1,327,671
INDUSTRIAL REITs — 0.1%
Americold Realty Trust, Inc. REIT	1,574	26,176
EastGroup Properties, Inc. REIT	290	48,465
First Industrial Realty Trust, Inc. REIT	768	36,964
Industrial Logistics Properties Trust REIT	783	3,563
Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT	166	$9,166
Lineage, Inc. REIT (b)	363	15,798
LXP Industrial Trust REIT	1,692	13,976
Plymouth Industrial REIT, Inc.	308	4,946
Prologis, Inc. REIT	5,323	559,554
Rexford Industrial Realty, Inc. REIT	1,295	46,063
STAG Industrial, Inc. REIT	1,077	39,073
Terreno Realty Corp. REIT	571	32,016
		835,760
INSURANCE — 1.3%
Aflac, Inc.	2,813	296,660
Allstate Corp.	1,526	307,199
Ambac Financial Group, Inc. (a)	300	2,130
American Coastal Insurance Corp. Class C	229	2,546
American Financial Group, Inc.	428	54,018
American International Group, Inc.	3,311	283,388
AMERISAFE, Inc.	125	5,466
Aon PLC Class A	1,246	444,523
Arch Capital Group Ltd.	2,143	195,120
Arthur J Gallagher & Co.	1,478	473,137
Assurant, Inc.	284	56,087
Assured Guaranty Ltd.	236	20,556
Axis Capital Holdings Ltd.	399	41,424
Baldwin Insurance Group, Inc. (a) (b)	401	17,167
Bowhead Specialty Holdings, Inc. (a)	87	3,265
Brighthouse Financial, Inc. (a)	288	15,486
Brown & Brown, Inc.	1,400	155,218
Chubb Ltd.	2,158	625,216
Cincinnati Financial Corp.	907	135,070
CNA Financial Corp.	97	4,513
CNO Financial Group, Inc.	623	24,035
Crawford & Co. Class A	259	2,740
Donegal Group, Inc. Class B	197	3,453
Employers Holdings, Inc.	161	7,596
Enstar Group Ltd. (a)	48	16,145
Erie Indemnity Co. Class A	148	51,325
Everest Group Ltd.	247	83,943
F&G Annuities & Life, Inc.	120	3,838
Fidelity National Financial, Inc.	1,464	82,072
First American Financial Corp.	603	37,018
Genworth Financial, Inc. (a)	2,544	19,792
Globe Life, Inc.	486	60,405
Goosehead Insurance, Inc. Class A	146	15,404
Greenlight Capital Re Ltd. Class A (a)	205	2,946
Hagerty, Inc. Class A (a)	269	2,720
Hanover Insurance Group, Inc.	215	36,522
Hartford Insurance Group, Inc.	1,621	205,656
HCI Group, Inc.	50	7,610
Heritage Insurance Holdings, Inc. (a)	82	2,045
Hippo Holdings, Inc. (a)	121	3,380

See accompanying notes to financial statements.
16

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Horace Mann Educators Corp.	241	$10,356
Investors Title Co.	11	2,324
Kemper Corp.	363	23,428
Kinsale Capital Group, Inc.	125	60,488
Lemonade, Inc. (a) (b)	327	14,326
Lincoln National Corp.	995	34,427
Loews Corp.	968	88,727
Markel Group, Inc. (a)	73	145,807
Marsh & McLennan Cos., Inc.	2,835	619,844
MBIA, Inc. (a)	456	1,979
Mercury General Corp.	161	10,842
MetLife, Inc.	3,216	258,631
Old Republic International Corp.	1,334	51,279
Oscar Health, Inc. Class A (a) (b)	1,154	24,742
Palomar Holdings, Inc. (a)	160	24,680
Primerica, Inc.	183	50,082
Principal Financial Group, Inc.	1,139	90,471
ProAssurance Corp. (a)	320	7,306
Progressive Corp.	3,369	899,051
Prudential Financial, Inc.	2,014	216,384
Reinsurance Group of America, Inc.	371	73,592
RenaissanceRe Holdings Ltd.	284	68,984
RLI Corp.	502	36,254
Root, Inc. Class A (a)	46	5,887
Ryan Specialty Holdings, Inc.	626	42,562
Safety Insurance Group, Inc.	105	8,336
Selective Insurance Group, Inc.	367	31,801
Selectquote, Inc. (a)	647	1,540
SiriusPoint Ltd. (a)	605	12,336
Skyward Specialty Insurance Group, Inc. (a)	205	11,847
Stewart Information Services Corp.	167	10,872
Tiptree, Inc.	152	3,584
Travelers Cos., Inc.	1,306	349,407
Trupanion, Inc. (a)	199	11,015
TWFG, Inc. (a)	93	3,255
United Fire Group, Inc.	141	4,047
Universal Insurance Holdings, Inc.	169	4,686
Unum Group	923	74,541
W.R. Berkley Corp.	1,792	131,658
White Mountains Insurance Group Ltd.	15	26,936
Willis Towers Watson PLC	572	175,318
		7,530,466
INTERACTIVE MEDIA & SERVICES — 3.5%
Alphabet, Inc. Class A	33,468	5,898,066
Alphabet, Inc. Class C	26,874	4,767,179
Angi, Inc. (a)	222	3,388
Bumble, Inc. Class A (a)	669	4,409
Cargurus, Inc. (a)	524	17,538
Cars.com, Inc. (a)	375	4,444
EverQuote, Inc. Class A (a)	170	4,111
fuboTV, Inc. (a)	2,191	8,457
Grindr, Inc. (a)	202	4,585
IAC, Inc. (a)	423	15,795
Match Group, Inc.	1,358	41,949
Security Description	Shares	Value
MediaAlpha, Inc. Class A (a)	104	$1,139
Meta Platforms, Inc. Class A	12,460	9,196,601
Nextdoor Holdings, Inc. (a)	1,271	2,110
Pinterest, Inc. Class A (a)	3,367	120,741
QuinStreet, Inc. (a)	360	5,796
Reddit, Inc. Class A (a)	646	97,268
Rumble, Inc. (a)	529	4,750
Shutterstock, Inc.	152	2,882
Snap, Inc. Class A (a)	6,240	54,226
TripAdvisor, Inc. (a)	664	8,665
TrueCar, Inc. (a)	754	1,433
Trump Media & Technology Group Corp. (a)	539	9,723
Vimeo, Inc. (a)	974	3,935
Yelp, Inc. (a)	394	13,502
Ziff Davis, Inc. (a)	264	7,991
ZipRecruiter, Inc. Class A (a)	515	2,580
ZoomInfo Technologies, Inc. (a)	1,535	15,534
		20,318,797
IT SERVICES — 0.8%
Accenture PLC Class A	3,592	1,073,613
Akamai Technologies, Inc. (a)	819	65,323
Applied Digital Corp. (a) (b)	1,115	11,228
ASGN, Inc. (a)	267	13,331
Backblaze, Inc. Class A (a)	475	2,612
BigBear.ai Holdings, Inc. (a)	769	5,222
BigCommerce Holdings, Inc. (a)	497	2,485
Cloudflare, Inc. Class A (a)	1,784	349,361
Cognizant Technology Solutions Corp. Class A	2,795	218,094
CoreWeave, Inc. Class A (a) (b)	240	39,134
Couchbase, Inc. (a)	259	6,314
DigitalOcean Holdings, Inc. (a)	375	10,710
DXC Technology Co. (a)	1,085	16,590
EPAM Systems, Inc. (a)	330	58,351
Fastly, Inc. Class A (a)	801	5,655
Gartner, Inc. (a)	436	176,240
GoDaddy, Inc. Class A (a)	812	146,209
Grid Dynamics Holdings, Inc. (a)	370	4,273
Hackett Group, Inc.	162	4,118
International Business Machines Corp.	5,338	1,573,536
Kyndryl Holdings, Inc. (a)	1,375	57,695
MongoDB, Inc. (a)	454	95,335
Okta, Inc. (a)	948	94,772
Rackspace Technology, Inc. (a)	891	1,140
Snowflake, Inc. Class A (a)	1,915	428,520
TSS, Inc. (a) (b)	158	4,555
Twilio, Inc. Class A (a)	880	109,437
Unisys Corp. (a)	458	2,075
VeriSign, Inc.	454	131,115
		4,707,043
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp. (b)	166	12,088
Brunswick Corp.	393	21,709

See accompanying notes to financial statements.
17

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Funko, Inc. Class A (a)	289	$1,376
JAKKS Pacific, Inc.	36	748
Malibu Boats, Inc. Class A (a)	134	4,199
MasterCraft Boat Holdings, Inc. (a) (b)	146	2,713
Mattel, Inc. (a)	1,782	35,141
Peloton Interactive, Inc. Class A (a)	2,107	14,623
Polaris, Inc. (b)	312	12,683
Sturm Ruger & Co., Inc.	102	3,662
Topgolf Callaway Brands Corp. (a)	874	7,036
YETI Holdings, Inc. (a)	497	15,665
		131,643
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	782	57,727
LIFE SCIENCES TOOLS & SERVICES — 0.5%
10X Genomics, Inc. Class A (a)	647	7,492
Adaptive Biotechnologies Corp. (a)	747	8,703
Agilent Technologies, Inc.	1,605	189,406
Avantor, Inc. (a)	3,812	51,309
Azenta, Inc. (a)	299	9,203
BioLife Solutions, Inc. (a)	226	4,868
Bio-Rad Laboratories, Inc. Class A (a)	115	27,752
Bio-Techne Corp.	936	48,157
Bruker Corp.	653	26,904
Charles River Laboratories International, Inc. (a)	291	44,153
Codexis, Inc. (a)	706	1,723
CryoPort, Inc. (a)	432	3,223
Cytek Biosciences, Inc. (a)	661	2,247
Danaher Corp.	3,645	720,033
Fortrea Holdings, Inc. (a)	541	2,672
Illumina, Inc. (a)	924	88,159
IQVIA Holdings, Inc. (a)	923	145,456
Maravai LifeSciences Holdings, Inc. Class A (a)	950	2,289
MaxCyte, Inc. (a)	901	1,964
Medpace Holdings, Inc. (a)	137	42,999
Mesa Laboratories, Inc.	46	4,334
Mettler-Toledo International, Inc. (a)	116	136,267
Niagen Bioscience, Inc. (a)	399	5,750
OmniAb, Inc. (a)	800	1,392
Pacific Biosciences of California, Inc. (a) (b)	1,744	2,163
Personalis, Inc. (a)	421	2,762
Quanterix Corp. (a) (b)	271	1,802
Quantum-Si, Inc. (a) (b)	632	1,239
Repligen Corp. (a)	310	38,558
Revvity, Inc.	652	63,061
Sotera Health Co. (a)	941	10,464
Standard BioTools, Inc. (a)	2,078	2,494
Thermo Fisher Scientific, Inc.	2,160	875,794
Waters Corp. (a)	337	117,626
West Pharmaceutical Services, Inc.	421	92,115
		2,784,533
Security Description	Shares	Value
MACHINERY — 1.1%
3D Systems Corp. (a)	997	$1,535
AGCO Corp.	371	38,272
Alamo Group, Inc.	63	13,758
Albany International Corp. Class A	185	12,974
Allison Transmission Holdings, Inc.	497	47,210
Astec Industries, Inc.	162	6,754
Atmus Filtration Technologies, Inc.	498	18,137
Blue Bird Corp. (a)	186	8,028
Caterpillar, Inc.	2,693	1,045,450
Chart Industries, Inc. (a)	249	40,998
CNH Industrial NV	5,219	67,638
Columbus McKinnon Corp.	182	2,779
Crane Co.	291	55,258
Cummins, Inc.	787	257,742
Deere & Co.	1,450	737,310
Donaldson Co., Inc.	684	47,435
Douglas Dynamics, Inc.	149	4,391
Dover Corp.	768	140,721
Energy Recovery, Inc. (a)	367	4,690
Enerpac Tool Group Corp.	325	13,182
Enpro, Inc.	123	23,561
Esab Corp.	341	41,108
ESCO Technologies, Inc.	154	29,548
Federal Signal Corp.	363	38,630
Flowserve Corp.	780	40,833
Fortive Corp.	1,920	100,090
Franklin Electric Co., Inc.	235	21,089
FreightCar America, Inc. (a)	35	302
Gates Industrial Corp. PLC (a)	1,334	30,722
Gencor Industries, Inc. (a)	140	1,960
Gorman-Rupp Co.	148	5,435
Graco, Inc.	918	78,920
Graham Corp. (a)	70	3,466
Greenbrier Cos., Inc.	185	8,519
Helios Technologies, Inc.	205	6,841
Hillenbrand, Inc.	438	8,791
Hillman Solutions Corp. (a)	1,218	8,696
Hyster-Yale, Inc.	68	2,705
IDEX Corp.	415	72,862
Illinois Tool Works, Inc.	1,519	375,573
Ingersoll Rand, Inc.	2,283	189,900
ITT, Inc.	423	66,339
JBT Marel Corp.	268	32,230
Kadant, Inc.	70	22,221
Kennametal, Inc.	445	10,217
L.B. Foster Co. Class A (a)	42	919
Lincoln Electric Holdings, Inc.	321	66,550
Lindsay Corp.	69	9,953
Luxfer Holdings PLC	208	2,533
Manitowoc Co., Inc. (a)	299	3,594
Microvast Holdings, Inc. (a)	631	2,291
Middleby Corp. (a)	319	45,936
Miller Industries, Inc.	70	3,112
Mueller Industries, Inc.	611	48,556

See accompanying notes to financial statements.
18

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Mueller Water Products, Inc. Class A	925	$22,237
Nordson Corp.	298	63,882
Oshkosh Corp.	384	43,599
Otis Worldwide Corp.	2,255	223,290
PACCAR, Inc.	3,009	286,036
Palladyne AI Corp. (a)	114	987
Parker-Hannifin Corp.	731	510,582
Park-Ohio Holdings Corp.	94	1,679
Pentair PLC	929	95,371
Proto Labs, Inc. (a)	153	6,126
RBC Bearings, Inc. (a)	185	71,188
REV Group, Inc.	304	14,467
Shyft Group, Inc.	225	2,821
Snap-on, Inc.	304	94,599
SPX Technologies, Inc. (a)	275	46,112
Standex International Corp.	73	11,423
Stanley Black & Decker, Inc.	853	57,791
Symbotic, Inc. (a) (b)	231	8,974
Tennant Co.	116	8,988
Terex Corp.	394	18,396
Timken Co.	382	27,714
Titan International, Inc. (a)	446	4,580
Toro Co.	592	41,843
Trinity Industries, Inc.	500	13,505
Wabash National Corp.	292	3,104
Watts Water Technologies, Inc. Class A	164	40,326
Westinghouse Air Brake Technologies Corp.	973	203,698
Worthington Enterprises, Inc.	197	12,537
Xylem, Inc.	1,379	178,387
		6,082,506
MARINE — 0.0% *
Genco Shipping & Trading Ltd.	265	3,463
Kirby Corp. (a)	324	36,745
Matson, Inc.	202	22,493
		62,701
MEDIA — 0.3%
Altice USA, Inc. Class A (a)	1,529	3,272
AMC Networks, Inc. Class A (a)	173	1,085
Boston Omaha Corp. Class A (a) (b)	206	2,892
Cable One, Inc.	28	3,803
Charter Communications, Inc. Class A (a) (b)	547	223,619
Clear Channel Outdoor Holdings, Inc. (a)	2,144	2,508
Comcast Corp. Class A	21,336	761,482
DoubleVerify Holdings, Inc. (a)	838	12,545
EchoStar Corp. Class A (a) (b)	728	20,166
Fox Corp. Class A	1,279	71,675
Fox Corp. Class B	676	34,902
Gannett Co., Inc. (a)	746	2,671
Gray Media, Inc. Class A	228	2,476
Ibotta, Inc. Class A (a) (b)	47	1,720
Security Description	Shares	Value
iHeartMedia, Inc. Class A (a) (b)	1,266	$2,228
Integral Ad Science Holding Corp. (a)	446	3,706
Interpublic Group of Cos., Inc.	2,044	50,037
John Wiley & Sons, Inc. Class A	228	10,176
John Wiley & Sons, Inc. Class B	22	993
Liberty Broadband Corp. Class A (a)	97	9,489
Liberty Broadband Corp. Class C (a)	641	63,062
Magnite, Inc. (a) (b)	740	17,849
National CineMedia, Inc.	582	2,820
New York Times Co. Class A	876	49,038
News Corp. Class A	2,653	78,847
Nexstar Media Group, Inc.	165	28,537
Omnicom Group, Inc.	1,132	81,436
Paramount Global Class A	178	4,085
Paramount Global Class B	3,302	42,596
PubMatic, Inc. Class A (a)	252	3,135
Scholastic Corp.	178	3,734
Sinclair, Inc.	257	3,552
Sirius XM Holdings, Inc.	1,319	30,297
Stagwell, Inc. (a)	588	2,646
TechTarget, Inc. (a)	161	1,251
TEGNA, Inc.	973	16,307
Thryv Holdings, Inc. (a)	263	3,198
Trade Desk, Inc. Class A (a)	2,560	184,294
WideOpenWest, Inc. (a)	585	2,375
		1,840,504
METALS & MINING — 0.3%
Alcoa Corp.	1,532	45,209
Alpha Metallurgical Resources, Inc. (a)	65	7,311
Carpenter Technology Corp.	286	79,045
Century Aluminum Co. (a)	309	5,568
Cleveland-Cliffs, Inc. (a)	2,875	21,850
Coeur Mining, Inc. (a)	3,666	32,481
Commercial Metals Co.	641	31,351
Compass Minerals International, Inc. (a)	224	4,500
Freeport-McMoRan, Inc.	8,232	356,857
Hecla Mining Co.	3,688	22,091
Ivanhoe Electric, Inc. (a) (b)	634	5,750
Kaiser Aluminum Corp.	91	7,271
Materion Corp.	126	10,001
McEwen Mining, Inc. (a)	346	3,325
Metallus, Inc. (a)	251	3,868
MP Materials Corp. (a) (b)	736	24,487
Newmont Corp.	6,387	372,107
Nucor Corp.	1,323	171,381
Radius Recycling, Inc.	198	5,879
Ramaco Resources, Inc. Class B	282	2,307
Reliance, Inc.	299	93,856
Royal Gold, Inc.	391	69,535
Ryerson Holding Corp.	231	4,983
Steel Dynamics, Inc.	790	101,128
SunCoke Energy, Inc.	493	4,235
USA Rare Earth, Inc. (a) (b)	333	3,648

See accompanying notes to financial statements.
19

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Warrior Met Coal, Inc.	315	$14,437
Worthington Steel, Inc.	210	6,264
		1,510,725
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
AGNC Investment Corp. REIT (b)	5,199	47,779
Annaly Capital Management, Inc. REIT	3,362	63,273
Apollo Commercial Real Estate Finance, Inc. REIT	914	8,848
Arbor Realty Trust, Inc. REIT	1,143	12,230
ARES Commercial Real Estate Corp. REIT (b)	492	2,347
ARMOUR Residential REIT, Inc.	458	7,699
Blackstone Mortgage Trust, Inc. Class A REIT	1,076	20,713
BrightSpire Capital, Inc. REIT	989	4,994
Chicago Atlantic Real Estate Finance, Inc. REIT	189	2,638
Chimera Investment Corp. REIT	486	6,741
Claros Mortgage Trust, Inc. REIT	618	1,761
Dynex Capital, Inc. REIT	417	5,096
Ellington Financial, Inc. REIT (b)	559	7,261
Franklin BSP Realty Trust, Inc. REIT	596	6,371
Granite Point Mortgage Trust, Inc. REIT	862	2,129
Invesco Mortgage Capital, Inc. REIT (b)	368	2,885
KKR Real Estate Finance Trust, Inc. REIT	413	3,622
Ladder Capital Corp. REIT	745	8,009
MFA Financial, Inc. REIT	626	5,922
New York Mortgage Trust, Inc. REIT	725	4,858
Orchid Island Capital, Inc. REIT (b)	382	2,678
PennyMac Mortgage Investment Trust REIT	426	5,478
Ready Capital Corp. REIT (b)	807	3,527
Redwood Trust, Inc. REIT	898	5,307
Rithm Capital Corp. REIT	3,152	35,586
TPG RE Finance Trust, Inc. REIT	425	3,281
Two Harbors Investment Corp. REIT (b)	520	5,600
Starwood Property Trust, Inc. REIT (b)	1,909	38,314
		324,947
MULTI-UTILITIES — 0.3%
Ameren Corp.	1,565	150,303
Avista Corp.	479	18,178
Black Hills Corp.	403	22,608
CenterPoint Energy, Inc.	3,691	135,607
CMS Energy Corp.	1,719	119,092
Consolidated Edison, Inc.	2,099	210,635
Dominion Energy, Inc.	4,912	277,626
DTE Energy Co.	1,184	156,833
NiSource, Inc.	2,657	107,183
Northwestern Energy Group, Inc.	355	18,212
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	2,849	$239,829
Sempra	3,718	281,713
Unitil Corp.	114	5,945
WEC Energy Group, Inc.	1,836	191,311
		1,935,075
OFFICE REITs — 0.1%
Brandywine Realty Trust REIT	1,202	5,157
BXP, Inc. REIT	815	54,988
COPT Defense Properties REIT	640	17,651
Cousins Properties, Inc. REIT	944	28,348
Douglas Emmett, Inc. REIT	979	14,724
Easterly Government Properties, Inc. REIT	252	5,594
Empire State Realty Trust, Inc. Class A REIT	812	6,569
Highwoods Properties, Inc. REIT	616	19,151
Hudson Pacific Properties, Inc. REIT (a)	1,276	3,496
JBG SMITH Properties REIT (b)	535	9,256
Kilroy Realty Corp. REIT (b)	618	21,204
NET Lease Office Properties REIT (a)	115	3,743
Orion Properties, Inc. REIT	767	1,634
Paramount Group, Inc. REIT (a)	1,373	8,375
Peakstone Realty Trust REIT (b)	112	1,480
Piedmont Realty Trust, Inc. REIT	777	5,664
Postal Realty Trust, Inc. Class A REIT	216	3,182
SL Green Realty Corp. REIT	383	23,708
Vornado Realty Trust REIT	982	37,552
		271,476
OIL, GAS & CONSUMABLE FUELS — 1.7%
Antero Midstream Corp.	1,997	37,843
Antero Resources Corp. (a)	1,735	69,886
APA Corp.	2,170	39,689
California Resources Corp.	414	18,907
Calumet, Inc. (a)	419	6,601
Centrus Energy Corp. Class A (a)	86	15,754
Cheniere Energy, Inc.	1,274	310,245
Chevron Corp.	9,322	1,334,817
Chord Energy Corp.	303	29,346
Civitas Resources, Inc.	411	11,311
Clean Energy Fuels Corp. (a)	1,194	2,328
CNX Resources Corp. (a)	896	30,177
Comstock Resources, Inc. (a)	558	15,440
ConocoPhillips	7,246	650,256
Coterra Energy, Inc.	4,293	108,956
Crescent Energy Co. Class A	899	7,731
CVR Energy, Inc.	244	6,551
Delek U.S. Holdings, Inc.	413	8,747
Devon Energy Corp.	3,631	115,502
Diamondback Energy, Inc.	1,066	146,468
Dorian LPG Ltd.	221	5,388
DT Midstream, Inc.	584	64,187

See accompanying notes to financial statements.
20

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
EOG Resources, Inc.	3,123	$373,542
EQT Corp.	3,432	200,154
Excelerate Energy, Inc. Class A	117	3,430
Expand Energy Corp.	1,272	148,748
Exxon Mobil Corp.	24,752	2,668,266
Gevo, Inc. (a) (b)	687	907
Granite Ridge Resources, Inc.	462	2,943
Green Plains, Inc. (a)	422	2,545
Gulfport Energy Corp. (a)	72	14,484
Hallador Energy Co. (a)	233	3,688
Hess Corp.	1,578	218,616
HF Sinclair Corp.	961	39,478
HighPeak Energy, Inc. (b)	205	2,009
International Seaways, Inc.	239	8,719
Kinder Morgan, Inc.	11,111	326,663
Kinetik Holdings, Inc.	233	10,264
Kosmos Energy Ltd. (a)	2,824	4,857
Magnolia Oil & Gas Corp. Class A (b)	1,106	24,863
Marathon Petroleum Corp.	1,760	292,354
Matador Resources Co.	683	32,593
Murphy Oil Corp. (b)	834	18,765
New Fortress Energy, Inc.	660	2,191
NextDecade Corp. (a)	857	7,636
Northern Oil & Gas, Inc. (b)	573	16,245
Occidental Petroleum Corp.	4,047	170,015
ONEOK, Inc.	3,577	291,991
Ovintiv, Inc.	1,449	55,135
Par Pacific Holdings, Inc. (a)	325	8,622
PBF Energy, Inc. Class A	599	12,980
Peabody Energy Corp.	745	9,998
Permian Resources Corp.	3,724	50,721
Phillips 66 Co.	2,327	277,611
Range Resources Corp.	1,434	58,321
REX American Resources Corp. (a)	95	4,627
Riley Exploration Permian, Inc.	22	577
Sable Offshore Corp. (a)	505	11,100
Sitio Royalties Corp. Class A	503	9,245
SM Energy Co.	528	13,047
Summit Midstream Corp. (a)	83	2,036
Talos Energy, Inc. (a)	756	6,411
Targa Resources Corp.	1,242	216,207
Texas Pacific Land Corp.	108	114,090
Uranium Energy Corp. (a)	2,440	16,592
VAALCO Energy, Inc.	659	2,379
Valero Energy Corp.	1,792	240,881
Venture Global, Inc. Class A	480	7,478
Viper Energy, Inc.	842	32,106
Vital Energy, Inc. (a) (b)	152	2,446
Vitesse Energy, Inc.	166	3,667
Williams Cos., Inc.	7,020	440,926
World Kinect Corp.	330	9,356
Core Natural Resources, Inc.	300	20,922
		9,549,577
PAPER & FOREST PRODUCTS — 0.0% *
Clearwater Paper Corp. (a)	120	3,269
Security Description	Shares	Value
Louisiana-Pacific Corp.	369	$31,730
Magnera Corp. (a)	218	2,634
Mercer International, Inc.	482	1,687
Sylvamo Corp.	202	10,120
		49,440
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	738	42,752
Coty, Inc. Class A (a)	2,247	10,449
Edgewell Personal Care Co.	301	7,046
elf Beauty, Inc. (a)	336	41,812
Estee Lauder Cos., Inc. Class A	1,372	110,858
Herbalife Ltd. (a)	633	5,457
Honest Co., Inc. (a)	433	2,204
Interparfums, Inc.	111	14,575
Kenvue, Inc.	10,968	229,560
Nu Skin Enterprises, Inc. Class A	395	3,156
USANA Health Sciences, Inc. (a)	79	2,412
		470,281
PHARMACEUTICALS — 1.6%
Aclaris Therapeutics, Inc. (a)	654	929
Alumis, Inc. (a)	305	915
Amneal Pharmaceuticals, Inc. (a)	907	7,338
Amphastar Pharmaceuticals, Inc. (a)	230	5,281
Amylyx Pharmaceuticals, Inc. (a)	575	3,686
ANI Pharmaceuticals, Inc. (a)	106	6,916
Aquestive Therapeutics, Inc. (a) (b)	622	2,059
Arvinas, Inc. (a)	409	3,010
Atea Pharmaceuticals, Inc. (a)	674	2,426
Avadel Pharmaceuticals PLC (a) (b)	894	7,912
Axsome Therapeutics, Inc. (a)	244	25,471
Bristol-Myers Squibb Co.	11,695	541,361
Cassava Sciences, Inc. (a)	272	492
Collegium Pharmaceutical, Inc. (a)	189	5,589
Corcept Therapeutics, Inc. (a)	553	40,590
CorMedix, Inc. (a)	287	3,536
Edgewise Therapeutics, Inc. (a)	349	4,575
Elanco Animal Health, Inc. (a)	2,932	41,869
Eli Lilly & Co.	4,515	3,519,578
Enliven Therapeutics, Inc. (a) (b)	196	3,932
Esperion Therapeutics, Inc. (a)	1,245	1,226
Eton Pharmaceuticals, Inc. (a)	133	1,895
Evolus, Inc. (a)	365	3,362
EyePoint Pharmaceuticals, Inc. (a)	343	3,228
Harmony Biosciences Holdings, Inc. (a)	226	7,142
Harrow, Inc. (a)	184	5,619
Innoviva, Inc. (a)	325	6,529
Jazz Pharmaceuticals PLC (a)	348	36,930
Johnson & Johnson	13,818	2,110,699
LENZ Therapeutics, Inc. (a) (b)	107	3,136
Ligand Pharmaceuticals, Inc. (a)	110	12,505
Liquidia Corp. (a)	303	3,775
Merck & Co., Inc.	14,408	1,140,537
Mind Medicine MindMed, Inc. (a) (b)	475	3,083
Nektar Therapeutics (a)	107	2,765

See accompanying notes to financial statements.
21

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Neumora Therapeutics, Inc. (a)	526	$386
Nuvation Bio, Inc. (a) (b)	1,158	2,258
Ocular Therapeutix, Inc. (a)	769	7,136
Omeros Corp. (a) (b)	327	981
Organon & Co.	1,479	14,317
Pacira BioSciences, Inc. (a)	297	7,098
Perrigo Co. PLC	822	21,964
Pfizer, Inc.	32,602	790,272
Phathom Pharmaceuticals, Inc. (a) (b)	320	3,069
Phibro Animal Health Corp. Class A	132	3,371
Pliant Therapeutics, Inc. (a)	416	483
Prestige Consumer Healthcare, Inc. (a)	294	23,476
Royalty Pharma PLC Class A	2,067	74,474
SIGA Technologies, Inc.	142	926
Supernus Pharmaceuticals, Inc. (a)	328	10,338
Tarsus Pharmaceuticals, Inc. (a)	212	8,588
Terns Pharmaceuticals, Inc. (a)	508	1,895
Theravance Biopharma, Inc. (a) (b)	302	3,331
Trevi Therapeutics, Inc. (a)	361	1,975
Viatris, Inc.	7,101	63,412
WaVe Life Sciences Ltd. (a)	690	4,485
Xeris Biopharma Holdings, Inc. (a)	997	4,656
Zevra Therapeutics, Inc. (a)	339	2,987
Zoetis, Inc.	2,551	397,828
		9,019,602
PROFESSIONAL SERVICES — 0.5%
Alight, Inc. Class A	2,733	15,469
Amentum Holdings, Inc. (a)	911	21,509
Automatic Data Processing, Inc.	2,336	720,422
Barrett Business Services, Inc.	161	6,712
Booz Allen Hamilton Holding Corp.	718	74,765
Broadridge Financial Solutions, Inc.	671	163,073
CACI International, Inc. Class A (a)	132	62,924
CBIZ, Inc. (a)	301	21,585
Clarivate PLC (a)	2,817	12,113
Concentrix Corp.	279	14,747
Conduent, Inc. (a)	861	2,273
CRA International, Inc.	42	7,870
CSG Systems International, Inc.	169	11,037
Dayforce, Inc. (a)	890	49,297
Dun & Bradstreet Holdings, Inc.	1,906	17,326
Equifax, Inc.	709	183,893
ExlService Holdings, Inc. (a)	963	42,170
Exponent, Inc.	304	22,712
First Advantage Corp. (a) (b)	327	5,431
Franklin Covey Co. (a)	85	1,940
FTI Consulting, Inc. (a)	180	29,070
Genpact Ltd.	908	39,961
Heidrick & Struggles International, Inc.	130	5,949
Huron Consulting Group, Inc. (a)	101	13,892
ICF International, Inc.	115	9,742
Innodata, Inc. (a)	151	7,734
Insperity, Inc.	213	12,806
Security Description	Shares	Value
Jacobs Solutions, Inc.	682	$89,649
KBR, Inc.	681	32,647
Kelly Services, Inc. Class A	223	2,611
Kforce, Inc.	98	4,031
Korn Ferry	316	23,172
Legalzoom.com, Inc. (a)	652	5,809
Leidos Holdings, Inc.	724	114,218
ManpowerGroup, Inc.	285	11,514
Maximus, Inc.	352	24,710
NV5 Global, Inc. (a)	320	7,389
Parsons Corp. (a)	279	20,024
Paychex, Inc.	1,844	268,228
Paycom Software, Inc.	288	66,643
Paylocity Holding Corp. (a)	258	46,747
Planet Labs PBC (a)	1,333	8,131
Resolute Holdings Management, Inc. (a) (b)	15	478
Resources Connection, Inc.	363	1,949
Robert Half, Inc.	572	23,481
Science Applications International Corp.	285	32,094
Spire Global, Inc. (a)	206	2,451
SS&C Technologies Holdings, Inc.	1,260	104,328
TaskUS, Inc. Class A (a)	94	1,575
TransUnion	1,097	96,536
TriNet Group, Inc.	183	13,385
TrueBlue, Inc. (a)	444	2,877
UL Solutions, Inc. Class A	353	25,720
Upwork, Inc. (a)	737	9,905
Verisk Analytics, Inc.	801	249,512
Verra Mobility Corp. (a)	976	24,781
Willdan Group, Inc. (a)	80	5,001
		2,896,018
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	726	2,628
CBRE Group, Inc. Class A (a)	1,686	236,242
Compass, Inc. Class A (a)	2,470	15,512
CoStar Group, Inc. (a)	2,424	194,890
Cushman & Wakefield PLC (a)	1,370	15,166
eXp World Holdings, Inc. (b)	506	4,605
Forestar Group, Inc. (a)	124	2,480
FRP Holdings, Inc. (a)	115	3,092
Howard Hughes Holdings, Inc. (a)	184	12,420
Jones Lang LaSalle, Inc. (a)	265	67,782
Kennedy-Wilson Holdings, Inc.	815	5,542
Marcus & Millichap, Inc.	184	5,651
Newmark Group, Inc. Class A	809	9,829
Opendoor Technologies, Inc. (a)	3,757	2,002
Redfin Corp. (a)	1	11
RMR Group, Inc. Class A	137	2,240
Seaport Entertainment Group, Inc. (a)	6	112
St. Joe Co.	238	11,353
Tejon Ranch Co. (a)	121	2,052
Zillow Group, Inc. Class A (a)	419	28,697

See accompanying notes to financial statements.
22

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Zillow Group, Inc. Class C (a)	841	$58,912
		681,218
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	1,867	67,343
Apartment Investment & Management Co. Class A REIT	661	5,718
AvalonBay Communities, Inc. REIT	812	165,242
BRT Apartments Corp. REIT	152	2,377
Camden Property Trust REIT	626	70,544
Centerspace REIT	96	5,778
Elme Communities REIT	552	8,777
Equity LifeStyle Properties, Inc. REIT	1,089	67,159
Equity Residential REIT	1,979	133,563
Essex Property Trust, Inc. REIT	368	104,291
Independence Realty Trust, Inc. REIT (b)	1,318	23,315
Invitation Homes, Inc. REIT	3,270	107,256
Mid-America Apartment Communities, Inc. REIT	675	99,907
NexPoint Residential Trust, Inc. REIT	132	4,398
Sun Communities, Inc. REIT	700	88,543
UDR, Inc. REIT	1,689	68,962
UMH Properties, Inc. REIT	392	6,582
Veris Residential, Inc. REIT	558	8,308
		1,038,063
RETAIL REITs — 0.2%
Acadia Realty Trust REIT	633	11,755
Agree Realty Corp. REIT (b)	663	48,439
Alexander's, Inc. REIT	15	3,380
Brixmor Property Group, Inc. REIT	1,854	48,278
CBL & Associates Properties, Inc. REIT	100	2,539
Curbline Properties Corp. REIT	558	12,739
Federal Realty Investment Trust REIT	430	40,846
Getty Realty Corp. REIT	320	8,845
InvenTrust Properties Corp. REIT	459	12,576
Kimco Realty Corp. REIT	3,851	80,948
Kite Realty Group Trust REIT	1,279	28,969
Macerich Co. REIT	1,458	23,590
NETSTREIT Corp.	434	7,347
NNN REIT, Inc.	1,089	47,023
Phillips Edison & Co., Inc. REIT	721	25,257
Realty Income Corp. REIT	5,111	294,445
Regency Centers Corp. REIT	903	64,321
Saul Centers, Inc. REIT	130	4,438
Simon Property Group, Inc. REIT	1,758	282,616
Tanger, Inc. REIT	645	19,724
Urban Edge Properties REIT	709	13,230
Whitestone REIT	289	3,607
		1,084,912
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.9%
ACM Research, Inc. Class A (a)	289	$7,485
Advanced Micro Devices, Inc. (a)	9,298	1,319,386
Aehr Test Systems (a) (b)	148	1,914
Allegro MicroSystems, Inc. (a)	762	26,053
Alpha & Omega Semiconductor Ltd. (a)	147	3,772
Ambarella, Inc. (a)	233	15,393
Amkor Technology, Inc.	677	14,210
Analog Devices, Inc.	2,844	676,929
Applied Materials, Inc.	4,656	852,374
Astera Labs, Inc. (a)	122	11,031
Axcelis Technologies, Inc. (a)	192	13,380
Broadcom, Inc.	26,987	7,438,967
CEVA, Inc. (a)	146	3,209
Cirrus Logic, Inc. (a)	315	32,840
Cohu, Inc. (a)	306	5,887
Credo Technology Group Holding Ltd. (a)	843	78,053
Diodes, Inc. (a)	281	14,862
Enphase Energy, Inc. (a)	804	31,879
Entegris, Inc.	853	68,794
First Solar, Inc. (a)	602	99,655
FormFactor, Inc. (a)	455	15,657
Ichor Holdings Ltd. (a)	208	4,085
Impinj, Inc. (a)	135	14,994
indie Semiconductor, Inc. Class A (a) (b)	1,011	3,599
Intel Corp.	25,035	560,784
KLA Corp.	757	678,075
Kulicke & Soffa Industries, Inc.	332	11,487
Lam Research Corp.	7,323	712,821
Lattice Semiconductor Corp. (a)	817	40,025
MACOM Technology Solutions Holdings, Inc. (a)	344	49,292
Marvell Technology, Inc.	4,954	383,440
MaxLinear, Inc. (a)	466	6,622
Microchip Technology, Inc.	3,077	216,529
Micron Technology, Inc.	6,409	789,909
MKS, Inc.	397	39,446
Monolithic Power Systems, Inc.	273	199,667
Navitas Semiconductor Corp. (a)	811	5,312
NVE Corp.	40	2,944
NVIDIA Corp.	139,964	22,112,912
NXP Semiconductors NV	1,445	315,718
ON Semiconductor Corp. (a)	2,387	125,103
Onto Innovation, Inc. (a)	293	29,572
PDF Solutions, Inc. (a)	198	4,233
Penguin Solutions, Inc. (a)	314	6,220
Photronics, Inc. (a)	362	6,816
Power Integrations, Inc.	343	19,174
Qorvo, Inc. (a)	559	47,465
QUALCOMM, Inc.	6,288	1,001,427
Rambus, Inc. (a)	637	40,781
Rigetti Computing, Inc. (a)	1,570	18,620

See accompanying notes to financial statements.
23

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Semtech Corp. (a)	535	$24,150
Silicon Laboratories, Inc. (a)	194	28,588
SiTime Corp. (a)	111	23,652
Skyworks Solutions, Inc.	841	62,671
SolarEdge Technologies, Inc. (a)	434	8,854
Synaptics, Inc. (a)	235	15,233
Teradyne, Inc.	892	80,209
Texas Instruments, Inc.	5,215	1,082,738
Ultra Clean Holdings, Inc. (a)	263	5,936
Universal Display Corp.	260	40,160
Veeco Instruments, Inc. (a)	334	6,787
		39,557,780
SOFTWARE — 6.7%
8x8, Inc. (a)	1,115	2,185
A10 Networks, Inc.	456	8,824
ACI Worldwide, Inc. (a)	624	28,648
Adeia, Inc.	662	9,361
Adobe, Inc. (a)	2,441	944,374
Agilysys, Inc. (a)	133	15,247
Alarm.com Holdings, Inc. (a)	295	16,688
Alkami Technology, Inc. (a)	398	11,996
Amplitude, Inc. Class A (a)	490	6,076
ANSYS, Inc. (a)	497	174,556
Appfolio, Inc. Class A (a)	136	31,318
Appian Corp. Class A (a)	250	7,465
AppLovin Corp. Class A (a)	1,271	444,952
Asana, Inc. Class A (a)	528	7,128
Atlassian Corp. Class A (a)	946	192,123
Aurora Innovation, Inc. (a)	6,482	33,966
Autodesk, Inc. (a)	1,221	377,985
AvePoint, Inc. (a)	632	12,204
Bentley Systems, Inc. Class B	916	49,436
Bill Holdings, Inc. (a)	556	25,721
Blackbaud, Inc. (a)	239	15,346
BlackLine, Inc. (a)	300	16,986
Blend Labs, Inc. Class A (a)	1,208	3,986
Box, Inc. Class A (a)	853	29,147
Braze, Inc. Class A (a)	361	10,144
C3.ai, Inc. Class A (a)	652	16,020
Cadence Design Systems, Inc. (a)	1,564	481,947
CCC Intelligent Solutions Holdings, Inc. (a)	2,950	27,759
Cerence, Inc. (a)	270	2,757
Cipher Mining, Inc. (a) (b)	1,124	5,373
Circle Internet Group, Inc. (a) (b)	202	36,621
Cleanspark, Inc. (a) (b)	1,409	15,541
Clear Secure, Inc. Class A	551	15,296
Clearwater Analytics Holdings, Inc. Class A (a)	1,351	29,627
Commvault Systems, Inc. (a)	259	45,151
Confluent, Inc. Class A (a)	1,741	43,403
Consensus Cloud Solutions, Inc. (a)	128	2,952
Core Scientific, Inc. (a)	1,636	27,926
Crowdstrike Holdings, Inc. Class A (a)	1,428	727,295
Daily Journal Corp. (a)	6	2,533
Security Description	Shares	Value
Datadog, Inc. Class A (a)	1,823	$244,884
Digimarc Corp. (a) (b)	103	1,361
Digital Turbine, Inc. (a)	853	5,033
Docusign, Inc. (a)	1,150	89,573
Dolby Laboratories, Inc. Class A	358	26,585
Domo, Inc. Class B (a)	342	4,778
Dropbox, Inc. Class A (a)	1,128	32,261
D-Wave Quantum, Inc. (a)	1,669	24,434
Dynatrace, Inc. (a)	1,693	93,470
E2open Parent Holdings, Inc. (a)	1,507	4,868
Elastic NV (a)	507	42,755
Fair Isaac Corp. (a)	140	255,914
Five9, Inc. (a)	450	11,916
Fortinet, Inc. (a)	3,639	384,715
Freshworks, Inc. Class A (a)	1,089	16,237
Gen Digital, Inc.	3,063	90,052
Gitlab, Inc. Class A (a) (b)	778	35,096
Guidewire Software, Inc. (a)	481	113,251
HubSpot, Inc. (a)	301	167,546
Hut 8 Corp. (a)	533	9,914
I3 Verticals, Inc. Class A (a) (b)	153	4,204
Informatica, Inc. Class A (a)	499	12,151
Intapp, Inc. (a)	294	15,176
InterDigital, Inc.	149	33,410
Intuit, Inc.	1,604	1,263,358
Jamf Holding Corp. (a)	402	3,823
Klaviyo, Inc. Class A (a)	617	20,719
LiveRamp Holdings, Inc. (a)	402	13,282
Manhattan Associates, Inc. (a)	332	65,560
MARA Holdings, Inc. (a)	2,160	33,869
Meridianlink, Inc. (a)	185	3,003
Microsoft Corp.	42,657	21,218,018
MicroStrategy, Inc. Class A (a)	1,457	588,963
Mitek Systems, Inc. (a)	345	3,415
N-able, Inc. (a)	477	3,864
nCino, Inc. (a)	546	15,272
NCR Voyix Corp. (a)	908	10,651
NextNav, Inc. (a)	403	6,126
Nutanix, Inc. Class A (a)	1,413	108,010
Olo, Inc. Class A (a)	714	6,355
ON24, Inc. (a)	472	2,563
OneSpan, Inc.	214	3,572
Onestream, Inc. (a)	531	15,027
Ooma, Inc. (a)	220	2,838
Oracle Corp.	9,335	2,040,911
PagerDuty, Inc. (a)	587	8,969
Palantir Technologies, Inc. Class A (a)	12,208	1,664,195
Palo Alto Networks, Inc. (a)	3,794	776,404
Pegasystems, Inc.	534	28,905
Porch Group, Inc. (a)	568	6,697
Procore Technologies, Inc. (a)	627	42,899
Progress Software Corp.	255	16,279
PROS Holdings, Inc. (a)	276	4,322
PTC, Inc. (a)	672	115,812
Q2 Holdings, Inc. (a)	356	33,318

See accompanying notes to financial statements.
24

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Qualys, Inc. (a)	218	$31,146
Rapid7, Inc. (a)	377	8,720
Red Violet, Inc.	85	4,182
ReposiTrak, Inc. (b)	130	2,554
RingCentral, Inc. Class A (a)	489	13,863
Riot Platforms, Inc. (a)	1,701	19,221
Roper Technologies, Inc.	614	348,040
Rubrik, Inc. Class A (a)	710	63,609
SailPoint, Inc. (a)	410	9,373
Salesforce, Inc.	5,503	1,500,613
Samsara, Inc. Class A (a)	1,604	63,807
SEMrush Holdings, Inc. Class A (a)	213	1,928
SentinelOne, Inc. Class A (a)	1,702	31,113
ServiceNow, Inc. (a)	1,187	1,220,331
ServiceTitan, Inc. Class A (a)	78	8,360
SoundHound AI, Inc. Class A (a) (b)	1,960	21,031
Sprinklr, Inc. Class A (a)	752	6,362
Sprout Social, Inc. Class A (a)	306	6,398
SPS Commerce, Inc. (a)	219	29,804
Synopsys, Inc. (a)	885	453,722
Tenable Holdings, Inc. (a)	711	24,018
Teradata Corp. (a)	566	12,627
Terawulf, Inc. (a) (b)	1,731	7,582
Tyler Technologies, Inc. (a)	247	146,431
UiPath, Inc. Class A (a)	2,439	31,219
Unity Software, Inc. (a)	1,728	41,818
Varonis Systems, Inc. (a)	665	33,749
Verint Systems, Inc. (a)	361	7,101
Veritone, Inc. (a) (b)	118	149
Vertex, Inc. Class A (a)	309	10,918
Viant Technology, Inc. Class A (a) (b)	61	807
Weave Communications, Inc. (a)	259	2,155
Workday, Inc. Class A (a)	1,241	297,840
Workiva, Inc. (a)	309	21,151
Xperi, Inc. (a)	355	2,808
Yext, Inc. (a)	684	5,814
Zeta Global Holdings Corp. Class A (a)	1,197	18,542
Zoom Communications, Inc. (a)	1,494	116,502
Zscaler, Inc. (a)	548	172,039
		38,600,093
SPECIALIZED REITs — 0.5%
American Tower Corp. REIT	2,698	596,312
Crown Castle, Inc. REIT	2,548	261,756
CubeSmart REIT	1,328	56,440
Digital Realty Trust, Inc. REIT	1,820	317,281
EPR Properties REIT	439	25,576
Equinix, Inc. REIT	561	446,259
Extra Space Storage, Inc. REIT	1,219	179,729
Farmland Partners, Inc. REIT (b)	289	3,326
Four Corners Property Trust, Inc. REIT	546	14,693
Gaming & Leisure Properties, Inc. REIT	1,476	68,900
Gladstone Land Corp. REIT	251	2,553
Security Description	Shares	Value
Iron Mountain, Inc. REIT	1,692	$173,548
Lamar Advertising Co. Class A REIT	479	58,131
Millrose Properties, Inc. REIT	725	20,670
National Storage Affiliates Trust REIT	411	13,148
Outfront Media, Inc. REIT (b)	772	12,599
PotlatchDeltic Corp. REIT	439	16,844
Public Storage REIT	910	267,012
Rayonier, Inc. REIT	864	19,164
Safehold, Inc. REIT	281	4,372
SBA Communications Corp. REIT	621	145,836
Uniti Group, Inc. REIT (a)	1,497	6,467
VICI Properties, Inc. REIT	5,955	194,133
Weyerhaeuser Co. REIT	4,171	107,153
		3,011,902
SPECIALTY RETAIL — 1.1%
Abercrombie & Fitch Co. Class A (a)	303	25,104
Academy Sports & Outdoors, Inc.	425	19,044
Advance Auto Parts, Inc. (b)	356	16,550
American Eagle Outfitters, Inc.	1,052	10,120
America's Car-Mart, Inc. (a)	72	4,035
Arhaus, Inc. (a)	335	2,905
Arko Corp. (b)	510	2,157
Asbury Automotive Group, Inc. (a)	118	28,148
AutoNation, Inc. (a)	128	25,427
AutoZone, Inc. (a)	96	356,374
Bath & Body Works, Inc.	1,268	37,989
Best Buy Co., Inc.	1,137	76,327
Beyond, Inc. (a)	487	3,351
Boot Barn Holdings, Inc. (a)	180	27,360
Buckle, Inc.	178	8,072
Build-A-Bear Workshop, Inc.	82	4,228
Burlington Stores, Inc. (a)	356	82,820
Caleres, Inc. (b)	205	2,505
Camping World Holdings, Inc. Class A	362	6,223
CarMax, Inc. (a)	898	60,355
Carvana Co. (a)	712	239,916
Chewy, Inc. Class A (a)	1,028	43,813
Dick's Sporting Goods, Inc.	319	63,101
EVgo, Inc. (a)	786	2,869
Five Below, Inc. (a)	328	43,027
Floor & Decor Holdings, Inc. Class A (a)	637	48,387
Foot Locker, Inc. (a)	491	12,030
GameStop Corp. Class A (a)	2,281	55,634
Gap, Inc.	1,309	28,549
Genesco, Inc. (a)	102	2,008
Group 1 Automotive, Inc.	78	34,063
Guess?, Inc. (b)	181	2,188
Haverty Furniture Cos., Inc. Class A	163	3,255
Home Depot, Inc.	5,697	2,088,748
Leslie's, Inc. (a)	1,170	491
Lithia Motors, Inc.	144	48,646
Lowe's Cos., Inc.	3,199	709,762
MarineMax, Inc. (a)	149	3,746

See accompanying notes to financial statements.
25

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
Monro, Inc.	186	$2,773
Murphy USA, Inc.	107	43,528
National Vision Holdings, Inc. (a)	506	11,643
ODP Corp. (a)	203	3,680
OneWater Marine, Inc. Class A (a) (b)	156	2,089
O'Reilly Automotive, Inc. (a)	4,904	441,998
Penske Automotive Group, Inc.	115	19,758
Petco Health & Wellness Co., Inc. (a)	739	2,091
RealReal, Inc. (a) (b)	510	2,443
Revolve Group, Inc. (a)	227	4,551
RH (a)	88	16,633
Ross Stores, Inc.	1,873	238,957
Sally Beauty Holdings, Inc. (a)	605	5,602
Shoe Carnival, Inc. (b)	109	2,039
Signet Jewelers Ltd.	263	20,922
Sleep Number Corp. (a) (b)	123	831
Sonic Automotive, Inc. Class A	90	7,194
Stitch Fix, Inc. Class A (a)	792	2,930
ThredUp, Inc. Class A (a)	640	4,794
TJX Cos., Inc.	6,386	788,607
Tractor Supply Co.	3,018	159,260
Ulta Beauty, Inc. (a)	255	119,294
Upbound Group, Inc.	286	7,179
Urban Outfitters, Inc. (a)	337	24,446
Valvoline, Inc. (a)	766	29,008
Victoria's Secret & Co. (a)	467	8,649
Warby Parker, Inc. Class A (a)	534	11,711
Wayfair, Inc. Class A (a)	576	29,457
Williams-Sonoma, Inc.	698	114,032
Winmark Corp.	18	6,797
Zumiez, Inc. (a)	140	1,856
		6,364,079
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	85,722	17,587,583
CompoSecure, Inc. Class A (a)	196	2,762
Corsair Gaming, Inc. (a)	455	4,291
Dell Technologies, Inc. Class C	1,710	209,646
Diebold Nixdorf, Inc. (a)	230	12,742
Eastman Kodak Co. (a) (b)	570	3,220
Hewlett Packard Enterprise Co.	7,495	153,273
HP, Inc.	5,367	131,277
Immersion Corp.	128	1,009
IonQ, Inc. (a)	1,260	54,142
NetApp, Inc.	1,145	122,000
Pure Storage, Inc. Class A (a)	1,825	105,083
Quantum Computing, Inc. (a) (b)	760	14,569
Quantum Corp. (a)	33	329
Sandisk Corp. (a)	833	37,777
Seagate Technology Holdings PLC	1,207	174,206
Super Micro Computer, Inc. (a)	2,931	143,648
Turtle Beach Corp. (a) (b)	82	1,134
Western Digital Corp.	2,033	130,092
Security Description	Shares	Value
Xerox Holdings Corp. (b)	753	$3,968
		18,892,751
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	709	12,549
Carter's, Inc.	212	6,388
Columbia Sportswear Co.	202	12,338
Crocs, Inc. (a)	331	33,524
Deckers Outdoor Corp. (a)	854	88,022
Figs, Inc. Class A (a)	984	5,550
G-III Apparel Group Ltd. (a)	230	5,152
Hanesbrands, Inc. (a)	2,112	9,673
Kontoor Brands, Inc.	297	19,593
Levi Strauss & Co. Class A	613	11,334
Lululemon Athletica, Inc. (a)	630	149,675
NIKE, Inc. Class B	6,742	478,952
Oxford Industries, Inc.	86	3,461
PVH Corp.	263	18,042
Ralph Lauren Corp.	236	64,730
Skechers USA, Inc. Class A (a)	756	47,704
Steven Madden Ltd.	428	10,263
Tapestry, Inc.	1,177	103,352
Under Armour, Inc. Class A (a)	1,052	7,185
Under Armour, Inc. Class C (a)	842	5,465
VF Corp.	1,981	23,277
Wolverine World Wide, Inc.	479	8,660
		1,124,889
TOBACCO — 0.4%
Altria Group, Inc.	9,665	566,659
Philip Morris International, Inc.	8,950	1,630,063
Turning Point Brands, Inc.	109	8,259
Universal Corp.	141	8,212
		2,213,193
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Air Lease Corp.	607	35,503
Applied Industrial Technologies, Inc.	217	50,442
BlueLinx Holdings, Inc. (a)	53	3,942
Boise Cascade Co.	230	19,969
Core & Main, Inc. Class A (a)	1,055	63,669
Custom Truck One Source, Inc. (a) (b)	593	2,929
Distribution Solutions Group, Inc. (a)	79	2,170
DNOW, Inc. (a)	635	9,417
DXP Enterprises, Inc. (a)	78	6,837
Fastenal Co.	6,578	276,276
Ferguson Enterprises, Inc.	1,137	247,582
FTAI Aviation Ltd.	607	69,829
GATX Corp.	213	32,708
Global Industrial Co.	110	2,971
GMS, Inc. (a)	232	25,230
Herc Holdings, Inc.	191	25,153
Hudson Technologies, Inc. (a)	521	4,231
McGrath RentCorp	145	16,814
MRC Global, Inc. (a)	510	6,992

See accompanying notes to financial statements.
26

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	263	$22,360
NPK International, Inc. (a)	591	5,029
QXO, Inc. (a)	2,240	48,250
Rush Enterprises, Inc. Class A	407	20,965
SiteOne Landscape Supply, Inc. (a)	269	32,533
Titan Machinery, Inc. (a)	214	4,239
Transcat, Inc. (a)	56	4,814
United Rentals, Inc.	370	278,758
Watsco, Inc.	201	88,766
WESCO International, Inc.	251	46,485
Willis Lease Finance Corp.	18	2,570
WW Grainger, Inc.	250	260,060
Xometry, Inc. Class A (a)	265	8,954
		1,726,447
WATER UTILITIES — 0.0% *
American States Water Co.	223	17,095
American Water Works Co., Inc.	1,122	156,081
Artesian Resources Corp. Class A	87	2,920
Cadiz, Inc. (a) (b)	636	1,902
California Water Service Group	301	13,689
Consolidated Water Co. Ltd.	115	3,452
Essential Utilities, Inc.	1,440	53,482
H2O America	187	9,718
Middlesex Water Co.	116	6,285
Pure Cycle Corp. (a)	226	2,423
York Water Co.	96	3,034
		270,081
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	380	5,579
Spok Holdings, Inc.	65	1,149
Telephone & Data Systems, Inc.	584	20,779
T-Mobile U.S., Inc.	2,735	651,641
U.S. Cellular Corp. (a)	87	5,565
		684,713
TOTAL COMMON STOCKS (Cost $324,555,503)		343,219,970
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 39.7%
State Street Aggregate Bond Index Portfolio (e) (Cost $225,896,680)	2,548,423	227,956,449
Security Description	Shares	Value
RIGHTS — 0.0% *
BIOTECHNOLOGY — 0.0% *
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (Cost $25)	36	$25
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.31% (f) (g)	3,344,100	3,344,100
State Street Navigator Securities Lending Portfolio II (d) (h)	1,389,056	1,389,056
TOTAL SHORT-TERM INVESTMENTS (Cost $4,733,156)		4,733,156
TOTAL INVESTMENTS — 100.2% (Cost $555,185,364)		575,909,600
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(935,072)
NET ASSETS — 100.0%		$574,974,528
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2025.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2025.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
27

STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

At June 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	1	09/19/2025	$107,900	$109,585	$1,685
E-mini S&P 500 Index (long)	8	09/19/2025	2,429,096	2,501,500	72,404
					$74,089

During the period ended June 30, 2025, the average notional value related to futures contracts was $1,755,114.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$343,214,717	$5,253	$—	$343,219,970
Mutual Funds and Exchange Traded Products	227,956,449	—	—	227,956,449
Rights	—	25	—	25
Short-Term Investments	4,733,156	—	—	4,733,156
TOTAL INVESTMENTS	$575,904,322	$5,278	$—	$575,909,600
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$74,089	$—	$—	$74,089
TOTAL OTHER FINANCIAL INSTRUMENTS:	$74,089	$—	$—	$74,089

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/25	Value at 6/30/25	Dividend Income
State Street Aggregate Bond Index Portfolio	2,576,781	$225,287,932	$22,130,170	$24,545,500	$(240,103)	$5,323,950	2,548,423	$227,956,449	$—
State Street Corp.	1,705	167,346	8,153	17,045	2,411	12,576	1,631	173,441	2,592
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,715,446	1,715,446	35,040,250	33,411,596	—	—	3,344,100	3,344,100	51,894
State Street Navigator Securities Lending Portfolio II	1,383,606	1,383,606	18,717,482	18,712,032	—	—	1,389,056	1,389,056	8,327
Total		$228,554,330	$75,896,055	$76,686,173	$(237,692)	$5,336,526		$232,863,046	$62,813
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL  INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$343,046,554
Investments in affiliated issuers, at value	232,863,046
Total Investments	575,909,600
Net cash at broker	135,729
Cash	290
Receivable from broker — accumulated variation margin on futures contracts	74,112
Receivable for investments sold	11,842,870
Receivable for fund shares sold	199,977
Dividends receivable — unaffiliated issuers	190,018
Dividends receivable — affiliated issuers	10,884
Securities lending income receivable — unaffiliated issuers	192
Securities lending income receivable — affiliated issuers	2,414
Receivable from Adviser	46,839
TOTAL ASSETS	588,412,925
LIABILITIES
Payable upon return of securities loaned	1,389,056
Payable for investments purchased	11,727,623
Payable for fund shares repurchased	191,812
Advisory fee payable	23,204
Custodian fees payable	22,723
Administration fees payable	23,205
Trustees’ fees and expenses payable	541
Transfer agent fees payable	2,707
Registration and filing fees payable	7,178
Professional fees payable	34,606
Printing and postage fees payable	15,742
TOTAL LIABILITIES	13,438,397
NET ASSETS	$574,974,528
NET ASSETS CONSIST OF:
Paid-in capital	$544,744,946
Total distributable earnings (loss)	30,229,582
NET ASSETS	$574,974,528
Class K
Net Assets	$574,974,528
Shares Outstanding	42,680,437
Net asset value, offering and redemption price per share	$13.47
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$324,403,488
Investments in affiliated issuers	230,781,876
Total cost of investments	$555,185,364
* Includes investments in securities on loan, at value	$1,884,752
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,898
Dividend income — unaffiliated issuers	5,829,008
Dividend income — affiliated issuers	54,486
Unaffiliated securities lending income	2,065
Affiliated securities lending income	8,327
Foreign taxes withheld	(663)
TOTAL INVESTMENT INCOME (LOSS)	5,895,121
EXPENSES
Advisory fee	137,879
Administration fees	137,879
Custodian fees	22,918
Trustees’ fees and expenses	11,332
Transfer agent fees	16,013
Registration and filing fees	71,817
Professional fees and expenses	6,928
Printing and postage fees	2,878
Insurance expense	33
Miscellaneous expenses	2,168
TOTAL EXPENSES	409,845
Expenses waived/reimbursed by the Adviser	(283,823)
NET EXPENSES	126,022
NET INVESTMENT INCOME (LOSS)	$5,769,099
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	586,705
Investments — affiliated issuers	(237,692)
Futures contracts	(28,302)
Net realized gain (loss)	320,711
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	16,671,448
Investments — affiliated issuers	5,336,526
Futures contracts	125,986
Net change in unrealized appreciation/depreciation	22,133,960
NET REALIZED AND UNREALIZED GAIN (LOSS)	22,454,671
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$28,223,770
See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,769,099	$2,922,094
Net realized gain (loss)	320,711	3,475,119
Net change in unrealized appreciation/depreciation	22,133,960	(3,872,134)
Net increase (decrease) in net assets resulting from operations	28,223,770	2,525,079
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(3,125,525)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	34,725,180	574,677,591
Reinvestment of distributions	—	3,125,525
Cost of shares redeemed	(47,851,611)	(39,931,738)
Net increase (decrease) in net assets from beneficial interest transactions	(13,126,431)	537,871,378
Net increase (decrease) in net assets during the period	15,097,339	537,270,932
Net assets at beginning of period	559,877,189	22,606,257
NET ASSETS AT END OF PERIOD	$574,974,528	$559,877,189
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	2,705,442	44,540,258
Reinvestment of distributions	—	242,101
Shares redeemed	(3,727,612)	(3,079,752)
Net increase (decrease) from share transactions	(1,022,170)	41,702,607
See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	For the Period 10/30/23*- 12/31/23
Net asset value, beginning of period	$12.81	$11.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.36	0.06
Net realized and unrealized gain (loss)	0.53	1.23	1.30
Total from investment operations	0.66	1.59	1.36
Distributions to shareholders from:
Net investment income	—	(0.07)	(0.06)
Net realized gains	—	(0.01)	—
Total distributions	—	(0.08)	(0.06)
Net asset value, end of period	$13.47	$12.81	$11.30
Total return (b)	5.15%	13.99%	13.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$574,975	$559,877	$22,606
Ratios to Average Net Assets:
Total expenses	0.15%(c)	0.29%	1.12%(c)
Net expenses	0.05%(c)	0.04%	0.04%(c)
Net investment income (loss)	2.09%(c)	2.83%	3.22%(c)
Portfolio turnover rate	7%(d)	14%	2%(d)
*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Balanced Index Fund	Class K	October 30, 2023	Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2025 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2025, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$74,112	$—	$74,112
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(28,302)	$—	$(28,302)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$125,986	$—	$125,986
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated, through April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.05% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with the approval of the Board. For the period ended June 30, 2025, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $271,965.
In addition, the Adviser has agreed to waive up to the portion of the management fee and/or expenses attributable to the Fund’s acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Fund’s Board. For the period ended June 30, 2025, fees waived and expenses reimbursed by the Adviser, pursuant to the agreement, were $11,858.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Fund. SSGA FM and the Fund each pay a portion of the fee to State Street for performing such services.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street Corporation ("State Street"), an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2025, are disclosed in the Schedule of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of June 30, 2025, the Fund had one affiliated account representing 100% of the Fund's total outstanding shares.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

6.    Trustees’ Fees
The fees and expenses of the Trustees who are not "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2025 were as follows:
	Purchases	Sales
State Street Balanced Index Fund	$40,077,615	$49,718,184
8.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Balanced Index Fund	$555,322,604	$36,873,685	$16,212,600	$20,661,085
9.    Securities Lending
The Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The market value of securities on loan as of June 30, 2025, and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Balanced Index Fund	$ 1,884,752	$ 1,389,056	$ 529,337	$ 1,918,393
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2025:
		Remaining Contractual Maturity of the Agreements as of June 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Balanced Index Fund	Common Stocks	$1,389,056	$—	$—	$—	$1,389,056	$1,389,056
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Interest Rate Risk
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

Trustee Considerations in Approving Continuation of Investment Advisory Agreement1
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Balanced Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-year period ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
_______________________________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year.  However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their o approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Balanced Index Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-year period. The Board took into account the Fund’s relatively limited performance history.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Balanced Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
44

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Federal Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$55,895,183
Receivable for fund shares sold	540,280
Receivable from Adviser	1,869
TOTAL ASSETS	56,437,332
LIABILITIES
Payable for fund shares repurchased	119,797
Administration fees payable	6,043
Shareholder servicing fee payable	26,045
Distribution payable	304
Accrued expenses and other liabilities	569
TOTAL LIABILITIES	152,758
NET ASSETS	$56,284,574
NET ASSETS CONSIST OF:
Paid-in capital	$56,284,545
Total distributable earnings (loss)	29
NET ASSETS	$56,284,574
Advantage Class
Net Assets	$56,284,574
Shares Outstanding	56,284,545
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

For the Period 1/6/25*- 6/30/25 (Unaudited)
INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$561,249
Expenses allocated from affiliated Portfolio	(7,456)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	553,793
EXPENSES
Administration fees
Advantage Class	18,122
Shareholder servicing fees
Advantage Class	32,360
Trustees’ fees and expenses	5,820
TOTAL EXPENSES	56,302
Expenses waived/reimbursed by the Adviser	(13,272)
NET EXPENSES	43,030
NET INVESTMENT INCOME (LOSS)	$510,763
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	29
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$510,792

*	For the period January 6, 2025 (commencement of operations) through June 30, 2025.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the Period 1/6/25*- 6/30/25 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$510,763
Net realized gain (loss)	29
Net increase (decrease) in net assets resulting from operations	510,792
DISTRIBUTIONS TO SHAREHOLDERS:
Advantage Class	(510,763)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Advantage Class
Shares sold	72,001,289
Reinvestment of distributions	508,872
Shares redeemed	(16,225,616)
Net increase (decrease) in net assets from beneficial interest transactions	56,284,545
Net increase (decrease) in net assets during the period	56,284,574
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$56,284,574
SHARES OF BENEFICIAL INTEREST:
Advantage Class
Shares sold	72,001,289
Reinvestment of distributions	508,872
Shares redeemed	(16,225,616)
Net increase (decrease) from share transactions	56,284,545

*	Commencement of operations.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Advantage Class (a)
For the Period 1/6/25*- 6/30/25 (Unaudited)
Net asset value, beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0188
Net realized gain (loss)	0.0003
Total from investment operations	0.0191
Distributions to shareholders from:
Net investment income	(0.0191)
Total distributions	(0.0191)
Net asset value, end of period	$1.0000
Total return (b)	1.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$56,285
Ratios to Average Net Assets:
Total expenses	0.49%(c)
Net expenses	0.39%(c)
Net investment income (loss)	3.82%(c)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Federal Treasury Money Market Fund	Advantage Class	January 06, 2025	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (0.45% at June 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2025, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Administrator, Sub-Administrator and Custodian
The Adviser serves as administrator of the Fund. The Fund operates under what is essentially an all-in fee structure where the Fund will pay the Adviser a unitary operations and administration fee (the “Operations and Administration Fee”) at an annual rate 0.14% of average daily net assets. The Adviser, in turn, provides or procures operational, fund administration and other administrative services for the Fund and its shareholders. The Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (including those costs incurred indirectly through such Fund’s investment in its corresponding master portfolio). The Fund bears other expenses that are not covered under the investment advisory fee or Operations and Administration Fee, such as 0.25% under the Shareholder Service and Administration Plan; organizational expenses; costs of borrowing money, including interest expense; investment advisory fees; extraordinary expenses (such as litigation and indemnification expenses); expenses incurred in preparing, printing, and mailing proxy statements and related materials (each a “Proxy”) to shareholders of a Fund; associated expenses of conducting meetings of a Fund’s shareholders in conjunction to a Proxy; and fees and expenses of the trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Trust
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

and their counsel. Pursuant to the Operations and Administration Fee structure, the Adviser is responsible for bearing the costs of services provided by financial intermediaries, such as recordkeeping, sub-transfer agency, sub-accounting and other services to the extent these costs exceed 0.25% borne by the Fund under the Shareholder Service and Administration Plan discussed below. Any portion of such expenses may also be borne by the Adviser or its affiliates and out of its or their profits.
During the period ended June 30, 2025, SSGA FM voluntarily waived fees and reduced expenses in the amount of $13,272.
State Street serves as the sub- administrator and custodian for the Fund for a fee that is paid from the Operations and Administration Fee.
Pursuant to a Shareholder Service and Administration Plan adopted by the Board, the Fund may enter into agreements with intermediaries that require them to provide services to their customers who beneficially own Advantage Class shares of the Fund. The shareholder service and administration fee rate borne by the Advantage Class shares is an annual rate of up to 0.25%.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met in person on May 8-9, 2024, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each of State Street Federal Government Money Market Fund, State Street Federal Treasury Plus Money Market Fund and State Street Federal Treasury Money Market Fund (each, a “New Fund” and collectively, the “New Funds”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees reviewed the proposed Advisory Agreement with respect to the New Funds in a private session with Independent Counsel at which no representatives of management were present. The Independent Trustees also took into account information regarding the Adviser and other service providers of the New Funds at meetings of the Board and its committees held throughout the year. At the April 3, 2024 and May 8-9, 2024 Board meetings, the Independent Trustees also considered the renewal of the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). The Independent Trustees considered, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
•	Information provided by the Adviser with respect to the proposed investment strategies for the New Funds.
•	The Adviser’s significant experience in managing money market portfolios, including that each New Fund will operate as a feeder fund that invests in an existing money market master fund currently managed by the Adviser.
•	A report prepared by an independent third-party provider of investment company data, which included:
o A comparison of each New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”); and
o A comparison of each New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of the Expense Group and Expense Universe; and
•	Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Adviser to the New Funds, as well as services provided to the Other Funds, including its investment strategies and processes;
•	A presentation provided by the Adviser at the May 8-9, 2024, Board meeting regarding the New Funds’ proposed investment strategies;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Funds;
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s cybersecurity and risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Funds by SSGA FM in its capacity as administrator pursuant to an Operations and Administration Agreement;
•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Funds by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Funds, and the role of SSGA FM in managing the New Funds’ relationships with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the New Funds;
•	Responses to a request for information reviewed by the Board and Independent Counsel requesting specific information regarding the Other Funds, certain of which was applicable to the New Funds, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2023; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees. At such meetings, the Board received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing the Other Funds’ investment objectives.
The Independent Trustees were assisted throughout the contract approval process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Funds.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Funds.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Funds, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Funds. The Board considered the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the Adviser’s risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Funds, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of other money market funds through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Funds.
Fund Performance
Because the New Funds have not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Funds. The Board, however, considered the Adviser’s significant experience in managing money market fund portfolios, and noted that the New Funds will be managed by the same investment team as existing State Street money market funds and, as feeder funds, will invest in existing State Street money market master portfolios.
The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds, including the money market funds managed by the Adviser.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by each New Fund.  As part of its review, the Board considered each New Fund’s contractual and actual management fee and total expense ratio, including the portion attributable to operations and administrative services provided by SSGA FM, as compared to each New Fund’s Expense Group and Expense Universe. The Board also reviewed information provided by management which showed that the New Funds’ estimated total expense ratios were in the range of those of key competitor funds.
Profitability
Because the New Funds have not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Funds. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Funds and the Other Funds, reputational and entrepreneurial risk.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

Economies of Scale
In reviewing expected management fees and anticipated profitability with respect to the New Funds, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Funds and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the New Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Funds in view of the fact that the New Funds have not yet commenced operations. The Board concluded that, in light of the fact that the New Funds have not yet commenced operations, and the comparative management fee and expense ratio of the New Funds, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Funds to such an extent that the proposed management fee should be reduced or that breakpoints in such fee should be implemented for the New Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
12

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Master Funds
State Street Treasury Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—101.2%
U.S. Treasury Bills (a)	3.795%	10/02/2025	10/02/2025	$61,580,000	$60,946,276
U.S. Treasury Bills (a)	4.050%	10/23/2025	10/23/2025	101,020,000	99,724,418
U.S. Treasury Bills (a)	4.060%	10/16/2025	10/16/2025	123,740,000	122,246,802
U.S. Treasury Bills (a)	4.060%	10/30/2025	10/30/2025	89,230,000	88,011,808
U.S. Treasury Bills (a)	4.080%	10/09/2025	10/09/2025	22,860,000	22,600,920
U.S. Treasury Bills (a)	4.085%	11/06/2025	11/06/2025	250,920,000	247,260,677
U.S. Treasury Bills (a)(b)	4.095%	01/02/2026	01/02/2026	152,400,000	149,222,901
U.S. Treasury Bills (a)	4.096%	09/25/2025	09/25/2025	373,361,000	369,620,777
U.S. Treasury Bills (a)	4.100%	09/18/2025	09/18/2025	558,551,200	553,427,088
U.S. Treasury Bills (a)	4.105%	11/13/2025	11/13/2025	124,570,000	122,650,766
U.S. Treasury Bills (a)	4.105%	12/26/2025	12/26/2025	67,190,000	65,825,287
U.S. Treasury Bills (a)	4.125%	07/01/2025	07/01/2025	209,550,200	209,550,200
U.S. Treasury Bills (a)	4.125%	07/10/2025	07/10/2025	248,420,000	248,162,677
U.S. Treasury Bills (a)	4.135%	09/04/2025	09/04/2025	519,830,000	515,858,754
U.S. Treasury Bills (a)	4.140%	11/20/2025	11/20/2025	98,880,000	97,265,582
U.S. Treasury Bills (a)	4.140%	12/11/2025	12/11/2025	182,010,000	178,592,810
U.S. Treasury Bills (a)	4.150%	07/08/2025	07/08/2025	478,000,000	477,616,906
U.S. Treasury Bills (a)	4.153%	11/28/2025	11/28/2025	205,950,000	202,382,747
U.S. Treasury Bills (a)	4.153%	12/04/2025	12/04/2025	129,600,000	127,267,400
U.S. Treasury Bills (a)	4.155%	12/18/2025	12/18/2025	98,110,000	96,187,589
U.S. Treasury Bills (a)	4.165%	07/24/2025	07/24/2025	147,910,000	147,514,039
U.S. Treasury Bills (a)	4.173%	08/14/2025	08/14/2025	254,100,000	252,789,017
U.S. Treasury Bills (a)(b)	4.175%	07/15/2025	07/15/2025	195,000,000	194,681,568
U.S. Treasury Bills (a)	4.180%	07/17/2025	07/17/2025	559,870,000	558,822,161
U.S. Treasury Bills (a)	4.180%	07/31/2025	07/31/2025	300,000,000	298,955,000
U.S. Treasury Bills (a)	4.180%	08/28/2025	08/28/2025	105,731,000	105,017,996
U.S. Treasury Bills (a)	4.190%	09/02/2025	09/02/2025	153,530,000	152,404,093
U.S. Treasury Bills (a)	4.195%	07/22/2025	07/22/2025	515,900,000	514,632,591
U.S. Treasury Bills (a)	4.195%	08/12/2025	08/12/2025	520,360,000	517,774,581
U.S. Treasury Bills (a)	4.200%	07/29/2025	07/29/2025	93,130,000	92,826,454
U.S. Treasury Bills (a)	4.200%	08/05/2025	08/05/2025	243,410,000	242,398,576
U.S. Treasury Bills (a)	4.203%	08/21/2025	08/21/2025	211,950,000	210,679,706
U.S. Treasury Bills (a)(b)	4.208%	10/28/2025	10/28/2025	7,680,000	7,573,186
U.S. Treasury Bills (a)	4.220%	07/03/2025	07/03/2025	546,800,000	546,672,436
U.S. Treasury Bills (a)	4.220%	10/14/2025	10/14/2025	51,780,000	51,142,674
U.S. Treasury Bills (a)	4.227%	09/23/2025	09/23/2025	100,000,000	99,013,700
U.S. Treasury Bills (a)	4.228%	09/30/2025	09/30/2025	50,000,000	49,465,628
U.S. Treasury Bills (a)	4.230%	08/19/2025	08/19/2025	246,719,000	245,254,987
U.S. Treasury Bills (a)	4.235%	10/21/2025	10/21/2025	71,680,000	70,735,576
U.S. Treasury Bills (a)	4.248%	09/16/2025	09/16/2025	64,390,000	63,805,528
U.S. Treasury Bills (a)	4.250%	09/11/2025	09/11/2025	156,570,000	155,237,655
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (c)	4.379%	07/01/2025	01/31/2027	257,820,000	257,817,801
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.13% (c)	4.406%	07/01/2025	07/31/2025	487,500,000	487,517,082
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (c)	4.410%	07/01/2025	10/31/2025	179,206,000	179,176,613
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	4.431%	07/01/2025	04/30/2026	247,800,000	247,817,635
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	4.441%	07/01/2025	04/30/2027	112,930,000	112,930,322
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	4.463%	07/01/2025	07/31/2026	451,260,000	450,938,066
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	4.486%	07/01/2025	10/31/2026	200,140,000	200,200,095
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	4.526%	07/01/2025	01/31/2026	$312,905,000	$312,903,601
U.S. Treasury Inflation-Indexed Notes	1.080%	07/15/2025	07/15/2025	927,890,460	927,635,488
U.S. Treasury Notes	4.020%	04/30/2026	04/30/2026	162,743,000	160,144,204
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	153,374,000	150,513,302
U.S. Treasury Notes	4.180%	05/15/2026	05/15/2026	33,670,000	33,508,722
U.S. Treasury Notes	4.190%	12/31/2025	12/31/2025	31,590,000	31,597,729
U.S. Treasury Notes	4.200%	12/31/2025	12/31/2025	4,860,000	4,769,506
U.S. Treasury Notes	4.210%	05/15/2026	05/15/2026	7,770,000	7,600,401
U.S. Treasury Notes	4.250%	02/28/2026	02/28/2026	33,180,000	33,258,133
U.S. Treasury Notes	4.290%	08/15/2025	08/15/2025	209,480,000	208,898,050
U.S. Treasury Notes	4.290%	02/28/2026	02/28/2026	6,730,000	6,566,095
U.S. Treasury Notes	4.300%	09/30/2025	09/30/2025	43,862,000	43,560,852
U.S. Treasury Notes	4.330%	10/31/2025	10/31/2025	3,090,000	3,096,676
U.S. Treasury Notes	4.440%	07/31/2025	07/31/2025	189,690,000	189,127,626
U.S. Treasury Notes	5.020%	07/15/2025	07/15/2025	29,060,000	29,038,266
TOTAL INVESTMENTS –101.2% (d)(e)					12,710,435,802
Liabilities in Excess of Other Assets —(1.2)%					(156,160,107)
NET ASSETS –100.0%					$12,554,275,695
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$12,710,435,802
Cash	304,778
Interest receivable — unaffiliated issuers	23,334,223
TOTAL ASSETS	12,734,074,803
LIABILITIES
Payable for investments purchased	178,748,119
Advisory and administrator fee payable	525,628
Custody, sub-administration and transfer agent fees payable	453,739
Trustees’ fees and expenses payable	4,160
Professional fees payable	39,067
Printing fees payable	10,433
Accrued expenses and other liabilities	17,962
TOTAL LIABILITIES	179,799,108
NET ASSETS	$12,554,275,695
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$289,785,682
EXPENSES
Advisory and administrator fee	3,313,154
Custodian, sub-administrator and transfer agent fees	407,201
Trustees’ fees and expenses	39,107
Professional fees	56,496
Printing and postage fees	8,372
Insurance expense	1,953
Miscellaneous expenses	6,208
TOTAL EXPENSES	3,832,491
NET INVESTMENT INCOME (LOSS)	$285,953,191
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	19,429
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$285,972,620
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$285,953,191	$672,943,435
Net realized gain (loss)	19,429	336,952
Net increase (decrease) in net assets resulting from operations	285,972,620	673,280,387
CAPITAL TRANSACTIONS
Contributions	14,990,784,819	36,057,022,712
Withdrawals	(16,846,209,358)	(36,832,811,231)
Net increase (decrease) in net assets from capital transactions	(1,855,424,539)	(775,788,519)
Net increase (decrease) in net assets during the period	(1,569,451,919)	(102,508,132)
Net assets at beginning of period	14,123,727,614	14,226,235,746
NET ASSETS AT END OF PERIOD	$12,554,275,695	$14,123,727,614
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	2.12%	5.29%	5.10%	1.49%	0.00%(b)	0.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,554,276	$14,123,728	$14,226,236	$12,678,909	$14,060,872	$16,771,503
Ratios to average net assets:
Total expenses	0.06%(c)	0.06%	0.06%	0.06%	0.07%	0.06%
Net investment income (loss)	4.29%(c)	5.13%	4.94%	1.46%	0.00%(b)	0.38%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2025.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of;
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally.  The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees,
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
16

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Federal Treasury Plus Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$37,667,964
Receivable for fund shares sold	101,500
TOTAL ASSETS	37,769,464
LIABILITIES
Payable for fund shares repurchased	215,809
Administration fees payable	911
Shareholder servicing fee payable	19,171
Distribution payable	311
Accrued expenses and other liabilities	569
TOTAL LIABILITIES	236,771
NET ASSETS	$37,532,693
NET ASSETS CONSIST OF:
Paid-in capital	$37,532,678
Total distributable earnings (loss)	15
NET ASSETS	$37,532,693
Advantage Class
Net Assets	$37,532,693
Shares Outstanding	37,532,678
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

For the Period 1/6/25*- 6/30/25 (Unaudited)
INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$400,548
Expenses allocated from affiliated Portfolio	(5,253)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	395,295
EXPENSES
Administration fees
Advantage Class	12,855
Shareholder servicing fees
Advantage Class	22,955
Trustees’ fees and expenses	5,820
TOTAL EXPENSES	41,630
Expenses waived/reimbursed by the Adviser	(11,070)
NET EXPENSES	30,560
NET INVESTMENT INCOME (LOSS)	$364,735
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	15
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$364,750

*	For the period January 6, 2025 (commencement of operations) through June 30, 2025.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the Period 1/6/25*- 6/30/25 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$364,735
Net realized gain (loss)	15
Net increase (decrease) in net assets resulting from operations	364,750
DISTRIBUTIONS TO SHAREHOLDERS:
Advantage Class	(364,735)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Advantage Class
Shares sold	55,932,156
Reinvestment of distributions	362,826
Shares redeemed	(18,762,304)
Net increase (decrease) in net assets from beneficial interest transactions	37,532,678
Net increase (decrease) in net assets during the period	37,532,693
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$37,532,693
SHARES OF BENEFICIAL INTEREST:
Advantage Class
Shares sold	55,932,156
Reinvestment of distributions	362,826
Shares redeemed	(18,762,304)
Net increase (decrease) from share transactions	37,532,678

*	Commencement of operations.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Advantage Class (a)
For the Period 1/6/25*- 6/30/25 (Unaudited)
Net asset value, beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0192
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.0192
Distributions to shareholders from:
Net investment income	(0.0192)
Total distributions	(0.0192)
Net asset value, end of period	$1.0000
Total return (c)	1.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$37,533
Ratios to Average Net Assets:
Total expenses	0.51%(d)
Net expenses	0.39%(d)
Net investment income (loss)	3.97%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Federal Treasury Plus Money Market Fund	Advantage Class	January 06, 2025	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (0.06% at June 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2025, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Administrator, Sub-Administrator and Custodian
The Adviser serves as administrator of the Fund. The Fund operates under what is essentially an all-in fee structure where the Fund will pay the Adviser a unitary operations and administration fee (the “Operations and Administration Fee”) at an annual rate 0.14% of average daily net assets. The Adviser, in turn, provides or procures operational, fund administration and other administrative services for the Fund and its shareholders. The Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (including those costs incurred indirectly through such Fund’s investment in its corresponding master portfolio). The Fund bears other expenses that are not covered under the investment advisory fee or Operations and Administration Fee, such as 0.25% under the Shareholder Service and Administration Plan; organizational expenses; costs of borrowing money, including interest expense; investment advisory fees; extraordinary expenses (such as litigation and indemnification expenses); expenses incurred in preparing, printing, and mailing proxy statements and related materials (each a “Proxy”) to shareholders of a Fund; associated expenses of conducting meetings of a Fund’s shareholders in conjunction to a Proxy; and fees and expenses of the trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Trust
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

and their counsel. Pursuant to the Operations and Administration Fee structure, the Adviser is responsible for bearing the costs of services provided by financial intermediaries, such as recordkeeping, sub-transfer agency, sub-accounting and other services to the extent these costs exceed 0.25% borne by the Fund under the Shareholder Service and Administration Plan discussed below. Any portion of such expenses may also be borne by the Adviser or its affiliates and out of its or their profits.
During the period ended June 30, 2025, SSGA  FM voluntarily waived fees and reimbursed expenses in the amount of $11,070.
State Street serves as the sub- administrator and custodian for the Fund for a fee that is paid from the Operations and Administration Fee.
Pursuant to a Shareholder Service and Administration Plan adopted by the Board, the Fund may enter into agreements with intermediaries that require them to provide services to their customers who beneficially own Advantage Class shares of the Fund. The shareholder service and administration fee rate borne by the Advantage Class shares is an annual rate of up to 0.25%.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
8

STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met in person on May 8-9, 2024, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each of State Street Federal Government Money Market Fund, State Street Federal Treasury Plus Money Market Fund and State Street Federal Treasury Money Market Fund (each, a “New Fund” and collectively, the “New Funds”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees reviewed the proposed Advisory Agreement with respect to the New Funds in a private session with Independent Counsel at which no representatives of management were present. The Independent Trustees also took into account information regarding the Adviser and other service providers of the New Funds at meetings of the Board and its committees held throughout the year.  At the April 3, 2024 and May 8-9, 2024 Board meetings, the Independent Trustees also considered the renewal of the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). The Independent Trustees considered, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
•	Information provided by the Adviser with respect to the proposed investment strategies for the New Funds
•	The Adviser’s significant experience in managing money market portfolios, including that each New Fund will operate as a feeder fund that invests in an existing money market master fund currently managed by the Adviser.
•	A report prepared by an independent third-party provider of investment company data, which included:
o A comparison of each New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”); and
o A comparison of each New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of the Expense Group and Expense Universe; and
•	Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Adviser to the New Funds, as well as services provided to the Other Funds, including its investment strategies and processes;
•	A presentation provided by the Adviser at the May 8-9, 2024, Board meeting regarding the New Funds’ proposed investment strategies;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Funds;
9

STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s cybersecurity and risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Funds by SSGA FM in its capacity as administrator pursuant to an Operations and Administration Agreement;
•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Funds by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Funds, and the role of SSGA FM in managing the New Funds’ relationships with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the New Funds;
•	Responses to a request for information reviewed by the Board and Independent Counsel requesting specific information regarding the Other Funds, certain of which was applicable to the New Funds, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2023; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees. At such meetings, the Board received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing the Other Funds’ investment objectives.
The Independent Trustees were assisted throughout the contract approval process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Funds.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Funds.
Nature, Extent and Quality of Services
10

STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Funds, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Funds. The Board considered the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the Adviser’s risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Funds, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of other money market funds through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Funds by senior management, as well as the Adviser’s succession planning process
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Funds.
Fund Performance
Because the New Funds have not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Funds. The Board, however, considered the Adviser’s significant experience in managing money market fund portfolios, and noted that the New Funds will be managed by the same investment team as existing State Street money market funds and, as feeder funds, will invest in existing State Street money market master portfolios.
The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds, including the money market funds managed by the Adviser.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by each New Fund.  As part of its review, the Board considered each New Fund’s contractual and actual management fee and total expense ratio, including the portion attributable to operations and administrative services provided by SSGA FM, as compared to each New Fund’s Expense Group and Expense Universe. The Board also reviewed information provided by management which showed that the New Funds’ estimated total expense ratios were in the range of those of key competitor funds.
Profitability
Because the New Funds have not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Funds. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Funds and the Other Funds, reputational and entrepreneurial risk.
Economies of Scale
11

STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

In reviewing expected management fees and anticipated profitability with respect to the New Funds, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Funds and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the New Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Funds in view of the fact that the New Funds have not yet commenced operations. The Board concluded that, in light of the fact that the New Funds have not yet commenced operations, and the comparative management fee and expense ratio of the New Funds, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Funds to such an extent that the proposed management fee should be reduced or that breakpoints in such fee should be implemented for the New Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
12

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for  Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—55.0%
U.S. Treasury Bills (a)	3.795%	10/02/2025	10/02/2025	$267,900,000	$265,139,238
U.S. Treasury Bills (a)	4.050%	10/23/2025	10/23/2025	439,560,000	433,922,643
U.S. Treasury Bills (a)	4.060%	10/16/2025	10/16/2025	731,690,000	722,860,534
U.S. Treasury Bills (a)	4.060%	10/30/2025	10/30/2025	573,160,000	565,335,061
U.S. Treasury Bills (a)	4.080%	10/09/2025	10/09/2025	107,480,000	106,261,893
U.S. Treasury Bills (a)	4.085%	11/06/2025	11/06/2025	1,190,430,000	1,173,069,215
U.S. Treasury Bills (a)(b)	4.095%	01/02/2026	01/02/2026	1,827,310,000	1,789,209,488
U.S. Treasury Bills (a)	4.096%	09/25/2025	09/25/2025	733,612,000	726,435,164
U.S. Treasury Bills (a)	4.100%	09/18/2025	09/18/2025	801,760,000	794,546,398
U.S. Treasury Bills (a)	4.105%	11/13/2025	11/13/2025	562,680,000	554,010,860
U.S. Treasury Bills (a)	4.105%	12/26/2025	12/26/2025	670,660,000	657,038,058
U.S. Treasury Bills (a)	4.125%	07/10/2025	07/10/2025	713,540,000	712,804,387
U.S. Treasury Bills (a)	4.135%	07/03/2025	07/03/2025	150,000,000	149,965,542
U.S. Treasury Bills (a)	4.135%	09/04/2025	09/04/2025	639,630,000	634,791,628
U.S. Treasury Bills (a)	4.135%	11/20/2025	11/20/2025	446,640,000	439,347,690
U.S. Treasury Bills (a)	4.140%	12/11/2025	12/11/2025	894,970,000	878,167,170
U.S. Treasury Bills (a)	4.153%	11/28/2025	11/28/2025	1,013,180,000	995,630,741
U.S. Treasury Bills (a)	4.153%	12/04/2025	12/04/2025	1,048,930,000	1,030,050,881
U.S. Treasury Bills (a)	4.153%	12/18/2025	12/18/2025	988,980,000	969,601,481
U.S. Treasury Bills (a)	4.165%	07/24/2025	07/24/2025	1,098,610,000	1,095,676,271
U.S. Treasury Bills (a)	4.173%	08/14/2025	08/14/2025	806,169,000	801,991,530
U.S. Treasury Bills (a)	4.180%	07/17/2025	07/17/2025	280,710,000	280,188,503
U.S. Treasury Bills (a)	4.180%	08/28/2025	08/28/2025	411,619,000	408,829,470
U.S. Treasury Bills (a)	4.190%	09/02/2025	09/02/2025	740,270,000	734,841,256
U.S. Treasury Bills (a)	4.195%	08/12/2025	08/12/2025	1,769,730,000	1,761,032,864
U.S. Treasury Bills (a)	4.200%	07/29/2025	07/29/2025	365,810,000	364,617,543
U.S. Treasury Bills (a)	4.200%	08/05/2025	08/05/2025	431,710,000	429,947,184
U.S. Treasury Bills (a)	4.203%	08/21/2025	08/21/2025	594,440,000	590,865,344
U.S. Treasury Bills (a)(b)	4.208%	10/28/2025	10/28/2025	35,130,000	34,641,408
U.S. Treasury Bills (a)	4.220%	10/14/2025	10/14/2025	233,680,000	230,803,789
U.S. Treasury Bills (a)	4.235%	10/21/2025	10/21/2025	331,570,000	327,201,381
U.S. Treasury Bills (a)	4.248%	09/16/2025	09/16/2025	592,980,000	587,597,480
U.S. Treasury Bills (a)	4.250%	09/11/2025	09/11/2025	29,700,000	29,447,550
U.S. Treasury Bills (a)	4.394%	08/19/2025	08/19/2025	200,721,000	199,520,543
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (c)	4.379%	07/01/2025	01/31/2027	1,975,844,000	1,975,789,372
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.13% (c)	4.406%	07/01/2025	07/31/2025	477,000,000	476,998,758
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (c)	4.410%	07/01/2025	10/31/2025	298,902,000	298,862,717
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (c)	4.431%	07/01/2025	04/30/2026	888,000,000	888,093,228
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (c)	4.441%	07/01/2025	04/30/2027	494,500,000	494,501,476
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (c)	4.463%	07/01/2025	07/31/2026	1,079,190,000	1,078,388,195
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (c)	4.486%	07/01/2025	10/31/2026	1,811,210,000	1,811,464,888
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (c)	4.526%	07/01/2025	01/31/2026	230,698,000	230,720,471
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	284,630,000	286,394,568
U.S. Treasury Notes	4.016%	04/30/2026	04/30/2026	515,458,000	501,489,380
U.S. Treasury Notes	4.099%	03/31/2026	03/31/2026	201,330,000	201,851,592
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	582,478,000	568,106,690
U.S. Treasury Notes	4.179%	05/15/2026	05/15/2026	145,420,000	144,723,445
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.192%	12/31/2025	12/31/2025	$137,770,000	$137,803,709
U.S. Treasury Notes	4.197%	12/31/2025	12/31/2025	21,200,000	20,805,251
U.S. Treasury Notes	4.206%	05/15/2026	05/15/2026	33,560,000	32,827,474
U.S. Treasury Notes	4.254%	02/28/2026	02/28/2026	178,420,000	178,840,259
U.S. Treasury Notes	4.292%	08/15/2025	08/15/2025	910,403,000	907,873,487
U.S. Treasury Notes	4.294%	02/28/2026	02/28/2026	55,960,000	54,597,129
U.S. Treasury Notes	4.297%	09/30/2025	09/30/2025	61,430,000	61,533,415
U.S. Treasury Notes	4.298%	09/30/2025	09/30/2025	253,105,000	250,615,187
U.S. Treasury Notes	4.313%	10/31/2025	10/31/2025	44,460,000	43,875,175
U.S. Treasury Notes	4.332%	10/31/2025	10/31/2025	44,180,000	44,275,454
U.S. Treasury Notes	4.342%	11/30/2025	11/30/2025	41,440,000	41,528,004
U.S. Treasury Notes	4.436%	07/31/2025	07/31/2025	588,315,000	586,341,783
U.S. Treasury Notes	4.438%	07/31/2025	07/31/2025	85,720,000	85,739,775
U.S. Treasury Notes	5.024%	07/15/2025	07/15/2025	119,110,000	119,020,919
TOTAL TREASURY DEBT					32,998,451,989
TREASURY REPURCHASE AGREEMENTS—39.3%
Agreement with Australia and New Zealand Banking Group, dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.500% – 4.625% due 08/15/2026 – 08/15/2054, valued at $917,711,752); expected proceeds $900,110,000	4.400%	07/01/2025	07/01/2025	900,000,000	900,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2047 - 02/15/2054, valued at $91,800,001); expected proceeds $90,010,975	4.390%	07/01/2025	07/01/2025	90,000,000	90,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bonds, 1.875% - 6.625% due 02/15/2027 - 02/15/2051, valued at $76,500,041); expected proceeds $75,009,125	4.380%	07/01/2025	07/01/2025	75,000,000	75,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/03/2025 - 11/20/2025, U.S. Treasury Bonds, 2.000% - 4.750% due 05/15/2039 - 05/15/2055, U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 02/15/2042 - 02/15/2055, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 04/15/2027 - 01/15/2035 and U.S. Treasury Notes, 0.500% - 4.625% due 11/15/2025 - 05/15/2035, valued at $606,900,023); expected proceeds $595,072,557	4.390%	07/01/2025	07/01/2025	595,000,000	595,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Notes, 1.375% - 1.875% due 07/15/2033 - 07/15/2034, valued at $25,500,075); expected proceeds $25,003,049	4.390%	07/01/2025	07/01/2025	25,000,000	25,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2034, a U.S. Treasury Note, 4.250% due 02/28/2029, U.S. Treasury Inflation Index Bonds, 1.000% - 1.500% due 02/15/2049 - 02/15/2053 and U.S. Treasury Strips, 0.000% due 05/15/2031 - 05/15/2055, valued at $153,000,000); expected proceeds $150,018,292	4.390%	07/01/2025	07/01/2025	150,000,000	150,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/19/2025 (collateralized by a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029 and U.S. Treasury Notes, 1.750% - 4.250% due 01/31/2029 - 03/31/2029, valued at $204,083,507); expected proceeds $202,886,667 (d)	4.330%	07/17/2025	07/17/2025	$200,000,000	$200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/16/2025 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031 and U.S. Treasury Notes, 0.875% - 4.250% due 08/31/2030 - 09/30/2031, valued at $204,202,191); expected proceeds $202,882,445 (d)	4.360%	09/12/2025	09/12/2025	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 3.125% - 3.500% due 08/31/2027 - 09/30/2029, valued at $464,100,075); expected proceeds $455,055,485	4.390%	07/01/2025	07/01/2025	455,000,000	455,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 4.125% - 4.625% due 09/15/2026 - 11/15/2027, valued at $132,600,060); expected proceeds $130,015,853	4.390%	07/01/2025	07/01/2025	130,000,000	130,000,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Strip, 0.000% due 08/15/2029 and U.S. Treasury Bonds, 2.000% - 2.750% due 11/15/2047 - 08/15/2051, valued at $193,800,000); expected proceeds $190,023,169	4.390%	07/01/2025	07/01/2025	190,000,000	190,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 05/06/2025 (collateralized by U.S. Treasury Bills, 0.000% due 05/14/2026, U.S. Treasury Bonds, 3.500% - 5.250% due 02/15/2029 - 08/15/2039 and U.S. Treasury Notes, 0.500% - 4.500% due 10/31/2025 - 11/15/2033, valued at $510,000,098); expected proceeds $507,173,056 (d)	4.340%	09/02/2025	09/02/2025	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031, U.S. Treasury Bills, 0.000% due 07/10/2025 and U.S. Treasury Notes, 4.000% - 4.125% due 10/31/2029 - 02/28/2030, valued at $790,500,022); expected proceeds $775,094,292	4.380%	07/01/2025	07/01/2025	775,000,000	775,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 4.250% due 06/30/2031, valued at $153,000,012); expected proceeds $150,018,333	4.400%	07/01/2025	07/01/2025	150,000,000	150,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/08/2025 - 02/19/2026, a U.S. Treasury Bond, 6.875% due 08/15/2025 and U.S. Treasury Notes, 0.250% - 5.000% due 09/30/2025 - 10/31/2028, valued at $2,040,000,087); expected proceeds $2,000,243,889	4.390%	07/01/2025	07/01/2025	2,000,000,000	2,000,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/08/2025 - 05/14/2026, U.S. Treasury Bonds, 1.375% - 6.625% due 02/15/2027 - 08/15/2052 and U.S. Treasury Notes, 0.625% - 4.625% due 01/31/2026 - 02/15/2034, valued at $2,346,000,092); expected proceeds $2,300,281,111	4.400%	07/01/2025	07/01/2025	$2,300,000,000	$2,300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Notes, 1.125% - 1.750% due 01/15/2033 - 01/15/2034, valued at $2,550,000,072); expected proceeds $2,500,304,861	4.390%	07/01/2025	07/01/2025	2,500,000,000	2,500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.625% - 3.875% due 05/31/2027 - 08/15/2030, valued at $408,000,024); expected proceeds $400,049,000	4.410%	07/01/2025	07/01/2025	400,000,000	400,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.250% - 3.625% due 05/31/2028, valued at $255,621,173); expected proceeds $250,030,417	4.380%	07/01/2025	07/01/2025	250,000,000	250,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.625% – 4.75% due 11/30/2026 – 05/15/2055, valued at $2,038,997,232); expected proceeds $2,000,244,444	4.400%	07/01/2025	07/01/2025	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, U.S. Treasury Notes, 2.250% - 3.375% due 09/15/2027 - 11/15/2027 and U.S. Treasury Strips, 0.000% due 11/15/2026 - 05/15/2048, valued at $1,102,620,002); expected proceeds $1,081,131,822	4.390%	07/01/2025	07/01/2025	1,081,000,000	1,081,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bonds, 1.750% - 4.750% due 08/15/2041 - 11/15/2053, U.S. Treasury Inflation Index Bonds, 1.000% - 2.125% due 02/15/2041 - 02/15/2048, U.S. Treasury Notes, 0.250% - 5.000% due 08/31/2025 - 05/31/2027 and U.S. Treasury Strips, 0.000% due 08/15/2025 - 02/15/2027, valued at $851,700,001); expected proceeds $835,101,824	4.390%	07/01/2025	07/01/2025	835,000,000	835,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/23/2025 (collateralized by a U.S. Treasury Note, 4.500% due 11/15/2033, valued at $122,400,007); expected proceeds $120,205,333	4.400%	07/01/2025	07/07/2025	120,000,000	120,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bonds, 3.000% - 4.750% due 02/15/2041 - 02/15/2053, valued at $2,282,760,053); expected proceeds $2,238,272,912	4.390%	07/01/2025	07/01/2025	2,238,000,000	2,238,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/15/2025 - 12/26/2025, U.S. Treasury Bonds, 1.375% - 4.750% due 05/15/2040 - 05/15/2055, U.S. Treasury Inflation Index Bonds, 0.125% - 1.500% due 02/15/2044 - 02/15/2053, U.S. Treasury Inflation Index Notes, 0.125% - 1.375% due 07/15/2025 - 07/15/2033 and U.S. Treasury Notes, 0.250% - 4.875% due 09/30/2025 - 05/15/2035, valued at $510,000,023); expected proceeds $500,060,972	4.390%	07/01/2025	07/01/2025	$500,000,000	$500,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 3.875% due 07/15/2025 – 02/15/2047 and U.S. Treasury Notes, 1.125% – 4.750% due 05/15/2040 – 05/15/2054, valued at $1,085,406,564); expected proceeds $1,065,129,871	4.390%	07/01/2025	07/01/2025	1,065,000,000	1,065,000,000
Agreement with Mizuho Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 2.625% - 3.750% due 04/30/2027 - 07/31/2029, valued at $255,031,173); expected proceeds $250,030,486	4.390%	07/01/2025	07/01/2025	250,000,000	250,000,000
Agreement with National Australia Bank, Ltd., dated 06/30/2025 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $254,914,155); expected proceeds $250,030,417	4.380%	07/01/2025	07/01/2025	250,000,000	250,000,000
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 2.250% – 4.125% due 11/30/2031 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2030 – 11/15/2044, valued at $139,886,991); expected proceeds $136,909,412	4.400%	07/01/2025	07/01/2025	136,892,681	136,892,681
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 3.000% – 3.125% due 08/15/2044 – 18/15/2048 and U.S. Treasury Strips, 0.000% due 08/15/2039 – 11/15/2052, valued at $317,629,254); expected proceeds $309,081,522	4.400%	07/01/2025	07/01/2025	309,043,750	309,043,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.625% due 05/15/2044, a U.S. Treasury Strip, 0.000% due 05/15/2029, U.S. Treasury Bills, 0.000% due 07/03/2025, U.S. Treasury Inflation Index Bonds, 0.750% - 2.125% due 02/15/2041 - 02/15/2053, U.S. Treasury Inflation Index Notes, 0.875% - 1.875% due 04/15/2028 - 07/15/2034 and U.S. Treasury Notes, 0.375% - 4.875% due 11/30/2025 - 08/31/2031, valued at $525,300,000); expected proceeds $515,062,658	4.380%	07/01/2025	07/01/2025	515,000,000	515,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.500% - 4.250% due 01/31/2027 - 04/30/2028, valued at $561,000,003); expected proceeds $550,067,222	4.400%	07/01/2025	07/01/2025	550,000,000	550,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/26/2025 (collateralized by U.S. Treasury Bonds, 1.250% - 6.625% due 02/15/2026 - 02/15/20535, valued at $255,000,031); expected proceeds $253,608,333 (d)	4.330%	07/24/2025	07/24/2025	250,000,000	250,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 04/01/2025 (collateralized by a U.S. Treasury Note, 3.750% due 06/30/2027 and U.S. Treasury Bonds, 1.375% - 6.875% due 08/15/2025 - 02/15/2055, valued at $255,000,009); expected proceeds $253,608,333 (d)	4.330%	07/30/2025	07/30/2025	$250,000,000	$250,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.375% due 08/15/2043, valued at $20,400,090); expected proceeds $20,002,439	4.390%	07/01/2025	07/01/2025	20,000,000	20,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, U.S. Treasury Bills, 0.000% due 07/10/2025, U.S. Treasury Bonds, 1.875% - 4.750% due 11/15/2041 - 05/15/2055, U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 07/15/2026 - 07/15/2034 and U.S. Treasury Notes, 0.375% - 4.875% due 12/31/2025 - 05/15/2034, valued at $657,900,016); expected proceeds $645,078,654	4.390%	07/01/2025	07/01/2025	645,000,000	645,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.375% - 4.875% due 02/28/2026 - 07/31/2027, valued at $51,000,065); expected proceeds $50,006,111	4.400%	07/01/2025	07/01/2025	50,000,000	50,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/08/2025 - 11/20/2025, U.S. Treasury Bonds, 1.375% - 6.125% due 11/15/2027 - 05/15/2051, U.S. Treasury Inflation Index Bonds, 0.875% - 3.875% due 01/15/2028 - 02/15/2049, U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 10/15/2029 - 07/15/2031, U.S. Treasury Notes, 0.250% - 5.000% due 07/31/2025 - 06/30/2032 and U.S. Treasury Strips, 0.000% due 02/15/2026 - 02/15/2037, valued at $122,400,002); expected proceeds $120,014,633	4.390%	07/01/2025	07/01/2025	120,000,000	120,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% - 2.375% due 02/15/2040 - 02/15/2055 and U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 10/15/2025 - 01/15/2035, valued at $510,062,192); expected proceeds $500,060,972	4.390%	07/01/2025	07/01/2025	500,000,000	500,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					23,569,936,431
TOTAL INVESTMENTS (e)(f)–94.3%					56,568,388,420
Other Assets in Excess of Liabilities —5.7%					3,401,589,596
NET ASSETS –100.0%					$59,969,978,016
(a)	Rate shown is the discount rate at time of purchase.
(b)	When-issued security.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Illiquid security. These securities represent $1,400,000,000 or 2.3% of net assets as of June 30, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS  MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$32,998,451,989
Repurchase agreements, at value and amortized cost	23,569,936,431
Total Investments	56,568,388,420
Cash	5,019,124,565
Receivable for investments sold	220,498,453
Interest receivable — unaffiliated issuers	90,054,947
Other receivable	994,699
TOTAL ASSETS	61,899,061,084
LIABILITIES
Payable for investments purchased	1,924,885,643
Advisory and administrator fee payable	2,400,656
Custody, sub-administration and transfer agent fees payable	1,609,967
Trustees’ fees and expenses payable	12,515
Professional fees payable	100,702
Printing fees payable	30,257
Accrued expenses and other liabilities	43,328
TOTAL LIABILITIES	1,929,083,068
NET ASSETS	$59,969,978,016
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS  MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,238,519,922
EXPENSES
Advisory and administrator fee	14,104,285
Custodian, sub-administrator and transfer agent fees	1,693,076
Trustees’ fees and expenses	129,250
Professional fees	184,875
Printing and postage fees	29,355
Insurance expense	7,519
Miscellaneous expenses	12,927
TOTAL EXPENSES	16,161,287
NET INVESTMENT INCOME (LOSS)	$1,222,358,635
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	28,483
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,222,387,118
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS  MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,222,358,635	$2,558,755,151
Net realized gain (loss)	28,483	(61,195)
Net increase (decrease) in net assets resulting from operations	1,222,387,118	2,558,693,956
CAPITAL TRANSACTIONS
Contributions	124,467,259,923	217,367,694,672
Withdrawals	(122,235,077,982)	(209,524,911,840)
Net increase (decrease) in net assets from capital transactions	2,232,181,941	7,842,782,832
Net increase (decrease) in net assets during the period	3,454,569,059	10,401,476,788
Net assets at beginning of period	56,515,408,957	46,113,932,169
NET ASSETS AT END OF PERIOD	$59,969,978,016	$56,515,408,957
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	2.14%	5.30%	5.17%	1.65%	0.01%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$59,969,978	$56,515,409	$46,113,932	$43,687,095	$27,061,311	$28,049,358
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.31%(b)	5.14%	5.01%	1.91%	0.01%	0.41%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS  MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS  MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of  the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2025, the Portfolio had invested in repurchase agreements with the gross values of $23,569,936,431 and associated collateral equal to $24,042,727,168.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS  MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2025.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2024, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS  MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of;
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Institutional Investment Trust
State Street Federal Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$112,560,070
Receivable for fund shares sold	622,000
Receivable from Adviser	2,029
Prepaid expenses and other assets	4,111
TOTAL ASSETS	113,188,210
LIABILITIES
Payable for fund shares repurchased	79,106
Administration fees payable	11,511
Shareholder servicing fee payable	49,827
Distribution payable	271
Accrued expenses and other liabilities	569
TOTAL LIABILITIES	141,284
NET ASSETS	$113,046,926
NET ASSETS CONSIST OF:
Paid-in capital	$113,046,821
Total distributable earnings (loss)	105
NET ASSETS	$113,046,926
Advantage Class
Net Assets	$113,046,926
Shares Outstanding	113,046,821
Net asset value, offering and redemption price per share	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

For the Period 1/6/25*- 6/30/25 (Unaudited)
INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$985,847
Expenses allocated from affiliated Portfolio	(12,579)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	973,268
EXPENSES
Administration fees
Advantage Class	31,633
Shareholder servicing fees
Advantage Class	56,401
Trustees’ fees and expenses	5,820
TOTAL EXPENSES	93,854
Expenses waived/reimbursed by the Adviser	(18,396)
NET EXPENSES	75,458
NET INVESTMENT INCOME (LOSS)	$897,810
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	67
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$897,877

*	For the period January 6, 2025 (commencement of operations) through June 30, 2025.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the Period 1/6/25*- 6/30/25 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$897,810
Net realized gain (loss)	67
Net increase (decrease) in net assets resulting from operations	897,877
DISTRIBUTIONS TO SHAREHOLDERS:
Advantage Class	(897,772)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Advantage Class
Shares sold	137,653,371
Reinvestment of distributions	895,900
Shares redeemed	(25,502,450)
Net increase (decrease) from capital share transactions	113,046,821
Net increase (decrease) in net assets from beneficial interest transactions	113,046,821
Net increase (decrease) in net assets during the period	113,046,926
Net assets at beginning of period	—
NET ASSETS AT END OF PERIOD	$113,046,926
SHARES OF BENEFICIAL INTEREST:
Advantage Class
Shares sold	137,653,371
Reinvestment of distributions	895,900
Shares redeemed	(25,502,450)
Net increase (decrease) from share transactions	113,046,821

*	Commencement of operations.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

Advantage Class (a)
For the Period 1/6/25*- 6/30/25 (Unaudited)
Net asset value, beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.1927
Net realized gain (loss)	0.0000(b)
Total from investment operations	0.1927
Distributions to shareholders from:
Net investment income	(0.1927)
Total distributions	(0.1927)
Net asset value, end of period	$1.0000
Total return (c)	1.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$113,047
Ratios to Average Net Assets:
Total expenses	0.47%(d)
Net expenses	0.39%(d)
Net investment income (loss)	3.98%(d)
*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of thirty-one (31) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Federal Government Money Market Fund	Advantage Class	January 6, 2025	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (0.07% at June 30, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
The Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2025, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Administrator, Sub-Administrator and Custodian
The Adviser serves as administrator of the Fund. The Fund operates under what is essentially an all-in fee structure where the Fund will pay the Adviser a unitary operations and administration fee (the “Operations and Administration Fee”) at an annual rate 0.14% of average daily net assets. The Adviser, in turn, provides or procures operational, fund administration and other administrative services for the Fund and its shareholders. The Adviser bears the cost of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (including those costs incurred indirectly through such Fund’s investment in its corresponding master portfolio). The Fund bears other expenses that are not covered under the investment advisory fee or Operations and Administration Fee, such as 0.25% under the Shareholder Service and Administration Plan; organizational expenses; costs of borrowing money, including interest expense; investment advisory fees; extraordinary expenses (such as litigation and indemnification expenses); expenses incurred in preparing, printing, and mailing proxy statements and related materials (each a “Proxy”) to shareholders of a Fund; associated expenses of conducting meetings of a Fund’s shareholders in conjunction to a Proxy; and fees and expenses of the trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Trust
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

and their counsel. Pursuant to the Operations and Administration Fee structure, the Adviser is responsible for bearing the costs of services provided by financial intermediaries, such as recordkeeping, sub-transfer agency, sub-accounting and other services to the extent these costs exceed 0.25% borne by the Fund under the Shareholder Service and Administration Plan discussed below. Any portion of such expenses may also be borne by the Adviser or its affiliates and out of its or their profits.
During the period ended June 30, 2025, SSGA FM voluntarily waived fees and reduced expenses in the amount of $18,396.
State Street serves as the sub- administrator and custodian for the Fund for a fee that is paid from the Operations and Administration Fee.
Pursuant to a Shareholder Service and Administration Plan adopted by the Board, the Fund may enter into agreements with intermediaries that require them to provide services to their customers who beneficially own Advantage Class shares of the Fund. The shareholder service and administration fee rate borne by the Advantage Class shares is an annual rate of up to 0.25%.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Fund.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2025, the cost of investments and other financial instruments for federal income tax purposes was substantially the same as cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Market, Credit and Counterparty Risk
In the normal course of business, the Fund trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Fund to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
8

STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met in person on May 8-9, 2024, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of each of State Street Federal Government Money Market Fund, State Street Federal Treasury Plus Money Market Fund and State Street Federal Treasury Money Market Fund (each, a “New Fund” and collectively, the “New Funds”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreement.  The Independent Trustees reviewed the proposed Advisory Agreement with respect to the New Funds in a private session with Independent Counsel at which no representatives of management were present.  The Independent Trustees also took into account information regarding the Adviser and other service providers of the New Funds at meetings of the Board and its committees held throughout the year.  At the April 3, 2024 and May 8-9, 2024 Board meetings, the Independent Trustees also considered the renewal of the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). The Independent Trustees considered, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
•	Information provided by the Adviser with respect to the proposed investment strategies for the New Funds
•	The Adviser’s significant experience in managing money market portfolios, including that each New Fund will operate as a feeder fund that invests in an existing money market master fund currently managed by the Adviser.
•	A report prepared by an independent third-party provider of investment company data, which included:
o A comparison of each New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”); and
o A comparison of each New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of the Expense Group and Expense Universe; and
•	Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
•	Descriptions of the investment management services to be provided by the Adviser to the New Funds, as well as services provided to the Other Funds, including its investment strategies and processes;
•	A presentation provided by the Adviser at the May 8-9, 2024, Board meeting regarding the New Funds’ proposed investment strategies;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Funds;
9

STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s cybersecurity and risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of various services to be provided to the New Funds by SSGA FM in its capacity as administrator pursuant to an Operations and Administration Agreement;
•	Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Funds by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Funds, and the role of SSGA FM in managing the New Funds’ relationships with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the New Funds;
•	Responses to a request for information reviewed by the Board and Independent Counsel requesting specific information regarding the Other Funds, certain of which was applicable to the New Funds, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2023; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees.  At such meetings, the Board received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing the Other Funds’ investment objectives.
The Independent Trustees were assisted throughout the contract approval process by their Independent Counsel.  The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Funds.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 9, 2024, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Funds.
Nature, Extent and Quality of Services
10

STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Funds, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Funds.  The Board considered the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments.  The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the Adviser’s risk management processes and systems over the past year.  The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Funds, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of other money market funds through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Funds by senior management, as well as the Adviser’s succession planning process
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers.  Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Funds.
Fund Performance
Because the New Funds have not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Funds.  The Board, however, considered the Adviser’s significant experience in managing money market fund portfolios, and noted that the New Funds will be managed by the same investment team as existing State Street money market funds and, as feeder funds, will invest in existing State Street money market master portfolios.
The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds, including the money market funds managed by the Adviser.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by each New Fund.  As part of its review, the Board considered each New Fund’s contractual and actual management fee and total expense ratio, including the portion attributable to operations and administrative services provided by SSGA FM, as compared to each New Fund’s Expense Group and Expense Universe.  The Board also reviewed information provided by management which showed that the New Funds’ estimated total expense ratios were in the range of those of key competitor funds.
Profitability
Because the New Funds have not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Funds. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds.  The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Funds and the Other Funds, reputational and entrepreneurial risk.
Economies of Scale
11

STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
June 30, 2025 (Unaudited)

In reviewing expected management fees and anticipated profitability with respect to the New Funds, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Funds and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the New Funds and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Funds in view of the fact that the New Funds have not yet commenced operations.  The Board concluded that, in light of the fact that the New Funds have not yet commenced operations, and the comparative management fee and expense ratio of the New Funds, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Funds to such an extent that the proposed management fee should be reduced or that breakpoints in such fee should be implemented for the New Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Trustee may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
12

Semi-Annual Financial Statements and Other Information
June 30, 2025
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-392-0869. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—11.7%
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.05% (a)	4.380%	07/01/2025	09/17/2026	$85,600,000	$85,600,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	4.401%	07/01/2025	11/24/2026	250,000,000	250,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	4.401%	07/01/2025	01/21/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	4.401%	07/01/2025	01/27/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	4.460%	07/01/2025	12/07/2026	119,100,000	119,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	4.460%	07/01/2025	04/01/2027	287,686,000	287,686,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	4.465%	07/01/2025	11/16/2026	133,200,000	133,200,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.19% (a)	4.471%	07/01/2025	02/06/2026	250,000,000	249,992,821
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	4.475%	07/01/2025	05/15/2026	301,200,000	301,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	4.480%	07/01/2025	01/28/2026	156,200,000	156,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.485%	07/01/2025	02/12/2027	225,300,000	225,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.490%	07/01/2025	04/01/2026	613,500,000	613,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.490%	07/01/2025	06/18/2026	47,400,000	47,392,440
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	4.490%	07/01/2025	06/23/2027	76,100,000	76,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.495%	07/01/2025	03/18/2026	450,400,000	450,377,034
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.495%	07/01/2025	05/19/2026	33,200,000	33,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	4.500%	07/01/2025	04/16/2026	94,700,000	94,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.505%	07/01/2025	04/08/2026	28,550,000	28,550,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18% (a)	4.510%	07/01/2025	11/02/2026	189,700,000	189,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.510%	07/01/2025	01/27/2026	417,948,000	417,948,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	4.510%	07/01/2025	05/08/2026	30,000,000	30,002,236
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	07/09/2026	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	07/16/2026	270,800,000	270,800,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	07/21/2026	94,900,000	94,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	09/08/2026	66,400,000	66,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.515%	07/01/2025	10/06/2026	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.520%	07/01/2025	02/20/2026	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.520%	07/01/2025	08/28/2026	33,100,000	33,100,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.520%	07/01/2025	11/02/2026	$175,000,000	$175,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	4.520%	07/01/2025	02/03/2027	106,100,000	106,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	03/04/2026	259,300,000	259,330,110
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	09/16/2026	246,900,000	246,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	10/21/2026	405,000,000	404,987,139
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	12/18/2026	247,400,000	247,463,765
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	01/08/2027	339,500,000	339,842,284
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.525%	07/01/2025	01/14/2027	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	09/04/2026	129,320,000	129,320,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	10/09/2026	590,600,000	590,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	10/23/2026	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	11/20/2026	243,700,000	243,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	11/25/2026	57,277,000	57,277,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	12/02/2026	62,200,000	62,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	4.585%	07/01/2025	05/03/2027	56,400,000	56,493,763
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	4.590%	07/01/2025	03/29/2027	46,600,000	46,677,670
Federal Farm Credit Banks Funding Corp., SOFR + 0.27% (a)	4.660%	07/01/2025	12/18/2026	28,500,000	28,584,991
Federal Farm Credit Banks Funding Corp., SOFR + 0.35% (a)	4.740%	07/01/2025	11/25/2025	14,100,000	14,115,972
Federal Farm Credit Discount Notes (b)	4.060%	10/30/2025	10/30/2025	25,000,000	24,658,847
Federal Farm Credit Discount Notes (b)	4.160%	11/26/2025	11/26/2025	40,000,000	39,315,911
Federal Home Loan Bank Discount Notes (b)	4.105%	08/04/2025	08/04/2025	267,400,000	266,363,305
Federal Home Loan Bank Discount Notes (b)	4.105%	08/05/2025	08/05/2025	178,300,000	177,588,410
Federal Home Loan Bank Discount Notes (b)	4.110%	11/21/2025	11/21/2025	448,000,000	440,686,027
Federal Home Loan Bank Discount Notes (b)	4.110%	11/28/2025	11/28/2025	627,100,000	616,313,192
Federal Home Loan Bank Discount Notes (b)	4.163%	11/26/2025	11/26/2025	45,400,000	44,622,999
Federal Home Loan Banks	4.388%	01/09/2026	01/09/2026	970,700,000	970,407,455
Federal Home Loan Banks, SOFR + 0.04% (a)	4.425%	07/01/2025	05/14/2026	143,000,000	143,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	4.430%	07/01/2025	04/24/2026	53,400,000	53,400,000
Federal Home Loan Banks, SOFR + 0.09% (a)	4.480%	07/01/2025	08/15/2025	482,030,000	482,030,000
Federal Home Loan Banks, SOFR + 0.10% (a)	4.485%	07/01/2025	03/19/2026	189,700,000	189,700,000
Federal Home Loan Banks, SOFR + 0.11% (a)	4.500%	07/01/2025	04/10/2026	10,000	10,000
Federal Home Loan Banks, SOFR + 0.11% (a)	4.500%	07/01/2025	04/15/2026	100,000	100,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.520%	07/01/2025	02/09/2026	120,520,000	120,520,000
Federal Home Loan Banks, SOFR + 0.13% (a)	4.520%	07/01/2025	02/13/2026	384,760,000	384,760,000
Federal Home Loan Banks, SOFR + 0.14% (a)	4.525%	07/01/2025	01/19/2027	192,600,000	192,600,000
Federal Home Loan Banks, SOFR + 0.14% (a)	4.525%	07/01/2025	01/21/2027	163,700,000	163,700,000
Federal Home Loan Banks, SOFR + 0.14% (a)	4.530%	07/01/2025	09/18/2026	185,000,000	185,000,727
Federal Home Loan Banks, SOFR + 0.14% (a)	4.530%	07/01/2025	10/29/2026	473,200,000	473,200,000
Federal Home Loan Banks, SOFR + 0.16% (a)	4.550%	07/01/2025	07/14/2025	678,450,000	678,472,223
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Banks, SOFR + 0.18% (a)	4.570%	07/01/2025	12/02/2026	$750,000,000	$750,000,000
Federal Home Loan Banks, SOFR + 0.20% (a)	4.590%	07/01/2025	12/18/2026	47,000,000	47,035,455
Federal Home Loan Mortgage Corp., SOFR + 0.09% (a)	4.480%	07/01/2025	01/26/2026	26,100,000	26,109,172
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	4.500%	07/01/2025	03/05/2026	591,300,000	591,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.11% (a)	4.500%	07/01/2025	05/07/2026	177,400,000	177,400,000
Federal Home Loan Mortgage Corp., SOFR + 0.12% (a)	4.505%	07/01/2025	04/02/2026	705,600,000	705,628,289
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	09/04/2026	599,300,000	599,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	09/23/2026	578,000,000	578,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	4.530%	07/01/2025	10/16/2026	416,300,000	416,342,259
Federal National Mortgage Association, SOFR + 0.12% (a)	4.510%	07/01/2025	07/29/2026	536,750,000	536,849,752
Federal National Mortgage Association, SOFR + 0.14% (a)	4.525%	07/01/2025	08/21/2026	589,200,000	589,200,000
Federal National Mortgage Association, SOFR + 0.14% (a)	4.530%	07/01/2025	09/11/2026	530,800,000	530,798,611
Federal National Mortgage Association, SOFR + 0.14% (a)	4.530%	07/01/2025	10/23/2026	91,700,000	91,700,000
Federal National Mortgage Association, SOFR + 0.14% (a)	4.530%	07/01/2025	11/20/2026	713,504,000	713,870,775
Federal National Mortgage Association, SOFR + 0.14% (a)	4.530%	07/01/2025	12/11/2026	126,100,000	126,100,000
TOTAL GOVERNMENT AGENCY DEBT					19,969,624,634
TREASURY DEBT—45.8%
U.S. Treasury Bills (b)	3.795%	10/02/2025	10/02/2025	800,930,000	792,674,037
U.S. Treasury Bills (b)	4.060%	10/30/2025	10/30/2025	1,810,720,000	1,786,001,091
U.S. Treasury Bills (b)	4.080%	10/09/2025	10/09/2025	321,760,000	318,113,387
U.S. Treasury Bills (b)	4.085%	11/06/2025	11/06/2025	3,260,390,000	3,212,841,697
U.S. Treasury Bills (b)(c)	4.095%	01/02/2026	01/02/2026	5,538,590,000	5,423,106,403
U.S. Treasury Bills (b)	4.096%	09/25/2025	09/25/2025	1,907,533,200	1,888,872,037
U.S. Treasury Bills (b)	4.100%	09/18/2025	09/18/2025	2,590,240,000	2,566,935,070
U.S. Treasury Bills (b)	4.105%	11/13/2025	11/13/2025	868,770,000	855,382,012
U.S. Treasury Bills (b)	4.105%	12/26/2025	12/26/2025	1,871,650,000	1,833,634,452
U.S. Treasury Bills (b)	4.125%	07/10/2025	07/10/2025	1,677,910,000	1,676,181,469
U.S. Treasury Bills (b)	4.135%	07/03/2025	07/03/2025	49,000,000	48,988,744
U.S. Treasury Bills (b)	4.135%	09/04/2025	09/04/2025	1,979,610,000	1,964,642,446
U.S. Treasury Bills (b)	4.140%	11/20/2025	11/20/2025	1,307,660,000	1,286,309,781
U.S. Treasury Bills (b)	4.140%	12/11/2025	12/11/2025	2,561,380,000	2,513,290,754
U.S. Treasury Bills (b)	4.153%	11/28/2025	11/28/2025	2,823,970,000	2,775,056,103
U.S. Treasury Bills (b)	4.153%	12/04/2025	12/04/2025	3,135,660,000	3,079,222,964
U.S. Treasury Bills (b)	4.155%	12/18/2025	12/18/2025	2,925,410,000	2,868,088,198
U.S. Treasury Bills (b)	4.165%	07/24/2025	07/24/2025	1,523,950,000	1,519,895,406
U.S. Treasury Bills (b)	4.173%	08/14/2025	08/14/2025	3,298,038,000	3,281,024,517
U.S. Treasury Bills (b)	4.180%	07/17/2025	07/17/2025	893,390,000	891,734,459
U.S. Treasury Bills (b)	4.180%	08/28/2025	08/28/2025	1,295,371,000	1,286,595,909
U.S. Treasury Bills (b)	4.190%	09/02/2025	09/02/2025	2,130,920,000	2,115,292,974
U.S. Treasury Bills (b)	4.195%	08/12/2025	08/12/2025	5,297,920,000	5,271,883,978
U.S. Treasury Bills (b)	4.200%	07/29/2025	07/29/2025	1,104,850,000	1,101,248,417
U.S. Treasury Bills (b)	4.200%	08/05/2025	08/05/2025	1,305,071,000	1,299,741,960
U.S. Treasury Bills (b)	4.203%	08/21/2025	08/21/2025	2,655,380,000	2,639,466,184
U.S. Treasury Bills (b)(c)	4.208%	10/28/2025	10/28/2025	97,870,000	96,508,812
U.S. Treasury Bills (b)	4.220%	10/14/2025	10/14/2025	694,260,000	685,714,816
U.S. Treasury Bills (b)	4.235%	10/21/2025	10/21/2025	912,100,000	900,082,576
U.S. Treasury Bills (b)	4.248%	09/16/2025	09/16/2025	1,869,970,000	1,852,996,154
U.S. Treasury Bills (b)	4.250%	09/11/2025	09/11/2025	84,990,000	84,267,585
U.S. Treasury Bills (b)	4.394%	08/19/2025	08/19/2025	631,674,000	627,896,133
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (a)	4.379%	07/01/2025	01/31/2027	$1,798,890,000	$1,798,797,904
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (a)	4.410%	07/01/2025	10/31/2025	731,684,000	731,569,421
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.15% (a)	4.431%	07/01/2025	04/30/2026	712,182,900	712,174,799
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (a)	4.441%	07/01/2025	04/30/2027	611,070,000	611,079,442
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (a)	4.463%	07/01/2025	07/31/2026	2,084,470,000	2,082,897,960
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (a)	4.486%	07/01/2025	10/31/2026	1,634,560,000	1,634,946,986
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.25% (a)	4.526%	07/01/2025	01/31/2026	530,243,800	530,252,079
U.S. Treasury Notes	4.020%	04/30/2026	04/30/2026	1,910,115,000	1,873,537,101
U.S. Treasury Notes	4.100%	03/31/2026	03/31/2026	1,909,148,000	1,879,887,113
U.S. Treasury Notes	4.180%	05/15/2026	05/15/2026	425,920,000	423,879,864
U.S. Treasury Notes	4.190%	12/31/2025	12/31/2025	429,960,000	430,065,200
U.S. Treasury Notes	4.200%	12/31/2025	12/31/2025	66,140,000	64,908,457
U.S. Treasury Notes	4.210%	05/15/2026	05/15/2026	98,280,000	96,134,808
U.S. Treasury Notes	4.250%	02/28/2026	02/28/2026	490,940,000	492,096,149
U.S. Treasury Notes	4.290%	08/15/2025	08/15/2025	2,736,117,000	2,728,515,731
U.S. Treasury Notes	4.290%	02/28/2026	02/28/2026	169,790,000	165,654,872
U.S. Treasury Notes	4.300%	09/30/2025	09/30/2025	873,756,000	866,725,758
U.S. Treasury Notes	4.310%	10/31/2025	10/31/2025	134,770,000	132,997,243
U.S. Treasury Notes	4.330%	10/31/2025	10/31/2025	133,920,000	134,209,343
U.S. Treasury Notes	4.340%	11/30/2025	11/30/2025	139,014,000	139,309,216
U.S. Treasury Notes	4.440%	07/31/2025	07/31/2025	2,050,567,000	2,044,613,310
U.S. Treasury Notes	5.020%	07/15/2025	07/15/2025	326,380,000	326,135,904
TOTAL TREASURY DEBT					78,444,079,185
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—17.7%
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Government National Mortgage Associations, 3.500% - 7.000% due 07/20/2044 - 06/20/2065, valued at $56,100,001); expected proceeds $55,006,707	4.390%	07/01/2025	07/01/2025	55,000,000	55,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 4.500% due 04/01/2037 - 12/01/2049, Federal National Mortgage Associations, 2.500% - 6.000% due 05/01/2037 - 03/01/2053 and Government National Mortgage Associations, 2.500% - 6.500% due 04/20/2036 - 09/15/2059, valued at $51,000,000); expected proceeds $50,006,111	4.400%	07/01/2025	07/01/2025	50,000,000	50,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.795% - 19.433% due 01/15/2027 - 04/25/2055, Federal National Mortgage Associations, 1.745% - 22.033% due 12/25/2053 - 10/25/2054 and Government National Mortgage Associations, 0.000% - 22.726% due 01/20/2041 - 09/20/2073, valued at $128,831,370); expected proceeds $125,094,287	4.400%	07/01/2025	07/01/2025	125,079,000	125,079,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/03/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 12.790% due 06/15/2027 - 03/25/2055, Federal National Mortgage Associations, 0.000% - 13.255% due 03/25/2030 - 10/25/2060 and Government National Mortgage Associations, 0.000% - 18.887% due 06/20/2050 - 06/20/2075, valued at $978,500,072); expected proceeds $964,186,667 (d)	4.480%	07/01/2025	10/01/2025	$950,000,000	$950,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2025 (collateralized by Federal Home Loan Mortgage Corporations, 5.155% - 8.235% due 06/25/2054 - 07/25/2055, valued at $206,000,000); expected proceeds $202,913,333 (d)	4.370%	10/16/2025	10/16/2025	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Government National Mortgage Associations, 0.000% - 36.374% due 02/16/2041 - 06/20/2075, valued at $862,110,000); expected proceeds $837,102,300	4.400%	07/01/2025	07/01/2025	837,000,000	837,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a Federal Home Loan Mortgage Corporation, 6.500% due 04/01/2055, valued at $306,000,000); expected proceeds $300,036,833	4.420%	07/01/2025	07/01/2025	300,000,000	300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a Federal Home Loan Mortgage Corporation, 6.623% due 01/01/2054 and Federal National Mortgage Associations, 1.500% - 7.500% due 07/01/2028 - 06/01/2055, valued at $2,040,000,000); expected proceeds $2,000,244,444	4.400%	07/01/2025	07/01/2025	2,000,000,000	2,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 4.000% due 02/28/2030, Federal Home Loan Mortgage Corporations, 3.500% - 6.500% due 06/01/2040 - 07/01/2055 and Federal National Mortgage Associations, 2.000% - 7.000% due 07/01/2036 - 06/01/2063, valued at $1,173,000,569); expected proceeds $1,150,140,556	4.400%	07/01/2025	07/01/2025	1,150,000,000	1,150,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 8.500% due 08/01/2025 - 07/01/2055, Federal National Mortgage Associations, 1.500% - 8.500% due 07/25/2025 - 07/01/2055, a U.S. Treasury Bill, 0.000% due 04/16/2026, U.S. Treasury Bonds, 2.750% - 4.625% due 11/15/2042 - 05/15/2054 and U.S. Treasury Notes, 0.625% - 4.625% due 03/31/2026 - 08/15/2033, valued at $6,120,000,000); expected proceeds $6,000,731,667	4.390%	07/01/2025	07/01/2025	6,000,000,000	6,000,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 01/01/2029 - 05/01/2055, Federal National Mortgage Associations, 2.000% - 6.500% due 09/01/2028 - 04/01/2055, Federal National Mortgage Associations Strips, 6.000% due 02/01/2053 and Government National Mortgage Associations, 0.226% - 7.500% due 01/20/2039 - 06/16/2066, valued at $2,058,695,817); expected proceeds $2,015,245,461	4.400%	07/01/2025	07/01/2025	$2,014,999,183	$2,014,999,183
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.500% due 05/01/2036 - 02/01/2055 and Federal National Mortgage Associations, 2.000% - 7.500% due 12/01/2032 - 05/01/2055, valued at $444,720,000); expected proceeds $436,053,289	4.400%	07/01/2025	07/01/2025	436,000,000	436,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.000% due 06/01/2052 - 04/01/2055 and Federal National Mortgage Associations, 2.000% - 6.500% due 12/01/2047 - 12/01/2054, valued at $459,000,001); expected proceeds $450,054,875	4.390%	07/01/2025	07/01/2025	450,000,000	450,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/27/2025 (collateralized by Federal Home Loan Mortgage Corporations, 0.150% - 8.055% due 09/25/2026 - 07/01/2055, Federal National Mortgage Associations, 0.000% - 6.782% due 04/25/2030 - 05/25/2055, Federal National Mortgage Associations Strips, 4.500% - 6.500% due 11/01/2039 - 05/01/2055 and Government National Mortgage Associations, 0.125% - 6.202% due 07/16/2039 - 01/16/2063, valued at $3,430,135,448); expected proceeds $3,298,773,472 (d)	4.540%	07/01/2025	10/24/2025	3,250,000,000	3,250,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a Government National Mortgage Association, 5.500% due 06/20/2055, valued at $91,800,002); expected proceeds $90,010,975	4.390%	07/01/2025	07/01/2025	90,000,000	90,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 7.505% due 08/01/2029 - 04/01/2055 and Federal National Mortgage Associations, 1.500% - 7.500% due 08/01/2026 - 07/01/2065, valued at $6,489,452,161); expected proceeds $6,362,985,603	4.400%	07/01/2025	07/01/2025	6,362,208,000	6,362,208,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.899% - 7.121% due 02/07/2029 - 03/01/2055, Federal National Mortgage Associations, 2.000% - 6.500% due 12/01/2027 - 06/01/2054 and U.S. Treasury Notes, 1.250% - 4.000% due 12/31/2026 - 10/31/2029, valued at $912,900,090); expected proceeds $895,109,389	4.400%	07/01/2025	07/01/2025	895,000,000	895,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Farm Credit Banks, 4.000% due 03/16/2027, Federal Home Loan Mortgage Corporations, 1.500% - 6.000% due 07/01/2030 - 04/01/2055, Federal National Mortgage Associations, 1.500% - 6.500% due 11/01/2025 - 04/01/2055 and Government National Mortgage Associations, 3.000% - 7.500% due 12/15/2027 - 06/20/2055, valued at $845,580,000); expected proceeds $829,101,553	4.410%	07/01/2025	07/01/2025	$829,000,000	$829,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.500% due 04/01/2031 - 01/01/2055 and Federal National Mortgage Associations, 2.000% - 7.500% due 12/01/2032 - 06/01/2055, valued at $663,000,000); expected proceeds $650,079,264	4.390%	07/01/2025	07/01/2025	650,000,000	650,000,000
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 4.125% due 07/31/2031, Federal Home Loan Mortgage Corporations, 1.500% - 6.500% due 05/01/2026 - 01/01/2055, Federal National Mortgage Associations, 2.000% - 6.500% due 01/01/2040 - 12/01/2054 and Government National Mortgage Associations, 2.500% - 7.500% due 06/15/2027 - 06/20/2055, valued at $510,000,000); expected proceeds $500,061,111	4.400%	07/01/2025	07/01/2025	500,000,000	500,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2030, Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 01/01/2041 - 09/01/2054, Federal National Mortgage Associations, 2.500% - 6.000% due 12/01/2041 - 12/01/2054, Government National Mortgage Associations, 4.000% - 5.500% due 04/20/2052 - 01/20/2055, U.S. Treasury Bills, 0.000% due 07/10/2025 - 11/28/2025, U.S. Treasury Bonds, 1.125% - 6.125% due 11/15/2027 - 02/15/2054 and U.S. Treasury Notes, 0.250% - 4.875% due 08/15/2025 - 11/15/2034, valued at $510,000,791); expected proceeds $500,061,111
	4.400%	07/01/2025	07/01/2025	500,000,000	500,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Farm Credit Banks, 0.900% - 5.240% due 04/23/2026 - 10/03/2039, Federal Home Loan Banks, 4.500% due 03/12/2027, Federal Home Loan Mortgage Corporations, 0.000% - 6.750% due 07/21/2025 - 10/10/2029, Federal National Mortgage Associations, 0.000% - 7.250% due 10/22/2025 - 11/15/2030, Resolution Funding Strips, 0.000% due 07/15/2025 - 07/15/2026, Tennessee Valley Authorities, 0.000% - 5.250% due 11/01/2025 - 12/15/2042, U.S. Treasury Bills, 0.000% due 07/03/2025 - 05/14/2026, U.S. Treasury Bonds, 1.125% - 6.875% due 08/15/2025 - 05/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% - 2.375% due 01/15/2027 - 02/15/2054, U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 07/15/2026 - 01/15/2035, U.S. Treasury Notes, 0.250% - 5.000% due 07/15/2025 - 05/15/2035 and U.S. Treasury Strips, 0.000% due 08/15/2025 - 11/15/2052, valued at $153,000,000); expected proceeds $150,018,333
	4.400%	07/01/2025	07/01/2025	$150,000,000	$150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 04/01/2025 (collateralized by Federal Farm Credit Banks, 1.680% - 5.600% due 01/09/2026 - 06/25/2040, Federal Home Loan Banks, 0.650% - 5.950% due 06/03/2026 - 11/05/2041, Federal National Mortgage Associations, 0.450% - 4.750% due 08/18/2025 - 11/16/2035, Resolution Funding Strips, 0.000% due 10/15/2027 - 04/15/2030 and Tennessee Valley Authorities, 0.000% - 6.750% due 09/15/2025 - 09/15/2060, valued at $721,814,956); expected proceeds $710,271,722 (d)	4.330%	08/01/2025	08/01/2025	700,000,000	700,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/11/2025 (collateralized by a Government National Mortgage Association, 4.500% due 06/20/2052, Federal Home Loan Mortgage Corporations, 2.000% - 7.169% due 09/01/2043 - 05/01/2055 and Federal National Mortgage Associations, 2.000% - 6.500% due 07/01/2041 - 01/01/2055, valued at $393,653,389); expected proceeds $389,206,125 (d)	4.370%	09/09/2025	09/09/2025	385,000,000	385,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/11/2025 (collateralized by Federal Farm Credit Banks, 2.080% due 10/06/2036, Federal Home Loan Mortgage Corporations, 0.375% - 6.000% due 09/23/2025 - 07/01/2055, Federal National Mortgage Associations, 2.500% - 6.000% due 12/01/2051 - 01/01/2055, Government National Mortgage Associations, 2.500% - 7.000% due 06/15/2039 - 06/20/2065, U.S. Treasury Bonds, 3.000% - 4.625% due 11/15/2042 - 05/15/2054, U.S. Treasury Inflation Index Bonds, 0.750% - 2.375% due 02/15/2045 - 02/15/2055 and U.S. Treasury Notes, 0.750% - 4.875% due 04/30/2026 - 05/15/2032, valued at $393,649,049); expected proceeds $386,395,625 (d)
	4.350%	07/11/2025	07/11/2025	385,000,000	385,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.000% due 11/15/2042, a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2034, Federal Farm Credit Banks, 2.080% due 10/06/2036, Federal Home Loan Mortgage Corporations, 3.000% - 6.500% due 05/01/2039 - 05/01/2055, Federal National Mortgage Associations, 2.125% - 6.500% due 04/24/2026 - 06/01/2055, Government National Mortgage Associations, 2.500% - 6.500% due 03/15/2038 - 06/20/2055 and U.S. Treasury Inflation Index Bonds, 0.750% - 3.625% due 04/15/2028 - 02/15/2048, valued at $612,074,800); expected proceeds $600,073,333
	4.400%	07/01/2025	07/01/2025	$600,000,000	$600,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 6.000% due 04/01/2037 - 06/01/2055, valued at $510,062,333); expected proceeds $500,061,111	4.400%	07/01/2025	07/01/2025	500,000,000	500,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					30,364,286,183
TREASURY REPURCHASE AGREEMENTS—21.6%
Agreement with Australia and New Zealand Banking Group, dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.000% – 4.625% due 07/31/2027 – 02/15/2055, valued at $2,548,097,720); expected proceeds $2,500,305,556	4.400%	07/01/2025	07/01/2025	2,500,000,000	2,500,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2033, U.S. Treasury Bonds, 1.125% - 4.750% due 08/15/2040 - 05/15/2055 and U.S. Treasury Notes, 2.625% - 4.000% due 05/31/2027 - 02/15/2034, valued at $204,000,003); expected proceeds $200,024,389	4.390%	07/01/2025	07/01/2025	200,000,000	200,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, a U.S. Treasury Inflation Index Note, 1.375% due 07/15/2033, U.S. Treasury Bonds, 2.250% - 4.750% due 08/15/2039 - 05/15/2053 and U.S. Treasury Notes, 0.250% - 4.500% due 09/30/2025 - 08/15/2032, valued at $76,500,003); expected proceeds $75,009,146	4.390%	07/01/2025	07/01/2025	75,000,000	75,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Bond, 4.000% due 11/15/2052 and U.S. Treasury Notes, 0.250% - 4.000% due 07/31/2025 - 06/30/2032, valued at $75,480,052); expected proceeds $74,009,024	4.390%	07/01/2025	07/01/2025	74,000,000	74,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/16/2025 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2030 and U.S. Treasury Notes, 0.875% - 4.250% due 05/15/2029 - 03/31/2031, valued at $561,000,027); expected proceeds $557,926,722 (d)	4.360%	09/12/2025	09/12/2025	550,000,000	550,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 05/06/2025 (collateralized by U.S. Treasury Bills, 0.000% due 04/16/2026, U.S. Treasury Bonds, 3.000% - 6.625% due 02/15/2027 - 02/15/2049 and U.S. Treasury Notes, 1.500% - 5.000% due 09/30/2025 - 06/30/2031, valued at $510,000,024); expected proceeds $507,173,056 (d)	4.340%	09/02/2025	09/02/2025	$500,000,000	$500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Inflation Index Bond, 1.750% due 01/15/2028 and a U.S. Treasury Note, 3.750% due 04/30/2027, valued at $1,785,000,071); expected proceeds $1,750,213,403	4.390%	07/01/2025	07/01/2025	1,750,000,000	1,750,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 3.625% due 08/31/2029, valued at $357,000,046); expected proceeds $350,042,778	4.400%	07/01/2025	07/01/2025	350,000,000	350,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 07/03/2025 - 03/19/2026 and U.S. Treasury Notes, 0.375% - 4.875% due 08/15/2025 - 05/15/2035, valued at $2,269,500,052); expected proceeds $2,225,270,708	4.380%	07/01/2025	07/01/2025	2,225,000,000	2,225,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Bills, 0.000% due 09/25/2025 - 03/19/2026, U.S. Treasury Bonds, 1.250% - 6.625% due 02/15/2026 - 05/15/2053 and U.S. Treasury Notes, 0.250% - 4.875% due 07/31/2025 - 11/15/2034, valued at $6,834,000,034); expected proceeds $6,700,818,889	4.400%	07/01/2025	07/01/2025	6,700,000,000	6,700,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.625% – 4.500% due 11/15/2025 – 04/30/2030, valued at $6,120,000,025); expected proceeds $6,000,731,667	4.390%	07/01/2025	07/01/2025	6,000,000,000	6,000,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.250% - 3.875% due 05/31/2028 - 06/15/2028, valued at $735,613,621); expected proceeds $720,087,600	4.380%	07/01/2025	07/01/2025	720,000,000	720,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 1.375% – 4.625% due 03/31/2027 – 11/15/2034, valued at $6,119,103,329); expected proceeds $6,000,733,333	4.400%	07/01/2025	07/01/2025	6,000,000,000	6,000,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/23/2025 (collateralized by a U.S. Treasury Strip, 0.000% due 05/15/2027, valued at $372,300,001); expected proceeds $365,624,555	4.400%	07/01/2025	07/07/2025	365,000,000	365,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by a U.S. Treasury Note, 1.250% due 12/31/2026 and U.S. Treasury Inflation Index Notes, 0.500% - 1.625% due 10/15/2027 - 01/15/2028, valued at $4,411,500,027); expected proceeds $4,325,527,410	4.390%	07/01/2025	07/01/2025	4,325,000,000	4,325,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2025 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 0.375% – 6.250%, due 08/31/2025 – 05/15/2034, valued at $3,120,121,329); expected proceeds $3,060,373,150	4.390%	07/01/2025	07/01/2025	$3,060,000,000	$3,060,000,000
Agreement with National Australia Bank, Ltd., dated 06/30/2025 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $764,737,575); expected proceeds $750,091,250	4.380%	07/01/2025	07/01/2025	750,000,000	750,000,000
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 2.875% – 4.375% due 07/31/2026 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2037 – 08/15/2052, valued at $502,882,012); expected proceeds $490,761,225	4.400%	07/01/2025	07/01/2025	490,701,250	490,701,250
Agreement with Prudential Insurance Co., dated 06/30/2025 (collateralized by U.S. Treasury Notes, 4.125% – 4.750% due 03/31/2029 – 11/15/2054 and U.S. Treasury Strips, 0.000% due 02/15/2040 – 11/15/2045, valued at $148,447,979); expected proceeds $145,086,481	4.400%	07/01/2025	07/01/2025	145,068,750	145,068,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2025 (collateralized by U.S. Treasury Notes, 3.500% - 3.750% due 09/30/2026 - 12/31/2028, valued at $204,000,090); expected proceeds $200,024,444	4.400%	07/01/2025	07/01/2025	200,000,000	200,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					36,979,770,000
TOTAL INVESTMENTS –96.8% (e)(f)					165,757,760,002
Other Assets in Excess of Liabilities —3.2%					5,416,966,706
NET ASSETS –100.0%					$171,174,726,708
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	When-issued security.
(d)	Illiquid security. These securities represent $6,920,000,000 or 4.0% of net assets as of June 30, 2025.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$98,413,703,819
Repurchase agreements, at value and amortized cost	67,344,056,183
Total Investments	165,757,760,002
Cash	10,220,919,682
Receivable for investments sold	764,057,827
Interest receivable — unaffiliated issuers	269,147,149
TOTAL ASSETS	177,011,884,660
LIABILITIES
Payable for investments purchased	5,824,945,329
Advisory and administrator fee payable	6,763,247
Custody, sub-administration and transfer agent fees payable	4,902,781
Trustees’ fees and expenses payable	39,082
Professional fees payable	263,878
Printing fees payable	110,554
Accrued expenses and other liabilities	133,081
TOTAL LIABILITIES	5,837,157,952
NET ASSETS	$171,174,726,708
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	3,732,821,230
EXPENSES
Advisory and administrator fee	41,753,522
Custodian, sub-administrator and transfer agent fees	4,967,506
Trustees’ fees and expenses	384,105
Professional fees and expenses	522,529
Printing and postage fees	90,098
Insurance expense	22,758
Miscellaneous expenses	34,051
TOTAL EXPENSES	47,774,569
NET INVESTMENT INCOME (LOSS)	$3,685,046,661
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	612,124
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,685,658,785
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,685,046,661	$7,970,796,746
Net realized gain (loss)	612,124	(541,395)
Net increase (decrease) in net assets resulting from operations	3,685,658,785	7,970,255,351
CAPITAL TRANSACTIONS
Contributions	341,605,370,147	659,062,075,445
Withdrawals	(347,858,408,200)	(645,387,590,224)
Net increase (decrease) in net assets from capital transactions	(6,253,038,053)	13,674,485,221
Net increase (decrease) in net assets during the period	(2,567,379,268)	21,644,740,572
Net assets at beginning of period	173,742,105,976	152,097,365,404
NET ASSETS AT END OF PERIOD	$171,174,726,708	$173,742,105,976
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/25 (Unaudited)	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20
Total return (a)	2.14%	5.30%	5.17%	1.63%	0.01%	0.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$171,174,727	$173,742,106	$152,097,365	$91,338,606	$97,388,223	$79,611,947
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	4.39%(b)	5.14%	5.06%	1.71%	0.01%	0.39%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2025, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of  the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2025, the Portfolio had invested in repurchase agreements with the gross values of $67,344,056,183 and associated collateral equal to $68,840,364,869.
5.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2025.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2025 (Unaudited)

the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2025 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 2, 2025 and May 7-8, 2025, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”).  Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 2, 2025 and May 7-8, 2025, the Independent Trustees met with their Independent Counsel on March 27, 2025, in a private session to review and discuss the information provided by the Adviser in connection with the proposal.   Following the April 2, 2025 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 7-8, 2025 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2024, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Responses to a request for information reviewed prior to the April 2, 2025 and May 7-8, 2025 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
21

STATE STREET MASTER FUNDS
STATE STREET U.S GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 7-8, 2025; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 7-8, 2025, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2025, for an additional year with respect to the Portfolio
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund.  The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024.  For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer
22

STATE STREET MASTER FUNDS
STATE STREET U.S GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

group and its composition over time.  The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers.  The Board also considered the Fund’s performance in light of overall financial market conditions.  Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund.  The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.  Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase.  The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and
23

STATE STREET MASTER FUNDS
STATE STREET U.S GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT  (continued)
June 30, 2025 (Unaudited)

expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: September 4, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: September 4, 2025